UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund Annual Report October 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Global ex U.S. Index Fund	0.71%	3.81%	3.26%

 A From September 29, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,559	Fidelity® Series Global ex U.S. Index Fund
$12,851	MSCI ACWI (All Country World Index) ex USA Index

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes modestly outpaced the 0.40% return of the MSCI ACWI (All Country World Index) ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The Fund’s top-contributing stock on an absolute basis was Taiwan Semiconductor, whose shares rose about 47% in a strong industry environment for this contract semiconductor manufacturer. Other notable contributors included China-based and Grand Cayman-listed media company Tencent Holdings (+41%); Chinese e-commerce business Alibaba Group (+21%), which reported strong earnings in August; and Korean electronics giant Samsung (+21%). In contrast, many of the fund’s biggest detractors included multinational pharmaceutical manufacturers hurt by the potential for drug-pricing regulation in the U.S. Here, the biggest detractors included Switzerland’s Novartis (-19%); Denmark-based Novo Nordisk (-31%); Germany's Bayer (-24%); and, especially, Canada’s Valeant Pharmaceuticals. Valeant shares returned -81%, with much of the decline coming in March, after the company forecast weaker-than-expected earnings and warned of a possible debt default.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	16.7%
United Kingdom	11.1%
Canada	6.8%
France	6.4%
Germany	6.2%
Switzerland	5.9%
Australia	4.9%
Korea (South)	3.3%
Cayman Islands	3.1%
Other*	35.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Japan	15.7%
United Kingdom	12.9%
Canada	6.8%
France	6.7%
Switzerland	6.5%
Germany	6.4%
Australia	5.0%
Korea (South)	3.3%
Hong Kong	2.6%
Other*	34.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.8

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.8	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.7	0.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.6
	8.5

Top Ten Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.1	26.5
Industrials	11.0	10.5
Consumer Discretionary	10.2	11.6
Consumer Staples	10.2	11.1
Information Technology	9.7	8.3
Health Care	7.9	8.7
Materials	7.1	6.7
Energy	6.4	6.7
Telecommunication Services	4.8	5.1
Real Estate	3.4	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 95.3%
		Shares	Value
Australia - 4.9%
AGL Energy Ltd.		137,143	$2,000,947
Alumina Ltd.		494,635	594,505
Amcor Ltd.		234,768	2,625,244
AMP Ltd.		599,485	2,084,049
APA Group unit		226,090	1,369,014
Aristocrat Leisure Ltd.		109,749	1,280,676
ASX Ltd.		39,178	1,404,601
Aurizon Holdings Ltd.		415,857	1,543,751
Australia & New Zealand Banking Group Ltd.		593,242	12,568,125
Bank of Queensland Ltd.		77,234	614,545
Bendigo & Adelaide Bank Ltd.		93,472	791,389
BHP Billiton Ltd.		653,513	11,417,419
Boral Ltd.		150,665	722,048
Brambles Ltd.		321,547	2,820,247
Caltex Australia Ltd.		53,624	1,253,531
Challenger Ltd.		115,891	948,583
Cimic Group Ltd.		20,036	450,993
Coca-Cola Amatil Ltd.		116,399	844,717
Cochlear Ltd.		11,630	1,132,055
Commonwealth Bank of Australia		348,819	19,473,788
Computershare Ltd.		94,821	760,975
Crown Ltd.		73,783	611,220
CSL Ltd.		93,265	7,130,851
DEXUS Property Group unit		199,990	1,360,064
Dominos Pizza Enterprises Ltd.		12,427	607,369
DUET Group		495,157	896,465
Flight Centre Travel Group Ltd.		11,366	292,844
Fortescue Metals Group Ltd.		315,238	1,318,909
Goodman Group unit		366,655	1,893,829
Harvey Norman Holdings Ltd.		113,032	434,216
Healthscope Ltd.		353,395	594,109
Incitec Pivot Ltd.		342,301	768,146
Insurance Australia Group Ltd.		492,535	2,064,439
Lendlease Group unit		112,028	1,152,170
Macquarie Group Ltd.		62,443	3,790,531
Medibank Private Ltd.		557,921	1,094,979
Mirvac Group unit		752,310	1,196,070
National Australia Bank Ltd.		537,934	11,457,779
Newcrest Mining Ltd. (a)		156,548	2,686,582
Orica Ltd.		75,675	937,750
Origin Energy Ltd.		354,890	1,444,312
Platinum Asset Management Ltd.		48,566	184,351
Qantas Airways Ltd.		145,592	338,901
QBE Insurance Group Ltd.		277,882	2,111,735
Ramsay Health Care Ltd.		28,764	1,605,174
realestate.com.au Ltd.		10,696	416,098
Rio Tinto Ltd.		86,362	3,559,386
Santos Ltd.		323,316	878,029
Scentre Group unit		1,087,277	3,482,056
SEEK Ltd.		66,585	741,534
Sonic Healthcare Ltd.		80,251	1,250,852
South32 Ltd.		1,063,736	2,079,603
South32 Ltd. sponsored ADR		2,887	27,787
SP AusNet		359,140	409,797
Stockland Corp. Ltd. unit		487,199	1,638,106
Suncorp Group Ltd.		260,623	2,373,123
Sydney Airport unit		222,560	1,059,827
Tabcorp Holdings Ltd.		168,431	620,127
Tatts Group Ltd.		303,512	937,379
Telstra Corp. Ltd.		872,045	3,298,026
The GPT Group unit		365,393	1,295,268
TPG Telecom Ltd.		68,782	395,558
Transurban Group unit		413,154	3,265,434
Treasury Wine Estates Ltd.		149,921	1,224,842
Vicinity Centers unit		692,322	1,511,484
Vocus Communications Ltd.		103,705	450,453
Wesfarmers Ltd.		229,280	7,152,689
Westfield Corp. unit (a)		403,370	2,730,908
Westpac Banking Corp.		678,460	15,689,353
Woodside Petroleum Ltd.		153,688	3,316,750
Woolworths Ltd.		260,761	4,691,235

TOTAL AUSTRALIA			177,169,701

Austria - 0.1%
Andritz AG		14,626	765,054
Erste Group Bank AG		60,926	1,913,480
IMMOEAST AG (a)		928	0
OMV AG		29,428	919,873
Raiffeisen International Bank-Holding AG (a)		23,127	379,038
Voestalpine AG		22,873	809,258

TOTAL AUSTRIA			4,786,703

Bailiwick of Jersey - 0.9%
Experian PLC		194,941	3,753,300
Glencore Xstrata PLC (a)		2,481,056	7,592,031
Petrofac Ltd.		52,625	519,491
Randgold Resources Ltd.		19,001	1,687,414
Shire PLC		182,343	10,295,578
Wolseley PLC		51,234	2,665,820
WPP PLC		262,053	5,689,970

TOTAL BAILIWICK OF JERSEY			32,203,604

Belgium - 0.9%
Ageas		39,941	1,458,950
Anheuser-Busch InBev SA NV		163,445	18,758,544
Colruyt NV		13,629	732,577
Groupe Bruxelles Lambert SA		16,129	1,387,412
KBC Groep NV		50,819	3,096,712
Proximus		30,287	867,096
Solvay SA Class A		14,982	1,719,481
Telenet Group Holding NV (a)		10,681	571,773
UCB SA		25,624	1,735,262
Umicore SA		19,215	1,168,356

TOTAL BELGIUM			31,496,163

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		656,000	343,413
Alibaba Pictures Group Ltd. (a)		2,260,000	445,848
Beijing Enterprises Water Group Ltd.		880,000	638,820
Brilliance China Automotive Holdings Ltd.		612,000	726,772
Cheung Kong Infrastructure Holdings Ltd.		133,000	1,089,820
China Gas Holdings Ltd.		348,000	530,376
China Resource Gas Group Ltd.		180,000	565,144
Cosco Shipping Ports Ltd.		345,377	342,903
Credicorp Ltd. (United States)		13,174	1,958,710
First Pacific Co. Ltd.		458,078	347,018
GOME Electrical Appliances Holdings Ltd.		2,507,418	316,840
Haier Electronics Group Co. Ltd.		254,000	410,039
Hanergy Thin Film Power Group Ltd. (a)		1,902,000	2
Hongkong Land Holdings Ltd.		238,865	1,600,396
Jardine Matheson Holdings Ltd.		50,622	3,083,386
Kerry Properties Ltd.		124,000	392,519
Kunlun Energy Co. Ltd.		648,000	490,457
Li & Fung Ltd.		1,174,000	578,254
Luye Pharma Group Ltd.		280,500	188,795
Nine Dragons Paper (Holdings) Ltd.		328,000	267,287
Noble Group Ltd. (a)		1,764,497	210,535
NWS Holdings Ltd.		300,007	531,503
Shangri-La Asia Ltd.		240,000	263,966
Yue Yuen Industrial (Holdings) Ltd.		148,000	563,906

TOTAL BERMUDA			15,886,709

Brazil - 1.1%
AES Tiete Energia SA unit		40,476	209,735
Ambev SA		894,630	5,277,532
Banco Bradesco SA		164,142	1,631,650
Banco do Brasil SA		174,100	1,597,553
Banco Santander SA (Brasil) unit		83,300	686,338
BB Seguridade Participacoes SA		141,700	1,426,766
BM&F BOVESPA SA		349,000	2,055,514
BR Malls Participacoes SA		116,170	465,117
Brasil Foods SA		114,000	1,907,143
CCR SA		178,500	970,230
Cetip SA - Mercados Organizado		44,460	624,975
Cielo SA		208,679	2,118,170
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		69,100	729,533
Companhia Siderurgica Nacional SA (CSN) (a)		126,100	424,284
Cosan SA Industria e Comercio		24,400	328,085
CPFL Energia SA		40,981	310,952
Drogasil SA		46,900	1,041,145
Duratex SA		63,185	170,631
EDP Energias do Brasil SA		73,180	351,915
Embraer SA		135,300	726,941
ENGIE Brasil Energia SA		33,500	425,572
Equatorial Energia SA		40,400	720,669
Fibria Celulose SA		50,295	402,423
Hypermarcas SA		70,600	591,872
JBS SA		144,300	438,958
Klabin SA unit		112,300	578,739
Kroton Educacional SA		280,292	1,396,191
Localiza Rent A Car SA		32,160	399,280
Lojas Americanas SA		42,210	207,083
Lojas Renner SA		130,000	1,099,624
M. Dias Branco SA		6,900	294,655
Multiplan Empreendimentos Imobiliarios SA		16,000	321,554
Natura Cosmeticos SA		34,900	335,224
Odontoprev SA		53,500	201,128
Petroleo Brasileiro SA - Petrobras (ON) (a)		549,811	3,210,676
Porto Seguro SA		23,300	220,956
Qualicorp SA		44,900	288,924
Rumo Logistica Operadora Multimodal SA (a)		163,100	364,829
Sul America SA unit		36,342	219,395
Terna Participacoes SA unit		18,700	121,562
TIM Participacoes SA		172,603	479,092
Totvs SA		25,300	229,539
Ultrapar Participacoes SA		73,200	1,658,695
Vale SA		237,400	1,642,165
Vale SA sponsored ADR (b)		26,400	182,688
Weg SA		114,120	629,233

TOTAL BRAZIL			39,714,935

Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)		45,098	2,290,372
Agrium, Inc.		26,649	2,446,352
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		85,668	4,303,519
AltaGas Ltd. (b)		32,869	813,332
ARC Resources Ltd.		70,880	1,203,264
ATCO Ltd. Class I (non-vtg.)		15,630	547,918
Bank of Montreal		130,360	8,296,078
Bank of Nova Scotia		244,128	13,119,173
Barrick Gold Corp.		237,509	4,178,940
BCE, Inc.		29,843	1,355,873
BlackBerry Ltd. (a)		100,444	709,166
Bombardier, Inc. Class B (sub. vtg.) (a)		389,963	517,508
Brookfield Asset Management, Inc. Class A		177,119	6,202,400
CAE, Inc.		55,105	774,009
Cameco Corp.		80,145	617,235
Canadian Imperial Bank of Commerce		79,980	5,992,686
Canadian National Railway Co.		158,384	9,956,713
Canadian Natural Resources Ltd.		222,361	7,057,264
Canadian Pacific Railway Ltd.		29,649	4,238,350
Canadian Tire Ltd. Class A (non-vtg.)		14,160	1,376,412
Canadian Utilities Ltd. Class A (non-vtg.)		25,424	726,535
CCL Industries, Inc. Class B		5,641	1,003,209
Cenovus Energy, Inc.		168,779	2,434,857
CGI Group, Inc. Class A (sub. vtg.) (a)		44,567	2,116,874
CI Financial Corp.		50,167	923,076
Constellation Software, Inc.		3,885	1,819,980
Crescent Point Energy Corp.		107,896	1,284,649
Dollarama, Inc.		23,367	1,746,123
ECN Capital Corp.		78,570	171,632
Eldorado Gold Corp. (a)		145,543	458,993
Element Financial Corp.		78,570	765,608
Empire Co. Ltd. Class A (non-vtg.)		33,260	479,075
Enbridge, Inc.		188,313	8,131,730
Encana Corp.		193,327	1,843,474
Fairfax Financial Holdings Ltd. (sub. vtg.)		4,673	2,393,288
Finning International, Inc.		35,149	654,081
First Capital Realty, Inc.		26,023	414,994
First Quantum Minerals Ltd.		139,660	1,326,525
Fortis, Inc.		80,477	2,648,967
Franco-Nevada Corp.		36,359	2,379,748
George Weston Ltd.		10,444	851,062
Gildan Activewear, Inc.		46,146	1,185,216
Goldcorp, Inc.		168,650	2,561,247
Great-West Lifeco, Inc.		60,326	1,515,234
H&R REIT/H&R Finance Trust		30,217	513,867
Husky Energy, Inc.		71,076	764,651
Hydro One Ltd.		36,200	660,415
IGM Financial, Inc.		19,398	520,635
Imperial Oil Ltd.		59,998	1,945,809
Industrial Alliance Insurance and Financial Services, Inc.		20,870	808,162
Intact Financial Corp.		26,656	1,812,044
Inter Pipeline Ltd.		68,139	1,412,768
Jean Coutu Group, Inc. Class A (sub. vtg.)		17,438	262,617
Keyera Corp.		36,979	1,109,949
Kinross Gold Corp. (a)		252,014	978,896
Linamar Corp.		9,896	402,465
Loblaw Companies Ltd.		45,524	2,246,163
Magna International, Inc. Class A (sub. vtg.)		80,493	3,304,816
Manulife Financial Corp.		401,616	5,817,788
Methanex Corp.		18,250	663,302
Metro, Inc. Class A (sub. vtg.)		48,114	1,487,219
National Bank of Canada		68,352	2,439,942
Onex Corp. (sub. vtg.)		16,848	1,089,788
Open Text Corp.		24,658	1,530,991
Pembina Pipeline Corp.		78,566	2,413,856
Peyto Exploration & Development Corp.		33,309	855,758
Potash Corp. of Saskatchewan, Inc.		171,457	2,787,950
Power Corp. of Canada (sub. vtg.)		75,412	1,617,538
Power Financial Corp.		50,452	1,192,372
PrairieSky Royalty Ltd.		41,655	905,895
Restaurant Brands International, Inc.		44,951	1,998,381
RioCan (REIT)		32,173	625,566
Rogers Communications, Inc. Class B (non-vtg.)		74,165	2,983,630
Royal Bank of Canada		302,109	18,874,774
Saputo, Inc.		51,799	1,861,412
Seven Generations Energy Ltd. (a)		43,913	936,339
Shaw Communications, Inc. Class B		83,815	1,660,928
Silver Wheaton Corp.		89,101	2,146,980
Smart (REIT)		13,159	328,166
SNC-Lavalin Group, Inc.		30,418	1,235,951
Sun Life Financial, Inc.		124,099	4,153,287
Suncor Energy, Inc.		337,402	10,124,827
Teck Resources Ltd. Class B (sub. vtg.)		114,901	2,480,827
TELUS Corp. (a)		39,794	1,288,491
The Toronto-Dominion Bank		375,762	17,049,784
Thomson Reuters Corp.		68,527	2,700,617
Tourmaline Oil Corp. (a)		42,314	1,108,877
TransCanada Corp.		162,015	7,334,340
Turquoise Hill Resources Ltd. (a)		203,762	631,961
Valeant Pharmaceuticals International, Inc. (Canada) (a)		65,784	1,173,586
Veresen, Inc. (b)		62,129	562,788
Vermilion Energy, Inc.		22,924	898,980
West Fraser Timber Co. Ltd.		13,749	470,703
Yamana Gold, Inc.		191,687	684,545

TOTAL CANADA			238,694,137

Cayman Islands - 3.1%
3SBio, Inc. (a)		204,000	203,854
58.com, Inc. ADR (a)(b)		15,582	652,107
AAC Technology Holdings, Inc.		149,500	1,426,462
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		228,542	23,240,436
Anta Sports Products Ltd.		202,000	583,427
ASM Pacific Technology Ltd.		48,000	463,255
Baidu.com, Inc. sponsored ADR (a)		55,251	9,771,692
Belle International Holdings Ltd.		1,280,000	775,703
Casetek Holdings		27,000	86,921
Chailease Holding Co. Ltd.		208,977	361,899
Cheung Kong Property Holdings Ltd.		543,616	4,026,889
China Conch Venture Holdings Ltd.		271,500	507,604
China Huishan Dairy Holdings Co. Ltd. (b)		1,079,000	400,683
China Medical System Holdings Ltd.		252,000	393,813
China Mengniu Dairy Co. Ltd.		556,000	1,053,852
China Resources Land Ltd.		560,465	1,397,630
China State Construction International Holdings Ltd.		366,000	535,157
CK Hutchison Holdings Ltd.		548,616	6,787,359
Country Garden Holdings Co. Ltd.		1,126,537	586,833
Ctrip.com International Ltd. ADR (a)(b)		76,086	3,359,197
ENN Energy Holdings Ltd.		154,000	724,771
Evergrande Real Estate Group Ltd. (b)		950,000	628,389
Fang Holdings Ltd. ADR (a)		57,280	190,742
GCL-Poly Energy Holdings Ltd.		2,600,000	352,006
Geely Automobile Holdings Ltd.		1,070,000	1,103,726
Haitian International Holdings Ltd.		128,000	264,069
Hengan International Group Co. Ltd.		147,500	1,174,401
JD.com, Inc. sponsored ADR (a)(b)		140,148	3,636,841
Kingsoft Corp. Ltd. (b)		159,000	357,545
Longfor Properties Co. Ltd.		291,500	387,136
Melco Crown Entertainment Ltd. sponsored ADR (b)		38,277	640,757
MGM China Holdings Ltd.		189,200	313,237
NetEase, Inc. ADR		16,082	4,132,913
New Oriental Education & Technology Group, Inc. sponsored ADR		27,024	1,354,713
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		28,000	9,676
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		7,275	215,122
Sands China Ltd.		493,600	2,148,010
Semiconductor Manufacturing International Corp. (a)		5,550,000	672,148
Shenzhou International Group Holdings Ltd.		113,000	749,637
Shimao Property Holdings Ltd.		256,000	342,629
Shui On Land Ltd.		704,670	174,451
Sino Biopharmaceutical Ltd.		921,000	644,832
SOHO China Ltd.		413,500	213,800
Sunac China Holdings Ltd.		377,000	258,121
TAL Education Group ADR (a)(b)		8,690	707,714
Tencent Holdings Ltd.		1,148,900	30,448,535
Tingyi (Cayman Islands) Holding Corp.		394,000	425,215
Vipshop Holdings Ltd. ADR (a)(b)		81,790	1,118,069
Want Want China Holdings Ltd. (b)		1,159,000	706,858
WH Group Ltd.		1,186,000	961,884
Wynn Macau Ltd.		311,200	477,501
YY, Inc. ADR (a)		5,934	285,247
Zhen Ding Technology Holding Ltd.		82,230	187,524

TOTAL CAYMAN ISLANDS			112,622,992

Chile - 0.3%
AES Gener SA		516,229	175,751
Aguas Andinas SA		529,809	349,856
Banco de Chile		4,785,562	571,144
Banco de Credito e Inversiones		7,540	385,011
Banco Santander Chile		13,153,544	736,391
Cencosud SA		287,625	937,615
Colbun SA		1,595,194	348,724
Compania Cervecerias Unidas SA		30,343	325,922
Compania de Petroleos de Chile SA (COPEC)		91,323	921,311
CorpBanca SA		30,492,412	276,113
Empresa Nacional de Electricidad SA		663,498	455,151
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		34,034	364,713
Empresas CMPC SA		265,029	574,063
Endesa Americas SA		656,297	305,432
Enersis Chile SA		3,986,784	402,816
Enersis SA		3,969,085	671,418
LATAM Airlines Group SA (a)		60,588	582,182
S.A.C.I. Falabella		125,915	987,897

TOTAL CHILE			9,371,510

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		4,960,000	2,091,302
Air China Ltd. (H Shares)		366,000	240,679
Aluminum Corp. of China Ltd. (H Shares) (a)		784,000	291,136
Anhui Conch Cement Co. Ltd. (H Shares)		249,000	690,280
AviChina Industry & Technology Co. Ltd. (H Shares)		427,000	290,152
Bank Communications Co. Ltd. (H Shares)		1,759,200	1,340,572
Bank of China Ltd. (H Shares)		16,128,024	7,236,821
Beijing Capital International Airport Co. Ltd. (H Shares)		312,000	327,064
BYD Co. Ltd. (H Shares)		132,500	871,312
CGN Power Co. Ltd. (H Shares)		2,148,000	628,706
China Cinda Asset Management Co. Ltd. (H Shares)		1,733,000	623,434
China CITIC Bank Corp. Ltd. (H Shares)		1,791,293	1,157,156
China Coal Energy Co. Ltd. (H Shares) (a)		614,000	348,344
China Communications Construction Co. Ltd. (H Shares)		894,000	984,425
China Communications Services Corp. Ltd. (H Shares)		484,000	287,696
China Construction Bank Corp. (H Shares)		17,110,649	12,531,476
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		526,000	181,764
China Everbright Bank Co. Ltd. (H Shares)		642,000	293,039
China Galaxy Securities Co. Ltd. (H Shares)		632,500	601,872
China Life Insurance Co. Ltd. (H Shares)		1,516,000	3,753,212
China Longyuan Power Grid Corp. Ltd. (H Shares)		648,000	495,470
China Merchants Bank Co. Ltd. (H Shares)		860,191	2,098,473
China Minsheng Banking Corp. Ltd. (H Shares)		1,187,360	1,354,918
China National Building Materials Co. Ltd. (H Shares)		570,000	260,910
China Oilfield Services Ltd. (H Shares)		356,000	344,270
China Pacific Insurance (Group) Co. Ltd. (H Shares)		533,200	1,928,459
China Petroleum & Chemical Corp. (H Shares)		5,155,800	3,728,680
China Railway Construction Corp. Ltd. (H Shares)		398,500	499,438
China Railway Group Ltd. (H Shares)		809,000	625,874
China Shenhua Energy Co. Ltd. (H Shares)		683,000	1,421,385
China Shipping Container Lines Co. Ltd. (H Shares) (a)		760,000	159,731
China Southern Airlines Ltd. (H Shares)		372,000	209,130
China Telecom Corp. Ltd. (H Shares)		2,802,000	1,448,772
China Vanke Co. Ltd. (H Shares)		264,500	692,324
Chongqing Changan Automobile Co. Ltd. (B Shares)		176,200	269,223
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		494,000	296,188
CITIC Securities Co. Ltd. (H Shares)		446,500	990,233
CRRC Corp. Ltd. (H Shares)		832,800	755,963
Dongfeng Motor Group Co. Ltd. (H Shares)		548,000	570,219
GF Securities Co. Ltd. (H Shares)		273,600	608,898
Great Wall Motor Co. Ltd. (H Shares)		627,000	611,999
Guangzhou Automobile Group Co. Ltd. (H Shares)		425,376	514,474
Guangzhou R&F Properties Co. Ltd. (H Shares)		192,800	272,461
Haitong Securities Co. Ltd. (H Shares)		613,200	1,087,948
Huadian Power International Corp. Ltd. (H Shares)		324,000	139,116
Huaneng Power International, Inc. (H Shares)		856,000	526,165
Huaneng Renewables Corp. Ltd. (H Shares)		812,000	273,265
Huatai Securities Co. Ltd. (H Shares)		295,400	624,657
Industrial & Commercial Bank of China Ltd. (H Shares)		14,987,008	8,995,797
Jiangsu Expressway Co. Ltd. (H Shares)		248,000	337,678
Jiangxi Copper Co. Ltd. (H Shares)		264,000	311,808
New China Life Insurance Co. Ltd. (H Shares)		156,000	675,851
People's Insurance Co. of China Group (H Shares)		1,392,000	554,607
PetroChina Co. Ltd. (H Shares)		4,260,000	2,914,842
PICC Property & Casualty Co. Ltd. (H Shares)		929,334	1,505,043
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,056,000	5,575,775
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		380,000	247,926
Shanghai Electric Group Co. Ltd. (H Shares) (a)		554,000	256,443
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		81,500	250,630
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	288,313
Shanghai Pharma Holding Co. Ltd. (H Shares)		141,800	365,674
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		252,500	223,343
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		698,000	356,400
Sinopharm Group Co. Ltd. (H Shares)		241,600	1,175,984
Sinotrans Ltd. (H Shares)		406,000	191,600
TravelSky Technology Ltd. (H Shares)		187,000	399,773
Tsingtao Brewery Co. Ltd. (H Shares)		72,000	287,794
Weichai Power Co. Ltd. (H Shares)		192,400	290,750
Yanzhou Coal Mining Co. Ltd. (H Shares)		372,000	275,802
Zhejiang Expressway Co. Ltd. (H Shares)		288,000	301,905
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		110,500	535,720
Zijin Mining Group Co. Ltd. (H Shares)		1,169,000	367,783
ZTE Corp. (H Shares)		151,936	209,228

TOTAL CHINA			84,475,554

Colombia - 0.1%
Cementos Argos SA		93,931	371,753
Corporacion Financiera Colombiana SA		17,899	221,923
Ecopetrol SA (a)		990,401	431,500
Grupo de Inversiones Suramerica SA		47,910	617,920
Interconexion Electrica SA ESP		78,552	260,988
Inversiones Argos SA		58,912	382,065

TOTAL COLOMBIA			2,286,149

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		32,608	614,559
Komercni Banka A/S		15,356	562,484
Telefonica Czech Rep A/S		12,486	114,567

TOTAL CZECH REPUBLIC			1,291,610

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		728	1,065,279
Series B		1,338	2,052,334
Carlsberg A/S Series B		21,836	1,969,036
Christian Hansen Holding A/S		19,985	1,196,894
Coloplast A/S Series B		24,234	1,688,205
Danske Bank A/S		140,601	4,340,997
DSV de Sammensluttede Vognmaend A/S		38,502	1,866,061
Genmab A/S (a)		11,631	1,919,103
ISS Holdings A/S		33,657	1,323,272
Novo Nordisk A/S Series B		389,032	13,859,463
Novozymes A/S Series B		46,780	1,737,732
Pandora A/S		23,156	3,014,196
TDC A/S		163,983	904,886
Tryg A/S		23,587	460,893
Vestas Wind Systems A/S		45,095	3,617,157
William Demant Holding A/S (a)		24,778	461,493

TOTAL DENMARK			41,477,001

Egypt - 0.0%
Commercial International Bank SAE		166,594	962,423
Commercial International Bank SAE sponsored GDR		46,373	204,969
Global Telecom Holding (a)		437,779	235,160
Global Telecom Holding GDR (a)		18,000	36,900
Talaat Moustafa Group Holding		182,639	117,235

TOTAL EGYPT			1,556,687

Finland - 0.6%
Elisa Corp. (A Shares)		29,295	987,269
Fortum Corp.		89,714	1,495,965
Kone Oyj (B Shares)		68,657	3,160,190
Metso Corp.		22,660	594,513
Neste Oyj		25,910	1,118,651
Nokia Corp.		1,187,635	5,302,268
Nokian Tyres PLC		23,203	778,651
Orion Oyj (B Shares)		20,847	887,701
Sampo Oyj (A Shares)		90,592	4,150,385
Stora Enso Oyj (R Shares)		111,925	1,058,488
UPM-Kymmene Corp.		109,305	2,543,779
Wartsila Corp.		29,866	1,291,745

TOTAL FINLAND			23,369,605

France - 6.3%
Accor SA		40,432	1,535,029
Aeroports de Paris		5,997	605,721
Air Liquide SA		45,857	4,659,650
Alstom SA (a)		38,516	1,034,615
Arkema SA		13,711	1,300,127
Atos Origin SA		17,856	1,854,687
AXA SA		395,091	8,914,170
BIC SA		5,819	806,780
BNP Paribas SA		215,373	12,492,735
Bollore Group (a)		1,174	4,253
Bollore Group		174,482	574,613
Bouygues SA		41,981	1,368,944
Bureau Veritas SA		53,632	1,013,231
Capgemini SA		33,358	2,763,983
Carrefour SA		112,402	2,948,387
Casino Guichard Perrachon SA		11,458	570,162
Christian Dior SA		10,928	2,108,334
CNP Assurances		34,103	590,936
Compagnie de St. Gobain		100,218	4,449,529
Credit Agricole SA		218,219	2,355,255
Danone SA		119,879	8,314,606
Dassault Systemes SA		26,240	2,077,990
Edenred SA		41,981	972,616
EDF SA (a)		23,260	260,699
EDF SA (b)		27,245	305,363
Eiffage SA		11,859	877,949
Engie		296,111	4,269,609
Essilor International SA		41,897	4,709,625
Eurazeo SA		8,104	466,426
Eutelsat Communications		35,378	741,771
Fonciere des Regions		7,025	614,082
Gecina SA		8,445	1,231,122
Groupe Eurotunnel SA		94,748	887,306
Hermes International SCA		5,326	2,157,986
ICADE		7,406	532,348
Iliad SA		5,353	1,122,952
Imerys SA		7,105	494,177
Ingenico SA		11,129	880,836
JCDecaux SA		15,018	459,218
Kering SA		15,405	3,416,835
Klepierre SA		44,804	1,832,827
L'Oreal SA		23,031	4,122,276
L'Oreal SA		28,438	5,090,065
Lagardere S.C.A. (Reg.)		23,739	604,580
Legrand SA		53,889	3,045,976
LVMH Moet Hennessy - Louis Vuitton SA		56,641	10,312,130
Michelin CGDE Series B		36,856	3,990,439
Natixis SA		189,494	957,918
Orange SA		402,608	6,334,500
Pernod Ricard SA		43,228	5,141,591
Peugeot Citroen SA (a)		98,301	1,472,431
Publicis Groupe SA		38,399	2,634,531
Remy Cointreau SA		4,529	367,409
Renault SA		38,919	3,379,843
Rexel SA		62,455	866,255
Safran SA		63,413	4,359,776
Sanofi SA		229,634	17,869,846
Sanofi SA sponsored ADR		11,693	454,741
Schneider Electric SA		113,559	7,636,855
SCOR SE		32,919	1,066,036
SFR Group SA		22,211	598,337
Societe Generale Series A		156,149	6,090,984
Sodexo SA (a)		6,008	697,781
Sodexo SA (a)		1,778	206,500
Sodexo SA		11,379	1,321,579
Suez Environnement SA		66,224	1,048,660
Technip SA		22,250	1,475,755
Thales SA		21,553	2,029,302
Total SA		445,353	21,334,593
Total SA sponsored ADR (b)		14,043	670,413
Unibail-Rodamco		20,141	4,780,770
Valeo SA		48,296	2,783,389
Veolia Environnement SA		91,491	1,998,839
VINCI SA		102,575	7,429,461
Vivendi SA		235,623	4,769,138
Wendel SA		5,781	665,071
Zodiac Aerospace		41,175	1,002,081

TOTAL FRANCE			227,187,335

Germany - 5.8%
adidas AG		39,306	6,457,739
Allianz SE		92,924	14,505,834
Axel Springer Verlag AG		8,787	439,999
BASF AG		186,653	16,453,336
Bayer AG		168,286	16,709,064
Bayerische Motoren Werke AG (BMW)		66,630	5,805,366
Beiersdorf AG		20,427	1,798,384
Brenntag AG		31,328	1,674,636
Commerzbank AG		215,715	1,465,089
Continental AG		22,383	4,288,857
Covestro AG		14,339	847,476
Daimler AG (Germany)		195,815	13,952,789
Deutsche Bank AG (a)		279,681	4,038,846
Deutsche Borse AG (a)		39,080	3,040,757
Deutsche Lufthansa AG		47,195	603,308
Deutsche Post AG		196,836	6,099,846
Deutsche Telekom AG		655,345	10,692,102
Deutsche Wohnen AG (Bearer)		68,911	2,248,230
E.ON AG		408,541	2,992,231
Evonik Industries AG		33,044	1,032,360
Fraport AG Frankfurt Airport Services Worldwide		8,496	504,283
Fresenius Medical Care AG & Co. KGaA		42,004	3,421,400
Fresenius Medical Care AG & Co. KGaA sponsored ADR		4,913	199,370
Fresenius SE & Co. KGaA		83,145	6,137,158
GEA Group AG		37,251	1,440,431
Hannover Reuck SE		12,162	1,355,777
HeidelbergCement Finance AG		28,529	2,698,334
Henkel AG & Co. KGaA		20,994	2,311,530
Hochtief AG		4,212	574,960
Hugo Boss AG		13,496	847,580
Infineon Technologies AG		230,358	4,143,054
Innogy SE		29,000	1,151,622
K&S AG (b)		38,821	785,408
Lanxess AG		18,540	1,187,149
Linde AG		37,811	6,238,506
MAN SE		7,020	717,910
Merck KGaA		26,372	2,711,444
Metro AG		36,100	1,081,469
Muenchener Rueckversicherungs AG		33,195	6,445,123
OSRAM Licht AG		17,920	1,016,042
ProSiebenSat.1 Media AG		44,807	1,931,100
RWE AG (a)		99,173	1,574,219
SAP AG		199,852	17,606,847
Schaeffler AG		33,775	510,914
Siemens AG		152,589	17,336,768
Siemens AG sponsored ADR		2,955	335,836
Symrise AG		25,027	1,717,362
Telefonica Deutschland Holding AG		149,986	581,369
Thyssenkrupp AG		75,279	1,742,825
TUI AG		74,876	950,392
TUI AG		26,331	334,718
United Internet AG		25,404	1,042,704
Volkswagen AG		6,673	997,510
Vonovia SE		94,396	3,324,751
Zalando SE (a)		17,548	770,340

TOTAL GERMANY			210,872,454

Greece - 0.1%
Alpha Bank AE (a)		280,682	480,665
EFG Eurobank Ergasias SA (a)		378,872	222,926
Ff Group (a)		7,090	169,826
Greek Organization of Football Prognostics SA		47,066	401,450
Hellenic Telecommunications Organization SA		50,067	458,925
Jumbo SA		21,222	301,689
National Bank of Greece SA (a)		1,090,799	223,090
Piraeus Bank SA (a)		1,363,282	225,978
Titan Cement Co. SA (Reg.)		9,358	217,474

TOTAL GREECE			2,702,023

Hong Kong - 2.6%
AIA Group Ltd.		2,448,800	15,455,868
Bank of East Asia Ltd. (b)		242,066	975,374
Beijing Enterprises Holdings Ltd.		102,000	510,293
BOC Hong Kong (Holdings) Ltd.		741,500	2,648,368
Cathay Pacific Airways Ltd.		233,000	307,039
China Everbright International Ltd.		499,000	598,371
China Everbright Ltd.		186,000	364,539
China Jinmao Holdings Group Ltd.		744,000	205,293
China Merchants Holdings International Co. Ltd.		262,694	680,822
China Mobile Ltd.		1,250,000	14,320,493
China Overseas Land and Investment Ltd.		806,000	2,489,018
China Power International Development Ltd.		670,000	244,483
China Resources Beer Holdings Co. Ltd.		326,989	695,672
China Resources Power Holdings Co. Ltd.		391,780	665,802
China Taiping Insurance Group Ltd. (a)		326,465	630,574
China Unicom Ltd.		1,212,000	1,422,905
CITIC Pacific Ltd.		883,000	1,268,333
CLP Holdings Ltd.		355,500	3,616,629
CNOOC Ltd.		3,615,000	4,548,662
CSPC Pharmaceutical Group Ltd.		838,000	868,735
Far East Horizon Ltd.		399,000	364,245
Fosun International Ltd.		521,500	757,147
Galaxy Entertainment Group Ltd.		474,000	1,946,593
Guangdong Investment Ltd.		568,000	858,348
Hang Lung Properties Ltd.		446,000	984,523
Hang Seng Bank Ltd.		152,900	2,762,059
Henderson Land Development Co. Ltd.		240,194	1,423,099
HK Electric Investments & HK Electric Investments Ltd. unit		523,500	518,400
HKT Trust/HKT Ltd. unit		543,640	747,233
Hong Kong & China Gas Co. Ltd.		1,523,777	2,986,430
Hong Kong Exchanges and Clearing Ltd.		236,246	6,256,800
Hysan Development Co. Ltd.		122,434	565,161
Lenovo Group Ltd.		1,462,000	938,781
Link (REIT)		456,230	3,253,092
MTR Corp. Ltd.		293,270	1,624,120
New World Development Co. Ltd.		1,118,022	1,394,005
PCCW Ltd.		828,627	493,615
Power Assets Holdings Ltd.		280,000	2,633,727
Shanghai Industrial Holdings Ltd.		98,000	300,108
Sino Land Ltd.		609,365	1,037,143
Sino-Ocean Group Holding Ltd.		627,913	261,511
SJM Holdings Ltd.		385,000	266,577
Sun Art Retail Group Ltd.		479,500	338,192
Sun Hung Kai Properties Ltd.		326,583	4,876,290
Swire Pacific Ltd. (A Shares)		109,500	1,138,691
Swire Properties Ltd.		227,400	653,857
Techtronic Industries Co. Ltd.		277,000	1,042,918
Wharf Holdings Ltd.		274,000	2,059,712
Wheelock and Co. Ltd.		169,000	1,043,782

TOTAL HONG KONG			96,043,432

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,396	475,846
OTP Bank PLC		48,995	1,376,225
Richter Gedeon PLC		29,820	640,936

TOTAL HUNGARY			2,493,007

India - 1.9%
ABB Ltd. India		4	65
ACC Ltd.		8,642	196,496
Adani Ports & Special Economic Zone		167,391	770,387
Ambuja Cements Ltd.		132,420	479,214
Apollo Hospitals Enterprise Ltd.		15,328	307,914
Ashok Leyland Ltd. (a)		226,808	306,863
Asian Paints Ltd.		57,895	928,588
Aurobindo Pharma Ltd.		52,988	644,860
Axis Bank Ltd.		337,822	2,465,848
Bajaj Auto Ltd.		16,783	716,578
Bajaj Finance Ltd.		32,270	518,866
Bharat Forge Ltd.		21,253	281,938
Bharat Heavy Electricals Ltd. (a)		115,353	240,285
Bharat Petroleum Corp. Ltd.		60,398	605,787
Bharti Airtel Ltd.		226,023	1,080,383
Bharti Infratel Ltd.		114,839	595,065
Bosch Ltd. (a)		1,508	494,888
Cadila Healthcare Ltd.		40,731	258,257
Cairn India Ltd.		89,320	302,619
Cipla Ltd. (a)		69,389	598,288
Coal India Ltd.		138,646	675,091
Container Corp. of India Ltd.		10,558	217,719
Dabur India Ltd.		105,907	462,889
Divi's Laboratories Ltd.		15,861	304,330
Dr. Reddy's Laboratories Ltd. (a)		23,799	1,197,062
Eicher Motors Ltd.		2,681	965,403
GAIL India Ltd.		72,164	468,865
GlaxoSmithKline Consumer Healthcare Ltd.		2,019	183,995
Glenmark Pharmaceuticals Ltd. (a)		27,678	387,149
Godrej Consumer Products Ltd.		23,911	576,792
Havells India Ltd.		48,501	295,999
HCL Technologies Ltd.		114,060	1,304,914
Hero Motocorp Ltd. (a)		9,951	500,023
Hindalco Industries Ltd. (a)		225,819	506,612
Hindustan Unilever Ltd.		142,239	1,783,706
Housing Development Finance Corp. Ltd.		305,172	6,366,914
ICICI Bank Ltd. (a)		222,484	925,864
Idea Cellular Ltd. (a)		255,135	291,450
Indiabulls Housing Finance Ltd.		58,922	749,847
Indiabulls Wholesale Services Ltd. (a)		510	178
Infosys Ltd.		373,774	5,584,859
ITC Ltd.		689,314	2,512,122
JSW Steel Ltd. (a)		16,709	415,524
Larsen & Toubro Ltd.		64,008	1,420,823
LIC Housing Finance Ltd.		59,451	519,374
Lupin Ltd.		44,651	996,265
Mahindra & Mahindra Financial Services Ltd. (a)		55,785	302,653
Mahindra & Mahindra Ltd.		75,120	1,477,277
Marico Ltd.		90,402	382,110
Maruti Suzuki India Ltd. (a)		21,324	1,878,453
Motherson Sumi Systems Ltd.		86,354	428,757
Nestle India Ltd.		4,595	481,213
NTPC Ltd.		330,191	753,635
Oil & Natural Gas Corp. Ltd.		167,514	720,477
Piramal Enterprises Ltd.		15,588	414,707
Power Finance Corp. Ltd.		185,635	345,359
Reliance Industries Ltd.		261,935	4,142,515
Shree Cement Ltd.		1,663	416,819
Shriram Transport Finance Co. Ltd.		29,785	482,147
Siemens India Ltd. (a)		13,683	242,807
State Bank of India		313,052	1,210,807
Sun Pharmaceutical Industries Ltd.		194,545	2,168,110
Tata Consultancy Services Ltd.		95,700	3,441,332
Tata Motors Ltd. (a)		321,575	2,588,781
Tata Motors Ltd. Class A (a)		78,875	412,316
Tata Power Co. Ltd.		220,507	258,835
Tata Steel Ltd. (a)		60,243	366,170
Tech Mahindra Ltd.		46,588	304,264
Titan Co. Ltd.		61,135	342,356
Ultratech Cemco Ltd. (a)		6,985	417,045
United Spirits Ltd. (a)		13,037	439,792
UPL Ltd. (a)		71,652	749,545
Vedanta Ltd. (a)		208,593	633,546
Wipro Ltd.		123,818	860,593
Yes Bank Ltd. (a)		62,717	1,196,227
Zee Entertainment Enterprises Ltd.		116,118	905,803

TOTAL INDIA			70,171,409

Indonesia - 0.6%
PT Adaro Energy Tbk		2,939,700	357,099
PT AKR Corporindo Tbk		363,000	197,525
PT Astra International Tbk		4,103,700	2,586,828
PT Bank Central Asia Tbk		2,492,000	2,965,075
PT Bank CIMB Niaga Tbk (a)		153,469	11,233
PT Bank Danamon Indonesia Tbk Series A		679,513	201,021
PT Bank Mandiri (Persero) Tbk		1,889,100	1,664,011
PT Bank Negara Indonesia (Persero) Tbk		1,502,089	641,795
PT Bank Rakyat Indonesia Tbk		2,245,400	2,099,470
PT Bumi Serpong Damai Tbk		1,544,100	256,798
PT Charoen Pokphand Indonesia Tbk		1,499,200	425,126
PT Global Mediacom Tbk		1,477,200	96,231
PT Gudang Garam Tbk		97,700	508,417
PT Hanjaya Mandala Sampoerna Tbk		1,884,200	570,401
PT Indocement Tunggal Prakarsa Tbk		296,200	373,428
PT Indofood CBP Sukses Makmur Tbk		471,500	339,677
PT Indofood Sukses Makmur Tbk		886,400	577,437
PT Jasa Marga Tbk		409,200	142,066
PT Kalbe Farma Tbk		4,270,600	569,501
PT Lippo Karawaci Tbk		3,805,600	263,954
PT Matahari Department Store Tbk		473,200	653,696
PT Media Nusantara Citra Tbk		1,043,100	167,881
PT Perusahaan Gas Negara Tbk Series B		2,206,000	432,814
PT Semen Gresik (Persero) Tbk		593,700	448,187
PT Summarecon Agung Tbk		2,037,300	257,629
PT Surya Citra Media Tbk		1,180,300	239,715
PT Telkomunikasi Indonesia Tbk Series B		10,208,900	3,301,775
PT Tower Bersama Infrastructure Tbk		484,300	221,773
PT Unilever Indonesia Tbk		312,700	1,065,859
PT United Tractors Tbk		336,512	557,716
PT Waskita Karya Persero Tbk		985,900	197,966
PT XL Axiata Tbk (a)		742,925	125,263

TOTAL INDONESIA			22,517,367

Ireland - 0.4%
Bank of Ireland (a)		5,588,485	1,196,278
CRH PLC		168,707	5,476,915
DCC PLC (United Kingdom)		18,043	1,471,941
James Hardie Industries PLC CDI		90,410	1,350,051
Kerry Group PLC Class A		32,310	2,345,874
Paddy Power PLC (Ireland)		16,196	1,676,575
Ryanair Holdings PLC		4,983	69,061
Ryanair Holdings PLC sponsored ADR		5,638	423,357

TOTAL IRELAND			14,010,052

Isle of Man - 0.0%
Genting Singapore PLC		1,214,400	650,299
New Europe Property Investments PLC		49,317	608,098

TOTAL ISLE OF MAN			1,258,397

Israel - 0.4%
Azrieli Group		8,721	371,455
Bank Hapoalim BM (Reg.)		216,127	1,247,309
Bank Leumi le-Israel BM (a)		293,418	1,107,497
Bezeq The Israel Telecommunication Corp. Ltd.		421,419	765,657
Check Point Software Technologies Ltd. (a)(b)		26,217	2,216,910
Israel Chemicals Ltd.		103,569	368,780
Mizrahi Tefahot Bank Ltd.		28,270	368,454
NICE Systems Ltd.		12,197	809,784
Taro Pharmaceutical Industries Ltd. (a)(b)		3,015	306,053
Teva Pharmaceutical Industries Ltd. sponsored ADR		185,932	7,946,734

TOTAL ISRAEL			15,508,633

Italy - 1.2%
Assicurazioni Generali SpA		237,224	3,065,057
Atlantia SpA		83,841	2,053,333
Enel SpA		1,550,923	6,667,942
Eni SpA		515,444	7,480,257
EXOR SpA		22,474	955,008
EXOR SpA rights (a)		22,474	1
Intesa Sanpaolo SpA		2,570,098	5,959,213
Intesa Sanpaolo SpA (Risparmio Shares)		203,904	440,508
Leonardo-Finmeccanica SpA (a)		84,022	1,023,810
Luxottica Group SpA		34,285	1,706,809
Mediobanca SpA		114,765	840,938
Poste Italiane SpA		105,612	703,149
Prysmian SpA		39,367	979,687
Saipem SpA (a)		1,233,760	507,885
Snam Rete Gas SpA		496,890	2,619,304
Telecom Italia SpA (a)		2,160,281	1,877,918
Terna SpA		309,992	1,518,391
UniCredit SpA		1,065,582	2,643,618
Unione di Banche Italiane SCpA (b)		183,171	505,103
Unipolsai SpA		229,292	437,967

TOTAL ITALY			41,985,898

Japan - 16.7%
ABC-MART, Inc.		6,800	414,342
ACOM Co. Ltd. (a)		80,100	369,681
AEON Co. Ltd.		134,200	1,859,374
AEON Financial Service Co. Ltd.		23,400	413,020
AEON MALL Co. Ltd.		22,920	340,948
Air Water, Inc.		30,000	562,697
Aisin Seiki Co. Ltd.		38,800	1,707,466
Ajinomoto Co., Inc.		112,300	2,502,040
Alfresa Holdings Corp.		38,100	807,268
All Nippon Airways Ltd.		235,000	661,505
Alps Electric Co. Ltd.		38,200	917,936
Amada Holdings Co. Ltd.		68,700	784,806
Aozora Bank Ltd.		239,000	790,817
Asahi Glass Co. Ltd.		204,000	1,429,770
Asahi Group Holdings		78,500	2,807,795
Asahi Kasei Corp.		256,000	2,313,691
Ashikaga Holdings Co. Ltd.		188,910	673,714
Asics Corp.		32,600	696,951
Astellas Pharma, Inc.		430,300	6,386,454
Bandai Namco Holdings, Inc.		40,400	1,213,502
Bank of Kyoto Ltd.		65,000	477,877
Benesse Holdings, Inc.		13,500	354,396
Bridgestone Corp.		132,400	4,942,748
Brother Industries Ltd.		47,800	879,699
Calbee, Inc.		16,300	592,190
Canon, Inc.		206,600	5,935,213
Canon, Inc. sponsored ADR (b)		11,056	317,528
Casio Computer Co. Ltd.		46,500	650,033
Central Japan Railway Co.		29,400	5,008,401
Chiba Bank Ltd.		141,000	873,939
Chubu Electric Power Co., Inc.		130,500	1,921,972
Chugai Pharmaceutical Co. Ltd.		45,300	1,546,429
Chugoku Electric Power Co., Inc.		56,000	655,745
Concordia Financial Group Ltd. (a)		237,000	1,101,043
Credit Saison Co. Ltd.		30,100	521,232
CYBERDYNE, Inc. (a)(b)		20,900	314,287
Dai Nippon Printing Co. Ltd.		108,000	1,085,458
Dai-ichi Mutual Life Insurance Co.		218,600	3,212,192
Daicel Chemical Industries Ltd.		58,200	768,082
Daiichi Sankyo Kabushiki Kaisha		123,100	2,965,105
Daikin Industries Ltd.		47,900	4,604,100
Dainippon Sumitomo Pharma Co. Ltd.		32,100	557,396
Daito Trust Construction Co. Ltd.		14,300	2,396,515
Daiwa House Industry Co. Ltd.		114,700	3,156,520
Daiwa House REIT Investment Corp.		278	751,530
Daiwa Securities Group, Inc.		336,000	2,011,130
DENSO Corp.		99,100	4,313,831
Dentsu, Inc.		43,900	2,193,535
Don Quijote Holdings Co. Ltd.		24,000	914,275
East Japan Railway Co.		67,700	5,975,960
Eisai Co. Ltd.		51,500	3,289,282
Electric Power Development Co. Ltd.		29,700	693,009
FamilyMart Co. Ltd.		16,800	1,054,105
Fanuc Corp.		39,700	7,268,574
Fast Retailing Co. Ltd.		10,800	3,651,836
Fuji Electric Co. Ltd.		113,000	565,700
Fuji Heavy Industries Ltd.		125,700	4,907,178
Fujifilm Holdings Corp.		89,400	3,388,624
Fujitsu Ltd.		378,000	2,245,941
Fukuoka Financial Group, Inc.		157,000	681,177
GungHo Online Entertainment, Inc. (b)		86,300	218,898
Hakuhodo DY Holdings, Inc.		44,700	538,344
Hamamatsu Photonics K.K.		28,800	873,310
Hankyu Hanshin Holdings, Inc.		48,900	1,622,695
Hikari Tsushin, Inc.		4,400	404,463
Hino Motors Ltd.		52,300	571,026
Hirose Electric Co. Ltd.		6,625	876,848
Hiroshima Bank Ltd.		101,000	433,394
Hisamitsu Pharmaceutical Co., Inc.		12,500	668,685
Hitachi Chemical Co. Ltd.		21,300	499,647
Hitachi Construction Machinery Co. Ltd.		21,400	448,325
Hitachi High-Technologies Corp.		13,900	581,210
Hitachi Ltd.		987,000	5,262,996
Hitachi Metals Ltd.		43,200	540,463
Hokuriku Electric Power Co., Inc.		34,100	387,921
Honda Motor Co. Ltd.		332,200	9,939,964
Hoshizaki Corp.		10,200	922,056
Hoya Corp.		82,700	3,457,991
Hulic Co. Ltd.		60,100	573,664
Idemitsu Kosan Co. Ltd.		17,600	406,309
IHI Corp.		298,000	787,127
Iida Group Holdings Co. Ltd.		30,000	580,433
INPEX Corp.		192,500	1,809,173
Isetan Mitsukoshi Holdings Ltd.		68,000	688,624
Isuzu Motors Ltd.		120,300	1,490,701
Itochu Corp.		303,200	3,840,957
Iyo Bank Ltd.		49,200	303,072
J. Front Retailing Co. Ltd.		49,200	678,863
Japan Airlines Co. Ltd.		24,200	714,439
Japan Airport Terminal Co. Ltd. (b)		9,600	369,372
Japan Exchange Group, Inc.		105,700	1,575,370
Japan Post Bank Co. Ltd.		81,400	960,934
Japan Post Holdings Co. Ltd.		90,600	1,155,934
Japan Prime Realty Investment Corp.		168	724,897
Japan Real Estate Investment Corp.		265	1,533,851
Japan Retail Fund Investment Corp.		518	1,175,095
Japan Tobacco, Inc.		224,100	8,534,904
JFE Holdings, Inc.		105,800	1,519,860
JGC Corp.		42,000	744,522
JSR Corp.		39,000	594,279
JTEKT Corp.		45,100	668,737
JX Holdings, Inc.		428,510	1,699,412
Kajima Corp.		182,000	1,230,457
Kakaku.com, Inc.		29,000	488,080
Kamigumi Co. Ltd.		47,000	402,012
Kaneka Corp.		57,000	472,871
Kansai Electric Power Co., Inc. (a)		142,600	1,365,898
Kansai Paint Co. Ltd.		44,200	952,532
Kao Corp.		102,700	5,293,158
Kawasaki Heavy Industries Ltd.		287,000	840,174
KDDI Corp.		375,400	11,409,598
Keihan Electric Railway Co., Ltd.		103,000	696,357
Keihin Electric Express Railway Co. Ltd.		95,000	959,331
Keio Corp.		117,000	970,630
Keisei Electric Railway Co.		28,000	677,372
Keyence Corp.		9,270	6,811,731
Kikkoman Corp.		30,000	956,899
Kintetsu Group Holdings Co. Ltd.		367,000	1,483,818
Kirin Holdings Co. Ltd.		166,800	2,874,902
Kobe Steel Ltd.		62,500	517,307
Koito Manufacturing Co. Ltd.		22,800	1,191,418
Komatsu Ltd.		187,200	4,166,904
Konami Holdings Corp.		18,900	747,025
Konica Minolta, Inc.		91,500	821,031
Kose Corp.		6,100	557,824
Kubota Corp.		214,400	3,464,297
Kuraray Co. Ltd.		71,900	1,092,864
Kurita Water Industries Ltd.		20,300	481,416
Kyocera Corp.		65,600	3,196,491
Kyowa Hakko Kirin Co., Ltd.		52,400	801,964
Kyushu Electric Power Co., Inc.		86,500	786,064
Kyushu Financial Group, Inc.		70,300	468,577
Lawson, Inc.		13,200	1,004,444
LIXIL Group Corp.		53,900	1,240,209
M3, Inc.		39,400	1,202,250
Mabuchi Motor Co. Ltd.		9,800	570,974
Makita Corp.		22,700	1,573,653
Marubeni Corp.		334,200	1,761,346
Marui Group Co. Ltd.		42,300	594,951
Maruichi Steel Tube Ltd.		11,400	367,970
Mazda Motor Corp.		115,600	1,917,085
McDonald's Holdings Co. (Japan) Ltd.		13,400	385,887
Medipal Holdings Corp.		34,800	595,652
Meiji Holdings Co. Ltd.		23,200	2,318,451
Minebea Mitsumi, Inc.		69,000	706,646
Miraca Holdings, Inc.		11,600	561,915
Mitsubishi Chemical Holdings Corp.		274,900	1,811,346
Mitsubishi Corp.		307,600	6,719,859
Mitsubishi Electric Corp.		392,000	5,317,250
Mitsubishi Estate Co. Ltd.		255,000	5,061,338
Mitsubishi Gas Chemical Co., Inc.		36,500	563,145
Mitsubishi Heavy Industries Ltd.		649,000	2,781,163
Mitsubishi Logistics Corp.		23,000	312,310
Mitsubishi Materials Corp.		22,600	649,747
Mitsubishi Motors Corp. of Japan		139,700	779,293
Mitsubishi Tanabe Pharma Corp.		45,400	885,748
Mitsubishi UFJ Financial Group, Inc.		2,595,600	13,392,807
Mitsubishi UFJ Lease & Finance Co. Ltd.		91,300	443,136
Mitsui & Co. Ltd.		345,900	4,809,023
Mitsui Chemicals, Inc.		187,000	923,677
Mitsui Fudosan Co. Ltd.		181,000	4,125,875
Mitsui OSK Lines Ltd.		232,000	581,825
mixi, Inc.		9,400	346,438
Mizuho Financial Group, Inc.		4,841,460	8,151,821
MS&AD Insurance Group Holdings, Inc.		102,690	3,057,101
Murata Manufacturing Co. Ltd.		39,000	5,455,612
Nabtesco Corp.		22,800	682,674
Nagoya Railroad Co. Ltd.		186,000	982,588
NEC Corp.		528,000	1,414,780
New Hampshire Foods Ltd.		35,000	839,039
Nexon Co. Ltd.		35,400	604,234
NGK Insulators Ltd.		53,000	974,387
NGK Spark Plug Co. Ltd.		36,200	716,613
NHK Spring Co. Ltd.		44,500	420,092
Nidec Corp.		48,600	4,713,092
Nikon Corp.		69,300	1,048,718
Nintendo Co. Ltd.		23,100	5,568,490
Nippon Building Fund, Inc.		286	1,699,037
Nippon Electric Glass Co. Ltd.		86,000	468,256
Nippon Express Co. Ltd.		168,000	831,429
Nippon Paint Holdings Co. Ltd.		33,000	1,126,538
Nippon Prologis REIT, Inc.		318	719,571
Nippon Steel & Sumitomo Metal Corp.		164,717	3,264,654
Nippon Telegraph & Telephone Corp.		140,800	6,242,627
Nippon Yusen KK		329,000	674,502
Nissan Motor Co. Ltd.		504,200	5,128,967
Nisshin Seifun Group, Inc.		40,145	592,586
Nissin Food Holdings Co. Ltd.		12,100	701,516
Nitori Holdings Co. Ltd.		16,400	1,965,748
Nitto Denko Corp.		33,500	2,340,240
NKSJ Holdings, Inc.		71,500	2,320,835
NOK Corp.		19,400	436,024
Nomura Holdings, Inc.		736,200	3,687,579
Nomura Real Estate Holdings, Inc.		25,200	427,009
Nomura Real Estate Master Fund, Inc.		806	1,306,570
Nomura Research Institute Ltd.		25,100	872,409
NSK Ltd.		89,300	992,885
NTT Data Corp.		25,600	1,323,086
NTT DOCOMO, Inc.		263,900	6,627,586
NTT DOCOMO, Inc. sponsored ADR		21,056	529,348
NTT Urban Development Co.		22,900	210,504
Obayashi Corp.		131,600	1,271,201
OBIC Co. Ltd.		13,600	708,077
Odakyu Electric Railway Co. Ltd.		59,500	1,217,007
Oji Holdings Corp.		172,000	729,856
Olympus Corp.		59,100	2,113,331
OMRON Corp.		39,000	1,498,713
Ono Pharmaceutical Co. Ltd.		83,600	2,126,072
Oracle Corp. Japan		7,800	425,441
Oriental Land Co. Ltd.		44,600	2,609,995
ORIX Corp.		268,400	4,262,613
Osaka Gas Co. Ltd.		379,000	1,578,233
Otsuka Corp.		10,600	505,388
Otsuka Holdings Co. Ltd.		79,800	3,498,051
Panasonic Corp.		450,600	4,648,327
Park24 Co. Ltd.		20,600	637,427
Pola Orbis Holdings, Inc.		4,600	383,370
Rakuten, Inc.		188,700	2,181,737
Recruit Holdings Co. Ltd.		75,000	3,018,022
Resona Holdings, Inc.		447,400	1,988,065
Ricoh Co. Ltd.		135,800	1,108,466
Rinnai Corp.		6,900	664,537
ROHM Co. Ltd.		18,300	964,995
Ryohin Keikaku Co. Ltd.		4,900	1,048,498
Sankyo Co. Ltd. (Gunma)		9,900	349,290
Santen Pharmaceutical Co. Ltd.		75,500	1,104,386
SBI Holdings, Inc. Japan		43,380	517,069
Secom Co. Ltd.		42,500	3,073,114
Sega Sammy Holdings, Inc.		37,600	556,094
Seibu Holdings, Inc.		34,700	600,889
Seiko Epson Corp.		56,600	1,151,214
Sekisui Chemical Co. Ltd.		82,900	1,308,282
Sekisui House Ltd.		122,500	2,028,428
Seven & i Holdings Co. Ltd.		153,600	6,419,651
Seven Bank Ltd.		120,800	372,064
Sharp Corp. (a)(b)		305,000	529,200
Shikoku Electric Power Co., Inc.		34,200	322,205
Shimadzu Corp.		48,000	699,838
Shimamura Co. Ltd.		4,500	577,143
SHIMANO, Inc.		15,200	2,603,147
SHIMIZU Corp.		112,000	997,502
Shin-Etsu Chemical Co. Ltd.		79,200	6,019,865
Shinsei Bank Ltd.		362,000	586,822
Shionogi & Co. Ltd.		60,900	3,006,963
Shiseido Co. Ltd.		77,100	1,990,911
Shizuoka Bank Ltd.		108,000	913,474
Showa Shell Sekiyu K.K.		37,400	349,856
SMC Corp.		11,600	3,372,595
SoftBank Corp.		195,600	12,319,107
Sohgo Security Services Co., Ltd.		14,500	662,296
Sony Corp.		250,400	7,892,169
Sony Corp. sponsored ADR		6,648	208,282
Sony Financial Holdings, Inc.		34,900	491,202
Stanley Electric Co. Ltd.		30,500	841,389
Start Today Co. Ltd.		36,000	633,012
Sumitomo Chemical Co. Ltd.		319,000	1,514,847
Sumitomo Corp.		240,400	2,772,612
Sumitomo Electric Industries Ltd.		152,900	2,266,454
Sumitomo Heavy Industries Ltd.		111,000	586,383
Sumitomo Metal Mining Co. Ltd.		100,000	1,296,367
Sumitomo Mitsui Financial Group, Inc.		268,500	9,309,350
Sumitomo Mitsui Financial Group, Inc. ADR		25,186	173,280
Sumitomo Mitsui Trust Holdings, Inc.		67,225	2,268,358
Sumitomo Realty & Development Co. Ltd.		73,000	1,923,324
Sumitomo Rubber Industries Ltd.		34,700	581,697
Sundrug Co. Ltd.		7,500	591,447
Suntory Beverage & Food Ltd.		28,200	1,235,616
Suzuken Co. Ltd.		15,810	508,809
Suzuki Motor Corp.		72,700	2,585,782
Sysmex Corp.		31,700	2,203,614
T&D Holdings, Inc.		117,300	1,421,649
Taiheiyo Cement Corp.		245,000	703,204
Taisei Corp.		214,000	1,608,010
Taisho Pharmaceutical Holdings Co. Ltd.		7,300	713,502
Taiyo Nippon Sanso Corp.		27,700	291,871
Takashimaya Co. Ltd.		61,000	498,493
Takeda Pharmaceutical Co. Ltd.		148,600	6,659,865
TDK Corp.		25,000	1,730,714
Teijin Ltd.		38,000	736,664
Terumo Corp.		70,000	2,713,359
The Chugoku Bank Ltd.		34,300	461,171
The Hachijuni Bank Ltd.		82,400	450,226
The Suruga Bank Ltd.		35,200	860,952
THK Co. Ltd.		24,500	518,642
Tobu Railway Co. Ltd.		196,000	964,394
Toho Co. Ltd.		22,900	688,943
Toho Gas Co. Ltd.		76,000	705,140
Tohoku Electric Power Co., Inc.		91,700	1,123,624
Tokio Marine Holdings, Inc.		139,100	5,503,251
Tokyo Electric Power Co., Inc. (a)		293,300	1,141,093
Tokyo Electron Ltd.		32,200	2,913,260
Tokyo Gas Co. Ltd.		428,000	1,943,488
Tokyo Tatemono Co. Ltd.		41,900	533,789
Tokyu Corp.		215,000	1,613,474
Tokyu Fudosan Holdings Corp.		103,600	585,819
TonenGeneral Sekiyu K.K.		59,000	582,855
Toppan Printing Co. Ltd.		106,000	998,646
Toray Industries, Inc.		298,000	2,781,371
Toshiba Corp. (a)		817,000	2,968,218
Toto Ltd.		28,600	1,145,418
Toyo Seikan Group Holdings Ltd.		32,700	604,920
Toyo Suisan Kaisha Ltd.		17,900	726,275
Toyoda Gosei Co. Ltd.		13,400	306,793
Toyota Industries Corp.		33,000	1,515,162
Toyota Motor Corp.		530,972	30,799,966
Toyota Motor Corp. sponsored ADR (b)		6,255	723,453
Toyota Tsusho Corp.		42,900	1,015,740
Trend Micro, Inc.		22,700	800,896
Tsuruha Holdings, Inc.		7,400	855,230
Unicharm Corp.		82,500	1,965,541
United Urban Investment Corp.		596	1,005,363
USS Co. Ltd.		46,000	779,899
West Japan Railway Co.		33,400	2,061,264
Yahoo! Japan Corp.		293,500	1,127,877
Yakult Honsha Co. Ltd.		17,800	831,696
Yamada Denki Co. Ltd.		128,400	664,835
Yamaguchi Financial Group, Inc.		40,000	441,690
Yamaha Corp.		34,000	1,217,412
Yamaha Motor Co. Ltd.		56,800	1,264,690
Yamato Holdings Co. Ltd.		71,700	1,637,470
Yamazaki Baking Co. Ltd.		26,700	599,840
Yaskawa Electric Corp.		51,300	820,350
Yokogawa Electric Corp.		46,300	652,094
Yokohama Rubber Co. Ltd.		22,300	387,863

TOTAL JAPAN			607,249,736

Korea (South) - 3.1%
AMOREPACIFIC Corp.		6,480	2,033,932
AMOREPACIFIC Group, Inc.		5,652	731,359
BGFretail Co. Ltd.		2,015	306,543
BS Financial Group, Inc.		55,001	446,738
Celltrion, Inc.		15,354	1,425,650
Cheil Industries, Inc.		15,390	2,173,092
Cheil Worldwide, Inc.		14,658	217,226
CJ CheilJedang Corp.		1,593	486,777
CJ Corp.		2,946	449,464
CJ E&M Corp.		3,835	234,374
Coway Co. Ltd.		10,947	857,571
Daelim Industrial Co.		5,547	396,230
Daewoo Engineering & Construction Co. Ltd. (a)		25,157	139,229
DGB Financial Group Co. Ltd.		33,708	282,925
Dong Suh Companies, Inc.		8,128	192,939
Dongbu Insurance Co. Ltd.		9,996	621,388
Doosan Heavy Industries & Construction Co. Ltd.		9,686	221,877
E-Mart Co. Ltd.		4,082	579,954
EUSU Holdings Co. Ltd.		6	33
GS Engineering & Construction Corp. (a)		10,184	238,627
GS Holdings Corp.		10,236	457,318
GS Retail Co. Ltd.		5,450	232,532
Hana Financial Group, Inc.		59,930	1,718,641
Hanjin Shipping Co. Ltd. (a)		12	10
Hankook Tire Co. Ltd.		15,028	725,283
Hanmi Pharm Co. Ltd.		1,057	334,542
Hanmi Science Co. Ltd.		2,328	154,894
Hanon Systems		37,714	352,820
Hanssem Co. Ltd.		2,174	337,384
Hanwha Chemical Corp.		21,670	512,499
Hanwha Corp.		8,986	293,443
Hanwha Life Insurance Co. Ltd.		42,535	232,431
Hotel Shilla Co.		6,768	339,064
Hyosung Corp.		4,320	506,122
Hyundai Department Store Co. Ltd.		3,064	314,770
Hyundai Engineering & Construction Co. Ltd.		14,736	534,037
Hyundai Fire & Marine Insurance Co. Ltd.		12,613	389,830
Hyundai Glovis Co. Ltd.		3,775	572,642
Hyundai Heavy Industries Co. Ltd. (a)		8,450	1,074,946
Hyundai Industrial Development & Construction Co.		11,344	481,033
Hyundai Mobis		13,888	3,327,034
Hyundai Motor Co.		29,114	3,563,665
Hyundai Steel Co.		16,115	696,024
Hyundai Wia Corp.		3,254	223,903
Industrial Bank of Korea		52,321	603,833
Kakao Corp.		6,142	410,270
Kangwon Land, Inc.		23,746	787,897
KB Financial Group, Inc.		78,196	2,895,819
KCC Corp.		1,167	412,721
KEPCO Plant Service & Engineering Co. Ltd.		4,601	220,847
Kia Motors Corp.		53,943	1,919,537
Korea Aerospace Industries Ltd.		11,857	671,764
Korea Electric Power Corp.		52,388	2,267,320
Korea Express Co. Ltd. (a)		1,381	242,693
Korea Gas Corp.		5,516	223,533
Korea Investment Holdings Co. Ltd.		7,924	284,743
Korea Zinc Co. Ltd.		1,760	700,150
Korean Air Lines Co. Ltd. (a)		7,371	206,226
KT Corp.		8,413	237,431
KT&G Corp.		23,866	2,357,898
Kumho Petro Chemical Co. Ltd.		3,704	227,016
LG Chemical Ltd.		9,426	2,031,474
LG Corp.		19,160	1,026,888
LG Display Co. Ltd.		47,105	1,126,750
LG Electronics, Inc.		21,582	901,959
LG Household & Health Care Ltd.		1,846	1,323,465
LG Innotek Co. Ltd.		2,861	195,110
LG Telecom Ltd.		43,215	445,845
Lotte Chemical Corp.		3,120	786,987
Lotte Chilsung Beverage Co. Ltd.		124	166,959
Lotte Confectionery Co. Ltd.		1,190	199,763
Lotte Shopping Co. Ltd.		2,220	443,513
Mirae Asset Daewoo Co. Ltd.		35,957	243,642
Mirae Asset Securities Co. Ltd.		14,959	296,236
NAVER Corp.		5,718	4,284,419
NCSOFT Corp.		3,556	822,346
Oci Co. Ltd. (a)		3,367	266,415
Orion Corp.		725	453,222
Ottogi Corp.		241	138,647
Paradise Co. Ltd.		9,185	104,397
POSCO		14,224	2,960,905
Posco Daewoo Corp.		9,249	201,759
S-Oil Corp.		9,066	622,232
S1 Corp.		3,833	309,990
Samsung Card Co. Ltd.		7,020	295,836
Samsung Electro-Mechanics Co. Ltd.		11,293	465,047
Samsung Electronics Co. Ltd.		20,211	28,962,347
Samsung Fire & Marine Insurance Co. Ltd.		6,722	1,713,184
Samsung Heavy Industries Co. Ltd.		30,131	256,853
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)		18,708	42,200
Samsung Life Insurance Co. Ltd.		15,069	1,455,840
Samsung SDI Co. Ltd.		11,135	918,055
Samsung SDS Co. Ltd.		7,054	952,864
Samsung Securities Co. Ltd.		11,465	346,329
Shinhan Financial Group Co. Ltd.		86,288	3,308,164
Shinsegae Co. Ltd.		1,495	243,120
SK C&C Co. Ltd.		9,272	1,811,832
SK Energy Co. Ltd.		13,099	1,735,073
SK Hynix, Inc.		118,639	4,252,833
SK Networks Co. Ltd.		24,722	140,928
SK Telecom Co. Ltd.		4,064	797,018
Woori Bank		62,654	684,740
Woori Investment & Securities Co. Ltd.		27,930	246,638
Yuhan Corp.		1,665	305,704

TOTAL KOREA (SOUTH)			112,368,021

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		372,709	2,518,381
Millicom International Cellular SA (depository receipt)		13,411	589,617
RTL Group SA		7,815	612,535
SES SA (France) (depositary receipt)		73,870	1,698,852
Tenaris SA		95,649	1,352,836

TOTAL LUXEMBOURG			6,772,221

Malaysia - 0.6%
AirAsia Bhd		244,700	161,578
Alliance Financial Group Bhd		194,600	185,090
AMMB Holdings Bhd		375,600	376,048
Astro Malaysia Holdings Bhd		303,400	206,124
Axiata Group Bhd		504,976	592,248
Berjaya Sports Toto Bhd		120,014	91,262
British American Tobacco (Malaysia) Bhd		28,600	337,610
Bumiputra-Commerce Holdings Bhd		998,226	1,196,919
Dialog Group Bhd		754,222	278,676
DiGi.com Bhd		675,600	810,076
Felda Global Ventures Holdings Bhd		236,100	113,125
Gamuda Bhd		315,075	368,777
Gamuda Bhd warrants 3/6/21 (a)		49,479	15,333
Genting Bhd		433,600	810,351
Genting Malaysia Bhd		560,100	635,537
Genting Plantations Bhd		41,900	109,869
Hap Seng Consolidated Bhd		105,900	196,653
Hartalega Holdings Bhd		126,700	147,993
Hong Leong Bank Bhd		125,800	399,441
Hong Leong Credit Bhd		44,900	168,255
IHH Healthcare Bhd		626,000	955,042
IJM Corp. Bhd		575,900	453,032
IOI Corp. Bhd		551,100	591,168
IOI Properties Group Sdn Bhd		292,200	170,653
Kuala Lumpur Kepong Bhd		78,300	447,215
Lafarge Malaysia Bhd		70,200	135,547
Malayan Banking Bhd		935,018	1,760,821
Malaysia Airports Holdings Bhd		161,698	255,556
Maxis Bhd		355,600	505,215
MISC Bhd		212,400	380,750
Petronas Chemicals Group Bhd		520,600	868,701
Petronas Dagangan Bhd		46,300	257,823
Petronas Gas Bhd		130,000	681,764
PPB Group Bhd		90,100	346,225
Public Bank Bhd		518,000	2,452,319
RHB Capital Bhd		122,876	0
RHB Capital Bhd		160,257	184,515
SapuraKencana Petroleum Bhd (a)		745,400	287,854
Sime Darby Bhd		578,516	1,129,451
Telekom Malaysia Bhd		215,074	335,300
Tenaga Nasional Bhd		663,225	2,267,139
UMW Holdings Bhd		112,100	159,265
Westports Holdings Bhd		191,000	200,789
YTL Corp. Bhd		817,800	309,965
YTL Power International Bhd		408,315	148,921

TOTAL MALAYSIA			22,485,995

Malta - 0.0%
Brait SA		68,817	457,240
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,422,500	393,648
Mexico - 0.9%
Alfa SA de CV Series A		569,000	862,787
America Movil S.A.B. de CV Series L		6,447,446	4,270,781
CEMEX S.A.B. de CV unit		2,840,500	2,458,631
Coca-Cola FEMSA S.A.B. de CV Series L		100,800	757,187
Compartamos S.A.B. de CV		211,800	417,975
El Puerto de Liverpool S.A.B. de CV Class C		37,855	396,796
Embotelladoras Arca S.A.B. de CV		85,262	530,581
Fibra Uno Administracion SA de CV		524,100	1,000,174
Fomento Economico Mexicano S.A.B. de CV unit		372,800	3,575,929
Gruma S.A.B. de CV Series B		43,860	608,554
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		72,700	702,691
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		42,290	672,644
Grupo Bimbo S.A.B. de CV Series A		332,700	896,130
Grupo Carso SA de CV Series A1		115,100	502,394
Grupo Comercial Chedraui S.A.B. de CV		70,500	157,255
Grupo Financiero Banorte S.A.B. de CV Series O		505,500	2,976,943
Grupo Financiero Inbursa S.A.B. de CV Series O		470,400	763,302
Grupo Financiero Santander Mexico S.A.B. de CV		368,900	667,693
Grupo Lala S.A.B. de CV		124,300	231,423
Grupo Mexico SA de CV Series B		771,523	1,900,948
Grupo Televisa SA de CV		496,100	2,440,998
Industrias Penoles SA de CV		28,025	679,667
Kimberly-Clark de Mexico SA de CV Series A		317,500	684,689
Mexichem S.A.B. de CV		213,084	509,571
OHL Mexico S.A.B. de CV (a)		157,400	185,372
Promotora y Operadora de Infraestructura S.A.B. de CV		54,060	604,353
Wal-Mart de Mexico SA de CV Series V		1,062,400	2,247,785

TOTAL MEXICO			31,703,253

Netherlands - 2.7%
ABN AMRO Group NV GDR		47,535	1,097,117
AEGON NV		382,672	1,655,418
AerCap Holdings NV (a)		34,026	1,398,809
Ahold Delhaize NV		260,899	5,955,727
Airbus Group NV		119,018	7,067,278
Akzo Nobel NV		50,227	3,246,448
Altice NV:
Class A (a)		72,982	1,345,949
Class B (a)		24,148	449,451
ASML Holding NV (Netherlands)		74,885	7,922,382
CNH Industrial NV		207,057	1,609,262
Ferrari NV		24,971	1,315,224
Fiat Chrysler Automobiles NV		183,243	1,341,704
Gemalto NV		16,300	886,346
Heineken Holding NV		20,800	1,600,836
Heineken NV (Bearer)		46,974	3,870,006
ING Groep NV:
(Certificaten Van Aandelen)		788,737	10,353,765
sponsored ADR (b)		24,888	326,282
Koninklijke Boskalis Westminster NV		17,832	575,409
Koninklijke DSM NV		36,769	2,364,475
Koninklijke KPN NV		697,794	2,275,332
Koninklijke Philips Electronics NV		188,869	5,691,032
Mobileye NV (a)(b)		35,625	1,324,538
NN Group NV		65,654	1,978,368
NXP Semiconductors NV (a)		59,884	5,988,400
OCI NV (a)(b)		19,247	267,274
QIAGEN NV (Germany) (a)		44,925	1,100,003
Randstad Holding NV		24,177	1,245,138
RELX NV		203,162	3,425,826
Steinhoff International Holdings NV (South Africa)		607,687	3,280,507
STMicroelectronics NV		128,896	1,223,353
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		324,501	13,600,517
(NY Reg.)		6,558	274,256
Vopak NV		14,172	715,714
Wolters Kluwer NV		61,792	2,391,423

TOTAL NETHERLANDS			99,163,569

New Zealand - 0.1%
Auckland International Airport Ltd.		192,675	907,983
Contact Energy Ltd.		144,133	489,580
Fletcher Building Ltd.		139,733	1,036,202
Mercury Nz Ltd.		139,779	304,866
Meridian Energy Ltd.		259,083	476,145
Ryman Healthcare Group Ltd.		76,614	486,506
Spark New Zealand Ltd.		370,039	968,490

TOTAL NEW ZEALAND			4,669,772

Norway - 0.4%
DNB ASA		197,938	2,862,816
Gjensidige Forsikring ASA		40,050	717,884
Marine Harvest ASA		77,479	1,405,956
Norsk Hydro ASA		270,985	1,211,504
Orkla ASA		164,862	1,556,698
Schibsted ASA:
(A Shares)		15,964	382,757
(B Shares)		17,357	390,737
Statoil ASA		218,066	3,560,147
Statoil ASA sponsored ADR (b)		10,127	164,462
Telenor ASA		152,107	2,420,869
Yara International ASA		36,257	1,281,360

TOTAL NORWAY			15,955,190

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		277,602	1,406,404
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		37,519	498,628
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		385,500	620,882
Aboitiz Power Corp.		285,800	271,168
Alliance Global Group, Inc.		395,000	116,307
Ayala Corp.		48,410	834,664
Ayala Land, Inc.		1,468,000	1,098,814
Bank of the Philippine Islands (BPI)		151,738	316,764
BDO Unibank, Inc.		320,963	747,574
DMCI Holdings, Inc.		744,700	192,212
Globe Telecom, Inc.		6,575	241,661
GT Capital Holdings, Inc.		15,250	412,822
International Container Terminal Services, Inc.		101,740	163,441
JG Summit Holdings, Inc.		572,980	899,173
Jollibee Food Corp.		81,920	402,584
Megaworld Corp.		2,158,300	179,155
Metro Pacific Investments Corp.		2,514,100	373,771
Metropolitan Bank & Trust Co.		117,951	198,008
Philippine Long Distance Telephone Co.		19,590	618,893
PNOC Energy Development Corp.		1,892,200	230,520
Robinsons Land Corp.		316,800	202,458
Security Bank Corp.		86,180	392,200
SM Investments Corp.		47,360	657,160
SM Prime Holdings, Inc.		1,655,575	919,583
Universal Robina Corp.		173,690	652,734

TOTAL PHILIPPINES			10,742,548

Poland - 0.3%
Alior Bank SA (a)		18,606	223,609
Bank Handlowy w Warszawie SA		6,604	130,809
Bank Millennium SA (a)		124,838	183,602
Bank Polska Kasa Opieki SA		31,862	983,087
Bank Zachodni WBK SA		7,030	568,027
BRE Bank SA (a)		2,950	266,032
Cyfrowy Polsat SA (a)		39,066	241,172
ENEA SA (a)		44,130	112,933
Energa SA		46,320	94,925
Eurocash SA		16,038	162,536
Grupa Lotos SA (a)		18,642	161,604
KGHM Polska Miedz SA (Bearer)		28,061	508,399
LPP SA		263	394,173
NG2 SA		5,573	282,823
Polish Oil & Gas Co. SA		356,210	455,789
Polska Grupa Energetyczna SA		170,959	447,524
Polski Koncern Naftowy Orlen SA		64,892	1,286,841
Powszechna Kasa Oszczednosci Bank SA		177,158	1,240,885
Powszechny Zaklad Ubezpieczen SA		113,464	787,806
Synthos SA (a)		113,075	136,615
Tauron Polska Energia SA (a)		209,762	141,686
Telekomunikacja Polska SA		132,319	188,871
Zaklady Azotowe w Tarnowie-Moscicach SA		9,137	145,559

TOTAL POLAND			9,145,307

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		319,729	4
Energias de Portugal SA		469,877	1,553,096
Galp Energia SGPS SA Class B		93,605	1,269,023
Jeronimo Martins SGPS SA		51,307	882,570

TOTAL PORTUGAL			3,704,693

Qatar - 0.2%
Barwa Real Estate Co. (a)		21,160	185,652
Commercial Bank of Qatar (a)		32,264	316,301
Doha Bank (a)		25,513	255,021
Ezdan Holding Group (a)		160,752	693,058
Industries Qatar QSC (a)		30,503	854,391
Masraf al Rayan (a)		74,103	704,086
Qatar Electricity & Water Co. (a)		5,628	324,554
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		54,867	340,663
Qatar Insurance Co. SAQ (a)		24,207	582,316
Qatar Islamic Bank (a)		12,447	350,008
Qatar National Bank SAQ		42,448	1,865,052
Qatar Telecom (Qtel) Q.S.C. (a)		16,189	431,227
Vodafone Qatar QSC (a)		70,082	202,266

TOTAL QATAR			7,104,595

Russia - 0.8%
Alrosa Co. Ltd. (a)		516,000	721,084
Gazprom OAO (a)		208,734	457,400
Gazprom OAO sponsored ADR (Reg. S)		1,086,542	4,693,861
Lukoil PJSC (a)		665	32,451
Lukoil PJSC sponsored ADR		95,072	4,634,760
Magnit OJSC GDR (Reg. S)		57,386	2,277,650
MegaFon PJSC GDR		17,558	167,328
MMC Norilsk Nickel PJSC (a)		639	94,175
MMC Norilsk Nickel PJSC sponsored ADR		105,554	1,591,754
Mobile TeleSystems OJSC sponsored ADR		103,291	796,374
Moscow Exchange MICEX-RTS OAO (a)		268,560	494,369
NOVATEK OAO GDR (Reg. S)		18,150	1,940,235
PhosAgro OJSC GDR (Reg. S)		19,013	235,761
Rosneft Oil Co. OJSC (a)		6,906	37,868
Rosneft Oil Co. OJSC GDR (Reg. S)		225,212	1,227,405
Rostelecom PJSC (a)		15,000	18,693
Rostelecom PJSC sponsored ADR		24,117	177,742
RusHydro PJSC (a)		1,364,700	17,110
RusHydro PJSC ADR		207,336	252,950
Sberbank of Russia (a)		432,015	1,005,579
Sberbank of Russia sponsored ADR		414,101	3,929,818
Severstal PAO (a)		1,309	18,301
Severstal PAO GDR (Reg. S)		39,925	562,943
Sistema JSFC sponsored GDR		33,109	247,324
Surgutneftegas OJSC (a)		10,100	4,304
Surgutneftegas OJSC sponsored ADR		216,337	929,816
Tatneft PAO (a)		14,400	80,629
Tatneft PAO sponsored ADR		44,531	1,490,453
VTB Bank OJSC (a)		47,224,000	50,463
VTB Bank OJSC sponsored GDR (Reg. S)		490,772	1,027,677

TOTAL RUSSIA			29,216,277

Singapore - 0.8%
Ascendas Real Estate Investment Trust		457,200	778,842
CapitaCommercial Trust (REIT)		412,000	466,415
CapitaLand Ltd.		513,200	1,139,830
CapitaMall Trust		498,200	741,257
City Developments Ltd.		81,600	497,958
ComfortDelgro Corp. Ltd.		435,500	795,091
DBS Group Holdings Ltd.		362,531	3,908,690
Global Logistic Properties Ltd.		592,700	756,185
Hutchison Port Holdings Trust		1,076,000	478,820
Jardine Cycle & Carriage Ltd.		22,393	679,556
Keppel Corp. Ltd.		295,100	1,119,948
Oversea-Chinese Banking Corp. Ltd.		622,425	3,793,829
Sembcorp Industries Ltd.		197,800	359,701
Sembcorp Marine Ltd.		163,800	152,468
Singapore Airlines Ltd.		108,800	792,197
Singapore Exchange Ltd.		160,100	815,891
Singapore Press Holdings Ltd.		322,300	861,783
Singapore Technologies Engineering Ltd.		313,800	705,980
Singapore Telecommunications Ltd.		1,621,300	4,521,577
StarHub Ltd.		120,900	293,723
Suntec (REIT)		479,800	579,381
United Overseas Bank Ltd.		266,833	3,601,886
UOL Group Ltd.		93,234	379,973
Wilmar International Ltd.		385,300	916,689
Yangzijiang Shipbuilding Holdings Ltd.		380,600	203,807

TOTAL SINGAPORE			29,341,477

South Africa - 1.5%
Anglo American Platinum Ltd. (a)		10,696	252,000
AngloGold Ashanti Ltd. (a)		82,540	1,123,839
Aspen Pharmacare Holdings Ltd.		74,723	1,627,766
Barclays Africa Group Ltd.		85,234	988,389
Bidcorp Ltd.		67,955	1,198,205
Bidvest Group Ltd.		64,382	799,347
Capitec Bank Holdings Ltd.		7,916	402,148
Coronation Fund Managers Ltd.		45,187	243,064
Discovery Ltd.		71,363	609,857
Exxaro Resources Ltd.		29,117	214,214
FirstRand Ltd.		680,097	2,437,177
Fortress Income Fund Ltd.:
Class A		181,009	219,486
Class B		157,674	374,898
Foschini Ltd.		44,126	454,227
Gold Fields Ltd.		166,360	686,114
Growthpoint Properties Ltd.		461,548	860,541
Hyprop Investments Ltd.		48,904	434,138
Impala Platinum Holdings Ltd. (a)		126,048	506,669
Imperial Holdings Ltd.		34,983	441,888
Investec Ltd.		48,984	302,069
Liberty Holdings Ltd.		21,755	187,076
Life Healthcare Group Holdings Ltd.		194,084	518,181
Massmart Holdings Ltd.		22,171	192,150
MMI Holdings Ltd.		206,787	346,747
Mondi Ltd.		24,130	471,549
Mr Price Group Ltd.		49,164	560,489
MTN Group Ltd.		336,620	2,907,500
Naspers Ltd. Class N		89,118	14,936,332
Nedbank Group Ltd.		39,738	649,836
Netcare Ltd.		191,379	491,514
Pick 'n Pay Stores Ltd.		73,287	358,669
Pioneer Foods Ltd.		25,332	305,797
PSG Group Ltd.		18,614	290,866
Rand Merchant Insurance Holdings Ltd.		131,872	394,919
Redefine Properties Ltd.		876,099	752,404
Remgro Ltd.		96,855	1,609,012
Resilient Property Income Fund Ltd.		61,614	509,819
RMB Holdings Ltd.		140,794	621,493
Sanlam Ltd.		326,973	1,584,942
Sappi Ltd. (a)		110,267	613,333
Sasol Ltd.		112,148	3,096,966
Shoprite Holdings Ltd.		86,957	1,283,355
Sibanye Gold Ltd.		150,406	418,394
Spar Group Ltd.		37,131	525,968
Standard Bank Group Ltd.		261,500	2,774,465
Telkom SA Ltd.		52,640	242,865
Tiger Brands Ltd.		32,570	927,504
Transportation Hex Group Ltd. (a)		136	42
Truworths International Ltd.		89,235	472,854
Tsogo Sun Holdings Ltd.		72,446	164,463
Vodacom Group Ltd.		74,122	799,558
Woolworths Holdings Ltd.		201,301	1,166,116

TOTAL SOUTH AFRICA			54,351,214

Spain - 2.2%
Abertis Infraestructuras SA		130,285	1,934,350
ACS Actividades de Construccion y Servicios SA		39,291	1,204,668
Aena SA		13,698	2,011,196
Amadeus IT Holding SA Class A		89,449	4,222,284
Banco Bilbao Vizcaya Argentaria SA		1,310,365	9,432,907
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)		28,259	203,747
Banco de Sabadell SA		1,071,251	1,433,502
Banco Popular Espanol SA		680,985	746,804
Banco Santander SA:
rights 11/1/16 (a)		2,823,703	158,086
(Spain)		2,823,703	13,836,226
(Spain) sponsored ADR (b)		112,095	542,540
Bankia SA		934,980	823,152
Bankinter SA		135,624	1,038,298
CaixaBank SA		658,742	1,987,681
Distribuidora Internacional de Alimentacion SA		126,728	678,467
Enagas SA		46,028	1,321,287
Endesa SA		64,151	1,363,717
Ferrovial SA		98,168	1,910,116
Ferrovial SA rights 11/14/16 (a)		98,168	42,028
Gas Natural SDG SA		70,874	1,398,490
Grifols SA		61,444	1,214,777
Iberdrola SA		1,105,978	7,538,268
Inditex SA		221,910	7,757,496
International Consolidated Airlines Group SA		164,348	872,838
MAPFRE SA (Reg.)		218,721	649,953
Red Electrica Corporacion SA		87,807	1,831,895
Repsol YPF SA		224,318	3,143,319
Telefonica SA		894,514	9,088,801
Telefonica SA sponsored ADR (b)		16,739	169,733
Zardoya Otis SA		39,151	330,501

TOTAL SPAIN			78,887,127

Sweden - 1.8%
Alfa Laval AB		59,221	851,058
ASSA ABLOY AB (B Shares)		204,069	3,708,639
Atlas Copco AB:
(A Shares) (b)		137,364	4,030,210
(B Shares)		78,101	2,042,421
Boliden AB		55,122	1,277,330
Electrolux AB (B Shares)		48,869	1,157,319
Getinge AB (B Shares)		40,675	666,497
H&M Hennes & Mauritz AB (B Shares)		193,454	5,442,410
Hexagon AB (B Shares)		52,778	1,847,667
Husqvarna AB (B Shares)		84,970	639,240
ICA Gruppen AB		16,435	510,401
Industrivarden AB (C Shares)		33,153	591,693
Investor AB (B Shares)		92,065	3,272,983
Kinnevik AB (B Shares)		47,680	1,205,705
Lundin Petroleum AB (a)		40,582	730,122
Nordea Bank AB		615,647	6,471,957
Sandvik AB		215,173	2,446,623
Securitas AB (B Shares)		63,356	979,224
Skandinaviska Enskilda Banken AB (A Shares)		307,134	3,099,513
Skanska AB (B Shares)		71,532	1,553,847
SKF AB (B Shares)		80,526	1,364,961
Svenska Cellulosa AB (SCA) (B Shares)		123,554	3,500,547
Svenska Handelsbanken AB (A Shares)		306,609	4,180,039
Swedbank AB (A Shares)		183,179	4,291,412
Swedish Match Co. AB		39,330	1,368,602
Tele2 AB:
rights 11/16/16(a)		65,200	19,535
(B Shares) (b)		65,200	538,873
Telefonaktiebolaget LM Ericsson:
(B Shares)		599,482	2,908,004
(B Shares) sponsored ADR		23,312	113,529
TeliaSonera AB		525,051	2,098,541
Volvo AB (B Shares)		312,107	3,351,846

TOTAL SWEDEN			66,260,748

Switzerland - 5.9%
ABB Ltd. (Reg.)		413,248	8,525,484
Actelion Ltd.		20,973	3,030,811
Adecco SA (Reg.)		33,633	2,000,204
Aryzta AG		17,682	776,932
Baloise Holdings AG		10,140	1,248,095
Barry Callebaut AG		449	559,010
Coca-Cola HBC AG		36,994	799,656
Compagnie Financiere Richemont SA Series A		106,234	6,829,774
Credit Suisse Group AG		376,741	5,256,583
Credit Suisse Group AG sponsored ADR		421	5,852
Dufry AG (a)		9,413	1,145,294
Ems-Chemie Holding AG		1,660	833,313
Galenica AG		791	792,958
Geberit AG (Reg.)		7,715	3,264,383
Givaudan SA		1,874	3,626,608
Julius Baer Group Ltd.		45,321	1,834,667
Kuehne & Nagel International AG		11,068	1,501,011
Lafargeholcim Ltd. (Reg.)		92,663	4,948,956
Lindt & Spruengli AG		21	1,303,017
Lindt & Spruengli AG (participation certificate)		204	1,059,633
Lonza Group AG		10,839	2,046,107
Nestle SA (Reg. S)		648,108	46,996,858
Novartis AG		443,329	31,461,987
Novartis AG sponsored ADR		10,706	760,340
Pargesa Holding SA		7,121	478,188
Partners Group Holding AG		3,512	1,778,093
Roche Holding AG (participation certificate)		142,890	32,819,219
Schindler Holding AG:
(participation certificate)		8,982	1,669,233
(Reg.)		4,203	777,271
SGS SA (Reg.)		1,111	2,252,202
Sika AG		437	2,100,320
Sonova Holding AG Class B		10,990	1,473,774
Swatch Group AG (Bearer) (b)		6,338	1,906,748
Swatch Group AG (Bearer) (Reg.)		9,815	565,859
Swiss Life Holding AG		6,497	1,720,190
Swiss Prime Site AG		14,132	1,171,776
Swiss Re Ltd.		67,825	6,298,941
Swisscom AG		5,287	2,418,700
Syngenta AG (Switzerland)		18,911	7,567,537
UBS Group AG (b)		711,219	10,062,216
UBS Group AG		32,977	463,986
Zurich Insurance Group AG		30,602	8,006,526

TOTAL SWITZERLAND			214,138,312

Taiwan - 2.8%
Acer, Inc.		586,060	269,530
Advanced Semiconductor Engineering, Inc.		1,283,639	1,509,637
Advantech Co. Ltd.		63,516	517,741
Asia Cement Corp.		471,785	412,252
Asia Pacific Telecom Co. Ltd. (a)		416,000	133,923
ASUSTeK Computer, Inc.		145,422	1,275,328
AU Optronics Corp.		1,755,000	667,195
Catcher Technology Co. Ltd.		133,000	1,044,055
Cathay Financial Holding Co. Ltd.		1,654,227	2,148,551
Chang Hwa Commercial Bank		995,081	509,715
Cheng Shin Rubber Industry Co. Ltd.		393,513	802,540
Chicony Electronics Co. Ltd.		116,563	298,723
China Airlines Ltd.		539,835	163,516
China Development Finance Holding Corp.		2,766,819	694,151
China Life Insurance Co. Ltd.		700,253	647,426
China Steel Corp.		2,412,421	1,744,555
Chinatrust Financial Holding Co. Ltd.		3,556,255	1,917,514
Chunghwa Picture Tubes, Ltd. (a)		551	27
Chunghwa Telecom Co. Ltd.		770,400	2,640,402
Compal Electronics, Inc.		890,394	530,929
Delta Electronics, Inc.		395,383	2,087,992
E.SUN Financial Holdings Co. Ltd.		1,594,155	907,594
ECLAT Textile Co. Ltd.		38,589	439,395
EVA Airways Corp.		418,931	201,968
Evergreen Marine Corp. (Taiwan) (a)		353,730	132,389
Far Eastern Textile Ltd.		670,032	519,602
Far EasTone Telecommunications Co. Ltd.		324,000	766,621
Feng Tay Enterprise Co. Ltd.		67,760	283,690
First Financial Holding Co. Ltd.		1,939,518	1,018,095
Formosa Chemicals & Fibre Corp.		653,620	1,946,649
Formosa Petrochemical Corp.		230,000	769,621
Formosa Plastics Corp.		838,640	2,271,591
Formosa Taffeta Co. Ltd.		150,000	137,019
Foxconn Technology Co. Ltd.		185,811	539,838
Fubon Financial Holding Co. Ltd.		1,347,487	1,914,694
Giant Manufacturing Co. Ltd.		58,042	411,450
Hermes Microvision, Inc.		9,000	398,211
Highwealth Construction Corp.		165,400	245,253
HIWIN Technologies Corp.		41,600	184,062
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,151,742	8,527,002
Hotai Motor Co. Ltd.		50,000	582,806
HTC Corp. (a)		134,057	392,878
Hua Nan Financial Holdings Co. Ltd.		1,475,880	751,316
Innolux Corp.		1,816,819	613,703
Inotera Memories, Inc. (a)		534,000	500,490
Inventec Corp.		506,209	396,573
Largan Precision Co. Ltd.		20,000	2,369,285
Lite-On Technology Corp.		427,053	613,588
MediaTek, Inc.		302,989	2,306,401
Mega Financial Holding Co. Ltd.		2,201,833	1,508,464
Merida Industry Co. Ltd.		42,050	194,055
Nan Ya Plastics Corp.		965,980	2,012,937
Nanya Technology Corp.		138,000	179,238
Nien Made Enterprise Co. Ltd.		30,000	348,256
Novatek Microelectronics Corp.		117,000	439,745
OBI Pharma, Inc. (a)		23,000	241,099
Pegatron Corp.		395,652	1,066,667
Phison Electronics Corp.		30,199	214,554
Pou Chen Corp.		446,240	604,356
Powertech Technology, Inc.		131,700	376,363
President Chain Store Corp.		116,000	868,294
Quanta Computer, Inc.		547,000	1,110,360
Realtek Semiconductor Corp.		90,744	307,963
Ruentex Development Co. Ltd. (a)		168,984	195,094
Ruentex Industries Ltd.		113,484	183,210
Shin Kong Financial Holding Co. Ltd. (a)		1,704,637	370,356
Siliconware Precision Industries Co. Ltd.		489,000	740,309
Simplo Technology Co. Ltd.		55,971	173,087
Sinopac Holdings Co.		2,041,620	589,916
Standard Foods Corp.		82,713	204,890
Synnex Technology International Corp.		290,920	310,957
TaiMed Biologics, Inc.		33,000	207,764
Taishin Financial Holdings Co. Ltd.		1,726,673	632,541
Taiwan Business Bank		825,381	208,908
Taiwan Cement Corp.		677,110	812,871
Taiwan Cooperative Financial Holding Co. Ltd.		1,550,914	681,293
Taiwan Fertilizer Co. Ltd.		156,000	209,296
Taiwan Mobile Co. Ltd.		340,400	1,193,022
Taiwan Semiconductor Manufacturing Co. Ltd.		5,011,000	30,100,460
TECO Electric & Machinery Co. Ltd.		380,000	338,075
Transcend Information, Inc.		39,000	107,864
Unified-President Enterprises Corp.		978,620	1,896,496
United Microelectronics Corp.		2,450,000	912,739
Vanguard International Semiconductor Corp.		180,000	367,667
Wistron Corp.		505,928	381,911
WPG Holding Co. Ltd.		308,107	361,576
Yuanta Financial Holding Co. Ltd.		1,950,085	729,848
Yulon Motor Co. Ltd.		184,000	161,365

TOTAL TAIWAN			101,701,352

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		210,300	921,329
Airports of Thailand PCL (For. Reg.)		86,400	939,519
Bangkok Bank PCL (For. Reg.)		61,400	278,633
Bangkok Dusit Medical Services PCL (For. Reg.)		782,600	509,262
Bangkok Expressway and Metro PCL		1,385,300	294,555
Banpu PCL (For. Reg.)		396,000	206,830
BEC World PCL (For. Reg.)		197,800	115,730
BTS Group Holdings PCL		1,174,200	286,533
Bumrungrad Hospital PCL (For. Reg.)		71,800	375,010
C.P. ALL PCL		13,700	23,754
C.P. ALL PCL (For. Reg.)		1,001,300	1,736,111
Central Pattana PCL (For. Reg.)		268,300	426,906
Charoen Pokphand Foods PCL (For. Reg.)		577,200	518,924
Delta Electronics PCL (For. Reg.)		100,300	224,718
Electricity Generating PCL (For. Reg.)		27,100	150,824
Energy Absolute PCL		218,400	176,091
Glow Energy PCL (For. Reg.)		102,000	224,160
Home Product Center PCL (For. Reg.)		791,047	228,029
Indorama Ventures PCL (For. Reg.)		289,300	241,513
IRPC PCL (For. Reg.)		1,995,700	272,264
Kasikornbank PCL		48,200	236,615
Kasikornbank PCL (For. Reg.)		308,200	1,512,962
Krung Thai Bank PCL (For. Reg.)		684,475	336,011
Minor International PCL		21,600	23,735
Minor International PCL (For. Reg.)		433,170	475,977
PTT Exploration and Production PCL (For. Reg.)		277,051	658,280
PTT Global Chemical PCL (For. Reg.)		418,286	716,294
PTT PCL (For. Reg.)		201,500	1,989,839
Robinsons Department Store PCL (For. Reg.)		98,800	163,550
Siam Cement PCL (For. Reg.)		82,550	1,187,448
Siam Commercial Bank PCL (For. Reg.)		314,100	1,286,432
Thai Oil PCL (For. Reg.)		163,000	325,651
Thai Union Frozen Products PCL (For. Reg.)		383,900	237,763
TMB PCL (For. Reg.)		2,584,000	154,874
True Corp. PCL (For. Reg.)		2,144,335	413,108

TOTAL THAILAND			17,869,234

Turkey - 0.3%
Akbank T.A.S.		444,761	1,188,712
Anadolu Efes Biracilik Ve Malt Sanayii A/S		42,038	256,908
Arcelik A/S		48,923	323,176
Bim Birlesik Magazalar A/S JSC		43,244	704,370
Coca-Cola Icecek Sanayi A/S		15,431	174,545
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		386,828	395,048
Eregli Demir ve Celik Fabrikalari T.A.S.		282,362	383,266
Ford Otomotiv Sanayi A/S		14,266	145,876
Haci Omer Sabanci Holding A/S		185,556	560,701
Koc Holding A/S		127,929	533,339
Petkim Petrokimya Holding A/S		140,038	190,081
TAV Havalimanlari Holding A/S		33,987	139,715
Tofas Turk Otomobil Fabrikasi A/S		25,388	191,174
Tupras Turkiye Petrol Rafinelleri A/S		25,381	517,176
Turk Hava Yollari AO (a)		111,739	196,448
Turk Sise ve Cam Fabrikalari A/S		145,435	152,756
Turk Telekomunikasyon A/S		93,459	172,767
Turkcell Iletisim Hizmet A/S		177,853	573,061
Turkiye Garanti Bankasi A/S		467,829	1,271,533
Turkiye Halk Bankasi A/S		128,157	389,327
Turkiye Is Bankasi A/S Series C		316,555	513,567
Turkiye Vakiflar Bankasi TAO		150,866	223,307
Ulker Biskuvi Sanayi A/S		31,627	196,247
Yapi ve Kredi Bankasi A/S (a)		175,016	209,278

TOTAL TURKEY			9,602,378

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		395,950	661,902
Aldar Properties PJSC (a)		634,601	456,131
Arabtec Holding Co. (a)		465,730	168,644
DP World Ltd.		33,743	605,687
Dubai Financial Market PJSC (a)		417,464	130,708
Dubai Islamic Bank Pakistan Ltd. (a)		251,059	358,172
Emaar Malls Group PJSC (a)		398,540	278,862
Emaar Properties PJSC		710,170	1,347,659
Emirates Telecommunications Corp.		356,384	1,829,004
First Gulf Bank PJSC		180,496	565,133
National Bank of Abu Dhabi PJSC (a)		137,801	332,033

TOTAL UNITED ARAB EMIRATES			6,733,935

United Kingdom - 11.1%
3i Group PLC		197,143	1,619,143
Aberdeen Asset Management PLC		186,863	732,362
Admiral Group PLC		42,818	1,004,685
Aggreko PLC		51,979	509,933
Anglo American PLC (United Kingdom) (a)		284,359	3,936,507
Antofagasta PLC		79,581	528,921
Ashtead Group PLC		102,255	1,599,546
Associated British Foods PLC		72,279	2,178,119
AstraZeneca PLC:
(United Kingdom)		248,347	13,906,208
sponsored ADR (b)		16,548	468,639
Auto Trader Group PLC		203,304	932,419
Aviva PLC		822,988	4,459,588
Babcock International Group PLC		51,641	625,133
BAE Systems PLC		644,489	4,270,226
Barclays PLC		3,365,319	7,796,797
Barclays PLC sponsored ADR		16,118	148,608
Barratt Developments PLC		203,482	1,129,994
Berkeley Group Holdings PLC		26,681	770,391
BHP Billiton PLC		413,824	6,222,700
BHP Billiton PLC ADR		7,219	218,303
BP PLC		3,850,502	22,763,036
British American Tobacco PLC:
(United Kingdom)		368,425	21,115,523
sponsored ADR (b)		4,978	571,922
British Land Co. PLC		198,410	1,421,909
BT Group PLC		1,712,052	7,858,387
Bunzl PLC		68,147	1,834,228
Burberry Group PLC		90,182	1,628,146
Capita Group PLC		135,353	970,838
Carnival PLC		38,616	1,862,561
Carphone Warehouse Group PLC		198,645	765,166
Centrica PLC		1,101,821	2,888,763
Cobham PLC		347,096	607,104
Coca-Cola European Partners PLC		44,152	1,702,434
Compass Group PLC		333,395	6,032,543
Croda International PLC		26,777	1,146,471
Diageo PLC		500,367	13,318,037
Diageo PLC sponsored ADR		2,628	282,589
Direct Line Insurance Group PLC		278,891	1,181,456
easyJet PLC		32,206	369,367
Fresnillo PLC		44,760	898,494
G4S PLC (United Kingdom)		315,130	848,582
GKN PLC		348,130	1,357,645
GlaxoSmithKline PLC		958,807	18,940,578
GlaxoSmithKline PLC sponsored ADR		14,928	597,269
Hammerson PLC		163,009	1,099,372
Hargreaves Lansdown PLC		52,830	750,101
Hikma Pharmaceuticals PLC		29,165	626,142
HSBC Holdings PLC:
(United Kingdom)		4,037,103	30,403,966
sponsored ADR		7,680	288,998
ICAP PLC		111,996	664,168
IMI PLC		55,068	669,988
Imperial Tobacco Group PLC		194,689	9,425,930
Inmarsat PLC		91,552	786,098
InterContinental Hotel Group PLC		38,076	1,479,710
Intertek Group PLC		32,771	1,371,018
Intu Properties PLC (b)		191,929	647,208
Investec PLC		125,102	777,874
ITV PLC		736,155	1,536,297
J Sainsbury PLC		333,395	1,023,861
Johnson Matthey PLC		39,334	1,641,738
Kingfisher PLC		461,253	2,037,548
Land Securities Group PLC		160,427	1,961,663
Legal & General Group PLC		1,206,456	3,092,214
Lloyds Banking Group PLC		12,806,442	8,943,035
Lloyds Banking Group PLC sponsored ADR (b)		56,591	159,587
London Stock Exchange Group PLC		63,524	2,184,870
Marks & Spencer Group PLC		329,487	1,370,926
Mediclinic International PLC		21,654	240,263
Mediclinic International PLC		53,316	588,567
Meggitt PLC		157,832	840,940
Merlin Entertainments PLC		144,336	814,083
Mondi PLC		74,837	1,461,944
National Grid PLC		760,736	9,895,484
Next PLC		28,712	1,692,510
Old Mutual PLC		999,366	2,464,796
Pearson PLC		156,250	1,445,526
Pearson PLC sponsored ADR (b)		10,528	97,173
Persimmon PLC		62,455	1,294,977
Provident Financial PLC		29,951	1,081,471
Prudential PLC		510,878	8,336,948
Prudential PLC ADR		5,458	178,640
Reckitt Benckiser Group PLC		128,693	11,512,940
RELX PLC		222,237	3,974,184
Rio Tinto PLC		243,511	8,468,170
Rio Tinto PLC sponsored ADR (b)		7,367	256,740
Rolls-Royce Holdings PLC		373,174	3,312,521
Royal Bank of Scotland Group PLC (a)		713,731	1,649,367
Royal Dutch Shell PLC:
Class A (Netherlands)		114,982	2,865,050
Class A (United Kingdom)		766,325	19,086,883
Class A sponsored ADR		5,803	289,047
Class B (United Kingdom)		764,045	19,706,638
Royal Mail PLC		181,576	1,091,243
RSA Insurance Group PLC		206,516	1,394,323
Sage Group PLC		219,303	1,936,700
Schroders PLC		27,453	947,254
Scottish & Southern Energy PLC		212,715	4,135,828
Segro PLC		154,988	829,392
Severn Trent PLC		47,879	1,364,299
SKY PLC		209,302	2,095,599
Smith & Nephew PLC		181,869	2,629,163
Smiths Group PLC		80,363	1,394,806
St. James's Place Capital PLC		106,696	1,234,131
Standard Chartered PLC (United Kingdom)		665,776	5,801,343
Standard Life PLC		400,498	1,655,928
Tate & Lyle PLC		94,877	905,810
Taylor Wimpey PLC		662,616	1,149,246
Tesco PLC (a)		1,658,949	4,272,933
The Weir Group PLC		43,366	902,360
Travis Perkins PLC		50,719	827,527
Unilever PLC		260,485	10,897,734
United Utilities Group PLC		138,418	1,592,582
Vodafone Group PLC		5,268,005	14,467,662
Vodafone Group PLC sponsored ADR		12,032	334,971
Whitbread PLC		37,059	1,639,772
William Hill PLC		176,801	640,124
WM Morrison Supermarkets PLC		450,994	1,250,318
Worldpay Group PLC		345,565	1,204,623

TOTAL UNITED KINGDOM			405,114,115

United States of America - 0.0%
Southern Copper Corp.		29,496	837,391
TOTAL COMMON STOCKS
(Cost $3,523,741,083)			3,469,027,447

Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.8%
Ambev SA sponsored ADR		66,500	392,350
Banco Bradesco SA:
(PN)		514,927	5,394,473
(PN) sponsored ADR		55,422	576,947
Brasil Foods SA sponsored ADR		9,700	162,184
Braskem SA (PN-A)		31,700	280,752
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		45,600	390,714
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		32,201	615,370
Companhia Energetica de Minas Gerais (CEMIG) (PN)		153,704	469,491
Companhia Energetica de Sao Paulo Series B		37,500	174,225
Companhia Paranaense de Energia-Copel (PN-B)		20,400	233,590
Gerdau SA (PN)		186,150	642,661
Itau Unibanco Holding SA		589,774	7,095,026
Itau Unibanco Holding SA sponsored ADR		68,152	813,053
Itausa-Investimentos Itau SA (PN)		787,570	2,329,154
Lojas Americanas SA (PN)		113,637	736,932
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)		703,240	3,897,342
(PN) sponsored (non-vtg.) (a)		41,350	457,331
sponsored ADR (a)		30,750	358,853
Suzano Papel e Celulose SA		82,000	289,261
Telefonica Brasil SA		90,440	1,308,433
Vale SA:
(PN-A)		359,000	2,320,229
(PN-A) sponsored ADR		32,200	207,368

TOTAL BRAZIL			29,145,739

Chile - 0.0%
Embotelladora Andina SA Class B		57,348	232,642
Sociedad Quimica y Minera de Chile SA (PN-B)		19,523	576,975

TOTAL CHILE			809,617

Colombia - 0.0%
Bancolombia SA (PN)		91,357	867,150
Grupo Aval Acciones y Valores SA		713,074	294,073
Grupo de Inversiones Suramerica SA		20,075	253,710

TOTAL COLOMBIA			1,414,933

France - 0.1%
Air Liquide SA (a)		32,925	3,349,772
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		11,939	906,282
Fuchs Petrolub AG		14,115	631,023
Henkel AG & Co. KGaA		36,336	4,662,889
Porsche Automobil Holding SE (Germany)		30,970	1,670,118
Volkswagen AG		37,697	5,181,012

TOTAL GERMANY			13,051,324

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,125,755	798,325
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,888	330,141
Hyundai Motor Co.		4,939	412,823
Hyundai Motor Co. Series 2		7,467	656,114
LG Chemical Ltd.		1,511	237,796
LG Household & Health Care Ltd.		560	233,057
Samsung Electronics Co. Ltd.		3,842	4,423,949

TOTAL KOREA (SOUTH)			6,293,880

Russia - 0.0%
AK Transneft OAO (a)		311	745,600
Sberbank of Russia (a)		130,675	229,996
Surgutneftegas OJSC (a)		686,117	311,100

TOTAL RUSSIA			1,286,696

United Kingdom - 0.0%
Rolls-Royce Holdings PLC		17,166,004	21,011
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $62,495,656)			56,171,297
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	46,224
		Shares	Value

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.57% 1/5/17 to 6/22/17 (e)
(Cost $9,976,897)		10,000,000	9,978,994
		Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.41% (f)		96,816,316	$96,845,361
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)		55,470,401	55,481,495
TOTAL MONEY MARKET FUNDS
(Cost $152,305,987)			152,326,856
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $3,748,566,304)			3,687,550,818
NET OTHER ASSETS (LIABILITIES) - (1.3)%			(49,087,856)
NET ASSETS - 100%			$3,638,462,962

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
941 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	78,371,185	$(710,456)
587 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	26,517,725	(90,910)
59 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2016	7,622,978	172,903
TOTAL FUTURES CONTRACTS			$(628,463)

The face value of futures purchased as a percentage of Net Assets is 3.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $104,483,606.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,343 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,882,355.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$317,084
Fidelity Securities Lending Cash Central Fund	664,271
Total	$981,355

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$406,759,262	$294,809,474	$111,949,788	$--
Consumer Staples	365,197,685	256,704,134	108,493,551	--
Energy	240,171,864	126,932,323	113,239,541	--
Financials	793,946,475	562,983,757	230,962,714	4
Health Care	287,692,561	116,508,334	171,184,227	--
Industrials	412,680,906	338,102,951	74,577,955	--
Information Technology	338,287,013	215,054,175	123,232,836	2
Materials	271,464,949	217,046,007	54,418,942	--
Real Estate	119,683,752	114,614,669	4,780,770	288,313
Telecommunication Services	172,293,283	57,456,353	114,836,930	--
Utilities	117,020,994	91,529,416	25,491,578	--
Corporate Bonds	46,224	--	46,224	--
U.S. Government and Government Agency Obligations	9,978,994	--	9,978,994	--
Money Market Funds	152,326,856	152,326,856	--	--
Total Investments in Securities:	$3,687,550,818	$2,544,068,449	$1,143,194,050	$288,319
Derivative Instruments:
Assets
Futures Contracts	$172,903	$172,903	$--	$--
Total Assets	$172,903	$172,903	$--	$--
Liabilities
Futures Contracts	$(801,366)	$(801,366)	$--	$--
Total Liabilities	$(801,366)	$(801,366)	$--	$--
Total Derivative Instruments:	$(628,463)	$(628,463)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$70,509,215
Level 2 to Level 1	$806,423,087

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$172,903	$(801,366)
Total Equity Risk	172,903	(801,366)
Total Value of Derivatives	$172,903	$(801,366)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $53,740,288) — See accompanying schedule: Unaffiliated issuers (cost $3,596,260,317)	$3,535,223,962
Fidelity Central Funds (cost $152,305,987)	152,326,856
Total Investments (cost $3,748,566,304)		$3,687,550,818
Foreign currency held at value (cost $2,299,179)		2,300,299
Receivable for fund shares sold		124,968
Dividends receivable		10,281,371
Interest receivable		180
Distributions receivable from Fidelity Central Funds		98,009
Receivable for daily variation margin for derivative instruments		189,563
Other receivables		868
Total assets		3,700,546,076
Liabilities
Payable for fund shares redeemed	6,063,424
Accrued management fee	182,225
Other payables and accrued expenses	363,337
Collateral on securities loaned, at value	55,474,128
Total liabilities		62,083,114
Net Assets		$3,638,462,962
Net Assets consist of:
Paid in capital		$3,673,408,336
Undistributed net investment income		83,624,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,250,151)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(62,319,758)
Net Assets, for 332,370,442 shares outstanding		$3,638,462,962
Net Asset Value, offering price and redemption price per share ($3,638,462,962 ÷ 332,370,442 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$105,312,074
Interest		36,304
Income from Fidelity Central Funds		981,355
Income before foreign taxes withheld		106,329,733
Less foreign taxes withheld		(9,269,235)
Total income		97,060,498
Expenses
Management fee	$5,189,049
Independent trustees' fees and expenses	14,048
Miscellaneous	8,230
Total expenses before reductions	5,211,327
Expense reductions	(115)	5,211,212
Net investment income (loss)		91,849,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,912,797)
Fidelity Central Funds	5,513
Foreign currency transactions	(303,622)
Futures contracts	12,485,917
Total net realized gain (loss)		(11,724,989)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $81,504)	(15,403,690)
Assets and liabilities in foreign currencies	(170,166)
Futures contracts	(4,474,140)
Total change in net unrealized appreciation (depreciation)		(20,047,996)
Net gain (loss)		(31,772,985)
Net increase (decrease) in net assets resulting from operations		$60,076,301

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,849,286	$75,328,611
Net realized gain (loss)	(11,724,989)	(25,377,623)
Change in net unrealized appreciation (depreciation)	(20,047,996)	(205,850,677)
Net increase (decrease) in net assets resulting from operations	60,076,301	(155,899,689)
Distributions to shareholders from net investment income	(75,093,553)	(73,074,117)
Distributions to shareholders from net realized gain	–	(1,043,916)
Total distributions	(75,093,553)	(74,118,033)
Share transactions
Proceeds from sales of shares	881,647,708	1,011,725,307
Reinvestment of distributions	75,093,553	74,118,033
Cost of shares redeemed	(301,557,947)	(335,726,404)
Net increase (decrease) in net assets resulting from share transactions	655,183,314	750,116,936
Total increase (decrease) in net assets	640,166,062	520,099,214
Net Assets
Beginning of period	2,998,296,900	2,478,197,686
End of period	$3,638,462,962	$2,998,296,900
Other Information
Undistributed net investment income end of period	$83,624,535	$66,869,421
Shares
Sold	84,643,921	87,499,853
Issued in reinvestment of distributions	7,018,089	6,313,291
Redeemed	(28,176,491)	(28,663,203)
Net increase (decrease)	63,485,519	65,149,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Global ex U.S. Index Fund

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$12.16	$12.35	$10.55	$10.24
Income from Investment Operations
Net investment income (loss)A	.30	.31	.39	.31	.31
Net realized and unrealized gain (loss)	(.23)	(.96)	(.33)	1.75	.19
Total from investment operations	.07	(.65)	.06	2.06	.50
Distributions from net investment income	(.27)	(.35)	(.24)	(.25)	(.19)
Distributions from net realized gain	–	(.01)	(.01)	(.02)	–
Total distributions	(.27)	(.36)	(.25)	(.26)B	(.19)
Net asset value, end of period	$10.95	$11.15	$12.16	$12.35	$10.55
Total ReturnC	.71%	(5.53)%	.52%	19.97%	5.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.16%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.16%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.16%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.84%	2.68%	3.19%	2.73%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,638,463	$2,998,297	$2,478,198	$1,723,870	$1,027,731
Portfolio turnover rateF	1%	2%	2%	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$433,073,719
Gross unrealized depreciation	(502,448,683)
Net unrealized appreciation (depreciation) on securities	$(69,374,964)
Tax Cost	$3,756,925,782

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$85,404,869
Capital loss carryforward	$(50,298,849)
Net unrealized appreciation (depreciation) on securities and other investments	$(69,688,123)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Short-term	(8,392,778)
Long-term	(39,220,278)
Total no expiration	(47,613,056)
Total capital loss carryforward	$(50,298,849)

The tax character of distributions paid was as follows:

	October 31, 2016	October 31, 2015
Ordinary Income	$75,093,553	$ 74,118,033

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,485,917 and a change in net unrealized appreciation (depreciation) of $(4,474,140) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $689,468,841 and $34,194,676, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. During the period, the Board of Trustees approved an amendment to the management contract, effective August 1, 2016, to reduce the management fee from an annual rate of .20% to .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .16% of average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,230 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $664,271.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $115.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds. Mr. Chiel oversees 120 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.13%	$1,000.00	$1,028.20	$.66-C
Hypothetical-D		$1,000.00	$1,024.48	$.66-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C If fees and changes to the Fund's expenses contract and/or expense cap effective August 1, 2016, had been in effect during the entire period, the annualized expense ratio would have been .06% and the expenses paid in the actual and hypothetical examples above would have been $.31 and $.31, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Global ex U.S. Index Fund voted to pay on December 19, 2016, to shareholders of record at the opening of business on December 16, 2016 a distribution of $0.006 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.267 per share from net investment income.

The fund designates 80% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2926 and $0.0196 for the dividend paid December 7, 2015.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Series Global ex U.S. Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee rate from 0.25% to 0.20%. The Board considered that the chart reflects the fund's lower management fee rate for 2011, as if the lower fee were in effect for the entire year.

The Board considered that, at its July 2016 meeting, it ratified (i) an amended and restated management contract for the fund (effective August 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Total International Index Fund Institutional Class and Institutional Premium Class Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

% of fund's net assets
Nestle SA (Switzerland, Food Products)	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.5
7.1

Top Market Sectors as of October 31, 2016

% of fund's net assets
Financials	21.2
Industrials	11.1
Consumer Discretionary	10.9
Consumer Staples	9.7
Information Technology	8.6
Materials	7.6
Health Care	6.9
Energy	6.0
Real Estate	3.0
Telecommunication Services	4.1

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	16.8%
United Kingdom	10.5%
United States of America*	7.4%
Canada	6.9%
Germany	5.6%
France	5.6%
Switzerland	5.2%
Australia	4.6%
Korea (South)	3.2%
Other	34.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

% of fund's net assets
Stocks and Equity Futures	100.0

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 4.6%
360 Capital Industrial Fund	944	$1,767
Abacus Property Group unit	629	1,340
Adelaide Brighton Ltd.	1,539	6,263
AGL Energy Ltd.	1,796	26,204
ALS Ltd.	1,396	6,616
Altium Ltd.	159	948
Alumina Ltd.	6,151	7,393
Amcor Ltd.	2,976	33,278
AMP Ltd.	8,042	27,957
Ansell Ltd. (a)	415	6,847
APA Group unit	2,847	17,239
APN News & Media Ltd. (a)	329	671
APN News & Media Ltd. rights 11/17/16 (a)	126	27
APN Outdoor Group Ltd.	434	1,568
ARB Corp. Ltd.	163	2,115
Ardent Leisure Group unit	1,254	1,927
Aristocrat Leisure Ltd.	1,497	17,469
Asaleo Care Ltd.	2,008	2,230
ASX Ltd.	479	17,173
Aurizon Holdings Ltd.	5,668	21,041
Australia & New Zealand Banking Group Ltd.	7,521	159,336
Australian Agricultural Co. Ltd. (a)	732	972
Australian Pharmaceutical Industries Ltd.	718	1,038
Australian Worldwide Exploration Ltd. (a)	1,468	609
Automotive Holdings Group Ltd.	2,148	6,618
Bank of Queensland Ltd.	1,067	8,490
Bapcor Ltd.	568	2,217
Beach Energy Ltd.	2,457	1,355
Bega Cheese Ltd.	206	773
Bellamy's Australia Ltd.	88	761
Bendigo & Adelaide Bank Ltd.	1,241	10,507
BHP Billiton Ltd.	8,459	147,786
Blackmores Ltd.	40	3,410
BlueScope Steel Ltd.	1,391	8,253
Boral Ltd.	2,082	9,978
Brambles Ltd.	4,120	36,136
Breville Group Ltd.	593	4,177
Brickworks Ltd.	161	1,651
BT Investment Management Ltd.	556	3,912
BWP Trust	1,753	3,961
Caltex Australia Ltd.	639	14,937
Carsales.com Ltd.	935	7,582
Challenger Ltd.	1,330	10,886
Charter Hall Group unit	618	2,210
Charter Hall Retail REIT	574	1,812
Cimic Group Ltd.	242	5,447
Coca-Cola Amatil Ltd.	1,516	11,002
Cochlear Ltd.	172	16,742
Commonwealth Bank of Australia	4,426	247,094
Computershare Ltd.	1,181	9,478
Corporate Travel Managemnt Ltd.	81	1,171
Costa Group Holdings Ltd.	1,265	2,743
Cover-More Group Ltd.	1,777	1,926
Credit Corp. Group Ltd.	80	1,078
Cromwell Property Group unit	2,072	1,434
Crown Ltd.	838	6,942
CSL Ltd.	1,207	92,285
CSR Ltd.	1,657	4,613
DEXUS Property Group unit	3,026	20,579
Dominos Pizza Enterprises Ltd.	150	7,331
Downer Edi Ltd.	1,354	6,005
DUET Group	6,015	10,890
DuluxGroup Ltd.	1,382	6,770
Eclipx Group Ltd.	381	1,116
Estia Health Ltd.	322	656
Evolution Mining Ltd.	3,197	5,496
FKP Property Group unit	1,141	2,795
Flexigroup Ltd.	574	982
Flight Centre Travel Group Ltd.	170	4,380
Folkestone Education Trust	882	1,664
Fortescue Metals Group Ltd.	3,798	15,890
G8 Education Ltd.	1,121	2,695
Galaxy Resources Ltd. (a)	3,205	853
Gateway Lifestyle Holdings Pty Ltd. unit	671	1,184
Genworth Mortgage Insurance Ltd.	445	1,036
Goodman Group unit	5,084	26,260
GrainCorp Ltd.	632	4,038
Growthpoint Properties Australia Ltd.	1,264	2,990
GUD Holdings Ltd.	280	2,023
GWA Group Ltd.	481	1,046
Hansen Technologies Ltd.	568	1,776
Harvey Norman Holdings Ltd.	1,322	5,079
Healthscope Ltd.	4,656	7,827
IDP Education Ltd.	452	1,558
Iluka Resources Ltd.	1,165	5,113
Incitec Pivot Ltd.	4,234	9,501
Independence Group NL	1,384	4,474
Insurance Australia Group Ltd.	6,227	26,100
Investa Office Fund unit	1,455	4,693
Invocare Ltd.	256	2,545
IOOF Holdings Ltd.	960	5,988
IPH Ltd.	231	1,028
Iress Ltd.	225	1,943
Isentia Group Ltd.	362	969
Japara Healthcare Ltd.	589	842
JB Hi-Fi Ltd.	326	7,040
John Fairfax Holdings Ltd.	7,707	4,837
Karoon Gas Australia Ltd. (a)	1,197	2,094
Lendlease Group unit	1,278	13,144
Link Administration Holdings Ltd.	906	4,962
Macquarie Atlas Roads Group unit	1,654	5,939
Macquarie Group Ltd.	791	48,017
Magellan Financial Group Ltd.	351	5,685
Mantra Group Ltd.	826	2,067
Mayne Pharma Group Ltd. (a)	3,541	4,418
McMillan Shakespeare Ltd.	338	2,785
Medibank Private Ltd.	7,818	15,344
Metals X Ltd. (a)	1,784	1,873
Metcash Ltd. (a)	2,677	4,052
Mineral Resources Ltd.	372	3,274
Mirvac Group unit	9,179	14,593
Monadelphous Group Ltd.	145	1,028
Myer Holdings Ltd.	929	830
MYOB Group Ltd.	973	2,739
Nanosonics Ltd. (a)	455	1,201
National Australia Bank Ltd.	6,819	145,242
National Storage (REIT) unit	1,500	1,655
Navitas Ltd.	441	1,758
Newcrest Mining Ltd. (a)	2,070	35,524
NEXTDC Ltd. (a)	979	2,741
Nine Entertainment Co. Holdings Ltd.	1,288	843
Northern Star Resources Ltd.	1,470	4,652
Nufarm Ltd.	361	2,433
oOh!media Ltd.	510	1,657
Orica Ltd.	1,103	13,668
Origin Energy Ltd.	5,000	20,349
Orocobre Ltd. (a)	320	932
Orora Ltd.	3,106	6,852
OZ Minerals Ltd.	732	3,731
Pact Group Holdings Ltd.	727	3,633
Perpetual Trustees Australia Ltd.	271	9,326
Pilbara Minerals Ltd. (a)	2,456	972
Platinum Asset Management Ltd.	690	2,619
Premier Investments Ltd.	182	1,965
Primary Health Care Ltd.	2,294	6,701
Programmed Maintenance Services Ltd.	641	700
Qantas Airways Ltd.	1,483	3,452
QBE Insurance Group Ltd.	3,612	27,449
Qube Holdings Ltd.	3,416	5,795
Ramsay Health Care Ltd.	405	22,601
RCG Corp. Ltd.	1,212	1,341
realestate.com.au Ltd.	139	5,407
Regis Healthcare Ltd.	290	869
Regis Resources Ltd.	1,344	3,323
Retail Food Group Ltd.	224	1,154
Rio Tinto Ltd.	1,174	48,386
SAI Global Ltd.	452	1,609
Sandfire Resources NL	247	977
Santos Ltd.	3,860	10,483
Saracen Mineral Holdings Ltd. (a)	1,237	1,049
Scentre Group unit	13,963	44,717
SEEK Ltd.	1,169	13,019
Select Harvests Ltd.	193	899
Seven Group Holdings Ltd.	162	1,120
Shopping Centres Australasia Property Group unit	1,292	2,152
Sigma Pharmaceuticals Ltd.	3,038	3,074
Sims Metal Management Ltd.	312	2,378
Sirtex Medical Ltd.	100	2,123
Sonic Healthcare Ltd.	1,250	19,483
South32 Ltd.	14,435	28,220
Southern Cross Media Group Ltd.	1,495	1,638
SP AusNet	4,824	5,504
Spark Infrastructure Group unit	4,310	7,279
Spotless Group Holdings Ltd.	3,567	2,713
St Barbara Ltd. (a)	1,453	2,907
Steadfast Group Ltd.	1,394	2,269
Stockland Corp. Ltd. unit	5,606	18,849
Suncorp Group Ltd.	3,452	31,432
Super Retail Group Ltd.	419	3,124
Sydney Airport unit	2,707	12,891
Syrah Resources Ltd. (a)	718	1,966
Tabcorp Holdings Ltd.	2,085	7,677
Tatts Group Ltd.	3,684	11,378
Technology One Ltd.	730	3,126
Telstra Corp. Ltd.	10,924	41,314
TFS Corp. Ltd.	775	825
The GPT Group unit	4,197	14,878
The Star Entertainment Group Ltd.	1,916	7,273
TPG Telecom Ltd.	927	5,331
Transpacific Industries Group Ltd.	4,809	4,244
Transurban Group unit	5,415	42,798
Treasury Wine Estates Ltd.	2,025	16,544
Vicinity Centers unit	8,050	17,575
Village Roadshow Ltd.	338	1,309
Vocus Communications Ltd.	1,335	5,799
Wesfarmers Ltd.	2,887	90,064
West Australian Newspapers Holdings Ltd.	1,674	866
Western Areas NL	424	797
Westfield Corp. unit (a)	5,165	34,968
Westpac Banking Corp.	8,627	199,499
Whitehaven Coal Ltd. (a)	1,514	3,490
Woodside Petroleum Ltd.	2,014	43,464
Woolworths Ltd.	3,329	59,891
WorleyParsons Ltd.	593	3,834

TOTAL AUSTRALIA		2,629,981

Austria - 0.2%
ams AG	146	4,094
Andritz AG	244	12,763
Buwog-Gemeinnuetzige Wohnung	244	5,897
CA Immobilien Anlagen AG	225	4,085
Conwert Immobilien Invest Se	94	1,668
DO & CO Restaurants & Catering AG	14	1,083
Erste Group Bank AG	820	25,753
EVN AG	299	3,496
IMMOFINANZ Immobilien Anlagen AG	2,125	4,579
Lenzing AG	23	2,996
Oesterreichische Post AG	51	1,761
OMV AG	345	10,784
Raiffeisen International Bank-Holding AG (a)	338	5,540
RHI AG	40	1,007
S IMMO AG	135	1,449
Schoeller-Bleckmann Oilfield Equipment AG	18	1,275
UNIQA Insurance Group AG	208	1,341
Vienna Insurance Group AG	123	2,426
Voestalpine AG	264	9,340
Wienerberger AG	339	5,420
Zumtobel AG	61	1,071

TOTAL AUSTRIA		107,828

Bailiwick of Guernsey - 0.0%
Schroder (REIT) Ltd.	2,240	1,549
Standard Life Investment Property Income Trust Ltd.	929	964
Stobart Group Ltd.	475	943

TOTAL BAILIWICK OF GUERNSEY		3,456

Bailiwick of Jersey - 0.8%
Boohoo.Com PLC (a)	968	1,469
Centamin PLC	2,558	4,941
Experian PLC	2,437	46,921
Glencore Xstrata PLC (a)	32,222	98,599
Henderson Group PLC	2,940	8,338
Petrofac Ltd.	747	7,374
Randgold Resources Ltd.	249	22,113
Regus PLC	1,811	5,517
Shire PLC	2,377	134,212
UBM PLC	1,026	9,023
Wolseley PLC	694	36,110
WPP PLC	3,325	72,196

TOTAL BAILIWICK OF JERSEY		446,813

Belgium - 0.9%
Ablynx NV (a)	187	1,848
Ackermans & Van Haaren SA	61	8,474
Aedifica SA	57	4,730
Ageas	484	17,679
Agfa-Gevaert NV (a)	279	1,161
Anheuser-Busch InBev SA NV	2,076	238,262
Barco NV	86	6,760
Befimmo SCA Sicafi	65	3,787
Bekaert SA	119	5,293
Bpost SA	284	7,556
Cofinimmo SA	58	6,797
Colruyt NV	162	8,708
Compagnie D'entreprises CFE SA	34	3,745
D'ieteren SA	100	4,411
Econocom Group SA	91	1,354
Elia System Operator SA/NV	141	7,298
Euronav NV	475	3,723
EVS Broadcast Equipment SA	41	1,433
Fagron NV (a)	115	1,136
Galapagos Genomics NV (a)	106	6,450
Gimv NV	30	1,614
Groupe Bruxelles Lambert SA	187	16,086
Ion Beam Applications SA	26	1,235
KBC Ancora (a)	130	4,932
KBC Groep NV	669	40,766
Kinepolis Group NV	37	1,664
Melexis NV	101	6,620
Nyrstar NV (a)	136	699
Ontex Group NV	239	7,227
Orange Belgium (a)	75	1,689
Proximus	358	10,249
Sofina SA	33	4,612
Solvay SA Class A	203	23,298
Telenet Group Holding NV (a)	200	10,706
Tessenderlo Chemie NV (a)	99	3,302
UCB SA	314	21,264
Umicore SA	230	13,985
Warehouses de Pauw	50	4,604

TOTAL BELGIUM		515,157

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	4,000	836
Alibaba Health Information Technology Ltd. (a)	10,000	5,235
Alibaba Pictures Group Ltd. (a)	20,000	3,946
ARA Asset Management Ltd.	3,400	3,421
Beijing Enterprises Water Group Ltd.	12,000	8,711
BEP International Holdings Ltd.	50,000	3,288
Brightoil Petroleum Holdings Ltd.	10,000	2,888
Brilliance China Automotive Holdings Ltd.	8,000	9,500
Cafe de Coral Holdings Ltd.	2,000	7,066
Carnival Group International Holdings Ltd. (a)	40,000	4,745
Cheung Kong Infrastructure Holdings Ltd.	2,000	16,388
China Gas Holdings Ltd.	4,000	6,096
China Innovative Finance Group Ltd. (a)	12,000	1,331
China Oil & Gas Group Ltd. (a)	40,000	3,043
China Resource Gas Group Ltd.	2,000	6,279
China Water Affairs Group Ltd.	6,000	4,363
Chow Sang Sang Holdings International Ltd.	2,000	3,533
Cosco Shipping Ports Ltd.	4,000	3,971
Credicorp Ltd. (United States)	197	29,290
Digital China Holdings Ltd. (H Shares)	2,000	1,676
Digital Domain Holdings Ltd. (a)	20,000	1,573
Esprit Holdings Ltd. (a)	7,500	6,189
FDG Electric Vehicles Ltd. (a)	25,000	1,306
First Pacific Co. Ltd.	4,000	3,030
Frontline Ltd.	119	873
GCL New Energy Holdings Ltd. (a)	32,000	1,919
Global Brands Group Holding Ltd. (a)	12,000	1,362
GOME Electrical Appliances Holdings Ltd.	43,000	5,434
Great Eagle Holdings Ltd.	1,000	4,442
Haier Electronics Group Co. Ltd.	5,000	8,072
Hiscox Ltd.	698	8,723
Hoegh LNG Holdings Ltd.	93	974
Hongkong Land Holdings Ltd.	3,000	20,100
Hopson Development Holdings Ltd.	2,000	1,805
Huabao International Holdings Ltd. (a)	7,000	2,627
Hybrid Kinetic Group Ltd. (a)	38,000	1,102
Jardine Matheson Holdings Ltd.	700	42,637
Johnson Electric Holdings Ltd.	500	1,209
K Wah International Holdings Ltd.	2,024	1,099
Kerry Logistics Network Ltd.	2,000	2,656
Kerry Properties Ltd.	3,000	9,496
Kunlun Energy Co. Ltd.	16,000	12,110
Lancashire Holdings Ltd.	771	6,578
Li & Fung Ltd.	12,000	5,911
Luk Fook Holdings International Ltd.	1,000	2,933
Luye Pharma Group Ltd.	4,500	3,029
Man Wah Holdings Ltd.	3,600	2,391
Nan Hai Corp. Ltd. (a)	100,000	3,288
Nine Dragons Paper (Holdings) Ltd.	6,000	4,889
Noble Group Ltd. (a)	24,800	2,959
NWS Holdings Ltd.	5,000	8,858
Orient Overseas International Ltd.	500	1,873
Pacific Basin Shipping Ltd. (a)	9,000	1,346
PAX Global Technology Ltd.	2,000	1,251
Petra Diamonds Ltd.	1,479	2,750
Pou Sheng International (Holdings) Ltd.	3,000	940
Road King Infrastructure Ltd.	2,000	1,699
Seadrill Ltd. (a)	666	1,429
Shangri-La Asia Ltd.	2,000	2,200
Shenzhen International Holdings Ltd.	1,500	2,321
Sihuan Pharmaceutical Holdings Group Ltd.	20,000	4,797
Silverlake Axis Ltd. Class A	4,700	2,162
Sinopec Kantons Holdings Ltd.	6,000	2,824
Skyworth Digital Holdings Ltd.	4,098	2,653
SMI Corp. Ltd.	36,000	3,435
Stolt-Nielsen SA	172	2,113
Tai Fook Securities Group Ltd.	6,000	3,853
Town Health International Holdings Co. Ltd.	20,000	3,198
Vtech Holdings Ltd.	700	8,593
Yue Yuen Industrial (Holdings) Ltd.	2,000	7,620

TOTAL BERMUDA		362,237

Brazil - 1.0%
AES Tiete Energia SA unit	412	2,135
Aliansce Shopping Centers SA	600	3,154
Alupar Investimento SA unit	200	1,164
Ambev SA	12,300	72,559
Arezzo Industria e Comercio SA	300	2,779
B2W Companhia Global do Varejo (a)	500	2,456
Banco Bradesco SA	2,000	19,881
Banco do Brasil SA	2,200	20,187
Banco Santander SA (Brasil) unit	900	7,415
BB Seguridade Participacoes SA	1,800	18,124
BM&F BOVESPA SA	4,700	27,682
BR Malls Participacoes SA	1,700	6,806
Brasil Foods SA	1,700	28,440
CCR SA	2,300	12,502
Cetip SA - Mercados Organizado	200	2,811
Cia. Hering SA	400	2,426
Cielo SA	2,800	28,421
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	8,446
Companhia de Saneamento de Minas Gerais	100	1,044
Companhia Siderurgica Nacional SA (CSN) (a)	1,600	5,383
Cosan SA Industria e Comercio	400	5,378
CPFL Energia SA	500	3,794
Cyrela Brazil Realty SA	600	2,021
Drogasil SA	700	15,539
Duratex SA	600	1,620
Ecorodovias Infraestrutura e Logistica SA (a)	400	1,187
EDP Energias do Brasil SA	1,200	5,771
Embraer SA	2,000	10,746
ENGIE Brasil Energia SA	800	10,163
Equatorial Energia SA	500	8,919
Estacio Participacoes SA	700	4,059
Fibria Celulose SA	700	5,601
Fleury SA	100	1,324
Hypermarcas SA	800	6,707
Iguatemi Empresa de Shopping Centers SA	200	1,889
Iochpe-Maxion SA	300	1,523
JBS SA	2,000	6,084
Klabin SA unit	1,500	7,730
Kroton Educacional SA	3,700	18,430
Light SA	500	2,749
Linx SA	200	1,190
Localiza Rent A Car SA	400	4,966
Lojas Americanas SA	1,200	5,887
Lojas Renner SA	2,000	16,917
M. Dias Branco SA	100	4,270
Marfrig Global Foods SA (a)	700	1,248
MRV Engenharia e Participacoes SA	600	2,323
Multiplan Empreendimentos Imobiliarios SA	200	4,019
Multiplus SA	100	1,356
Natura Cosmeticos SA	500	4,803
Odontoprev SA	900	3,383
Petroleo Brasileiro SA - Petrobras (ON) (a)	6,600	38,541
Porto Seguro SA	500	4,742
Qualicorp SA	700	4,504
Rumo Logistica Operadora Multimodal SA (a)	2,200	4,921
Sao Martinho SA	200	3,983
Smiles SA	100	1,825
Sul America SA unit	700	4,226
Terna Participacoes SA unit	200	1,300
TIM Participacoes SA	2,400	6,662
Totvs SA	500	4,536
Ultrapar Participacoes SA	900	20,394
Vale SA	2,400	16,602
Valid Solucoes SA	100	937
Weg SA	1,300	7,168

TOTAL BRAZIL		565,752

Canada - 6.4%
Advantage Oil & Gas Ltd. (a)	624	4,210
Aecon Group, Inc.	292	3,775
AG Growth International, Inc.	30	1,043
Agnico Eagle Mines Ltd. (Canada)	545	27,679
Agrium, Inc.	330	30,294
AGT Food & Ingredients, Inc.	36	1,024
Aimia, Inc.	262	1,416
Air Canada (a)	145	1,368
Alacer Gold Corp. (a)	433	875
Alamos Gold, Inc.	666	5,224
Alaris Royalty Corp.	64	940
Algonquin Power & Utilities Corp. (a)	1,013	8,950
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,090	54,756
Allied Properties (REIT)	87	2,339
AltaGas Ltd.	433	10,714
Altus Group Ltd.	49	1,057
Amaya, Inc. (a)	369	4,941
ARC Resources Ltd.	835	14,175
Artis (REIT)	542	4,736
Asanko Gold, Inc. (a)	259	956
ATCO Ltd. Class I (non-vtg.)	193	6,766
Athabasca Oil Corp. (a)	1,036	973
ATS Automation Tooling System, Inc. (a)	146	1,252
AutoCanada, Inc.	108	1,775
B2Gold Corp. (a)	2,402	6,948
Badger Daylighting Ltd.	120	2,593
Bank of Montreal	1,602	101,951
Bank of Nova Scotia	2,998	161,109
Barrick Gold Corp.	3,133	55,125
Baytex Energy Corp. (a)	758	2,916
BCE, Inc.	278	12,631
Birchcliff Energy Ltd. (a)	662	4,215
BlackBerry Ltd. (a)	1,343	9,482
Boardwalk (REIT)	62	2,275
Bombardier, Inc. Class B (sub. vtg.) (a)	4,826	6,404
Bonavista Energy Corp.	378	1,234
Bonterra Energy Corp.	49	922
Boralex, Inc. Class A	416	5,967
Brookfield Asset Management, Inc. Class A	2,214	77,530
BRP, Inc. (a)	54	1,044
CAE, Inc.	974	13,681
Cameco Corp.	1,010	7,779
Canacol Energy Ltd. (a)	619	1,911
Canadian (REIT)	120	4,132
Canadian Apartment Properties (REIT) unit	179	3,913
Canadian Energy Services & Technology Corp.	767	3,025
Canadian Imperial Bank of Commerce	1,004	75,227
Canadian National Railway Co.	1,986	124,849
Canadian Natural Resources Ltd.	2,863	90,866
Canadian Pacific Railway Ltd.	386	55,179
Canadian Tire Ltd. Class A (non-vtg.)	195	18,955
Canadian Utilities Ltd. Class A (non-vtg.)	310	8,859
Canadian Western Bank, Edmonton	380	7,210
Canam Group, Inc. Class A (sub. vtg.)	221	1,485
Canfor Corp. (a)	160	1,775
Canfor Pulp Products, Inc.	239	1,807
Capital Power Corp.	154	2,371
Cara Operations Ltd.	92	1,823
Cardinal Energy Ltd.	144	981
Cascades, Inc.	143	1,349
CCL Industries, Inc. Class B	72	12,805
Celestica, Inc. (sub. vtg.) (a)	485	5,738
Cenovus Energy, Inc.	2,106	30,382
Centerra Gold, Inc.	362	1,830
CGI Group, Inc. Class A (sub. vtg.) (a)	589	27,977
China Gold International Resources Corp. Ltd. (a)	502	1,302
CI Financial Corp.	912	16,781
Cineplex, Inc.	230	8,745
Cogeco Communications, Inc.	63	2,938
Colliers International Group, Inc.	99	3,447
Cominar (REIT)	674	7,467
Computer Modelling Group Ltd.	175	1,294
Concordia International Corp. (a)	45	154
Constellation Software, Inc.	56	26,234
Corus Entertainment, Inc. Class B (non-vtg.)	411	3,392
Cott Corp.	412	5,403
Crescent Point Energy Corp.	1,646	19,598
Crew Energy, Inc. (a)	212	1,042
Descartes Systems Group, Inc. (a)	303	6,314
Detour Gold Corp. (a)	440	8,388
DH Corp.	318	4,116
Dollarama, Inc.	309	23,090
Dominion Diamond Corp.	147	1,249
Dorel Industries, Inc. Class B (sub. vtg.)	43	1,092
Dream Office (REIT)	68	847
ECN Capital Corp.	1,010	2,206
Eldorado Gold Corp. (a)	1,747	5,509
Element Financial Corp.	1,010	9,842
Empire Co. Ltd. Class A (non-vtg.)	623	8,974
Enbridge Income Fund Holdings, Inc.	184	4,670
Enbridge, Inc.	2,441	105,407
Encana Corp.	2,400	22,885
EnerCare, Inc.	168	2,427
Enerflex Ltd.	264	2,805
Enerplus Corp.	804	5,413
Enghouse Systems Ltd.	78	2,930
Ensign Energy Services, Inc.	216	1,303
Entertainment One Ltd.	1,097	3,118
Extendicare, Inc.	159	1,093
Fairfax Financial Holdings Ltd. (sub. vtg.)	64	32,778
Finning International, Inc.	573	10,663
First Capital Realty, Inc.	314	5,007
First Majestic Silver Corp. (a)	413	3,316
First Quantum Minerals Ltd.	1,945	18,474
FirstService Corp.	115	4,660
Fortis, Inc.	1,246	41,013
Fortuna Mines, Inc. (a)	274	1,873
Franco-Nevada Corp.	448	29,322
Freehold Royalties Ltd.	140	1,315
Genworth MI Canada, Inc.	79	1,716
George Weston Ltd.	118	9,616
Gibson Energy, Inc.	477	5,985
Gildan Activewear, Inc.	589	15,128
Goldcorp, Inc.	2,106	31,983
Granite Real Estate Investment Trust	188	5,915
Great Canadian Gaming Corp. (a)	88	1,462
Great-West Lifeco, Inc.	824	20,697
Guyana Goldfields, Inc. (a)	381	2,241
H&R REIT/H&R Finance Trust	289	4,915
Home Capital Group, Inc.	223	4,414
HudBay Minerals, Inc.	814	3,429
Hudson's Bay Co.	136	1,671
Husky Energy, Inc.	1,168	12,566
Hydro One Ltd.	376	6,860
IAMGOLD Corp. (a)	1,143	4,576
IGM Financial, Inc.	270	7,247
Imperial Oil Ltd.	784	25,426
Industrial Alliance Insurance and Financial Services, Inc.	285	11,036
Innergex Renewable Energy, Inc.	181	2,012
Intact Financial Corp.	367	24,948
Inter Pipeline Ltd.	877	18,183
Interfor Corp. (a)	234	2,619
Intertain Group Ltd. (a)	122	754
Intertape Polymer Group, Inc.	109	1,846
Ivanhoe Mines Ltd. (a)	1,988	3,098
Jean Coutu Group, Inc. Class A (sub. vtg.)	288	4,337
Just Energy Group, Inc.	193	1,013
Kelt Exploration Ltd. (a)	266	1,176
Keyera Corp.	488	14,648
Kinaxis, Inc. (a)	53	2,590
Kinross Gold Corp. (a)	3,187	12,379
Kirkland Lake Gold, Inc. (a)	116	804
Klondex Mines Ltd. (a)	197	1,085
Knight Therapeutics, Inc. (a)	772	5,134
Labrador Iron Ore Royalty Corp.	110	1,205
Laurentian Bank of Canada	52	1,922
Linamar Corp.	157	6,385
Loblaw Companies Ltd.	599	29,555
Lucara Diamond Corp.	737	2,082
Lundin Mining Corp. (a)	1,960	7,672
MacDonald Dettwiler & Associates Ltd.	143	8,185
MAG Silver Corp. (a)	223	3,272
Magna International, Inc. Class A (sub. vtg.)	1,062	43,603
Manitoba Telecom Services, Inc.	88	2,460
Manulife Financial Corp.	5,101	73,893
Maple Leaf Foods, Inc.	341	7,767
Martinrea International, Inc.	458	2,687
MEG Energy Corp. (a)	592	2,414
Methanex Corp.	271	9,850
Metro, Inc. Class A (sub. vtg.)	720	22,255
Milestone Apartments (REIT)	382	5,138
Morneau Shephell, Inc.	101	1,509
MTY Food Group, Inc.	46	1,660
Mullen Group Ltd.	197	2,730
National Bank of Canada	926	33,055
Nevsun Resources Ltd.	332	963
New Flyer Industries, Inc.	78	2,181
New Gold, Inc. (a)	1,350	5,324
Norbord, Inc.	120	2,823
North West Co., Inc.	85	1,622
Northland Power, Inc.	400	7,157
Novagold Resources, Inc. (a)	827	4,137
NuVista Energy Ltd. (a)	807	4,103
OceanaGold Corp.	1,596	4,879
Onex Corp. (sub. vtg.)	228	14,748
Open Text Corp.	369	22,911
Osisko Gold Royalties Ltd.	286	3,011
Painted Pony Petroleum Ltd. (a)	153	938
Pan American Silver Corp.	338	5,418
Paramount Resources Ltd. Class A (a)	99	1,123
Parex Resources, Inc. (a)	495	5,694
Parkland Fuel Corp.	287	6,704
Pason Systems, Inc.	243	2,763
Pembina Pipeline Corp.	931	28,604
Pengrowth Energy Corp.	2,174	3,355
Penn West Petroleum Ltd.	1,521	2,427
Peyto Exploration & Development Corp.	467	11,998
Potash Corp. of Saskatchewan, Inc.	2,248	36,553
Power Corp. of Canada (sub. vtg.)	953	20,441
Power Financial Corp.	690	16,307
PrairieSky Royalty Ltd.	583	12,679
Precision Drilling Corp.	1,093	4,873
Premier Gold Mines Ltd. (a)	303	637
Premium Brands Holdings Corp.	67	3,242
Pretium Resources, Inc. (a)	369	3,607
ProMetic Life Sciences, Inc. (a)	2,024	4,255
Quebecor, Inc. Class B (sub. vtg.)	223	6,258
Raging River Exploration, Inc. (a)	897	7,189
Restaurant Brands International, Inc.	546	24,273
Richmont Mines, Inc. (a)	208	1,969
RioCan (REIT)	432	8,400
Ritchie Brothers Auctioneers, Inc.	274	9,474
Rogers Communications, Inc. Class B (non-vtg.)	961	38,661
Royal Bank of Canada	3,681	229,977
Russel Metals, Inc.	144	2,292
Sandstorm Gold Ltd. (a)	198	952
Saputo, Inc.	687	24,688
Secure Energy Services, Inc.	557	3,414
SEMAFO, Inc. (a)	983	3,855
Seven Generations Energy Ltd. (a)	549	11,706
Shaw Communications, Inc. Class B	937	18,568
ShawCor Ltd. Class A	262	6,553
Shopify, Inc. Class A (a)	158	6,549
Sienna Senior Living, Inc.	154	1,834
Sierra Wireless, Inc. (a)	71	969
Silver Standard Resources, Inc. (a)	383	4,203
Silver Wheaton Corp.	1,111	26,771
Sleep Country Canada Holdings, Inc.	42	893
Smart (REIT)	162	4,040
SNC-Lavalin Group, Inc.	352	14,303
Spartan Energy Corp. (a)	448	1,042
Spin Master Corp. (a)	126	3,156
Stantec, Inc.	397	8,832
Stella-Jones, Inc.	153	5,430
Sun Life Financial, Inc.	1,599	53,515
Suncor Energy, Inc.	4,321	129,665
Superior Plus Corp.	280	2,493
Surge Energy, Inc.	1,014	2,071
Tahoe Resources, Inc.	761	9,123
Teck Resources Ltd. Class B (sub. vtg.)	1,547	33,401
TELUS Corp.	438	14,182
The Toronto-Dominion Bank	4,547	206,315
Thomson Reuters Corp.	947	37,321
TMX Group Ltd.	171	7,890
TORC Oil & Gas Ltd.	174	985
Torex Gold Resources, Inc. (a)	934	17,374
Toromont Industries Ltd.	249	7,314
Tourmaline Oil Corp. (a)	540	14,151
TransAlta Corp.	1,139	5,019
TransAlta Renewables, Inc.	366	4,041
TransCanada Corp.	2,080	94,161
Transcontinental, Inc. Class A	109	1,458
TransForce, Inc.	373	8,462
Tricon Capital Group, Inc.	172	1,121
Trilogy Energy Corp. (a)	272	1,460
Trinidad Drilling Ltd.	500	958
Turquoise Hill Resources Ltd. (a)	2,436	7,555
Uni-Select, Inc.	138	3,105
Uranium Participation Corp. (a)	545	1,512
Valeant Pharmaceuticals International, Inc. (Canada) (a)	888	15,842
Valener, Inc.	201	3,156
Veresen, Inc.	849	7,691
Vermilion Energy, Inc.	405	15,882
West Fraser Timber Co. Ltd.	188	6,436
Western Forest Products, Inc.	712	1,083
WestJet Airlines Ltd.	54	884
Westshore Terminals Investment Corp.	183	3,530
Whitecap Resources, Inc.	1,015	8,112
Winpak Ltd.	94	3,213
WSP Global, Inc.	264	8,552
Yamana Gold, Inc.	2,498	8,921
Yellow Pages Ltd./Canada (a)	99	1,604

TOTAL CANADA		3,633,483

Cayman Islands - 3.0%
21Vianet Group, Inc. ADR (a)	113	826
3SBio, Inc. (a)	3,000	2,998
500.com Ltd. sponsored ADR Class A (a)	144	2,439
51job, Inc. sponsored ADR (a)	37	1,258
58.com, Inc. ADR (a)	262	10,965
AAC Technology Holdings, Inc.	2,000	19,083
Agile Property Holdings Ltd.	4,000	2,223
Airtac International Group	1,000	7,977
Alibaba Group Holding Ltd. sponsored ADR (a)	2,948	299,782
Anta Sports Products Ltd.	3,000	8,665
ASM Pacific Technology Ltd.	900	8,686
Baidu.com, Inc. sponsored ADR (a)	703	124,333
Belle International Holdings Ltd.	19,000	11,514
Biostime International Holdings Ltd. (a)	500	1,230
Bitauto Holdings Ltd. ADR (a)	40	1,021
Casetek Holdings	1,000	3,219
Chailease Holding Co. Ltd.	2,000	3,464
Chaowei Power Holdings Ltd.	3,000	2,685
Cheetah Mobile, Inc. ADR (a)	125	1,338
Cheung Kong Property Holdings Ltd.	7,500	55,557
China Conch Venture Holdings Ltd.	5,500	10,283
China Dongxiang Group Co. Ltd.	6,000	1,168
China First Capital Group Ltd. (a)	2,000	2,540
China High Speed Transmission Equipment Group Co. Ltd.	3,000	3,114
China Huishan Dairy Holdings Co. Ltd.	15,000	5,570
China Liansu Group Holdings Ltd.	2,000	1,467
China LNG Group Ltd.	40,000	1,171
China Maple Leaf Educational Systems Ltd.	2,000	1,405
China Medical System Holdings Ltd.	4,000	6,251
China Mengniu Dairy Co. Ltd.	7,000	13,268
China Modern Dairy Holdings Ltd. (a)	12,000	2,615
China Regenerative Medicine International Ltd. (a)	75,000	2,563
China Resources Land Ltd.	10,000	24,937
China State Construction International Holdings Ltd.	4,000	5,849
China Wireless Technologies Ltd. (a)	8,000	1,393
ChinaSoft International Ltd. (a)	2,000	941
CIFI Holdings Group Co. Ltd.	4,000	1,181
CK Hutchison Holdings Ltd.	7,000	86,603
Cogobuy Group (a)	2,000	3,126
Country Garden Holdings Co. Ltd.	15,000	7,814
Credit China Holdings Ltd. (a)	72,000	8,727
CT Environmental Group Ltd.	4,000	1,124
Ctrip.com International Ltd. ADR (a)	998	44,062
Endeavour Mining Corp. (a)	105	2,051
ENN Energy Holdings Ltd.	2,000	9,413
Evergrande Real Estate Group Ltd.	12,000	7,938
Fang Holdings Ltd. ADR (a)	1,018	3,390
Freeman Fintech Corp. Ltd. (a)	20,000	1,367
Fu Shou Yuan International Group Ltd.	2,000	1,173
Fufeng Group Ltd.	2,000	846
GCL-Poly Energy Holdings Ltd.	46,000	6,228
Geely Automobile Holdings Ltd.	15,000	15,473
Goodbaby International Holdings Ltd.	4,000	1,934
Gourmet Master Co. Ltd.	1,000	8,976
Greatview Aseptic Pack Co. Ltd.	2,000	1,016
Greentown China Holdings Ltd. (a)	6,500	5,314
Haitian International Holdings Ltd.	2,000	4,126
Hengan International Group Co. Ltd.	2,000	15,924
HKBN Ltd.	2,000	2,360
Hopewell Highway Infrastructure Ltd.	2,000	1,070
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	1,212
Hutchison China Meditech Ltd. (a)	42	978
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,289
IGG, Inc.	3,000	2,193
iKang Healthcare Group, Inc. sponsored ADR (a)	134	2,437
Imax China Holding, Inc.	200	946
Intime Department Store Group Co. Ltd.	5,500	4,319
JD.com, Inc. sponsored ADR (a)	1,811	46,995
Kingboard Chemical Holdings Ltd.	2,000	5,918
Kingboard Laminates Holdings Ltd.	1,500	1,346
Kingdee International Software Group Co. Ltd. (a)	10,000	4,062
Kingsoft Corp. Ltd.	2,000	4,497
KWG Property Holding Ltd.	3,000	1,741
Lee & Man Paper Manufacturing Ltd.	5,000	3,759
Leyou Technologies Holdings Ltd. (a)	10,000	1,805
Li Ning Co. Ltd. (a)	2,000	1,429
Lifetech Scientific Corp. (a)	12,000	2,847
Lijun International Pharmaceutical Holding Ltd.	6,000	2,027
Longfor Properties Co. Ltd.	4,000	5,312
Melco Crown Entertainment Ltd. sponsored ADR	464	7,767
MGM China Holdings Ltd.	3,200	5,298
Minth Group Ltd.	2,000	7,117
Momo, Inc. ADR (a)	112	2,697
NetDragon WebSoft, Inc.	500	1,618
NetEase, Inc. ADR	204	52,426
New Oriental Education & Technology Group, Inc. sponsored ADR	377	18,899
Nexteer Auto Group Ltd.	3,000	3,953
Noah Holdings Ltd. sponsored ADR (a)	37	872
Nord Anglia Education, Inc. (a)	283	6,096
Pacific Textile Holdings Ltd.	2,000	2,522
Parade Technologies Ltd.	1,000	11,276
Phoenix Group Holdings	693	6,196
Phoenix Healthcare Group Ltd.	1,500	2,387
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	100	35
Qunar Cayman Islands Ltd. sponsored ADR (a)	114	3,371
Regina Miracle International Holdings Ltd.	2,000	2,048
Renhe Commercial Holdings Co. Ltd. (a)	42,000	1,089
Sands China Ltd.	6,000	26,110
Semiconductor Manufacturing International Corp. (a)	75,000	9,083
Shenzhou International Group Holdings Ltd.	2,000	13,268
Shimao Property Holdings Ltd.	6,000	8,030
Shui On Land Ltd.	7,500	1,857
SINA Corp. (a)	136	9,811
Sino Biopharmaceutical Ltd.	13,000	9,102
SITC International Holdings Co. Ltd.	3,000	1,776
SOHO China Ltd.	3,000	1,551
Sunac China Holdings Ltd.	3,000	2,054
Sunny Optical Technology Group Co. Ltd.	2,000	9,774
TAL Education Group ADR (a)	111	9,040
Tarena International, Inc. ADR	155	2,503
Tech Pro Technology Development Ltd. (a)	6,000	166
Tencent Holdings Ltd.	14,800	392,235
Tianneng Power International Ltd.	2,000	1,805
Tibet Water Resources Ltd.	3,000	1,118
Tingyi (Cayman Islands) Holding Corp.	8,000	8,634
Tongda Group Holdings Ltd.	10,000	2,643
Towngas China Co. Ltd.	2,000	1,127
TPK Holding Co. Ltd.	1,000	1,602
Truly International Holdings Ltd.	2,000	784
Value Partners Group Ltd.	1,000	957
Vinda International Holdings Ltd.	1,000	1,981
Vipshop Holdings Ltd. ADR (a)	1,177	16,090
Vision Fame International Holding Ltd. (a)	2,000	696
Want Want China Holdings Ltd.	16,000	9,758
Weibo Corp. sponsored ADR (a)	10	460
WH Group Ltd.	14,500	11,760
Wynn Macau Ltd.	4,000	6,138
Xinyi Glass Holdings Ltd.	4,000	3,440
Xinyi Solar Holdings Ltd.	4,000	1,485
Yeong Guan Energy Technology Group Co. Ltd.	1,000	3,933
Yingde Gases Group Co. Ltd.	2,500	1,009
YY, Inc. ADR (a)	89	4,278
Zhen Ding Technology Holding Ltd.	1,000	2,280
Zhongsheng Group Holdings Ltd. Class H	3,500	3,525

TOTAL CAYMAN ISLANDS		1,707,676

Chile - 0.3%
AES Gener SA	4,000	1,362
Aguas Andinas SA	4,299	2,839
Banco de Chile	67,015	7,998
Banco de Credito e Inversiones	180	9,191
Banco Santander Chile	125,687	7,036
CAP SA	271	1,892
Cencosud SA	3,150	10,269
Colbun SA	25,133	5,494
Compania Cervecerias Unidas SA	654	7,025
Compania de Petroleos de Chile SA (COPEC)	1,606	16,202
CorpBanca SA	513,007	4,645
E-CL SA	720	1,277
Empresa Nacional de Electricidad SA	7,980	5,474
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	256	2,743
Empresas CMPC SA	4,474	9,691
Endesa Americas SA	3,899	1,815
Enersis Chile SA	51,806	5,234
Enersis SA	51,279	8,674
Inversiones Aguas Metropolitanas SA	1,290	2,350
LATAM Airlines Group SA (a)	740	7,111
Parque Arauco SA	2,844	7,044
Ripley Corp. SA	2,460	1,538
S.A.C.I. Falabella	1,670	13,102
Sonda SA	653	1,350
Vina Concha y Toro SA	1,208	2,106

TOTAL CHILE		143,462

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	62,000	26,141
Air China Ltd. (H Shares)	6,000	3,946
Aluminum Corp. of China Ltd. (H Shares) (a)	10,000	3,713
Anhui Conch Cement Co. Ltd. (H Shares)	4,000	11,089
Anhui Gujing Distillery Co. Ltd. (B Shares)	500	1,944
AviChina Industry & Technology Co. Ltd. (H Shares)	3,000	2,039
Bank Communications Co. Ltd. (H Shares)	21,000	16,003
Bank of China Ltd. (H Shares)	208,000	93,332
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	6,290
BYD Co. Ltd. (H Shares)	1,500	9,864
Central China Securities Co. Ltd.	3,000	1,551
CGN Power Co. Ltd. (H Shares)	37,000	10,830
China BlueChemical Ltd. (H Shares)	6,000	1,160
China Cinda Asset Management Co. Ltd. (H Shares)	32,000	11,512
China CITIC Bank Corp. Ltd. (H Shares)	27,000	17,442
China Coal Energy Co. Ltd. (H Shares) (a)	3,000	1,702
China Communications Construction Co. Ltd. (H Shares)	13,000	14,315
China Communications Services Corp. Ltd. (H Shares)	4,000	2,378
China Construction Bank Corp. (H Shares)	223,000	163,320
China Cosco Holdings Co. Ltd. (H Shares) (a)	9,500	3,283
China Everbright Bank Co. Ltd. (H Shares)	5,000	2,282
China Galaxy Securities Co. Ltd. (H Shares)	8,500	8,088
China Life Insurance Co. Ltd. (H Shares)	20,000	49,515
China Longyuan Power Grid Corp. Ltd. (H Shares)	9,000	6,882
China Merchants Bank Co. Ltd. (H Shares)	10,000	24,395
China Minsheng Banking Corp. Ltd. (H Shares)	14,500	16,546
China National Building Materials Co. Ltd. (H Shares)	12,000	5,493
China Oilfield Services Ltd. (H Shares)	4,000	3,868
China Pacific Insurance (Group) Co. Ltd. (H Shares)	7,000	25,317
China Petroleum & Chemical Corp. (H Shares)	68,000	49,178
China Railway Construction Corp. Ltd. (H Shares)	6,500	8,146
China Railway Group Ltd. (H Shares)	12,000	9,284
China Shenhua Energy Co. Ltd. (H Shares)	10,000	20,811
China Shipping Container Lines Co. Ltd. (H Shares) (a)	6,000	1,261
China Southern Airlines Ltd. (H Shares)	4,000	2,249
China Telecom Corp. Ltd. (H Shares)	36,000	18,614
China Vanke Co. Ltd. (H Shares)	3,300	8,638
Chongqing Changan Automobile Co. Ltd. (B Shares)	2,600	3,973
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	4,000	2,398
CITIC Securities Co. Ltd. (H Shares)	5,500	12,198
CRRC Corp. Ltd. (H Shares)	11,000	9,985
Dazhong Transport Group Co. Ltd. (B Shares)	6,300	4,404
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	10,405
GF Securities Co. Ltd. (H Shares)	3,800	8,457
Great Wall Motor Co. Ltd. (H Shares)	9,000	8,785
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000	7,257
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,600	2,261
Haitong Securities Co. Ltd. (H Shares)	7,200	12,774
Hangzhou Steam Turbine Co. Ltd. (a)	1,600	1,884
Huadian Power International Corp. Ltd. (H Shares)	28,000	12,022
Huaneng Power International, Inc. (H Shares)	8,000	4,917
Huaneng Renewables Corp. Ltd. (H Shares)	6,000	2,019
Huatai Securities Co. Ltd. (H Shares)	3,600	7,613
Industrial & Commercial Bank of China Ltd. (H Shares)	193,000	115,846
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	2,700	2,668
Jiangsu Expressway Co. Ltd. (H Shares)	2,000	2,723
Jiangxi Copper Co. Ltd. (H Shares)	3,000	3,543
Kama Co. Ltd. (a)	2,000	2,044
Lao Feng Xiang Co. Ltd. (B Shares)	600	2,046
New China Life Insurance Co. Ltd. (H Shares)	2,100	9,098
People's Insurance Co. of China Group (H Shares)	26,000	10,359
PetroChina Co. Ltd. (H Shares)	54,000	36,949
PICC Property & Casualty Co. Ltd. (H Shares)	12,000	19,434
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	13,500	71,281
Qingdao Port International Co. Ltd.	2,000	1,220
Shandong Airlines Co. Ltd.	1,300	2,995
Shandong Chenming Paper Holdings Ltd. (B Shares)	4,200	3,758
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	2,610
Shanghai Baosight Software Co. Ltd.	600	1,041
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	2,300	1,780
Shanghai Electric Group Co. Ltd. (H Shares) (a)	6,000	2,777
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	1,000	3,075
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	2,100	1,812
Shanghai Jin Jiang International Travel Co. Ltd.	1,000	3,701
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,080	1,679
Shanghai Pharma Holding Co. Ltd. (H Shares)	2,800	7,221
Shenzhen Expressway Co. (H Shares)	2,000	2,009
Sinopec Engineering Group Co. Ltd. (H Shares)	3,500	3,096
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	12,000	6,127
Sinopharm Group Co. Ltd. (H Shares)	3,200	15,576
Sinotrans Ltd. (H Shares)	3,000	1,416
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,000	1,826
TravelSky Technology Ltd. (H Shares)	2,000	4,276
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	7,994
Weichai Power Co. Ltd. (H Shares)	2,000	3,022
Yanzhou Coal Mining Co. Ltd. (H Shares)	6,000	4,448
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,500	1,516
Zhejiang Expressway Co. Ltd. (H Shares)	6,000	6,290
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,000	9,696
Zijin Mining Group Co. Ltd. (H Shares)	18,000	5,663
ZTE Corp. (H Shares)	9,000	12,394

TOTAL CHINA		1,168,782

Colombia - 0.1%
Almacenes Exito SA	564	2,814
Cementos Argos SA	1,064	4,211
Cemex Latam Holdings SA (a)	300	1,115
Corporacion Financiera Colombiana SA	247	3,062
Ecopetrol SA (a)	14,067	6,129
Grupo de Inversiones Suramerica SA	645	8,319
Interconexion Electrica SA ESP	1,000	3,322
Inversiones Argos SA	1,204	7,808

TOTAL COLOMBIA		36,780

Curacao - 0.0%
Sapiens International Corp. NV	128	1,756
Cyprus - 0.0%
ADO Properties SA	92	3,352
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	418	7,878
Komercni Banka A/S	208	7,619
Philip Morris CR A/S (a)	3	1,482
Telefonica Czech Rep A/S	109	1,000

TOTAL CZECH REPUBLIC		17,979

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	11	16,096
Series B	17	26,076
ALK-Abello A/S	14	1,893
Alm. Brand A/S	262	1,972
Ambu A/S Series B	85	4,403
Bang & Olufsen A/S Series B (a)	152	1,682
Bavarian Nordic A/S (a)	84	2,851
Carlsberg A/S Series B	259	23,355
Christian Hansen Holding A/S	238	14,254
Coloplast A/S Series B	343	23,894
Dampskibsselskabet NORDEN A/S (a)	72	1,025
Danske Bank A/S	1,690	52,178
Det Forenede Dampskibs-Selskab (DFDS) A/S	96	4,640
DSV de Sammensluttede Vognmaend A/S	496	24,039
FLSmidth & Co. A/S	166	6,032
Genmab A/S (a)	139	22,935
GN Store Nord A/S	408	8,273
ISS Holdings A/S	386	15,176
Jyske Bank A/S (Reg.)	204	9,258
Matas A/S	100	1,941
NKT Holding A/S	75	5,052
Novo Nordisk A/S Series B	5,033	179,303
Novozymes A/S Series B	619	22,994
Pandora A/S	289	37,619
Per Aarsleff Holding A/S	44	1,039
Rockwool International A/S Series B	24	4,017
Royal Unibrew A/S	137	6,409
Scandinavian Tobacco Group A/S	66	1,143
Schouw & Co.	18	1,144
SimCorp A/S	129	7,130
Spar Nord Bank A/S	267	2,680
Sydbank A/S	224	7,005
TDC A/S	1,986	10,959
Topdanmark A/S (a)	201	5,414
Tryg A/S	467	9,125
Vestas Wind Systems A/S	597	47,887
William Demant Holding A/S (a)	272	5,066

TOTAL DENMARK		615,959

Egypt - 0.1%
Commercial International Bank SAE	1,955	11,294
Commercial International Bank SAE sponsored GDR	800	3,536
EFG-Hermes Holding SAE (a)	2,676	4,719
Global Telecom Holding (a)	4,632	2,488
Global Telecom Holding GDR (a)	1,000	2,050
Talaat Moustafa Group Holding	8,836	5,672

TOTAL EGYPT		29,759

Faroe Islands - 0.0%
Bakkafrost	132	5,537
Finland - 0.7%
Amer Group PLC (A Shares)	299	8,140
Atria PLC	200	2,196
Cargotec Corp. (B Shares)	69	2,831
Caverion Corp.	161	1,159
Citycon Oyj	973	2,281
Cramo Oyj (B Shares)	65	1,709
Elisa Corp. (A Shares)	341	11,492
F-Secure Oyj	458	1,619
Fortum Corp.	1,101	18,359
Huhtamaki Oyj	259	10,457
KCI Konecranes Oyj	141	4,806
Kemira Oyj	304	3,624
Kesko Oyj	164	8,152
Kone Oyj (B Shares)	862	39,677
M-real OYJ (B Shares)	682	3,919
Metso Corp.	290	7,609
Neste Oyj	337	14,550
Nokia Corp.	15,242	68,049
Nokian Tyres PLC	327	10,974
Oriola-KD Oyj	231	1,083
Orion Oyj (B Shares)	264	11,242
Outokumpu Oyj (A Shares) (a)	772	5,381
Outotec Oyj (a)	505	2,200
PK Cables OY	176	3,085
Ramirent Oyj	163	1,202
Sampo Oyj (A Shares)	1,140	52,228
Sanoma Corp.	109	1,021
Sponda Oyj	969	4,587
Stora Enso Oyj (R Shares)	1,562	14,772
Technopolis PLC	314	1,086
TietoEnator Oyj	181	4,965
UPM-Kymmene Corp.	1,375	31,999
Uponor Oyj	163	2,773
Valmet Corp.	385	5,718
Wartsila Corp.	376	16,263
YIT-Yhtyma OY	194	1,616

TOTAL FINLAND		382,824

France - 5.6%
Accor SA	416	15,794
Aeroports de Paris	78	7,878
Air France KLM (Reg.) (a)	236	1,440
Air Liquide SA	1,012	102,832
Akka Technologies SA	29	1,014
Albioma	200	3,304
Alstom SA (a)	522	14,022
Altamir	230	2,939
ALTEN	79	5,646
Altran Technologies SA	374	5,337
Arkema SA	171	16,215
Atos Origin SA	238	24,721
AXA SA	5,075	114,504
Beneteau SA	190	2,196
BIC SA	86	11,924
BNP Paribas SA	2,769	160,616
Boiron SA	16	1,353
Bollore Group	2,065	6,801
Bollore Group (a)	9	33
Bourbon Corp. (FR)	123	1,607
Bouygues SA	662	21,587
Bureau Veritas SA	614	11,600
Capgemini SA	444	36,789
Carrefour SA	1,458	38,244
Casino Guichard Perrachon SA	150	7,464
CEGID SA	15	1,050
Cellectis SA (a)	41	727
Christian Dior SA	136	26,238
CNP Assurances	402	6,966
Coface SA	163	1,056
Compagnie de St. Gobain	1,272	56,475
Compagnie Generale de Geophysique SA (a)	38	1,005
Compagnie Plastic Omnium	189	6,158
Credit Agricole SA	2,791	30,123
Danone SA	1,510	104,731
Dassault Systemes SA	362	28,667
DBV Technologies SA (a)	26	1,793
Edenred SA	512	11,862
EDF SA	736	8,249
Eiffage SA	163	12,067
Elior SA	347	7,792
Elis SA	388	6,449
Engie	3,783	54,547
Essilor International SA	533	59,914
Etablissements Maurel & Prom (a)	222	977
Euler Hermes SA	61	5,293
Eurazeo SA	203	11,684
Europcar Groupe SA (a)	149	1,385
Eutelsat Communications	451	9,456
Faiveley Transport	25	2,727
Faurecia SA	185	6,805
Fonciere des Regions	88	7,692
Gaztransport et Technigaz SA	35	1,183
Gecina SA	122	17,785
Genfit (a)	40	749
Groupe Eurotunnel SA	1,356	12,699
Groupe FNAC SA (a)	50	3,409
Guerbet	15	891
Havas SA	622	5,060
Hermes International SCA	68	27,552
ICADE	102	7,332
ID Logistics Group (a)	10	1,411
Iliad SA	64	13,426
Imerys SA	105	7,303
Ingenico SA	159	12,585
Interparfums SA	95	2,725
Ipsen SA	133	9,192
Ipsos SA	114	3,723
JCDecaux SA	196	5,993
Kering SA	192	42,586
Klepierre SA	541	22,131
Korian	126	3,860
L'Oreal SA	626	112,047
Lagardere S.C.A. (Reg.)	351	8,939
Legrand SA	715	40,414
LVMH Moet Hennessy - Louis Vuitton SA	707	128,717
M6 Metropole Television SA	274	4,775
Marie Brizard Wine & Spirits SA (a)	69	1,173
Mercialys SA	110	2,279
Michelin CGDE Series B	460	49,805
Natixis SA	2,684	13,568
Naturex SA (a)	13	1,180
Neopost SA	80	2,422
Nexans SA (a)	87	4,945
Nexity	102	5,122
Orange SA	5,094	80,147
Orpea	122	10,157
Pernod Ricard SA	548	65,180
Peugeot Citroen SA (a)	1,232	18,454
Publicis Groupe SA	518	35,540
Rallye SA	134	2,426
Remy Cointreau SA	92	7,463
Renault SA	512	44,464
Rexel SA	831	11,526
Rubis	100	9,120
Safran SA	821	56,445
Sanofi SA	3,027	235,558
Sartorius Stedim Biotech	70	4,720
Schneider Electric SA	1,453	97,714
SCOR SE	407	13,180
SEB SA	56	8,241
SFR Group SA	268	7,220
Societe Generale Series A	1,978	77,157
Sodexo SA	244	28,339
Sopra Steria Group	36	3,662
SPIE SA	319	6,034
SR Teleperformance SA	167	17,649
Suez Environnement SA	987	15,629
Tarkett SA	36	1,282
Technicolor SA	945	5,525
Technip SA	265	17,576
Television Francaise 1 SA	464	4,278
Thales SA	264	24,857
The Lisi Group	85	2,516
The Vicat Group	32	2,012
Total SA	5,783	277,034
Trigano SA	49	3,467
Ubisoft Entertainment SA (a)	233	7,929
Unibail-Rodamco	252	59,816
Valeo SA	609	35,098
Vallourec SA (a)	1,133	5,567
Veolia Environnement SA	1,137	24,840
Vilmorin & Cie	17	1,022
VINCI SA	1,273	92,203
Virbac SA (a)	7	1,114
Vivendi SA	2,975	60,216
Wendel SA	132	15,186
Worldline SA (Reg. S) (a)(b)	99	2,721
Zodiac Aerospace	595	14,481

TOTAL FRANCE		3,179,494

Germany - 5.2%
Aareal Bank AG	216	7,793
adidas AG	479	78,697
ADLER Real Estate AG (a)	111	1,626
Aixtron AG (a)	417	2,065
Allianz SE	1,168	182,330
alstria office REIT-AG	434	5,600
Amadeus Fire AG	22	1,768
AURELIUS AG	69	4,111
Aurubis AG	98	5,098
Axel Springer Verlag AG	208	10,415
BASF AG	2,333	205,652
Bayer AG	2,166	215,061
Bayerische Motoren Werke AG (BMW)	823	71,707
BayWa AG	32	1,074
Bechtle AG	62	6,517
Beiersdorf AG	252	22,186
Bertrandt AG	14	1,492
Bijou Brigitte Modische Accessoires AG	21	1,245
Bilfinger Berger AG (a)	133	4,686
Brenntag AG	439	23,467
CANCOM AG	29	1,317
Capital Stage AG	315	2,248
Carl Zeiss Meditec AG	92	3,308
CENTROTEC Sustainable AG	123	2,019
Commerzbank AG	2,765	18,779
CompuGroup Medical AG	33	1,461
Continental AG	278	53,268
Covestro AG	194	11,466
CTS Eventim AG	203	7,294
Daimler AG (Germany)	2,437	173,648
Deutsche Bank AG (a)	3,676	53,085
Deutsche Borse AG (a)	502	39,060
Deutsche EuroShop AG	220	9,503
Deutsche Lufthansa AG	576	7,363
Deutsche Pfandbriefbank AG	294	3,020
Deutsche Post AG	2,460	76,234
Deutsche Telekom AG	8,068	131,631
Deutsche Wohnen AG (Bearer)	895	29,199
Deutz AG	219	1,082
DIC Asset AG	191	1,832
Draegerwerk AG & Co. KGaA	22	1,403
Drillisch AG	101	4,612
Duerr AG	95	7,081
E.ON AG	5,218	38,218
ElringKlinger AG	62	960
Evonik Industries AG	380	11,872
Evotec OAI AG (a)	197	1,082
Fraport AG Frankfurt Airport Services Worldwide	140	8,310
Freenet AG	349	10,001
Fresenius Medical Care AG & Co. KGaA	575	46,836
Fresenius SE & Co. KGaA	1,043	76,987
GEA Group AG	495	19,141
Gerresheimer AG	119	8,976
GESCO AG	34	2,718
Gildemeister AG	106	4,852
Grammer AG	44	2,513
Grenkeleasing AG	24	4,178
Hamborner (REIT) AG	133	1,315
Hamburger Hafen und Logistik AG	69	1,099
Hannover Reuck SE	156	17,390
HeidelbergCement Finance AG	374	35,374
Heidelberger Druckmaschinen AG (a)	503	1,336
Henkel AG & Co. KGaA	190	20,920
Hochtief AG	50	6,825
Hugo Boss AG	155	9,734
INDUS Holding AG	33	1,946
Infineon Technologies AG	2,985	53,686
Innogy SE	400	15,884
Jenoptik AG	90	1,543
K&S AG	580	11,734
KION Group AG	166	10,026
Kloeckner & Co. AG (a)	130	1,623
Koenig & Bauer AG (a)	22	1,033
Krones AG	48	4,892
KUKA AG	39	3,118
KWS Saat AG	3	981
Lanxess AG	240	15,368
LEG Immobilien AG	163	13,749
LEONI AG	118	4,480
Linde AG	478	78,866
MAN SE	97	9,920
Merck KGaA	326	33,518
Metro AG	443	13,271
Morphosys AG (a)	77	3,409
MTU Aero Engines Holdings AG	139	14,508
Muenchener Rueckversicherungs AG	402	78,052
Nemetschek Se	39	2,432
Nordex Se (a)	152	3,997
NORMA Group AG	138	6,350
Open Business Club AG	6	1,221
OSRAM Licht AG	217	12,304
Patrizia Immobilien AG	93	1,922
Pfeiffer Vacuum Technology AG	15	1,361
ProSiebenSat.1 Media AG	640	27,583
Rational AG	11	5,706
Rheinmetall AG	122	8,452
Rhoen-Klinikum AG	272	7,571
RIB Software AG	115	1,557
RWE AG (a)	1,210	19,207
Salzgitter AG	133	4,365
SAP AG	2,527	222,627
Schaeffler AG	459	6,943
SGL Carbon AG (a)	77	960
Siemens AG	1,962	222,917
Sixt AG	91	5,514
SLM Solutions Group AG (a)	43	1,421
SMA Solar Technology AG	29	744
Software AG (Bearer)	190	6,904
Stada Arzneimittel AG	188	9,412
STRATEC Biomedical Systems AG	16	913
Stroer Out-of-Home Media AG	87	3,966
Suedzucker AG (Bearer)	197	5,047
SURTECO SE	60	1,515
Symrise AG	339	23,262
TAG Immobilien AG	515	6,875
Takkt AG	115	2,724
Telefonica Deutschland Holding AG	1,756	6,807
Thyssenkrupp AG	1,000	23,152
TLG Immobilien AG	230	4,817
TUI AG	1,387	17,605
Uniper SE (a)	583	7,760
United Internet AG	387	15,884
Volkswagen AG	53	7,923
Vonovia SE	1,224	43,111
Vossloh AG (a)	38	2,306
Wacker Chemie AG	52	4,632
Wacker Construction Equipment AG	72	996
Wincor Nixdorf AG (a)	34	2,476
Wirecard AG	302	14,327
Wustenrot & Wurttembergische AG	99	1,967
Zalando SE (a)	207	9,087
Zooplus AG (a)	18	2,560

TOTAL GERMANY		2,985,929

Gibraltar - 0.0%
888 Holdings PLC	351	934
Greece - 0.1%
Alpha Bank AE (a)	3,635	6,225
EFG Eurobank Ergasias SA (a)	5,539	3,259
Ff Group (a)	72	1,725
Greek Organization of Football Prognostics SA	713	6,082
Hellenic Telecommunications Organization SA	740	6,783
Jumbo SA	319	4,535
Motor Oil (HELLAS) Corinth Refineries SA	141	1,689
Mytilineos Holdings SA	301	1,722
National Bank of Greece SA (a)	17,838	3,648
Piraeus Bank SA (a)	21,091	3,496
Public Power Corp. of Greece (a)	446	1,459
Titan Cement Co. SA (Reg.)	151	3,509

TOTAL GREECE		44,132

Hong Kong - 2.4%
AIA Group Ltd.	31,600	199,447
Bank of East Asia Ltd.	3,214	12,950
Beijing Enterprises Holdings Ltd.	1,000	5,003
BOC Hong Kong (Holdings) Ltd.	10,500	37,502
BYD Electronic International Co. Ltd.	1,000	789
Cathay Pacific Airways Ltd.	5,000	6,589
Champion (REIT)	4,000	2,275
China Agri-Industries Holdings Ltd. (a)	5,000	1,960
China Everbright International Ltd.	8,000	9,593
China Everbright Ltd.	2,000	3,920
China Jinmao Holdings Group Ltd.	6,000	1,656
China Merchants China Direct Investments Ltd.	2,000	2,935
China Merchants Holdings International Co. Ltd.	4,055	10,509
China Mobile Ltd.	16,000	183,302
China Overseas Land and Investment Ltd.	10,000	30,881
China Power International Development Ltd.	5,000	1,825
China Resources Beer Holdings Co. Ltd.	4,666	9,927
China Resources Power Holdings Co. Ltd.	4,000	6,798
China South City Holdings Ltd.	8,000	1,774
China Taiping Insurance Group Ltd. (a)	4,600	8,885
China Travel International Investment HK Ltd.	6,000	1,733
China Unicom Ltd.	18,000	21,132
CITIC Pacific Ltd.	15,000	21,546
CLP Holdings Ltd.	4,000	40,693
CNOOC Ltd.	48,000	60,397
CSPC Pharmaceutical Group Ltd.	12,000	12,440
Dah Sing Banking Group Ltd.	800	1,448
Dah Sing Financial Holdings Ltd.	400	2,718
Far East Horizon Ltd.	4,000	3,652
Fosun International Ltd.	8,000	11,615
Fushan International Energy Group Ltd.	12,000	2,599
Galaxy Entertainment Group Ltd.	6,000	24,640
Guangdong Investment Ltd.	8,000	12,089
Guotai Junan International Holdings Ltd.	3,000	1,149
GZI (REIT)	10,000	5,738
Hang Lung Properties Ltd.	6,000	13,245
Hang Seng Bank Ltd.	1,900	34,323
Henderson Land Development Co. Ltd.	3,000	17,774
HK Electric Investments & HK Electric Investments Ltd. unit	7,000	6,932
HKT Trust/HKT Ltd. unit	7,000	9,622
Hong Kong & China Gas Co. Ltd.	20,300	39,786
Hong Kong Exchanges and Clearing Ltd.	3,115	82,498
Hopewell Holdings Ltd.	3,000	10,522
Hysan Development Co. Ltd.	2,000	9,232
Lenovo Group Ltd.	20,000	12,842
Link (REIT)	6,500	46,347
Melco International Development Ltd.	3,000	3,922
Mmg Ltd. (a)	12,000	3,156
MTR Corp. Ltd.	4,000	22,152
New World Development Co. Ltd.	14,000	17,456
PCCW Ltd.	13,000	7,744
Poly Property Group Co. Ltd. (a)	9,000	2,855
Power Assets Holdings Ltd.	3,500	32,922
Prosperity (REIT)	13,000	5,615
Shanghai Industrial Holdings Ltd.	1,000	3,062
Shenzhen Investment Ltd.	10,000	4,371
Shun Tak Holdings Ltd.	22,000	7,432
Sino Land Ltd.	12,000	20,424
Sino-Ocean Group Holding Ltd.	4,500	1,874
Sinotrans Shipping Ltd. (a)	24,000	3,899
SJM Holdings Ltd.	6,000	4,154
Sun Art Retail Group Ltd.	8,000	5,642
Sun Hung Kai Properties Ltd.	4,000	59,725
Sunlight (REIT)	13,000	8,046
Swire Pacific Ltd. (A Shares)	1,500	15,599
Swire Properties Ltd.	3,000	8,626
Techtronic Industries Co. Ltd.	3,500	13,178
Television Broadcasts Ltd.	600	2,174
Wharf Holdings Ltd.	4,000	30,069
Wheelock and Co. Ltd.	2,000	12,352
Winteam Pharmaceutical Group Ltd.	6,000	3,071
Yuexiu Property Co. Ltd.	34,000	4,998

TOTAL HONG KONG		1,349,750

Hungary - 0.1%
Magyar Telekom PLC	3,994	6,603
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	121	7,785
OTP Bank PLC	690	19,381
Richter Gedeon PLC	548	11,778

TOTAL HUNGARY		45,547

India - 1.4%
ACC Ltd.	151	3,433
Adani Ports & Special Economic Zone	1,483	6,825
Aditya Birla Fashion and Retail Ltd. (a)	403	968
Aditya Birla Nuvo Ltd. (a)	52	1,074
AIA Engineering Ltd.	56	1,085
Ajanta Pharma Ltd.	34	1,041
Alembic Pharmaceuticals Ltd. (a)	109	1,104
Ambuja Cements Ltd.	813	2,942
Apollo Hospitals Enterprise Ltd.	219	4,399
Apollo Tyres Ltd. (a)	1,405	4,253
Arvind Mills Ltd.	780	4,842
Ashok Leyland Ltd. (a)	2,297	3,108
Asian Paints Ltd.	449	7,202
Aurobindo Pharma Ltd.	482	5,866
Axis Bank Ltd.	3,320	24,234
Bajaj Auto Ltd.	140	5,978
Bajaj Finance Ltd.	308	4,952
Balkrishna Industries Ltd.	173	2,754
Bayer CropScience Ltd. (a)	21	1,342
Berger Paints India Ltd.	998	3,851
Bharat Forge Ltd.	205	2,719
Bharat Heavy Electricals Ltd. (a)	1,099	2,289
Bharat Petroleum Corp. Ltd.	404	4,052
Bharti Airtel Ltd.	1,697	8,112
Bharti Infratel Ltd.	1,092	5,658
Biocon Ltd.	76	1,055
Blue Dart Express Ltd. (a)	43	3,277
Bosch Ltd. (a)	23	7,548
Cadila Healthcare Ltd.	647	4,102
Cairn India Ltd.	930	3,151
Canara Bank Ltd. (a)	248	1,166
CESC Ltd. GDR	328	3,090
Cipla Ltd. (a)	732	6,311
Coal India Ltd.	1,146	5,580
Container Corp. of India Ltd.	91	1,877
CRISIL Ltd.	32	1,053
Crompton Greaves Consumer Electricals Ltd.	850	2,341
Crompton Greaves Ltd. (a)	2,315	2,662
Cyient Ltd.	322	2,363
Dabur India Ltd.	740	3,234
Dalmia Bharat Ltd.	44	1,357
Dewan Housing Finance Corp. Ltd. (a)	238	1,171
Dish TV India Ltd. (a)	687	988
Divi's Laboratories Ltd.	241	4,624
Dr. Reddy's Laboratories Ltd. (a)	200	10,060
eClerx Services Ltd.	42	956
Edelweiss Financial Services Ltd. (a)	618	1,130
Eicher Motors Ltd.	22	7,922
Eveready Industries India Ltd. (a)	848	3,228
Exide Industries Ltd. (a)	427	1,253
Federal Bank Ltd. (a)	2,463	3,026
Finolex Cables Ltd.	407	2,688
GAIL India Ltd.	610	3,963
Ge Power India Ltd. (a)	330	2,540
Gillette India Ltd.	57	3,645
GlaxoSmithKline Consumer Healthcare Ltd.	27	2,461
Glenmark Pharmaceuticals Ltd. (a)	398	5,567
GMR Infrastructure Ltd. (a)	5,938	1,220
Godrej Consumer Products Ltd.	160	3,860
Godrej Industries Ltd. (a)	184	1,205
Great Eastern Shipping Co. Ltd.	242	1,354
Gruh Finance Ltd. (a)	212	1,060
Havells India Ltd.	537	3,277
HCL Technologies Ltd.	1,269	14,518
Hero Motocorp Ltd. (a)	74	3,718
Hindalco Industries Ltd. (a)	1,665	3,735
Hindustan Unilever Ltd.	1,422	17,832
Housing Development Finance Corp. Ltd.	2,740	57,166
ICICI Bank Ltd. (a)	1,799	7,487
Idea Cellular Ltd. (a)	2,440	2,787
Iifl Holdings Ltd. (a)	244	1,222
Indiabulls Housing Finance Ltd.	819	10,423
Indian Hotels Co. Ltd. (a)	685	1,186
Info Edge India Ltd.	238	3,218
Infosys Ltd.	3,276	48,949
Ipca Laboratories Ltd. (a)	338	3,089
IRB Infrastructure Developers Ltd.	395	1,390
ITC Ltd.	5,838	21,276
Jindal Steel & Power Ltd. (a)	1,808	2,040
JSW Steel Ltd. (a)	102	2,537
Jubilant Foodworks Ltd.	60	900
Jubilant Life Sciences Ltd. (a)	132	1,364
Kajaria Ceramics Ltd. (a)	126	1,173
Kansai Nerolac Paints Ltd. (a)	187	1,063
L&T Finance Holdings Ltd. (a)	707	1,134
Larsen & Toubro Ltd.	696	15,450
LIC Housing Finance Ltd.	619	5,408
Lupin Ltd.	408	9,103
Mahindra & Mahindra Financial Services Ltd. (a)	597	3,239
Mahindra & Mahindra Ltd.	966	18,997
Manappuram General Finance & Leasing Ltd.	1,665	2,550
Marico Ltd.	1,092	4,616
Maruti Suzuki India Ltd. (a)	227	19,997
MindTree Consulting Ltd.	213	1,392
Motherson Sumi Systems Ltd.	492	2,443
Mphasis BFL Ltd.	137	1,053
MRF Ltd.	3	2,157
Muthoot Finance Ltd. (a)	199	1,071
Natco Pharma Ltd. (a)	103	900
Nestle India Ltd.	32	3,351
NTPC Ltd.	2,095	4,782
Oil & Natural Gas Corp. Ltd.	1,530	6,581
Page Industries Ltd.	22	5,426
Persistent Systems Ltd.	117	1,131
Pfizer Ltd. (a)	47	1,287
PI Industries Ltd.	100	1,295
Piramal Enterprises Ltd.	131	3,485
Power Finance Corp. Ltd.	1,843	3,429
Rajesh Exports Ltd. (a)	160	1,147
Redington India Ltd.	688	1,083
Reliance Capital Ltd. (a)	586	4,566
Reliance Communication Ltd. (a)	5,693	3,994
Reliance Industries Ltd.	2,565	40,566
Reliance Infrastructure Ltd. (a)	273	2,223
Repco Home Finance Ltd. (a)	83	939
Rural Electrification Corp. Ltd.	1,550	3,135
Sadbhav Engineering Ltd. (a)	240	1,003
Sanofi India Ltd.	25	1,635
Shree Cement Ltd.	11	2,757
Shriram Transport Finance Co. Ltd.	238	3,853
Siemens India Ltd. (a)	256	4,543
Sintex Industries Ltd. (a)	1,300	1,748
SKF India Ltd. (a)	115	2,428
SKS Microfinance Ltd. (a)	197	2,606
State Bank of India	2,445	9,457
Strides Shasun Ltd. (a)	145	2,274
Sun Pharmaceutical Industries Ltd.	2,215	24,685
Sun TV Ltd.	146	1,197
Sundaram Finance Ltd.	109	2,241
Supreme Industries Ltd.	68	920
Suzlon Energy Ltd. (a)	4,835	1,098
Tata Communications Ltd.	372	3,543
Tata Consultancy Services Ltd.	905	32,543
Tata Global Beverages Ltd. (a)	2,784	5,841
Tata Motors Ltd. (a)	3,550	28,579
Tata Power Co. Ltd.	3,178	3,730
Tata Steel Ltd. (a)	615	3,738
Tech Mahindra Ltd.	400	2,612
The Karur Vysya Bank Ltd.	584	4,193
The Ramco Cements Ltd. (a)	120	1,106
Thermax Ltd. (a)	107	1,365
Titan Co. Ltd.	599	3,354
Tube Investments of India Ltd. (a)	309	2,890
Tvs Motor Co. Ltd.	219	1,330
Ultratech Cemco Ltd. (a)	37	2,209
United Spirits Ltd. (a)	141	4,757
UPL Ltd. (a)	698	7,302
Vedanta Ltd. (a)	1,525	4,632
Videocon Industries Ltd. (a)	1,566	2,445
Voltas Ltd. (a)	173	1,003
WABCO India Ltd. (a)	11	934
Whirlpool of India Ltd. (a)	200	3,373
Wipro Ltd.	1,037	7,208
Yes Bank Ltd. (a)	710	13,542
Zee Entertainment Enterprises Ltd.	832	6,490

TOTAL INDIA		827,615

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	13,700	898
PT Adaro Energy Tbk	40,700	4,944
PT AKR Corporindo Tbk	7,200	3,918
PT Aneka Tambang Tbk (a)	17,100	1,173
PT Astra International Tbk	54,300	34,229
PT Bank Central Asia Tbk	31,200	37,123
PT Bank CIMB Niaga Tbk (a)	328	24
PT Bank Danamon Indonesia Tbk Series A	11,000	3,254
PT Bank Mandiri (Persero) Tbk	25,200	22,197
PT Bank Negara Indonesia (Persero) Tbk	18,800	8,033
PT Bank Rakyat Indonesia Tbk	30,600	28,611
PT Bank Tabungan Negara Tbk	8,500	1,244
PT Bumi Serpong Damai Tbk	38,900	6,469
PT Charoen Pokphand Indonesia Tbk	18,600	5,274
PT Ciputra Development Tbk	32,900	3,984
PT Global Mediacom Tbk	14,600	951
PT Gudang Garam Tbk	1,300	6,765
PT Hanjaya Mandala Sampoerna Tbk	21,100	6,388
PT Hanson International Tbk (a)	188,500	2,023
PT Indo Tambangraya Megah Tbk	1,500	1,647
PT Indocement Tunggal Prakarsa Tbk	4,200	5,295
PT Indofood CBP Sukses Makmur Tbk	6,500	4,683
PT Indofood Sukses Makmur Tbk	10,700	6,970
PT Japfa Comfeed Indonesia Tbk	8,100	1,170
PT Jasa Marga Tbk	4,400	1,528
PT Kalbe Farma Tbk	59,800	7,975
PT Link Net Tbk	2,800	1,073
PT Lippo Karawaci Tbk	61,100	4,238
PT Matahari Department Store Tbk	7,600	10,499
PT Media Nusantara Citra Tbk	7,600	1,223
PT Pakuwon Jati Tbk	73,200	4,039
PT Pembangunan Perumahan Persero Tbk	11,000	3,473
PT Perusahaan Gas Negara Tbk Series B	27,400	5,376
PT Semen Gresik (Persero) Tbk	8,600	6,492
PT Sitara Propertindo Tbk (a)	49,100	2,446
PT Sugih Energy Tbk (a)	40,500	354
PT Summarecon Agung Tbk	31,500	3,983
PT Surya Citra Media Tbk	21,500	4,367
PT Tambang Batubara Bukit Asam Tbk	1,400	1,277
PT Telkomunikasi Indonesia Tbk Series B	130,900	42,336
PT Tower Bersama Infrastructure Tbk	8,300	3,801
PT Unilever Indonesia Tbk	3,900	13,293
PT United Tractors Tbk	4,500	7,458
PT Waskita Karya Persero Tbk	9,700	1,948
PT Wijaya Karya Persero Tbk	4,200	827
PT XL Axiata Tbk (a)	13,300	2,242

TOTAL INDONESIA		327,515

Ireland - 0.4%
Bank of Ireland (a)	77,080	16,500
C&C Group PLC	1,777	6,827
CRH PLC	2,221	72,103
DCC PLC (United Kingdom)	257	20,966
Glanbia PLC	446	7,266
Grafton Group PLC unit	659	4,011
Green REIT PLC	3,549	5,298
Greencore Group PLC	1,319	5,328
Hibernia (REIT) PLC	1,584	2,231
Irish Continental Group PLC unit	322	1,502
Irish Residential Properties REIT PLC	974	1,256
James Hardie Industries PLC CDI	1,106	16,515
Kerry Group PLC Class A	438	31,801
Kingspan Group PLC (Ireland)	384	9,400
Origin Enterprises PLC	227	1,408
Paddy Power PLC (Ireland)	197	20,393
Permanent Tsb Group Hld PLC (a)	637	1,734
Ryanair Holdings PLC sponsored ADR	73	5,482
Smurfit Kappa Group PLC	617	13,519
United Drug PLC (United Kingdom)	993	7,943

TOTAL IRELAND		251,483

Isle of Man - 0.1%
Gaming VC Holdings SA	679	5,789
Genting Singapore PLC	16,300	8,728
New Europe Property Investments PLC	703	8,668
Nostrum Oil & Gas LP (a)	410	1,761
Paysafe Group PLC (a)	1,250	6,625
Playtech Ltd.	679	7,713
Redefine International PLC	5,153	2,602

TOTAL ISLE OF MAN		41,886

Israel - 0.5%
Airport City Ltd. (a)	126	1,371
Alony Hetz Properties & Investments Ltd.	432	3,716
Azrieli Group	93	3,961
Bank Hapoalim BM (Reg.)	2,514	14,509
Bank Leumi le-Israel BM (a)	4,482	16,917
Bezeq The Israel Telecommunication Corp. Ltd.	6,696	12,166
Caesarstone Sdot-Yam Ltd. (a)	75	2,651
Cellcom Israel Ltd. (Israel) (a)	309	2,333
Check Point Software Technologies Ltd. (a)	353	29,850
CyberArk Software Ltd. (a)	28	1,309
Delek Group Ltd.	14	2,747
Elbit Systems Ltd. (Israel)	75	7,429
First International Bank of Israel	120	1,545
Frutarom Industries Ltd.	101	5,344
Gazit-Globe Ltd.	390	3,517
Harel Insurance Investments and Financial Services Ltd.	286	1,106
Israel Chemicals Ltd.	1,372	4,885
Israel Corp. Ltd. (Class A) (a)	8	1,193
Israel Discount Bank Ltd. (Class A) (a)	3,346	6,148
Ituran Location & Control Ltd.	60	1,596
Jerusalem Oil Exploration Ltd. (a)	29	1,277
Melisron Ltd.	33	1,400
Migdal Insurance & Financial Holdings Ltd.	2,273	1,502
Mizrahi Tefahot Bank Ltd.	596	7,768
NICE Systems Ltd.	148	9,826
Oil Refineries Ltd. (a)	2,892	1,021
Orbotech Ltd. (a)	171	4,685
Partner Communications Co. Ltd. (a)	203	947
Paz Oil Co. Ltd.	22	3,437
Plus500 Ltd.	108	818
Radware Ltd. (a)	101	1,365
Reit 1 Ltd.	493	1,486
Shikun & Binui Ltd.	1,469	2,550
Strauss Group Ltd.	86	1,354
Taro Pharmaceutical Industries Ltd. (a)	60	6,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,374	101,465
Tower Semiconductor Ltd. (a)	231	3,576
Wix.com Ltd. (a)	61	2,440

TOTAL ISRAEL		277,301

Italy - 1.2%
A2A SpA	4,655	6,342
ACEA SpA	193	2,500
Amplifon SpA	107	1,131
Anima Holding SpA	764	3,722
Ansaldo STS SpA	342	3,931
Assicurazioni Generali SpA	3,051	39,421
Astm SpA	118	1,274
Atlantia SpA	1,044	25,568
Autogrill SpA	415	3,460
Azimut Holding SpA	362	5,810
Banca Generali SpA	212	4,708
Banca IFIS SpA	46	1,331
Banca Mediolanum S.p.A.	796	5,505
Banca Monte dei Paschi di Siena SpA (a)	8,605	2,296
Banca Popolare dell'Emilia Romagna	1,433	6,723
Banca Popolare di Milano	13,281	6,088
Banca Popolare di Sondrio SCARL	1,886	6,294
Banco Popolare Societa Cooperativa	2,241	6,455
Beni Stabili SpA SIIQ	2,223	1,297
Brembo SpA	63	3,894
Brunello Cucinelli SpA	187	3,703
Buzzi Unicem SpA	288	5,602
Cerved Information Solutions SpA	633	5,097
Compagnie Industriali Riunite SpA (CIR)	1,763	1,966
Credito Emiliano SpA	217	1,222
Credito Valtellinese SC	2,631	1,156
Danieli & C. Officine Meccaniche SpA	93	1,736
Datalogic SpA	103	2,160
Davide Campari-Milano SpA	823	8,289
De Longhi SpA	169	3,955
DiaSorin S.p.A.	67	4,119
Digital Multimedia Technologies SpA (a)	36	1,699
Enel SpA	19,054	81,920
Eni SpA	6,559	95,186
ERG SpA	240	2,666
EXOR SpA	322	13,683
EXOR SpA rights (a)	247	0
FinecoBank SpA	724	4,228
Hera SpA	1,808	4,624
Industria Macchine Automatiche SpA (IMA)	31	1,918
Infrastrutture Wireless Italiane SpA (b)	744	3,520
Interpump Group SpA	263	4,221
Intesa Sanpaolo SpA	31,492	73,020
Intesa Sanpaolo SpA (Risparmio Shares)	4,362	9,424
Iren SpA	1,091	1,959
Italmobiliare SpA	33	1,565
Leonardo-Finmeccanica SpA (a)	1,122	13,672
Luxottica Group SpA	441	21,954
MARR SpA	64	1,179
Mediaset SpA	2,239	6,400
Mediobanca SpA	1,489	10,911
Moncler SpA	316	5,262
OVS	256	1,402
Piaggio & C SpA	1,051	1,834
Poste Italiane SpA	1,309	8,715
Prysmian SpA	463	11,522
Rai Way SpA	247	963
Recordati SpA	324	9,169
Reply SpA	8	1,006
Safilo Group SpA (a)	143	1,497
Saipem SpA (a)	15,222	6,266
Salini Impregilo SpA	369	1,029
Salvatore Ferragamo Italia SpA	137	3,352
Saras Raffinerie Sarde SpA	663	1,151
Snam Rete Gas SpA	6,407	33,774
Societa Cattolica Di Assicurazioni SCRL	257	1,554
Societa Iniziative Autostradali e Servizi SpA (SIAS)	122	1,142
Telecom Italia SpA (a)	17,075	14,843
Terna SpA	4,055	19,862
Tod's SpA	23	1,346
UniCredit SpA	13,902	34,490
Unione di Banche Italiane SCpA	2,694	7,429
Unipol Gruppo Finanziario SpA	1,545	4,725
Unipolsai SpA	3,247	6,202
YOOX SpA (a)	142	4,084
Zignago Vetro SpA	165	999

TOTAL ITALY		714,122

Japan - 16.8%
77 Bank Ltd.	1,000	4,529
ABC-MART, Inc.	100	6,093
Accordia Golf Co. Ltd.	200	2,022
ACOM Co. Ltd. (a)	1,000	4,615
Activia Properties, Inc.	2	9,726
Adastria Co. Ltd.	100	2,624
Adeka Corp.	300	4,548
Advance Residence Investment Corp.	3	8,393
Advantest Corp.	400	5,733
Aeon (REIT) Investment Corp.	2	2,428
AEON Co. Ltd.	1,700	23,554
AEON Financial Service Co. Ltd.	400	7,060
AEON MALL Co. Ltd.	200	2,975
Ai Holdings Corp.	100	2,463
Aica Kogyo Co. Ltd.	100	2,861
Aichi Steel Corp.	100	4,825
Aiful Corp. (a)	300	915
Ain Holdings, Inc.	100	6,761
Air Water, Inc.	1,000	18,757
Aisin Seiki Co. Ltd.	500	22,003
Ajinomoto Co., Inc.	1,400	31,192
Akita Bank Ltd.	1,000	3,357
Alfresa Holdings Corp.	500	10,594
All Nippon Airways Ltd.	3,000	8,445
Alpine Electronics, Inc.	200	2,670
Alps Electric Co. Ltd.	500	12,015
Amada Holdings Co. Ltd.	800	9,139
Amano Corp.	100	1,864
Anritsu Corp.	200	1,062
Aoyama Trading Co. Ltd.	100	3,528
Aozora Bank Ltd.	3,000	9,927
ARCS Co. Ltd.	100	2,516
Ariake Japan Co. Ltd.	100	5,597
Asahi Glass Co. Ltd.	3,000	21,026
Asahi Group Holdings	1,000	35,768
Asahi Holdings, Inc.	100	1,800
ASAHI INTECC Co. Ltd.	100	4,339
Asahi Kasei Corp.	3,000	27,114
Asatsu-DK, Inc.	200	5,559
Ashikaga Holdings Co. Ltd.	2,070	7,382
Asics Corp.	400	8,552
ASKUL Corp.	100	4,124
Astellas Pharma, Inc.	5,400	80,146
Autobacs Seven Co. Ltd.	100	1,425
Azbil Corp.	200	5,950
Bandai Namco Holdings, Inc.	500	15,019
Bank of Kyoto Ltd.	1,000	7,352
Benefit One, Inc.	100	2,899
Benesse Holdings, Inc.	200	5,250
Bic Camera, Inc.	400	3,452
Bridgestone Corp.	1,700	63,464
Brother Industries Ltd.	600	11,042
Calbee, Inc.	200	7,266
Calsonic Kansei Corp.	1,000	12,539
Canon Marketing Japan, Inc.	100	1,731
Canon, Inc.	2,700	77,566
Capcom Co. Ltd.	100	2,589
Casio Computer Co. Ltd.	700	9,785
Central Glass Co. Ltd.	1,000	4,100
Central Japan Railway Co.	400	68,142
Chiba Bank Ltd.	2,000	12,396
Chiyoda Corp.	1,000	8,744
Chubu Electric Power Co., Inc.	1,700	25,037
Chugai Pharmaceutical Co. Ltd.	600	20,483
Chugoku Electric Power Co., Inc.	700	8,197
Citizen Watch Co. Ltd.	900	5,072
CKD Corp.	300	3,748
Coca-Cola Central Japan Co. Ltd.	100	2,208
Coca-Cola West Co. Ltd.	200	5,922
cocokara fine HOLDINGS, Inc.	100	3,876
COLOPL, Inc.	100	1,443
Colowide Co. Ltd.	200	3,892
Comforia Residential REIT, Inc.	1	2,249
COMSYS Holdings Corp.	200	3,530
Concordia Financial Group Ltd. (a)	3,300	15,331
Cookpad, Inc.	100	953
Cosmo Energy Holdings Co. Ltd.	100	1,314
Credit Saison Co. Ltd.	500	8,658
CyberAgent, Inc.	300	8,739
CYBERDYNE, Inc. (a)	200	3,008
Dai Nippon Printing Co. Ltd.	2,000	20,101
Dai-ichi Mutual Life Insurance Co.	2,800	41,144
Daicel Chemical Industries Ltd.	800	10,558
Daido Steel Co. Ltd.	1,000	4,253
Daifuku Co. Ltd.	300	5,441
Daihen Corp.	1,000	5,807
Daiichi Sankyo Kabushiki Kaisha	1,500	36,130
Daiichikosho Co. Ltd.	100	4,353
Daikin Industries Ltd.	600	57,671
DaikyoNishikawa Corp.	100	1,293
Dainippon Sumitomo Pharma Co. Ltd.	400	6,946
Daio Paper Corp.	100	1,203
Daiseki Co. Ltd.	200	4,116
Daito Trust Construction Co. Ltd.	200	33,518
Daiwa House Industry Co. Ltd.	1,400	38,528
Daiwa House REIT Investment Corp.	4	10,813
Daiwa Office Investment Corp.	1	5,645
Daiwa Securities Group, Inc.	4,000	23,942
DCM Japan Holdings Co. Ltd.	100	877
DeNA Co. Ltd.	300	9,669
Denki Kagaku Kogyo KK	1,000	4,548
DENSO Corp.	1,300	56,589
Dentsu, Inc.	600	29,980
Descente Ltd.	200	2,781
Dic Corp.	200	6,074
Digital Garage, Inc.	100	1,895
Dip Corp.	100	2,659
Disco Corp.	100	12,110
Dmg Mori Co. Ltd.	200	2,126
Don Quijote Holdings Co. Ltd.	300	11,428
Doutor Nichires Holdings Co., Ltd.	100	2,006
Dowa Holdings Co. Ltd.	1,000	7,447
Dr. Ci:Labo Co., Ltd.	100	2,870
East Japan Railway Co.	900	79,444
Ebara Corp.	200	5,950
Eisai Co. Ltd.	700	44,709
Electric Power Development Co. Ltd.	500	11,667
en-japan, Inc.	100	1,931
euglena Co. Ltd. (a)	300	4,085
Exedy Corp.	200	5,704
Ezaki Glico Co. Ltd.	100	5,693
FamilyMart Co. Ltd.	241	15,121
Fancl Corp.	200	3,027
Fanuc Corp.	500	91,544
Fast Retailing Co. Ltd.	200	67,627
FCC Co. Ltd.	100	2,197
Financial Products Group Co. Ltd.	100	877
Foster Electric Co. Ltd.	100	1,841
FP Corp.	100	5,397
Frontier Real Estate Investment Corp.	1	4,711
Fuji Electric Co. Ltd.	2,000	10,012
Fuji Heavy Industries Ltd.	1,600	62,462
Fuji Machine Manufacturing Co. Ltd.	300	3,828
Fuji Oil Holdings, Inc.	100	1,932
Fuji Seal International, Inc.	100	4,134
Fuji Soft ABC, Inc.	100	2,662
Fujifilm Holdings Corp.	1,100	41,694
Fujikura Ltd.	1,000	5,893
Fujitec Co. Ltd.	300	3,439
Fujitsu Ltd.	5,000	29,708
Fukuoka (REIT) Investment Fund	1	1,734
Fukuoka Financial Group, Inc.	2,000	8,677
Furukawa Co. Ltd.	1,000	1,602
Furukawa Electric Co. Ltd.	200	5,903
Futaba Corp.	100	1,636
Fuyo General Lease Co. Ltd.	100	5,082
Global One Real Estate Investment Corp.	1	3,776
Glory Ltd.	200	6,627
GLP J-REIT	6	7,524
GMO Internet, Inc.	100	1,340
GMO Payment Gateway, Inc.	100	4,606
GREE, Inc.	200	1,112
GS Yuasa Corp.	1,000	4,329
GungHo Online Entertainment, Inc.	800	2,029
Gunma Bank Ltd.	1,000	4,787
Gunze Ltd.	1,000	3,366
Gurunavi, Inc.	100	2,746
H.I.S. Co. Ltd.	100	2,735
H2O Retailing Corp.	100	1,488
Hakuhodo DY Holdings, Inc.	500	6,022
Hamamatsu Photonics K.K.	400	12,129
Hankyu Hanshin Holdings, Inc.	600	19,910
Hankyu REIT, Inc.	2	2,853
Hanwa Co. Ltd.	1,000	6,131
Harmonic Drive Systems, Inc.	100	2,824
Haseko Corp.	800	7,804
Hazama Ando Corp.	200	1,293
Heiwa Corp.	100	2,355
Heiwa Real Estate (REIT), Inc.	3	2,269
Heiwado Co. Ltd.	200	4,173
Hikari Tsushin, Inc.	100	9,192
Hino Motors Ltd.	600	6,551
Hirose Electric Co. Ltd.	100	13,235
Hiroshima Bank Ltd.	1,000	4,291
Hisamitsu Pharmaceutical Co., Inc.	200	10,699
Hitachi Capital Corp.	100	2,239
Hitachi Chemical Co. Ltd.	200	4,692
Hitachi Construction Machinery Co. Ltd.	200	4,190
Hitachi High-Technologies Corp.	200	8,363
Hitachi Kokusai Electric, Inc.	100	2,001
Hitachi Ltd.	13,000	69,320
Hitachi Maxell Ltd.	200	3,652
Hitachi Metals Ltd.	500	6,255
Hitachi Transport System Ltd.	100	2,065
Hitachi Zosen Corp.	200	1,009
Hogy Medical Co. Ltd.	100	6,599
Hokkaido Electric Power Co., Inc.	600	4,571
Hokuetsu Kishu Paper Co. Ltd.	200	1,253
Hokuhoku Financial Group, Inc.	400	5,779
Hokuriku Electric Power Co., Inc.	500	5,688
Honda Motor Co. Ltd.	4,200	125,671
Horiba Ltd.	100	4,787
Hoshino Resorts REIT, Inc.	2	11,729
Hoshizaki Corp.	200	18,080
Hosiden Corp.	200	1,486
House Foods Group, Inc.	100	2,236
Hoya Corp.	1,100	45,995
Hulic (REIT), Inc.	3	5,258
Hulic Co. Ltd.	700	6,682
Hyakujushi Bank Ltd.	1,000	3,414
Ibiden Co. Ltd.	400	5,817
Ichigo Real Estate Investment Corp.	4	2,697
Ichigo, Inc.	600	2,609
Idemitsu Kosan Co. Ltd.	200	4,617
IHI Corp.	4,000	10,565
Iida Group Holdings Co. Ltd.	400	7,739
Inaba Denki Sangyo Co. Ltd.	100	3,638
Industrial & Infrastructure Fund Investment Corp.	1	5,273
Infomart Corp.	100	1,189
INPEX Corp.	2,500	23,496
Internet Initiative Japan, Inc.	100	1,770
Invesco Office J-REIT, Inc.	2	1,617
Invincible Investment Corp.	6	2,918
Iriso Electronics Co. Ltd.	100	5,512
Isetan Mitsukoshi Holdings Ltd.	1,000	10,127
Isuzu Motors Ltd.	1,500	18,587
IT Holdings Corp.	200	4,537
ITO EN Ltd.	100	3,652
Itochu Corp.	3,900	49,405
ITOCHU Techno-Solutions Corp.	100	2,473
Itoham Yonekyu Holdings, Inc. (a)	400	3,822
Iwatani Corp.	1,000	5,988
Iyo Bank Ltd.	800	4,928
Izumi Co. Ltd.	100	4,634
J Trust Co. Ltd.	100	819
J. Front Retailing Co. Ltd.	700	9,659
JACCS Co. Ltd.	1,000	3,929
JAFCO Co. Ltd.	100	3,333
Japan Airlines Co. Ltd.	300	8,857
Japan Airport Terminal Co. Ltd.	100	3,848
Japan Display, Inc. (a)	700	1,382
Japan Excellent, Inc.	2	2,794
Japan Exchange Group, Inc.	1,400	20,866
Japan Hotel REIT Investment Corp.	9	6,085
Japan Lifeline Co. Ltd.	100	5,197
Japan Logistics Fund, Inc.	2	4,350
Japan Petroleum Exploration Co. Ltd.	100	2,200
Japan Post Bank Co. Ltd.	900	10,625
Japan Post Holdings Co. Ltd.	1,100	14,035
Japan Prime Realty Investment Corp.	2	8,630
Japan Real Estate Investment Corp.	4	23,152
Japan Rental Housing Investment, Inc.	3	2,320
Japan Retail Fund Investment Corp.	6	13,611
Japan Steel Works Ltd.	200	4,304
Japan Tobacco, Inc.	2,800	106,639
JFE Holdings, Inc.	1,500	21,548
JGC Corp.	500	8,863
JIN Co. Ltd.	100	5,206
JSR Corp.	500	7,619
JTEKT Corp.	500	7,414
Juroku Bank Ltd.	1,000	3,023
JX Holdings, Inc.	5,100	20,226
K's Denki Corp.	200	3,469
Kadokawa Dwango Corp.	100	1,479
Kagome Co. Ltd.	200	5,250
Kajima Corp.	2,000	13,522
Kakaku.com, Inc.	400	6,732
Kaken Pharmaceutical Co. Ltd.	100	6,313
Kameda Seika Co. Ltd.	100	5,245
Kamigumi Co. Ltd.	1,000	8,553
Kanamoto Co. Ltd.	100	2,408
Kandenko Co. Ltd.	1,000	9,869
Kaneka Corp.	1,000	8,296
Kanematsu Corp.	2,000	3,299
Kansai Electric Power Co., Inc. (a)	1,700	16,283
Kansai Paint Co. Ltd.	500	10,775
Kao Corp.	1,300	67,002
Kawasaki Heavy Industries Ltd.	4,000	11,710
Kawasaki Kisen Kaisha Ltd.	3,000	7,438
KDDI Corp.	4,700	142,848
Keihan Electric Railway Co., Ltd.	1,000	6,761
Keihin Corp.	200	3,259
Keihin Electric Express Railway Co. Ltd.	1,000	10,098
Keio Corp.	2,000	16,592
Keisei Electric Railway Co.	500	12,096
Kenedix Office Investment Corp.	1	5,626
Kenedix Residential Investment Corp.	1	2,838
Kenedix Retail REIT Corp.	1	2,413
Kenedix, Inc.	800	3,372
Kewpie Corp.	300	8,539
Keyence Corp.	100	73,481
Kikkoman Corp.	1,000	31,897
Kinden Corp.	400	4,829
Kintetsu Group Holdings Co. Ltd.	4,000	16,172
Kintetsu World Express, Inc.	100	1,364
Kirin Holdings Co. Ltd.	2,200	37,918
Kissei Pharmaceutical Co. Ltd.	100	2,620
Kitz Corp.	300	1,728
Kobayashi Pharmaceutical Co. Ltd.	100	5,235
Kobe Steel Ltd.	700	5,794
Koito Manufacturing Co. Ltd.	300	15,677
Kokuyo Co. Ltd.	200	2,655
Komatsu Ltd.	2,400	53,422
KOMERI Co. Ltd.	100	2,448
Komori Corp.	100	1,272
Konami Holdings Corp.	300	11,858
Konica Minolta, Inc.	1,200	10,768
Kose Corp.	100	9,145
Kubota Corp.	2,700	43,627
Kumagai Gumi Co. Ltd.	1,000	2,660
Kuraray Co. Ltd.	800	12,160
Kureha Chemical Industry Co. Ltd.	100	3,833
Kurita Water Industries Ltd.	300	7,115
Kuroda Electric Co. Ltd.	100	1,950
Kusuri No Aoki Co. Ltd.	100	5,111
Kyb Corp.	1,000	4,587
Kyocera Corp.	800	38,982
Kyorin Holdings, Inc.	100	2,241
Kyoritsu Maintenance Co. Ltd.	100	6,017
Kyowa Exeo Corp.	200	3,013
Kyowa Hakko Kirin Co., Ltd.	600	9,183
Kyudenko Corp.	100	3,228
Kyushu Electric Power Co., Inc.	1,200	10,905
Kyushu Financial Group, Inc.	900	5,999
LaSalle Logiport REIT	2	2,123
Lawson, Inc.	200	15,219
Leopalace21 Corp.	700	4,566
Lintec Corp.	100	2,184
Lion Corp.	1,000	16,392
LIXIL Group Corp.	700	16,107
M3, Inc.	500	15,257
Mabuchi Motor Co. Ltd.	200	11,653
Maeda Corp.	1,000	9,288
Makino Milling Machine Co. Ltd.	1,000	6,370
Makita Corp.	300	20,797
Mandom Corp.	100	4,672
Mani, Inc.	100	2,332
Marubeni Corp.	4,600	24,244
Maruha Nichiro Corp.	100	2,778
Marui Group Co. Ltd.	500	7,033
Maruichi Steel Tube Ltd.	100	3,228
Matsui Securities Co. Ltd.	400	3,208
Matsumotokiyoshi Holdings Co. Ltd.	100	5,159
Mazda Motor Corp.	1,400	23,217
McDonald's Holdings Co. (Japan) Ltd.	200	5,760
MCUBS MidCity Investment Corp.	1	3,252
Medipal Holdings Corp.	500	8,558
Megmilk Snow Brand Co. Ltd.	100	3,485
Meidensha Corp.	1,000	3,357
Meiji Holdings Co. Ltd.	300	29,980
Meitec Corp.	100	3,414
Micronics Japan Co. Ltd.	100	1,159
Minebea Mitsumi, Inc.	800	8,193
Miraca Holdings, Inc.	200	9,688
Mirait Holdings Corp.	300	2,666
Misumi Group, Inc.	700	12,796
Mitsuba Corp.	100	1,465
Mitsubishi Chemical Holdings Corp.	3,300	21,744
Mitsubishi Corp.	4,000	87,384
Mitsubishi Electric Corp.	4,900	66,466
Mitsubishi Estate Co. Ltd.	3,000	59,545
Mitsubishi Gas Chemical Co., Inc.	500	7,714
Mitsubishi Heavy Industries Ltd.	8,000	34,282
Mitsubishi Logistics Corp.	1,000	13,579
Mitsubishi Materials Corp.	300	8,625
Mitsubishi Motors Corp. of Japan	1,700	9,483
Mitsubishi Pencil Co. Ltd.	100	5,016
Mitsubishi Tanabe Pharma Corp.	500	9,755
Mitsubishi UFJ Financial Group, Inc.	33,300	171,822
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,100	5,339
Mitsui & Co. Ltd.	4,300	59,783
Mitsui Chemicals, Inc.	3,000	14,818
Mitsui Engineering & Shipbuilding Co.	1,000	1,392
Mitsui Fudosan Co. Ltd.	2,000	45,590
Mitsui Mining & Smelting Co. Ltd.	1,000	2,231
Mitsui OSK Lines Ltd.	3,000	7,524
Mitsumi Electric Co. Ltd. (a)	500	3,042
Miura Co. Ltd.	300	5,186
mixi, Inc.	100	3,686
Mizuho Financial Group, Inc.	61,800	104,056
Mochida Pharmaceutical Co. Ltd.	100	7,848
MonotaRO Co. Ltd.	200	4,886
Mori Hills REIT Investment Corp.	3	4,228
MORI TRUST Sogo (REIT), Inc.	2	3,221
Morinaga & Co. Ltd.	200	9,316
Morinaga Milk Industry Co. Ltd.	1,000	8,067
MS&AD Insurance Group Holdings, Inc.	1,300	38,701
Murata Manufacturing Co. Ltd.	500	69,944
Nabtesco Corp.	300	8,983
Nachi-Fujikoshi Corp.	1,000	3,805
Nagase & Co. Ltd.	200	2,565
Nagoya Railroad Co. Ltd.	2,000	10,565
Nakanishi, Inc.	100	3,581
Nankai Electric Railway Co. Ltd.	2,000	9,097
NEC Corp.	8,000	21,436
Net One Systems Co. Ltd.	200	1,455
New Hampshire Foods Ltd.	1,000	23,973
Nexon Co. Ltd.	400	6,828
NEXT Co. Ltd.	200	1,686
NGK Insulators Ltd.	700	12,869
NGK Spark Plug Co. Ltd.	400	7,918
NHK Spring Co. Ltd.	800	7,552
Nichi-iko Pharmaceutical Co. Ltd.	100	1,798
Nichias Corp.	1,000	8,916
Nichiha Corp.	100	2,474
Nichirei Corp.	500	10,961
Nidec Corp.	600	58,186
Nifco, Inc.	100	5,769
Nihon Kohden Corp.	200	4,888
Nihon M&A Center, Inc.	200	6,513
Nihon Parkerizing Co. Ltd.	200	2,765
Nihon Unisys Ltd.	100	1,222
Nikkiso Co. Ltd.	200	1,772
Nikkon Holdings Co. Ltd.	100	2,153
Nikon Corp.	900	13,620
Nintendo Co. Ltd.	300	72,318
Nippon Accommodations Fund, Inc.	1	4,534
Nippon Building Fund, Inc.	4	23,763
Nippon Densetsu Kogyo Co. Ltd.	100	1,827
Nippon Electric Glass Co. Ltd.	1,000	5,445
Nippon Express Co. Ltd.	2,000	9,898
Nippon Flour Mills Co. Ltd.	500	7,409
Nippon Gas Co. Ltd.	100	3,037
Nippon Kayaku Co. Ltd.	1,000	11,548
Nippon Light Metal Holding Co. Ltd.	1,500	3,419
Nippon Paint Holdings Co. Ltd.	400	13,655
Nippon Paper Industries Co. Ltd.	300	5,630
Nippon Prologis REIT, Inc.	4	9,051
Nippon REIT Investment Corp.	1	2,521
Nippon Sheet Glass Co. Ltd. (a)	300	2,446
Nippon Shinyaku Co. Ltd.	200	10,165
Nippon Shokubai Co. Ltd.	100	6,923
Nippon Soda Co. Ltd.	1,000	4,444
Nippon Steel & Sumitomo Metal Corp.	2,100	41,622
Nippon Suisan Kaisha Co. Ltd.	800	3,852
Nippon Telegraph & Telephone Corp.	1,800	79,806
Nippon Yusen KK	4,000	8,201
Nipro Corp.	400	4,951
Nishi-Nippon Financial Holdings, Inc. (a)	200	1,991
Nishi-Nippon Railroad Co. Ltd.	1,000	4,749
Nishimatsu Construction Co. Ltd.	1,000	4,682
Nishimatsuya Chain Co. Ltd.	100	1,410
Nishio Rent All Co. Ltd.	100	3,028
Nissan Chemical Industries Co. Ltd.	300	10,198
Nissan Motor Co. Ltd.	6,400	65,104
Nissan Shatai Co. Ltd.	200	2,069
Nissha Printing Co. Ltd.	100	2,425
Nisshin Oillio Group Ltd.	1,000	4,558
Nisshin Seifun Group, Inc.	400	5,904
Nisshin Steel Co. Ltd.	200	2,660
Nisshinbo Holdings, Inc.	200	1,997
Nissin Electric Co. Ltd.	100	1,335
Nissin Food Holdings Co. Ltd.	200	11,595
Nitori Holdings Co. Ltd.	200	23,973
Nitto Boseki Co. Ltd.	1,000	3,261
Nitto Denko Corp.	400	27,943
NKSJ Holdings, Inc.	900	29,213
NOF Corp.	1,000	10,899
NOK Corp.	300	6,743
NOMURA Co. Ltd.	100	1,627
Nomura Holdings, Inc.	9,600	48,086
Nomura Real Estate Holdings, Inc.	400	6,778
Nomura Real Estate Master Fund, Inc.	10	16,211
Nomura Research Institute Ltd.	300	10,427
Noritz Corp.	100	2,077
North Pacific Bank Ltd.	400	1,495
NS Solutions Corp.	100	1,912
NSK Ltd.	1,100	12,230
NTN Corp.	1,000	3,795
NTT Data Corp.	300	15,505
NTT DOCOMO, Inc.	3,500	87,899
NTT Urban Development Co.	200	1,838
Obara Group, Inc.	100	4,320
Obayashi Corp.	1,500	14,489
OBIC Business Consultants Ltd.	100	4,696
OBIC Co. Ltd.	200	10,413
Odakyu Electric Railway Co. Ltd.	700	14,318
Ogaki Kyoritsu Bank Ltd.	1,000	3,585
Oji Holdings Corp.	2,000	8,487
Okamura Corp.	100	983
Okasan Securities Group, Inc.	1,000	5,330
Oki Electric Industry Co. Ltd.	100	1,307
Okuma Corp.	1,000	8,391
Okumura Corp.	1,000	5,779
Olympus Corp.	800	28,607
OMRON Corp.	500	19,214
Ono Pharmaceutical Co. Ltd.	1,100	27,975
Onward Holdings Co. Ltd.	1,000	6,704
Open House Co. Ltd.	100	2,120
Oracle Corp. Japan	100	5,454
Orient Corp. (a)	500	934
Oriental Land Co. Ltd.	600	35,112
ORIX Corp.	3,400	53,997
ORIX JREIT, Inc.	6	10,281
Osaka Gas Co. Ltd.	5,000	20,821
OSG Corp.	200	4,270
Otsuka Corp.	200	9,536
Otsuka Holdings Co. Ltd.	1,000	43,835
Outsourcing, Inc.	100	3,805
PALTAC Corp.	100	2,458
PanaHome Corp.	1,000	7,447
Panasonic Corp.	5,800	59,832
Paramount Bed Holdings Co. Ltd.	100	3,814
Park24 Co. Ltd.	300	9,283
Penta-Ocean Construction Co. Ltd.	800	4,775
PeptiDream, Inc. (a)	100	5,168
Pigeon Corp.	300	8,468
Pilot Corp.	100	4,482
Piolax, Inc.	100	6,351
Pioneer Corp. (a)	500	1,230
Pola Orbis Holdings, Inc.	100	8,334
Premier Investment Corp.	3	3,865
Rakuten, Inc.	2,300	26,592
Recruit Holdings Co. Ltd.	1,000	40,240
Rengo Co. Ltd.	1,000	6,284
Resona Holdings, Inc.	6,000	26,662
Resorttrust, Inc.	200	4,007
Ricoh Co. Ltd.	1,900	15,509
Rinnai Corp.	100	9,631
ROHM Co. Ltd.	300	15,820
Rohto Pharmaceutical Co. Ltd.	300	5,275
Round One Corp.	200	1,413
Ryobi Ltd.	1,000	4,034
Ryohin Keikaku Co. Ltd.	100	21,398
Ryosan Co. Ltd.	100	3,085
Saizeriya Co. Ltd.	100	2,640
Sakata INX Corp.	200	2,628
Sakata Seed Corp.	100	2,885
San-A Co. Ltd.	100	5,454
Sangetsu Corp.	300	5,807
Sankyo Co. Ltd. (Gunma)	100	3,528
Sankyu, Inc.	1,000	5,903
Sanrio Co. Ltd.	200	3,755
Santen Pharmaceutical Co. Ltd.	900	13,165
Sanwa Holdings Corp.	600	5,996
Sanyo Special Steel Co. Ltd.	1,000	5,130
Sapporo Breweries Ltd.	200	5,662
Sato Holding Corp.	100	2,208
Sawai Pharmaceutical Co. Ltd.	100	6,475
SBI Holdings, Inc. Japan	500	5,960
Screen Holdings Co. Ltd.	200	13,712
SCSK Corp.	100	3,738
Secom Co. Ltd.	500	36,154
Sega Sammy Holdings, Inc.	500	7,395
Seibu Holdings, Inc.	400	6,927
Seikagaku Corp.	100	1,608
Seiko Epson Corp.	800	16,272
Seino Holdings Co. Ltd.	400	4,444
Seiren Co. Ltd.	200	2,346
Sekisui Chemical Co. Ltd.	900	14,203
Sekisui House (REIT), Inc.	1	1,351
Sekisui House Ltd.	1,600	26,494
Sekisui House SI Residential Investment Corp.	2	2,315
SENKO Co. Ltd.	500	3,461
Senshu Ikeda Holdings, Inc.	300	1,367
Seria Co. Ltd.	100	7,915
Seven & i Holdings Co. Ltd.	2,000	83,589
Seven Bank Ltd.	1,500	4,620
Sharp Corp. (a)	4,000	6,940
Shiga Bank Ltd.	1,000	5,197
Shikoku Electric Power Co., Inc.	500	4,711
Shima Seiki Manufacturing Ltd.	100	2,824
Shimachu Co. Ltd.	100	2,689
Shimadzu Corp.	1,000	14,580
Shimamura Co. Ltd.	100	12,825
SHIMANO, Inc.	200	34,252
SHIMIZU Corp.	2,000	17,813
Shin-Etsu Chemical Co. Ltd.	1,000	76,008
Shinmaywa Industries Ltd.	1,000	7,752
Shinsei Bank Ltd.	5,000	8,105
Shionogi & Co. Ltd.	800	39,500
Ship Healthcare Holdings, Inc.	100	2,932
Shiseido Co. Ltd.	1,000	25,822
Shizuoka Bank Ltd.	2,000	16,916
SHO-BOND Holdings Co. Ltd.	100	4,835
Shochiku Co. Ltd.	1,000	11,223
Showa Denko K.K.	400	5,298
Showa Shell Sekiyu K.K.	500	4,677
Siix Corp.	100	4,005
SKY Perfect JSAT Holdings, Inc.	200	994
Skylark Co. Ltd.	300	4,225
SMC Corp.	200	58,148
SMS Co., Ltd.	100	2,614
SoftBank Corp.	2,500	157,453
Sohgo Security Services Co., Ltd.	200	9,135
Sojitz Corp.	3,200	8,422
Sony Corp.	3,300	104,010
Sony Financial Holdings, Inc.	400	5,630
Sosei Group Corp. (a)	100	15,047
Sotetsu Holdings, Inc.	1,000	4,892
Square Enix Holdings Co. Ltd.	200	6,637
Stanley Electric Co. Ltd.	400	11,035
Start Today Co. Ltd.	400	7,033
Starts Corp., Inc.	100	1,860
Sugi Holdings Co. Ltd.	100	5,369
Sumco Corp.	500	5,254
Sumitomo Bakelite Co. Ltd.	1,000	5,445
Sumitomo Chemical Co. Ltd.	4,000	18,995
Sumitomo Corp.	3,100	35,753
Sumitomo Electric Industries Ltd.	1,900	28,164
Sumitomo Forestry Co. Ltd.	400	5,584
Sumitomo Heavy Industries Ltd.	2,000	10,565
Sumitomo Metal Mining Co. Ltd.	2,000	25,927
Sumitomo Mitsui Construction Co. Ltd.	1,100	1,049
Sumitomo Mitsui Financial Group, Inc.	3,500	121,351
Sumitomo Mitsui Trust Holdings, Inc.	900	30,369
Sumitomo Osaka Cement Co. Ltd.	1,000	4,148
Sumitomo Realty & Development Co. Ltd.	1,000	26,347
Sumitomo Rubber Industries Ltd.	500	8,382
Sundrug Co. Ltd.	100	7,886
Suntory Beverage & Food Ltd.	400	17,526
Suzuken Co. Ltd.	200	6,437
Suzuki Motor Corp.	900	32,011
Sysmex Corp.	400	27,806
T&D Holdings, Inc.	1,600	19,392
Tadano Ltd.	200	2,250
Taiheiyo Cement Corp.	3,000	8,611
Taikisha Ltd.	100	2,532
Taisei Corp.	3,000	22,542
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,774
Taiyo Holdings Co. Ltd.	100	3,762
Taiyo Nippon Sanso Corp.	400	4,215
Taiyo Yuden Co. Ltd.	400	4,280
Takara Bio, Inc.	100	1,448
Takara Holdings, Inc.	400	3,799
Takara Leben Co. Ltd.	300	2,043
Takara Standard Co. Ltd.	100	1,860
Takasago Thermal Engineering Co. Ltd.	100	1,413
Takashimaya Co. Ltd.	1,000	8,172
Takeda Pharmaceutical Co. Ltd.	1,900	85,153
Takeuchi Manufacturing Co. Ltd.	100	1,943
TDK Corp.	300	20,769
TechnoPro Holdings, Inc.	100	3,438
TECMO KOEI HOLDINGS CO., LTD.	100	1,919
Teijin Ltd.	400	7,754
Temp Holdings Co., Ltd.	400	6,797
Terumo Corp.	900	34,886
The Aomori Bank Ltd.	1,000	3,385
The Awa Bank Ltd.	1,000	6,589
The Bank of Iwate Ltd.	100	4,220
The Chugoku Bank Ltd.	500	6,723
The Daishi Bank Ltd., Niigata	1,000	4,310
The Hachijuni Bank Ltd.	1,200	6,557
The Hokkoku Bank Ltd.	1,000	3,357
The Hyakugo Bank Ltd.	1,000	3,690
The Keiyo Bank Ltd.	1,000	4,215
The Kiyo Bank Ltd.	100	1,662
The Musashino Bank Ltd.	100	2,767
The Nanto Bank Ltd.	100	3,809
The Okinawa Electric Power Co., Inc.	200	4,636
The San-In Godo Bank Ltd.	300	2,163
The Suruga Bank Ltd.	400	9,784
The Tochigi Bank Ltd.	400	1,934
The Toho Bank Ltd.	1,000	3,805
The Yamagata Bank Ltd.	1,000	4,329
The Yamanashi Chuo Bank Ltd.	1,000	4,901
THK Co. Ltd.	300	6,351
Toagosei Co. Ltd.	100	1,117
Tobu Railway Co. Ltd.	2,000	9,841
Toc Co. Ltd.	200	1,814
Toda Corp.	1,000	5,435
Toho Co. Ltd.	300	9,025
Toho Gas Co. Ltd.	1,000	9,278
Toho Holdings Co. Ltd.	100	2,103
Tohoku Electric Power Co., Inc.	1,100	13,479
Tokai Carbon Co. Ltd.	1,000	3,051
Tokai Rika Co. Ltd.	100	1,876
Tokai Tokyo Financial Holdings	300	1,528
Tokio Marine Holdings, Inc.	1,800	71,214
Tokuyama Corp. (a)	1,000	4,291
Tokyo Broadcasting System Holding	100	1,576
Tokyo Century Corp.	100	3,533
Tokyo Dome Corp.	100	953
Tokyo Electric Power Co., Inc. (a)	3,500	13,617
Tokyo Electron Ltd.	400	36,190
Tokyo Gas Co. Ltd.	5,000	22,704
Tokyo Ohka Kogyo Co. Ltd.	100	3,557
Tokyo Seimitsu Co. Ltd.	100	2,734
Tokyo Steel Manufacturing Co. Ltd.	200	1,386
Tokyo Tatemono Co. Ltd.	500	6,370
Tokyo TY Financial Group, Inc.	100	3,209
Tokyu Construction Co. Ltd.	100	1,014
Tokyu Corp.	3,000	22,514
Tokyu Fudosan Holdings Corp.	1,400	7,916
Tokyu REIT, Inc.	2	2,639
TOMONY Holdings, Inc.	200	1,036
Tomy Co. Ltd.	100	1,082
TonenGeneral Sekiyu K.K.	1,000	9,879
Topcon Corp.	300	4,494
Toppan Printing Co. Ltd.	1,000	9,421
Topre Corp.	100	2,315
Toray Industries, Inc.	4,000	37,334
Toridoll.corporation	100	2,324
Toshiba Corp. (a)	11,000	39,964
Toshiba Plant Systems & Services Corp.	100	1,616
Toshiba Tec Corp. (a)	1,000	4,463
Tosoh Corp.	2,000	13,102
Totetsu Kogyo Co. Ltd.	100	2,843
Toto Ltd.	400	16,020
Toyo Ink South Carolina Holdings Co. Ltd.	1,000	4,663
Toyo Seikan Group Holdings Ltd.	400	7,400
Toyo Suisan Kaisha Ltd.	200	8,115
Toyo Tire & Rubber Co. Ltd.	300	4,631
Toyobo Co. Ltd.	3,000	4,920
Toyoda Gosei Co. Ltd.	100	2,290
Toyota Boshoku Corp.	200	5,039
Toyota Industries Corp.	400	18,366
Toyota Motor Corp.	6,952	403,263
Toyota Tsusho Corp.	500	11,838
TPR Co. Ltd.	100	2,894
Trans Cosmos, Inc.	100	2,536
Trend Micro, Inc.	300	10,585
Trusco Nakayama Corp.	100	5,178
TS tech Co. Ltd.	100	2,684
Tsubakimoto Chain Co.	1,000	7,943
Tsumura & Co.	200	5,695
Tsuruha Holdings, Inc.	100	11,557
Uacj Corp.	1,000	3,271
Ube Industries Ltd.	3,000	6,208
Ulvac, Inc.	100	3,166
Unicharm Corp.	1,000	23,825
Unipres Corp.	100	1,927
United Arrows Ltd.	100	2,733
United Urban Investment Corp.	7	11,808
Universal Entertainment Corp. (a)	100	2,999
Unizo Holdings Co. Ltd.	100	2,784
Ushio, Inc.	200	2,416
USS Co. Ltd.	600	10,173
Valor Holdings Co. Ltd.	100	2,841
W-Scope Corp.	100	1,793
Wacoal Holdings Corp.	1,000	11,557
Wacom Co. Ltd.	600	1,814
Welcia Holdings Co. Ltd.	100	6,837
West Japan Railway Co.	400	24,686
Yahoo! Japan Corp.	3,300	12,681
Yakult Honsha Co. Ltd.	200	9,345
Yamada Denki Co. Ltd.	1,700	8,802
Yamaguchi Financial Group, Inc.	1,000	11,042
Yamaha Corp.	400	14,322
Yamaha Motor Co. Ltd.	700	15,586
Yamato Holdings Co. Ltd.	900	20,554
Yamato Kogyo Co. Ltd.	100	2,820
Yamazaki Baking Co. Ltd.	300	6,740
Yaoko Co. Ltd.	100	4,210
Yaskawa Electric Corp.	600	9,595
Yodogawa Steel Works Ltd.	100	2,734
Yokogawa Electric Corp.	600	8,450
Yokohama Rubber Co. Ltd.	200	3,479
YONEX Co. Ltd.	100	4,420
Yoshinoya Holdings Co. Ltd.	200	3,017
Zenkoku Hosho Co. Ltd.	100	4,310
Zensho Holdings Co. Ltd.	200	3,742
Zeon Corp.	1,000	9,164
Zojirushi Thermos	100	1,383

TOTAL JAPAN		9,631,415

Korea (South) - 3.0%
AMOREPACIFIC Corp.	77	24,169
AMOREPACIFIC Group, Inc.	68	8,799
Asiana Airlines, Inc. (a)	685	2,767
BEP International Holdings Ltd. (a)	55	724
BGFretail Co. Ltd.	25	3,803
BS Financial Group, Inc.	1,067	8,667
Celltrion, Inc.	203	18,849
CHA Biotech Co. Ltd. (a)	292	3,523
Cheil Industries, Inc.	211	29,794
Cheil Worldwide, Inc.	263	3,898
Chong Kun Dang Pharmaceutical Corp.	11	892
CJ CGV Co. Ltd.	28	1,660
CJ CheilJedang Corp.	24	7,334
CJ Corp.	48	7,323
CJ E&M Corp.	70	4,278
CJ O Shopping Co. Ltd.	33	4,677
Com2uS Corp. (a)	14	1,163
Cosmax, Inc.	12	1,212
Coway Co. Ltd.	163	12,769
Daelim Industrial Co.	101	7,215
Daesang Corp.	35	825
Daewon Kang up Co. Ltd.	1,219	5,510
Daewoo Engineering & Construction Co. Ltd. (a)	215	1,190
Daou Technology, Inc.	69	1,249
DGB Financial Group Co. Ltd.	311	2,610
DIO Corp. (a)	21	838
Dong Suh Companies, Inc.	70	1,662
Dong-A Socio Holdings Co. Ltd.	6	761
Dongbu HiTek Co. Ltd. (a)	202	3,011
Dongbu Insurance Co. Ltd.	130	8,081
Dongkuk Steel Mill Co. Ltd. (a)	352	2,517
Doosan Heavy Industries & Construction Co. Ltd.	180	4,123
Doosan Infracore Co. Ltd. (a)	261	1,581
DuzonBizon Co. Ltd.	136	2,658
E-Mart Co. Ltd.	60	8,525
EO Technics Co. Ltd.	28	1,542
Fila Korea Ltd.	26	1,982
GemVax & Kael Co. Ltd. (a)	176	2,216
Grand Korea Leisure Co. Ltd.	48	911
Green Cross Corp.	17	2,073
Green Cross Holdings Corp.	49	951
GS Engineering & Construction Corp. (a)	87	2,039
GS Holdings Corp.	172	7,685
GS Retail Co. Ltd.	43	1,835
Halla Holdings Corp.	15	890
Hana Financial Group, Inc.	765	21,938
Hana Tour Service, Inc.	17	959
Hanjin Kal Corp.	69	1,020
Hankook Tire Co. Ltd.	167	8,060
Hankook Tire Worldwide Co. Ltd.	144	2,726
Hanmi Pharm Co. Ltd.	14	4,431
Hanmi Science Co. Ltd.	18	1,198
Hanon Systems	458	4,285
Hansae Co. Ltd.	90	1,991
Hansol Chemical Co. Ltd.	14	1,014
Hanssem Co. Ltd.	32	4,966
Hanwha Chemical Corp.	304	7,190
Hanwha Corp.	154	5,029
Hanwha Life Insurance Co. Ltd.	1,254	6,852
Hanwha Techwin Co. Ltd.	107	5,969
Hite Jinro Co. Ltd.	68	1,308
HLB, Inc. (a)	59	1,003
Hotel Shilla Co.	113	5,661
HUGEL, Inc. (a)	3	900
Hyosung Corp.	60	7,029
Hyundai Department Store Co. Ltd.	68	6,986
Hyundai Elevator Co. Ltd. (a)	20	979
Hyundai Engineering & Construction Co. Ltd.	212	7,683
Hyundai Fire & Marine Insurance Co. Ltd.	184	5,687
Hyundai Glovis Co. Ltd.	89	13,501
Hyundai Greenfood Co. Ltd.	115	1,684
Hyundai Heavy Industries Co. Ltd. (a)	110	13,993
Hyundai Home Shopping Network Corp.	11	1,092
Hyundai Industrial Development & Construction Co.	153	6,488
Hyundai Mipo Dockyard Co. Ltd. (a)	17	1,045
Hyundai Mobis	186	44,558
Hyundai Motor Co.	341	41,740
Hyundai Rotem Co. Ltd. (a)	47	768
Hyundai Securities Co. Ltd.	514	3,626
Hyundai Steel Co.	208	8,984
Hyundai Wia Corp.	30	2,064
Illinois-Yang Pharmaceutical Co. Ltd. (a)	24	822
Industrial Bank of Korea	815	9,406
INNOCEAN Worldwide, Inc.	16	969
iNtRON Biotechnology, Inc. (a)	22	596
IS Dongseo Co. Ltd.	24	1,039
JB Financial Group Co. Ltd.	368	1,911
Jeil Pharmaceutical Co.	13	769
Jenax, Inc. (a)	56	1,241
JW Holdings Corp.	116	1,011
JW Pharmaceutical Corp.	16	688
Kakao Corp.	101	6,747
Kangwon Land, Inc.	292	9,689
KB Financial Group, Inc.	1,189	44,032
KCC Corp.	25	8,841
KEPCO Plant Service & Engineering Co. Ltd.	87	4,176
Kia Motors Corp.	781	27,792
Kiwoom Securities Co. Ltd.	17	988
Kolon Industries, Inc.	67	4,358
Kolon Life Science, Inc.	8	1,048
Komipharm International Co. Ltd. (a)	99	3,354
Korea Aerospace Industries Ltd.	141	7,988
Korea Electric Power Corp.	740	32,027
Korea Electric Terminal Co. Ltd.	40	2,501
Korea Express Co. Ltd. (a)	20	3,515
Korea Gas Corp.	93	3,769
Korea Investment Holdings Co. Ltd.	78	2,803
Korea Kolmar Co. Ltd.	27	1,924
Korea Petro Chemical Industries Co. Ltd.	6	1,073
Korea Zinc Co. Ltd.	24	9,548
Korean Air Lines Co. Ltd. (a)	67	1,875
Korean Reinsurance Co.	196	2,022
KT&G Corp.	332	32,801
Kumho Petro Chemical Co. Ltd.	64	3,923
Kumho Tire Co., Inc. (a)	357	3,199
Kwangju Bank Co. Ltd.	223	1,969
LG Chemical Ltd.	132	28,448
LG Corp.	237	12,702
LG Display Co. Ltd.	699	16,720
LG Electronics, Inc.	258	10,782
LG Hausys Ltd.	14	1,159
LG Home Shopping, Inc.	38	5,841
LG Household & Health Care Ltd.	18	12,905
LG Innotek Co. Ltd.	40	2,728
LG International Corp.	54	1,315
LG Life Sciences Ltd. (a)	22	1,196
LG Telecom Ltd.	574	5,922
LIG Insurance Co. Ltd.	75	1,898
Loen Entertainment, Inc. (a)	14	825
Lotte Chemical Corp.	37	9,333
Lotte Chilsung Beverage Co. Ltd.	1	1,346
Lotte Confectionery Co. Ltd.	7	1,175
Lotte Fine Chemical Co. Ltd.	41	1,040
Lotte Samkang Co. Ltd.	2	1,208
Lotte Shopping Co. Ltd.	30	5,993
LS Cable Ltd.	78	3,744
LS Industrial Systems Ltd.	33	1,130
Mando Corp.	15	3,521
Medipost Co. Ltd. (a)	18	892
Medy-Tox, Inc.	14	4,979
Meritz Financial Holdings Co.	497	4,889
Meritz Fire & Marine Insurance Co. Ltd.	207	2,887
Meritz Securities Co. Ltd.	760	2,263
Mirae Asset Daewoo Co. Ltd.	414	2,805
Mirae Asset Life Insurance Co. Ltd.	883	3,613
Mirae Asset Securities Co. Ltd.	252	4,990
NAVER Corp.	76	56,946
NCSOFT Corp.	44	10,175
Nexen Tire Corp.	309	3,553
NHN Entertainment Corp. (a)	81	3,555
Nong Shim Co. Ltd.	14	3,525
Oci Co. Ltd. (a)	53	4,194
Orion Corp.	11	6,876
Osstem Implant Co. Ltd. (a)	22	1,048
Ottogi Corp.	4	2,301
Paradise Co. Ltd.	70	796
Poongsan Corp.	175	5,325
POSCO	201	41,841
Posco Daewoo Corp.	194	4,232
S&T Motiv Co. Ltd.	21	751
S-Oil Corp.	116	7,962
S.M. Entertainment Co. Ltd. (a)	126	3,007
S1 Corp.	56	4,529
Samsung Card Co. Ltd.	131	5,521
Samsung Electro-Mechanics Co. Ltd.	173	7,124
Samsung Electronics Co. Ltd.	263	376,879
Samsung Engineering Co. Ltd. (a)	484	4,007
Samsung Fire & Marine Insurance Co. Ltd.	82	20,899
Samsung Heavy Industries Co. Ltd.	666	5,677
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)	194	438
Samsung Life Insurance Co. Ltd.	199	19,226
Samsung SDI Co. Ltd.	142	11,708
Samsung SDS Co. Ltd.	91	12,292
Samsung Securities Co. Ltd.	258	7,794
Samyang Holdings Corp.	20	2,186
Sebang Global Battery Co. Ltd.	44	1,427
Seegene, Inc. (a)	124	3,285
Seoul Semiconductor Co. Ltd.	380	4,552
SFA Engineering Corp.	79	3,999
Shinhan Financial Group Co. Ltd.	1,200	46,006
Shinsegae Co. Ltd.	16	2,602
SK C&C Co. Ltd.	120	23,449
SK Chemicals Co. Ltd.	34	1,778
SK Energy Co. Ltd.	160	21,193
SK Hynix, Inc.	1,555	55,742
SK Materials Co., Ltd.	8	1,091
SK Networks Co. Ltd.	366	2,086
SK Telecom Co. Ltd.	46	9,021
SKC Co. Ltd.	53	1,253
Soulbrain Co. Ltd.	18	982
Ssangyong Cement Industrial Co. Ltd.(a)	133	1,866
Taekwang Industrial Co. Ltd.	2	1,467
Tong Yang Life Insurance Co. Ltd.	381	3,997
Tongyang, Inc.	451	1,268
Vieworks Co. Ltd.	36	1,936
ViroMed Co. Ltd. (a)	41	3,284
WONIK IPS Co. Ltd. (a)	44	896
Woori Bank	807	8,820
Woori Investment & Securities Co. Ltd.	588	5,192
Youngone Corp.	45	1,265
Yuhan Corp.	30	5,508
YUNGJIN Pharmaceutical Co. Ltd. (a)	267	2,043

TOTAL KOREA (SOUTH)		1,724,226

Luxembourg - 0.2%
Aperam	126	5,726
ArcelorMittal SA (Netherlands) (a)	4,970	33,582
Braas Monier Building Group SA	43	1,238
Eurofins Scientific SA	34	15,448
Grand City Properties SA	349	6,132
Millicom International Cellular SA (depository receipt)	160	7,034
RTL Group SA	91	7,133
SAF-Holland SA	205	2,751
SES SA (France) (depositary receipt)	1,003	23,067
Subsea 7 SA (a)	814	9,133
Tenaris SA	1,314	18,585

TOTAL LUXEMBOURG		129,829

Malaysia - 0.6%
AEON Credit Service Bhd	300	1,054
AirAsia Bhd	1,900	1,255
Alliance Financial Group Bhd	2,000	1,902
AMMB Holdings Bhd	6,200	6,207
Astro Malaysia Holdings Bhd	7,500	5,095
Axiata Group Bhd	7,400	8,679
British American Tobacco (Malaysia) Bhd	500	5,902
Bumi Armada Bhd	5,300	891
Bumiputra-Commerce Holdings Bhd	8,352	10,014
Bursa Malaysia Bhd	500	1,031
Cahya Mata Sarawak Bhd	1,100	1,007
CapitaLand Malaysia Mall Trust	4,400	1,678
Carlsberg Brewery BHD	300	1,043
Dialog Group Bhd	5,400	1,995
DiGi.com Bhd	8,400	10,072
Felda Global Ventures Holdings Bhd	1,800	862
Gamuda Bhd	3,100	3,628
Genting Bhd	5,900	11,026
Genting Malaysia Bhd	8,200	9,304
Genting Plantations Bhd	400	1,049
Hap Seng Consolidated Bhd	2,000	3,714
Hartalega Holdings Bhd	2,400	2,803
Hong Leong Bank Bhd	1,500	4,763
Hong Leong Credit Bhd	300	1,124
IGB (REIT)	3,200	1,236
IHH Healthcare Bhd	8,100	12,358
IJM Corp. Bhd	10,600	8,339
Inari Amertron Bhd	4,300	3,434
IOI Corp. Bhd	6,800	7,294
IOI Properties Group Sdn Bhd	3,700	2,161
Kossan Rubber Industries Bhd	1,200	1,931
KPJ Healthcare Bhd	900	901
Kuala Lumpur Kepong Bhd	1,000	5,712
Lafarge Malaysia Bhd	900	1,738
Malayan Banking Bhd	8,634	16,260
Malaysia Airports Holdings Bhd	2,900	4,583
Maxis Bhd	5,600	7,956
MISC Bhd	3,000	5,378
My E.G.Services Bhd	2,000	1,163
Osk Holdings Bhd	2,500	900
Petronas Chemicals Group Bhd	7,800	13,015
Petronas Dagangan Bhd	1,000	5,569
Petronas Gas Bhd	2,000	10,489
PPB Group Bhd	1,700	6,533
Press Metal Bhd	1,400	1,455
Public Bank Bhd	7,000	33,139
QL Resources Bhd	1,400	1,475
RHB Capital Bhd	2,800	3,224
SapuraKencana Petroleum Bhd (a)	11,800	4,557
Sime Darby Bhd	6,800	13,276
Sunway (REIT)	5,900	2,588
Sunway Bhd	2,300	1,711
TA Enterprise Bhd	8,100	927
Telekom Malaysia Bhd	3,400	5,301
Tenaga Nasional Bhd	8,500	29,056
TIME dotCom Bhd	600	1,144
Top Glove Corp. Bhd	2,800	3,304
UMW Holdings Bhd	1,600	2,273
Westports Holdings Bhd	1,900	1,997
Yinson Holdings Bhd	1,400	1,045
YTL Corp. Bhd	12,800	4,851
YTL Power International Bhd	6,700	2,444

TOTAL MALAYSIA		326,815

Malta - 0.0%
Brait SA	838	5,568
Unibet Group PLC unit	680	6,000

TOTAL MALTA		11,568

Marshall Islands - 0.0%
Seaspan Corp.	71	878
VTTI Energy Partners LP	136	2,407

TOTAL MARSHALL ISLANDS		3,285

Mauritius - 0.0%
Golden Agri-Resources Ltd.	23,100	6,392
Mexico - 0.8%
Alfa SA de CV Series A	6,800	10,311
Alsea S.A.B. de CV	1,200	4,478
America Movil S.A.B. de CV Series L	83,100	55,045
Banregio Grupo Financiero S.A.B. de CV	400	2,621
Bolsa Mexicana de Valores S.A.B. de CV	600	961
CEMEX S.A.B. de CV unit	37,300	32,285
Coca-Cola FEMSA S.A.B. de CV Series L	1,500	11,268
Compartamos S.A.B. de CV	3,500	6,907
Concentradora Fibra Hotelera Mexicana SA de CV	2,200	1,728
Controladora Comercial Mexicana S.A.B de C.V. (a)	1,600	1,459
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	2,000	3,820
Corporacion Inmobiliaria Vesta S.A.B. de CV	2,500	3,783
El Puerto de Liverpool S.A.B. de CV Class C	400	4,193
Embotelladoras Arca S.A.B. de CV	1,100	6,845
Fibra Uno Administracion SA de CV	6,100	11,641
Fomento Economico Mexicano S.A.B. de CV unit	4,900	47,001
Genomma Lab Internacional SA de CV (a)	2,400	2,871
Gruma S.A.B. de CV Series B	475	6,591
Grupo Aeromexico S.A.B. de CV (a)	1,000	1,975
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	800	7,733
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	605	9,623
Grupo Aeroportuario Norte S.A.B. de CV	900	5,236
Grupo Bimbo S.A.B. de CV Series A	4,800	12,929
Grupo Carso SA de CV Series A1	1,500	6,547
Grupo Comercial Chedraui S.A.B. de CV	500	1,115
Grupo Financiero Banorte S.A.B. de CV Series O	6,600	38,868
Grupo Financiero Inbursa S.A.B. de CV Series O	5,500	8,925
Grupo Financiero Interacciones SA de CV	500	2,446
Grupo Financiero Santander Mexico S.A.B. de CV	5,400	9,774
Grupo Herdez S.A.B. de CV	800	1,940
Grupo Lala S.A.B. de CV	1,200	2,234
Grupo Mexico SA de CV Series B	10,200	25,132
Grupo Televisa SA de CV	6,700	32,967
Hoteles City Express S.A.B. de CV (a)	1,700	1,747
Industrias Bachoco SA de CV Series B	200	886
Industrias CH SA de CV (a)	400	1,894
Industrias Penoles SA de CV	405	9,822
Kimberly-Clark de Mexico SA de CV Series A	3,700	7,979
Macquarie Mexican (REIT)	1,700	2,142
Mexichem S.A.B. de CV	2,600	6,218
Minera Frisco S.A.B. de CV (a)	4,100	3,191
OHL Mexico S.A.B. de CV (a)	2,600	3,062
Prologis Property Mexico SA	1,900	3,195
Promotora y Operadora de Infraestructura S.A.B. de CV	640	7,155
Telesites S.A.B. de C.V. (a)	5,600	3,235
Terrafina	1,900	3,148
Wal-Mart de Mexico SA de CV Series V	13,300	28,140

TOTAL MEXICO		463,066

Netherlands - 2.4%
Aalberts Industries NV	190	6,002
ABN AMRO Group NV GDR	631	14,564
Accell Group NV	90	2,253
AEGON NV	4,604	19,917
AerCap Holdings NV (a)	414	17,020
Ahold Delhaize NV	3,261	74,441
Airbus Group NV	1,517	90,079
Akzo Nobel NV	650	42,013
Altice NV:
Class A (a)	788	14,532
Class B (a)	495	9,213
Amsterdam Commodities NV	127	2,868
Arcadis NV	263	3,465
ASM International NV (Netherlands)	193	8,233
ASML Holding NV (Netherlands)	965	102,091
BE Semiconductor Industries NV	65	2,117
BinckBank NV	316	1,875
Brunel International NV	60	979
CNH Industrial NV	2,517	19,562
COSMO Pharmaceuticals NV	24	3,490
CSM NV (exchangeable)	193	4,453
Delta Lloyd NV	1,429	8,643
Eurocommercial (Certificaten Van Aandelen) unit	173	7,365
Euronext NV	158	6,323
Ferrari NV	321	16,907
Fiat Chrysler Automobiles NV	2,515	18,415
Flow Traders (a)	96	2,962
Fugro NV (Certificaten Van Aandelen) (a)	195	3,485
Gemalto NV	258	14,029
Heineken Holding NV	225	17,317
Heineken NV (Bearer)	589	48,525
IMCD Group BV	168	7,267
ING Groep NV (Certificaten Van Aandelen)	10,122	132,872
Intertrust NV	74	1,561
Interxion Holding N.V. (a)	250	9,308
Koninklijke BAM Groep NV	678	3,156
Koninklijke Boskalis Westminster NV	243	7,841
Koninklijke DSM NV	493	31,703
Koninklijke KPN NV	9,308	30,351
Koninklijke Philips Electronics NV	2,333	70,298
Koninklijke Wessanen NV	97	1,159
Mobileye NV (a)	437	16,248
Mylan N.V. (a)	16	584
NN Group NV	835	25,161
Nsi NV	1,278	5,008
NXP Semiconductors NV (a)	770	77,000
OCI NV (a)	309	4,291
PostNL NV (a)	1,034	4,872
QIAGEN NV (Germany) (a)	533	13,051
Randstad Holding NV	287	14,781
Refresco Group NV	113	1,650
RELX NV	2,600	43,843
SBM Offshore NV	477	6,852
Steinhoff International Holdings NV (South Africa)	8,009	43,235
STMicroelectronics NV	1,917	18,194
TKH Group NV unit	200	7,702
TomTom Group BV (a)	281	2,272
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,160	174,354
VastNed Retail NV	32	1,230
Vopak NV	172	8,686
Wereldhave NV	144	6,449
Wolters Kluwer NV	844	32,664

TOTAL NETHERLANDS		1,386,781

New Zealand - 0.2%
Air New Zealand Ltd.	962	1,328
Argosy Property Ltd.	3,507	2,633
Auckland International Airport Ltd.	2,306	10,867
Chorus Ltd.	558	1,458
Contact Energy Ltd.	2,655	9,018
Fisher & Paykel Healthcare Corp.	1,439	9,117
Fletcher Building Ltd.	1,662	12,325
Freightways Ltd.	600	2,742
Genesis Energy Ltd.	868	1,217
Goodman Property Trust	1,052	937
Infratil Ltd.	1,544	3,290
Kiwi Property Group Ltd.	2,080	2,179
Mercury Nz Ltd.	974	2,124
Meridian Energy Ltd.	4,315	7,930
Metlifecare Ltd.	221	913
Precinct Properties New Zealand Ltd.	3,542	3,153
Ryman Healthcare Group Ltd.	1,129	7,169
Sky Network Television Ltd.	1,213	4,007
SKYCITY Entertainment Group Ltd.	2,183	6,088
Spark New Zealand Ltd.	6,255	16,371
Summerset Group Holdings Ltd.	303	1,031
The a2 Milk Co. Ltd. (a)	2,230	2,966
Trade Maine Group Ltd.	627	2,179
Xero Ltd. (a)	175	2,223
Z Energy Ltd.	1,125	6,291

TOTAL NEW ZEALAND		119,556

Norway - 0.5%
Aker ASA (A Shares)	32	1,181
Aker Bp ASA (a)	292	4,686
Aker Solutions ASA (a)	219	1,008
Austevoll Seafood ASA	322	2,903
Borregaard ASA	168	1,647
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	962	824
DNB ASA	2,450	35,435
Entra ASA	104	1,114
Europris ASA	571	2,909
Gjensidige Forsikring ASA	444	7,959
IDEX ASA (a)	2,103	1,726
Leroy Seafood Group ASA	99	5,235
Marine Harvest ASA	903	16,386
Merkantildata ASA	300	2,687
Nordic VLSI ASA (a)	214	855
Norsk Hydro ASA	4,102	18,339
Norwegian Air Shuttle A/S (a)	92	3,102
Ocean Yield ASA	229	1,912
Opera Software ASA (a)	279	1,967
Orkla ASA	2,141	20,216
Petroleum Geo-Services ASA (a)	433	1,165
Protector Forsikring ASA	221	1,892
Salmar ASA	161	5,226
Schibsted ASA:
(A Shares)	251	6,018
(B Shares)	107	2,409
Skandiabanken ASA	350	2,605
Sparebanken Midt-Norge	434	3,191
Sparebanken Nord-Norge	530	3,060
Statoil ASA	2,858	46,660
Storebrand ASA (A Shares) (a)	1,158	5,959
Telenor ASA	1,987	31,624
TGS Nopec Geophysical Co. ASA	384	7,785
Thin Film Electronics ASA (a)	2,726	1,373
XXL ASA	166	2,079
Yara International ASA	543	19,190

TOTAL NORWAY		272,327

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,972	20,123
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	470	6,246
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	4,620	7,441
Aboitiz Power Corp.	4,200	3,985
ABS CBN Broadcasting Corp. (depositary receipt)	1,100	1,046
Alliance Global Group, Inc.	3,200	942
Ayala Corp.	760	13,104
Ayala Land, Inc.	21,500	16,093
Bank of the Philippine Islands (BPI)	1,680	3,507
BDO Unibank, Inc.	4,340	10,109
Bloomberry Resorts Corp. (a)	8,700	1,063
Cebu Air, Inc.	510	1,106
Cosco Capital, Inc.	9,000	1,580
D&L Industries, Inc.	4,200	952
DMCI Holdings, Inc.	10,100	2,607
DoubleDragon Properties Corp. (a)	2,010	2,316
Filinvest Land, Inc.	24,000	877
First Gen Corp.	2,200	1,043
First Phillipines Holdings Corp.	680	974
Globe Telecom, Inc.	95	3,492
GT Capital Holdings, Inc.	220	5,955
International Container Terminal Services, Inc.	1,580	2,538
JG Summit Holdings, Inc.	7,200	11,299
Jollibee Food Corp.	1,100	5,406
Manila Water Co., Inc.	2,400	1,499
Megaworld Corp.	42,000	3,486
Metro Pacific Investments Corp.	37,600	5,590
Metropolitan Bank & Trust Co.	2,150	3,609
Philippine Long Distance Telephone Co.	300	9,478
PNOC Energy Development Corp.	14,300	1,742
Robinsons Land Corp.	6,100	3,898
Security Bank Corp.	460	2,093
SM Investments Corp.	530	7,354
SM Prime Holdings, Inc.	19,500	10,831
Universal Robina Corp.	2,000	7,516
Vista Land & Lifescapes, Inc.	7,900	853

TOTAL PHILIPPINES		155,384

Poland - 0.2%
Alior Bank SA (a)	150	1,803
Asseco Poland SA	156	2,082
Bank Handlowy w Warszawie SA	53	1,050
Bank Millennium SA (a)	1,070	1,574
Bank Polska Kasa Opieki SA	439	13,545
Bank Zachodni WBK SA	92	7,434
BRE Bank SA (a)	42	3,788
Budimex SA	33	1,710
CD Projekt RED SA (a)	104	1,057
Ciech SA	58	946
Cyfrowy Polsat SA (a)	381	2,352
ENEA SA (a)	514	1,315
Energa SA	589	1,207
Eurocash SA	240	2,432
Globe Trade Centre SA (a)	954	1,953
Grupa Lotos SA (a)	171	1,482
Jastrzebska Spolka Weglowa SA (a)	123	2,279
KGHM Polska Miedz SA (Bearer)	388	7,030
Kruk SA	56	3,247
LPP SA	4	5,995
NG2 SA	74	3,755
PKP Cargo SA (a)	161	1,761
Polish Oil & Gas Co. SA	4,881	6,245
Polska Grupa Energetyczna SA	2,597	6,798
Polski Koncern Naftowy Orlen SA	881	17,471
Powszechna Kasa Oszczednosci Bank SA	2,170	15,200
Powszechny Zaklad Ubezpieczen SA	1,605	11,144
Synthos SA (a)	1,001	1,209
Tauron Polska Energia SA (a)	4,953	3,346
Telekomunikacja Polska SA	2,308	3,294
Zaklady Azotowe w Tarnowie-Moscicach SA	82	1,306

TOTAL POLAND		135,810

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	2,112	2,812
BPI-SGPS SA (a)	795	986
CTT Correios de Portugal SA	627	4,150
Energias de Portugal SA	6,476	21,405
Galp Energia SGPS SA Class B	1,055	14,303
Jeronimo Martins SGPS SA	641	11,026
NOS SGPS SA	1,080	7,175
Portucel Industrial Empresa Produtora de Celulosa SA	406	1,190
REN - Redes Energeticas Nacionais SGPS SA	925	2,703
Sonae SGPS SA	1,653	1,316

TOTAL PORTUGAL		67,066

Qatar - 0.2%
Barwa Real Estate Co. (a)	322	2,825
Commercial Bank of Qatar (a)	487	4,774
Doha Bank (a)	209	2,089
Ezdan Holding Group (a)	1,851	7,980
Gulf International Services QSC (a)	100	840
Industries Qatar QSC (a)	447	12,520
Masraf al Rayan (a)	1,149	10,917
Qatar Electricity & Water Co. (a)	71	4,094
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	799	4,961
Qatar Insurance Co. SAQ (a)	318	7,650
Qatar Islamic Bank (a)	222	6,243
Qatar National Bank SAQ	603	26,494
Qatar National Cement Co. QSC (a)	49	1,110
Qatar Telecom (Qtel) Q.S.C. (a)	229	6,100
Qatari Investors Group QSC (a)	68	1,083
United Development Co. (a)	747	4,082
Vodafone Qatar QSC (a)	451	1,302

TOTAL QATAR		105,064

Russia - 0.7%
Acron Group (a)	19	899
Aeroflot - Russian Airlines (a)	1,100	2,255
Alrosa Co. Ltd. (a)	6,000	8,385
DIXY Group OJSC (a)	310	1,581
Federal Grid Co. of Unified Energy System (a)	400,000	1,079
Gazprom OAO (a)	31,116	68,185
Inter Rao Ues JSC (a)	72,282	3,876
LSR Group OJSC GDR (Reg. S)	361	1,022
Lukoil PJSC (a)	1,106	53,970
Magnit OJSC GDR (Reg. S)	748	29,688
MegaFon PJSC GDR	345	3,288
MMC Norilsk Nickel PJSC (a)	162	23,875
Mobile TeleSystems OJSC sponsored ADR	1,495	11,526
Moscow Exchange MICEX-RTS OAO (a)	3,330	6,130
NOVATEK OAO GDR (Reg. S)	242	25,870
PhosAgro OJSC GDR (Reg. S)	347	4,303
Rosneft Oil Co. OJSC (a)	2,871	15,743
Rostelecom PJSC (a)	3,210	4,000
RusHydro PJSC (a)	420,000	5,266
Sberbank of Russia (a)	27,862	64,853
Severstal PAO (a)	520	7,270
Sistema JSFC sponsored GDR	574	4,288
Surgutneftegas OJSC (a)	20,400	8,692
Tatneft PAO (a)	3,952	22,128
VTB Bank OJSC (a)	12,601,820	13,466

TOTAL RUSSIA		391,638

Singapore - 0.8%
Ascendas India Trust	5,300	4,076
Ascendas Real Estate Investment Trust	4,800	8,177
Ascott Residence Trust	2,700	2,203
Asian Pay Television Trust	3,600	1,333
Cache Logistics Trust	4,400	2,625
CapitaCommercial Trust (REIT)	4,800	5,434
CapitaLand Ltd.	6,800	15,103
CapitaMall Trust	6,800	10,118
CDL Hospitality Trusts unit	3,900	3,756
City Developments Ltd.	1,200	7,323
ComfortDelgro Corp. Ltd.	4,800	8,763
Croesus Retail Trust	4,281	2,646
DBS Group Holdings Ltd.	4,736	51,062
Ezion Holdings Ltd. (a)	6,000	1,294
First Resources Ltd.	700	916
Frasers Centrepoint Trust	1,600	2,392
Global Logistic Properties Ltd.	6,800	8,676
Hutchison Port Holdings Trust	14,200	6,319
Jardine Cycle & Carriage Ltd.	300	9,104
K-REIT Asia	2,800	2,194
Keppel Corp. Ltd.	3,900	14,801
Keppel DC (REIT)	6,900	6,175
Macquarie MEAG Prime (REIT)	8,200	4,804
Mapletree Commercial Trust	5,823	6,404
Mapletree Greater China Commercial Trust	2,800	2,093
Mapletree Industrial (REIT)	3,100	3,833
Mapletree Logistics Trust (REIT)	1,931	1,437
MobileOne Ltd.	2,400	3,519
Oversea-Chinese Banking Corp. Ltd.	8,200	49,981
Raffles Medical Group Ltd.	1,700	1,839
Sembcorp Industries Ltd.	3,300	6,001
Sembcorp Marine Ltd.	2,100	1,955
Singapore Airlines Ltd.	1,200	8,737
Singapore Airport Terminal Service Ltd.	1,700	5,914
Singapore Exchange Ltd.	2,900	14,779
Singapore Post Ltd.	7,200	8,280
Singapore Press Holdings Ltd.	5,400	14,439
Singapore Technologies Engineering Ltd.	4,600	10,349
Singapore Telecommunications Ltd.	20,900	58,287
StarHub Ltd.	800	1,944
Suntec (REIT)	8,500	10,264
United Engineers Ltd.	1,700	3,165
United Overseas Bank Ltd.	3,430	46,300
UOL Group Ltd.	1,700	6,928
Venture Corp. Ltd.	1,300	8,877
Wilmar International Ltd.	4,600	10,944
Yangzijiang Shipbuilding Holdings Ltd.	3,000	1,606

TOTAL SINGAPORE		467,169

South Africa - 1.4%
Advtech Ltd.	1,015	1,310
Aeci Ltd.	370	2,793
African Rainbow Minerals Ltd.	232	1,678
Anglo American Platinum Ltd. (a)	164	3,864
AngloGold Ashanti Ltd. (a)	1,121	15,263
Arrowhead Properties Ltd. A linked	2,443	1,578
Aspen Pharmacare Holdings Ltd.	1,008	21,958
Assore Ltd.	133	1,800
Attacq Ltd. (a)	743	942
AVI Ltd.	889	6,248
Barclays Africa Group Ltd.	1,167	13,533
Barloworld Ltd.	691	4,476
Bidcorp Ltd.	904	15,940
Bidvest Group Ltd.	854	10,603
Blue Label Telecoms Ltd.	760	1,150
Capitec Bank Holdings Ltd.	112	5,690
Cashbuild Ltd.	49	1,431
City Lodge Hotels Ltd.	140	1,514
Clicks Group Ltd.	607	5,650
Coronation Fund Managers Ltd.	710	3,819
DataTec Ltd.	411	1,368
Discovery Ltd.	847	7,238
Emira Property Fund Ltd.	1,649	1,712
EOH Holdings Ltd.	246	2,917
Exxaro Resources Ltd.	389	2,862
Famous Brands Ltd.	170	1,983
FirstRand Ltd.	8,718	31,242
Fortress Income Fund Ltd.:
Class A	3,441	4,172
Class B	1,340	3,186
Foschini Ltd.	717	7,381
Gold Fields Ltd.	2,322	9,577
Grindrod Ltd.	1,178	971
Growthpoint Properties Ltd.	5,950	11,094
Harmony Gold Mining Co. Ltd.	1,157	3,592
Hosken Consolidated Investment Ltd.	120	1,130
Hyprop Investments Ltd.	679	6,028
Impala Platinum Holdings Ltd. (a)	1,616	6,496
Imperial Holdings Ltd.	440	5,558
Investec Ltd.	924	5,698
JSE Ltd.	215	2,508
KAP Industrial Holdings Ltd.	6,065	3,486
Liberty Holdings Ltd.	348	2,993
Life Healthcare Group Holdings Ltd.	2,610	6,968
Massmart Holdings Ltd.	371	3,215
MMI Holdings Ltd.	2,958	4,960
Mondi Ltd.	280	5,472
Mpact Ltd.	435	1,064
Mr Price Group Ltd.	597	6,806
MTN Group Ltd.	4,372	37,762
Murray & Roberts Holdings Ltd.	982	672
Nampak Ltd.	1,842	2,568
Naspers Ltd. Class N	1,137	190,563
Nedbank Group Ltd.	490	8,013
Netcare Ltd.	2,193	5,632
Northam Platinum Ltd. (a)	1,125	4,107
Omnia Holdings Ltd.	91	1,103
Pick 'n Pay Stores Ltd.	1,066	5,217
Pioneer Foods Ltd.	337	4,068
Pretoria Portland Cement Co. Ltd.	3,932	1,604
PSG Group Ltd.	153	2,391
Rand Merchant Insurance Holdings Ltd.	2,536	7,595
Rebosis Property Fund Ltd.	1,887	1,595
Redefine Properties Ltd.	10,872	9,337
Remgro Ltd.	1,559	25,899
Resilient Property Income Fund Ltd.	717	5,933
Reunert Ltd.	722	3,304
RMB Holdings Ltd.	1,997	8,815
SA Corporate Real Estate Fund	4,096	1,680
Sanlam Ltd.	3,390	16,432
Sappi Ltd. (a)	1,288	7,164
Sasol Ltd.	1,443	39,848
Shoprite Holdings Ltd.	1,189	17,548
Sibanye Gold Ltd.	1,568	4,362
Spar Group Ltd.	487	6,898
Standard Bank Group Ltd.	3,441	36,508
Sun International Ltd.	233	1,439
Super Group Ltd. (a)	861	2,541
Telkom SA Ltd.	736	3,396
Tiger Brands Ltd.	480	13,669
Tongaat Hulett Ltd.	301	2,721
Trencor Ltd.	474	1,009
Truworths International Ltd.	1,203	6,375
Tsogo Sun Holdings Ltd.	671	1,523
Vodacom Group Ltd.	992	10,701
Vukile Property Fund Ltd.	2,571	3,527
Wilson Bayly Holmes-Ovcon Ltd.	192	2,164
Woolworths Holdings Ltd.	2,736	15,849
Zeder Investments Ltd.	2,233	1,105

TOTAL SOUTH AFRICA		795,554

Spain - 2.0%
Abertis Infraestructuras SA	1,531	22,731
Acerinox SA	443	5,456
ACS Actividades de Construccion y Servicios SA	610	18,703
Aena SA	160	23,492
Almirall SA	322	4,634
Amadeus IT Holding SA Class A	1,127	53,198
Applus Services SA	556	5,342
Atresmedia Corporacion de Medios de Comunicacion SA	213	2,193
Axiare Patrimonio SOCIMI SA	118	1,679
Azucarera Ebro Agricolas SA	209	4,511
Banco Bilbao Vizcaya Argentaria SA	17,237	124,084
Banco de Sabadell SA	14,990	20,059
Banco Popular Espanol SA	9,543	10,465
Banco Santander SA:
rights 11/1/16 (a)	35,258	1,974
(Spain)	37,715	184,805
Bankia SA	12,064	10,621
Bankinter SA	1,903	14,569
Bolsas Y Mercados Espanoles	212	6,416
CaixaBank SA	8,830	26,644
Catalana Occidente SA	140	4,412
Cellnex Telecom Sau	402	6,602
Cie Automotive SA	67	1,382
Compania de Distribucion Integral Logista Holdings SA	174	3,864
Construcciones y Auxiliar de Ferrocarriles	6	2,261
Corporacion Financiera Alba SA	56	2,454
Distribuidora Internacional de Alimentacion SA	1,435	7,683
Enagas SA	563	16,162
Ence Energia y Celulosa SA	384	839
Endesa SA	816	17,346
Euskaltel, S.A. (a)	190	1,915
FAES FARMA SA	574	2,108
Ferrovial SA	1,206	23,466
Ferrovial SA rights 11/14/16 (a)	1,206	516
Fomento Construcciones y Contratas SA (FOCSA) (a)	118	1,021
Gamesa Corporacion Tecnologica SA	676	15,639
Gas Natural SDG SA	929	18,331
Grifols SA	719	14,215
Grupo Acciona SA	98	7,460
Hispania Activos Inmobiliarios SA	360	4,434
Iberdrola SA	13,284	90,543
Inditex SA	2,772	96,903
Indra Sistemas (a)	202	2,502
Inmobiliaria Colonial SA	624	4,407
International Consolidated Airlines Group SA	1,940	10,303
Lar Espana Real Estate Socimi SA	145	1,043
Liberbank SA (a)	1,167	1,159
MAPFRE SA (Reg.)	2,523	7,497
Mediaset Espana Comunicacion SA	618	6,903
Melia Hotels International SA	499	6,171
Merlin Properties Socimi SA	898	10,094
Miquel y Costas & Miquel SA	34	1,447
New Hampshire Hotel Group S.A (a)	689	3,044
Obrascon Huarte Lain SA	436	1,753
Pharma Mar SA (a)	321	869
Promotora de Informaciones SA (a)	255	1,769
Prosegur Compania de Seguridad SA (Reg.)	794	5,770
Red Electrica Corporacion SA	1,125	23,471
Repsol YPF SA	3,039	42,585
Talgo SA (a)	213	991
Tecnicas Reunidas SA	150	5,626
Telefonica SA	11,676	118,635
Vallehermoso SA (a)	640	1,463
Viscofan Envolturas Celulosicas SA	122	5,750
Zardoya Otis SA	722	6,095

TOTAL SPAIN		1,150,479

Sweden - 1.9%
AarhusKarlshamn AB	90	5,944
AF AB (B Shares)	145	2,657
Alfa Laval AB	826	11,870
Arcam AB (a)	48	1,581
ASSA ABLOY AB (B Shares)	2,600	47,251
Atlas Copco AB:
(A Shares)	1,701	49,907
(B Shares)	885	23,144
Attendo AB	189	1,611
Avanza Bank Holding AB	77	2,911
Axfood AB	188	2,939
Bergman & Beving AB (B Shares)	60	1,335
Betsson AB (B Shares)	333	3,215
Bilia AB (A Shares)	118	2,815
Billerud AB	436	7,164
Boliden AB	771	17,866
Bonava AB (a)	258	3,188
Bravida AB	145	891
Bure Equity AB	215	2,357
BYGGmax Group AB	241	1,588
Capio AB	157	827
Castellum AB	579	7,846
Clas Ohlson AB (B Shares)	208	2,936
Cloetta AB	292	1,035
Com Hem Holding AB	394	3,551
Concentric AB	90	1,071
D. Carnegie & Co. AB (a)	152	1,708
Dios Fastigheter AB	128	854
Dometic Group AB	398	2,816
Duni AB	68	905
Electrolux AB (B Shares)	672	15,914
Elekta AB (B Shares) (a)	999	8,666
Eltel AB	115	713
Evolution Gaming Group AB	34	981
Fabege AB	437	7,383
Fastighets AB Balder (a)	275	6,248
Fingerprint Cards AB (a)	848	8,215
Getinge AB (B Shares)	535	8,766
Granges AB	102	991
H&M Hennes & Mauritz AB (B Shares)	2,422	68,138
Haldex AB	84	1,083
Hemfosa Fastigheter AB	472	4,442
Hexagon AB (B Shares)	670	23,456
HEXPOL AB (B Shares)	627	5,154
Hoist Finance AB	107	966
Holmen AB (B Shares)	114	3,903
Hufvudstaden AB Series A	215	3,328
Husqvarna AB (B Shares)	1,012	7,613
ICA Gruppen AB	207	6,429
Industrivarden AB (C Shares)	502	8,959
Indutrade AB	307	5,707
Intrum Justitia AB	264	8,140
Investment AB Oresund	100	1,600
Investor AB (B Shares)	1,062	37,755
Inwido AB	197	2,154
JM AB (B Shares)	235	6,767
Kinnevik AB (B Shares)	573	14,490
Klovern AB (B Shares)	737	777
Kungsleden AB	287	1,811
Lifco AB	133	3,366
Lindab International AB	121	1,037
Loomis AB (B Shares)	205	5,833
Lundbergfoeretagen AB	74	4,793
Lundin Petroleum AB (a)	653	11,748
Mekonomen AB	97	1,724
Modern Times Group MTG AB (B Shares)	194	5,224
Mycronic AB	246	2,567
NCC AB Series B	243	6,177
Net Entertainment NE AB	496	3,907
Nibe Industrier AB (B Shares)	1,102	8,199
Nobia AB	430	3,747
Nobina AB	433	2,900
Nolato AB Series B	39	1,118
Nordea Bank AB	7,761	81,587
Pandox AB	213	3,377
Peab AB	784	6,653
Ratos AB (B Shares)	630	2,589
RaySearch Laboratories AB	121	2,679
Recipharm AB	74	1,077
Rezidor Hotel Group AB	372	1,520
Saab AB (B Shares)	198	7,015
Sandvik AB	2,646	30,086
Securitas AB (B Shares)	926	14,312
Skandinaviska Enskilda Banken AB (A Shares)	3,782	38,167
Skanska AB (B Shares)	873	18,964
SKF AB (B Shares)	1,052	17,832
SkiStar AB	101	1,554
SSAB Svenskt Stal AB:
(A Shares) (a)	340	1,078
(B Shares) (a)	1,920	5,098
Starbreeze AB (a)	563	1,384
Svenska Cellulosa AB (SCA) (B Shares)	1,541	43,660
Svenska Handelsbanken AB (A Shares)	3,860	52,624
Sweco AB (B Shares)	371	7,439
Swedbank AB (A Shares)	2,271	53,204
Swedish Match Co. AB	548	19,069
Swedish Orphan Biovitrum AB (a)	510	5,226
Tele2 AB:
rights 11/16/16 (a)	1,186	355
(B Shares)	1,186	9,802
Telefonaktiebolaget LM Ericsson (B Shares)	8,028	38,943
TeliaSonera AB	6,853	27,390
Thule Group AB	174	2,687
Tobii AB (a)	136	1,050
Trelleborg AB (B Shares)	761	13,287
Vitrolife AB	17	880
Volvo AB (B Shares)	3,961	42,539
Wallenstam AB (B Shares)	782	6,022
Wihlborgs Fastigheter AB	257	4,979

TOTAL SWEDEN		1,110,800

Switzerland - 5.2%
ABB Ltd. (Reg.)	4,959	102,306
Actelion Ltd.	294	42,486
Adecco SA (Reg.)	464	27,595
AFG Arbonia-Forster-Holding AG (a)	62	930
Allreal Holding AG	52	7,651
Aryzta AG	256	11,248
Ascom Holding AG (Reg.)	120	2,055
Autoneum Holding AG	4	1,059
Baloise Holdings AG	142	17,478
Banque Cantonale Vaudoise	9	5,653
Barry Callebaut AG	6	7,470
Basilea Pharmaceutica AG (a)	48	3,235
BKW AG	23	1,070
Bobst Group SA	58	3,194
Bossard Holding AG	30	4,275
Bucher Industries AG	11	2,444
Burckhardt Compression Holding AG	6	1,740
Cembra Money Bank AG	114	8,715
Clariant AG (Reg.)	865	14,327
Coca-Cola HBC AG	426	9,208
Comet Holding AG	1	866
Compagnie Financiere Richemont SA Series A	1,369	88,013
Credit Suisse Group AG	4,905	68,438
Daetwyler Holdings AG	13	1,779
Dufry AG (a)	118	14,357
Emmi AG	5	2,951
Ems-Chemie Holding AG	25	12,550
Flughafen Zuerich AG	80	14,714
Forbo Holding AG (Reg.)	2	2,551
Galenica AG	11	11,027
GAM Holding Ltd.	483	4,681
Gategroup Holding AG	79	4,040
Geberit AG (Reg.)	100	42,312
Georg Fischer AG (Reg.)	9	7,981
Givaudan SA	25	48,381
Helvetia Holding AG (Reg.)	20	10,409
Huber+Suhner AG	60	3,493
Implenia AG	41	2,745
INFICON Holding AG	12	4,311
Intershop Holding AG	12	6,124
Julius Baer Group Ltd.	655	26,515
Kaba Holding AG (B Shares) (Reg.)	8	5,558
Kardex AG	11	940
Komax Holding AG (Reg.)	5	1,205
Kudelski SA (Bearer)	61	1,051
Kuehne & Nagel International AG	158	21,428
Lafargeholcim Ltd. (Reg.)	1,218	65,051
Leonteq AG	15	865
Lindt & Spruengli AG (participation certificate)	4	20,777
Logitech International SA (Reg.)	418	10,117
Lonza Group AG	133	25,107
Meyer Burger Technology AG (a)	228	747
Mobimo Holding AG	9	2,166
Nestle SA (Reg. S)	8,196	594,273
Novartis AG	5,808	412,180
OC Oerlikon Corp. AG (Reg.)	1,083	10,189
Oriflame Holding AG	99	3,640
Panalpina Welttransport Holding AG	17	2,208
Pargesa Holding SA	148	9,938
Partners Group Holding AG	45	22,783
PSP Swiss Property AG	113	10,106
Rieter Holding AG (Reg.)	6	1,141
Roche Holding AG (participation certificate)	1,823	418,710
Schindler Holding AG:
(participation certificate)	56	10,407
(Reg.)	107	19,788
Schweiter Technologies AG	6	6,464
SFS Group AG	56	4,219
SGS SA (Reg.)	13	26,353
Siegfried Holding AG	11	2,262
Sika AG	6	28,837
Sonova Holding AG Class B	134	17,970
St.Galler Kantonalbank AG	3	1,126
Straumann Holding AG	33	12,389
Sulzer AG (Reg.)	50	4,926
Sunrise Communications Group AG	98	6,695
Swatch Group AG (Bearer)	77	23,165
Swatch Group AG (Bearer) (Reg.)	155	8,936
Swiss Life Holding AG	77	20,387
Swiss Prime Site AG	181	15,008
Swiss Re Ltd.	861	79,962
Swisscom AG	64	29,279
Syngenta AG (Switzerland)	242	96,840
Tecan Group AG	31	5,106
Temenos Group AG	166	10,711
u-blox Holding AG	24	4,535
UBS Group AG	9,578	135,508
Valiant Holding AG	89	8,441
Valora Holding AG	26	7,561
Vontobel Holdings AG	64	3,134
VZ Holding AG	7	2,073
Ypsomed Holding AG	5	955
Zehnder Group AG (a)	53	2,204
Zurich Insurance Group AG	390	102,037
ZZ Holding AG	6	4,144

TOTAL SWITZERLAND		2,993,979

Taiwan - 2.7%
Accton Technology Corp.	1,000	1,599
Acer, Inc.	10,000	4,599
Advanced Semiconductor Engineering, Inc.	16,000	18,817
Advantech Co. Ltd.	1,000	8,151
Asia Cement Corp.	7,000	6,117
Asia Pacific Telecom Co. Ltd. (a)	4,000	1,288
ASUSTeK Computer, Inc.	2,000	17,540
AU Optronics Corp.	21,000	7,984
Bank of Kaohsiung Co. Ltd.	14,728	4,134
Catcher Technology Co. Ltd.	2,000	15,700
Cathay Financial Holding Co. Ltd.	21,000	27,275
Chang Hwa Commercial Bank	11,240	5,758
Cheng Shin Rubber Industry Co. Ltd.	6,000	12,237
Chicony Electronics Co. Ltd.	1,005	2,576
Chin-Poon Industrial Co. Ltd.	1,000	1,919
China Airlines Ltd.	4,000	1,212
China Bills Finance Corp.	4,000	1,605
China Development Finance Holding Corp.	42,000	10,537
China Life Insurance Co. Ltd.	9,120	8,432
China Petrochemical Development Corp. (a)	7,000	2,005
China Steel Chemical Corp.	1,000	3,441
China Steel Corp.	29,000	20,972
Chinatrust Financial Holding Co. Ltd.	46,960	25,321
Chipbond Technology Corp.	1,000	1,384
Chroma ATE, Inc.	1,000	2,541
Chunghwa Telecom Co. Ltd.	10,000	34,273
Clevo Co. Ltd.	2,000	1,833
Compal Electronics, Inc.	14,000	8,348
Compeq Manufacturing Co. Ltd.	6,000	3,169
Coretronic Corp.	2,000	2,074
CTCI Corp.	3,000	4,410
Delta Electronics, Inc.	5,000	26,405
E Ink Holdings, Inc.	3,000	2,550
E.SUN Financial Holdings Co. Ltd.	20,500	11,671
ECLAT Textile Co. Ltd.	1,000	11,387
Elite Material Co. Ltd.	1,000	2,794
eMemory Technology, Inc.	1,000	10,625
EPISTAR Corp. (a)	2,000	1,364
Eternal Materials Co. Ltd.	2,160	2,281
EVA Airways Corp.	3,150	1,519
Evergreen Marine Corp. (Taiwan) (a)	3,000	1,123
Everlight Electronics Co. Ltd.	1,000	1,511
Far Eastern International Bank	4,080	1,162
Far Eastern Textile Ltd.	11,000	8,530
Far EasTone Telecommunications Co. Ltd.	5,000	11,831
Feng Hsin Iron & Steel Co.	2,000	2,658
Feng Tay Enterprise Co. Ltd.	1,120	4,689
First Financial Holding Co. Ltd.	19,270	10,115
FLEXium Interconnect, Inc.	2,000	5,703
Formosa Chemicals & Fibre Corp.	8,000	23,826
Formosa Petrochemical Corp.	3,000	10,039
Formosa Plastics Corp.	10,000	27,087
Formosa Taffeta Co. Ltd.	1,000	913
Foxconn Technology Co. Ltd.	2,010	5,840
Fubon Financial Holding Co. Ltd.	19,000	26,998
Giant Manufacturing Co. Ltd.	1,000	7,089
Giga-Byte Technology Co. Ltd.	3,000	3,954
Grape King Bio Ltd.	1,000	8,405
Great Wall Enterprise Co. Ltd.	2,000	1,824
HannStar Display Corp. (a)	9,000	2,258
Highwealth Construction Corp.	1,000	1,483
HIWIN Technologies Corp.	1,020	4,513
Hon Hai Precision Industry Co. Ltd. (Foxconn)	40,000	108,220
Hota Industrial Manufacturing Co. Ltd.	1,000	4,171
Hotai Motor Co. Ltd.	1,000	11,656
HTC Corp. (a)	2,000	5,861
Hua Nan Financial Holdings Co. Ltd.	22,496	11,452
Innolux Corp.	25,000	8,445
Inotera Memories, Inc. (a)	6,000	5,623
Inventec Corp.	8,000	6,267
Kenda Rubber Industrial Co. Ltd.	3,060	4,688
King Slide Works Co. Ltd.	1,000	12,275
King Yuan Electronics Co. Ltd.	3,000	2,640
King's Town Bank	4,000	3,280
Kinsus Interconnect Technology Corp.	2,000	4,624
Lee Chang Yung Chemical Industry Corp.	1,000	1,224
Lien Hwa Industrial Corp.	2,050	1,391
Lite-On Technology Corp.	6,009	8,634
Makalot Industrial Co. Ltd.	1,000	3,949
MediaTek, Inc.	4,000	30,449
Mega Financial Holding Co. Ltd.	27,000	18,498
Merida Industry Co. Ltd.	1,000	4,615
Merry Electronics Co. Ltd.	1,000	3,870
Micro-Star International Co. Ltd.	2,000	5,766
Namchow Chemical Industrial Co. Ltd.	1,000	2,135
Nan Ya Plastics Corp.	12,000	25,006
Nankang Rubber Tire Co. Ltd.	2,000	1,846
Nanya Technology Corp.	1,000	1,299
Nien Made Enterprise Co. Ltd.	1,000	11,609
Novatek Microelectronics Corp.	2,000	7,517
OBI Pharma, Inc. (a)	1,000	10,483
PChome Online, Inc.	1,000	10,879
Pegatron Corp.	5,000	13,480
Phison Electronics Corp.	1,000	7,105
Pou Chen Corp.	6,000	8,126
Powertech Technology, Inc.	3,000	8,573
President Chain Store Corp.	2,000	14,971
Qisda Corp.	8,000	3,375
Quanta Computer, Inc.	7,000	14,209
Radiant Opto-Electronics Corp.	1,000	1,691
Realtek Semiconductor Corp.	1,000	3,394
Ruentex Development Co. Ltd. (a)	2,000	2,309
Ruentex Industries Ltd.	1,000	1,614
Shin Kong Financial Holding Co. Ltd. (a)	26,000	5,649
Shin Zu Shing Co. Ltd.	1,000	3,016
Shinkong Insurance Co. Ltd.	2,000	1,510
Siliconware Precision Industries Co. Ltd.	5,000	7,570
Simplo Technology Co. Ltd.	1,000	3,092
Sino-American Silicon Products, Inc.	4,000	4,314
Sinopac Holdings Co.	34,350	9,925
Standard Foods Corp.	1,110	2,750
Synnex Technology International Corp.	2,100	2,245
Systex Corp.	1,000	1,687
Taichung Commercial Bank Co. Ltd.	4,068	1,160
TaiMed Biologics, Inc.	1,000	6,296
Taishin Financial Holdings Co. Ltd.	22,506	8,245
Taiwan Business Bank	8,400	2,126
Taiwan Cement Corp.	8,000	9,604
Taiwan Cooperative Financial Holding Co. Ltd.	19,350	8,500
Taiwan Fertilizer Co. Ltd.	2,000	2,683
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,760
Taiwan Glass Industry Corp. (a)	2,000	837
Taiwan Mobile Co. Ltd.	4,000	14,019
Taiwan Paiho Ltd.	1,000	3,410
Taiwan Secom Co.	1,000	2,870
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	384,440
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,503
Tatung Co. Ltd. (a)	12,000	3,163
TECO Electric & Machinery Co. Ltd.	4,000	3,559
Tong Hsing Electronics Industries Ltd.	1,000	3,457
Tong Yang Industry Co. Ltd.	1,000	2,328
Tripod Technology Corp.	2,000	4,739
TSRC Corp.	1,000	1,036
TTY Biopharm Co. Ltd.	1,000	3,774
Tung Ho Steel Enterprise Corp.	3,000	1,917
Unified-President Enterprises Corp.	13,000	25,193
Unimicron Technology Corp.	3,000	1,242
United Microelectronics Corp.	33,000	12,294
Vanguard International Semiconductor Corp.	3,000	6,128
Walsin Lihwa Corp.	8,000	2,804
Wei-Chuan Food Corp. (a)	2,000	1,135
Win Semiconductors Corp.	1,389	3,864
Winbond Electronics Corp.	4,000	1,259
Wistron Corp.	8,089	6,106
Wistron NeWeb Corp.	2,000	5,576
WPG Holding Co. Ltd.	2,000	2,347
Yageo Corp.	1,000	2,017
Yuanta Financial Holding Co. Ltd.	24,000	8,982
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,180
Yulon Motor Co. Ltd.	2,000	1,754
Yungtay Engineering Co. Ltd.	1,000	1,413

TOTAL TAIWAN		1,524,095

Thailand - 0.5%
Advanced Info Service PCL	1,300	5,695
Advanced Info Service PCL (For. Reg.)	2,400	10,514
Airports of Thailand PCL (For. Reg.)	1,000	10,874
Asia Plus Group Holdings PCL	15,000	1,456
Bangkok Airways PCL	5,500	3,909
Bangkok Bank PCL (For. Reg.)	400	1,815
Bangkok Dusit Medical Services PCL (For. Reg.)	11,800	7,679
Bangkok Expressway and Metro PCL	23,400	4,976
Bangkok Land PCL	52,700	2,376
Banpu PCL (For. Reg.)	2,500	1,306
Beauty Community Public Co. Ltd.	9,600	3,124
BEC World PCL (For. Reg.)	4,400	2,574
BTS Group Holdings PCL	28,400	6,930
Bumrungrad Hospital PCL (For. Reg.)	700	3,656
C.P. ALL PCL	1,000	1,734
C.P. ALL PCL (For. Reg.)	11,200	19,419
Carabao Group PCL	1,000	1,969
Central Pattana PCL (For. Reg.)	4,800	7,638
Charoen Pokphand Foods PCL (For. Reg.)	7,200	6,473
Delta Electronics PCL (For. Reg.)	1,100	2,465
Dynasty Ceramic PCL (For. Reg.)	17,900	2,279
Electricity Generating PCL (For. Reg.)	500	2,783
Energy Absolute PCL	1,800	1,451
Energy Earth PCL	7,600	998
Glow Energy PCL (For. Reg.)	900	1,978
Group Lease PCL	1,700	2,232
Gunkul Engineering PCL	19,100	2,704
Hana Microelectronics PCL (For. Reg.)	1,400	1,279
Home Product Center PCL (For. Reg.)	7,200	2,075
Indorama Ventures PCL	2,500	2,087
Indorama Ventures PCL (For. Reg.)	2,200	1,837
IRPC PCL	19,300	2,633
IRPC PCL (For. Reg.)	14,400	1,965
Jasmine International Public Co. Ltd.	6,100	1,454
Kasikornbank PCL	1,000	4,909
Kasikornbank PCL (For. Reg.)	3,900	19,145
KCE Electronics PCL	500	1,598
Kiatnakin Bank PCL (For. Reg.)	800	1,336
Krung Thai Bank PCL (For. Reg.)	17,400	8,542
Major Cineplex Group PCL (For. Reg.)	1,400	1,159
Minor International PCL (For. Reg.)	6,700	7,362
PTT Exploration and Production PCL (For. Reg.)	4,100	9,742
PTT Global Chemical PCL (For. Reg.)	5,100	8,734
PTT PCL	600	5,925
PTT PCL (For. Reg.)	2,300	22,713
Robinsons Department Store PCL (For. Reg.)	1,400	2,318
Siam Cement PCL (For. Reg.)	1,000	14,385
Siam Commercial Bank PCL (For. Reg.)	4,000	16,382
Siam Global House Publc Co. Ltd.	4,700	2,066
Sino-Thai Engineering & Construction PCL (For. Reg.)	1,700	1,237
Srisawad Power 1979 PCL	900	1,027
Superblock Public Co. Ltd. (a)	19,700	894
Thai Airways International PCL (For. Reg.) (a)	1,200	959
Thai Oil PCL (For. Reg.)	3,000	5,994
Thai Union Frozen Products PCL	3,700	2,292
Thai Union Frozen Products PCL (For. Reg.)	2,700	1,672
Thanachart Capital PCL (For. Reg.)	1,400	1,578
TMB PCL (For. Reg.)	38,600	2,314
True Corp. PCL (For. Reg.)	33,900	6,531
TThai Tap Water Supply PCL	5,000	1,498
WHA Corp. PCL (a)	25,000	2,355

TOTAL THAILAND		289,004

Turkey - 0.2%
Akbank T.A.S.	5,276	14,101
Akcansa Cimento A/S	294	1,226
Albaraka Turk Katilim Bankasi A/S	3,589	1,438
Anadolu Efes Biracilik Ve Malt Sanayii A/S	787	4,810
Anadolu Sigoria	2,500	1,390
Arcelik A/S	719	4,750
Aygaz A/S	428	1,510
Bim Birlesik Magazalar A/S JSC	486	7,916
Cimsa Cimento Sanayi Ve Ticaret A/S	254	1,262
Coca-Cola Icecek Sanayi A/S	232	2,624
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,524	4,620
Eregli Demir ve Celik Fabrikalari T.A.S.	3,874	5,258
Ford Otomotiv Sanayi A/S	134	1,370
Haci Omer Sabanci Holding A/S	2,517	7,606
Koc Holding A/S	1,651	6,883
NET Holding A/S (a)	1,018	1,017
Petkim Petrokimya Holding A/S	1,039	1,410
Soda Sanayii AS	1,067	1,483
TAV Havalimanlari Holding A/S	281	1,155
Tekfen Holding A/S	626	1,588
Tofas Turk Otomobil Fabrikasi A/S	391	2,944
Tupras Turkiye Petrol Rafinelleri A/S	356	7,254
Turk Hava Yollari AO (a)	1,537	2,702
Turk Sise ve Cam Fabrikalari A/S	1,312	1,378
Turk Telekomunikasyon A/S	721	1,333
Turkcell Iletisim Hizmet A/S	2,346	7,559
Turkiye Garanti Bankasi A/S	6,993	19,007
Turkiye Halk Bankasi A/S	2,007	6,097
Turkiye Is Bankasi A/S Series C	5,426	8,803
Turkiye Sinai Kalkinma Bankasi A/S	3,481	1,541
Turkiye Vakiflar Bankasi TAO	2,060	3,049
Ulker Biskuvi Sanayi A/S	814	5,051
Yapi ve Kredi Bankasi A/S (a)	1,278	1,528

TOTAL TURKEY		141,663

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	4,718	7,887
Air Arabia PJSC (a)	7,399	2,619
Aldar Properties PJSC (a)	8,590	6,174
Arabtec Holding Co. (a)	9,610	3,480
Dana Gas PJSC (a)	7,556	1,090
DP World Ltd.	368	6,606
Dubai Financial Market PJSC (a)	2,834	887
Dubai Islamic Bank Pakistan Ltd. (a)	3,951	5,637
Dubai Parks and Resorts PJSC (a)	9,280	3,967
Emaar Malls Group PJSC (a)	5,462	3,822
Emaar Properties PJSC	8,911	16,910
Emirates Telecommunications Corp.	4,520	23,197
First Gulf Bank PJSC	2,538	7,946
National Bank of Abu Dhabi PJSC (a)	1,509	3,636
Waha Capital PJSC (a)	6,006	3,074

TOTAL UNITED ARAB EMIRATES		96,932

United Kingdom - 10.5%
3i Group PLC	2,519	20,689
AA PLC	1,578	4,947
Abcam PLC	594	6,333
Aberdeen Asset Management PLC	2,215	8,681
Acacia Mining PLC	548	3,478
Admiral Group PLC	596	13,985
Advanced Medical Solutions Group PLC	465	1,211
Aggreko PLC	659	6,465
Aldermore Group PLC (a)	513	1,084
Allied Minds PLC (a)	637	2,651
Amec Foster Wheeler PLC	1,081	5,917
Anglo American PLC (United Kingdom) (a)	3,678	50,916
Antofagasta PLC	963	6,400
AO World PLC (a)	455	878
Arrow Global Group PLC	309	1,134
Ashmore Group PLC	1,085	4,663
Ashtead Group PLC	1,255	19,632
ASOS PLC (a)	129	8,301
Associated British Foods PLC	923	27,814
AstraZeneca PLC (United Kingdom)	3,313	185,512
Auto Trader Group PLC	2,388	10,952
Aveva Group PLC	202	4,549
Aviva PLC	10,570	57,276
B&M European Value Retail S.A.	1,617	4,643
Babcock International Group PLC	555	6,718
BAE Systems PLC	8,120	53,801
Balfour Beatty PLC	1,899	6,299
Barclays PLC	44,330	102,704
Barratt Developments PLC	2,746	15,249
BBA Aviation PLC	2,667	8,442
Beazley PLC	1,462	6,514
Bellway PLC	334	9,673
Berendsen PLC	453	5,356
Berkeley Group Holdings PLC	345	9,962
BGEO Group PLC	143	5,174
BHP Billiton PLC	5,503	82,749
Big Yellow Group PLC	384	3,253
Bodycote PLC	774	5,613
Booker Group PLC	4,729	10,384
Bovis Homes Group PLC	400	3,709
BP PLC	48,623	287,445
Brewin Dolphin Holding PLC	708	2,253
British American Tobacco PLC (United Kingdom)	4,851	278,025
British Land Co. PLC	2,637	18,898
Britvic PLC	1,145	7,778
BT Group PLC	21,741	99,792
BTG PLC (a)	1,145	9,222
Bunzl PLC	826	22,232
Burberry Group PLC	1,204	21,737
Cairn Energy PLC (a)	1,925	4,793
Capita Group PLC	1,919	13,764
Capital & Counties Properties PLC	2,217	7,823
Card Factory PLC	1,191	3,698
Carillion PLC	1,695	5,210
Carnival PLC	509	24,551
Carphone Warehouse Group PLC	2,507	9,657
Centrica PLC	14,088	36,936
Chemring Group PLC (a)	615	1,092
Chesnara PLC	242	943
Cineworld Group PLC	703	4,651
Clinigen Group PLC	263	2,382
Close Brothers Group PLC	394	6,400
Cobham PLC	4,373	7,649
Coca-Cola European Partners PLC	528	20,359
Compass Group PLC	4,250	76,901
Costain Group PLC	205	928
Countrywide PLC	278	613
Crest Nicholson PLC	734	3,656
Croda International PLC	363	15,542
CVS Group PLC	82	878
CYBG PLC	2,702	8,936
Daily Mail & General Trust PLC Class A	745	6,839
Dairy Crest Group PLC	244	1,822
Dart Group PLC	174	764
De La Rue PLC	290	2,036
Debenhams PLC	1,795	1,180
Derwent London PLC	310	9,179
Diageo PLC	6,541	174,099
Dialog Semiconductor PLC (a)	220	8,634
Dignity PLC	156	5,066
Diploma PLC	382	4,383
Direct Line Insurance Group PLC	3,462	14,666
Domino's Pizza UK & IRL PLC	1,173	4,883
Drax Group PLC	1,269	4,922
DS Smith PLC	2,475	12,081
Dunelm Group PLC	393	3,639
easyJet PLC	349	4,003
Electrocomponents PLC	1,036	4,725
Elementis PLC	1,788	5,213
EMIS Group PLC	236	2,416
Empiric Student Property PLC	876	1,187
EnQuest PLC (a)	7,561	2,499
Enterprise Inns PLC (a)	1,931	2,180
Equiniti Group PLC	445	1,087
Essentra PLC	718	4,482
esure Group PLC	899	2,992
Evraz PLC (a)	1,129	2,834
Fenner PLC	519	1,391
Fever-Tree Drinks PLC	161	1,899
Firstgroup PLC (a)	3,370	4,521
Foxtons Group PLC	612	802
Fresnillo PLC	539	10,820
G4S PLC (United Kingdom)	3,821	10,289
Galliford Try PLC	248	3,722
Genus PLC	214	4,914
GKN PLC	4,131	16,110
GlaxoSmithKline PLC	12,690	250,682
Grainger Trust PLC	1,442	3,901
Great Portland Estates PLC	1,074	7,809
Greene King PLC	730	6,536
Greggs PLC	438	5,123
GW Pharmaceuticals PLC (a)	827	8,056
Halfords Group PLC	334	1,387
Halma PLC	1,153	14,790
Hammerson PLC	1,968	13,273
Hansteen Holdings PLC	2,621	3,449
Hargreaves Lansdown PLC	609	8,647
Hays PLC	3,582	5,989
Helical Bar PLC	267	864
Hikma Pharmaceuticals PLC	467	10,026
Hochschild Mining PLC	453	1,478
HomeServe PLC	749	5,588
Howden Joinery Group PLC	1,620	7,434
HSBC Holdings PLC (United Kingdom)	51,571	388,388
Hunting PLC	196	1,208
Ibstock PLC	431	879
ICAP PLC	1,250	7,413
IG Group Holdings PLC	932	9,417
Imagination Technologies Group PLC (a)	453	1,253
IMI PLC	667	8,115
Imperial Tobacco Group PLC	2,501	121,087
Inchcape PLC	1,311	10,438
Indivior PLC	1,708	6,573
Informa PLC	2,485	20,455
Inmarsat PLC	1,155	9,917
InterContinental Hotel Group PLC	540	20,985
Intermediate Capital Group PLC	744	5,514
International Personal Finance PLC	833	3,003
Interserve PLC	208	862
Intertek Group PLC	468	19,579
Intu Properties PLC	2,227	7,510
Investec PLC	1,370	8,519
ITE Group PLC	452	795
ITV PLC	9,840	20,535
J Sainsbury PLC	3,974	12,204
J.D. Weatherspoon PLC	282	3,003
John David Group PLC	179	3,328
John Laing Group PLC	1,051	3,477
John Menzies PLC	223	1,356
John Wood Group PLC	983	9,253
Johnson Matthey PLC	521	21,746
JRP Group PLC	834	1,235
Jupiter Fund Management PLC	1,202	6,351
JUST EAT Ltd. (a)	1,196	8,227
Kazakhmys PLC (a)	408	1,428
Kcom Group PLC	888	1,280
Keller Group PLC	112	933
Kier Group PLC	366	6,088
Kingfisher PLC	6,355	28,073
Ladbrokes PLC	2,047	3,347
Laird PLC	1,011	1,794
Land Securities Group PLC	2,124	25,972
Legal & General Group PLC	15,360	39,369
Lloyds Banking Group PLC	168,095	117,385
London Stock Exchange Group PLC	811	27,894
Londonmetric Properity PLC	1,861	3,396
Lonmin PLC (a)	1,093	2,542
Lookers PLC	545	689
Man Group PLC	5,102	7,787
Marks & Spencer Group PLC	4,065	16,914
Mediclinic International PLC	1,084	12,028
Meggitt PLC	1,849	9,852
Melrose Industries PLC	5,006	10,340
Merlin Entertainments PLC	2,147	12,110
Micro Focus International PLC	590	15,461
Mitchells & Butlers PLC	380	1,294
Mitie Group PLC	1,489	3,838
Mondi PLC	969	18,929
Moneysupermarket.com Group PLC	1,647	5,280
Morgan Advanced Materials PLC	780	2,602
N Brown Group PLC	356	831
National Express Group PLC Class L	1,229	5,533
National Grid PLC	9,569	124,471
NewRiver REIT PLC	436	1,654
Next PLC	395	23,284
Northgate PLC	227	1,169
Ocado Group PLC (a)	1,377	4,635
Old Mutual PLC	13,133	32,391
OneSavings Bank PLC	272	965
Ophir Energy PLC (a)	1,253	1,062
Oxford Instruments PLC	111	918
P2P Global Investments PLC	161	1,602
Pagegroup PLC	1,031	4,582
Paragon Group of Companies PLC	1,175	4,768
Pearson PLC	2,044	18,910
Pennon Group PLC	1,296	13,238
Persimmon PLC	768	15,924
Pets At Home Group PLC	1,387	3,623
Phoenix Group Holdings rights 11/9/16 (a)	404	1,098
Polypipe Group PLC	277	854
Premier Foods PLC (a)	1,466	816
Premier Oil PLC (a)	1,034	835
Primary Health Properties PLC	1,862	2,541
Provident Financial PLC	352	12,710
Prudential PLC	6,616	107,966
PZ Cussons PLC Class L	837	3,431
QinetiQ Group PLC	3,161	8,907
Reckitt Benckiser Group PLC	1,621	145,015
Redde PLC	453	981
Redrow PLC	743	3,450
RELX PLC	2,784	49,785
Renishaw PLC	94	2,972
Rentokil Initial PLC	4,552	12,720
Restore PLC	216	925
Rightmove PLC	279	12,755
Rio Tinto PLC	3,196	111,142
Rolls-Royce Holdings PLC	4,762	42,270
Rotork PLC	2,191	5,471
Royal Bank of Scotland Group PLC (a)	9,406	21,736
Royal Dutch Shell PLC:
Class A (United Kingdom)	11,080	275,970
Class B (United Kingdom)	9,796	252,663
Royal Mail PLC	2,265	13,612
RPC Group PLC	777	9,016
RPS Group PLC	412	854
RSA Insurance Group PLC	2,663	17,980
Safestore Holdings PLC	699	3,066
Saga PLC	2,744	6,664
Sage Group PLC	3,022	26,688
Savills PLC	442	3,755
Scapa Group PLC	307	1,073
Schroders PLC	355	12,249
Scottish & Southern Energy PLC	2,580	50,163
Segro PLC	2,493	13,341
Senior Engineering Group PLC	1,542	3,290
Serco Group PLC (a)	2,661	4,469
Severn Trent PLC	564	16,071
Shaftesbury PLC	725	8,137
Shanks Group PLC	773	847
Shanks Group PLC rights 11/9/16 (a)	289	111
Shawbrook Group PLC (a)	369	1,015
SIG PLC	1,180	1,596
Sirius Minerals PLC (a)	3,894	1,835
SKY PLC	2,814	28,175
Smith & Nephew PLC	2,418	34,955
Smiths Group PLC	907	15,742
SOCO International PLC	500	846
Softcat PLC	396	1,570
Sophos Group PLC	488	1,380
Spectris PLC	340	8,527
Spirax-Sarco Engineering PLC	176	9,505
Spire Healthcare Group PLC	1,413	6,434
Spirent Communications PLC	1,005	1,012
Sports Direct International PLC (a)	662	2,242
SSP Group PLC	1,606	6,678
St. James's Place Capital PLC	1,452	16,795
St. Modwen Properties PLC	495	1,653
Stagecoach Group PLC	1,432	3,467
Standard Chartered PLC (United Kingdom)	8,475	73,848
Standard Life PLC	4,955	20,487
Stock Spirits Group PLC	438	848
SuperGroup PLC	154	2,537
SVG Capital PLC (a)	539	4,635
Synthomer PLC	950	4,156
TalkTalk Telecom Group PLC	1,592	3,967
Tate & Lyle PLC	1,015	9,690
Taylor Wimpey PLC	8,975	15,566
Ted Baker PLC	59	1,787
Telecom Plus PLC	274	3,971
Tesco PLC (a)	20,983	54,046
The Go-Ahead Group PLC	151	3,833
The Restaurant Group PLC	407	1,871
The Weir Group PLC	534	11,111
Thomas Cook Group PLC (a)	4,549	3,870
TORM PLC	167	1,430
Travis Perkins PLC	603	9,839
Tritax Big Box REIT PLC	3,571	5,936
Tullett Prebon PLC	438	1,903
Tullow Oil PLC (a)	2,446	7,925
Ultra Electronics Holdings PLC	411	9,347
Unilever PLC	3,329	139,273
Unite Group PLC	786	5,325
United Utilities Group PLC	1,696	19,514
Vectura Group PLC (a)	2,158	3,576
Vedanta Resources PLC	141	1,231
Vesuvius PLC	789	3,520
Victrex PLC	260	5,572
Virgin Money Holdings Uk PLC	806	3,246
Vodafone Group PLC	68,247	187,429
WH Smith PLC	357	6,437
Whitbread PLC	520	23,009
William Hill PLC	2,267	8,208
WM Morrison Supermarkets PLC	6,314	17,505
Wolverhampton & Dudley Breweries PLC	2,485	4,067
Workspace Group PLC	382	2,943
Worldpay Group PLC	5,345	18,632
WS Atkins PLC	261	4,830
Xaar PLC	189	972
Zoopla Property Group PLC	466	1,736

TOTAL UNITED KINGDOM		5,996,030

United States of America - 0.0%
Sohu.com, Inc. (a)	164	6,139
Southern Copper Corp.	228	6,473

TOTAL UNITED STATES OF AMERICA		12,612

TOTAL COMMON STOCKS
(Cost $52,309,606)		51,959,189

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Alpargatas SA (PN)	900	2,992
Banco Bradesco SA (PN)	7,500	78,571
Banco do Estado Rio Grande do Sul SA	300	1,278
Bradespar SA (PN)	700	2,846
Braskem SA (PN-A)	300	2,657
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	600	5,141
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	400	7,644
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,000	6,109
Companhia Energetica de Sao Paulo Series B	600	2,788
Companhia Paranaense de Energia-Copel (PN-B)	200	2,290
Gerdau SA (PN)	2,400	8,286
Itau Unibanco Holding SA	8,520	102,496
Itausa-Investimentos Itau SA (PN)	9,600	28,391
Lojas Americanas SA (PN)	800	5,188
Marcopolo SA (PN)	1,000	1,021
Metalurgica Gerdau SA (PN) (a)	900	1,339
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	11,600	64,287
Suzano Papel e Celulose SA	1,200	4,233
Telefonica Brasil SA	1,100	15,914
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	1,000	1,413
Vale SA (PN-A)	6,100	39,425

TOTAL BRAZIL		384,309

Chile - 0.0%
Embotelladora Andina SA Class B	348	1,412
Sociedad Quimica y Minera de Chile SA (PN-B)	223	6,590

TOTAL CHILE		8,002

Colombia - 0.0%
Bancolombia SA (PN)	1,116	10,593
Grupo Aval Acciones y Valores SA	9,033	3,725
Grupo de Inversiones Suramerica SA	205	2,591

TOTAL COLOMBIA		16,909

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	160	12,146
Fuchs Petrolub AG	160	7,153
Henkel AG & Co. KGaA	510	65,447
Jungheinrich AG	197	6,216
Porsche Automobil Holding SE (Germany)	483	26,047
Sartorius AG (non-vtg.)	101	7,935
Sto SE & Co. KGaA	28	3,355
Volkswagen AG	506	69,544

TOTAL GERMANY		197,843

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	26,892	19,070
Korea (South) - 0.2%
AMOREPACIFIC Corp.	55	9,617
Daishin Securities Co. Ltd.	205	1,398
Hyundai Motor Co.	53	4,430
Hyundai Motor Co. Series 2	176	15,465
LG Chemical Ltd.	18	2,833
LG Household & Health Care Ltd.	31	12,901
Samsung Electronics Co. Ltd.	47	54,119

TOTAL KOREA (SOUTH)		100,763

Panama - 0.0%
Avianca Holdings SA	1,835	1,465
Russia - 0.0%
AK Transneft OAO (a)	4	9,590
Surgutneftegas OJSC (a)	15,600	7,073

TOTAL RUSSIA		16,663

United Kingdom - 0.0%
Rolls-Royce Holdings PLC	219,052	268
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $662,007)		745,292

Investment Companies - 0.5%
United States of America - 0.5%
iShares MSCI India ETF
(Cost $279,763)	9,801	284,621
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.58% 5/25/17 to 8/17/17 (c)
(Cost $219,192)	220,000	219,171
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.41% (d)
(Cost $3,099,070)	3,098,141	3,099,070
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $56,569,638)		56,307,343
NET OTHER ASSETS (LIABILITIES) - 1.6%		887,309
NET ASSETS - 100%		$57,194,652

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	2,914,975	$(28,871)
23 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	1,039,025	(8,753)
2 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2016	258,406	2,810
TOTAL FUTURES CONTRACTS			$(34,814)

The face value of futures purchased as a percentage of Net Assets is 7.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $3,009,874.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,241 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $177,298.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,126
Total	$3,126

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,405,317	$4,972,476	$1,432,841	$--
Consumer Staples	5,193,155	3,806,364	1,386,791	--
Energy	3,346,766	1,777,269	1,569,143	354
Financials	10,962,567	7,933,345	3,025,596	3,626
Health Care	4,241,783	1,997,648	2,244,135	--
Industrials	6,846,166	5,904,174	941,992	--
Information Technology	5,140,528	3,581,754	1,558,774	--
Materials	4,300,168	3,538,047	762,121	--
Real Estate	2,311,920	2,250,425	59,816	1,679
Telecommunication Services	2,275,318	817,325	1,457,993	--
Utilities	1,680,793	1,362,455	318,338	--
Investment Companies	284,621	284,621	--	--
Government Obligations	219,171	--	219,171	--
Money Market Funds	3,099,070	3,099,070	--	--
Total Investments in Securities:	$56,307,343	$41,324,973	$14,976,711	$5,659
Derivative Instruments:
Assets
Futures Contracts	$2,810	$2,810	$--	$--
Total Assets	$2,810	$2,810	$--	$--
Liabilities
Futures Contracts	$(37,624)	$(37,624)	$--	$--
Total Liabilities	$(37,624)	$(37,624)	$--	$--
Total Derivative Instruments:	$(34,814)	$(34,814)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,810	$(37,624)
Total Equity Risk	2,810	(37,624)
Total Value of Derivatives	$2,810	$(37,624)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.
Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,470,568)	$53,208,273
Fidelity Central Funds (cost $3,099,070)	3,099,070
Total Investments (cost $56,569,638)		$56,307,343
Foreign currency held at value (cost $48,654)		48,655
Receivable for investments sold		3,721
Receivable for fund shares sold		790,173
Dividends receivable		85,408
Distributions receivable from Fidelity Central Funds		727
Receivable for daily variation margin for derivative instruments		5,279
Total assets		57,241,306
Liabilities
Payable to custodian bank	$103
Payable for investments purchased	729
Payable for fund shares redeemed	41,030
Accrued management fee	2,559
Other affiliated payables	2,233
Total liabilities		46,654
Net Assets		$57,194,652
Net Assets consist of:
Paid in capital		$57,227,443
Undistributed net investment income		184,189
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(299,435)
Net Assets		$57,194,652
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,170,253 ÷ 314,366 shares)		$10.08
Premium Class:
Net Asset Value, offering price and redemption price per share ($51,494,437 ÷ 5,104,672 shares)		$10.09
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,241,179 ÷ 123,029 shares)		$10.09
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,288,783 ÷ 127,732 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to October 31, 2016
Investment Income
Dividends		$269,265
Interest		240
Income from Fidelity Central Funds		3,126
Income before foreign taxes withheld		272,631
Less foreign taxes withheld		(23,223)
Total income		249,408
Expenses
Management fee	$7,908
Transfer agent fees	6,099
Independent trustees' fees and expenses	32
Total expenses before reductions	14,039
Expense reductions	(938)	13,101
Net investment income (loss)		236,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,451
Fidelity Central Funds	388
Foreign currency transactions	(49,785)
Futures contracts	108,204
Total net realized gain (loss)		67,258
Change in net unrealized appreciation (depreciation) on: Investment securities	(262,295)
Assets and liabilities in foreign currencies	(2,326)
Futures contracts	(34,814)
Total change in net unrealized appreciation (depreciation)		(299,435)
Net gain (loss)		(232,177)
Net increase (decrease) in net assets resulting from operations		$4,130

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,307
Net realized gain (loss)	67,258
Change in net unrealized appreciation (depreciation)	(299,435)
Net increase (decrease) in net assets resulting from operations	4,130
Share transactions - net increase (decrease)	57,187,236
Redemption fees	3,286
Total increase (decrease) in net assets	57,194,652
Net Assets
Beginning of period	–
End of period	$57,194,652
Other Information
Undistributed net investment income end of period	$184,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Investor Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	–C
Total from investment operations	.08
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$10.08
Total ReturnD,E	.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.18%H
Expenses net of all reductions	.18%H
Net investment income (loss)	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,170
Portfolio turnover rateI	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Premium Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01C
Total from investment operations	.09
Redemption fees added to paid in capitalB,D	–
Net asset value, end of period	$10.09
Total ReturnE,F	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I
Expenses net of fee waivers, if any	.11%I
Expenses net of all reductions	.11%I
Net investment income (loss)	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$51,494
Portfolio turnover rateJ	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01C
Total from investment operations	.09
Redemption fees added to paid in capitalB,D	–
Net asset value, end of period	$10.09
Total ReturnE,F	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%I
Expenses net of fee waivers, if any	.09%I
Expenses net of all reductions	.09%I
Net investment income (loss)	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,241
Portfolio turnover rateJ	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Premium Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01C
Total from investment operations	.09
Redemption fees added to paid in capitalB,D	–
Net asset value, end of period	$10.09
Total ReturnE,F	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I
Expenses net of fee waivers, if any	.06%I
Expenses net of all reductions	.06%I
Net investment income (loss)	2.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,289
Portfolio turnover rateJ	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,875,672
Gross unrealized depreciation	(2,162,159)
Net unrealized appreciation (depreciation) on securities	$(286,487)
Tax Cost	$56,593,830

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$214,190
Undistributed long-term capital gain	$39,027
Net unrealized appreciation (depreciation) on securities and other investments	$(286,008)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $108,204 and a change in net unrealized appreciation (depreciation) of $(34,814) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,471,476 and $90,056, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .20% to .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .07% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.18%
Premium Class	.11%
Institutional Class	.09%
Institutional Premium Class	.06%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .34%, .28%, .23% and .20% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .05% and .03% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .14%, .08% and .03%, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$1,186.12
Premium Class	4,720.05
Institutional Class	193.03
	$6,099

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective July 1, 2016 the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.19%	$234
Premium Class	.12%	289
Institutional Class	.10%	201
Institutional Premium Class	.07%	204
		$928

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended October 31, 2016(a)	Year ended October 31, 2016(a)
Investor Class
Shares sold	1,048,423	$10,529,010
Shares redeemed	(734,057)	(7,343,736)
Net increase (decrease)	314,366	$3,185,274
Premium Class
Shares sold	5,723,071	$57,674,176
Shares redeemed	(618,399)	(6,220,113)
Net increase (decrease)	5,104,672	$51,454,063
Institutional Class
Shares sold	250,000	$2,500,000
Shares redeemed	(126,971)	(1,250,000)
Net increase (decrease)	123,029	$1,250,000
Institutional Premium Class
Shares sold	254,703	$2,547,899
Shares redeemed	(126,971)	(1,250,000)
Net increase (decrease)	127,732	$1,297,899

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total International Index Fund (a fund of Fidelity Salem Street Trust) at October 31, 2016, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total International Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 7, 2016 to October 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2016	Expenses Paid During Period
Investor Class	.18%
Actual		$1,000.00	$1,008.00	$.73-B
Hypothetical-C		$1,000.00	1,024.23	$.92-D
Premium Class	.11%
Actual		$1,000.00	$1,009.00	$.44-B
Hypothetical-C		$1,000.00	1,024.58	$.56-D
Institutional Class	.09%
Actual		$1,000.00	1,009.00	$.36-B
Hypothetical-C		$1,000.00	1,024.68	$.46-D
Institutional Premium Class	.06%
Actual		$1,000.00	$1,009.00	$.24-B
Hypothetical-C		$1,000.00	1,024.83	$.31-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/366 (to reflect the period June 7, 2016 to October 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Total International Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total International Index Fund
Investor Class	12/19/16	12/16/16	$0.02800	$0.00700
Premium Class	12/19/16	12/16/16	$0.03203	$0.00700
Institutional Class	12/19/16	12/16/16	$0.03318	$0.00700
Institutional Premium Class	12/19/16	12/16/16	$0.03490	$0.00700

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2016, $39,027, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Index Fund

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund after the effect of the contractual expense caps referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio for each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.34%: Investor; 0.28%: Premium; 0.23%: Institutional; 0.20%: Institutional Premium. The Board also noted that FMR had contractually agreed to reimburse each class of the fund through December 31, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets of each class exceed: 0.19%: Investor; 0.12%: Premium; 0.10%: Institutional; 0.07%: Institutional Premium.

The Board considered the total expense ratio of the fund after the effect of the contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

TI1-I-ANN-1216
1.9879613.100

Fidelity® Emerging Markets Index Fund (formerly Spartan® Emerging Markets Index Fund)

Fidelity® Global ex U.S. Index Fund (formerly Spartan® Global ex U.S. Index Fund)

Investor Class and Premium Class (formerly Fidelity Advantage® Class)

Annual Report

October 31, 2016

Contents

Fidelity® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Past 5 years	Life of fundA
Investor Class	9.76%	0.54%	(0.39)%
Premium Class	9.87%	0.66%	(0.27)%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index and the FTSE® Emerging Index performed over the same period.

Period Ending Values
$9,802	Fidelity® Emerging Markets Index Fund - Investor Class
$10,148	MSCI Emerging Markets Index
$10,487	FTSE® Emerging Index

Effective May 4, 2016, the fund began comparing its performance to the MSCI Emerging Markets Index rather than the FTSE® Emerging Index because MSCI Emerging Markets Index provides more complete coverage of equity emerging markets.

Fidelity® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes performed about in line with the 9.31% return of the MSCI Emerging Markets Index – which was adopted in May 2016 to better reflect the broader view on market classification – but lagged the 11.63% return of the FTSE® Emerging Index. The fund also trailed the 10.19% gain of a Linked index that combines the returns of the FTSE benchmark, with which the fund was compared through May 3, 2016, and the new MSCI index, with which the fund was compared for the second half of the period. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) On an absolute basis, shares of Taiwan Semiconductor (+46%) contributed strongly, benefiting from a strong industry environment. China-based media company Tencent Holdings and Korean electronics giant Samsung also added value. Meanwhile, rising commodity prices boosted shares of materials and energy companies, including Petrobras, Brazil’s state-owned oil company. In contrast, China Life Insurance Company (-30%) detracted, largely due to early-period concern about Chinese economic growth. Elsewhere, telecommunications providers America Movil and MTN Group, based in Mexico and Brazil, respectively, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.5	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.4	0.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.7	0.0
Naspers Ltd. Class N (South Africa, Media)	1.7	1.8
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.8
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	0.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	1.0
	21.2

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	30.9
Information Technology	23.0	14.2
Consumer Discretionary	10.0	8.3
Consumer Staples	7.5	8.0
Energy	7.3	9.5
Materials	6.5	7.5
Telecommunication Services	5.8	7.4
Industrials	5.5	5.9
Utilities	2.7	3.2
Real Estate	2.4	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Korea (South)	13.7%
Taiwan	11.8%
Cayman Islands	11.2%
China	9.8%
India	8.1%
Brazil	8.0%
South Africa	6.3%
Hong Kong	3.9%
Mexico	3.7%
Other*	23.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Taiwan	13.4%
China	13.3%
India	11.9%
South Africa	9.0%
Brazil	8.6%
Cayman Islands	5.6%
Mexico	5.4%
Hong Kong	4.9%
Russia	4.8%
Other*	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.1
Short-Term Investments and Net Other Assets (Liabilities)	0.0	(0.1)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Index Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 92.1%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		636,000	$332,944
Alibaba Pictures Group Ltd. (a)		2,080,000	410,338
Beijing Enterprises Water Group Ltd.		782,000	567,679
Brilliance China Automotive Holdings Ltd.		566,000	672,146
China Gas Holdings Ltd.		328,000	499,895
China Resource Gas Group Ltd.		160,000	502,350
Cosco Shipping Ports Ltd.		300,735	298,581
Credicorp Ltd.		6,502	966,197
Credicorp Ltd. (United States)		6,125	910,665
GOME Electrical Appliances Holdings Ltd.		2,267,802	286,562
Haier Electronics Group Co. Ltd.		228,000	368,067
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
Kunlun Energy Co. Ltd.		626,000	473,805
Luye Pharma Group Ltd.		248,000	166,920
Nine Dragons Paper (Holdings) Ltd.		296,000	241,210

TOTAL BERMUDA			6,697,361

Brazil - 4.7%
AES Tiete Energia SA unit		35,729	185,137
Ambev SA		875,600	5,165,272
Banco Bradesco SA		146,601	1,457,284
Banco do Brasil SA		160,200	1,470,006
Banco Santander SA (Brasil) unit		74,600	614,655
BB Seguridade Participacoes SA		130,900	1,318,022
BM&F BOVESPA SA		321,800	1,895,313
BR Malls Participacoes SA		104,070	416,671
Brasil Foods SA		113,800	1,903,797
CCR SA		167,000	907,722
Cetip SA - Mercados Organizado		41,717	586,417
Cielo SA		190,379	1,932,418
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		64,800	684,135
Companhia Siderurgica Nacional SA (CSN) (a)		110,800	372,805
Cosan SA Industria e Comercio		21,600	290,436
CPFL Energia SA		35,672	270,669
Drogasil SA		42,200	936,808
Duratex SA		57,905	156,373
EDP Energias do Brasil SA		59,557	286,403
Embraer SA		121,300	651,721
ENGIE Brasil Energia SA		31,200	396,353
Equatorial Energia SA		36,200	645,748
Fibria Celulose SA		44,200	353,655
Hypermarcas SA		63,300	530,673
JBS SA		127,800	388,765
Klabin SA unit		101,100	521,020
Kroton Educacional SA		257,748	1,283,895
Localiza Rent A Car SA		28,590	354,957
Lojas Americanas SA		36,398	178,569
Lojas Renner SA		121,400	1,026,880
M. Dias Branco SA		5,900	251,951
Multiplan Empreendimentos Imobiliarios SA		16,100	323,564
Natura Cosmeticos SA		31,000	297,763
Odontoprev SA		47,000	176,692
Petroleo Brasileiro SA - Petrobras (ON) (a)		576,200	3,364,777
Porto Seguro SA		20,000	189,662
Qualicorp SA		40,300	259,324
Rumo Logistica Operadora Multimodal SA (a)		145,200	324,789
Sul America SA unit		31,028	187,315
Terna Participacoes SA unit		17,700	115,061
TIM Participacoes SA		152,700	423,848
Totvs SA		21,700	196,877
Ultrapar Participacoes SA		67,700	1,534,067
Vale SA		247,700	1,713,414
Weg SA		102,840	567,038

TOTAL BRAZIL			37,108,721

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	58,800
Cayman Islands - 11.2%
3SBio, Inc. (a)		179,500	179,372
58.com, Inc. ADR (a)(b)		14,530	608,081
AAC Technology Holdings, Inc.		137,500	1,311,964
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		208,176	21,169,417
Anta Sports Products Ltd.		182,000	525,662
Baidu.com, Inc. sponsored ADR (a)		50,350	8,904,901
Belle International Holdings Ltd.		1,147,000	695,102
Casetek Holdings		21,000	67,606
Chailease Holding Co. Ltd.		189,000	327,304
China Conch Venture Holdings Ltd.		253,500	473,951
China Huishan Dairy Holdings Co. Ltd. (b)		738,000	274,054
China Medical System Holdings Ltd.		224,000	350,056
China Mengniu Dairy Co. Ltd.		513,000	972,349
China Resources Land Ltd.		520,744	1,298,578
China State Construction International Holdings Ltd.		320,000	467,897
Country Garden Holdings Co. Ltd.		1,002,737	522,343
Ctrip.com International Ltd. ADR (a)(b)		69,377	3,062,995
ENN Energy Holdings Ltd.		138,000	649,470
Evergrande Real Estate Group Ltd. (b)		747,000	494,112
Fang Holdings Ltd. ADR (a)		47,261	157,379
GCL-Poly Energy Holdings Ltd.		2,386,000	323,033
Geely Automobile Holdings Ltd.		985,000	1,016,047
Haitian International Holdings Ltd.		113,000	233,123
Hengan International Group Co. Ltd.		137,000	1,090,799
JD.com, Inc. sponsored ADR (a)(b)		127,618	3,311,687
Kingsoft Corp. Ltd.		149,000	335,058
Longfor Properties Co. Ltd.		264,000	350,613
NetEase, Inc. ADR		14,647	3,764,133
New Oriental Education & Technology Group, Inc. sponsored ADR		24,933	1,249,891
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		23,400	8,086
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		6,208	183,571
Semiconductor Manufacturing International Corp. (a)		4,977,000	602,753
Shenzhou International Group Holdings Ltd.		105,000	696,566
Shimao Property Holdings Ltd.		227,000	303,816
Shui On Land Ltd.		674,000	166,859
Sino Biopharmaceutical Ltd.		811,000	567,817
SOHO China Ltd.		359,000	185,621
Sunac China Holdings Ltd.		332,000	227,311
TAL Education Group ADR (a)(b)		7,820	636,861
Tencent Holdings Ltd.		1,046,400	27,732,029
Tingyi (Cayman Islands) Holding Corp.		370,000	399,314
Vipshop Holdings Ltd. ADR (a)(b)		75,234	1,028,449
Want Want China Holdings Ltd. (b)		1,086,000	662,336
YY, Inc. ADR (a)(b)		5,072	243,811
Zhen Ding Technology Holding Ltd.		73,000	166,475

TOTAL CAYMAN ISLANDS			87,998,652

Chile - 1.1%
AES Gener SA		490,636	167,038
Aguas Andinas SA		493,038	325,575
Banco de Chile		4,498,808	536,920
Banco de Credito e Inversiones		6,415	327,565
Banco Santander Chile		12,155,206	680,500
Cencosud SA		265,535	865,605
Colbun SA		1,544,096	337,554
Compania Cervecerias Unidas SA		28,315	304,139
Compania de Petroleos de Chile SA (COPEC)		83,201	839,372
CorpBanca SA		26,984,386	244,347
Empresa Nacional de Electricidad SA		595,981	408,835
Empresa Nacional de Electricidad SA sponsored ADR		203	4,214
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		30,739	329,404
Empresas CMPC SA		236,763	512,838
Endesa Americas SA		648,367	301,741
Endesa Americas SA sponsored ADR		203	2,917
Enersis Chile SA		3,572,181	360,926
Enersis SA		3,613,327	611,238
LATAM Airlines Group SA (a)		56,056	538,634
LATAM Airlines Group SA sponsored ADR (a)		212	2,033
S.A.C.I. Falabella		113,049	886,954
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	4,916

TOTAL CHILE			8,593,265

China - 9.8%
Agricultural Bank of China Ltd. (H Shares)		4,542,000	1,915,060
Air China Ltd. (H Shares)		316,000	207,800
Aluminum Corp. of China Ltd. (H Shares) (a)		712,000	264,399
Anhui Conch Cement Co. Ltd. (H Shares)		225,500	625,133
AviChina Industry & Technology Co. Ltd. (H Shares)		429,000	291,511
Bank Communications Co. Ltd. (H Shares)		1,631,000	1,242,879
Bank of China Ltd. (H Shares)		14,723,000	6,606,371
Beijing Capital International Airport Co. Ltd. (H Shares)		276,000	289,326
BYD Co. Ltd. (H Shares)		120,000	789,112
CGN Power Co. Ltd. (H Shares)		1,930,000	564,899
China Cinda Asset Management Co. Ltd. (H Shares)		1,597,000	574,509
China CITIC Bank Corp. Ltd. (H Shares)		1,673,000	1,080,740
China Coal Energy Co. Ltd. (H Shares) (a)		365,000	207,078
China Communications Construction Co. Ltd. (H Shares)		804,000	885,322
China Communications Services Corp. Ltd. (H Shares)		438,000	260,353
China Construction Bank Corp. (H Shares)		15,602,000	11,426,573
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		473,500	163,622
China Everbright Bank Co. Ltd. (H Shares)		607,000	277,064
China Galaxy Securities Co. Ltd. (H Shares)		538,500	512,424
China Life Insurance Co. Ltd. (H Shares)		1,382,000	3,421,464
China Longyuan Power Grid Corp. Ltd. (H Shares)		578,000	441,947
China Merchants Bank Co. Ltd. (H Shares)		725,346	1,769,513
China Minsheng Banking Corp. Ltd. (H Shares)		1,095,200	1,249,753
China National Building Materials Co. Ltd. (H Shares)		518,000	237,108
China Oilfield Services Ltd. (H Shares)		330,000	319,126
China Pacific Insurance (Group) Co. Ltd. (H Shares)		490,200	1,772,938
China Petroleum & Chemical Corp. (H Shares)		4,733,000	3,422,911
China Railway Construction Corp. Ltd. (H Shares)		374,500	469,359
China Railway Group Ltd. (H Shares)		726,000	561,662
China Shenhua Energy Co. Ltd. (H Shares)		633,500	1,318,371
China Shipping Container Lines Co. Ltd. (H Shares) (a)		709,000	149,012
China Southern Airlines Ltd. (H Shares)		322,000	181,021
China Telecom Corp. Ltd. (H Shares)		2,594,000	1,341,225
China Vanke Co. Ltd. (H Shares)		245,100	641,544
Chongqing Changan Automobile Co. Ltd. (B Shares)		147,100	224,760
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		471,000	282,398
CITIC Securities Co. Ltd. (H Shares)		412,500	914,829
CRRC Corp. Ltd. (H Shares)		760,600	690,425
Dongfeng Motor Group Co. Ltd. (H Shares)		492,000	511,948
GF Securities Co. Ltd. (H Shares)		249,200	554,595
Great Wall Motor Co. Ltd. (H Shares)		562,500	549,042
Guangzhou Automobile Group Co. Ltd. (H Shares)		382,000	462,012
Guangzhou R&F Properties Co. Ltd. (H Shares)		174,400	246,459
Haitong Securities Co. Ltd. (H Shares)		577,600	1,024,786
Huadian Power International Corp. Ltd. (H Shares)		314,000	134,822
Huaneng Power International, Inc. (H Shares)		780,000	479,450
Huaneng Renewables Corp. Ltd. (H Shares)		730,000	245,669
Huatai Securities Co. Ltd. (H Shares)		266,400	563,333
Industrial & Commercial Bank of China Ltd. (H Shares)		13,672,000	8,206,477
Jiangsu Expressway Co. Ltd. (H Shares)		228,000	310,446
Jiangxi Copper Co. Ltd. (H Shares)		231,000	272,832
New China Life Insurance Co. Ltd. (H Shares)		146,200	633,394
People's Insurance Co. of China Group (H Shares)		1,271,000	506,397
PetroChina Co. Ltd. (H Shares)		3,902,000	2,669,886
PICC Property & Casualty Co. Ltd. (H Shares)		859,227	1,391,506
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		966,500	5,103,207
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		336,000	219,219
Shanghai Electric Group Co. Ltd. (H Shares) (a)		508,000	235,150
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		76,000	233,717
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		160,225	249,150
Shanghai Pharma Holding Co. Ltd. (H Shares)		134,700	347,364
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		220,500	195,038
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		639,000	326,275
Sinopharm Group Co. Ltd. (H Shares)		225,200	1,096,157
Sinotrans Ltd. (H Shares)		360,000	169,891
TravelSky Technology Ltd. (H Shares)		165,000	352,741
Tsingtao Brewery Co. Ltd. (H Shares)		68,000	271,805
Weichai Power Co. Ltd. (H Shares)		180,600	272,918
Yanzhou Coal Mining Co. Ltd. (H Shares)		336,000	249,112
Zhejiang Expressway Co. Ltd. (H Shares)		256,000	268,360
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		99,500	482,390
Zijin Mining Group Co. Ltd. (H Shares)		1,052,000	330,973
ZTE Corp. (H Shares)		146,080	201,164

TOTAL CHINA			76,961,226

Colombia - 0.3%
Bancolombia SA sponsored ADR		76	2,909
Cementos Argos SA		84,817	335,682
Corporacion Financiera Colombiana SA		15,188	188,311
Ecopetrol SA (a)		948,019	413,035
Grupo de Inversiones Suramerica SA		42,280	545,307
Interconexion Electrica SA ESP		81,988	272,404
Inversiones Argos SA		52,893	343,029

TOTAL COLOMBIA			2,100,677

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		30,912	582,595
Komercni Banka A/S		14,351	525,671
Telefonica Czech Rep A/S		9,573	87,839

TOTAL CZECH REPUBLIC			1,196,105

Egypt - 0.2%
Commercial International Bank SAE		191,678	1,107,335
Commercial International Bank SAE sponsored GDR		2,831	12,513
Global Telecom Holding (a)		456,482	245,206
Talaat Moustafa Group Holding		210,780	135,299

TOTAL EGYPT			1,500,353

Greece - 0.3%
Alpha Bank AE (a)		250,705	429,330
EFG Eurobank Ergasias SA (a)		344,719	202,831
Ff Group (a)		6,088	145,825
Greek Organization of Football Prognostics SA		41,360	352,781
Hellenic Telecommunications Organization SA		47,036	431,142
Jumbo SA		18,854	268,026
National Bank of Greece SA (a)		996,654	203,836
Piraeus Bank SA (a)		1,187,747	196,881
Titan Cement Co. SA (Reg.)		8,168	189,819

TOTAL GREECE			2,420,471

Hong Kong - 3.9%
Beijing Enterprises Holdings Ltd.		92,500	462,765
China Everbright International Ltd.		450,000	539,614
China Everbright Ltd.		168,000	329,261
China Jinmao Holdings Group Ltd.		656,000	181,011
China Merchants Holdings International Co. Ltd.		248,781	644,764
China Mobile Ltd.		1,139,000	13,048,833
China Overseas Land and Investment Ltd.		738,000	2,279,026
China Power International Development Ltd.		582,000	212,372
China Resources Beer Holdings Co. Ltd.		330,878	703,946
China Resources Power Holdings Co. Ltd.		351,691	597,674
China Taiping Insurance Group Ltd. (a)		294,377	568,595
China Unicom Ltd.		1,116,000	1,310,199
CITIC Pacific Ltd.		823,000	1,182,150
CNOOC Ltd.		3,299,000	4,151,047
CNOOC Ltd. sponsored ADR		200	25,096
CSPC Pharmaceutical Group Ltd.		784,000	812,755
Far East Horizon Ltd.		360,000	328,642
Fosun International Ltd.		471,000	683,828
Guangdong Investment Ltd.		532,000	803,946
Lenovo Group Ltd.		1,316,000	845,031
Shanghai Industrial Holdings Ltd.		97,000	297,045
Sino-Ocean Group Holding Ltd.		521,979	217,392
Sun Art Retail Group Ltd.		432,000	304,690

TOTAL HONG KONG			30,529,682

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		6,741	433,704
OTP Bank PLC		44,967	1,263,082
Richter Gedeon PLC		25,668	551,695

TOTAL HUNGARY			2,248,481

India - 8.1%
ACC Ltd.		8,240	187,355
Adani Ports & Special Economic Zone		155,765	716,881
Ambuja Cements Ltd.		114,607	414,751
Apollo Hospitals Enterprise Ltd.		13,866	278,545
Ashok Leyland Ltd. (a)		197,963	267,837
Asian Paints Ltd.		54,200	869,323
Aurobindo Pharma Ltd.		48,071	585,020
Axis Bank Ltd.		302,393	2,207,243
Bajaj Auto Ltd.		15,881	678,066
Bajaj Finance Ltd.		30,532	490,921
Bharat Forge Ltd.		19,015	252,249
Bharat Heavy Electricals Ltd. (a)		112,573	234,494
Bharat Petroleum Corp. Ltd.		47,249	473,903
Bharti Airtel Ltd.		188,761	902,272
Bharti Infratel Ltd.		103,396	535,771
Bosch Ltd. (a)		1,365	447,959
Cadila Healthcare Ltd.		36,137	229,129
Cairn India Ltd.		81,352	275,623
Cipla Ltd. (a)		66,456	572,999
Coal India Ltd.		130,275	634,331
Container Corp. of India Ltd.		6,004	123,810
Dabur India Ltd.		94,664	413,749
Divi's Laboratories Ltd.		14,789	283,762
Dr. Reddy's Laboratories Ltd. (a)		22,045	1,108,838
Eicher Motors Ltd.		2,495	898,426
GAIL India Ltd.		57,407	372,986
GlaxoSmithKline Consumer Healthcare Ltd.		1,803	164,311
Glenmark Pharmaceuticals Ltd. (a)		24,903	348,334
Godrej Consumer Products Ltd.		21,763	524,977
Havells India Ltd.		45,652	278,612
HCL Technologies Ltd.		105,507	1,207,063
Hero Motocorp Ltd. (a)		8,961	450,277
Hindalco Industries Ltd. (a)		202,242	453,719
Hindustan Unilever Ltd.		121,145	1,519,183
Housing Development Finance Corp. Ltd.		278,559	5,811,677
ICICI Bank Ltd. (a)		200,104	832,730
Idea Cellular Ltd. (a)		227,405	259,773
Indiabulls Housing Finance Ltd.		55,544	706,858
Infosys Ltd.		341,076	5,096,292
ITC Ltd.		628,809	2,291,619
JSW Steel Ltd. (a)		15,388	382,673
Larsen & Toubro Ltd.		59,249	1,315,185
LIC Housing Finance Ltd.		53,639	468,599
Lupin Ltd.		41,733	931,158
Mahindra & Mahindra Financial Services Ltd. (a)		50,052	271,549
Mahindra & Mahindra Ltd.		69,866	1,373,954
Marico Ltd.		81,799	345,747
Maruti Suzuki India Ltd. (a)		19,144	1,686,414
Motherson Sumi Systems Ltd.		75,710	375,909
Nestle India Ltd.		4,142	433,772
NTPC Ltd.		300,336	685,494
Oil & Natural Gas Corp. Ltd.		160,832	691,738
Piramal Enterprises Ltd.		13,814	367,511
Power Finance Corp. Ltd.		168,931	314,282
Reliance Industries Ltd.		240,861	3,809,229
Shree Cement Ltd.		1,490	373,458
Shriram Transport Finance Co. Ltd.		26,851	434,653
Siemens India Ltd. (a)		12,614	223,838
State Bank of India		289,591	1,120,066
Sun Pharmaceutical Industries Ltd.		180,151	2,007,696
Tata Consultancy Services Ltd.		87,870	3,159,768
Tata Motors Ltd. (a)		279,121	2,247,012
Tata Motors Ltd. Class A (a)		95,772	500,644
Tata Power Co. Ltd.		198,694	233,230
Tata Steel Ltd. (a)		55,366	336,526
Tech Mahindra Ltd.		42,487	277,481
Titan Co. Ltd.		57,261	320,661
Ultratech Cemco Ltd. (a)		6,469	386,237
United Spirits Ltd. (a)		12,458	420,260
UPL Ltd. (a)		66,850	699,312
Vedanta Ltd. (a)		187,895	570,681
Wipro Ltd.		112,624	782,789
Yes Bank Ltd. (a)		58,296	1,111,903
Zee Entertainment Enterprises Ltd.		108,533	846,635

TOTAL INDIA			63,907,732

Indonesia - 2.6%
PT Adaro Energy Tbk		2,600,900	315,943
PT AKR Corporindo Tbk		321,800	175,106
PT Astra International Tbk		3,770,400	2,376,727
PT Bank Central Asia Tbk		2,305,200	2,742,813
PT Bank CIMB Niaga Tbk (a)		75,942	5,558
PT Bank Danamon Indonesia Tbk Series A		591,600	175,013
PT Bank Mandiri (Persero) Tbk		1,743,300	1,535,584
PT Bank Negara Indonesia (Persero) Tbk		1,357,500	580,017
PT Bank Rakyat Indonesia Tbk		2,076,100	1,941,173
PT Bumi Serpong Damai Tbk		1,365,100	227,028
PT Charoen Pokphand Indonesia Tbk		1,324,700	375,643
PT Global Mediacom Tbk		1,095,300	71,352
PT Gudang Garam Tbk		91,400	475,633
PT Hanjaya Mandala Sampoerna Tbk		1,672,200	506,222
PT Indocement Tunggal Prakarsa Tbk		267,600	337,371
PT Indofood CBP Sukses Makmur Tbk		425,200	306,321
PT Indofood Sukses Makmur Tbk		800,400	521,413
PT Jasa Marga Tbk		395,600	137,344
PT Kalbe Farma Tbk		3,870,400	516,132
PT Lippo Karawaci Tbk		3,409,600	236,487
PT Matahari Department Store Tbk		427,800	590,979
PT Media Nusantara Citra Tbk		918,000	147,747
PT Perusahaan Gas Negara Tbk Series B		1,982,500	388,964
PT Semen Gresik (Persero) Tbk		534,000	403,119
PT Summarecon Agung Tbk		1,861,300	235,373
PT Surya Citra Media Tbk		1,083,200	219,994
PT Telkomunikasi Indonesia Tbk Series B		9,403,500	3,041,291
PT Tower Bersama Infrastructure Tbk		424,200	194,252
PT Unilever Indonesia Tbk		288,400	983,031
PT United Tractors Tbk		300,200	497,534
PT Waskita Karya Persero Tbk		857,300	172,143
PT XL Axiata Tbk (a)		665,075	112,137

TOTAL INDONESIA			20,545,444

Isle of Man - 0.1%
New Europe Property Investments PLC		43,987	542,377
Korea (South) - 13.0%
AMOREPACIFIC Corp.		5,999	1,882,957
AMOREPACIFIC Group, Inc.		5,233	677,142
BGFretail Co. Ltd.		1,777	270,336
BS Financial Group, Inc.		47,269	383,936
Celltrion, Inc.		14,223	1,320,635
Cheil Industries, Inc.		14,095	1,990,236
Cheil Worldwide, Inc.		12,296	182,222
CJ CheilJedang Corp.		1,466	447,969
CJ Corp.		2,769	422,460
CJ E&M Corp.		3,367	205,772
Coway Co. Ltd.		10,103	791,453
Daelim Industrial Co.		5,362	383,015
Daewoo Engineering & Construction Co. Ltd. (a)		22,978	127,169
DGB Financial Group Co. Ltd.		29,887	250,854
Dong Suh Companies, Inc.		6,651	157,879
Dongbu Insurance Co. Ltd.		9,281	576,941
Doosan Heavy Industries & Construction Co. Ltd.		8,378	191,915
E-Mart Co. Ltd.		3,502	497,550
GS Engineering & Construction Corp. (a)		8,726	204,464
GS Holdings Corp.		9,783	437,079
GS Retail Co. Ltd.		5,039	214,996
Hana Financial Group, Inc.		55,051	1,578,723
Hankook Tire Co. Ltd.		13,933	672,436
Hanmi Pharm Co. Ltd.		934	295,612
Hanmi Science Co. Ltd.		1,962	130,542
Hanon Systems		33,194	310,535
Hanssem Co. Ltd.		1,911	296,569
Hanwha Chemical Corp.		19,584	463,165
Hanwha Corp.		8,284	270,519
Hanwha Life Insurance Co. Ltd.		37,962	207,442
Hotel Shilla Co.		6,023	301,741
Hyosung Corp.		3,794	444,497
Hyundai Department Store Co. Ltd.		2,757	283,232
Hyundai Engineering & Construction Co. Ltd.		13,225	479,278
Hyundai Fire & Marine Insurance Co. Ltd.		11,194	345,973
Hyundai Glovis Co. Ltd.		3,373	511,662
Hyundai Heavy Industries Co. Ltd. (a)		7,793	991,367
Hyundai Industrial Development & Construction Co.		10,311	437,230
Hyundai Mobis		12,650	3,030,457
Hyundai Motor Co.		26,610	3,257,166
Hyundai Steel Co.		14,599	630,546
Hyundai Wia Corp.		3,000	206,425
Industrial Bank of Korea		47,767	551,276
Kakao Corp.		5,369	358,636
Kangwon Land, Inc.		22,176	735,804
KB Financial Group, Inc.		73,811	2,733,430
KCC Corp.		1,023	361,794
KEPCO Plant Service & Engineering Co. Ltd.		3,789	181,871
Kia Motors Corp.		49,060	1,745,778
Korea Aerospace Industries Ltd.		10,986	622,417
Korea Electric Power Corp.		47,816	2,069,447
Korea Express Co. Ltd. (a)		1,172	205,964
Korea Gas Corp.		4,951	200,636
Korea Investment Holdings Co. Ltd.		7,228	259,733
Korea Zinc Co. Ltd.		1,558	619,792
Korean Air Lines Co. Ltd. (a)		6,695	187,313
KT Corp.		216	6,096
KT&G Corp.		21,703	2,144,200
Kumho Petro Chemical Co. Ltd.		3,189	195,452
LG Chemical Ltd.		8,514	1,834,922
LG Corp.		17,798	953,891
LG Display Co. Ltd.		43,465	1,039,682
LG Electronics, Inc.		19,980	835,008
LG Household & Health Care Ltd.		1,697	1,216,642
LG Innotek Co. Ltd.		2,496	170,218
LG Telecom Ltd.		39,433	406,826
Lotte Chemical Corp.		2,802	706,775
Lotte Chilsung Beverage Co. Ltd.		113	152,148
Lotte Confectionery Co. Ltd.		1,011	169,715
Lotte Shopping Co. Ltd.		1,970	393,568
Mirae Asset Daewoo Co. Ltd.		30,702	208,035
Mirae Asset Securities Co. Ltd.		13,375	264,868
NAVER Corp.		5,204	3,899,286
NCSOFT Corp.		3,204	740,944
Oci Co. Ltd. (a)		3,009	238,088
Orion Corp.		676	422,591
Ottogi Corp.		223	128,291
Paradise Co. Ltd.		8,416	95,657
POSCO		12,990	2,704,032
Posco Daewoo Corp.		8,058	175,778
S-Oil Corp.		8,203	563,001
S1 Corp.		3,422	276,751
Samsung Card Co. Ltd.		6,234	262,713
Samsung Electro-Mechanics Co. Ltd.		10,137	417,443
Samsung Electronics Co. Ltd.		18,470	26,467,495
Samsung Fire & Marine Insurance Co. Ltd.		6,172	1,573,010
Samsung Heavy Industries Co. Ltd.		43,872	373,989
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)		15,880	35,821
Samsung Life Insurance Co. Ltd.		13,011	1,257,014
Samsung SDI Co. Ltd.		10,303	849,459
Samsung SDS Co. Ltd.		6,491	876,813
Samsung Securities Co. Ltd.		10,606	320,381
Shinhan Financial Group Co. Ltd.		79,300	3,040,253
Shinsegae Co. Ltd.		1,264	205,555
SK C&C Co. Ltd.		8,508	1,662,540
SK Energy Co. Ltd.		12,044	1,595,329
SK Hynix, Inc.		108,160	3,877,194
SK Networks Co. Ltd.		23,283	132,725
SK Telecom Co. Ltd.		3,800	745,244
Woori Bank		57,154	624,631
Woori Investment & Securities Co. Ltd.		25,151	222,097
Yuhan Corp.		1,527	280,366

TOTAL KOREA (SOUTH)			102,358,525

Malaysia - 2.6%
AirAsia Bhd		220,400	145,532
Alliance Financial Group Bhd		186,500	177,386
AMMB Holdings Bhd		328,700	329,092
Astro Malaysia Holdings Bhd		278,500	189,207
Axiata Group Bhd		478,948	561,722
Berjaya Sports Toto Bhd		163,628	124,427
British American Tobacco (Malaysia) Bhd		25,500	301,015
Bumiputra-Commerce Holdings Bhd		564,365	676,700
Dialog Group Bhd		564,000	208,391
DiGi.com Bhd		641,200	768,829
Felda Global Ventures Holdings Bhd		234,500	112,359
Gamuda Bhd		309,400	362,134
Gamuda Bhd warrants 3/6/21 (a)		62,050	19,229
Genting Bhd		423,500	791,476
Genting Malaysia Bhd		563,000	638,827
Genting Plantations Bhd		37,300	97,807
Hap Seng Consolidated Bhd		109,500	203,339
Hartalega Holdings Bhd		121,900	142,386
Hong Leong Bank Bhd		115,500	366,737
Hong Leong Credit Bhd		41,800	156,638
IHH Healthcare Bhd		602,200	918,732
IJM Corp. Bhd		524,400	412,520
IOI Corp. Bhd		417,500	447,855
IOI Properties Group Sdn Bhd		282,300	164,871
Kuala Lumpur Kepong Bhd		83,100	474,631
Lafarge Malaysia Bhd		64,600	124,734
Malayan Banking Bhd		651,219	1,226,372
Malaysia Airports Holdings Bhd		131,406	207,681
Maxis Bhd		359,600	510,898
MISC Bhd		198,200	355,295
Petronas Chemicals Group Bhd		451,900	754,064
Petronas Dagangan Bhd		36,900	205,479
Petronas Gas Bhd		127,500	668,653
PPB Group Bhd		88,600	340,461
Public Bank Bhd		503,600	2,384,147
RHB Capital Bhd		144,289	166,130
RHB Capital Bhd		99,132	0
SapuraKencana Petroleum Bhd (a)		683,500	263,950
Sime Darby Bhd		468,518	914,699
Telekom Malaysia Bhd		201,980	314,887
Tenaga Nasional Bhd		631,400	2,158,349
UMW Holdings Bhd		86,200	122,468
Westports Holdings Bhd		179,000	188,174
YTL Corp. Bhd		783,986	297,148
YTL Power International Bhd		377,170	137,561

TOTAL MALAYSIA			20,132,992

Malta - 0.0%
Brait SA		62,682	416,478
Mexico - 3.7%
Alfa SA de CV Series A		528,300	801,073
America Movil S.A.B. de CV Series L		5,904,500	3,911,134
CEMEX S.A.B. de CV unit		2,606,094	2,255,738
Coca-Cola FEMSA S.A.B. de CV Series L		90,500	679,815
Compartamos S.A.B. de CV		177,900	351,075
El Puerto de Liverpool S.A.B. de CV Class C		35,340	370,433
Embotelladoras Arca S.A.B. de CV		76,800	477,923
Fibra Uno Administracion SA de CV		473,900	904,374
Fomento Economico Mexicano S.A.B. de CV unit		341,000	3,270,901
Gruma S.A.B. de CV Series B		39,920	553,887
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		67,500	652,430
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		37,675	599,240
Grupo Bimbo S.A.B. de CV Series A		300,600	809,669
Grupo Carso SA de CV Series A1		106,800	466,166
Grupo Comercial Chedraui S.A.B. de CV		62,800	140,080
Grupo Financiero Banorte S.A.B. de CV Series O		463,600	2,730,190
Grupo Financiero Inbursa S.A.B. de CV Series O		435,100	706,022
Grupo Financiero Santander Mexico S.A.B. de CV		332,000	600,906
Grupo Lala S.A.B. de CV		106,200	197,724
Grupo Mexico SA de CV Series B		712,707	1,756,032
Grupo Televisa SA de CV		456,500	2,246,151
Industrias Penoles SA de CV		26,105	633,103
Kimberly-Clark de Mexico SA de CV Series A		286,500	617,837
Mexichem S.A.B. de CV		192,427	460,171
OHL Mexico S.A.B. de CV (a)		136,800	161,111
Promotora y Operadora de Infraestructura S.A.B. de CV		47,935	535,880
Wal-Mart de Mexico SA de CV Series V		972,800	2,058,212

TOTAL MEXICO			28,947,277

Netherlands - 0.4%
Steinhoff International Holdings NV (South Africa)		554,525	2,993,520
Peru - 0.1%
Compania de Minas Buenaventura SA		337	4,419
Compania de Minas Buenaventura SA sponsored ADR		34,262	455,342

TOTAL PERU			459,761

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.		355,760	572,983
Aboitiz Power Corp.		259,600	246,309
Alliance Global Group, Inc.		404,800	119,193
Ayala Corp.		45,860	790,698
Ayala Land, Inc.		1,375,500	1,029,577
Bank of the Philippine Islands (BPI)		130,592	272,620
BDO Unibank, Inc.		299,212	696,912
DMCI Holdings, Inc.		756,050	195,142
Globe Telecom, Inc.		6,020	221,262
GT Capital Holdings, Inc.		14,845	401,858
International Container Terminal Services, Inc.		92,920	149,272
JG Summit Holdings, Inc.		533,080	836,558
Jollibee Food Corp.		77,270	379,733
Megaworld Corp.		2,046,900	169,908
Metro Pacific Investments Corp.		2,351,300	349,567
Metropolitan Bank & Trust Co.		112,685	189,168
Philippine Long Distance Telephone Co.		17,740	560,448
PNOC Energy Development Corp.		1,709,900	208,311
Robinsons Land Corp.		296,300	189,357
Security Bank Corp.		36,710	167,065
SM Investments Corp.		44,420	616,365
SM Prime Holdings, Inc.		1,546,500	858,998
Universal Robina Corp.		159,460	599,257

TOTAL PHILIPPINES			9,820,561

Poland - 1.1%
Alior Bank SA (a)		20,269	243,595
Bank Handlowy w Warszawie SA		6,497	128,690
Bank Millennium SA (a)		109,774	161,447
Bank Polska Kasa Opieki SA		28,947	893,146
Bank Zachodni WBK SA		6,493	524,637
BRE Bank SA (a)		2,577	232,395
Cyfrowy Polsat SA (a)		34,982	215,960
ENEA SA (a)		34,738	88,898
Energa SA		31,943	65,461
Eurocash SA		13,727	139,116
Grupa Lotos SA (a)		19,243	166,814
KGHM Polska Miedz SA (Bearer)		27,382	496,097
LPP SA		233	349,210
NG2 SA		4,734	240,245
Polish Oil & Gas Co. SA		333,417	426,624
Polska Grupa Energetyczna SA		158,981	416,169
Polski Koncern Naftowy Orlen SA		59,814	1,186,141
Powszechna Kasa Oszczednosci Bank SA		162,975	1,141,542
Powszechny Zaklad Ubezpieczen SA		101,540	705,015
Synthos SA (a)		81,665	98,666
Tauron Polska Energia SA (a)		199,400	134,687
Telekomunikacja Polska SA		120,586	172,123
Zaklady Azotowe w Tarnowie-Moscicach SA		8,452	134,646

TOTAL POLAND			8,361,324

Qatar - 0.8%
Barwa Real Estate Co. (a)		18,053	158,392
Commercial Bank of Qatar (a)		29,224	286,498
Doha Bank (a)		22,123	221,136
Ezdan Holding Group (a)		143,945	620,597
Industries Qatar QSC (a)		27,394	767,307
Masraf al Rayan (a)		70,960	674,223
Qatar Electricity & Water Co. (a)		5,175	298,431
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		50,249	311,991
Qatar Insurance Co. SAQ (a)		21,617	520,012
Qatar Islamic Bank (a)		11,568	325,291
Qatar National Bank SAQ		39,138	1,719,619
Qatar Telecom (Qtel) Q.S.C. (a)		14,811	394,521
Vodafone Qatar QSC (a)		59,942	173,001

TOTAL QATAR			6,471,019

Russia - 3.4%
Alrosa Co. Ltd. (a)		485,813	678,899
Gazprom OAO (a)		276,450	605,787
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,139,649
Lukoil PJSC (a)		9,941	485,099
Lukoil PJSC sponsored ADR		68,904	3,359,070
Magnit OJSC GDR (Reg. S)		52,666	2,090,314
MegaFon PJSC GDR		16,492	157,169
MMC Norilsk Nickel PJSC (a)		1,115	164,327
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,395,187
Mobile TeleSystems OJSC sponsored ADR		96,919	747,245
Moscow Exchange MICEX-RTS OAO (a)		256,517	472,200
NOVATEK OAO (a)		10,958	114,210
NOVATEK OAO GDR (Reg. S)		15,874	1,696,931
PhosAgro OJSC GDR (Reg. S)		17,580	217,992
Rosneft Oil Co. OJSC (a)		24,755	135,740
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,043,659
Rostelecom PJSC (a)		16,695	20,805
Rostelecom PJSC sponsored ADR		23,110	170,321
RusHydro PJSC (a)		1,570,185	19,686
RusHydro PJSC ADR		194,501	237,291
Sberbank of Russia (a)		291,615	678,777
Sberbank of Russia sponsored ADR		426,892	4,051,205
Severstal PAO GDR (Reg. S)		38,232	539,071
Sistema JSFC (a)		650,000	197,610
Sistema JSFC sponsored GDR		3,428	25,607
Surgutneftegas OJSC (a)		84,379	35,954
Surgutneftegas OJSC sponsored ADR		116,797	501,994
Tatneft PAO (a)		36,196	202,671
Tatneft PAO sponsored ADR		37,903	1,268,613
VTB Bank OJSC (a)		95,154,048	101,681
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	890,283

TOTAL RUSSIA			26,445,047

South Africa - 6.3%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	198
Anglo American Platinum Ltd. (a)		9,902	233,293
AngloGold Ashanti Ltd. (a)		76,045	1,035,405
Aspen Pharmacare Holdings Ltd.		68,175	1,485,124
Barclays Africa Group Ltd.		79,347	920,122
Bidcorp Ltd.		62,456	1,101,245
Bidvest Group Ltd.		59,333	736,660
Capitec Bank Holdings Ltd.		7,314	371,565
Coronation Fund Managers Ltd.		40,159	216,018
Discovery Ltd.		67,116	573,563
Exxaro Resources Ltd.		25,975	191,098
FirstRand Ltd.		625,979	2,243,241
Fortress Income Fund Ltd.:
Class A		182,340	221,100
Class B		129,353	307,560
Foschini Ltd.		37,946	390,611
Gold Fields Ltd.		153,533	633,212
Growthpoint Properties Ltd.		379,485	707,537
Hyprop Investments Ltd.		43,550	386,609
Impala Platinum Holdings Ltd. (a)		112,183	450,937
Imperial Holdings Ltd.		27,395	346,040
Investec Ltd.		47,863	295,156
Liberty Holdings Ltd.		21,047	180,988
Life Healthcare Group Holdings Ltd.		172,690	461,062
Massmart Holdings Ltd.		19,544	169,383
MMI Holdings Ltd.		183,126	307,072
Mondi Ltd.		22,847	446,477
Mr Price Group Ltd.		45,589	519,732
MTN Group Ltd.		308,511	2,664,713
Naspers Ltd. Class N		81,182	13,606,245
Nedbank Group Ltd.		36,502	596,918
Netcare Ltd.		170,861	438,818
Pick 'n Pay Stores Ltd.		64,759	316,933
Pioneer Foods Ltd.		23,089	278,720
PSG Group Ltd.		17,495	273,381
Rand Merchant Insurance Holdings Ltd.		121,273	363,178
Redefine Properties Ltd.		808,905	694,697
Remgro Ltd.		98,891	1,642,836
Resilient Property Income Fund Ltd.		57,478	475,596
RMB Holdings Ltd.		134,428	593,392
Sanlam Ltd.		258,156	1,251,364
Sappi Ltd. (a)		99,203	551,792
Sasol Ltd.		102,764	2,837,827
Shoprite Holdings Ltd.		78,685	1,161,273
Sibanye Gold Ltd.		134,819	375,035
Spar Group Ltd.		35,547	503,530
Standard Bank Group Ltd.		240,659	2,553,346
Telkom SA Ltd.		49,619	228,927
Tiger Brands Ltd.		30,897	879,861
Truworths International Ltd.		79,634	421,978
Tsogo Sun Holdings Ltd.		66,996	152,090
Vodacom Group Ltd.		69,753	752,430
Woolworths Holdings Ltd.		187,150	1,084,141

TOTAL SOUTH AFRICA			49,630,029

Taiwan - 11.8%
Acer, Inc.		537,994	247,424
Advanced Semiconductor Engineering, Inc.		1,183,940	1,392,385
Advantech Co. Ltd.		56,784	462,867
Asia Cement Corp.		425,153	371,504
Asia Pacific Telecom Co. Ltd. (a)		398,000	128,129
ASUSTeK Computer, Inc.		129,000	1,131,310
AU Optronics Corp.		1,629,000	619,294
Catcher Technology Co. Ltd.		123,000	965,555
Cathay Financial Holding Co. Ltd.		1,518,641	1,972,449
Chang Hwa Commercial Bank		904,561	463,348
Cheng Shin Rubber Industry Co. Ltd.		363,937	742,222
Chicony Electronics Co. Ltd.		94,326	241,735
China Airlines Ltd.		482,043	146,011
China Development Finance Holding Corp.		2,450,800	614,867
China Life Insurance Co. Ltd.		658,680	608,989
China Steel Corp.		2,224,204	1,608,445
Chinatrust Financial Holding Co. Ltd.		3,267,826	1,761,994
Chunghwa Telecom Co. Ltd.		703,000	2,409,402
Compal Electronics, Inc.		783,000	466,892
Delta Electronics, Inc.		363,381	1,918,992
E.SUN Financial Holdings Co. Ltd.		1,434,484	816,689
ECLAT Textile Co. Ltd.		34,758	395,773
EVA Airways Corp.		360,453	173,776
Evergreen Marine Corp. (Taiwan) (a)		324,420	121,419
Far Eastern Textile Ltd.		612,705	475,146
Far EasTone Telecommunications Co. Ltd.		295,000	698,003
Feng Tay Enterprise Co. Ltd.		60,520	253,378
First Financial Holding Co. Ltd.		1,745,125	916,054
Formosa Chemicals & Fibre Corp.		600,760	1,789,218
Formosa Petrochemical Corp.		213,000	712,736
Formosa Plastics Corp.		771,520	2,089,786
Formosa Taffeta Co. Ltd.		147,000	134,279
Foxconn Technology Co. Ltd.		177,587	515,945
Fubon Financial Holding Co. Ltd.		1,241,334	1,763,857
Giant Manufacturing Co. Ltd.		50,000	354,441
Hermes Microvision, Inc.		9,000	398,211
Highwealth Construction Corp.		143,000	212,038
HIWIN Technologies Corp.		36,620	162,028
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,872,087	7,770,399
Hotai Motor Co. Ltd.		47,000	547,838
HTC Corp. (a)		117,000	342,890
Hua Nan Financial Holdings Co. Ltd.		1,399,496	712,432
Innolux Corp.		1,627,347	549,701
Inotera Memories, Inc. (a)		477,000	447,067
Inventec Corp.		452,865	354,783
Largan Precision Co. Ltd.		19,000	2,250,821
Lite-On Technology Corp.		387,279	556,441
MediaTek, Inc.		278,292	2,118,403
Mega Financial Holding Co. Ltd.		2,028,413	1,389,654
Merida Industry Co. Ltd.		38,000	175,365
Nan Ya Plastics Corp.		888,860	1,852,232
Nanya Technology Corp.		125,000	162,353
Nien Made Enterprise Co. Ltd.		27,000	313,431
Novatek Microelectronics Corp.		104,000	390,884
OBI Pharma, Inc. (a)		20,000	209,652
Pegatron Corp.		355,000	957,071
Phison Electronics Corp.		26,000	184,722
Pou Chen Corp.		404,000	547,149
Powertech Technology, Inc.		121,000	345,786
President Chain Store Corp.		107,000	800,926
Quanta Computer, Inc.		493,000	1,000,745
Realtek Semiconductor Corp.		82,401	279,649
Ruentex Development Co. Ltd. (a)		151,000	174,331
Ruentex Industries Ltd.		104,000	167,899
Shin Kong Financial Holding Co. Ltd. (a)		1,487,533	323,187
Siliconware Precision Industries Co. Ltd.		396,000	599,514
Simplo Technology Co. Ltd.		52,000	160,807
Sinopac Holdings Co.		1,831,604	529,233
Standard Foods Corp.		70,050	173,523
Synnex Technology International Corp.		260,500	278,442
TaiMed Biologics, Inc.		28,000	176,285
Taishin Financial Holdings Co. Ltd.		1,559,773	571,400
Taiwan Business Bank		689,188	174,436
Taiwan Cement Corp.		629,000	755,115
Taiwan Cooperative Financial Holding Co. Ltd.		1,405,989	617,630
Taiwan Fertilizer Co. Ltd.		137,000	183,805
Taiwan Mobile Co. Ltd.		313,900	1,100,146
Taiwan Semiconductor Manufacturing Co. Ltd.		4,567,000	27,433,406
TECO Electric & Machinery Co. Ltd.		373,000	331,847
Transcend Information, Inc.		47,000	129,990
Unified-President Enterprises Corp.		900,983	1,746,041
United Microelectronics Corp.		2,310,000	860,583
Vanguard International Semiconductor Corp.		164,000	334,986
Wistron Corp.		456,102	344,299
WPG Holding Co. Ltd.		275,000	322,724
Yuanta Financial Holding Co. Ltd.		1,810,952	677,775
Yulon Motor Co. Ltd.		168,000	147,333

TOTAL TAIWAN			92,831,722

Thailand - 2.1%
Advanced Info Service PCL		7,700	33,734
Advanced Info Service PCL (For. Reg.)		187,000	819,251
Airports of Thailand PCL		3,400	36,972
Airports of Thailand PCL (For. Reg.)		76,600	832,953
Bangkok Bank PCL (For. Reg.)		44,400	201,487
Bangkok Dusit Medical Services PCL (For. Reg.)		699,700	455,317
Bangkok Expressway and Metro PCL		1,187,200	252,434
Banpu PCL (For. Reg.)		319,000	166,613
BEC World PCL		46,500	27,207
BEC World PCL (For. Reg.)		151,200	88,465
BTS Group Holdings PCL		998,300	243,609
BTS Group Holdings PCL		154,100	37,604
Bumrungrad Hospital PCL (For. Reg.)		65,000	339,493
C.P. ALL PCL		36,700	63,633
C.P. ALL PCL (For. Reg.)		882,200	1,529,608
Central Pattana PCL		23,800	37,869
Central Pattana PCL (For. Reg.)		230,400	366,602
Charoen Pokphand Foods PCL		26,000	23,375
Charoen Pokphand Foods PCL (For. Reg.)		470,100	422,637
Delta Electronics PCL (For. Reg.)		88,700	198,729
Electricity Generating PCL (For. Reg.)		25,600	142,476
Energy Absolute PCL		212,400	171,254
Glow Energy PCL (For. Reg.)		90,500	198,887
Home Product Center PCL (For. Reg.)		699,306	201,584
Indorama Ventures PCL		33,300	27,800
Indorama Ventures PCL (For. Reg.)		242,300	202,277
IRPC PCL (For. Reg.)		1,789,100	244,078
Kasikornbank PCL		103,500	508,084
Kasikornbank PCL (For. Reg.)		220,900	1,084,404
Krung Thai Bank PCL		61,200	30,043
Krung Thai Bank PCL (For. Reg.)		602,470	295,754
Minor International PCL (For. Reg.)		394,380	433,354
PTT Exploration and Production PCL (For. Reg.)		251,339	597,188
PTT Global Chemical PCL		17,800	30,482
PTT Global Chemical PCL (For. Reg.)		362,739	621,173
PTT PCL		6,600	65,176
PTT PCL (For. Reg.)		178,800	1,765,674
Robinsons Department Store PCL (For. Reg.)		89,100	147,493
Siam Cement PCL		7,100	102,131
Siam Cement PCL (For. Reg.)		69,350	997,571
Siam Commercial Bank PCL		10,900	44,642
Siam Commercial Bank PCL (For. Reg.)		279,600	1,145,133
Thai Oil PCL		13,900	27,770
Thai Oil PCL (For. Reg.)		137,300	274,306
Thai Union Frozen Products PCL (For. Reg.)		334,620	207,242
TMB PCL (For. Reg.)		2,452,900	147,016
True Corp. PCL		142,300	27,414
True Corp. PCL (For. Reg.)		1,750,219	337,181

TOTAL THAILAND			16,255,179

Turkey - 1.1%
Akbank T.A.S.		419,309	1,120,687
Anadolu Efes Biracilik Ve Malt Sanayii A/S		37,892	231,571
Arcelik A/S		43,184	285,265
Bim Birlesik Magazalar A/S JSC		40,779	664,220
Coca-Cola Icecek Sanayi A/S		13,235	149,705
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		343,012	350,301
Eregli Demir ve Celik Fabrikalari T.A.S.		255,586	346,921
Ford Otomotiv Sanayi A/S		14,449	147,747
Haci Omer Sabanci Holding A/S		167,362	505,723
Koc Holding A/S		116,219	484,520
Petkim Petrokimya Holding A/S		116,731	158,446
TAV Havalimanlari Holding A/S		30,193	124,119
Tofas Turk Otomobil Fabrikasi A/S		21,798	164,141
Tupras Turkiye Petrol Rafinelleri A/S		22,787	464,319
Turk Hava Yollari AO (a)		97,457	171,339
Turk Sise ve Cam Fabrikalari A/S		132,671	139,349
Turk Telekomunikasyon A/S		78,744	145,565
Turkcell Iletisim Hizmet A/S		161,911	521,694
Turkiye Garanti Bankasi A/S		443,292	1,204,843
Turkiye Halk Bankasi A/S		114,976	349,285
Turkiye Is Bankasi A/S Series C		296,847	481,594
Turkiye Vakiflar Bankasi TAO		132,124	195,565
Ulker Biskuvi Sanayi A/S		26,776	166,147
Yapi ve Kredi Bankasi A/S (a)		151,272	180,886

TOTAL TURKEY			8,753,952

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC (a)		355,223	593,819
Aldar Properties PJSC (a)		568,169	408,382
Arabtec Holding Co. (a)		426,275	154,357
DP World Ltd.		30,425	546,129
Dubai Financial Market PJSC (a)		369,244	115,610
Dubai Islamic Bank Pakistan Ltd. (a)		236,658	337,627
Emaar Malls Group PJSC (a)		340,567	238,298
Emaar Properties PJSC		669,710	1,270,880
Emirates Telecommunications Corp.		324,425	1,664,986
First Gulf Bank PJSC		161,069	504,307
National Bank of Abu Dhabi PJSC (a)		120,750	290,948

TOTAL UNITED ARAB EMIRATES			6,125,343

United States of America - 0.1%
Southern Copper Corp. (b)		15,546	441,351
TOTAL COMMON STOCKS
(Cost $689,591,916)			722,853,427

Nonconvertible Preferred Stocks - 4.4%
Brazil - 3.3%
Banco Bradesco SA (PN)		522,704	5,475,947
Braskem SA (PN-A)		27,000	239,126
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		39,900	341,875
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		28,800	550,376
Companhia Energetica de Minas Gerais (CEMIG) (PN)		143,295	437,696
Companhia Energetica de Sao Paulo Series B		34,500	160,287
Companhia Paranaense de Energia-Copel (PN-B)		18,100	207,254
Gerdau SA (PN)		166,400	574,476
Itau Unibanco Holding SA		599,821	7,215,892
Itausa-Investimentos Itau SA (PN)		728,356	2,154,035
Lojas Americanas SA (PN)		105,984	687,302
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		704,200	3,902,662
Suzano Papel e Celulose SA		73,200	258,218
Telefonica Brasil SA		84,000	1,215,263
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)		4,043	5,712
Vale SA (PN-A)		349,300	2,257,537

TOTAL BRAZIL			25,683,658

Chile - 0.1%
Embotelladora Andina SA Class B		49,264	199,848
Sociedad Quimica y Minera de Chile SA (PN-B)		17,369	513,316

TOTAL CHILE			713,164

Colombia - 0.1%
Bancolombia SA (PN)		83,712	794,584
Grupo Aval Acciones y Valores SA		608,300	250,864
Grupo de Inversiones Suramerica SA		18,485	233,615

TOTAL COLOMBIA			1,279,063

Korea (South) - 0.7%
AMOREPACIFIC Corp.		1,639	286,600
Hyundai Motor Co.		4,114	343,866
Hyundai Motor Co. Series 2		7,023	617,100
LG Chemical Ltd.		1,587	249,756
LG Household & Health Care Ltd.		495	206,006
Samsung Electronics Co. Ltd.		3,420	3,938,029

TOTAL KOREA (SOUTH)			5,641,357

Russia - 0.2%
AK Transneft OAO (a)		290	695,254
Surgutneftegas OJSC (a)		1,361,272	617,229

TOTAL RUSSIA			1,312,483

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $32,417,021)			34,629,725
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	52,391

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.47% 5/25/17 (Cost $1,994,676)(e)		2,000,000	1,994,528
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.41% (f)		22,633,420	22,640,210
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)		20,227,253	20,231,299
TOTAL MONEY MARKET FUNDS
(Cost $42,867,138)			42,871,509
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $766,923,660)			802,401,580
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(17,484,848)
NET ASSETS - 100%			$784,916,732

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
606 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	27,376,050	$211,304

The face value of futures purchased as a percentage of Net Assets is 3.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,038 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,201,703.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,777
Fidelity Securities Lending Cash Central Fund	133,373
Total	$168,150

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$79,064,831	$79,064,831	$--	$--
Consumer Staples	58,237,715	58,237,715	--	--
Energy	57,889,093	43,099,307	14,789,786	--
Financials	182,944,516	165,332,218	17,612,298	--
Health Care	19,177,378	18,068,540	1,108,838	--
Industrials	44,837,696	44,801,875	35,821	--
Information Technology	179,474,854	113,316,125	66,158,727	2
Materials	49,683,112	44,876,628	4,747,684	58,800
Real Estate	19,428,508	19,179,358	--	249,150
Telecommunication Services	45,336,131	25,151,644	20,184,487	--
Utilities	21,409,318	18,860,421	2,548,897	--
Corporate Bonds	52,391	--	52,391	--
Government Obligations	1,994,528	--	1,994,528	--
Money Market Funds	42,871,509	42,871,509	--	--
Total Investments in Securities:	$802,401,580	$672,860,171	$129,233,457	$307,952
Derivative Instruments:
Assets
Futures Contracts	$211,304	$211,304	$--	$--
Total Assets	$211,304	$211,304	$--	$--
Total Derivative Instruments:	$211,304	$211,304	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$178,988,836

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$211,304	$0
Total Equity Risk	211,304	0
Total Value of Derivatives	$211,304	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $19,665,389) — See accompanying schedule: Unaffiliated issuers (cost $724,056,522)	$759,530,071
Fidelity Central Funds (cost $42,867,138)	42,871,509
Total Investments (cost $766,923,660)		$802,401,580
Cash		30,284
Foreign currency held at value (cost $1,799,490)		1,775,896
Receivable for fund shares sold		1,447,539
Dividends receivable		396,548
Interest receivable		204
Distributions receivable from Fidelity Central Funds		14,491
Receivable for daily variation margin for derivative instruments		136,027
Other receivables		614
Total assets		806,203,183
Liabilities
Payable for investments purchased	$30,282
Payable for fund shares redeemed	554,747
Accrued management fee	56,942
Other affiliated payables	30,827
Other payables and accrued expenses	387,433
Collateral on securities loaned, at value	20,226,220
Total liabilities		21,286,451
Net Assets		$784,916,732
Net Assets consist of:
Paid in capital		$808,629,656
Undistributed net investment income		9,969,309
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,965,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,283,386
Net Assets		$784,916,732
Investor Class:
Net Asset Value, offering price and redemption price per share ($19,861,821 ÷ 2,202,930 shares)		$9.02
Premium Class:
Net Asset Value, offering price and redemption price per share ($583,548,257 ÷ 64,657,157 shares)		$9.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($181,237,293 ÷ 20,055,449 shares)		$9.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($269,361 ÷ 29,812 shares)		$9.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$15,514,271
Interest		10,280
Income from Fidelity Central Funds		168,150
Income before foreign taxes withheld		15,692,701
Less foreign taxes withheld		(1,724,717)
Total income		13,967,984
Expenses
Management fee	$1,101,319
Transfer agent fees	460,763
Independent trustees' fees and expenses	2,521
Interest	807
Miscellaneous	1,492
Total expenses before reductions	1,566,902
Expense reductions	(534,732)	1,032,170
Net investment income (loss)		12,935,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,679)	(53,124,443)
Fidelity Central Funds	3,395
Foreign currency transactions	(901,207)
Futures contracts	1,342,156
Total net realized gain (loss)		(52,680,099)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $80,318)	107,689,110
Assets and liabilities in foreign currencies	12,498
Futures contracts	(357,393)
Total change in net unrealized appreciation (depreciation)		107,344,215
Net gain (loss)		54,664,116
Net increase (decrease) in net assets resulting from operations		$67,599,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,935,814	$12,413,298
Net realized gain (loss)	(52,680,099)	(5,129,520)
Change in net unrealized appreciation (depreciation)	107,344,215	(89,144,537)
Net increase (decrease) in net assets resulting from operations	67,599,930	(81,860,759)
Distributions to shareholders from net investment income	(11,347,194)	(6,840,222)
Share transactions - net increase (decrease)	211,661,406	243,665,786
Redemption fees	99,407	96,041
Total increase (decrease) in net assets	268,013,549	155,060,846
Net Assets
Beginning of period	516,903,183	361,842,337
End of period	$784,916,732	$516,903,183
Other Information
Undistributed net investment income end of period	$9,969,309	$10,294,657

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Investor Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.41	$10.16	$10.04	$9.76	$9.54
Income from Investment Operations
Net investment income (loss)A	.17	.24	.25	.26	.27
Net realized and unrealized gain (loss)	.61	(1.82)	.06	.19	(.06)
Total from investment operations	.78	(1.58)	.31	.45	.21
Distributions from net investment income	(.17)	(.17)	(.19)	(.12)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.17)	(.17)	(.19)	(.19)B	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	.02	.04
Net asset value, end of period	$9.02	$8.41	$10.16	$10.04	$9.76
Total ReturnD	9.76%	(15.68)%	3.18%	4.78%	2.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.32%	.33%
Expenses net of all reductions	.31%	.31%	.31%	.32%	.33%
Net investment income (loss)	2.05%	2.55%	2.50%	2.56%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$19,862	$23,983	$16,792	$10,259	$44,554
Portfolio turnover rateG	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.17	$10.05	$9.77	$9.54
Income from Investment Operations
Net investment income (loss)A	.18	.25	.26	.26	.28
Net realized and unrealized gain (loss)	.61	(1.82)	.06	.21	(.06)
Total from investment operations	.79	(1.57)	.32	.47	.22
Distributions from net investment income	(.18)	(.18)	(.20)	(.14)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.18)	(.18)	(.20)	(.20)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.04
Net asset value, end of period	$9.03	$8.42	$10.17	$10.05	$9.77
Total ReturnC	9.87%	(15.57)%	3.30%	4.93%	2.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.18%	.20%	.20%	.20%	.22%
Expenses net of all reductions	.18%	.20%	.20%	.20%	.22%
Net investment income (loss)	2.18%	2.66%	2.61%	2.68%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$583,548	$443,052	$323,342	$210,071	$51,728
Portfolio turnover rateF	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.18	.25	.26	.27	.28
Net realized and unrealized gain (loss)	.62	(1.81)	.06	.20	(.04)
Total from investment operations	.80	(1.56)	.32	.47	.24
Distributions from net investment income	(.19)	(.19)	(.20)	(.15)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.19)	(.19)	(.20)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.04
Net asset value, end of period	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC	9.94%	(15.49)%	3.37%	4.91%	2.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.20%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.12%	.13%	.13%	.13%	.15%
Expenses net of all reductions	.12%	.13%	.13%	.13%	.15%
Net investment income (loss)	2.24%	2.73%	2.68%	2.74%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$181,237	$49,626	$21,598	$474	$517
Portfolio turnover rateF	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.19	.26	.27	.26	.28
Net realized and unrealized gain (loss)	.61	(1.82)	.06	.21	(.04)
Total from investment operations	.80	(1.56)	.33	.47	.24
Distributions from net investment income	(.19)	(.19)	(.21)	(.15)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.19)	(.19)	(.21)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.04
Net asset value, end of period	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC	9.98%	(15.46)%	3.40%	4.95%	2.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.19%	.25%	.25%	.24%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.26%	2.76%	2.71%	2.78%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$269	$243	$111	$7,372	$80
Portfolio turnover rateF	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Past 5 years	Life of fundA
Investor Class	0.56%	3.69%	3.76%
Premium Class	0.64%	3.74%	3.81%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global ex U.S. Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,096	Fidelity® Global ex U.S. Index Fund - Investor Class
$12,265	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes modestly outpaced 0.40% return of the MSCI ACWI (All Country World Index) ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The fund’s top-contributing stock was Taiwan Semiconductor, whose shares rose about 47% in a strong industry environment for this contract semiconductor manufacturer. A more favorable commodity-pricing environment boosted shares of various materials companies this period, most notably Glencore, a Switzerland-based commodities producer, up roughly 77%. Other notable contributors in absolute terms included China-based and Grand Cayman-listed media company Tencent Holdings (+41%); Chinese e-commerce business Alibaba Group (+21%), which reported strong earnings in August; and Korean electronics giant Samsung (21%). In contrast, many of the fund’s biggest detractors included multinational pharmaceutical manufacturers hurt by the potential for drug-pricing regulation in the U.S. Here, the biggest detractors included Switzerland’s Novartis (-19%); Denmark-based Novo Nordisk (-31%); Germany's Bayer (-24%); France’s Sanofi (-20%); and, especially, Canada’s Valeant Pharmaceuticals. Valeant shares returned -81%, with much of the decline coming in March, after the company forecast weaker-than-expected earnings and warned of a possible debt default.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.8	0.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.6	0.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.6
	8.4

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	26.0
Industrials	11.1	11.0
Consumer Discretionary	10.9	11.5
Consumer Staples	10.1	10.3
Information Technology	9.2	8.2
Health Care	8.0	8.7
Materials	6.8	6.4
Energy	6.3	6.4
Telecommunication Services	4.6	4.8
Real Estate	3.3	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	16.3%
United Kingdom	10.8%
Canada	6.8%
France	6.1%
Germany	6.1%
Switzerland	5.7%
United States of America*	5.2%
Australia	4.7%
Korea (South)	3.2%
Other	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Japan	15.4%
United Kingdom	12.7%
Canada	6.9%
France	6.6%
Switzerland	6.3%
Germany	6.3%
Australia	4.9%
Korea (South)	3.3%
United States of America*	3.1%
Other	34.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Global ex U.S. Index Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 93.0%
		Shares	Value
Australia - 4.7%
AGL Energy Ltd.		64,058	$934,621
Alumina Ltd.		224,655	270,014
Amcor Ltd.		109,509	1,224,561
AMP Ltd.		279,879	972,971
APA Group unit		106,830	646,874
Aristocrat Leisure Ltd.		51,819	604,683
ASX Ltd.		18,457	661,717
Aurizon Holdings Ltd.		195,390	725,330
Australia & New Zealand Banking Group Ltd.		275,799	5,842,938
Bank of Queensland Ltd.		34,731	276,352
Bendigo & Adelaide Bank Ltd.		44,251	374,655
BHP Billiton Ltd.		303,910	5,309,562
Boral Ltd.		70,005	335,493
Brambles Ltd.		149,775	1,313,657
Caltex Australia Ltd.		24,906	582,210
Challenger Ltd.		52,747	431,741
Cimic Group Ltd.		9,248	208,164
Coca-Cola Amatil Ltd.		52,726	382,637
Cochlear Ltd.		5,332	519,012
Commonwealth Bank of Australia		162,156	9,052,808
Computershare Ltd.		43,997	353,093
Crown Ltd.		34,437	285,277
CSL Ltd.		43,293	3,310,094
DEXUS Property Group unit		90,092	612,685
Dominos Pizza Enterprises Ltd.		5,763	281,666
DUET Group		232,671	421,243
Flight Centre Travel Group Ltd.		5,208	134,184
Fortescue Metals Group Ltd.		145,522	608,842
Goodman Group unit		168,642	871,062
Harvey Norman Holdings Ltd.		54,945	211,073
Healthscope Ltd.		166,062	279,175
Incitec Pivot Ltd.		162,038	363,624
Insurance Australia Group Ltd.		230,149	964,660
Lendlease Group unit		51,855	533,311
Macquarie Group Ltd.		28,960	1,757,984
Medibank Private Ltd.		261,388	513,002
Mirvac Group unit		346,559	550,981
National Australia Bank Ltd.		250,054	5,326,050
Newcrest Mining Ltd. (a)		72,540	1,244,887
Orica Ltd.		34,546	428,087
Origin Energy Ltd.		166,878	679,151
Platinum Asset Management Ltd.		19,837	75,299
Qantas Airways Ltd.		52,337	121,827
QBE Insurance Group Ltd.		129,741	985,953
Ramsay Health Care Ltd.		13,430	749,461
realestate.com.au Ltd.		4,906	190,854
Rio Tinto Ltd.		40,237	1,658,357
Santos Ltd.		147,697	401,101
Scentre Group unit		503,535	1,612,595
SEEK Ltd.		31,412	349,824
Sonic Healthcare Ltd.		37,803	589,226
South32 Ltd.		503,952	985,226
SP AusNet		166,521	190,009
Stockland Corp. Ltd. unit		227,269	764,145
Suncorp Group Ltd.		121,427	1,105,663
Sydney Airport unit		103,785	494,222
Tabcorp Holdings Ltd.		76,609	282,058
Tatts Group Ltd.		139,599	431,143
Telstra Corp. Ltd.		404,471	1,529,687
The GPT Group unit		170,441	604,190
TPG Telecom Ltd.		31,806	182,913
Transurban Group unit		192,639	1,522,556
Treasury Wine Estates Ltd.		70,831	578,683
Vicinity Centers unit		320,493	699,703
Vocus Communications Ltd.		48,109	208,966
Wesfarmers Ltd.		106,440	3,320,535
Westfield Corp. unit (a)		186,781	1,264,550
Westpac Banking Corp.		315,371	7,292,938
Woodside Petroleum Ltd.		71,757	1,548,592
Woolworths Ltd.		120,968	2,176,281

TOTAL AUSTRALIA			82,316,688

Austria - 0.1%
Andritz AG		6,780	354,647
Erste Group Bank AG		28,490	894,775
OMV AG		13,571	424,208
Raiffeisen International Bank-Holding AG (a)		11,074	181,496
Voestalpine AG		10,861	384,267

TOTAL AUSTRIA			2,239,393

Bailiwick of Jersey - 0.9%
Experian PLC		90,597	1,744,311
Glencore Xstrata PLC (a)		1,157,201	3,541,035
Petrofac Ltd.		23,981	236,730
Randgold Resources Ltd.		8,895	789,935
Shire PLC		84,991	4,798,821
Wolseley PLC		23,834	1,240,136
WPP PLC		121,853	2,645,800

TOTAL BAILIWICK OF JERSEY			14,996,768

Belgium - 0.9%
Ageas		18,558	677,880
Anheuser-Busch InBev SA NV		76,046	8,727,781
Colruyt NV		6,355	341,590
Groupe Bruxelles Lambert SA		7,628	656,158
KBC Groep NV		23,743	1,446,806
Proximus		14,207	406,737
Solvay SA Class A		7,026	806,372
Telenet Group Holding NV (a)		4,890	261,770
UCB SA		11,982	811,423
Umicore SA		8,869	539,274

TOTAL BELGIUM			14,675,791

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		310,000	162,284
Alibaba Pictures Group Ltd. (a)		1,050,000	207,142
Beijing Enterprises Water Group Ltd.		402,000	291,825
Brilliance China Automotive Holdings Ltd.		292,000	346,761
Cheung Kong Infrastructure Holdings Ltd.		62,000	508,036
China Gas Holdings Ltd.		160,000	243,851
China Resource Gas Group Ltd.		82,000	257,454
Cosco Shipping Ports Ltd.		154,707	153,599
Credicorp Ltd. (United States)		6,146	913,787
First Pacific Co. Ltd.		210,852	159,732
GOME Electrical Appliances Holdings Ltd.		1,179,104	148,993
Haier Electronics Group Co. Ltd.		114,000	184,033
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
Hongkong Land Holdings Ltd.		111,836	749,301
Jardine Matheson Holdings Ltd.		23,476	1,429,923
Kerry Properties Ltd.		64,500	204,173
Kunlun Energy Co. Ltd.		300,000	227,063
Li & Fung Ltd.		576,000	283,709
Luye Pharma Group Ltd.		114,000	76,730
Nine Dragons Paper (Holdings) Ltd.		156,000	127,124
Noble Group Ltd. (a)		824,931	98,428
NWS Holdings Ltd.		150,258	266,202
Shangri-La Asia Ltd.		116,000	127,583
Yue Yuen Industrial (Holdings) Ltd.		69,000	262,902

TOTAL BERMUDA			7,430,636

Brazil - 1.1%
AES Tiete Energia SA unit		17,587	91,131
Ambev SA		445,400	2,627,469
Banco Bradesco SA		78,724	782,554
Banco do Brasil SA		82,100	753,355
Banco Santander SA (Brasil) unit		39,700	327,102
BB Seguridade Participacoes SA		67,200	676,632
BM&F BOVESPA SA		162,700	958,258
BR Malls Participacoes SA		53,600	214,602
Brasil Foods SA		57,600	963,609
CCR SA		84,000	456,579
Cetip SA - Mercados Organizado		17,804	250,271
Cielo SA		96,243	976,903
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		33,100	349,458
Companhia Siderurgica Nacional SA (CSN) (a)		58,700	197,506
Cosan SA Industria e Comercio		11,400	153,286
CPFL Energia SA		19,482	147,824
Drogasil SA		22,200	492,823
Duratex SA		32,149	86,818
EDP Energias do Brasil SA		28,781	138,405
Embraer SA		61,600	330,965
ENGIE Brasil Energia SA		15,200	193,095
Equatorial Energia SA		19,400	346,064
Fibria Celulose SA		23,300	186,429
Hypermarcas SA		31,800	266,594
JBS SA		67,300	204,725
Klabin SA unit		51,100	263,344
Kroton Educacional SA		131,952	657,280
Localiza Rent A Car SA		15,080	187,224
Lojas Americanas SA		24,750	121,424
Lojas Renner SA		61,000	515,977
M. Dias Branco SA		3,300	140,922
Multiplan Empreendimentos Imobiliarios SA		7,700	154,748
Natura Cosmeticos SA		16,500	158,487
Odontoprev SA		23,100	86,842
Petroleo Brasileiro SA - Petrobras (ON) (a)		284,200	1,659,614
Porto Seguro SA		9,700	91,986
Qualicorp SA		21,000	135,132
Rumo Logistica Operadora Multimodal SA (a)		75,000	167,763
Sul America SA unit		18,453	111,400
Terna Participacoes SA unit		8,300	53,955
TIM Participacoes SA		80,100	222,333
Totvs SA		12,000	108,872
Ultrapar Participacoes SA		34,300	777,230
Vale SA		119,500	826,617
Weg SA		55,100	303,810

TOTAL BRAZIL			18,917,417

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		20,873	1,060,068
Agrium, Inc.		12,432	1,141,245
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		39,715	1,995,077
AltaGas Ltd.		14,945	369,809
ARC Resources Ltd.		32,600	553,420
ATCO Ltd. Class I (non-vtg.)		7,346	257,518
Bank of Montreal		60,691	3,862,360
Bank of Nova Scotia		113,509	6,099,850
Barrick Gold Corp.		110,176	1,938,532
BCE, Inc.		14,181	644,293
BlackBerry Ltd. (a)		45,852	323,730
Bombardier, Inc. Class B (sub. vtg.) (a)		179,036	237,593
Brookfield Asset Management, Inc. Class A		81,572	2,856,510
CAE, Inc.		24,718	347,191
Cameco Corp.		38,513	296,607
Canadian Imperial Bank of Commerce		37,258	2,791,642
Canadian National Railway Co.		73,590	4,626,190
Canadian Natural Resources Ltd.		103,747	3,292,708
Canadian Pacific Railway Ltd.		13,749	1,965,431
Canadian Tire Ltd. Class A (non-vtg.)		6,623	643,783
Canadian Utilities Ltd. Class A (non-vtg.)		11,488	328,290
CCL Industries, Inc. Class B		2,655	472,172
Cenovus Energy, Inc.		78,947	1,138,913
CGI Group, Inc. Class A (sub. vtg.) (a)		20,413	969,591
CI Financial Corp.		23,006	423,312
Constellation Software, Inc.		1,810	847,919
Crescent Point Energy Corp.		51,490	613,058
Dollarama, Inc.		10,879	812,944
ECN Capital Corp.		33,042	72,179
Eldorado Gold Corp. (a)		67,732	213,603
Element Financial Corp.		36,970	360,246
Empire Co. Ltd. Class A (non-vtg.)		16,053	231,226
Enbridge, Inc.		87,875	3,794,617
Encana Corp.		90,553	863,470
Fairfax Financial Holdings Ltd. (sub. vtg.)		2,177	1,114,956
Finning International, Inc.		15,488	288,213
First Capital Realty, Inc.		11,924	190,155
First Quantum Minerals Ltd.		64,349	611,203
Fortis, Inc.		37,882	1,246,917
Franco-Nevada Corp.		16,849	1,102,791
George Weston Ltd.		4,876	397,336
Gildan Activewear, Inc.		21,301	547,096
Goldcorp, Inc.		78,823	1,197,066
Great-West Lifeco, Inc.		28,375	712,707
H&R REIT/H&R Finance Trust		12,771	217,182
Husky Energy, Inc.		34,032	366,124
Hydro One Ltd.		16,294	297,260
IGM Financial, Inc.		8,906	239,034
Imperial Oil Ltd.		28,098	911,253
Industrial Alliance Insurance and Financial Services, Inc.		9,799	379,453
Intact Financial Corp.		12,426	844,705
Inter Pipeline Ltd.		32,014	663,766
Jean Coutu Group, Inc. Class A (sub. vtg.)		7,766	116,956
Keyera Corp.		17,041	511,497
Kinross Gold Corp. (a)		120,093	466,476
Linamar Corp.		4,606	187,324
Loblaw Companies Ltd.		21,199	1,045,963
Magna International, Inc. Class A (sub. vtg.)		37,575	1,542,724
Manulife Financial Corp.		186,486	2,701,426
Methanex Corp.		8,392	305,010
Metro, Inc. Class A (sub. vtg.)		22,511	695,822
National Bank of Canada		31,869	1,137,619
Onex Corp. (sub. vtg.)		7,898	510,870
Open Text Corp.		11,525	715,576
Pembina Pipeline Corp.		36,674	1,126,769
Peyto Exploration & Development Corp.		15,390	395,392
Potash Corp. of Saskatchewan, Inc.		79,412	1,291,266
Power Corp. of Canada (sub. vtg.)		35,401	759,328
Power Financial Corp.		23,425	553,621
PrairieSky Royalty Ltd.		19,897	432,711
Restaurant Brands International, Inc.		20,625	916,923
Restaurant Brands International, Inc.		304	13,519
RioCan (REIT)		14,532	282,558
Rogers Communications, Inc. Class B (non-vtg.)		34,208	1,376,175
Royal Bank of Canada		140,528	8,779,726
Saputo, Inc.		24,147	867,729
Seven Generations Energy Ltd. (a)		20,774	442,956
Shaw Communications, Inc. Class B		39,172	776,256
Silver Wheaton Corp.		41,647	1,003,527
Smart (REIT)		5,985	149,257
SNC-Lavalin Group, Inc.		14,204	577,140
Sun Life Financial, Inc.		57,858	1,936,364
Suncor Energy, Inc.		157,397	4,723,201
Teck Resources Ltd. Class B (sub. vtg.)		53,634	1,158,011
TELUS Corp. (a)		18,233	590,367
The Toronto-Dominion Bank		175,004	7,940,612
Thomson Reuters Corp.		31,890	1,256,770
Tourmaline Oil Corp. (a)		19,779	518,327
TransCanada Corp.		75,518	3,418,663
Turquoise Hill Resources Ltd. (a)		92,443	286,709
Valeant Pharmaceuticals International, Inc. (Canada) (a)		30,919	551,595
Veresen, Inc. (b)		28,273	256,107
Vermilion Energy, Inc.		10,585	415,098
West Fraser Timber Co. Ltd.		6,331	216,745
Yamana Gold, Inc.		87,832	313,662

TOTAL CANADA			111,036,661

Cayman Islands - 3.0%
3SBio, Inc. (a)		89,500	89,436
58.com, Inc. ADR (a)(b)		7,412	310,192
AAC Technology Holdings, Inc.		70,000	667,909
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		106,200	10,799,478
Anta Sports Products Ltd.		92,000	265,719
ASM Pacific Technology Ltd.		23,900	230,663
Baidu.com, Inc. sponsored ADR (a)		25,670	4,539,996
Belle International Holdings Ltd.		613,000	371,489
Casetek Holdings		13,000	41,851
Chailease Holding Co. Ltd.		101,816	176,322
Cheung Kong Property Holdings Ltd.		254,716	1,886,834
China Conch Venture Holdings Ltd.		124,000	231,834
China Huishan Dairy Holdings Co. Ltd. (b)		384,000	142,597
China Medical System Holdings Ltd.		116,000	181,279
China Mengniu Dairy Co. Ltd.		256,000	485,227
China Resources Land Ltd.		264,634	659,917
China State Construction International Holdings Ltd.		168,000	245,646
CK Hutchison Holdings Ltd.		255,716	3,163,663
Country Garden Holdings Co. Ltd.		527,644	274,859
Ctrip.com International Ltd. ADR (a)(b)		35,320	1,559,378
ENN Energy Holdings Ltd.		70,000	329,442
Evergrande Real Estate Group Ltd.		377,000	249,371
Fang Holdings Ltd. ADR (a)		24,475	81,502
GCL-Poly Energy Holdings Ltd.		1,226,000	165,984
Geely Automobile Holdings Ltd.		500,000	515,760
Haitian International Holdings Ltd.		62,000	127,908
Hengan International Group Co. Ltd.		69,500	553,362
JD.com, Inc. sponsored ADR (a)(b)		65,030	1,687,529
Kingsoft Corp. Ltd.		70,000	157,410
Longfor Properties Co. Ltd.		135,500	179,955
Melco Crown Entertainment Ltd. sponsored ADR (b)		17,796	297,905
MGM China Holdings Ltd.		88,800	147,016
NetEase, Inc. ADR		7,461	1,917,402
New Oriental Education & Technology Group, Inc. sponsored ADR		12,792	641,263
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		11,700	4,043
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		3,064	90,602
Sands China Ltd.		228,800	995,674
Semiconductor Manufacturing International Corp. (a)		2,666,000	322,873
Shenzhou International Group Holdings Ltd.		52,000	344,966
Shimao Property Holdings Ltd.		115,500	154,585
Shui On Land Ltd.		368,503	91,228
Sino Biopharmaceutical Ltd.		433,000	303,162
SOHO China Ltd.		177,500	91,776
Sunac China Holdings Ltd.		178,000	121,871
TAL Education Group ADR (a)		3,931	320,141
Tencent Holdings Ltd.		533,800	14,146,947
Tingyi (Cayman Islands) Holding Corp.		182,000	196,419
Vipshop Holdings Ltd. ADR (a)(b)		38,800	530,396
Want Want China Holdings Ltd.		532,000	324,459
WH Group Ltd.		561,500	455,395
Wynn Macau Ltd.		144,400	221,565
YY, Inc. ADR (a)		2,589	124,453
Zhen Ding Technology Holding Ltd.		43,302	98,749

TOTAL CAYMAN ISLANDS			52,315,402

Chile - 0.3%
AES Gener SA		252,225	85,870
Aguas Andinas SA		251,790	166,268
Banco de Chile		2,211,850	263,978
Banco de Credito e Inversiones		3,436	175,451
Banco Santander Chile		6,126,530	342,989
Cencosud SA		133,217	434,268
Colbun SA		786,785	171,999
Compania Cervecerias Unidas SA		14,458	155,297
Compania de Petroleos de Chile SA (COPEC)		42,377	427,520
CorpBanca SA		15,326,406	138,783
Empresa Nacional de Electricidad SA		312,707	214,513
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		14,384	154,141
Empresas CMPC SA		116,917	253,247
Endesa Americas SA		322,000	149,855
Enersis Chile SA		1,845,644	186,480
Enersis SA		1,896,841	320,873
LATAM Airlines Group SA (a)		28,132	270,316
S.A.C.I. Falabella		58,849	461,714

TOTAL CHILE			4,373,562

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		2,328,000	981,563
Air China Ltd. (H Shares)		164,000	107,845
Aluminum Corp. of China Ltd. (H Shares) (a)		370,000	137,398
Anhui Conch Cement Co. Ltd. (H Shares)		113,500	314,646
AviChina Industry & Technology Co. Ltd. (H Shares)		202,000	137,262
Bank Communications Co. Ltd. (H Shares)		835,000	636,299
Bank of China Ltd. (H Shares)		7,520,000	3,374,306
Beijing Capital International Airport Co. Ltd. (H Shares)		142,000	148,856
BYD Co. Ltd. (H Shares)		60,000	394,556
CGN Power Co. Ltd. (H Shares)		999,000	292,401
China Cinda Asset Management Co. Ltd. (H Shares)		848,000	305,062
China CITIC Bank Corp. Ltd. (H Shares)		829,000	535,525
China Coal Energy Co. Ltd. (H Shares) (a)		195,000	110,630
China Communications Construction Co. Ltd. (H Shares)		427,000	470,190
China Communications Services Corp. Ltd. (H Shares)		226,000	134,337
China Construction Bank Corp. (H Shares)		7,961,000	5,830,467
China Cosco Holdings Co. Ltd. (H Shares) (a)		219,500	75,850
China Everbright Bank Co. Ltd. (H Shares)		287,000	131,000
China Galaxy Securities Co. Ltd. (H Shares)		289,000	275,006
China Life Insurance Co. Ltd. (H Shares)		705,000	1,745,392
China Longyuan Power Grid Corp. Ltd. (H Shares)		294,000	224,796
China Merchants Bank Co. Ltd. (H Shares)		370,251	903,243
China Minsheng Banking Corp. Ltd. (H Shares)		562,500	641,879
China National Building Materials Co. Ltd. (H Shares)		280,000	128,166
China Oilfield Services Ltd. (H Shares)		164,000	158,596
China Pacific Insurance (Group) Co. Ltd. (H Shares)		249,600	902,744
China Petroleum & Chemical Corp. (H Shares)		2,416,000	1,747,254
China Railway Construction Corp. Ltd. (H Shares)		182,500	228,727
China Railway Group Ltd. (H Shares)		376,000	290,888
China Shenhua Energy Co. Ltd. (H Shares)		324,500	675,314
China Shipping Container Lines Co. Ltd. (H Shares) (a)		320,000	67,255
China Southern Airlines Ltd. (H Shares)		178,000	100,068
China Telecom Corp. Ltd. (H Shares)		1,322,000	683,539
China Vanke Co. Ltd. (H Shares)		120,900	316,453
Chongqing Changan Automobile Co. Ltd. (B Shares)		80,900	123,610
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		231,000	138,501
CITIC Securities Co. Ltd. (H Shares)		207,000	459,078
CRRC Corp. Ltd. (H Shares)		400,950	363,957
Dongfeng Motor Group Co. Ltd. (H Shares)		252,000	262,217
GF Securities Co. Ltd. (H Shares)		127,600	283,974
Great Wall Motor Co. Ltd. (H Shares)		302,000	294,775
Guangzhou Automobile Group Co. Ltd. (H Shares)		194,000	234,635
Guangzhou R&F Properties Co. Ltd. (H Shares)		96,400	136,231
Haitong Securities Co. Ltd. (H Shares)		292,400	518,780
Huadian Power International Corp. Ltd. (H Shares)		150,000	64,405
Huaneng Power International, Inc. (H Shares)		396,000	243,413
Huaneng Renewables Corp. Ltd. (H Shares)		384,000	129,229
Huatai Securities Co. Ltd. (H Shares)		133,400	282,090
Industrial & Commercial Bank of China Ltd. (H Shares)		6,980,000	4,189,673
Jiangsu Expressway Co. Ltd. (H Shares)		110,000	149,777
Jiangxi Copper Co. Ltd. (H Shares)		116,000	137,006
New China Life Insurance Co. Ltd. (H Shares)		72,000	311,931
People's Insurance Co. of China Group (H Shares)		635,000	252,999
PetroChina Co. Ltd. (H Shares)		1,998,000	1,367,102
PICC Property & Casualty Co. Ltd. (H Shares)		437,289	708,183
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		493,000	2,603,084
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		176,000	114,829
Shanghai Electric Group Co. Ltd. (H Shares) (a)		274,000	126,833
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		41,500	127,622
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		77,040	119,797
Shanghai Pharma Holding Co. Ltd. (H Shares)		65,200	168,138
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		120,500	106,586
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		331,000	169,009
Sinopharm Group Co. Ltd. (H Shares)		113,600	552,946
Sinotrans Ltd. (H Shares)		189,000	89,193
TravelSky Technology Ltd. (H Shares)		86,000	183,853
Tsingtao Brewery Co. Ltd. (H Shares)		34,000	135,903
Weichai Power Co. Ltd. (H Shares)		93,800	141,748
Yanzhou Coal Mining Co. Ltd. (H Shares)		176,000	130,487
Zhejiang Expressway Co. Ltd. (H Shares)		136,000	142,566
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		51,000	247,255
Zijin Mining Group Co. Ltd. (H Shares)		542,000	170,520
ZTE Corp. (H Shares)		67,280	92,650

TOTAL CHINA			39,282,098

Colombia - 0.1%
Cementos Argos SA		45,234	179,024
Corporacion Financiera Colombiana SA		9,035	112,022
Ecopetrol SA (a)		457,528	199,337
Grupo de Inversiones Suramerica SA		22,912	295,508
Interconexion Electrica SA ESP		36,781	122,205
Inversiones Argos SA		27,173	176,226

TOTAL COLOMBIA			1,084,322

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		14,945	281,667
Komercni Banka A/S		6,997	256,297
Telefonica Czech Rep A/S		5,490	50,374

TOTAL CZECH REPUBLIC			588,338

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		367	537,030
Series B		599	918,795
Carlsberg A/S Series B		10,119	912,469
Christian Hansen Holding A/S		9,223	552,362
Coloplast A/S Series B		11,298	787,049
Danske Bank A/S		65,028	2,007,712
DSV de Sammensluttede Vognmaend A/S		17,993	872,060
Genmab A/S (a)		5,380	887,694
ISS Holdings A/S		15,973	628,001
Novo Nordisk A/S Series B		180,831	6,442,196
Novozymes A/S Series B		21,828	810,843
Pandora A/S		10,526	1,370,160
TDC A/S		78,381	432,519
Tryg A/S		10,775	210,545
Vestas Wind Systems A/S		20,933	1,679,076
William Demant Holding A/S (a)		11,176	208,154

TOTAL DENMARK			19,256,665

Egypt - 0.0%
Commercial International Bank SAE		65,566	378,779
Commercial International Bank SAE sponsored GDR		32,171	142,196
Global Telecom Holding (a)		149,355	80,228
Global Telecom Holding GDR (a)		22,500	46,125
Talaat Moustafa Group Holding		80,236	51,503

TOTAL EGYPT			698,831

Finland - 0.6%
Elisa Corp. (A Shares)		13,615	458,838
Fortum Corp.		42,333	705,895
Kone Oyj (B Shares)		31,765	1,462,100
Metso Corp.		10,916	286,395
Neste Oyj		12,179	525,822
Nokia Corp.		551,851	2,463,772
Nokian Tyres PLC		10,582	355,113
Orion Oyj (B Shares)		9,536	406,059
Sampo Oyj (A Shares)		42,199	1,933,306
Stora Enso Oyj (R Shares)		53,099	502,163
UPM-Kymmene Corp.		50,386	1,172,598
Wartsila Corp.		14,149	611,963

TOTAL FINLAND			10,884,024

France - 6.1%
Accor SA		16,573	629,205
Aeroports de Paris		2,802	283,013
Air Liquide SA		29,331	2,980,400
Alstom SA (a)		15,649	420,363
Arkema SA		6,519	618,155
Atos Origin SA		8,346	866,892
AXA SA		183,716	4,145,059
BIC SA		2,658	368,521
BNP Paribas SA		100,208	5,812,576
Bollore Group		84,702	278,945
Bollore Group (a)		491	1,779
Bouygues SA		19,766	644,543
Bureau Veritas SA		25,191	475,915
Capgemini SA		15,456	1,280,656
Carrefour SA		52,528	1,377,848
Casino Guichard Perrachon SA		5,230	260,250
Christian Dior SA		5,169	997,253
CNP Assurances		15,841	274,493
Compagnie de St. Gobain		46,769	2,076,473
Credit Agricole SA		100,094	1,080,322
Danone SA		55,802	3,870,333
Dassault Systemes SA		12,165	963,367
Edenred SA		19,349	448,278
EDF SA (a)		5,248	58,820
EDF SA (b)		17,622	197,508
Eiffage SA		5,609	415,247
Engie		138,542	1,997,630
Essilor International SA		19,455	2,186,929
Eurazeo SA		3,775	217,270
Eutelsat Communications		16,825	352,770
Fonciere des Regions		3,300	288,466
Gecina SA		3,830	558,342
Groupe Eurotunnel SA		45,096	422,320
Hermes International SCA		2,496	1,011,328
ICADE		3,382	243,100
Iliad SA		2,511	526,758
Imerys SA		3,288	228,692
Ingenico SA		5,076	401,754
JCDecaux SA		6,931	211,935
Kering SA		7,169	1,590,087
Klepierre SA		20,790	850,470
L'Oreal SA		5,097	912,303
L'Oreal SA		18,827	3,369,810
Lagardere S.C.A. (Reg.)		10,947	278,796
Legrand SA		25,216	1,425,288
LVMH Moet Hennessy - Louis Vuitton SA		26,381	4,802,957
Michelin CGDE Series B		17,184	1,860,530
Natixis SA		86,650	438,028
Orange SA		187,947	2,957,095
Pernod Ricard SA		20,082	2,388,577
Peugeot Citroen SA (a)		46,223	692,365
Publicis Groupe SA		17,909	1,228,725
Remy Cointreau SA		2,028	164,519
Renault SA		18,194	1,580,022
Rexel SA		28,350	393,217
Safran SA		29,601	2,035,130
Sanofi SA		109,525	8,523,106
Schneider Electric SA		52,848	3,554,034
SCOR SE		15,600	505,184
SFR Group SA		10,736	289,215
Societe Generale Series A		72,599	2,831,906
Sodexo SA (a)		512	59,465
Sodexo SA (a)		1,068	124,040
Sodexo SA (a)		1,000	116,142
Sodexo SA		6,296	731,230
Suez Environnement SA		30,450	482,177
Technip SA		10,475	694,765
Thales SA		9,987	940,316
Total SA		210,921	10,104,150
Unibail-Rodamco		9,363	2,222,449
Valeo SA		22,546	1,299,368
Veolia Environnement SA		42,849	936,139
VINCI SA		47,718	3,456,193
Vivendi SA		110,017	2,226,804
Wendel SA		2,667	306,823
Zodiac Aerospace		19,564	476,131

TOTAL FRANCE			106,321,064

Germany - 5.7%
adidas AG		17,786	2,922,133
Allianz SE		43,203	6,744,173
Axel Springer Verlag AG		4,278	214,216
BASF AG		86,851	7,655,857
Bayer AG		78,216	7,766,042
Bayerische Motoren Werke AG (BMW)		31,190	2,717,535
Beiersdorf AG		9,574	842,891
Brenntag AG		14,670	784,184
Commerzbank AG		101,844	691,702
Continental AG		10,401	1,992,959
Covestro AG		6,556	387,478
Daimler AG (Germany)		91,033	6,486,552
Deutsche Bank AG (a)		130,556	1,885,346
Deutsche Borse AG (a)		18,255	1,420,395
Deutsche Lufthansa AG		21,657	276,848
Deutsche Post AG		91,644	2,840,000
Deutsche Telekom AG		304,904	4,974,578
Deutsche Wohnen AG (Bearer)		31,942	1,042,112
E.ON AG		189,659	1,389,098
Evonik Industries AG		15,567	486,344
Fraport AG Frankfurt Airport Services Worldwide		3,882	230,417
Fresenius Medical Care AG & Co. KGaA		20,773	1,692,047
Fresenius SE & Co. KGaA		38,770	2,861,719
GEA Group AG		17,258	667,337
Hannover Reuck SE		5,782	644,557
HeidelbergCement Finance AG		13,309	1,258,794
Henkel AG & Co. KGaA		9,839	1,083,316
Hochtief AG		1,916	261,544
Hugo Boss AG		6,190	388,746
Infineon Technologies AG		106,887	1,922,393
Innogy SE		13,000	516,244
K&S AG (b)		18,458	373,434
Lanxess AG		8,810	564,120
Linde AG		17,574	2,899,566
MAN SE		3,265	333,900
Merck KGaA		12,213	1,255,683
Metro AG		16,994	509,099
Muenchener Rueckversicherungs AG		15,216	2,954,330
OSRAM Licht AG		8,314	471,394
ProSiebenSat.1 Media AG		20,775	895,364
RWE AG (a)		46,561	739,084
SAP AG		92,873	8,182,058
Schaeffler AG		15,588	235,800
Siemens AG		72,307	8,215,335
Symrise AG		11,714	803,819
Telefonica Deutschland Holding AG		68,781	266,606
Thyssenkrupp AG		34,879	807,503
TUI AG		37,866	480,629
TUI AG		10,000	127,119
United Internet AG		11,729	481,415
Volkswagen AG		3,022	451,742
Vonovia SE		44,110	1,553,612
Zalando SE (a)		8,423	369,761

TOTAL GERMANY			98,018,930

Greece - 0.1%
Alpha Bank AE (a)		130,163	222,903
EFG Eurobank Ergasias SA (a)		163,837	96,401
Ff Group (a)		3,532	84,602
Greek Organization of Football Prognostics SA		20,145	171,827
Hellenic Telecommunications Organization SA		24,412	223,766
Jumbo SA		9,752	138,633
National Bank of Greece SA (a)		482,560	98,693
Piraeus Bank SA (a)		578,940	95,965
Titan Cement Co. SA (Reg.)		4,510	104,810

TOTAL GREECE			1,237,600

Hong Kong - 2.6%
AIA Group Ltd.		1,138,600	7,186,398
Bank of East Asia Ltd.		116,067	467,677
Beijing Enterprises Holdings Ltd.		47,500	237,636
BOC Hong Kong (Holdings) Ltd.		349,500	1,248,287
Cathay Pacific Airways Ltd.		112,000	147,590
China Everbright International Ltd.		231,000	277,002
China Everbright Ltd.		88,000	172,470
China Jinmao Holdings Group Ltd.		388,000	107,061
China Merchants Holdings International Co. Ltd.		122,238	316,803
China Mobile Ltd.		581,000	6,656,165
China Overseas Land and Investment Ltd.		374,000	1,154,954
China Power International Development Ltd.		292,000	106,551
China Resources Beer Holdings Co. Ltd.		165,162	351,384
China Resources Power Holdings Co. Ltd.		178,523	303,387
China Taiping Insurance Group Ltd. (a)		157,177	303,591
China Unicom Ltd.		570,000	669,188
CITIC Pacific Ltd.		406,000	583,175
CLP Holdings Ltd.		155,500	1,581,957
CNOOC Ltd.		1,691,000	2,127,742
CSPC Pharmaceutical Group Ltd.		400,000	414,671
Far East Horizon Ltd.		186,000	169,798
Fosun International Ltd.		242,500	352,077
Galaxy Entertainment Group Ltd.		222,000	911,696
Guangdong Investment Ltd.		264,000	398,950
Hang Lung Properties Ltd.		214,000	472,395
Hang Seng Bank Ltd.		72,200	1,304,256
Henderson Land Development Co. Ltd.		102,364	606,485
HK Electric Investments & HK Electric Investments Ltd. unit		243,000	240,633
HKT Trust/HKT Ltd. unit		249,860	343,432
Hong Kong & China Gas Co. Ltd.		722,100	1,415,234
Hong Kong Exchanges and Clearing Ltd.		109,258	2,893,617
Hysan Development Co. Ltd.		59,020	272,439
Lenovo Group Ltd.		690,000	443,063
Link (REIT)		212,047	1,511,975
MTR Corp. Ltd.		139,468	772,370
New World Development Co. Ltd.		535,426	667,595
PCCW Ltd.		381,913	227,507
Power Assets Holdings Ltd.		131,500	1,236,911
Shanghai Industrial Holdings Ltd.		47,000	143,929
Sino Land Ltd.		285,460	485,855
Sino-Ocean Group Holding Ltd.		286,091	119,150
SJM Holdings Ltd.		187,000	129,480
Sun Art Retail Group Ltd.		237,000	167,156
Sun Hung Kai Properties Ltd.		136,781	2,042,310
Swire Pacific Ltd. (A Shares)		52,000	540,748
Swire Properties Ltd.		113,400	326,066
Techtronic Industries Co. Ltd.		131,000	493,221
Wharf Holdings Ltd.		129,000	969,718
Wheelock and Co. Ltd.		75,000	463,217

TOTAL HONG KONG			44,534,972

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		3,390	218,107
OTP Bank PLC		22,120	621,331
Richter Gedeon PLC		13,047	280,425

TOTAL HUNGARY			1,119,863

India - 1.9%
ACC Ltd.		4,204	95,587
Adani Ports & Special Economic Zone		75,599	347,931
Ambuja Cements Ltd.		55,682	201,507
Apollo Hospitals Enterprise Ltd.		7,627	153,214
Ashok Leyland Ltd. (a)		107,867	145,940
Asian Paints Ltd.		27,480	440,756
Aurobindo Pharma Ltd.		23,976	291,786
Axis Bank Ltd.		158,348	1,155,822
Bajaj Auto Ltd.		8,084	345,160
Bajaj Finance Ltd.		15,121	243,129
Bharat Forge Ltd.		9,533	126,463
Bharat Heavy Electricals Ltd. (a)		57,332	119,425
Bharat Petroleum Corp. Ltd.		24,619	246,926
Bharti Airtel Ltd.		95,639	457,151
Bharti Infratel Ltd.		52,408	271,564
Bosch Ltd. (a)		702	230,379
Cadila Healthcare Ltd.		20,036	127,039
Cairn India Ltd.		43,350	146,871
Cipla Ltd. (a)		32,320	278,671
Coal India Ltd.		67,057	326,512
Container Corp. of India Ltd.		3,000	61,864
Dabur India Ltd.		52,044	227,469
Divi's Laboratories Ltd.		7,966	152,846
Dr. Reddy's Laboratories Ltd. (a)		10,971	551,829
Eicher Motors Ltd.		1,276	459,476
GAIL India Ltd.		31,208	202,765
GlaxoSmithKline Consumer Healthcare Ltd.		1,067	97,238
Glenmark Pharmaceuticals Ltd. (a)		12,846	179,685
Godrej Consumer Products Ltd.		11,002	265,395
Havells India Ltd.		23,637	144,255
HCL Technologies Ltd.		53,970	617,449
Hero Motocorp Ltd. (a)		4,574	229,837
Hindalco Industries Ltd. (a)		103,940	233,184
Hindustan Unilever Ltd.		61,799	774,972
Housing Development Finance Corp. Ltd.		142,249	2,967,792
ICICI Bank Ltd. (a)		102,230	425,429
Idea Cellular Ltd. (a)		118,128	134,942
Indiabulls Housing Finance Ltd.		27,321	347,690
Infosys Ltd.		171,563	2,563,461
Infosys Ltd. sponsored ADR		2,400	36,624
ITC Ltd.		320,904	1,169,496
JSW Steel Ltd. (a)		7,690	191,237
Larsen & Toubro Ltd.		30,290	672,365
LIC Housing Finance Ltd.		27,555	240,725
Lupin Ltd.		21,140	471,681
Mahindra & Mahindra Financial Services Ltd. (a)		26,733	145,036
Mahindra & Mahindra Ltd.		35,530	698,717
Marico Ltd.		41,867	176,963
Maruti Suzuki India Ltd. (a)		10,042	884,610
Motherson Sumi Systems Ltd.		38,021	188,779
Nestle India Ltd.		2,147	224,845
NTPC Ltd.		160,371	366,034
Oil & Natural Gas Corp. Ltd.		80,683	347,017
Piramal Enterprises Ltd.		7,257	193,067
Power Finance Corp. Ltd.		53,914	100,303
Reliance Industries Ltd.		122,876	1,943,290
Shree Cement Ltd.		775	194,248
Shriram Transport Finance Co. Ltd.		13,563	219,552
Siemens India Ltd. (a)		6,797	120,614
State Bank of India		144,430	558,619
Sun Pharmaceutical Industries Ltd.		91,582	1,020,637
Tata Consultancy Services Ltd.		44,816	1,611,565
Tata Motors Ltd. (a)		143,823	1,157,821
Tata Motors Ltd. Class A (a)		45,929	240,092
Tata Power Co. Ltd.		106,776	125,336
Tata Steel Ltd. (a)		27,661	168,129
Tech Mahindra Ltd.		20,407	133,277
Titan Co. Ltd.		29,580	165,648
Ultratech Cemco Ltd. (a)		3,308	197,507
United Spirits Ltd. (a)		6,126	206,655
UPL Ltd. (a)		34,167	357,418
Vedanta Ltd. (a)		95,338	289,564
Wipro Ltd.		59,885	416,229
Yes Bank Ltd. (a)		28,914	551,488
Zee Entertainment Enterprises Ltd.		55,341	431,699

TOTAL INDIA			32,606,298

Indonesia - 0.6%
PT Adaro Energy Tbk		1,352,500	164,294
PT AKR Corporindo Tbk		176,300	95,933
PT Astra International Tbk		1,914,500	1,206,833
PT Bank Central Asia Tbk		1,165,300	1,386,518
PT Bank CIMB Niaga Tbk (a)		62,470	4,572
PT Bank Danamon Indonesia Tbk Series A		286,500	84,756
PT Bank Mandiri (Persero) Tbk		888,300	782,458
PT Bank Negara Indonesia (Persero) Tbk		723,700	309,214
PT Bank Rakyat Indonesia Tbk		1,051,800	983,443
PT Bumi Serpong Damai Tbk		756,100	125,746
PT Charoen Pokphand Indonesia Tbk		698,200	197,987
PT Global Mediacom Tbk		534,800	34,839
PT Gudang Garam Tbk		47,000	244,582
PT Hanjaya Mandala Sampoerna Tbk		854,700	258,742
PT Indocement Tunggal Prakarsa Tbk		139,700	176,124
PT Indofood CBP Sukses Makmur Tbk		209,800	151,143
PT Indofood Sukses Makmur Tbk		399,800	260,446
PT Jasa Marga Tbk		175,200	60,826
PT Kalbe Farma Tbk		2,038,800	271,882
PT Lippo Karawaci Tbk		1,793,800	124,417
PT Matahari Department Store Tbk		218,900	302,397
PT Media Nusantara Citra Tbk		433,800	69,818
PT Perusahaan Gas Negara Tbk Series B		1,019,600	200,044
PT Semen Gresik (Persero) Tbk		290,800	219,526
PT Summarecon Agung Tbk		983,300	124,344
PT Surya Citra Media Tbk		569,600	115,684
PT Telkomunikasi Indonesia Tbk Series B		4,765,200	1,541,167
PT Tower Bersama Infrastructure Tbk		237,700	108,849
PT Unilever Indonesia Tbk		145,300	495,265
PT United Tractors Tbk		155,800	258,214
PT Waskita Karya Persero Tbk		428,500	86,042
PT XL Axiata Tbk (a)		313,600	52,876

TOTAL INDONESIA			10,498,981

Ireland - 0.4%
Bank of Ireland (a)		2,617,094	560,218
CRH PLC		77,537	2,517,166
CRH PLC sponsored ADR		800	25,840
DCC PLC (United Kingdom)		8,464	690,490
James Hardie Industries PLC CDI		42,531	635,096
Kerry Group PLC Class A		14,970	1,086,900
Paddy Power PLC (Ireland)		7,556	782,181
Ryanair Holdings PLC		5,681	78,735
Ryanair Holdings PLC sponsored ADR		2,108	158,290

TOTAL IRELAND			6,534,916

Isle of Man - 0.0%
Genting Singapore PLC		581,600	311,441
New Europe Property Investments PLC		22,359	275,695

TOTAL ISLE OF MAN			587,136

Israel - 0.4%
Azrieli Group		4,057	172,800
Bank Hapoalim BM (Reg.)		99,264	572,871
Bank Leumi le-Israel BM (a)		135,165	510,176
Bezeq The Israel Telecommunication Corp. Ltd.		201,834	366,703
Check Point Software Technologies Ltd. (a)(b)		12,186	1,030,448
Israel Chemicals Ltd.		49,056	174,675
Mizrahi Tefahot Bank Ltd.		13,008	169,538
NICE Systems Ltd.		5,037	334,417
NICE Systems Ltd. sponsored ADR		773	51,381
Taro Pharmaceutical Industries Ltd. (a)(b)		1,438	145,971
Teva Pharmaceutical Industries Ltd. sponsored ADR		86,421	3,693,634

TOTAL ISRAEL			7,222,614

Italy - 1.1%
Assicurazioni Generali SpA		110,692	1,430,198
Atlantia SpA		39,043	956,194
Enel SpA		721,943	3,103,877
Eni SpA		240,476	3,489,850
EXOR SpA		10,239	435,095
EXOR SpA rights (a)		10,239	0
Intesa Sanpaolo SpA		1,197,940	2,777,629
Intesa Sanpaolo SpA (Risparmio Shares)		90,837	196,242
Leonardo-Finmeccanica SpA (a)		37,800	460,594
Luxottica Group SpA		16,103	801,655
Mediobanca SpA		54,069	396,190
Poste Italiane SpA		48,465	322,673
Prysmian SpA		18,049	449,167
Saipem SpA (a)		566,916	233,375
Snam Rete Gas SpA		231,793	1,221,873
Telecom Italia SpA (a)		947,380	823,551
Terna SpA		143,706	703,895
UniCredit SpA		497,256	1,233,650
Unione di Banche Italiane SCpA (b)		83,593	230,512
Unipolsai SpA		102,827	196,408

TOTAL ITALY			19,462,628

Japan - 16.3%
ABC-MART, Inc.		3,100	188,891
ACOM Co. Ltd. (a)		36,000	166,149
AEON Co. Ltd.		62,100	860,411
AEON Financial Service Co. Ltd.		10,200	180,034
AEON MALL Co. Ltd.		10,370	154,260
Air Water, Inc.		13,800	258,840
Aisin Seiki Co. Ltd.		18,100	796,524
Ajinomoto Co., Inc.		52,600	1,171,926
Alfresa Holdings Corp.		17,600	372,911
All Nippon Airways Ltd.		114,000	320,900
Alps Electric Co. Ltd.		17,600	422,924
Amada Holdings Co. Ltd.		31,600	360,988
Aozora Bank Ltd.		109,000	360,666
Asahi Glass Co. Ltd.		96,000	672,833
Asahi Group Holdings		36,600	1,309,112
Asahi Kasei Corp.		120,000	1,084,543
Ashikaga Holdings Co. Ltd.		86,540	308,629
Asics Corp.		14,900	318,545
Astellas Pharma, Inc.		199,700	2,963,920
Bandai Namco Holdings, Inc.		18,900	567,703
Bank of Kyoto Ltd.		28,000	205,855
Benesse Holdings, Inc.		6,400	168,010
Bridgestone Corp.		61,600	2,299,647
Brother Industries Ltd.		22,100	406,723
Calbee, Inc.		7,400	268,847
Canon, Inc.		101,000	2,901,532
Casio Computer Co. Ltd.		21,300	297,757
Central Japan Railway Co.		13,600	2,316,811
Chiba Bank Ltd.		65,000	402,880
Chubu Electric Power Co., Inc.		61,400	904,284
Chugai Pharmaceutical Co. Ltd.		21,300	727,129
Chugoku Electric Power Co., Inc.		25,800	302,111
Concordia Financial Group Ltd. (a)		111,800	519,395
Credit Saison Co. Ltd.		14,400	249,360
CYBERDYNE, Inc. (a)(b)		10,400	156,392
Dai Nippon Printing Co. Ltd.		51,000	512,577
Dai-ichi Mutual Life Insurance Co.		102,100	1,500,297
Daicel Chemical Industries Ltd.		25,700	339,170
Daiichi Sankyo Kabushiki Kaisha		57,100	1,375,366
Daikin Industries Ltd.		22,200	2,133,842
Dainippon Sumitomo Pharma Co. Ltd.		15,500	269,148
Daito Trust Construction Co. Ltd.		6,700	1,122,843
Daiwa House Industry Co. Ltd.		53,700	1,477,813
Daiwa House REIT Investment Corp.		132	356,842
Daiwa Securities Group, Inc.		158,000	945,710
DENSO Corp.		46,000	2,002,384
Dentsu, Inc.		20,500	1,024,316
Don Quijote Holdings Co. Ltd.		11,400	434,281
East Japan Railway Co.		31,600	2,789,370
Eisai Co. Ltd.		23,900	1,526,482
Electric Power Development Co. Ltd.		13,600	317,338
FamilyMart Co. Ltd.		7,800	489,406
Fanuc Corp.		18,500	3,387,119
Fast Retailing Co. Ltd.		5,000	1,690,665
Fuji Electric Co. Ltd.		52,000	260,322
Fuji Heavy Industries Ltd.		58,200	2,272,059
Fujifilm Holdings Corp.		41,500	1,573,019
Fujitsu Ltd.		176,000	1,045,729
Fukuoka Financial Group, Inc.		71,000	308,048
GungHo Online Entertainment, Inc. (b)		37,700	95,625
Hakuhodo DY Holdings, Inc.		19,900	239,665
Hamamatsu Photonics K.K.		13,200	400,267
Hankyu Hanshin Holdings, Inc.		22,900	759,912
Hikari Tsushin, Inc.		2,000	183,847
Hino Motors Ltd.		23,900	260,947
Hirose Electric Co. Ltd.		2,965	392,431
Hiroshima Bank Ltd.		47,000	201,678
Hisamitsu Pharmaceutical Co., Inc.		5,700	304,920
Hitachi Chemical Co. Ltd.		9,800	229,885
Hitachi Construction Machinery Co. Ltd.		10,000	209,497
Hitachi High-Technologies Corp.		6,300	263,426
Hitachi Ltd.		457,000	2,436,869
Hitachi Metals Ltd.		19,700	246,461
Hokuriku Electric Power Co., Inc.		15,800	179,741
Honda Motor Co. Ltd.		154,200	4,613,915
Hoshizaki Corp.		4,700	424,869
Hoya Corp.		38,300	1,601,464
Hulic Co. Ltd.		27,400	261,537
Idemitsu Kosan Co. Ltd.		8,300	191,612
IHI Corp.		136,000	359,226
Iida Group Holdings Co. Ltd.		13,600	263,130
INPEX Corp.		90,100	846,787
Isetan Mitsukoshi Holdings Ltd.		30,900	312,919
Isuzu Motors Ltd.		56,600	701,361
Itochu Corp.		141,900	1,797,598
Iyo Bank Ltd.		23,500	144,760
J. Front Retailing Co. Ltd.		22,300	307,696
Japan Airlines Co. Ltd.		11,100	327,697
Japan Airport Terminal Co. Ltd. (b)		4,700	180,838
Japan Exchange Group, Inc.		49,500	737,756
Japan Post Bank Co. Ltd.		37,700	445,052
Japan Post Holdings Co. Ltd.		42,200	538,415
Japan Prime Realty Investment Corp.		81	349,504
Japan Real Estate Investment Corp.		125	723,515
Japan Retail Fund Investment Corp.		237	537,640
Japan Tobacco, Inc.		104,100	3,964,674
JFE Holdings, Inc.		49,600	712,524
JGC Corp.		19,900	352,762
JSR Corp.		18,800	286,473
JTEKT Corp.		20,800	308,420
JX Holdings, Inc.		201,400	798,725
Kajima Corp.		86,000	581,425
Kakaku.com, Inc.		13,600	228,893
Kamigumi Co. Ltd.		22,000	188,176
Kaneka Corp.		27,000	223,992
Kansai Electric Power Co., Inc. (a)		67,500	646,550
Kansai Paint Co. Ltd.		20,300	437,475
Kao Corp.		47,700	2,458,458
Kawasaki Heavy Industries Ltd.		131,000	383,494
KDDI Corp.		173,500	5,273,216
Keihan Electric Railway Co., Ltd.		47,000	317,755
Keihin Electric Express Railway Co. Ltd.		45,000	454,420
Keio Corp.		55,000	456,279
Keisei Electric Railway Co.		12,800	309,656
Keyence Corp.		4,310	3,167,051
Kikkoman Corp.		14,000	446,553
Kintetsu Group Holdings Co. Ltd.		172,000	695,413
Kirin Holdings Co. Ltd.		77,900	1,342,655
Kobe Steel Ltd.		28,700	237,547
Koito Manufacturing Co. Ltd.		10,500	548,679
Komatsu Ltd.		87,300	1,943,220
Konami Holdings Corp.		8,700	343,869
Konica Minolta, Inc.		43,300	388,532
Kose Corp.		2,800	256,050
Kubota Corp.		100,200	1,619,042
Kuraray Co. Ltd.		33,900	515,272
Kurita Water Industries Ltd.		9,500	225,293
Kyocera Corp.		30,400	1,481,301
Kyowa Hakko Kirin Co., Ltd.		24,000	367,312
Kyushu Electric Power Co., Inc.		39,400	358,045
Kyushu Financial Group, Inc.		32,600	217,292
Lawson, Inc.		6,300	479,394
LIXIL Group Corp.		24,900	572,935
M3, Inc.		18,600	567,560
Mabuchi Motor Co. Ltd.		4,600	268,008
Makita Corp.		10,600	734,834
Marubeni Corp.		157,300	829,024
Marui Group Co. Ltd.		19,700	277,081
Maruichi Steel Tube Ltd.		5,300	171,074
Mazda Motor Corp.		54,000	895,524
McDonald's Holdings Co. (Japan) Ltd.		6,200	178,545
Medipal Holdings Corp.		15,700	268,728
Meiji Holdings Co. Ltd.		10,800	1,079,279
Minebea Mitsumi, Inc.		31,400	321,575
Miraca Holdings, Inc.		5,300	256,737
Mitsubishi Chemical Holdings Corp.		128,700	848,019
Mitsubishi Corp.		142,900	3,121,807
Mitsubishi Electric Corp.		182,900	2,480,931
Mitsubishi Estate Co. Ltd.		119,000	2,361,958
Mitsubishi Gas Chemical Co., Inc.		16,900	260,744
Mitsubishi Heavy Industries Ltd.		304,000	1,302,733
Mitsubishi Logistics Corp.		11,000	149,366
Mitsubishi Materials Corp.		10,400	298,999
Mitsubishi Motors Corp. of Japan		64,000	357,013
Mitsubishi Tanabe Pharma Corp.		21,500	419,462
Mitsubishi UFJ Financial Group, Inc.		1,206,400	6,224,797
Mitsubishi UFJ Lease & Finance Co. Ltd.		42,000	203,852
Mitsui & Co. Ltd.		161,700	2,248,103
Mitsui Chemicals, Inc.		85,000	419,853
Mitsui Fudosan Co. Ltd.		85,000	1,937,566
Mitsui OSK Lines Ltd.		106,000	265,834
mixi, Inc.		4,400	162,163
Mizuho Financial Group, Inc.		2,250,800	3,789,791
MS&AD Insurance Group Holdings, Inc.		48,000	1,428,969
Murata Manufacturing Co. Ltd.		18,100	2,531,963
Nabtesco Corp.		11,000	329,360
Nagoya Railroad Co. Ltd.		89,000	470,163
NEC Corp.		250,000	669,877
New Hampshire Foods Ltd.		17,000	407,533
Nexon Co. Ltd.		16,200	276,514
NGK Insulators Ltd.		24,500	450,424
NGK Spark Plug Co. Ltd.		17,400	344,449
NHK Spring Co. Ltd.		19,600	185,029
Nidec Corp.		22,600	2,191,685
Nikon Corp.		32,600	493,337
Nintendo Co. Ltd.		10,700	2,579,344
Nippon Building Fund, Inc.		134	796,052
Nippon Electric Glass Co. Ltd.		42,000	228,683
Nippon Express Co. Ltd.		78,000	386,021
Nippon Paint Holdings Co. Ltd.		15,200	518,890
Nippon Prologis REIT, Inc.		145	328,106
Nippon Steel & Sumitomo Metal Corp.		76,570	1,517,600
Nippon Telegraph & Telephone Corp.		65,400	2,899,629
Nippon Yusen KK		149,000	305,473
Nissan Motor Co. Ltd.		233,900	2,379,344
Nisshin Seifun Group, Inc.		18,595	274,483
Nissin Food Holdings Co. Ltd.		5,600	324,669
Nitori Holdings Co. Ltd.		7,600	910,956
Nitto Denko Corp.		15,600	1,089,784
NKSJ Holdings, Inc.		33,450	1,085,761
NOK Corp.		9,000	202,279
Nomura Holdings, Inc.		343,900	1,722,573
Nomura Real Estate Holdings, Inc.		11,800	199,949
Nomura Real Estate Master Fund, Inc.		380	616,001
Nomura Research Institute Ltd.		11,520	400,404
NSK Ltd.		42,600	473,649
NTT Data Corp.		11,800	609,860
NTT DOCOMO, Inc.		131,000	3,289,935
NTT Urban Development Co.		11,300	103,873
Obayashi Corp.		60,500	584,405
OBIC Co. Ltd.		6,300	328,006
Odakyu Electric Railway Co. Ltd.		27,600	564,528
Oji Holdings Corp.		75,000	318,251
Olympus Corp.		27,600	986,936
OMRON Corp.		18,500	710,928
Ono Pharmaceutical Co. Ltd.		39,000	991,828
Oracle Corp. Japan		3,600	196,357
Oriental Land Co. Ltd.		20,600	1,205,513
ORIX Corp.		125,400	1,991,549
Osaka Gas Co. Ltd.		179,000	745,392
Otsuka Corp.		4,800	228,855
Otsuka Holdings Co. Ltd.		37,000	1,621,903
Panasonic Corp.		209,100	2,157,046
Park24 Co. Ltd.		9,900	306,336
Pola Orbis Holdings, Inc.		2,100	175,017
Rakuten, Inc.		88,000	1,017,450
Recruit Holdings Co. Ltd.		34,800	1,400,362
Resona Holdings, Inc.		209,300	930,045
Ricoh Co. Ltd.		62,600	510,972
Rinnai Corp.		3,300	317,822
ROHM Co. Ltd.		8,300	437,675
Ryohin Keikaku Co. Ltd.		2,300	492,152
Sankyo Co. Ltd. (Gunma)		4,200	148,183
Santen Pharmaceutical Co. Ltd.		34,900	510,504
SBI Holdings, Inc. Japan		19,930	237,556
Secom Co. Ltd.		19,900	1,438,941
Sega Sammy Holdings, Inc.		17,300	255,863
Seibu Holdings, Inc.		16,000	277,067
Seiko Epson Corp.		26,600	541,030
Sekisui Chemical Co. Ltd.		38,000	599,695
Sekisui House Ltd.		57,300	948,808
Seven & i Holdings Co. Ltd.		71,300	2,979,955
Seven Bank Ltd.		55,800	171,864
Sharp Corp. (a)(b)		141,000	244,647
Shikoku Electric Power Co., Inc.		15,300	144,144
Shimadzu Corp.		22,000	320,759
Shimamura Co. Ltd.		2,100	269,333
SHIMANO, Inc.		7,000	1,198,818
SHIMIZU Corp.		53,000	472,032
Shin-Etsu Chemical Co. Ltd.		36,800	2,797,109
Shinsei Bank Ltd.		169,000	273,958
Shionogi & Co. Ltd.		28,300	1,397,324
Shiseido Co. Ltd.		36,000	929,608
Shizuoka Bank Ltd.		52,000	439,821
Showa Shell Sekiyu K.K.		17,800	166,509
SMC Corp.		5,400	1,570,001
SoftBank Corp.		90,900	5,724,984
Sohgo Security Services Co., Ltd.		6,900	315,162
Sony Corp.		119,400	3,763,279
Sony Financial Holdings, Inc.		16,300	229,415
Stanley Electric Co. Ltd.		14,200	391,729
Start Today Co. Ltd.		16,400	288,372
Sumitomo Chemical Co. Ltd.		150,000	712,310
Sumitomo Corp.		112,800	1,300,959
Sumitomo Electric Industries Ltd.		71,500	1,059,853
Sumitomo Heavy Industries Ltd.		51,000	269,419
Sumitomo Metal Mining Co. Ltd.		46,000	596,329
Sumitomo Mitsui Financial Group, Inc.		127,100	4,406,772
Sumitomo Mitsui Trust Holdings, Inc.		31,400	1,059,523
Sumitomo Realty & Development Co. Ltd.		34,000	895,795
Sumitomo Rubber Industries Ltd.		16,200	271,571
Sundrug Co. Ltd.		3,500	276,008
Suntory Beverage & Food Ltd.		13,400	587,136
Suzuken Co. Ltd.		7,230	232,681
Suzuki Motor Corp.		32,500	1,155,955
Sysmex Corp.		14,800	1,028,817
T&D Holdings, Inc.		55,600	673,859
Taiheiyo Cement Corp.		117,000	335,816
Taisei Corp.		100,000	751,407
Taisho Pharmaceutical Holdings Co. Ltd.		3,500	342,090
Taiyo Nippon Sanso Corp.		11,700	123,281
Takashimaya Co. Ltd.		28,000	228,817
Takeda Pharmaceutical Co. Ltd.		67,300	3,016,211
TDK Corp.		11,700	809,974
Teijin Ltd.		18,100	350,885
Terumo Corp.		32,400	1,255,898
The Chugoku Bank Ltd.		15,700	211,090
The Hachijuni Bank Ltd.		38,200	208,721
The Suruga Bank Ltd.		16,300	398,679
THK Co. Ltd.		11,200	237,094
Tobu Railway Co. Ltd.		90,000	442,834
Toho Co. Ltd.		10,700	321,908
Toho Gas Co. Ltd.		36,000	334,014
Tohoku Electric Power Co., Inc.		42,100	515,863
Tokio Marine Holdings, Inc.		64,500	2,551,831
Tokyo Electric Power Co., Inc. (a)		134,400	522,887
Tokyo Electron Ltd.		14,800	1,339,014
Tokyo Gas Co. Ltd.		194,000	880,927
Tokyo Tatemono Co. Ltd.		19,400	247,148
Tokyu Corp.		101,000	757,957
Tokyu Fudosan Holdings Corp.		47,300	267,464
TonenGeneral Sekiyu K.K.		27,000	266,730
Toppan Printing Co. Ltd.		50,000	471,059
Toray Industries, Inc.		139,000	1,297,351
Toshiba Corp. (a)		381,000	1,384,199
Toto Ltd.		13,500	540,669
Toyo Seikan Group Holdings Ltd.		14,900	275,637
Toyo Suisan Kaisha Ltd.		8,200	332,707
Toyoda Gosei Co. Ltd.		6,300	144,239
Toyota Industries Corp.		15,500	711,667
Toyota Motor Corp.		252,582	14,651,464
Toyota Tsusho Corp.		20,300	480,642
Trend Micro, Inc.		10,800	381,043
Tsuruha Holdings, Inc.		3,400	392,944
Unicharm Corp.		38,200	910,105
United Urban Investment Corp.		281	474,005
USS Co. Ltd.		20,300	344,173
West Japan Railway Co.		15,600	962,746
Yahoo! Japan Corp.		137,100	526,855
Yakult Honsha Co. Ltd.		8,600	401,831
Yamada Denki Co. Ltd.		57,800	299,279
Yamaguchi Financial Group, Inc.		18,000	198,760
Yamaha Corp.		16,000	572,900
Yamaha Motor Co. Ltd.		26,200	583,360
Yamato Holdings Co. Ltd.		33,200	758,215
Yamazaki Baking Co. Ltd.		12,200	274,084
Yaskawa Electric Corp.		23,500	375,794
Yokogawa Electric Corp.		22,300	314,076
Yokohama Rubber Co. Ltd.		10,300	179,148

TOTAL JAPAN			282,256,730

Korea (South) - 3.0%
AMOREPACIFIC Corp.		3,047	956,388
AMOREPACIFIC Group, Inc.		2,581	333,977
BGFretail Co. Ltd.		936	142,394
BS Financial Group, Inc.		24,770	201,191
Celltrion, Inc.		7,229	671,227
Cheil Industries, Inc.		7,198	1,016,369
Cheil Worldwide, Inc.		6,018	89,184
CJ CheilJedang Corp.		739	225,818
CJ Corp.		1,351	206,119
CJ E&M Corp.		1,804	110,251
Coway Co. Ltd.		4,990	390,909
Daelim Industrial Co.		2,617	186,936
Daewoo Engineering & Construction Co. Ltd. (a)		12,550	69,457
DGB Financial Group Co. Ltd.		16,184	135,839
Dong Suh Companies, Inc.		2,984	70,833
Dongbu Insurance Co. Ltd.		4,850	301,494
Doosan Heavy Industries & Construction Co. Ltd.		4,123	94,446
E-Mart Co. Ltd.		1,821	258,720
GS Engineering & Construction Corp. (a)		4,839	113,385
GS Holdings Corp.		4,794	214,183
GS Retail Co. Ltd.		2,661	113,536
Hana Financial Group, Inc.		28,112	806,181
Hankook Tire Co. Ltd.		6,862	331,174
Hanmi Pharm Co. Ltd.		490	155,086
Hanmi Science Co. Ltd.		1,018	67,733
Hanon Systems		17,557	164,248
Hanssem Co. Ltd.		940	145,879
Hanwha Chemical Corp.		10,458	247,333
Hanwha Corp.		4,123	134,639
Hanwha Life Insurance Co. Ltd.		21,089	115,240
Hotel Shilla Co.		3,191	159,863
Hyosung Corp.		1,954	228,927
Hyundai Department Store Co. Ltd.		1,439	147,831
Hyundai Engineering & Construction Co. Ltd.		6,685	242,266
Hyundai Fire & Marine Insurance Co. Ltd.		5,815	179,724
Hyundai Glovis Co. Ltd.		1,757	266,525
Hyundai Heavy Industries Co. Ltd. (a)		3,882	493,839
Hyundai Industrial Development & Construction Co.		5,288	224,233
Hyundai Mobis		6,461	1,547,809
Hyundai Motor Co.		13,654	1,671,302
Hyundai Steel Co.		7,378	318,664
Hyundai Wia Corp.		1,445	99,428
Industrial Bank of Korea		23,611	272,493
Kakao Corp.		2,867	191,509
Kangwon Land, Inc.		11,446	379,780
KB Financial Group, Inc.		37,735	1,397,434
KCC Corp.		545	192,745
KEPCO Plant Service & Engineering Co. Ltd.		2,155	103,440
Kia Motors Corp.		25,096	893,030
Korea Aerospace Industries Ltd.		5,405	306,223
Korea Electric Power Corp.		24,409	1,056,407
Korea Express Co. Ltd. (a)		601	105,618
Korea Gas Corp.		2,686	108,849
Korea Investment Holdings Co. Ltd.		3,405	122,356
Korea Zinc Co. Ltd.		810	322,228
Korean Air Lines Co. Ltd. (a)		3,577	100,077
KT Corp.		2,367	66,801
KT&G Corp.		11,079	1,094,576
Kumho Petro Chemical Co. Ltd.		1,781	109,156
LG Chemical Ltd.		4,402	948,711
LG Corp.		9,094	487,397
LG Display Co. Ltd.		21,673	518,418
LG Electronics, Inc.		9,945	415,623
LG Household & Health Care Ltd.		859	615,849
LG Innotek Co. Ltd.		1,386	94,520
LG Telecom Ltd.		20,279	209,216
Lotte Chemical Corp.		1,426	359,693
Lotte Chilsung Beverage Co. Ltd.		53	71,361
Lotte Confectionery Co. Ltd.		495	83,095
Lotte Shopping Co. Ltd.		1,032	206,174
Mirae Asset Daewoo Co. Ltd.		17,442	118,186
Mirae Asset Securities Co. Ltd.		7,482	148,167
NAVER Corp.		2,653	1,987,857
NCSOFT Corp.		1,617	373,941
Oci Co. Ltd. (a)		1,596	126,284
Orion Corp.		335	209,420
Ottogi Corp.		103	59,256
Paradise Co. Ltd.		4,067	46,226
POSCO		6,619	1,377,828
Posco Daewoo Corp.		3,885	84,748
S-Oil Corp.		4,370	299,929
S1 Corp.		1,800	145,573
Samsung Card Co. Ltd.		3,339	140,712
Samsung Electro-Mechanics Co. Ltd.		5,530	227,726
Samsung Electronics Co. Ltd.		9,424	13,504,584
Samsung Fire & Marine Insurance Co. Ltd.		3,159	805,110
Samsung Heavy Industries Co. Ltd.		14,869	126,752
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)		8,182	18,456
Samsung Life Insurance Co. Ltd.		6,689	646,235
Samsung SDI Co. Ltd.		5,311	437,880
Samsung SDS Co. Ltd.		3,356	453,333
Samsung Securities Co. Ltd.		5,510	166,443
Shinhan Financial Group Co. Ltd.		40,595	1,556,357
Shinsegae Co. Ltd.		662	107,656
SK C&C Co. Ltd.		4,353	850,615
SK Energy Co. Ltd.		6,141	813,427
SK Hynix, Inc.		55,129	1,976,200
SK Networks Co. Ltd.		10,178	58,020
SK Telecom Co. Ltd.		1,944	381,251
Woori Bank		27,987	305,868
Woori Investment & Securities Co. Ltd.		14,380	126,983
Yuhan Corp.		746	136,970

TOTAL KOREA (SOUTH)			52,301,352

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		174,166	1,176,833
Millicom International Cellular SA (depository receipt)		6,456	283,839
RTL Group SA		3,537	277,228
SES SA (France) (depositary receipt)		34,613	796,025
Tenaris SA		45,246	639,948

TOTAL LUXEMBOURG			3,173,873

Malaysia - 0.6%
AirAsia Bhd		106,300	70,191
Alliance Financial Group Bhd		81,200	77,232
AMMB Holdings Bhd		160,600	160,791
Astro Malaysia Holdings Bhd		141,200	95,928
Axiata Group Bhd		252,001	295,553
Berjaya Sports Toto Bhd		54,532	41,468
British American Tobacco (Malaysia) Bhd		12,800	151,098
Bumiputra-Commerce Holdings Bhd		406,330	487,209
Dialog Group Bhd		291,622	107,751
DiGi.com Bhd		334,200	400,721
Felda Global Ventures Holdings Bhd		126,600	60,659
Gamuda Bhd		151,000	176,737
Gamuda Bhd warrants 3/6/21 (a)		14,250	4,416
Genting Bhd		211,400	395,084
Genting Malaysia Bhd		269,100	305,344
Genting Plantations Bhd		17,400	45,626
Hap Seng Consolidated Bhd		49,800	92,477
Hartalega Holdings Bhd		61,200	71,485
Hong Leong Bank Bhd		54,900	174,319
Hong Leong Credit Bhd		22,500	84,315
IHH Healthcare Bhd		301,300	459,671
IJM Corp. Bhd		274,000	215,542
IOI Corp. Bhd		233,700	250,691
IOI Properties Group Sdn Bhd		141,600	82,698
Kuala Lumpur Kepong Bhd		37,300	213,041
Lafarge Malaysia Bhd		28,200	54,451
Malayan Banking Bhd		383,528	722,258
Malaysia Airports Holdings Bhd		70,502	111,425
Maxis Bhd		171,700	243,941
MISC Bhd		102,400	183,563
Petronas Chemicals Group Bhd		222,000	370,441
Petronas Dagangan Bhd		19,400	108,030
Petronas Gas Bhd		61,600	323,051
PPB Group Bhd		40,200	154,475
Public Bank Bhd		253,400	1,199,648
RHB Capital Bhd		73,874	85,056
RHB Capital Bhd		46,292	0
SapuraKencana Petroleum Bhd (a)		361,300	139,525
Sime Darby Bhd		235,437	459,649
Telekom Malaysia Bhd		98,226	153,134
Tenaga Nasional Bhd		318,900	1,090,113
UMW Holdings Bhd		46,900	66,633
Westports Holdings Bhd		92,800	97,556
YTL Corp. Bhd		392,826	148,890
YTL Power International Bhd		191,450	69,826

TOTAL MALAYSIA			10,301,712

Malta - 0.0%
Brait SA		31,685	210,524
Mauritius - 0.0%
Golden Agri-Resources Ltd.		652,000	180,428
Mexico - 0.9%
Alfa SA de CV Series A		260,700	395,305
America Movil S.A.B. de CV Series L		3,008,000	1,992,496
CEMEX S.A.B. de CV unit		1,324,117	1,146,106
Coca-Cola FEMSA S.A.B. de CV Series L		47,500	356,809
Compartamos S.A.B. de CV		92,600	182,741
Controladora Comercial Mexicana S.A.B de C.V. (a)		21,100	19,235
El Puerto de Liverpool S.A.B. de CV Class C		17,670	185,217
Embotelladoras Arca S.A.B. de CV		38,900	242,073
Fibra Uno Administracion SA de CV		248,600	474,419
Fomento Economico Mexicano S.A.B. de CV unit		173,800	1,667,104
Gruma S.A.B. de CV Series B		19,880	275,834
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		33,500	323,798
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		19,225	305,783
Grupo Bimbo S.A.B. de CV Series A		159,500	429,615
Grupo Carso SA de CV Series A1		53,200	232,210
Grupo Comercial Chedraui S.A.B. de CV		29,100	64,910
Grupo Financiero Banorte S.A.B. de CV Series O		236,200	1,391,007
Grupo Financiero Inbursa S.A.B. de CV Series O		215,800	350,171
Grupo Financiero Santander Mexico S.A.B. de CV		177,200	320,724
Grupo Lala S.A.B. de CV		54,200	100,910
Grupo Mexico SA de CV Series B		361,724	891,248
Grupo Televisa SA de CV		231,500	1,139,067
Industrias Penoles SA de CV		13,460	326,434
Kimberly-Clark de Mexico SA de CV Series A		141,100	304,282
Mexichem S.A.B. de CV		98,321	235,126
OHL Mexico S.A.B. de CV (a)		77,100	90,802
Promotora y Operadora de Infraestructura S.A.B. de CV		24,540	274,340
Wal-Mart de Mexico SA de CV Series V		495,500	1,048,360

TOTAL MEXICO			14,766,126

Netherlands - 2.6%
ABN AMRO Group NV GDR		22,542	520,274
AEGON NV		169,221	732,041
AerCap Holdings NV (a)		15,490	636,794
Ahold Delhaize NV		121,165	2,765,920
Airbus Group NV		55,321	3,284,956
Akzo Nobel NV		23,457	1,516,155
Altice NV:
Class A (a)		34,916	643,928
Class B (a)		10,514	195,690
ASML Holding NV (Netherlands)		34,802	3,681,842
CNH Industrial NV		97,176	755,259
Ferrari NV		11,739	618,294
Fiat Chrysler Automobiles NV		84,152	616,160
Gemalto NV		7,666	416,854
Heineken Holding NV		9,597	738,616
Heineken NV (Bearer)		21,813	1,797,089
ING Groep NV (Certificaten Van Aandelen)		366,786	4,814,807
Koninklijke Boskalis Westminster NV		8,087	260,954
Koninklijke DSM NV		17,155	1,103,173
Koninklijke KPN NV		323,750	1,055,668
Koninklijke Philips Electronics NV		88,012	2,651,992
Mobileye NV (a)(b)		16,793	624,364
NN Group NV		30,001	904,027
NXP Semiconductors NV (a)		27,815	2,781,500
OCI NV (a)(b)		8,294	115,175
QIAGEN NV (Germany) (a)		20,590	504,153
Randstad Holding NV		11,091	571,197
RELX NV		94,233	1,589,007
Steinhoff International Holdings NV (South Africa)		282,748	1,526,373
STMicroelectronics NV		60,862	577,642
Unilever NV (Certificaten Van Aandelen) (Bearer)		154,006	6,454,714
Vopak NV		6,775	342,151
Wolters Kluwer NV		28,585	1,106,273

TOTAL NETHERLANDS			45,903,042

New Zealand - 0.1%
Auckland International Airport Ltd.		91,884	433,004
Contact Energy Ltd.		65,403	222,156
Fletcher Building Ltd.		65,694	487,160
Mercury Nz Ltd.		67,362	146,920
Meridian Energy Ltd.		118,570	217,909
Ryman Healthcare Group Ltd.		34,960	221,999
Spark New Zealand Ltd.		170,727	446,838

TOTAL NEW ZEALAND			2,175,986

Norway - 0.4%
DNB ASA		92,449	1,337,108
Gjensidige Forsikring ASA		18,788	336,769
Marine Harvest ASA		36,679	665,588
Norsk Hydro ASA		124,977	558,740
Orkla ASA		77,122	728,219
Schibsted ASA:
(A Shares)		7,089	169,967
(B Shares)		8,104	182,435
Statoil ASA		105,524	1,722,786
Telenor ASA		70,995	1,129,926
Yara International ASA		17,215	608,396

TOTAL NORWAY			7,439,934

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		130,559	661,446
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		17,093	227,166
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		187,950	302,710
Aboitiz Power Corp.		134,700	127,804
Alliance Global Group, Inc.		173,900	51,205
Ayala Corp.		22,390	386,038
Ayala Land, Inc.		676,300	506,218
Bank of the Philippine Islands (BPI)		63,191	131,916
BDO Unibank, Inc.		149,373	347,913
DMCI Holdings, Inc.		405,650	104,701
Globe Telecom, Inc.		3,200	117,614
GT Capital Holdings, Inc.		7,100	192,199
International Container Terminal Services, Inc.		43,730	70,250
JG Summit Holdings, Inc.		274,680	431,053
Jollibee Food Corp.		39,970	196,427
Megaworld Corp.		970,800	80,583
Metro Pacific Investments Corp.		1,185,400	176,233
Metropolitan Bank & Trust Co.		63,536	106,660
Philippine Long Distance Telephone Co.		9,370	296,020
PNOC Energy Development Corp.		840,100	102,347
Robinsons Land Corp.		151,200	96,628
Security Bank Corp.		35,420	161,194
SM Investments Corp.		22,763	315,856
SM Prime Holdings, Inc.		791,600	439,692
Universal Robina Corp.		81,990	308,122

TOTAL PHILIPPINES			5,049,383

Poland - 0.2%
Alior Bank SA (a)		8,759	105,267
Bank Handlowy w Warszawie SA		3,460	68,534
Bank Millennium SA (a)		53,962	79,363
Bank Polska Kasa Opieki SA		15,173	468,156
Bank Zachodni WBK SA		3,300	266,641
BRE Bank SA (a)		1,407	126,884
Cyfrowy Polsat SA (a)		18,727	115,610
ENEA SA (a)		20,035	51,272
Energa SA		15,329	31,414
Eurocash SA		7,631	77,336
Grupa Lotos SA (a)		7,846	68,016
KGHM Polska Miedz SA (Bearer)		12,923	234,134
LPP SA		123	184,347
NG2 SA		2,360	119,767
Polish Oil & Gas Co. SA		167,077	213,784
Polska Grupa Energetyczna SA		79,202	207,329
Polski Koncern Naftowy Orlen SA		30,802	610,819
Powszechna Kasa Oszczednosci Bank SA		81,608	571,615
Powszechny Zaklad Ubezpieczen SA		54,372	377,517
Synthos SA (a)		48,983	59,180
Tauron Polska Energia SA (a)		89,921	60,738
Telekomunikacja Polska SA		55,311	78,950
Zaklady Azotowe w Tarnowie-Moscicach SA		3,836	61,110

TOTAL POLAND			4,237,783

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		221,699	732,787
Galp Energia SGPS SA Class B		43,127	584,682
Jeronimo Martins SGPS SA		24,353	418,914

TOTAL PORTUGAL			1,736,384

Qatar - 0.2%
Barwa Real Estate Co. (a)		8,276	72,611
Commercial Bank of Qatar (a)		15,129	148,317
Doha Bank (a)		12,399	123,937
Ezdan Holding Group (a)		74,225	320,010
Industries Qatar QSC (a)		14,583	408,471
Masraf al Rayan (a)		33,709	320,284
Qatar Electricity & Water Co.(a)		2,653	152,993
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		25,968	161,233
Qatar Insurance Co. SAQ (a)		11,462	275,726
Qatar Islamic Bank (a)		5,818	163,602
Qatar National Bank SAQ		19,920	875,232
Qatar Telecom (Qtel) Q.S.C. (a)		7,448	198,392
Vodafone Qatar QSC (a)		28,451	82,113

TOTAL QATAR			3,302,921

Russia - 0.8%
Alrosa Co. Ltd. (a)		236,601	330,638
Gazprom OAO (a)		493,182	1,080,714
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,351,676
Lukoil PJSC (a)		13,015	635,103
Lukoil PJSC sponsored ADR		27,160	1,324,050
Magnit OJSC GDR (Reg. S)		26,848	1,065,597
MegaFon PJSC GDR		9,156	87,257
MMC Norilsk Nickel PJSC (a)		2,066	304,485
MMC Norilsk Nickel PJSC sponsored ADR		31,859	480,434
Mobile TeleSystems OJSC sponsored ADR		47,839	368,839
Moscow Exchange MICEX-RTS OAO (a)		127,675	235,026
NOVATEK OAO GDR (Reg. S)		8,610	920,409
PhosAgro OJSC GDR (Reg. S)		9,219	114,316
Rosneft Oil Co. OJSC (a)		51,333	281,476
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	328,172
Rostelecom PJSC (a)		46,353	57,765
Rostelecom PJSC sponsored ADR		6,231	45,922
RusHydro PJSC (a)		4,100,000	51,404
RusHydro PJSC ADR		71,112	86,757
Sberbank of Russia (a)		434,304	1,010,907
Sberbank of Russia sponsored ADR		145,963	1,385,189
Severstal PAO (a)		5,253	73,441
Severstal PAO GDR (Reg. S)		15,206	214,405
Sistema JSFC sponsored GDR		16,022	119,684
Surgutneftegas OJSC sponsored ADR		70,387	302,523
Tatneft PAO (a)		60,911	341,056
Tatneft PAO sponsored ADR		12,317	412,250
VTB Bank OJSC (a)		194,868,334	208,235
VTB Bank OJSC sponsored GDR (Reg. S)		142,761	298,942

TOTAL RUSSIA			13,516,672

Singapore - 0.8%
Ascendas Real Estate Investment Trust		212,500	361,995
CapitaCommercial Trust (REIT)		192,500	217,925
CapitaLand Ltd.		246,300	547,038
CapitaMall Trust		236,800	352,328
City Developments Ltd.		37,900	231,282
ComfortDelgro Corp. Ltd.		208,900	381,388
DBS Group Holdings Ltd.		166,309	1,793,089
Global Logistic Properties Ltd.		250,400	319,468
Hutchison Port Holdings Trust		491,300	218,629
Jardine Cycle & Carriage Ltd.		9,400	285,260
Keppel Corp. Ltd.		135,300	513,484
Oversea-Chinese Banking Corp. Ltd.		291,594	1,777,335
Sembcorp Industries Ltd.		93,100	169,303
Sembcorp Marine Ltd.		89,300	83,122
Singapore Airlines Ltd.		50,100	364,789
Singapore Exchange Ltd.		74,300	378,643
Singapore Press Holdings Ltd.		154,300	412,576
Singapore Technologies Engineering Ltd.		151,800	341,516
Singapore Telecommunications Ltd.		753,500	2,101,405
StarHub Ltd.		57,900	140,666
Suntec (REIT)		232,600	280,875
United Overseas Bank Ltd.		122,271	1,650,494
UOL Group Ltd.		44,626	181,872
Wilmar International Ltd.		185,300	440,858
Yangzijiang Shipbuilding Holdings Ltd.		199,600	106,884

TOTAL SINGAPORE			13,652,224

South Africa - 1.5%
Anglo American Platinum Ltd. (a)		5,010	118,037
AngloGold Ashanti Ltd. (a)		37,989	517,246
Aspen Pharmacare Holdings Ltd.		34,697	755,839
Barclays Africa Group Ltd.		40,662	471,524
Bidcorp Ltd.		31,251	551,028
Bidvest Group Ltd.		30,652	380,566
Capitec Bank Holdings Ltd.		3,714	188,678
Coronation Fund Managers Ltd.		21,695	116,699
Discovery Ltd.		35,049	299,523
Exxaro Resources Ltd.		14,137	104,006
FirstRand Ltd.		320,134	1,147,224
Fortress Income Fund Ltd.:
Class A		110,534	134,030
Class B		58,563	139,244
Foschini Ltd.		19,641	202,182
Gold Fields Ltd.		79,439	327,628
Growthpoint Properties Ltd.		199,924	372,752
Hyprop Investments Ltd.		22,666	201,214
Impala Platinum Holdings Ltd. (a)		57,173	229,816
Imperial Holdings Ltd.		15,521	196,054
Investec Ltd.		23,711	146,218
Liberty Holdings Ltd.		10,387	89,320
Life Healthcare Group Holdings Ltd.		88,608	236,573
Massmart Holdings Ltd.		11,662	101,071
MMI Holdings Ltd.		95,084	159,440
Mondi Ltd.		10,948	213,946
Mr Price Group Ltd.		22,232	253,453
MTN Group Ltd.		157,384	1,359,379
Naspers Ltd. Class N		41,435	6,944,578
Nedbank Group Ltd.		18,417	301,174
Netcare Ltd.		89,998	231,140
Pick 'n Pay Stores Ltd.		34,564	169,158
Pioneer Foods Ltd.		12,034	145,269
PSG Group Ltd.		8,801	137,526
Rand Merchant Insurance Holdings Ltd.		61,885	185,328
Redefine Properties Ltd.		421,254	361,778
Remgro Ltd.		50,567	840,049
Resilient Property Income Fund Ltd.		27,261	225,569
RMB Holdings Ltd.		65,838	290,622
Sanlam Ltd.		131,393	636,903
Sappi Ltd. (a)		50,440	280,560
Sasol Ltd.		52,487	1,449,428
Shoprite Holdings Ltd.		40,002	590,370
Sibanye Gold Ltd.		68,045	189,285
Spar Group Ltd.		17,044	241,432
Standard Bank Group Ltd.		122,974	1,304,731
Telkom SA Ltd.		23,235	107,199
Tiger Brands Ltd.		15,752	448,574
Truworths International Ltd.		41,128	217,936
Tsogo Sun Holdings Ltd.		41,411	94,009
Vodacom Group Ltd.		35,726	385,378
Woolworths Holdings Ltd.		93,111	539,383

TOTAL SOUTH AFRICA			25,330,069

Spain - 2.1%
Abertis Infraestructuras SA		60,889	904,023
ACS Actividades de Construccion y Servicios SA		18,182	557,463
Aena SA		6,392	938,499
Amadeus IT Holding SA Class A		41,449	1,956,528
Banco Bilbao Vizcaya Argentaria SA		622,528	4,481,384
Banco de Sabadell SA		505,071	675,864
Banco Popular Espanol SA (b)		322,143	353,279
Banco Santander SA:
rights 11/1/16 (a)		1,335,436	74,765
(Spain)		1,365,622	6,691,587
Bankia SA		433,481	381,635
Bankinter SA		64,391	492,959
CaixaBank SA		308,212	929,995
Distribuidora Internacional de Alimentacion SA		57,648	308,632
Enagas SA		21,085	605,269
Endesa SA		30,313	644,392
Ferrovial SA		45,909	893,280
Ferrovial SA rights 11/14/16 (a)		45,909	19,655
Gas Natural SDG SA		33,417	659,386
Grifols SA		27,802	549,659
Iberdrola SA		513,621	3,500,805
Inditex SA		103,126	3,605,063
International Consolidated Airlines Group SA		71,675	380,660
International Consolidated Airlines Group SA CDI		3,400	18,078
MAPFRE SA (Reg.)		99,758	296,442
Red Electrica Corporacion SA		41,324	862,132
Repsol YPF SA		104,925	1,470,291
Telefonica SA		423,623	4,304,265
Zardoya Otis SA		16,733	141,255

TOTAL SPAIN			36,697,245

Sweden - 1.8%
Alfa Laval AB		27,120	389,738
ASSA ABLOY AB (B Shares)		94,729	1,721,553
Atlas Copco AB:
(A Shares) (b)		63,448	1,861,541
(B Shares)		36,896	964,868
Boliden AB		26,130	605,505
Electrolux AB (B Shares)		23,149	548,216
Getinge AB (B Shares)		18,585	304,532
H&M Hennes & Mauritz AB (B Shares)		89,835	2,527,313
Hexagon AB (B Shares)		24,423	855,007
Husqvarna AB (B Shares)		39,454	296,817
ICA Gruppen AB		7,497	232,825
Industrivarden AB (C Shares)		15,033	268,299
Investor AB (B Shares)		42,971	1,527,653
Kinnevik AB (B Shares)		21,886	553,441
Lundin Petroleum AB (a)		18,154	326,614
Nordea Bank AB		287,234	3,019,532
Sandvik AB		100,596	1,143,826
Securitas AB (B Shares)		29,926	462,533
Skandinaviska Enskilda Banken AB (A Shares)		143,554	1,448,708
Skanska AB (B Shares)		32,355	702,828
SKF AB (B Shares)		37,973	643,664
Svenska Cellulosa AB (SCA) (B Shares)		57,377	1,625,612
Svenska Handelsbanken AB (A Shares)		143,208	1,952,373
Swedbank AB (A Shares)		85,556	2,004,357
Swedish Match Co. AB		18,111	630,225
Tele2 AB:
rights 11/16/16 (a)		30,117	9,024
(B Shares) (b)		30,117	248,915
Telefonaktiebolaget LM Ericsson (B Shares)		290,340	1,408,399
TeliaSonera AB		245,691	981,986
Volvo AB (B Shares)		145,571	1,563,347

TOTAL SWEDEN			30,829,251

Switzerland - 5.7%
ABB Ltd. (Reg.)		185,908	3,835,362
Actelion Ltd.		9,737	1,407,095
Adecco SA (Reg.)		15,743	936,259
Aryzta AG		8,334	366,189
Baloise Holdings AG		4,666	574,320
Barry Callebaut AG		203	252,737
Coca-Cola HBC AG		17,519	378,688
Compagnie Financiere Richemont SA Series A		49,425	3,177,529
Credit Suisse Group AG		176,076	2,456,749
Dufry AG (a)		4,278	520,511
Ems-Chemie Holding AG		757	380,011
Galenica AG		361	361,894
Geberit AG (Reg.)		3,573	1,511,814
Givaudan SA		874	1,691,385
Julius Baer Group Ltd.		21,230	859,424
Kuehne & Nagel International AG		5,227	708,871
Lafargeholcim Ltd. (Reg.)		43,086	2,301,142
Lindt & Spruengli AG		10	620,484
Lindt & Spruengli AG (participation certificate)		92	477,874
Lonza Group AG		5,028	949,149
Nestle SA (Reg. S)		301,486	21,861,922
Novartis AG		211,188	14,987,502
Pargesa Holding SA		3,290	220,929
Partners Group Holding AG		1,644	832,342
Roche Holding AG (participation certificate)		66,442	15,260,512
Schindler Holding AG:
(participation certificate)		4,198	780,165
(Reg.)		1,918	354,701
SGS SA (Reg.)		519	1,052,109
Sika AG		203	975,664
Sonova Holding AG Class B		5,088	682,308
Swatch Group AG (Bearer) (b)		2,928	880,871
Swatch Group AG (Bearer) (Reg.)		4,681	269,871
Swiss Life Holding AG		3,044	805,950
Swiss Prime Site AG		6,748	559,520
Swiss Re Ltd.		31,556	2,930,621
Swisscom AG		2,458	1,124,487
Syngenta AG (Switzerland)		8,790	3,517,458
UBS Group AG		346,068	4,896,116
Zurich Insurance Group AG		14,227	3,722,268

TOTAL SWITZERLAND			99,482,803

Taiwan - 2.7%
Acer, Inc.		258,288	118,787
Advanced Semiconductor Engineering, Inc.		603,916	710,242
Advantech Co. Ltd.		28,994	236,340
Asia Cement Corp.		236,466	206,627
Asia Pacific Telecom Co. Ltd. (a)		185,000	59,557
ASUSTeK Computer, Inc.		66,000	578,810
AU Optronics Corp.		847,000	322,002
Catcher Technology Co. Ltd.		61,000	478,852
Cathay Financial Holding Co. Ltd.		775,285	1,006,959
Chang Hwa Commercial Bank		461,455	236,373
Cheng Shin Rubber Industry Co. Ltd.		179,899	366,890
Chicony Electronics Co. Ltd.		50,507	129,437
China Airlines Ltd.		223,490	67,695
China Development Finance Holding Corp.		1,252,800	314,308
China Life Insurance Co. Ltd.		319,818	295,691
China Steel Corp.		1,123,426	812,411
Chinatrust Financial Holding Co. Ltd.		1,665,579	898,071
Chunghwa Telecom Co. Ltd.		359,000	1,230,406
Compal Electronics, Inc.		396,000	236,129
Delta Electronics, Inc.		184,621	974,972
E.SUN Financial Holdings Co. Ltd.		752,864	428,625
ECLAT Textile Co. Ltd.		17,452	198,718
EVA Airways Corp.		215,834	104,054
Evergreen Marine Corp. (Taiwan) (a)		181,720	68,011
Far Eastern Textile Ltd.		302,664	234,713
Far EasTone Telecommunications Co. Ltd.		154,000	364,381
Feng Tay Enterprise Co. Ltd.		31,436	131,613
First Financial Holding Co. Ltd.		895,207	469,914
Formosa Chemicals & Fibre Corp.		305,590	910,126
Formosa Petrochemical Corp.		106,000	354,695
Formosa Plastics Corp.		393,480	1,065,804
Formosa Taffeta Co. Ltd.		65,000	59,375
Foxconn Technology Co. Ltd.		86,535	251,411
Fubon Financial Holding Co. Ltd.		632,398	898,597
Giant Manufacturing Co. Ltd.		26,000	184,309
Hermes Microvision, Inc.		4,000	176,983
Highwealth Construction Corp.		77,480	114,886
HIWIN Technologies Corp.		19,965	88,337
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,464,488	3,962,156
Hotai Motor Co. Ltd.		23,000	268,091
HTC Corp. (a)		62,000	181,702
Hua Nan Financial Holdings Co. Ltd.		710,745	361,814
Innolux Corp.		865,427	292,332
Inotera Memories, Inc. (a)		244,000	228,688
Inventec Corp.		233,280	182,756
Largan Precision Co. Ltd.		9,000	1,066,178
Lite-On Technology Corp.		206,910	297,287
MediaTek, Inc.		140,970	1,073,086
Mega Financial Holding Co. Ltd.		1,034,246	708,556
Merida Industry Co. Ltd.		20,300	93,682
Nan Ya Plastics Corp.		452,780	943,516
Nanya Technology Corp.		58,000	75,332
Nien Made Enterprise Co. Ltd.		14,000	162,520
Novatek Microelectronics Corp.		54,000	202,959
OBI Pharma, Inc. (a)		10,000	104,826
Pegatron Corp.		186,000	501,451
Phison Electronics Corp.		15,000	106,570
Pou Chen Corp.		209,000	283,055
Powertech Technology, Inc.		66,000	188,610
President Chain Store Corp.		53,000	396,720
Quanta Computer, Inc.		253,000	513,567
Realtek Semiconductor Corp.		44,090	149,631
Ruentex Development Co. Ltd. (a)		71,687	82,763
Ruentex Industries Ltd.		57,015	92,046
Shin Kong Financial Holding Co. Ltd. (a)		737,331	160,195
Siliconware Precision Industries Co. Ltd.		211,000	319,438
Simplo Technology Co. Ltd.		27,200	84,114
Sinopac Holdings Co.		923,208	266,756
Standard Foods Corp.		39,564	98,005
Synnex Technology International Corp.		144,500	154,452
TaiMed Biologics, Inc.		16,000	100,734
Taishin Financial Holdings Co. Ltd.		788,339	288,796
Taiwan Business Bank		369,359	93,486
Taiwan Cement Corp.		325,000	390,163
Taiwan Cooperative Financial Holding Co. Ltd.		712,447	312,967
Taiwan Fertilizer Co. Ltd.		63,000	84,524
Taiwan Mobile Co. Ltd.		156,600	548,846
Taiwan Semiconductor Manufacturing Co. Ltd.		2,303,000	13,833,837
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	161,720
TECO Electric & Machinery Co. Ltd.		181,000	161,031
Transcend Information, Inc.		24,000	66,378
Unified-President Enterprises Corp.		459,080	889,665
United Microelectronics Corp.		1,118,000	416,507
Vanguard International Semiconductor Corp.		82,000	167,493
Wistron Corp.		238,280	179,871
WPG Holding Co. Ltd.		142,000	166,643
Yuanta Financial Holding Co. Ltd.		928,372	347,457
Yulon Motor Co. Ltd.		82,000	71,913

TOTAL TAIWAN			47,269,996

Thailand - 0.5%
Advanced Info Service PCL		5,000	21,905
Advanced Info Service PCL (For. Reg.)		91,600	401,301
Airports of Thailand PCL		1,800	19,573
Airports of Thailand PCL (For. Reg.)		39,300	427,351
Bangkok Bank PCL (For. Reg.)		21,000	95,298
Bangkok Dusit Medical Services PCL (For. Reg.)		358,700	233,417
Bangkok Expressway and Metro PCL		645,600	137,273
Banpu PCL (For. Reg.)		166,600	87,015
BEC World PCL (For. Reg.)		87,000	50,903
BTS Group Holdings PCL		577,800	140,997
Bumrungrad Hospital PCL (For. Reg.)		31,900	166,613
C.P. ALL PCL		20,500	35,544
C.P. ALL PCL (For. Reg.)		448,800	778,155
Central Pattana PCL		9,800	15,593
Central Pattana PCL (For. Reg.)		114,800	182,664
Charoen Pokphand Foods PCL (For. Reg.)		249,600	224,400
Delta Electronics PCL		6,600	14,787
Delta Electronics PCL (For. Reg.)		41,400	92,755
Electricity Generating PCL (For. Reg.)		12,500	69,568
Energy Absolute PCL		21,300	17,174
Energy Absolute PCL		93,100	75,065
Glow Energy PCL (For. Reg.)		47,700	104,828
Home Product Center PCL		57,000	16,431
Home Product Center PCL (For. Reg.)		326,967	94,252
Indorama Ventures PCL		24,500	20,453
Indorama Ventures PCL (For. Reg.)		124,900	104,269
IRPC PCL		144,600	19,727
IRPC PCL (For. Reg.)		861,500	117,530
Kasikornbank PCL		48,700	239,070
Kasikornbank PCL (For. Reg.)		116,900	573,865
Krung Thai Bank PCL		30,400	14,923
Krung Thai Bank PCL (For. Reg.)		295,855	145,236
Minor International PCL (For. Reg.)		201,470	221,380
PTT Exploration and Production PCL (For. Reg.)		126,844	301,385
PTT Global Chemical PCL		9,000	15,412
PTT Global Chemical PCL (For. Reg.)		184,039	315,158
PTT PCL		10,400	102,701
PTT PCL (For. Reg.)		84,500	834,449
Robinsons Department Store PCL (For. Reg.)		42,800	70,850
Siam Cement PCL		4,200	60,415
Siam Cement PCL (For. Reg.)		34,600	497,707
Siam Commercial Bank PCL		6,400	26,212
Siam Commercial Bank PCL (For. Reg.)		142,200	582,396
Thai Oil PCL		7,600	15,184
Thai Oil PCL (For. Reg.)		69,700	139,251
Thai Union Frozen Products PCL		25,600	15,855
Thai Union Frozen Products PCL (For. Reg.)		155,700	96,431
TMB PCL (For. Reg.)		1,107,700	66,391
True Corp. PCL (For. Reg.)		959,612	184,870

TOTAL THAILAND			8,283,982

Turkey - 0.3%
Akbank T.A.S.		209,759	560,623
Anadolu Efes Biracilik Ve Malt Sanayii A/S		20,031	122,416
Arcelik A/S		23,165	153,023
Bim Birlesik Magazalar A/S JSC		20,781	338,487
Coca-Cola Icecek Sanayi A/S		6,663	75,367
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		183,891	187,799
Eregli Demir ve Celik Fabrikalari T.A.S.		131,202	178,088
Ford Otomotiv Sanayi A/S		5,863	59,952
Haci Omer Sabanci Holding A/S		86,158	260,347
Koc Holding A/S		61,931	258,192
Petkim Petrokimya Holding A/S		57,640	78,238
TAV Havalimanlari Holding A/S		14,170	58,251
Tofas Turk Otomobil Fabrikasi A/S		12,291	92,552
Tupras Turkiye Petrol Rafinelleri A/S		11,849	241,441
Turk Hava Yollari AO (a)		49,702	87,381
Turk Sise ve Cam Fabrikalari A/S		72,500	76,149
Turk Telekomunikasyon A/S		39,271	72,596
Turkcell Iletisim Hizmet A/S		85,794	276,437
Turkiye Garanti Bankasi A/S		219,236	595,871
Turkiye Halk Bankasi A/S		59,149	179,688
Turkiye Is Bankasi A/S Series C		151,930	246,486
Turkiye Vakiflar Bankasi TAO		73,616	108,964
Ulker Biskuvi Sanayi A/S		13,322	82,664
Yapi ve Kredi Bankasi A/S (a)		72,783	87,031

TOTAL TURKEY			4,478,043

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		190,114	317,810
Aldar Properties PJSC (a)		294,785	211,882
Arabtec Holding Co. (a)		193,315	70,001
DP World Ltd.		16,246	291,616
Dubai Financial Market PJSC (a)		176,244	55,182
Dubai Islamic Bank Pakistan Ltd. (a)		117,345	167,410
Emaar Malls Group PJSC (a)		185,844	130,037
Emaar Properties PJSC		337,194	639,879
Emirates Telecommunications Corp.		165,339	848,539
First Gulf Bank PJSC		83,207	260,521
National Bank of Abu Dhabi PJSC (a)		64,377	155,117

TOTAL UNITED ARAB EMIRATES			3,147,994

United Kingdom - 10.8%
3i Group PLC		92,582	760,380
Aberdeen Asset Management PLC		85,351	334,512
Admiral Group PLC		20,135	472,449
Aggreko PLC		23,575	231,279
Anglo American PLC (United Kingdom) (a)		132,675	1,836,678
Antofagasta PLC		35,751	237,613
Ashtead Group PLC		47,863	748,708
Associated British Foods PLC		33,694	1,015,365
AstraZeneca PLC (United Kingdom)		119,577	6,695,723
Auto Trader Group PLC		96,135	440,907
Aviva PLC		383,404	2,077,580
Babcock International Group PLC		24,475	296,279
BAE Systems PLC		299,586	1,984,983
Barclays PLC		1,599,154	3,704,932
Barratt Developments PLC		93,134	517,200
Berkeley Group Holdings PLC		12,352	356,654
BHP Billiton PLC		199,879	3,005,594
BP PLC		1,730,112	10,227,914
BP PLC sponsored ADR		5,515	196,058
British American Tobacco PLC (United Kingdom)		176,239	10,100,777
British Land Co. PLC		93,340	668,923
BT Group PLC		797,816	3,662,007
Bunzl PLC		31,781	855,410
Burberry Group PLC		42,236	762,529
Capita Group PLC		62,310	446,927
Carnival PLC		18,058	870,989
Carphone Warehouse Group PLC		94,747	364,959
Centrica PLC		513,844	1,347,200
Cobham PLC		164,951	288,515
Coca-Cola European Partners PLC		20,589	793,880
Compass Group PLC		155,089	2,806,224
Croda International PLC		12,311	527,102
Diageo PLC		237,948	6,333,352
Direct Line Insurance Group PLC		127,417	539,772
easyJet PLC		15,044	172,538
Fresnillo PLC		20,660	414,721
G4S PLC (United Kingdom)		149,140	401,604
GKN PLC		163,484	637,559
GlaxoSmithKline PLC		460,556	9,097,969
Hammerson PLC		75,952	512,239
Hargreaves Lansdown PLC		24,019	341,031
Hikma Pharmaceuticals PLC		13,358	286,782
HSBC Holdings PLC (United Kingdom)		1,873,429	14,109,046
ICAP PLC		53,659	318,213
IMI PLC		25,142	305,892
Imperial Tobacco Group PLC		90,610	4,386,912
Inmarsat PLC		41,741	358,403
InterContinental Hotel Group PLC		17,858	693,998
Intertek Group PLC		15,386	643,694
Intu Properties PLC		90,967	306,752
Investec PLC		57,049	354,726
ITV PLC		345,383	720,787
J Sainsbury PLC		152,876	469,485
Johnson Matthey PLC		18,390	767,569
Kingfisher PLC		214,675	948,310
Land Securities Group PLC		74,867	915,456
Legal & General Group PLC		562,294	1,441,191
Lloyds Banking Group PLC		6,074,876	4,242,227
London Stock Exchange Group PLC		29,621	1,018,797
Marks & Spencer Group PLC		155,943	648,846
Mediclinic International PLC		18,636	206,777
Mediclinic International PLC		15,488	170,975
Meggitt PLC		72,648	387,074
Merlin Entertainments PLC		65,588	369,929
Mondi PLC		34,979	683,316
National Grid PLC		354,405	4,610,021
Next PLC		13,454	793,084
Old Mutual PLC		465,815	1,148,868
Pearson PLC		78,189	723,355
Persimmon PLC		29,478	611,213
Provident Financial PLC		14,021	506,270
Prudential PLC		243,080	3,966,789
Reckitt Benckiser Group PLC		59,951	5,363,247
RELX PLC		103,391	1,848,904
Rio Tinto PLC		117,048	4,070,380
Rolls-Royce Holdings PLC		173,920	1,543,821
Royal Bank of Scotland Group PLC (a)		335,450	775,194
Royal Dutch Shell PLC:
Class A (Netherlands)		17,748	442,234
Class A (United Kingdom)		380,907	9,487,264
Class A sponsored ADR		2,799	139,418
Class B (United Kingdom)		354,228	9,136,429
Royal Mail PLC		85,600	514,442
RSA Insurance Group PLC		97,298	656,922
Sage Group PLC		102,308	903,498
Schroders PLC		12,642	436,207
Scottish & Southern Energy PLC		95,365	1,854,186
Segro PLC		76,758	410,757
Severn Trent PLC		22,441	639,450
SKY PLC		97,591	977,112
Smith & Nephew PLC		84,613	1,223,196
Smiths Group PLC		37,666	653,743
St. James's Place Capital PLC		50,577	585,014
Standard Chartered PLC (United Kingdom)		310,452	2,705,172
Standard Life PLC		187,947	777,099
Tate & Lyle PLC		43,775	417,929
Taylor Wimpey PLC		305,161	529,274
Tesco PLC (a)		773,187	1,991,488
The Weir Group PLC		19,764	411,249
Travis Perkins PLC		24,077	392,838
Unilever PLC		121,304	5,074,913
United Utilities Group PLC		64,733	744,792
Vodafone Group PLC		2,484,631	6,823,608
Vodafone Group PLC sponsored ADR		2,563	71,354
Whitbread PLC		17,338	767,165
William Hill PLC		84,219	304,923
WM Morrison Supermarkets PLC		206,288	571,905
Worldpay Group PLC		172,443	601,128

TOTAL UNITED KINGDOM			188,048,047

United States of America - 0.0%
Southern Copper Corp.		11,741	333,327
TOTAL COMMON STOCKS
(Cost $1,632,013,742)			1,613,236,041

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.8%
Banco Bradesco SA (PN)		261,468	2,739,189
Braskem SA (PN-A)		15,000	132,848
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		21,100	180,791
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		14,800	282,832
Companhia Energetica de Minas Gerais (CEMIG) (PN)		70,687	215,914
Companhia Energetica de Sao Paulo Series B		16,800	78,053
Companhia Paranaense de Energia-Copel (PN-B)		9,900	113,360
Gerdau SA (PN)		85,200	294,143
Itau Unibanco Holding SA		304,681	3,665,335
Itausa-Investimentos Itau SA (PN)		366,929	1,085,153
Lojas Americanas SA (PN)		50,336	326,427
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		367,000	2,033,907
Suzano Papel e Celulose SA		38,700	136,517
Telefonica Brasil SA		41,700	603,291
Vale SA (PN-A)		184,500	1,192,430

TOTAL BRAZIL			13,080,190

Chile - 0.0%
Embotelladora Andina SA Class B		22,389	90,825
Sociedad Quimica y Minera de Chile SA (PN-B)		9,038	267,105

TOTAL CHILE			357,930

Colombia - 0.0%
Bancolombia SA (PN)		41,818	396,932
Grupo Aval Acciones y Valores SA		324,290	133,738
Grupo de Inversiones Suramerica SA		8,740	110,457

TOTAL COLOMBIA			641,127

France - 0.0%
Air Liquide SA (a)		7,316	744,326
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		5,290	401,561
Fuchs Petrolub AG		6,422	287,101
Henkel AG & Co. KGaA		16,813	2,157,561
Porsche Automobil Holding SE (Germany)		14,525	783,289
Volkswagen AG		17,593	2,417,952

TOTAL GERMANY			6,047,464

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		583,761	413,972
Korea (South) - 0.2%
AMOREPACIFIC Corp.		868	151,781
Hyundai Motor Co.		1,797	150,201
Hyundai Motor Co. Series 2		3,792	333,197
LG Chemical Ltd.		730	114,885
LG Household & Health Care Ltd.		262	109,037
Samsung Electronics Co. Ltd.		1,749	2,013,922

TOTAL KOREA (SOUTH)			2,873,023

Russia - 0.0%
AK Transneft OAO (a)		149	357,217
Surgutneftegas OJSC (a)		640,733	290,522

TOTAL RUSSIA			647,739

United Kingdom - 0.0%
Rolls-Royce Holdings PLC		8,000,320	9,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,273,101)			24,815,563
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,823

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.47% to 0.66% 3/2/17 to 10/12/17 (Cost $6,468,008)(e)		6,500,000	6,469,930
		Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.41% (f)		81,679,111	81,703,615
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)		20,763,959	20,768,112
TOTAL MONEY MARKET FUNDS
(Cost $102,462,152)			102,471,727
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,765,230,962)			1,747,007,084
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(12,125,667)
NET ASSETS - 100%			$1,734,881,417

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
792 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	65,961,720	$(25,337)
494 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	22,316,450	1,201
50 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2016	6,460,151	69,552
TOTAL FUTURES CONTRACTS			$45,416

The face value of futures purchased as a percentage of Net Assets is 5.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $49,670,999.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,586 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,570,494.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,561
Fidelity Securities Lending Cash Central Fund	177,418
Total	$306,979

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$188,956,022	$136,493,191	$52,462,831	$--
Consumer Staples	169,788,547	118,873,621	50,914,926	--
Energy	111,231,496	57,283,056	53,948,440	--
Financials	368,898,058	260,249,308	108,648,749	1
Health Care	133,714,185	52,924,273	80,789,912	--
Industrials	191,991,811	157,262,664	34,729,147	--
Information Technology	157,264,314	99,977,377	57,286,936	1
Materials	126,253,138	99,915,083	26,338,055	--
Real Estate	55,482,349	53,140,103	2,222,449	119,797
Telecommunication Services	80,096,566	26,406,129	53,690,437	--
Utilities	54,375,118	42,571,075	11,804,043	--
Corporate Bonds	13,823	--	13,823	--
Government Obligations	6,469,930	--	6,469,930	--
Money Market Funds	102,471,727	102,471,727	--	--
Total Investments in Securities:	$1,747,007,084	$1,207,567,607	$539,319,678	$119,799
Derivative Instruments:
Assets
Futures Contracts	$70,753	$70,753	$--	$--
Total Assets	$70,753	$70,753	$--	$--
Liabilities
Futures Contracts	$(25,337)	$(25,337)	$--	$--
Total Liabilities	$(25,337)	$(25,337)	$--	$--
Total Derivative Instruments:	$45,416	$45,416	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$20,344,896
Level 2 to Level 1	$228,663,939

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$70,753	$(25,337)
Total Equity Risk	70,753	(25,337)
Total Value of Derivatives	$70,753	$(25,337)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $20,106,565) — See accompanying schedule: Unaffiliated issuers (cost $1,662,768,810)	$1,644,535,357
Fidelity Central Funds (cost $102,462,152)	102,471,727
Total Investments (cost $1,765,230,962)		$1,747,007,084
Foreign currency held at value (cost $725,059)		721,049
Receivable for fund shares sold		5,403,826
Dividends receivable		4,080,812
Interest receivable		54
Distributions receivable from Fidelity Central Funds		49,494
Receivable for daily variation margin for derivative instruments		134,006
Other receivables		336
Total assets		1,757,396,661
Liabilities
Payable for fund shares redeemed	$1,370,905
Accrued management fee	83,110
Other affiliated payables	41,966
Other payables and accrued expenses	254,708
Collateral on securities loaned, at value	20,764,555
Total liabilities		22,515,244
Net Assets		$1,734,881,417
Net Assets consist of:
Paid in capital		$1,732,740,695
Undistributed net investment income		31,233,850
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,530,952)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,562,176)
Net Assets		$1,734,881,417
Investor Class:
Net Asset Value, offering price and redemption price per share ($37,464,935 ÷ 3,369,725 shares)		$11.12
Premium Class:
Net Asset Value, offering price and redemption price per share ($774,359,946 ÷ 69,620,013 shares)		$11.12
Institutional Class:
Net Asset Value, offering price and redemption price per share ($278,172,310 ÷ 24,999,809 shares)		$11.13
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($644,884,226 ÷ 57,922,840 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$40,770,621
Interest		10,917
Income from Fidelity Central Funds		306,979
Income before foreign taxes withheld		41,088,517
Less foreign taxes withheld		(3,602,819)
Total income		37,485,698
Expenses
Management fee	$1,719,410
Transfer agent fees	520,987
Independent trustees' fees and expenses	5,056
Miscellaneous	3,051
Total expenses before reductions	2,248,504
Expense reductions	(950,639)	1,297,865
Net investment income (loss)		36,187,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,935,832)
Fidelity Central Funds	606
Foreign currency transactions	(325,096)
Futures contracts	3,122,080
Total net realized gain (loss)		(4,138,242)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $128,964)	30,301,346
Assets and liabilities in foreign currencies	(62,916)
Futures contracts	(997,863)
Total change in net unrealized appreciation (depreciation)		29,240,567
Net gain (loss)		25,102,325
Net increase (decrease) in net assets resulting from operations		$61,290,158

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,187,833	$22,389,065
Net realized gain (loss)	(4,138,242)	(4,959,232)
Change in net unrealized appreciation (depreciation)	29,240,567	(66,085,594)
Net increase (decrease) in net assets resulting from operations	61,290,158	(48,655,761)
Distributions to shareholders from net investment income	(19,754,957)	(17,402,635)
Distributions to shareholders from net realized gain	–	(622,793)
Total distributions	(19,754,957)	(18,025,428)
Share transactions - net increase (decrease)	840,932,551	189,357,812
Redemption fees	80,968	107,182
Total increase (decrease) in net assets	882,548,720	122,783,805
Net Assets
Beginning of period	852,332,697	729,548,892
End of period	$1,734,881,417	$852,332,697
Other Information
Undistributed net investment income end of period	$31,233,850	$17,218,271

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Investor Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.28	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.31	.31	.37B	.29	.29
Net realized and unrealized gain (loss)	(.26)C	(.98)	(.32)	1.76	.18
Total from investment operations	.05	(.67)	.05	2.05	.47
Distributions from net investment income	(.25)	(.28)	(.18)	(.15)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.25)	(.29)	(.21)	(.16)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$11.12	$11.32	$12.28	$12.44	$10.54
Total ReturnE	.56%	(5.49)%	.46%	19.79%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.27%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.19%	.22%	.22%	.23%	.24%
Expenses net of all reductions	.19%	.22%	.22%	.23%	.24%
Net investment income (loss)	2.87%	2.66%	3.00%B	2.59%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$37,465	$18,132	$15,309	$10,037	$25,552
Portfolio turnover rateH	1%I	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.29	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.32	.32	.38B	.30	.30
Net realized and unrealized gain (loss)	(.27)C	(1.00)	(.31)	1.76	.17
Total from investment operations	.05	(.68)	.07	2.06	.47
Distributions from net investment income	(.25)	(.28)	(.19)	(.16)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.25)	(.29)	(.22)	(.17)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$11.12	$11.32	$12.29	$12.44	$10.54
Total ReturnE	.64%	(5.53)%	.59%	19.88%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.12%	.17%	.18%	.18%	.18%
Expenses net of all reductions	.12%	.17%	.18%	.18%	.18%
Net investment income (loss)	2.95%	2.71%	3.04%B	2.64%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$774,360	$563,796	$485,998	$281,895	$67,539
Portfolio turnover rateH	1%I	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.29	$12.45	$10.55	$10.09
Income from Investment Operations
Net investment income (loss)A	.32	.33	.39B	.31	.30
Net realized and unrealized gain (loss)	(.26)C	(.99)	(.33)	1.76	.18
Total from investment operations	.06	(.66)	.06	2.07	.48
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.26)	(.30)	(.22)D	(.18)	(.03)
Redemption fees added to paid in capitalA	–E	–E	–E	.01	.01
Net asset value, end of period	$11.13	$11.33	$12.29	$12.45	$10.55
Total ReturnF	.66%	(5.40)%	.56%	19.94%	4.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.10%	.13%	.13%	.13%	.13%
Expenses net of all reductions	.10%	.13%	.13%	.13%	.13%
Net investment income (loss)	2.97%	2.75%	3.09%B	2.69%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$278,172	$182,432	$153,983	$66,248	$21,199
Portfolio turnover rateI	1%J	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.30	$12.45	$10.56	$10.09
Income from Investment Operations
Net investment income (loss)A	.32	.33	.39B	.32	.30
Net realized and unrealized gain (loss)	(.26)C	(1.00)	(.31)	1.74	.19
Total from investment operations	.06	(.67)	.08	2.06	.49
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.26)	(.30)	(.23)	(.18)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$11.13	$11.33	$12.30	$12.45	$10.56
Total ReturnE	.68%	(5.45)%	.67%	19.87%	5.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%	.20%	.20%	.19%	.20%
Expenses net of fee waivers, if any	.08%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.99%	2.78%	3.12%B	2.72%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$644,884	$87,972	$74,259	$62,884	$117
Portfolio turnover rateH	1%I	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity Emerging Markets Index Fund (formerly Spartan Emerging Markets Index Fund) and Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund) (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Emerging Markets Index Fund	$774,013,611	$97,293,776	$(68,905,807)	$28,387,969
Fidelity Global ex U.S. Index Fund	1,767,923,867	152,140,465	(173,057,248)	(20,916,783)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Index Fund	$9,966,608	$(61,661,663)	$28,369,557
Fidelity Global ex U.S. Index Fund	31,987,344	(8,545,871)	(21,000,649)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Emerging Markets Index Fund	$(18,957,565)	$(42,704,098)	$(61,661,663)	$(61,661,663)
Fidelity Global ex U.S. Index Fund	(1,112,186)	(7,433,685)	(8,545,871)	(8,545,871)

The tax character of distributions paid was as follows:

October 31, 2016
Ordinary Income
Fidelity Emerging Markets Index Fund	$11,347,194
Fidelity Global ex U.S. Index Fund	19,754,957

October 31, 2015
Ordinary Income
Fidelity Emerging Markets Index Fund	$6,840,222
Fidelity Global ex U.S. Index Fund	18,025,428

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Global ex U.S. Index effective December 12, 2016.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Index Fund
Equity Risk
Futures Contracts	$1,342,156	$(357,393)
Totals(a)	$1,342,156	$(357,393)
Fidelity Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$3,122,080	$(997,863)
Totals(a)	$3,122,080	$(997,863)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Emerging Markets Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	346,802,081	146,636,776
Fidelity Global ex U.S. Index Fund	540,798,716	10,285,840

Exchanges In-Kind. During the period, investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Fidelity Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .09% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Prior to July 1, 2016, the management fee was based on an annual rate of .25% and .20% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .19% and .14% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:
	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.30%	.14%	.11%	.09%
Fidelity Global ex U.S. Index Fund	.18%	.11%	.09%	.06%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Fidelity Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table and each Fund's Institutional Premium Class does not pay transfer agent fees:

	Received by FIIOC	Paid by Class Effective July 1, 2016	Paid by Class Prior to July 1, 2016
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%	.21%
Premium Class	.11%	.05%	.10%
Institutional Class	.035%	.02%	.03%
Institutional Premium Class	.015%	–%	-%
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.12%	.14%
Premium Class	.11%	.05%	.08%
Institutional Class	.035%	.03%	.03%
Institutional Premium Class	.015%	–%	–%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$48,377.21%
Premium Class	392,279.08%
Institutional Class	20,107.03%
	$460,763
Fidelity Global ex U.S. Index Fund
Investor Class	$33,857.13%
Premium Class	427,766.07%
Institutional Class	59,364.03%
	$520,987

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$25,151,000.58%		$807

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$1,492
Fidelity Global ex U.S. Index Fund	3,051

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$133,373
Fidelity Global ex U.S. Index Fund	177,418

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Emerging Markets Index Fund
Investor Class	.31%	$24,187
Premium Class	.20%	444,592
Institutional Class	.13%	65,625
Institutional Premium Class	.10%	221
Fidelity Global ex U.S. Index Fund
Investor Class	.22%/.19%(a)	$20,205
Premium Class	.14%/.12%(a)	567,737
Institutional Class	.12%/.10%(a)	140,323
Institutional Premium Class	.10%/.07%(a)	222,193

 (a) Expense limitation effective April 1, 2016.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
Fidelity Emerging Markets Index Fund	$107
Fidelity Global ex U.S. Index Fund	181

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2016	Year ended October 31, 2015
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$488,081	$296,140
Premium Class	9,746,166	6,143,576
Institutional Class	1,107,403	398,502
Institutional Premium Class	5,544	2,004
Total	$11,347,194	$6,840,222
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$469,634	$339,065
Premium Class	13,089,736	11,676,970
Institutional Class	4,201,240	3,619,358
Institutional Premium Class	1,994,347	1,767,242
Total	$19,754,957	$17,402,635
From net realized gain
Investor Class	$–	$12,456
Premium Class	–	419,565
Institutional Class	–	129,205
Institutional Premium Class	–	61,567
Total	$–	$622,793

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2016	Year ended October 31, 2015	Year ended October 31, 2016	Year ended October 31, 2015
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	3,308,302	3,467,858	$26,744,334	$32,828,614
Reinvestment of distributions	57,696	28,242	430,181	258,412
Shares redeemed	(4,014,907)	(2,296,962)	(33,349,297)	(21,593,250)
Net increase (decrease)	(648,909)	1,199,138	$(6,174,782)	$11,493,776
Premium Class
Shares sold	30,727,439	33,393,241	$252,020,349	$313,985,682
Reinvestment of distributions	1,221,061	623,839	9,103,784	5,708,125
Shares redeemed	(19,928,967)	(13,175,749)	(165,686,800)	(119,741,823)
Net increase (decrease)	12,019,533	20,841,331	$95,437,333	$199,951,984
Institutional Class
Shares sold	16,322,577	5,662,144	$139,980,479	$50,281,128
Reinvestment of distributions	148,530	43,505	1,107,403	398,502
Shares redeemed	(2,302,722)	(1,939,513)	(18,698,255)	(18,612,103)
Net increase (decrease)	14,168,385	3,766,136	$122,389,627	$32,067,527
Institutional Premium Class
Shares sold	5,848	22,264	$47,523	$194,646
Reinvestment of distributions	744	219	5,544	2,004
Shares redeemed	(5,598)	(4,586)	(43,839)	(44,151)
Net increase (decrease)	994	17,897	$9,228	$152,499
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	3,749,465	1,513,135	$40,507,693	$17,845,320
Reinvestment of distributions	43,616	29,716	453,168	338,282
Shares redeemed	(2,025,704)	(1,186,759)	(21,832,563)	(14,048,442)
Net increase (decrease)	1,767,377	356,092	$19,128,298	$4,135,160
Premium Class
Shares sold	35,170,899	27,293,753	$376,550,580	$324,392,137
Reinvestment of distributions	1,130,684	1,001,076	11,747,810	11,395,995
Shares redeemed	(16,480,126)	(18,044,413)	(174,387,185)	(212,027,863)
Net increase (decrease)	19,821,457	10,250,416	$213,911,205	$123,760,269
Institutional Class
Shares sold	15,322,148	9,852,843	$167,125,457	$117,116,489
Reinvestment of distributions	404,354	329,286	4,201,240	3,748,563
Shares redeemed	(6,834,241)	(6,599,130)	(73,128,133)	(78,713,159)
Net increase (decrease)	8,892,261	3,582,999	$98,198,564	$42,151,893
Institutional Premium Class
Shares sold	55,232,124(a)	2,671,375	$564,411,113(a)	$30,498,597
Reinvestment of distributions	191,949	160,651	1,994,347	1,828,809
Shares redeemed	(5,265,059)	(1,105,376)	(56,710,976)	(13,016,916)
Net increase (decrease)	50,159,014	1,726,650	$509,694,484	$19,310,490

 (a) Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund (formerly Spartan Emerging Markets Index Fund) and Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Fidelity Emerging Markets Index Fund
Investor Class	.31%
Actual		$1,000.00	$1,092.00	$1.63
Hypothetical-C		$1,000.00	$1,023.58	$1.58
Premium Class	.16%
Actual		$1,000.00	$1,091.90	$.84
Hypothetical-C		$1,000.00	$1,024.33	$.81
Institutional Class	.12%
Actual		$1,000.00	$1,093.10	$.63
Hypothetical-C		$1,000.00	$1,024.53	$.61
Institutional Premium Class	.09%
Actual		$1,000.00	$1,093.10	$.47
Hypothetical-C		$1,000.00	$1,024.68	$.46
Fidelity Global ex U.S. Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,027.70	$.92
Hypothetical-C		$1,000.00	$1,024.23	$.92
Premium Class	.11%
Actual		$1,000.00	$1,027.70	$.56
Hypothetical-C		$1,000.00	$1,024.58	$.56
Institutional Class	.09%
Actual		$1,000.00	$1,028.70	$.46
Hypothetical-C		$1,000.00	$1,024.68	$.46
Institutional Premium Class	.06%
Actual		$1,000.00	$1,027.70	$.31
Hypothetical-C		$1,000.00	$1,024.83	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Emerging Markets Index Fund
Investor	12/12/16	12/09/16	$0.12500	$0.000
Premium	12/12/16	12/09/16	$0.13889	$0.000
Institutional	12/12/16	12/09/16	$0.14152	$0.000
Institutional Premium	12/12/16	12/09/16	$0.14325	$0.000
Fidelity Global ex U.S. Index Fund
Investor	12/12/16	12/09/16	$0.21100	$0.005
Premium	12/12/16	12/09/16	$0.21873	$0.005
Institutional	12/12/16	12/09/16	$0.22094	$0.005
Institutional Premium	12/12/16	12/09/16	$0.22426	$0.005

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	December 11, 2015	December 30, 2015
Fidelity Emerging Markets Index Fund
Investor	64.0%	36.0%
Premium	61.0%	36.0%
Institutional	60.0%	36.0%
Institutional Premium	59.0%	36.0%
Fidelity Global ex U.S. Index Fund
Investor	100.0%	0.00%
Premium	98.0%	0.00%
Institutional	97.0%	0.00%
Institutional Premium	97.0%	0.00%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund
Investor	12/14/15	$0.1945	$0.0245
Investor	01/02/16	$0.0040	$0.0000
Premium	12/14/15	$0.2032	$0.0245
Premium	01/02/16	$0.0040	$0.0000
Institutional	12/14/15	$0.2087	$0.0245
Institutional	01/02/16	$0.0040	$0.0000
Institutional Premium	12/14/15	$0.2111	$0.0245
Institutional Premium	01/02/16	$0.0040	$0.0000
Fidelity Global ex U.S. Index Fund
Investor	12/14/15	$0.2726	$0.0266
Premium	12/14/15	$0.2813	$0.0266
Institutional	12/14/15	$0.2835	$0.0266
Institutional Premium	12/14/15	$0.2857	$0.0266

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Index Fund (formerly Spartan Emerging Markets Index Fund)

Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Emerging Markets Index Fund

Fidelity Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

With respect to Fidelity Emerging Markets Index Fund, the Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.25% to 0.09%. With respect to Fidelity Global ex U.S. Index Fund, the Board considered that, at its July 2016 meeting, it ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Emerging Markets Index Fund ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group, which includes funds with a developed markets focus, are not comparable because they are not emerging markets funds. The Board noted that the total expense ratio of Investor Class of Fidelity Emerging Markets Index Fund is lower than the Investor Class total expense ratio of the most comparable competitive fund.

The Board considered that current contractual arrangements for Fidelity Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.28% (0.11% effective July 1, 2016); Institutional Premium Class: 0.25% (0.09% effective July 1, 2016); Investor Class: 0.46% (0.30% effective July 1, 2016); and Premium Class: 0.35% (0.14% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each class of Fidelity Global ex U.S. Index Fund ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for Fidelity Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.23% (0.09% effective July 1, 2016); Institutional Premium Class: 0.20% (0.06% effective July 1, 2016); Investor Class: 0.34% (0.18% effective July 1, 2016); and Premium Class: 0.28% (0.11% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class of Fidelity Emerging Markets Index Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMX-GUX-ANN-1216
1.929360.105

Fidelity® Total International Index Fund Investor Class and Premium Class Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

% of fund's net assets
Nestle SA (Switzerland, Food Products)	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.5
7.1

Top Market Sectors as of October 31, 2016

% of fund's net assets
Financials	21.2
Industrials	11.1
Consumer Discretionary	10.9
Consumer Staples	9.7
Information Technology	8.6
Materials	7.6
Health Care	6.9
Energy	6.0
Real Estate	3.0
Telecommunication Services	4.1

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	16.8%
United Kingdom	10.5%
United States of America*	7.4%
Canada	6.9%
Germany	5.6%
France	5.6%
Switzerland	5.2%
Australia	4.6%
Korea (South)	3.2%
Other	34.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

% of fund's net assets
Stocks and Equity Futures	100.0

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 4.6%
360 Capital Industrial Fund	944	$1,767
Abacus Property Group unit	629	1,340
Adelaide Brighton Ltd.	1,539	6,263
AGL Energy Ltd.	1,796	26,204
ALS Ltd.	1,396	6,616
Altium Ltd.	159	948
Alumina Ltd.	6,151	7,393
Amcor Ltd.	2,976	33,278
AMP Ltd.	8,042	27,957
Ansell Ltd. (a)	415	6,847
APA Group unit	2,847	17,239
APN News & Media Ltd. (a)	329	671
APN News & Media Ltd. rights 11/17/16 (a)	126	27
APN Outdoor Group Ltd.	434	1,568
ARB Corp. Ltd.	163	2,115
Ardent Leisure Group unit	1,254	1,927
Aristocrat Leisure Ltd.	1,497	17,469
Asaleo Care Ltd.	2,008	2,230
ASX Ltd.	479	17,173
Aurizon Holdings Ltd.	5,668	21,041
Australia & New Zealand Banking Group Ltd.	7,521	159,336
Australian Agricultural Co. Ltd. (a)	732	972
Australian Pharmaceutical Industries Ltd.	718	1,038
Australian Worldwide Exploration Ltd. (a)	1,468	609
Automotive Holdings Group Ltd.	2,148	6,618
Bank of Queensland Ltd.	1,067	8,490
Bapcor Ltd.	568	2,217
Beach Energy Ltd.	2,457	1,355
Bega Cheese Ltd.	206	773
Bellamy's Australia Ltd.	88	761
Bendigo & Adelaide Bank Ltd.	1,241	10,507
BHP Billiton Ltd.	8,459	147,786
Blackmores Ltd.	40	3,410
BlueScope Steel Ltd.	1,391	8,253
Boral Ltd.	2,082	9,978
Brambles Ltd.	4,120	36,136
Breville Group Ltd.	593	4,177
Brickworks Ltd.	161	1,651
BT Investment Management Ltd.	556	3,912
BWP Trust	1,753	3,961
Caltex Australia Ltd.	639	14,937
Carsales.com Ltd.	935	7,582
Challenger Ltd.	1,330	10,886
Charter Hall Group unit	618	2,210
Charter Hall Retail REIT	574	1,812
Cimic Group Ltd.	242	5,447
Coca-Cola Amatil Ltd.	1,516	11,002
Cochlear Ltd.	172	16,742
Commonwealth Bank of Australia	4,426	247,094
Computershare Ltd.	1,181	9,478
Corporate Travel Managemnt Ltd.	81	1,171
Costa Group Holdings Ltd.	1,265	2,743
Cover-More Group Ltd.	1,777	1,926
Credit Corp. Group Ltd.	80	1,078
Cromwell Property Group unit	2,072	1,434
Crown Ltd.	838	6,942
CSL Ltd.	1,207	92,285
CSR Ltd.	1,657	4,613
DEXUS Property Group unit	3,026	20,579
Dominos Pizza Enterprises Ltd.	150	7,331
Downer Edi Ltd.	1,354	6,005
DUET Group	6,015	10,890
DuluxGroup Ltd.	1,382	6,770
Eclipx Group Ltd.	381	1,116
Estia Health Ltd.	322	656
Evolution Mining Ltd.	3,197	5,496
FKP Property Group unit	1,141	2,795
Flexigroup Ltd.	574	982
Flight Centre Travel Group Ltd.	170	4,380
Folkestone Education Trust	882	1,664
Fortescue Metals Group Ltd.	3,798	15,890
G8 Education Ltd.	1,121	2,695
Galaxy Resources Ltd. (a)	3,205	853
Gateway Lifestyle Holdings Pty Ltd. unit	671	1,184
Genworth Mortgage Insurance Ltd.	445	1,036
Goodman Group unit	5,084	26,260
GrainCorp Ltd.	632	4,038
Growthpoint Properties Australia Ltd.	1,264	2,990
GUD Holdings Ltd.	280	2,023
GWA Group Ltd.	481	1,046
Hansen Technologies Ltd.	568	1,776
Harvey Norman Holdings Ltd.	1,322	5,079
Healthscope Ltd.	4,656	7,827
IDP Education Ltd.	452	1,558
Iluka Resources Ltd.	1,165	5,113
Incitec Pivot Ltd.	4,234	9,501
Independence Group NL	1,384	4,474
Insurance Australia Group Ltd.	6,227	26,100
Investa Office Fund unit	1,455	4,693
Invocare Ltd.	256	2,545
IOOF Holdings Ltd.	960	5,988
IPH Ltd.	231	1,028
Iress Ltd.	225	1,943
Isentia Group Ltd.	362	969
Japara Healthcare Ltd.	589	842
JB Hi-Fi Ltd.	326	7,040
John Fairfax Holdings Ltd.	7,707	4,837
Karoon Gas Australia Ltd. (a)	1,197	2,094
Lendlease Group unit	1,278	13,144
Link Administration Holdings Ltd.	906	4,962
Macquarie Atlas Roads Group unit	1,654	5,939
Macquarie Group Ltd.	791	48,017
Magellan Financial Group Ltd.	351	5,685
Mantra Group Ltd.	826	2,067
Mayne Pharma Group Ltd. (a)	3,541	4,418
McMillan Shakespeare Ltd.	338	2,785
Medibank Private Ltd.	7,818	15,344
Metals X Ltd. (a)	1,784	1,873
Metcash Ltd. (a)	2,677	4,052
Mineral Resources Ltd.	372	3,274
Mirvac Group unit	9,179	14,593
Monadelphous Group Ltd.	145	1,028
Myer Holdings Ltd.	929	830
MYOB Group Ltd.	973	2,739
Nanosonics Ltd. (a)	455	1,201
National Australia Bank Ltd.	6,819	145,242
National Storage (REIT) unit	1,500	1,655
Navitas Ltd.	441	1,758
Newcrest Mining Ltd. (a)	2,070	35,524
NEXTDC Ltd. (a)	979	2,741
Nine Entertainment Co. Holdings Ltd.	1,288	843
Northern Star Resources Ltd.	1,470	4,652
Nufarm Ltd.	361	2,433
oOh!media Ltd.	510	1,657
Orica Ltd.	1,103	13,668
Origin Energy Ltd.	5,000	20,349
Orocobre Ltd. (a)	320	932
Orora Ltd.	3,106	6,852
OZ Minerals Ltd.	732	3,731
Pact Group Holdings Ltd.	727	3,633
Perpetual Trustees Australia Ltd.	271	9,326
Pilbara Minerals Ltd. (a)	2,456	972
Platinum Asset Management Ltd.	690	2,619
Premier Investments Ltd.	182	1,965
Primary Health Care Ltd.	2,294	6,701
Programmed Maintenance Services Ltd.	641	700
Qantas Airways Ltd.	1,483	3,452
QBE Insurance Group Ltd.	3,612	27,449
Qube Holdings Ltd.	3,416	5,795
Ramsay Health Care Ltd.	405	22,601
RCG Corp. Ltd.	1,212	1,341
realestate.com.au Ltd.	139	5,407
Regis Healthcare Ltd.	290	869
Regis Resources Ltd.	1,344	3,323
Retail Food Group Ltd.	224	1,154
Rio Tinto Ltd.	1,174	48,386
SAI Global Ltd.	452	1,609
Sandfire Resources NL	247	977
Santos Ltd.	3,860	10,483
Saracen Mineral Holdings Ltd. (a)	1,237	1,049
Scentre Group unit	13,963	44,717
SEEK Ltd.	1,169	13,019
Select Harvests Ltd.	193	899
Seven Group Holdings Ltd.	162	1,120
Shopping Centres Australasia Property Group unit	1,292	2,152
Sigma Pharmaceuticals Ltd.	3,038	3,074
Sims Metal Management Ltd.	312	2,378
Sirtex Medical Ltd.	100	2,123
Sonic Healthcare Ltd.	1,250	19,483
South32 Ltd.	14,435	28,220
Southern Cross Media Group Ltd.	1,495	1,638
SP AusNet	4,824	5,504
Spark Infrastructure Group unit	4,310	7,279
Spotless Group Holdings Ltd.	3,567	2,713
St Barbara Ltd. (a)	1,453	2,907
Steadfast Group Ltd.	1,394	2,269
Stockland Corp. Ltd. unit	5,606	18,849
Suncorp Group Ltd.	3,452	31,432
Super Retail Group Ltd.	419	3,124
Sydney Airport unit	2,707	12,891
Syrah Resources Ltd. (a)	718	1,966
Tabcorp Holdings Ltd.	2,085	7,677
Tatts Group Ltd.	3,684	11,378
Technology One Ltd.	730	3,126
Telstra Corp. Ltd.	10,924	41,314
TFS Corp. Ltd.	775	825
The GPT Group unit	4,197	14,878
The Star Entertainment Group Ltd.	1,916	7,273
TPG Telecom Ltd.	927	5,331
Transpacific Industries Group Ltd.	4,809	4,244
Transurban Group unit	5,415	42,798
Treasury Wine Estates Ltd.	2,025	16,544
Vicinity Centers unit	8,050	17,575
Village Roadshow Ltd.	338	1,309
Vocus Communications Ltd.	1,335	5,799
Wesfarmers Ltd.	2,887	90,064
West Australian Newspapers Holdings Ltd.	1,674	866
Western Areas NL	424	797
Westfield Corp. unit (a)	5,165	34,968
Westpac Banking Corp.	8,627	199,499
Whitehaven Coal Ltd. (a)	1,514	3,490
Woodside Petroleum Ltd.	2,014	43,464
Woolworths Ltd.	3,329	59,891
WorleyParsons Ltd.	593	3,834

TOTAL AUSTRALIA		2,629,981

Austria - 0.2%
ams AG	146	4,094
Andritz AG	244	12,763
Buwog-Gemeinnuetzige Wohnung	244	5,897
CA Immobilien Anlagen AG	225	4,085
Conwert Immobilien Invest Se	94	1,668
DO & CO Restaurants & Catering AG	14	1,083
Erste Group Bank AG	820	25,753
EVN AG	299	3,496
IMMOFINANZ Immobilien Anlagen AG	2,125	4,579
Lenzing AG	23	2,996
Oesterreichische Post AG	51	1,761
OMV AG	345	10,784
Raiffeisen International Bank-Holding AG (a)	338	5,540
RHI AG	40	1,007
S IMMO AG	135	1,449
Schoeller-Bleckmann Oilfield Equipment AG	18	1,275
UNIQA Insurance Group AG	208	1,341
Vienna Insurance Group AG	123	2,426
Voestalpine AG	264	9,340
Wienerberger AG	339	5,420
Zumtobel AG	61	1,071

TOTAL AUSTRIA		107,828

Bailiwick of Guernsey - 0.0%
Schroder (REIT) Ltd.	2,240	1,549
Standard Life Investment Property Income Trust Ltd.	929	964
Stobart Group Ltd.	475	943

TOTAL BAILIWICK OF GUERNSEY		3,456

Bailiwick of Jersey - 0.8%
Boohoo.Com PLC (a)	968	1,469
Centamin PLC	2,558	4,941
Experian PLC	2,437	46,921
Glencore Xstrata PLC (a)	32,222	98,599
Henderson Group PLC	2,940	8,338
Petrofac Ltd.	747	7,374
Randgold Resources Ltd.	249	22,113
Regus PLC	1,811	5,517
Shire PLC	2,377	134,212
UBM PLC	1,026	9,023
Wolseley PLC	694	36,110
WPP PLC	3,325	72,196

TOTAL BAILIWICK OF JERSEY		446,813

Belgium - 0.9%
Ablynx NV (a)	187	1,848
Ackermans & Van Haaren SA	61	8,474
Aedifica SA	57	4,730
Ageas	484	17,679
Agfa-Gevaert NV (a)	279	1,161
Anheuser-Busch InBev SA NV	2,076	238,262
Barco NV	86	6,760
Befimmo SCA Sicafi	65	3,787
Bekaert SA	119	5,293
Bpost SA	284	7,556
Cofinimmo SA	58	6,797
Colruyt NV	162	8,708
Compagnie D'entreprises CFE SA	34	3,745
D'ieteren SA	100	4,411
Econocom Group SA	91	1,354
Elia System Operator SA/NV	141	7,298
Euronav NV	475	3,723
EVS Broadcast Equipment SA	41	1,433
Fagron NV (a)	115	1,136
Galapagos Genomics NV (a)	106	6,450
Gimv NV	30	1,614
Groupe Bruxelles Lambert SA	187	16,086
Ion Beam Applications SA	26	1,235
KBC Ancora (a)	130	4,932
KBC Groep NV	669	40,766
Kinepolis Group NV	37	1,664
Melexis NV	101	6,620
Nyrstar NV (a)	136	699
Ontex Group NV	239	7,227
Orange Belgium (a)	75	1,689
Proximus	358	10,249
Sofina SA	33	4,612
Solvay SA Class A	203	23,298
Telenet Group Holding NV (a)	200	10,706
Tessenderlo Chemie NV (a)	99	3,302
UCB SA	314	21,264
Umicore SA	230	13,985
Warehouses de Pauw	50	4,604

TOTAL BELGIUM		515,157

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	4,000	836
Alibaba Health Information Technology Ltd. (a)	10,000	5,235
Alibaba Pictures Group Ltd. (a)	20,000	3,946
ARA Asset Management Ltd.	3,400	3,421
Beijing Enterprises Water Group Ltd.	12,000	8,711
BEP International Holdings Ltd.	50,000	3,288
Brightoil Petroleum Holdings Ltd.	10,000	2,888
Brilliance China Automotive Holdings Ltd.	8,000	9,500
Cafe de Coral Holdings Ltd.	2,000	7,066
Carnival Group International Holdings Ltd. (a)	40,000	4,745
Cheung Kong Infrastructure Holdings Ltd.	2,000	16,388
China Gas Holdings Ltd.	4,000	6,096
China Innovative Finance Group Ltd. (a)	12,000	1,331
China Oil & Gas Group Ltd. (a)	40,000	3,043
China Resource Gas Group Ltd.	2,000	6,279
China Water Affairs Group Ltd.	6,000	4,363
Chow Sang Sang Holdings International Ltd.	2,000	3,533
Cosco Shipping Ports Ltd.	4,000	3,971
Credicorp Ltd. (United States)	197	29,290
Digital China Holdings Ltd. (H Shares)	2,000	1,676
Digital Domain Holdings Ltd. (a)	20,000	1,573
Esprit Holdings Ltd. (a)	7,500	6,189
FDG Electric Vehicles Ltd. (a)	25,000	1,306
First Pacific Co. Ltd.	4,000	3,030
Frontline Ltd.	119	873
GCL New Energy Holdings Ltd. (a)	32,000	1,919
Global Brands Group Holding Ltd. (a)	12,000	1,362
GOME Electrical Appliances Holdings Ltd.	43,000	5,434
Great Eagle Holdings Ltd.	1,000	4,442
Haier Electronics Group Co. Ltd.	5,000	8,072
Hiscox Ltd.	698	8,723
Hoegh LNG Holdings Ltd.	93	974
Hongkong Land Holdings Ltd.	3,000	20,100
Hopson Development Holdings Ltd.	2,000	1,805
Huabao International Holdings Ltd. (a)	7,000	2,627
Hybrid Kinetic Group Ltd. (a)	38,000	1,102
Jardine Matheson Holdings Ltd.	700	42,637
Johnson Electric Holdings Ltd.	500	1,209
K Wah International Holdings Ltd.	2,024	1,099
Kerry Logistics Network Ltd.	2,000	2,656
Kerry Properties Ltd.	3,000	9,496
Kunlun Energy Co. Ltd.	16,000	12,110
Lancashire Holdings Ltd.	771	6,578
Li & Fung Ltd.	12,000	5,911
Luk Fook Holdings International Ltd.	1,000	2,933
Luye Pharma Group Ltd.	4,500	3,029
Man Wah Holdings Ltd.	3,600	2,391
Nan Hai Corp. Ltd. (a)	100,000	3,288
Nine Dragons Paper (Holdings) Ltd.	6,000	4,889
Noble Group Ltd. (a)	24,800	2,959
NWS Holdings Ltd.	5,000	8,858
Orient Overseas International Ltd.	500	1,873
Pacific Basin Shipping Ltd. (a)	9,000	1,346
PAX Global Technology Ltd.	2,000	1,251
Petra Diamonds Ltd.	1,479	2,750
Pou Sheng International (Holdings) Ltd.	3,000	940
Road King Infrastructure Ltd.	2,000	1,699
Seadrill Ltd. (a)	666	1,429
Shangri-La Asia Ltd.	2,000	2,200
Shenzhen International Holdings Ltd.	1,500	2,321
Sihuan Pharmaceutical Holdings Group Ltd.	20,000	4,797
Silverlake Axis Ltd. Class A	4,700	2,162
Sinopec Kantons Holdings Ltd.	6,000	2,824
Skyworth Digital Holdings Ltd.	4,098	2,653
SMI Corp. Ltd.	36,000	3,435
Stolt-Nielsen SA	172	2,113
Tai Fook Securities Group Ltd.	6,000	3,853
Town Health International Holdings Co. Ltd.	20,000	3,198
Vtech Holdings Ltd.	700	8,593
Yue Yuen Industrial (Holdings) Ltd.	2,000	7,620

TOTAL BERMUDA		362,237

Brazil - 1.0%
AES Tiete Energia SA unit	412	2,135
Aliansce Shopping Centers SA	600	3,154
Alupar Investimento SA unit	200	1,164
Ambev SA	12,300	72,559
Arezzo Industria e Comercio SA	300	2,779
B2W Companhia Global do Varejo (a)	500	2,456
Banco Bradesco SA	2,000	19,881
Banco do Brasil SA	2,200	20,187
Banco Santander SA (Brasil) unit	900	7,415
BB Seguridade Participacoes SA	1,800	18,124
BM&F BOVESPA SA	4,700	27,682
BR Malls Participacoes SA	1,700	6,806
Brasil Foods SA	1,700	28,440
CCR SA	2,300	12,502
Cetip SA - Mercados Organizado	200	2,811
Cia. Hering SA	400	2,426
Cielo SA	2,800	28,421
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	8,446
Companhia de Saneamento de Minas Gerais	100	1,044
Companhia Siderurgica Nacional SA (CSN) (a)	1,600	5,383
Cosan SA Industria e Comercio	400	5,378
CPFL Energia SA	500	3,794
Cyrela Brazil Realty SA	600	2,021
Drogasil SA	700	15,539
Duratex SA	600	1,620
Ecorodovias Infraestrutura e Logistica SA (a)	400	1,187
EDP Energias do Brasil SA	1,200	5,771
Embraer SA	2,000	10,746
ENGIE Brasil Energia SA	800	10,163
Equatorial Energia SA	500	8,919
Estacio Participacoes SA	700	4,059
Fibria Celulose SA	700	5,601
Fleury SA	100	1,324
Hypermarcas SA	800	6,707
Iguatemi Empresa de Shopping Centers SA	200	1,889
Iochpe-Maxion SA	300	1,523
JBS SA	2,000	6,084
Klabin SA unit	1,500	7,730
Kroton Educacional SA	3,700	18,430
Light SA	500	2,749
Linx SA	200	1,190
Localiza Rent A Car SA	400	4,966
Lojas Americanas SA	1,200	5,887
Lojas Renner SA	2,000	16,917
M. Dias Branco SA	100	4,270
Marfrig Global Foods SA (a)	700	1,248
MRV Engenharia e Participacoes SA	600	2,323
Multiplan Empreendimentos Imobiliarios SA	200	4,019
Multiplus SA	100	1,356
Natura Cosmeticos SA	500	4,803
Odontoprev SA	900	3,383
Petroleo Brasileiro SA - Petrobras (ON) (a)	6,600	38,541
Porto Seguro SA	500	4,742
Qualicorp SA	700	4,504
Rumo Logistica Operadora Multimodal SA (a)	2,200	4,921
Sao Martinho SA	200	3,983
Smiles SA	100	1,825
Sul America SA unit	700	4,226
Terna Participacoes SA unit	200	1,300
TIM Participacoes SA	2,400	6,662
Totvs SA	500	4,536
Ultrapar Participacoes SA	900	20,394
Vale SA	2,400	16,602
Valid Solucoes SA	100	937
Weg SA	1,300	7,168

TOTAL BRAZIL		565,752

Canada - 6.4%
Advantage Oil & Gas Ltd. (a)	624	4,210
Aecon Group, Inc.	292	3,775
AG Growth International, Inc.	30	1,043
Agnico Eagle Mines Ltd. (Canada)	545	27,679
Agrium, Inc.	330	30,294
AGT Food & Ingredients, Inc.	36	1,024
Aimia, Inc.	262	1,416
Air Canada (a)	145	1,368
Alacer Gold Corp. (a)	433	875
Alamos Gold, Inc.	666	5,224
Alaris Royalty Corp.	64	940
Algonquin Power & Utilities Corp. (a)	1,013	8,950
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,090	54,756
Allied Properties (REIT)	87	2,339
AltaGas Ltd.	433	10,714
Altus Group Ltd.	49	1,057
Amaya, Inc. (a)	369	4,941
ARC Resources Ltd.	835	14,175
Artis (REIT)	542	4,736
Asanko Gold, Inc. (a)	259	956
ATCO Ltd. Class I (non-vtg.)	193	6,766
Athabasca Oil Corp. (a)	1,036	973
ATS Automation Tooling System, Inc. (a)	146	1,252
AutoCanada, Inc.	108	1,775
B2Gold Corp. (a)	2,402	6,948
Badger Daylighting Ltd.	120	2,593
Bank of Montreal	1,602	101,951
Bank of Nova Scotia	2,998	161,109
Barrick Gold Corp.	3,133	55,125
Baytex Energy Corp. (a)	758	2,916
BCE, Inc.	278	12,631
Birchcliff Energy Ltd. (a)	662	4,215
BlackBerry Ltd. (a)	1,343	9,482
Boardwalk (REIT)	62	2,275
Bombardier, Inc. Class B (sub. vtg.) (a)	4,826	6,404
Bonavista Energy Corp.	378	1,234
Bonterra Energy Corp.	49	922
Boralex, Inc. Class A	416	5,967
Brookfield Asset Management, Inc. Class A	2,214	77,530
BRP, Inc. (a)	54	1,044
CAE, Inc.	974	13,681
Cameco Corp.	1,010	7,779
Canacol Energy Ltd. (a)	619	1,911
Canadian (REIT)	120	4,132
Canadian Apartment Properties (REIT) unit	179	3,913
Canadian Energy Services & Technology Corp.	767	3,025
Canadian Imperial Bank of Commerce	1,004	75,227
Canadian National Railway Co.	1,986	124,849
Canadian Natural Resources Ltd.	2,863	90,866
Canadian Pacific Railway Ltd.	386	55,179
Canadian Tire Ltd. Class A (non-vtg.)	195	18,955
Canadian Utilities Ltd. Class A (non-vtg.)	310	8,859
Canadian Western Bank, Edmonton	380	7,210
Canam Group, Inc. Class A (sub. vtg.)	221	1,485
Canfor Corp. (a)	160	1,775
Canfor Pulp Products, Inc.	239	1,807
Capital Power Corp.	154	2,371
Cara Operations Ltd.	92	1,823
Cardinal Energy Ltd.	144	981
Cascades, Inc.	143	1,349
CCL Industries, Inc. Class B	72	12,805
Celestica, Inc. (sub. vtg.) (a)	485	5,738
Cenovus Energy, Inc.	2,106	30,382
Centerra Gold, Inc.	362	1,830
CGI Group, Inc. Class A (sub. vtg.) (a)	589	27,977
China Gold International Resources Corp. Ltd. (a)	502	1,302
CI Financial Corp.	912	16,781
Cineplex, Inc.	230	8,745
Cogeco Communications, Inc.	63	2,938
Colliers International Group, Inc.	99	3,447
Cominar (REIT)	674	7,467
Computer Modelling Group Ltd.	175	1,294
Concordia International Corp. (a)	45	154
Constellation Software, Inc.	56	26,234
Corus Entertainment, Inc. Class B (non-vtg.)	411	3,392
Cott Corp.	412	5,403
Crescent Point Energy Corp.	1,646	19,598
Crew Energy, Inc. (a)	212	1,042
Descartes Systems Group, Inc. (a)	303	6,314
Detour Gold Corp. (a)	440	8,388
DH Corp.	318	4,116
Dollarama, Inc.	309	23,090
Dominion Diamond Corp.	147	1,249
Dorel Industries, Inc. Class B (sub. vtg.)	43	1,092
Dream Office (REIT)	68	847
ECN Capital Corp.	1,010	2,206
Eldorado Gold Corp. (a)	1,747	5,509
Element Financial Corp.	1,010	9,842
Empire Co. Ltd. Class A (non-vtg.)	623	8,974
Enbridge Income Fund Holdings, Inc.	184	4,670
Enbridge, Inc.	2,441	105,407
Encana Corp.	2,400	22,885
EnerCare, Inc.	168	2,427
Enerflex Ltd.	264	2,805
Enerplus Corp.	804	5,413
Enghouse Systems Ltd.	78	2,930
Ensign Energy Services, Inc.	216	1,303
Entertainment One Ltd.	1,097	3,118
Extendicare, Inc.	159	1,093
Fairfax Financial Holdings Ltd. (sub. vtg.)	64	32,778
Finning International, Inc.	573	10,663
First Capital Realty, Inc.	314	5,007
First Majestic Silver Corp. (a)	413	3,316
First Quantum Minerals Ltd.	1,945	18,474
FirstService Corp.	115	4,660
Fortis, Inc.	1,246	41,013
Fortuna Mines, Inc. (a)	274	1,873
Franco-Nevada Corp.	448	29,322
Freehold Royalties Ltd.	140	1,315
Genworth MI Canada, Inc.	79	1,716
George Weston Ltd.	118	9,616
Gibson Energy, Inc.	477	5,985
Gildan Activewear, Inc.	589	15,128
Goldcorp, Inc.	2,106	31,983
Granite Real Estate Investment Trust	188	5,915
Great Canadian Gaming Corp. (a)	88	1,462
Great-West Lifeco, Inc.	824	20,697
Guyana Goldfields, Inc. (a)	381	2,241
H&R REIT/H&R Finance Trust	289	4,915
Home Capital Group, Inc.	223	4,414
HudBay Minerals, Inc.	814	3,429
Hudson's Bay Co.	136	1,671
Husky Energy, Inc.	1,168	12,566
Hydro One Ltd.	376	6,860
IAMGOLD Corp. (a)	1,143	4,576
IGM Financial, Inc.	270	7,247
Imperial Oil Ltd.	784	25,426
Industrial Alliance Insurance and Financial Services, Inc.	285	11,036
Innergex Renewable Energy, Inc.	181	2,012
Intact Financial Corp.	367	24,948
Inter Pipeline Ltd.	877	18,183
Interfor Corp. (a)	234	2,619
Intertain Group Ltd. (a)	122	754
Intertape Polymer Group, Inc.	109	1,846
Ivanhoe Mines Ltd. (a)	1,988	3,098
Jean Coutu Group, Inc. Class A (sub. vtg.)	288	4,337
Just Energy Group, Inc.	193	1,013
Kelt Exploration Ltd. (a)	266	1,176
Keyera Corp.	488	14,648
Kinaxis, Inc. (a)	53	2,590
Kinross Gold Corp. (a)	3,187	12,379
Kirkland Lake Gold, Inc. (a)	116	804
Klondex Mines Ltd. (a)	197	1,085
Knight Therapeutics, Inc. (a)	772	5,134
Labrador Iron Ore Royalty Corp.	110	1,205
Laurentian Bank of Canada	52	1,922
Linamar Corp.	157	6,385
Loblaw Companies Ltd.	599	29,555
Lucara Diamond Corp.	737	2,082
Lundin Mining Corp. (a)	1,960	7,672
MacDonald Dettwiler & Associates Ltd.	143	8,185
MAG Silver Corp. (a)	223	3,272
Magna International, Inc. Class A (sub. vtg.)	1,062	43,603
Manitoba Telecom Services, Inc.	88	2,460
Manulife Financial Corp.	5,101	73,893
Maple Leaf Foods, Inc.	341	7,767
Martinrea International, Inc.	458	2,687
MEG Energy Corp. (a)	592	2,414
Methanex Corp.	271	9,850
Metro, Inc. Class A (sub. vtg.)	720	22,255
Milestone Apartments (REIT)	382	5,138
Morneau Shephell, Inc.	101	1,509
MTY Food Group, Inc.	46	1,660
Mullen Group Ltd.	197	2,730
National Bank of Canada	926	33,055
Nevsun Resources Ltd.	332	963
New Flyer Industries, Inc.	78	2,181
New Gold, Inc. (a)	1,350	5,324
Norbord, Inc.	120	2,823
North West Co., Inc.	85	1,622
Northland Power, Inc.	400	7,157
Novagold Resources, Inc. (a)	827	4,137
NuVista Energy Ltd. (a)	807	4,103
OceanaGold Corp.	1,596	4,879
Onex Corp. (sub. vtg.)	228	14,748
Open Text Corp.	369	22,911
Osisko Gold Royalties Ltd.	286	3,011
Painted Pony Petroleum Ltd. (a)	153	938
Pan American Silver Corp.	338	5,418
Paramount Resources Ltd. Class A (a)	99	1,123
Parex Resources, Inc. (a)	495	5,694
Parkland Fuel Corp.	287	6,704
Pason Systems, Inc.	243	2,763
Pembina Pipeline Corp.	931	28,604
Pengrowth Energy Corp.	2,174	3,355
Penn West Petroleum Ltd.	1,521	2,427
Peyto Exploration & Development Corp.	467	11,998
Potash Corp. of Saskatchewan, Inc.	2,248	36,553
Power Corp. of Canada (sub. vtg.)	953	20,441
Power Financial Corp.	690	16,307
PrairieSky Royalty Ltd.	583	12,679
Precision Drilling Corp.	1,093	4,873
Premier Gold Mines Ltd. (a)	303	637
Premium Brands Holdings Corp.	67	3,242
Pretium Resources, Inc. (a)	369	3,607
ProMetic Life Sciences, Inc. (a)	2,024	4,255
Quebecor, Inc. Class B (sub. vtg.)	223	6,258
Raging River Exploration, Inc. (a)	897	7,189
Restaurant Brands International, Inc.	546	24,273
Richmont Mines, Inc. (a)	208	1,969
RioCan (REIT)	432	8,400
Ritchie Brothers Auctioneers, Inc.	274	9,474
Rogers Communications, Inc. Class B (non-vtg.)	961	38,661
Royal Bank of Canada	3,681	229,977
Russel Metals, Inc.	144	2,292
Sandstorm Gold Ltd. (a)	198	952
Saputo, Inc.	687	24,688
Secure Energy Services, Inc.	557	3,414
SEMAFO, Inc. (a)	983	3,855
Seven Generations Energy Ltd. (a)	549	11,706
Shaw Communications, Inc. Class B	937	18,568
ShawCor Ltd. Class A	262	6,553
Shopify, Inc. Class A (a)	158	6,549
Sienna Senior Living, Inc.	154	1,834
Sierra Wireless, Inc. (a)	71	969
Silver Standard Resources, Inc. (a)	383	4,203
Silver Wheaton Corp.	1,111	26,771
Sleep Country Canada Holdings, Inc.	42	893
Smart (REIT)	162	4,040
SNC-Lavalin Group, Inc.	352	14,303
Spartan Energy Corp. (a)	448	1,042
Spin Master Corp. (a)	126	3,156
Stantec, Inc.	397	8,832
Stella-Jones, Inc.	153	5,430
Sun Life Financial, Inc.	1,599	53,515
Suncor Energy, Inc.	4,321	129,665
Superior Plus Corp.	280	2,493
Surge Energy, Inc.	1,014	2,071
Tahoe Resources, Inc.	761	9,123
Teck Resources Ltd. Class B (sub. vtg.)	1,547	33,401
TELUS Corp.	438	14,182
The Toronto-Dominion Bank	4,547	206,315
Thomson Reuters Corp.	947	37,321
TMX Group Ltd.	171	7,890
TORC Oil & Gas Ltd.	174	985
Torex Gold Resources, Inc. (a)	934	17,374
Toromont Industries Ltd.	249	7,314
Tourmaline Oil Corp. (a)	540	14,151
TransAlta Corp.	1,139	5,019
TransAlta Renewables, Inc.	366	4,041
TransCanada Corp.	2,080	94,161
Transcontinental, Inc. Class A	109	1,458
TransForce, Inc.	373	8,462
Tricon Capital Group, Inc.	172	1,121
Trilogy Energy Corp. (a)	272	1,460
Trinidad Drilling Ltd.	500	958
Turquoise Hill Resources Ltd. (a)	2,436	7,555
Uni-Select, Inc.	138	3,105
Uranium Participation Corp. (a)	545	1,512
Valeant Pharmaceuticals International, Inc. (Canada) (a)	888	15,842
Valener, Inc.	201	3,156
Veresen, Inc.	849	7,691
Vermilion Energy, Inc.	405	15,882
West Fraser Timber Co. Ltd.	188	6,436
Western Forest Products, Inc.	712	1,083
WestJet Airlines Ltd.	54	884
Westshore Terminals Investment Corp.	183	3,530
Whitecap Resources, Inc.	1,015	8,112
Winpak Ltd.	94	3,213
WSP Global, Inc.	264	8,552
Yamana Gold, Inc.	2,498	8,921
Yellow Pages Ltd./Canada (a)	99	1,604

TOTAL CANADA		3,633,483

Cayman Islands - 3.0%
21Vianet Group, Inc. ADR (a)	113	826
3SBio, Inc. (a)	3,000	2,998
500.com Ltd. sponsored ADR Class A (a)	144	2,439
51job, Inc. sponsored ADR (a)	37	1,258
58.com, Inc. ADR (a)	262	10,965
AAC Technology Holdings, Inc.	2,000	19,083
Agile Property Holdings Ltd.	4,000	2,223
Airtac International Group	1,000	7,977
Alibaba Group Holding Ltd. sponsored ADR (a)	2,948	299,782
Anta Sports Products Ltd.	3,000	8,665
ASM Pacific Technology Ltd.	900	8,686
Baidu.com, Inc. sponsored ADR (a)	703	124,333
Belle International Holdings Ltd.	19,000	11,514
Biostime International Holdings Ltd. (a)	500	1,230
Bitauto Holdings Ltd. ADR (a)	40	1,021
Casetek Holdings	1,000	3,219
Chailease Holding Co. Ltd.	2,000	3,464
Chaowei Power Holdings Ltd.	3,000	2,685
Cheetah Mobile, Inc. ADR (a)	125	1,338
Cheung Kong Property Holdings Ltd.	7,500	55,557
China Conch Venture Holdings Ltd.	5,500	10,283
China Dongxiang Group Co. Ltd.	6,000	1,168
China First Capital Group Ltd. (a)	2,000	2,540
China High Speed Transmission Equipment Group Co. Ltd.	3,000	3,114
China Huishan Dairy Holdings Co. Ltd.	15,000	5,570
China Liansu Group Holdings Ltd.	2,000	1,467
China LNG Group Ltd.	40,000	1,171
China Maple Leaf Educational Systems Ltd.	2,000	1,405
China Medical System Holdings Ltd.	4,000	6,251
China Mengniu Dairy Co. Ltd.	7,000	13,268
China Modern Dairy Holdings Ltd. (a)	12,000	2,615
China Regenerative Medicine International Ltd. (a)	75,000	2,563
China Resources Land Ltd.	10,000	24,937
China State Construction International Holdings Ltd.	4,000	5,849
China Wireless Technologies Ltd. (a)	8,000	1,393
ChinaSoft International Ltd. (a)	2,000	941
CIFI Holdings Group Co. Ltd.	4,000	1,181
CK Hutchison Holdings Ltd.	7,000	86,603
Cogobuy Group (a)	2,000	3,126
Country Garden Holdings Co. Ltd.	15,000	7,814
Credit China Holdings Ltd. (a)	72,000	8,727
CT Environmental Group Ltd.	4,000	1,124
Ctrip.com International Ltd. ADR (a)	998	44,062
Endeavour Mining Corp. (a)	105	2,051
ENN Energy Holdings Ltd.	2,000	9,413
Evergrande Real Estate Group Ltd.	12,000	7,938
Fang Holdings Ltd. ADR (a)	1,018	3,390
Freeman Fintech Corp. Ltd. (a)	20,000	1,367
Fu Shou Yuan International Group Ltd.	2,000	1,173
Fufeng Group Ltd.	2,000	846
GCL-Poly Energy Holdings Ltd.	46,000	6,228
Geely Automobile Holdings Ltd.	15,000	15,473
Goodbaby International Holdings Ltd.	4,000	1,934
Gourmet Master Co. Ltd.	1,000	8,976
Greatview Aseptic Pack Co. Ltd.	2,000	1,016
Greentown China Holdings Ltd. (a)	6,500	5,314
Haitian International Holdings Ltd.	2,000	4,126
Hengan International Group Co. Ltd.	2,000	15,924
HKBN Ltd.	2,000	2,360
Hopewell Highway Infrastructure Ltd.	2,000	1,070
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	1,212
Hutchison China Meditech Ltd. (a)	42	978
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,289
IGG, Inc.	3,000	2,193
iKang Healthcare Group, Inc. sponsored ADR (a)	134	2,437
Imax China Holding, Inc.	200	946
Intime Department Store Group Co. Ltd.	5,500	4,319
JD.com, Inc. sponsored ADR (a)	1,811	46,995
Kingboard Chemical Holdings Ltd.	2,000	5,918
Kingboard Laminates Holdings Ltd.	1,500	1,346
Kingdee International Software Group Co. Ltd. (a)	10,000	4,062
Kingsoft Corp. Ltd.	2,000	4,497
KWG Property Holding Ltd.	3,000	1,741
Lee & Man Paper Manufacturing Ltd.	5,000	3,759
Leyou Technologies Holdings Ltd. (a)	10,000	1,805
Li Ning Co. Ltd. (a)	2,000	1,429
Lifetech Scientific Corp. (a)	12,000	2,847
Lijun International Pharmaceutical Holding Ltd.	6,000	2,027
Longfor Properties Co. Ltd.	4,000	5,312
Melco Crown Entertainment Ltd. sponsored ADR	464	7,767
MGM China Holdings Ltd.	3,200	5,298
Minth Group Ltd.	2,000	7,117
Momo, Inc. ADR (a)	112	2,697
NetDragon WebSoft, Inc.	500	1,618
NetEase, Inc. ADR	204	52,426
New Oriental Education & Technology Group, Inc. sponsored ADR	377	18,899
Nexteer Auto Group Ltd.	3,000	3,953
Noah Holdings Ltd. sponsored ADR (a)	37	872
Nord Anglia Education, Inc. (a)	283	6,096
Pacific Textile Holdings Ltd.	2,000	2,522
Parade Technologies Ltd.	1,000	11,276
Phoenix Group Holdings	693	6,196
Phoenix Healthcare Group Ltd.	1,500	2,387
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	100	35
Qunar Cayman Islands Ltd. sponsored ADR (a)	114	3,371
Regina Miracle International Holdings Ltd.	2,000	2,048
Renhe Commercial Holdings Co. Ltd. (a)	42,000	1,089
Sands China Ltd.	6,000	26,110
Semiconductor Manufacturing International Corp. (a)	75,000	9,083
Shenzhou International Group Holdings Ltd.	2,000	13,268
Shimao Property Holdings Ltd.	6,000	8,030
Shui On Land Ltd.	7,500	1,857
SINA Corp. (a)	136	9,811
Sino Biopharmaceutical Ltd.	13,000	9,102
SITC International Holdings Co. Ltd.	3,000	1,776
SOHO China Ltd.	3,000	1,551
Sunac China Holdings Ltd.	3,000	2,054
Sunny Optical Technology Group Co. Ltd.	2,000	9,774
TAL Education Group ADR (a)	111	9,040
Tarena International, Inc. ADR	155	2,503
Tech Pro Technology Development Ltd. (a)	6,000	166
Tencent Holdings Ltd.	14,800	392,235
Tianneng Power International Ltd.	2,000	1,805
Tibet Water Resources Ltd.	3,000	1,118
Tingyi (Cayman Islands) Holding Corp.	8,000	8,634
Tongda Group Holdings Ltd.	10,000	2,643
Towngas China Co. Ltd.	2,000	1,127
TPK Holding Co. Ltd.	1,000	1,602
Truly International Holdings Ltd.	2,000	784
Value Partners Group Ltd.	1,000	957
Vinda International Holdings Ltd.	1,000	1,981
Vipshop Holdings Ltd. ADR (a)	1,177	16,090
Vision Fame International Holding Ltd. (a)	2,000	696
Want Want China Holdings Ltd.	16,000	9,758
Weibo Corp. sponsored ADR (a)	10	460
WH Group Ltd.	14,500	11,760
Wynn Macau Ltd.	4,000	6,138
Xinyi Glass Holdings Ltd.	4,000	3,440
Xinyi Solar Holdings Ltd.	4,000	1,485
Yeong Guan Energy Technology Group Co. Ltd.	1,000	3,933
Yingde Gases Group Co. Ltd.	2,500	1,009
YY, Inc. ADR (a)	89	4,278
Zhen Ding Technology Holding Ltd.	1,000	2,280
Zhongsheng Group Holdings Ltd. Class H	3,500	3,525

TOTAL CAYMAN ISLANDS		1,707,676

Chile - 0.3%
AES Gener SA	4,000	1,362
Aguas Andinas SA	4,299	2,839
Banco de Chile	67,015	7,998
Banco de Credito e Inversiones	180	9,191
Banco Santander Chile	125,687	7,036
CAP SA	271	1,892
Cencosud SA	3,150	10,269
Colbun SA	25,133	5,494
Compania Cervecerias Unidas SA	654	7,025
Compania de Petroleos de Chile SA (COPEC)	1,606	16,202
CorpBanca SA	513,007	4,645
E-CL SA	720	1,277
Empresa Nacional de Electricidad SA	7,980	5,474
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	256	2,743
Empresas CMPC SA	4,474	9,691
Endesa Americas SA	3,899	1,815
Enersis Chile SA	51,806	5,234
Enersis SA	51,279	8,674
Inversiones Aguas Metropolitanas SA	1,290	2,350
LATAM Airlines Group SA (a)	740	7,111
Parque Arauco SA	2,844	7,044
Ripley Corp. SA	2,460	1,538
S.A.C.I. Falabella	1,670	13,102
Sonda SA	653	1,350
Vina Concha y Toro SA	1,208	2,106

TOTAL CHILE		143,462

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	62,000	26,141
Air China Ltd. (H Shares)	6,000	3,946
Aluminum Corp. of China Ltd. (H Shares) (a)	10,000	3,713
Anhui Conch Cement Co. Ltd. (H Shares)	4,000	11,089
Anhui Gujing Distillery Co. Ltd. (B Shares)	500	1,944
AviChina Industry & Technology Co. Ltd. (H Shares)	3,000	2,039
Bank Communications Co. Ltd. (H Shares)	21,000	16,003
Bank of China Ltd. (H Shares)	208,000	93,332
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	6,290
BYD Co. Ltd. (H Shares)	1,500	9,864
Central China Securities Co. Ltd.	3,000	1,551
CGN Power Co. Ltd. (H Shares)	37,000	10,830
China BlueChemical Ltd. (H Shares)	6,000	1,160
China Cinda Asset Management Co. Ltd. (H Shares)	32,000	11,512
China CITIC Bank Corp. Ltd. (H Shares)	27,000	17,442
China Coal Energy Co. Ltd. (H Shares) (a)	3,000	1,702
China Communications Construction Co. Ltd. (H Shares)	13,000	14,315
China Communications Services Corp. Ltd. (H Shares)	4,000	2,378
China Construction Bank Corp. (H Shares)	223,000	163,320
China Cosco Holdings Co. Ltd. (H Shares) (a)	9,500	3,283
China Everbright Bank Co. Ltd. (H Shares)	5,000	2,282
China Galaxy Securities Co. Ltd. (H Shares)	8,500	8,088
China Life Insurance Co. Ltd. (H Shares)	20,000	49,515
China Longyuan Power Grid Corp. Ltd. (H Shares)	9,000	6,882
China Merchants Bank Co. Ltd. (H Shares)	10,000	24,395
China Minsheng Banking Corp. Ltd. (H Shares)	14,500	16,546
China National Building Materials Co. Ltd. (H Shares)	12,000	5,493
China Oilfield Services Ltd. (H Shares)	4,000	3,868
China Pacific Insurance (Group) Co. Ltd. (H Shares)	7,000	25,317
China Petroleum & Chemical Corp. (H Shares)	68,000	49,178
China Railway Construction Corp. Ltd. (H Shares)	6,500	8,146
China Railway Group Ltd. (H Shares)	12,000	9,284
China Shenhua Energy Co. Ltd. (H Shares)	10,000	20,811
China Shipping Container Lines Co. Ltd. (H Shares) (a)	6,000	1,261
China Southern Airlines Ltd. (H Shares)	4,000	2,249
China Telecom Corp. Ltd. (H Shares)	36,000	18,614
China Vanke Co. Ltd. (H Shares)	3,300	8,638
Chongqing Changan Automobile Co. Ltd. (B Shares)	2,600	3,973
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	4,000	2,398
CITIC Securities Co. Ltd. (H Shares)	5,500	12,198
CRRC Corp. Ltd. (H Shares)	11,000	9,985
Dazhong Transport Group Co. Ltd. (B Shares)	6,300	4,404
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	10,405
GF Securities Co. Ltd. (H Shares)	3,800	8,457
Great Wall Motor Co. Ltd. (H Shares)	9,000	8,785
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000	7,257
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,600	2,261
Haitong Securities Co. Ltd. (H Shares)	7,200	12,774
Hangzhou Steam Turbine Co. Ltd. (a)	1,600	1,884
Huadian Power International Corp. Ltd. (H Shares)	28,000	12,022
Huaneng Power International, Inc. (H Shares)	8,000	4,917
Huaneng Renewables Corp. Ltd. (H Shares)	6,000	2,019
Huatai Securities Co. Ltd. (H Shares)	3,600	7,613
Industrial & Commercial Bank of China Ltd. (H Shares)	193,000	115,846
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	2,700	2,668
Jiangsu Expressway Co. Ltd. (H Shares)	2,000	2,723
Jiangxi Copper Co. Ltd. (H Shares)	3,000	3,543
Kama Co. Ltd. (a)	2,000	2,044
Lao Feng Xiang Co. Ltd. (B Shares)	600	2,046
New China Life Insurance Co. Ltd. (H Shares)	2,100	9,098
People's Insurance Co. of China Group (H Shares)	26,000	10,359
PetroChina Co. Ltd. (H Shares)	54,000	36,949
PICC Property & Casualty Co. Ltd. (H Shares)	12,000	19,434
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	13,500	71,281
Qingdao Port International Co. Ltd.	2,000	1,220
Shandong Airlines Co. Ltd.	1,300	2,995
Shandong Chenming Paper Holdings Ltd. (B Shares)	4,200	3,758
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	2,610
Shanghai Baosight Software Co. Ltd.	600	1,041
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	2,300	1,780
Shanghai Electric Group Co. Ltd. (H Shares) (a)	6,000	2,777
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	1,000	3,075
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	2,100	1,812
Shanghai Jin Jiang International Travel Co. Ltd.	1,000	3,701
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,080	1,679
Shanghai Pharma Holding Co. Ltd. (H Shares)	2,800	7,221
Shenzhen Expressway Co. (H Shares)	2,000	2,009
Sinopec Engineering Group Co. Ltd. (H Shares)	3,500	3,096
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	12,000	6,127
Sinopharm Group Co. Ltd. (H Shares)	3,200	15,576
Sinotrans Ltd. (H Shares)	3,000	1,416
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,000	1,826
TravelSky Technology Ltd. (H Shares)	2,000	4,276
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	7,994
Weichai Power Co. Ltd. (H Shares)	2,000	3,022
Yanzhou Coal Mining Co. Ltd. (H Shares)	6,000	4,448
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,500	1,516
Zhejiang Expressway Co. Ltd. (H Shares)	6,000	6,290
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,000	9,696
Zijin Mining Group Co. Ltd. (H Shares)	18,000	5,663
ZTE Corp. (H Shares)	9,000	12,394

TOTAL CHINA		1,168,782

Colombia - 0.1%
Almacenes Exito SA	564	2,814
Cementos Argos SA	1,064	4,211
Cemex Latam Holdings SA (a)	300	1,115
Corporacion Financiera Colombiana SA	247	3,062
Ecopetrol SA (a)	14,067	6,129
Grupo de Inversiones Suramerica SA	645	8,319
Interconexion Electrica SA ESP	1,000	3,322
Inversiones Argos SA	1,204	7,808

TOTAL COLOMBIA		36,780

Curacao - 0.0%
Sapiens International Corp. NV	128	1,756
Cyprus - 0.0%
ADO Properties SA	92	3,352
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	418	7,878
Komercni Banka A/S	208	7,619
Philip Morris CR A/S (a)	3	1,482
Telefonica Czech Rep A/S	109	1,000

TOTAL CZECH REPUBLIC		17,979

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	11	16,096
Series B	17	26,076
ALK-Abello A/S	14	1,893
Alm. Brand A/S	262	1,972
Ambu A/S Series B	85	4,403
Bang & Olufsen A/S Series B (a)	152	1,682
Bavarian Nordic A/S (a)	84	2,851
Carlsberg A/S Series B	259	23,355
Christian Hansen Holding A/S	238	14,254
Coloplast A/S Series B	343	23,894
Dampskibsselskabet NORDEN A/S (a)	72	1,025
Danske Bank A/S	1,690	52,178
Det Forenede Dampskibs-Selskab (DFDS) A/S	96	4,640
DSV de Sammensluttede Vognmaend A/S	496	24,039
FLSmidth & Co. A/S	166	6,032
Genmab A/S (a)	139	22,935
GN Store Nord A/S	408	8,273
ISS Holdings A/S	386	15,176
Jyske Bank A/S (Reg.)	204	9,258
Matas A/S	100	1,941
NKT Holding A/S	75	5,052
Novo Nordisk A/S Series B	5,033	179,303
Novozymes A/S Series B	619	22,994
Pandora A/S	289	37,619
Per Aarsleff Holding A/S	44	1,039
Rockwool International A/S Series B	24	4,017
Royal Unibrew A/S	137	6,409
Scandinavian Tobacco Group A/S	66	1,143
Schouw & Co.	18	1,144
SimCorp A/S	129	7,130
Spar Nord Bank A/S	267	2,680
Sydbank A/S	224	7,005
TDC A/S	1,986	10,959
Topdanmark A/S (a)	201	5,414
Tryg A/S	467	9,125
Vestas Wind Systems A/S	597	47,887
William Demant Holding A/S (a)	272	5,066

TOTAL DENMARK		615,959

Egypt - 0.1%
Commercial International Bank SAE	1,955	11,294
Commercial International Bank SAE sponsored GDR	800	3,536
EFG-Hermes Holding SAE (a)	2,676	4,719
Global Telecom Holding (a)	4,632	2,488
Global Telecom Holding GDR (a)	1,000	2,050
Talaat Moustafa Group Holding	8,836	5,672

TOTAL EGYPT		29,759

Faroe Islands - 0.0%
Bakkafrost	132	5,537
Finland - 0.7%
Amer Group PLC (A Shares)	299	8,140
Atria PLC	200	2,196
Cargotec Corp. (B Shares)	69	2,831
Caverion Corp.	161	1,159
Citycon Oyj	973	2,281
Cramo Oyj (B Shares)	65	1,709
Elisa Corp. (A Shares)	341	11,492
F-Secure Oyj	458	1,619
Fortum Corp.	1,101	18,359
Huhtamaki Oyj	259	10,457
KCI Konecranes Oyj	141	4,806
Kemira Oyj	304	3,624
Kesko Oyj	164	8,152
Kone Oyj (B Shares)	862	39,677
M-real OYJ (B Shares)	682	3,919
Metso Corp.	290	7,609
Neste Oyj	337	14,550
Nokia Corp.	15,242	68,049
Nokian Tyres PLC	327	10,974
Oriola-KD Oyj	231	1,083
Orion Oyj (B Shares)	264	11,242
Outokumpu Oyj (A Shares) (a)	772	5,381
Outotec Oyj (a)	505	2,200
PK Cables OY	176	3,085
Ramirent Oyj	163	1,202
Sampo Oyj (A Shares)	1,140	52,228
Sanoma Corp.	109	1,021
Sponda Oyj	969	4,587
Stora Enso Oyj (R Shares)	1,562	14,772
Technopolis PLC	314	1,086
TietoEnator Oyj	181	4,965
UPM-Kymmene Corp.	1,375	31,999
Uponor Oyj	163	2,773
Valmet Corp.	385	5,718
Wartsila Corp.	376	16,263
YIT-Yhtyma OY	194	1,616

TOTAL FINLAND		382,824

France - 5.6%
Accor SA	416	15,794
Aeroports de Paris	78	7,878
Air France KLM (Reg.) (a)	236	1,440
Air Liquide SA	1,012	102,832
Akka Technologies SA	29	1,014
Albioma	200	3,304
Alstom SA (a)	522	14,022
Altamir	230	2,939
ALTEN	79	5,646
Altran Technologies SA	374	5,337
Arkema SA	171	16,215
Atos Origin SA	238	24,721
AXA SA	5,075	114,504
Beneteau SA	190	2,196
BIC SA	86	11,924
BNP Paribas SA	2,769	160,616
Boiron SA	16	1,353
Bollore Group	2,065	6,801
Bollore Group (a)	9	33
Bourbon Corp. (FR)	123	1,607
Bouygues SA	662	21,587
Bureau Veritas SA	614	11,600
Capgemini SA	444	36,789
Carrefour SA	1,458	38,244
Casino Guichard Perrachon SA	150	7,464
CEGID SA	15	1,050
Cellectis SA (a)	41	727
Christian Dior SA	136	26,238
CNP Assurances	402	6,966
Coface SA	163	1,056
Compagnie de St. Gobain	1,272	56,475
Compagnie Generale de Geophysique SA (a)	38	1,005
Compagnie Plastic Omnium	189	6,158
Credit Agricole SA	2,791	30,123
Danone SA	1,510	104,731
Dassault Systemes SA	362	28,667
DBV Technologies SA (a)	26	1,793
Edenred SA	512	11,862
EDF SA	736	8,249
Eiffage SA	163	12,067
Elior SA	347	7,792
Elis SA	388	6,449
Engie	3,783	54,547
Essilor International SA	533	59,914
Etablissements Maurel & Prom (a)	222	977
Euler Hermes SA	61	5,293
Eurazeo SA	203	11,684
Europcar Groupe SA (a)	149	1,385
Eutelsat Communications	451	9,456
Faiveley Transport	25	2,727
Faurecia SA	185	6,805
Fonciere des Regions	88	7,692
Gaztransport et Technigaz SA	35	1,183
Gecina SA	122	17,785
Genfit (a)	40	749
Groupe Eurotunnel SA	1,356	12,699
Groupe FNAC SA (a)	50	3,409
Guerbet	15	891
Havas SA	622	5,060
Hermes International SCA	68	27,552
ICADE	102	7,332
ID Logistics Group (a)	10	1,411
Iliad SA	64	13,426
Imerys SA	105	7,303
Ingenico SA	159	12,585
Interparfums SA	95	2,725
Ipsen SA	133	9,192
Ipsos SA	114	3,723
JCDecaux SA	196	5,993
Kering SA	192	42,586
Klepierre SA	541	22,131
Korian	126	3,860
L'Oreal SA	626	112,047
Lagardere S.C.A. (Reg.)	351	8,939
Legrand SA	715	40,414
LVMH Moet Hennessy - Louis Vuitton SA	707	128,717
M6 Metropole Television SA	274	4,775
Marie Brizard Wine & Spirits SA (a)	69	1,173
Mercialys SA	110	2,279
Michelin CGDE Series B	460	49,805
Natixis SA	2,684	13,568
Naturex SA (a)	13	1,180
Neopost SA	80	2,422
Nexans SA (a)	87	4,945
Nexity	102	5,122
Orange SA	5,094	80,147
Orpea	122	10,157
Pernod Ricard SA	548	65,180
Peugeot Citroen SA (a)	1,232	18,454
Publicis Groupe SA	518	35,540
Rallye SA	134	2,426
Remy Cointreau SA	92	7,463
Renault SA	512	44,464
Rexel SA	831	11,526
Rubis	100	9,120
Safran SA	821	56,445
Sanofi SA	3,027	235,558
Sartorius Stedim Biotech	70	4,720
Schneider Electric SA	1,453	97,714
SCOR SE	407	13,180
SEB SA	56	8,241
SFR Group SA	268	7,220
Societe Generale Series A	1,978	77,157
Sodexo SA	244	28,339
Sopra Steria Group	36	3,662
SPIE SA	319	6,034
SR Teleperformance SA	167	17,649
Suez Environnement SA	987	15,629
Tarkett SA	36	1,282
Technicolor SA	945	5,525
Technip SA	265	17,576
Television Francaise 1 SA	464	4,278
Thales SA	264	24,857
The Lisi Group	85	2,516
The Vicat Group	32	2,012
Total SA	5,783	277,034
Trigano SA	49	3,467
Ubisoft Entertainment SA (a)	233	7,929
Unibail-Rodamco	252	59,816
Valeo SA	609	35,098
Vallourec SA (a)	1,133	5,567
Veolia Environnement SA	1,137	24,840
Vilmorin & Cie	17	1,022
VINCI SA	1,273	92,203
Virbac SA (a)	7	1,114
Vivendi SA	2,975	60,216
Wendel SA	132	15,186
Worldline SA (Reg. S) (a)(b)	99	2,721
Zodiac Aerospace	595	14,481

TOTAL FRANCE		3,179,494

Germany - 5.2%
Aareal Bank AG	216	7,793
adidas AG	479	78,697
ADLER Real Estate AG (a)	111	1,626
Aixtron AG (a)	417	2,065
Allianz SE	1,168	182,330
alstria office REIT-AG	434	5,600
Amadeus Fire AG	22	1,768
AURELIUS AG	69	4,111
Aurubis AG	98	5,098
Axel Springer Verlag AG	208	10,415
BASF AG	2,333	205,652
Bayer AG	2,166	215,061
Bayerische Motoren Werke AG (BMW)	823	71,707
BayWa AG	32	1,074
Bechtle AG	62	6,517
Beiersdorf AG	252	22,186
Bertrandt AG	14	1,492
Bijou Brigitte Modische Accessoires AG	21	1,245
Bilfinger Berger AG (a)	133	4,686
Brenntag AG	439	23,467
CANCOM AG	29	1,317
Capital Stage AG	315	2,248
Carl Zeiss Meditec AG	92	3,308
CENTROTEC Sustainable AG	123	2,019
Commerzbank AG	2,765	18,779
CompuGroup Medical AG	33	1,461
Continental AG	278	53,268
Covestro AG	194	11,466
CTS Eventim AG	203	7,294
Daimler AG (Germany)	2,437	173,648
Deutsche Bank AG (a)	3,676	53,085
Deutsche Borse AG (a)	502	39,060
Deutsche EuroShop AG	220	9,503
Deutsche Lufthansa AG	576	7,363
Deutsche Pfandbriefbank AG	294	3,020
Deutsche Post AG	2,460	76,234
Deutsche Telekom AG	8,068	131,631
Deutsche Wohnen AG (Bearer)	895	29,199
Deutz AG	219	1,082
DIC Asset AG	191	1,832
Draegerwerk AG & Co. KGaA	22	1,403
Drillisch AG	101	4,612
Duerr AG	95	7,081
E.ON AG	5,218	38,218
ElringKlinger AG	62	960
Evonik Industries AG	380	11,872
Evotec OAI AG (a)	197	1,082
Fraport AG Frankfurt Airport Services Worldwide	140	8,310
Freenet AG	349	10,001
Fresenius Medical Care AG & Co. KGaA	575	46,836
Fresenius SE & Co. KGaA	1,043	76,987
GEA Group AG	495	19,141
Gerresheimer AG	119	8,976
GESCO AG	34	2,718
Gildemeister AG	106	4,852
Grammer AG	44	2,513
Grenkeleasing AG	24	4,178
Hamborner (REIT) AG	133	1,315
Hamburger Hafen und Logistik AG	69	1,099
Hannover Reuck SE	156	17,390
HeidelbergCement Finance AG	374	35,374
Heidelberger Druckmaschinen AG (a)	503	1,336
Henkel AG & Co. KGaA	190	20,920
Hochtief AG	50	6,825
Hugo Boss AG	155	9,734
INDUS Holding AG	33	1,946
Infineon Technologies AG	2,985	53,686
Innogy SE	400	15,884
Jenoptik AG	90	1,543
K&S AG	580	11,734
KION Group AG	166	10,026
Kloeckner & Co. AG (a)	130	1,623
Koenig & Bauer AG (a)	22	1,033
Krones AG	48	4,892
KUKA AG	39	3,118
KWS Saat AG	3	981
Lanxess AG	240	15,368
LEG Immobilien AG	163	13,749
LEONI AG	118	4,480
Linde AG	478	78,866
MAN SE	97	9,920
Merck KGaA	326	33,518
Metro AG	443	13,271
Morphosys AG (a)	77	3,409
MTU Aero Engines Holdings AG	139	14,508
Muenchener Rueckversicherungs AG	402	78,052
Nemetschek Se	39	2,432
Nordex Se (a)	152	3,997
NORMA Group AG	138	6,350
Open Business Club AG	6	1,221
OSRAM Licht AG	217	12,304
Patrizia Immobilien AG	93	1,922
Pfeiffer Vacuum Technology AG	15	1,361
ProSiebenSat.1 Media AG	640	27,583
Rational AG	11	5,706
Rheinmetall AG	122	8,452
Rhoen-Klinikum AG	272	7,571
RIB Software AG	115	1,557
RWE AG (a)	1,210	19,207
Salzgitter AG	133	4,365
SAP AG	2,527	222,627
Schaeffler AG	459	6,943
SGL Carbon AG (a)	77	960
Siemens AG	1,962	222,917
Sixt AG	91	5,514
SLM Solutions Group AG (a)	43	1,421
SMA Solar Technology AG	29	744
Software AG (Bearer)	190	6,904
Stada Arzneimittel AG	188	9,412
STRATEC Biomedical Systems AG	16	913
Stroer Out-of-Home Media AG	87	3,966
Suedzucker AG (Bearer)	197	5,047
SURTECO SE	60	1,515
Symrise AG	339	23,262
TAG Immobilien AG	515	6,875
Takkt AG	115	2,724
Telefonica Deutschland Holding AG	1,756	6,807
Thyssenkrupp AG	1,000	23,152
TLG Immobilien AG	230	4,817
TUI AG	1,387	17,605
Uniper SE (a)	583	7,760
United Internet AG	387	15,884
Volkswagen AG	53	7,923
Vonovia SE	1,224	43,111
Vossloh AG (a)	38	2,306
Wacker Chemie AG	52	4,632
Wacker Construction Equipment AG	72	996
Wincor Nixdorf AG (a)	34	2,476
Wirecard AG	302	14,327
Wustenrot & Wurttembergische AG	99	1,967
Zalando SE (a)	207	9,087
Zooplus AG (a)	18	2,560

TOTAL GERMANY		2,985,929

Gibraltar - 0.0%
888 Holdings PLC	351	934
Greece - 0.1%
Alpha Bank AE (a)	3,635	6,225
EFG Eurobank Ergasias SA (a)	5,539	3,259
Ff Group (a)	72	1,725
Greek Organization of Football Prognostics SA	713	6,082
Hellenic Telecommunications Organization SA	740	6,783
Jumbo SA	319	4,535
Motor Oil (HELLAS) Corinth Refineries SA	141	1,689
Mytilineos Holdings SA	301	1,722
National Bank of Greece SA (a)	17,838	3,648
Piraeus Bank SA (a)	21,091	3,496
Public Power Corp. of Greece (a)	446	1,459
Titan Cement Co. SA (Reg.)	151	3,509

TOTAL GREECE		44,132

Hong Kong - 2.4%
AIA Group Ltd.	31,600	199,447
Bank of East Asia Ltd.	3,214	12,950
Beijing Enterprises Holdings Ltd.	1,000	5,003
BOC Hong Kong (Holdings) Ltd.	10,500	37,502
BYD Electronic International Co. Ltd.	1,000	789
Cathay Pacific Airways Ltd.	5,000	6,589
Champion (REIT)	4,000	2,275
China Agri-Industries Holdings Ltd. (a)	5,000	1,960
China Everbright International Ltd.	8,000	9,593
China Everbright Ltd.	2,000	3,920
China Jinmao Holdings Group Ltd.	6,000	1,656
China Merchants China Direct Investments Ltd.	2,000	2,935
China Merchants Holdings International Co. Ltd.	4,055	10,509
China Mobile Ltd.	16,000	183,302
China Overseas Land and Investment Ltd.	10,000	30,881
China Power International Development Ltd.	5,000	1,825
China Resources Beer Holdings Co. Ltd.	4,666	9,927
China Resources Power Holdings Co. Ltd.	4,000	6,798
China South City Holdings Ltd.	8,000	1,774
China Taiping Insurance Group Ltd. (a)	4,600	8,885
China Travel International Investment HK Ltd.	6,000	1,733
China Unicom Ltd.	18,000	21,132
CITIC Pacific Ltd.	15,000	21,546
CLP Holdings Ltd.	4,000	40,693
CNOOC Ltd.	48,000	60,397
CSPC Pharmaceutical Group Ltd.	12,000	12,440
Dah Sing Banking Group Ltd.	800	1,448
Dah Sing Financial Holdings Ltd.	400	2,718
Far East Horizon Ltd.	4,000	3,652
Fosun International Ltd.	8,000	11,615
Fushan International Energy Group Ltd.	12,000	2,599
Galaxy Entertainment Group Ltd.	6,000	24,640
Guangdong Investment Ltd.	8,000	12,089
Guotai Junan International Holdings Ltd.	3,000	1,149
GZI (REIT)	10,000	5,738
Hang Lung Properties Ltd.	6,000	13,245
Hang Seng Bank Ltd.	1,900	34,323
Henderson Land Development Co. Ltd.	3,000	17,774
HK Electric Investments & HK Electric Investments Ltd. unit	7,000	6,932
HKT Trust/HKT Ltd. unit	7,000	9,622
Hong Kong & China Gas Co. Ltd.	20,300	39,786
Hong Kong Exchanges and Clearing Ltd.	3,115	82,498
Hopewell Holdings Ltd.	3,000	10,522
Hysan Development Co. Ltd.	2,000	9,232
Lenovo Group Ltd.	20,000	12,842
Link (REIT)	6,500	46,347
Melco International Development Ltd.	3,000	3,922
Mmg Ltd. (a)	12,000	3,156
MTR Corp. Ltd.	4,000	22,152
New World Development Co. Ltd.	14,000	17,456
PCCW Ltd.	13,000	7,744
Poly Property Group Co. Ltd. (a)	9,000	2,855
Power Assets Holdings Ltd.	3,500	32,922
Prosperity (REIT)	13,000	5,615
Shanghai Industrial Holdings Ltd.	1,000	3,062
Shenzhen Investment Ltd.	10,000	4,371
Shun Tak Holdings Ltd.	22,000	7,432
Sino Land Ltd.	12,000	20,424
Sino-Ocean Group Holding Ltd.	4,500	1,874
Sinotrans Shipping Ltd. (a)	24,000	3,899
SJM Holdings Ltd.	6,000	4,154
Sun Art Retail Group Ltd.	8,000	5,642
Sun Hung Kai Properties Ltd.	4,000	59,725
Sunlight (REIT)	13,000	8,046
Swire Pacific Ltd. (A Shares)	1,500	15,599
Swire Properties Ltd.	3,000	8,626
Techtronic Industries Co. Ltd.	3,500	13,178
Television Broadcasts Ltd.	600	2,174
Wharf Holdings Ltd.	4,000	30,069
Wheelock and Co. Ltd.	2,000	12,352
Winteam Pharmaceutical Group Ltd.	6,000	3,071
Yuexiu Property Co. Ltd.	34,000	4,998

TOTAL HONG KONG		1,349,750

Hungary - 0.1%
Magyar Telekom PLC	3,994	6,603
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	121	7,785
OTP Bank PLC	690	19,381
Richter Gedeon PLC	548	11,778

TOTAL HUNGARY		45,547

India - 1.4%
ACC Ltd.	151	3,433
Adani Ports & Special Economic Zone	1,483	6,825
Aditya Birla Fashion and Retail Ltd. (a)	403	968
Aditya Birla Nuvo Ltd. (a)	52	1,074
AIA Engineering Ltd.	56	1,085
Ajanta Pharma Ltd.	34	1,041
Alembic Pharmaceuticals Ltd. (a)	109	1,104
Ambuja Cements Ltd.	813	2,942
Apollo Hospitals Enterprise Ltd.	219	4,399
Apollo Tyres Ltd. (a)	1,405	4,253
Arvind Mills Ltd.	780	4,842
Ashok Leyland Ltd. (a)	2,297	3,108
Asian Paints Ltd.	449	7,202
Aurobindo Pharma Ltd.	482	5,866
Axis Bank Ltd.	3,320	24,234
Bajaj Auto Ltd.	140	5,978
Bajaj Finance Ltd.	308	4,952
Balkrishna Industries Ltd.	173	2,754
Bayer CropScience Ltd. (a)	21	1,342
Berger Paints India Ltd.	998	3,851
Bharat Forge Ltd.	205	2,719
Bharat Heavy Electricals Ltd. (a)	1,099	2,289
Bharat Petroleum Corp. Ltd.	404	4,052
Bharti Airtel Ltd.	1,697	8,112
Bharti Infratel Ltd.	1,092	5,658
Biocon Ltd.	76	1,055
Blue Dart Express Ltd. (a)	43	3,277
Bosch Ltd. (a)	23	7,548
Cadila Healthcare Ltd.	647	4,102
Cairn India Ltd.	930	3,151
Canara Bank Ltd. (a)	248	1,166
CESC Ltd. GDR	328	3,090
Cipla Ltd. (a)	732	6,311
Coal India Ltd.	1,146	5,580
Container Corp. of India Ltd.	91	1,877
CRISIL Ltd.	32	1,053
Crompton Greaves Consumer Electricals Ltd.	850	2,341
Crompton Greaves Ltd. (a)	2,315	2,662
Cyient Ltd.	322	2,363
Dabur India Ltd.	740	3,234
Dalmia Bharat Ltd.	44	1,357
Dewan Housing Finance Corp. Ltd. (a)	238	1,171
Dish TV India Ltd. (a)	687	988
Divi's Laboratories Ltd.	241	4,624
Dr. Reddy's Laboratories Ltd. (a)	200	10,060
eClerx Services Ltd.	42	956
Edelweiss Financial Services Ltd. (a)	618	1,130
Eicher Motors Ltd.	22	7,922
Eveready Industries India Ltd. (a)	848	3,228
Exide Industries Ltd. (a)	427	1,253
Federal Bank Ltd. (a)	2,463	3,026
Finolex Cables Ltd.	407	2,688
GAIL India Ltd.	610	3,963
Ge Power India Ltd. (a)	330	2,540
Gillette India Ltd.	57	3,645
GlaxoSmithKline Consumer Healthcare Ltd.	27	2,461
Glenmark Pharmaceuticals Ltd. (a)	398	5,567
GMR Infrastructure Ltd. (a)	5,938	1,220
Godrej Consumer Products Ltd.	160	3,860
Godrej Industries Ltd. (a)	184	1,205
Great Eastern Shipping Co. Ltd.	242	1,354
Gruh Finance Ltd. (a)	212	1,060
Havells India Ltd.	537	3,277
HCL Technologies Ltd.	1,269	14,518
Hero Motocorp Ltd. (a)	74	3,718
Hindalco Industries Ltd. (a)	1,665	3,735
Hindustan Unilever Ltd.	1,422	17,832
Housing Development Finance Corp. Ltd.	2,740	57,166
ICICI Bank Ltd. (a)	1,799	7,487
Idea Cellular Ltd. (a)	2,440	2,787
Iifl Holdings Ltd. (a)	244	1,222
Indiabulls Housing Finance Ltd.	819	10,423
Indian Hotels Co. Ltd. (a)	685	1,186
Info Edge India Ltd.	238	3,218
Infosys Ltd.	3,276	48,949
Ipca Laboratories Ltd. (a)	338	3,089
IRB Infrastructure Developers Ltd.	395	1,390
ITC Ltd.	5,838	21,276
Jindal Steel & Power Ltd. (a)	1,808	2,040
JSW Steel Ltd. (a)	102	2,537
Jubilant Foodworks Ltd.	60	900
Jubilant Life Sciences Ltd. (a)	132	1,364
Kajaria Ceramics Ltd. (a)	126	1,173
Kansai Nerolac Paints Ltd. (a)	187	1,063
L&T Finance Holdings Ltd. (a)	707	1,134
Larsen & Toubro Ltd.	696	15,450
LIC Housing Finance Ltd.	619	5,408
Lupin Ltd.	408	9,103
Mahindra & Mahindra Financial Services Ltd. (a)	597	3,239
Mahindra & Mahindra Ltd.	966	18,997
Manappuram General Finance & Leasing Ltd.	1,665	2,550
Marico Ltd.	1,092	4,616
Maruti Suzuki India Ltd. (a)	227	19,997
MindTree Consulting Ltd.	213	1,392
Motherson Sumi Systems Ltd.	492	2,443
Mphasis BFL Ltd.	137	1,053
MRF Ltd.	3	2,157
Muthoot Finance Ltd. (a)	199	1,071
Natco Pharma Ltd. (a)	103	900
Nestle India Ltd.	32	3,351
NTPC Ltd.	2,095	4,782
Oil & Natural Gas Corp. Ltd.	1,530	6,581
Page Industries Ltd.	22	5,426
Persistent Systems Ltd.	117	1,131
Pfizer Ltd. (a)	47	1,287
PI Industries Ltd.	100	1,295
Piramal Enterprises Ltd.	131	3,485
Power Finance Corp. Ltd.	1,843	3,429
Rajesh Exports Ltd. (a)	160	1,147
Redington India Ltd.	688	1,083
Reliance Capital Ltd. (a)	586	4,566
Reliance Communication Ltd. (a)	5,693	3,994
Reliance Industries Ltd.	2,565	40,566
Reliance Infrastructure Ltd. (a)	273	2,223
Repco Home Finance Ltd. (a)	83	939
Rural Electrification Corp. Ltd.	1,550	3,135
Sadbhav Engineering Ltd. (a)	240	1,003
Sanofi India Ltd.	25	1,635
Shree Cement Ltd.	11	2,757
Shriram Transport Finance Co. Ltd.	238	3,853
Siemens India Ltd. (a)	256	4,543
Sintex Industries Ltd. (a)	1,300	1,748
SKF India Ltd. (a)	115	2,428
SKS Microfinance Ltd. (a)	197	2,606
State Bank of India	2,445	9,457
Strides Shasun Ltd. (a)	145	2,274
Sun Pharmaceutical Industries Ltd.	2,215	24,685
Sun TV Ltd.	146	1,197
Sundaram Finance Ltd.	109	2,241
Supreme Industries Ltd.	68	920
Suzlon Energy Ltd. (a)	4,835	1,098
Tata Communications Ltd.	372	3,543
Tata Consultancy Services Ltd.	905	32,543
Tata Global Beverages Ltd. (a)	2,784	5,841
Tata Motors Ltd. (a)	3,550	28,579
Tata Power Co. Ltd.	3,178	3,730
Tata Steel Ltd. (a)	615	3,738
Tech Mahindra Ltd.	400	2,612
The Karur Vysya Bank Ltd.	584	4,193
The Ramco Cements Ltd. (a)	120	1,106
Thermax Ltd. (a)	107	1,365
Titan Co. Ltd.	599	3,354
Tube Investments of India Ltd. (a)	309	2,890
Tvs Motor Co. Ltd.	219	1,330
Ultratech Cemco Ltd. (a)	37	2,209
United Spirits Ltd. (a)	141	4,757
UPL Ltd. (a)	698	7,302
Vedanta Ltd. (a)	1,525	4,632
Videocon Industries Ltd. (a)	1,566	2,445
Voltas Ltd. (a)	173	1,003
WABCO India Ltd. (a)	11	934
Whirlpool of India Ltd. (a)	200	3,373
Wipro Ltd.	1,037	7,208
Yes Bank Ltd. (a)	710	13,542
Zee Entertainment Enterprises Ltd.	832	6,490

TOTAL INDIA		827,615

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	13,700	898
PT Adaro Energy Tbk	40,700	4,944
PT AKR Corporindo Tbk	7,200	3,918
PT Aneka Tambang Tbk (a)	17,100	1,173
PT Astra International Tbk	54,300	34,229
PT Bank Central Asia Tbk	31,200	37,123
PT Bank CIMB Niaga Tbk (a)	328	24
PT Bank Danamon Indonesia Tbk Series A	11,000	3,254
PT Bank Mandiri (Persero) Tbk	25,200	22,197
PT Bank Negara Indonesia (Persero) Tbk	18,800	8,033
PT Bank Rakyat Indonesia Tbk	30,600	28,611
PT Bank Tabungan Negara Tbk	8,500	1,244
PT Bumi Serpong Damai Tbk	38,900	6,469
PT Charoen Pokphand Indonesia Tbk	18,600	5,274
PT Ciputra Development Tbk	32,900	3,984
PT Global Mediacom Tbk	14,600	951
PT Gudang Garam Tbk	1,300	6,765
PT Hanjaya Mandala Sampoerna Tbk	21,100	6,388
PT Hanson International Tbk (a)	188,500	2,023
PT Indo Tambangraya Megah Tbk	1,500	1,647
PT Indocement Tunggal Prakarsa Tbk	4,200	5,295
PT Indofood CBP Sukses Makmur Tbk	6,500	4,683
PT Indofood Sukses Makmur Tbk	10,700	6,970
PT Japfa Comfeed Indonesia Tbk	8,100	1,170
PT Jasa Marga Tbk	4,400	1,528
PT Kalbe Farma Tbk	59,800	7,975
PT Link Net Tbk	2,800	1,073
PT Lippo Karawaci Tbk	61,100	4,238
PT Matahari Department Store Tbk	7,600	10,499
PT Media Nusantara Citra Tbk	7,600	1,223
PT Pakuwon Jati Tbk	73,200	4,039
PT Pembangunan Perumahan Persero Tbk	11,000	3,473
PT Perusahaan Gas Negara Tbk Series B	27,400	5,376
PT Semen Gresik (Persero) Tbk	8,600	6,492
PT Sitara Propertindo Tbk (a)	49,100	2,446
PT Sugih Energy Tbk (a)	40,500	354
PT Summarecon Agung Tbk	31,500	3,983
PT Surya Citra Media Tbk	21,500	4,367
PT Tambang Batubara Bukit Asam Tbk	1,400	1,277
PT Telkomunikasi Indonesia Tbk Series B	130,900	42,336
PT Tower Bersama Infrastructure Tbk	8,300	3,801
PT Unilever Indonesia Tbk	3,900	13,293
PT United Tractors Tbk	4,500	7,458
PT Waskita Karya Persero Tbk	9,700	1,948
PT Wijaya Karya Persero Tbk	4,200	827
PT XL Axiata Tbk (a)	13,300	2,242

TOTAL INDONESIA		327,515

Ireland - 0.4%
Bank of Ireland (a)	77,080	16,500
C&C Group PLC	1,777	6,827
CRH PLC	2,221	72,103
DCC PLC (United Kingdom)	257	20,966
Glanbia PLC	446	7,266
Grafton Group PLC unit	659	4,011
Green REIT PLC	3,549	5,298
Greencore Group PLC	1,319	5,328
Hibernia (REIT) PLC	1,584	2,231
Irish Continental Group PLC unit	322	1,502
Irish Residential Properties REIT PLC	974	1,256
James Hardie Industries PLC CDI	1,106	16,515
Kerry Group PLC Class A	438	31,801
Kingspan Group PLC (Ireland)	384	9,400
Origin Enterprises PLC	227	1,408
Paddy Power PLC (Ireland)	197	20,393
Permanent Tsb Group Hld PLC (a)	637	1,734
Ryanair Holdings PLC sponsored ADR	73	5,482
Smurfit Kappa Group PLC	617	13,519
United Drug PLC (United Kingdom)	993	7,943

TOTAL IRELAND		251,483

Isle of Man - 0.1%
Gaming VC Holdings SA	679	5,789
Genting Singapore PLC	16,300	8,728
New Europe Property Investments PLC	703	8,668
Nostrum Oil & Gas LP (a)	410	1,761
Paysafe Group PLC (a)	1,250	6,625
Playtech Ltd.	679	7,713
Redefine International PLC	5,153	2,602

TOTAL ISLE OF MAN		41,886

Israel - 0.5%
Airport City Ltd. (a)	126	1,371
Alony Hetz Properties & Investments Ltd.	432	3,716
Azrieli Group	93	3,961
Bank Hapoalim BM (Reg.)	2,514	14,509
Bank Leumi le-Israel BM (a)	4,482	16,917
Bezeq The Israel Telecommunication Corp. Ltd.	6,696	12,166
Caesarstone Sdot-Yam Ltd. (a)	75	2,651
Cellcom Israel Ltd. (Israel) (a)	309	2,333
Check Point Software Technologies Ltd. (a)	353	29,850
CyberArk Software Ltd. (a)	28	1,309
Delek Group Ltd.	14	2,747
Elbit Systems Ltd. (Israel)	75	7,429
First International Bank of Israel	120	1,545
Frutarom Industries Ltd.	101	5,344
Gazit-Globe Ltd.	390	3,517
Harel Insurance Investments and Financial Services Ltd.	286	1,106
Israel Chemicals Ltd.	1,372	4,885
Israel Corp. Ltd. (Class A) (a)	8	1,193
Israel Discount Bank Ltd. (Class A) (a)	3,346	6,148
Ituran Location & Control Ltd.	60	1,596
Jerusalem Oil Exploration Ltd. (a)	29	1,277
Melisron Ltd.	33	1,400
Migdal Insurance & Financial Holdings Ltd.	2,273	1,502
Mizrahi Tefahot Bank Ltd.	596	7,768
NICE Systems Ltd.	148	9,826
Oil Refineries Ltd. (a)	2,892	1,021
Orbotech Ltd. (a)	171	4,685
Partner Communications Co. Ltd. (a)	203	947
Paz Oil Co. Ltd.	22	3,437
Plus500 Ltd.	108	818
Radware Ltd. (a)	101	1,365
Reit 1 Ltd.	493	1,486
Shikun & Binui Ltd.	1,469	2,550
Strauss Group Ltd.	86	1,354
Taro Pharmaceutical Industries Ltd. (a)	60	6,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,374	101,465
Tower Semiconductor Ltd. (a)	231	3,576
Wix.com Ltd. (a)	61	2,440

TOTAL ISRAEL		277,301

Italy - 1.2%
A2A SpA	4,655	6,342
ACEA SpA	193	2,500
Amplifon SpA	107	1,131
Anima Holding SpA	764	3,722
Ansaldo STS SpA	342	3,931
Assicurazioni Generali SpA	3,051	39,421
Astm SpA	118	1,274
Atlantia SpA	1,044	25,568
Autogrill SpA	415	3,460
Azimut Holding SpA	362	5,810
Banca Generali SpA	212	4,708
Banca IFIS SpA	46	1,331
Banca Mediolanum S.p.A.	796	5,505
Banca Monte dei Paschi di Siena SpA (a)	8,605	2,296
Banca Popolare dell'Emilia Romagna	1,433	6,723
Banca Popolare di Milano	13,281	6,088
Banca Popolare di Sondrio SCARL	1,886	6,294
Banco Popolare Societa Cooperativa	2,241	6,455
Beni Stabili SpA SIIQ	2,223	1,297
Brembo SpA	63	3,894
Brunello Cucinelli SpA	187	3,703
Buzzi Unicem SpA	288	5,602
Cerved Information Solutions SpA	633	5,097
Compagnie Industriali Riunite SpA (CIR)	1,763	1,966
Credito Emiliano SpA	217	1,222
Credito Valtellinese SC	2,631	1,156
Danieli & C. Officine Meccaniche SpA	93	1,736
Datalogic SpA	103	2,160
Davide Campari-Milano SpA	823	8,289
De Longhi SpA	169	3,955
DiaSorin S.p.A.	67	4,119
Digital Multimedia Technologies SpA (a)	36	1,699
Enel SpA	19,054	81,920
Eni SpA	6,559	95,186
ERG SpA	240	2,666
EXOR SpA	322	13,683
EXOR SpA rights (a)	247	0
FinecoBank SpA	724	4,228
Hera SpA	1,808	4,624
Industria Macchine Automatiche SpA (IMA)	31	1,918
Infrastrutture Wireless Italiane SpA (b)	744	3,520
Interpump Group SpA	263	4,221
Intesa Sanpaolo SpA	31,492	73,020
Intesa Sanpaolo SpA (Risparmio Shares)	4,362	9,424
Iren SpA	1,091	1,959
Italmobiliare SpA	33	1,565
Leonardo-Finmeccanica SpA (a)	1,122	13,672
Luxottica Group SpA	441	21,954
MARR SpA	64	1,179
Mediaset SpA	2,239	6,400
Mediobanca SpA	1,489	10,911
Moncler SpA	316	5,262
OVS	256	1,402
Piaggio & C SpA	1,051	1,834
Poste Italiane SpA	1,309	8,715
Prysmian SpA	463	11,522
Rai Way SpA	247	963
Recordati SpA	324	9,169
Reply SpA	8	1,006
Safilo Group SpA (a)	143	1,497
Saipem SpA (a)	15,222	6,266
Salini Impregilo SpA	369	1,029
Salvatore Ferragamo Italia SpA	137	3,352
Saras Raffinerie Sarde SpA	663	1,151
Snam Rete Gas SpA	6,407	33,774
Societa Cattolica Di Assicurazioni SCRL	257	1,554
Societa Iniziative Autostradali e Servizi SpA (SIAS)	122	1,142
Telecom Italia SpA (a)	17,075	14,843
Terna SpA	4,055	19,862
Tod's SpA	23	1,346
UniCredit SpA	13,902	34,490
Unione di Banche Italiane SCpA	2,694	7,429
Unipol Gruppo Finanziario SpA	1,545	4,725
Unipolsai SpA	3,247	6,202
YOOX SpA (a)	142	4,084
Zignago Vetro SpA	165	999

TOTAL ITALY		714,122

Japan - 16.8%
77 Bank Ltd.	1,000	4,529
ABC-MART, Inc.	100	6,093
Accordia Golf Co. Ltd.	200	2,022
ACOM Co. Ltd. (a)	1,000	4,615
Activia Properties, Inc.	2	9,726
Adastria Co. Ltd.	100	2,624
Adeka Corp.	300	4,548
Advance Residence Investment Corp.	3	8,393
Advantest Corp.	400	5,733
Aeon (REIT) Investment Corp.	2	2,428
AEON Co. Ltd.	1,700	23,554
AEON Financial Service Co. Ltd.	400	7,060
AEON MALL Co. Ltd.	200	2,975
Ai Holdings Corp.	100	2,463
Aica Kogyo Co. Ltd.	100	2,861
Aichi Steel Corp.	100	4,825
Aiful Corp. (a)	300	915
Ain Holdings, Inc.	100	6,761
Air Water, Inc.	1,000	18,757
Aisin Seiki Co. Ltd.	500	22,003
Ajinomoto Co., Inc.	1,400	31,192
Akita Bank Ltd.	1,000	3,357
Alfresa Holdings Corp.	500	10,594
All Nippon Airways Ltd.	3,000	8,445
Alpine Electronics, Inc.	200	2,670
Alps Electric Co. Ltd.	500	12,015
Amada Holdings Co. Ltd.	800	9,139
Amano Corp.	100	1,864
Anritsu Corp.	200	1,062
Aoyama Trading Co. Ltd.	100	3,528
Aozora Bank Ltd.	3,000	9,927
ARCS Co. Ltd.	100	2,516
Ariake Japan Co. Ltd.	100	5,597
Asahi Glass Co. Ltd.	3,000	21,026
Asahi Group Holdings	1,000	35,768
Asahi Holdings, Inc.	100	1,800
ASAHI INTECC Co. Ltd.	100	4,339
Asahi Kasei Corp.	3,000	27,114
Asatsu-DK, Inc.	200	5,559
Ashikaga Holdings Co. Ltd.	2,070	7,382
Asics Corp.	400	8,552
ASKUL Corp.	100	4,124
Astellas Pharma, Inc.	5,400	80,146
Autobacs Seven Co. Ltd.	100	1,425
Azbil Corp.	200	5,950
Bandai Namco Holdings, Inc.	500	15,019
Bank of Kyoto Ltd.	1,000	7,352
Benefit One, Inc.	100	2,899
Benesse Holdings, Inc.	200	5,250
Bic Camera, Inc.	400	3,452
Bridgestone Corp.	1,700	63,464
Brother Industries Ltd.	600	11,042
Calbee, Inc.	200	7,266
Calsonic Kansei Corp.	1,000	12,539
Canon Marketing Japan, Inc.	100	1,731
Canon, Inc.	2,700	77,566
Capcom Co. Ltd.	100	2,589
Casio Computer Co. Ltd.	700	9,785
Central Glass Co. Ltd.	1,000	4,100
Central Japan Railway Co.	400	68,142
Chiba Bank Ltd.	2,000	12,396
Chiyoda Corp.	1,000	8,744
Chubu Electric Power Co., Inc.	1,700	25,037
Chugai Pharmaceutical Co. Ltd.	600	20,483
Chugoku Electric Power Co., Inc.	700	8,197
Citizen Watch Co. Ltd.	900	5,072
CKD Corp.	300	3,748
Coca-Cola Central Japan Co. Ltd.	100	2,208
Coca-Cola West Co. Ltd.	200	5,922
cocokara fine HOLDINGS, Inc.	100	3,876
COLOPL, Inc.	100	1,443
Colowide Co. Ltd.	200	3,892
Comforia Residential REIT, Inc.	1	2,249
COMSYS Holdings Corp.	200	3,530
Concordia Financial Group Ltd. (a)	3,300	15,331
Cookpad, Inc.	100	953
Cosmo Energy Holdings Co. Ltd.	100	1,314
Credit Saison Co. Ltd.	500	8,658
CyberAgent, Inc.	300	8,739
CYBERDYNE, Inc. (a)	200	3,008
Dai Nippon Printing Co. Ltd.	2,000	20,101
Dai-ichi Mutual Life Insurance Co.	2,800	41,144
Daicel Chemical Industries Ltd.	800	10,558
Daido Steel Co. Ltd.	1,000	4,253
Daifuku Co. Ltd.	300	5,441
Daihen Corp.	1,000	5,807
Daiichi Sankyo Kabushiki Kaisha	1,500	36,130
Daiichikosho Co. Ltd.	100	4,353
Daikin Industries Ltd.	600	57,671
DaikyoNishikawa Corp.	100	1,293
Dainippon Sumitomo Pharma Co. Ltd.	400	6,946
Daio Paper Corp.	100	1,203
Daiseki Co. Ltd.	200	4,116
Daito Trust Construction Co. Ltd.	200	33,518
Daiwa House Industry Co. Ltd.	1,400	38,528
Daiwa House REIT Investment Corp.	4	10,813
Daiwa Office Investment Corp.	1	5,645
Daiwa Securities Group, Inc.	4,000	23,942
DCM Japan Holdings Co. Ltd.	100	877
DeNA Co. Ltd.	300	9,669
Denki Kagaku Kogyo KK	1,000	4,548
DENSO Corp.	1,300	56,589
Dentsu, Inc.	600	29,980
Descente Ltd.	200	2,781
Dic Corp.	200	6,074
Digital Garage, Inc.	100	1,895
Dip Corp.	100	2,659
Disco Corp.	100	12,110
Dmg Mori Co. Ltd.	200	2,126
Don Quijote Holdings Co. Ltd.	300	11,428
Doutor Nichires Holdings Co., Ltd.	100	2,006
Dowa Holdings Co. Ltd.	1,000	7,447
Dr. Ci:Labo Co., Ltd.	100	2,870
East Japan Railway Co.	900	79,444
Ebara Corp.	200	5,950
Eisai Co. Ltd.	700	44,709
Electric Power Development Co. Ltd.	500	11,667
en-japan, Inc.	100	1,931
euglena Co. Ltd. (a)	300	4,085
Exedy Corp.	200	5,704
Ezaki Glico Co. Ltd.	100	5,693
FamilyMart Co. Ltd.	241	15,121
Fancl Corp.	200	3,027
Fanuc Corp.	500	91,544
Fast Retailing Co. Ltd.	200	67,627
FCC Co. Ltd.	100	2,197
Financial Products Group Co. Ltd.	100	877
Foster Electric Co. Ltd.	100	1,841
FP Corp.	100	5,397
Frontier Real Estate Investment Corp.	1	4,711
Fuji Electric Co. Ltd.	2,000	10,012
Fuji Heavy Industries Ltd.	1,600	62,462
Fuji Machine Manufacturing Co. Ltd.	300	3,828
Fuji Oil Holdings, Inc.	100	1,932
Fuji Seal International, Inc.	100	4,134
Fuji Soft ABC, Inc.	100	2,662
Fujifilm Holdings Corp.	1,100	41,694
Fujikura Ltd.	1,000	5,893
Fujitec Co. Ltd.	300	3,439
Fujitsu Ltd.	5,000	29,708
Fukuoka (REIT) Investment Fund	1	1,734
Fukuoka Financial Group, Inc.	2,000	8,677
Furukawa Co. Ltd.	1,000	1,602
Furukawa Electric Co. Ltd.	200	5,903
Futaba Corp.	100	1,636
Fuyo General Lease Co. Ltd.	100	5,082
Global One Real Estate Investment Corp.	1	3,776
Glory Ltd.	200	6,627
GLP J-REIT	6	7,524
GMO Internet, Inc.	100	1,340
GMO Payment Gateway, Inc.	100	4,606
GREE, Inc.	200	1,112
GS Yuasa Corp.	1,000	4,329
GungHo Online Entertainment, Inc.	800	2,029
Gunma Bank Ltd.	1,000	4,787
Gunze Ltd.	1,000	3,366
Gurunavi, Inc.	100	2,746
H.I.S. Co. Ltd.	100	2,735
H2O Retailing Corp.	100	1,488
Hakuhodo DY Holdings, Inc.	500	6,022
Hamamatsu Photonics K.K.	400	12,129
Hankyu Hanshin Holdings, Inc.	600	19,910
Hankyu REIT, Inc.	2	2,853
Hanwa Co. Ltd.	1,000	6,131
Harmonic Drive Systems, Inc.	100	2,824
Haseko Corp.	800	7,804
Hazama Ando Corp.	200	1,293
Heiwa Corp.	100	2,355
Heiwa Real Estate (REIT), Inc.	3	2,269
Heiwado Co. Ltd.	200	4,173
Hikari Tsushin, Inc.	100	9,192
Hino Motors Ltd.	600	6,551
Hirose Electric Co. Ltd.	100	13,235
Hiroshima Bank Ltd.	1,000	4,291
Hisamitsu Pharmaceutical Co., Inc.	200	10,699
Hitachi Capital Corp.	100	2,239
Hitachi Chemical Co. Ltd.	200	4,692
Hitachi Construction Machinery Co. Ltd.	200	4,190
Hitachi High-Technologies Corp.	200	8,363
Hitachi Kokusai Electric, Inc.	100	2,001
Hitachi Ltd.	13,000	69,320
Hitachi Maxell Ltd.	200	3,652
Hitachi Metals Ltd.	500	6,255
Hitachi Transport System Ltd.	100	2,065
Hitachi Zosen Corp.	200	1,009
Hogy Medical Co. Ltd.	100	6,599
Hokkaido Electric Power Co., Inc.	600	4,571
Hokuetsu Kishu Paper Co. Ltd.	200	1,253
Hokuhoku Financial Group, Inc.	400	5,779
Hokuriku Electric Power Co., Inc.	500	5,688
Honda Motor Co. Ltd.	4,200	125,671
Horiba Ltd.	100	4,787
Hoshino Resorts REIT, Inc.	2	11,729
Hoshizaki Corp.	200	18,080
Hosiden Corp.	200	1,486
House Foods Group, Inc.	100	2,236
Hoya Corp.	1,100	45,995
Hulic (REIT), Inc.	3	5,258
Hulic Co. Ltd.	700	6,682
Hyakujushi Bank Ltd.	1,000	3,414
Ibiden Co. Ltd.	400	5,817
Ichigo Real Estate Investment Corp.	4	2,697
Ichigo, Inc.	600	2,609
Idemitsu Kosan Co. Ltd.	200	4,617
IHI Corp.	4,000	10,565
Iida Group Holdings Co. Ltd.	400	7,739
Inaba Denki Sangyo Co. Ltd.	100	3,638
Industrial & Infrastructure Fund Investment Corp.	1	5,273
Infomart Corp.	100	1,189
INPEX Corp.	2,500	23,496
Internet Initiative Japan, Inc.	100	1,770
Invesco Office J-REIT, Inc.	2	1,617
Invincible Investment Corp.	6	2,918
Iriso Electronics Co. Ltd.	100	5,512
Isetan Mitsukoshi Holdings Ltd.	1,000	10,127
Isuzu Motors Ltd.	1,500	18,587
IT Holdings Corp.	200	4,537
ITO EN Ltd.	100	3,652
Itochu Corp.	3,900	49,405
ITOCHU Techno-Solutions Corp.	100	2,473
Itoham Yonekyu Holdings, Inc. (a)	400	3,822
Iwatani Corp.	1,000	5,988
Iyo Bank Ltd.	800	4,928
Izumi Co. Ltd.	100	4,634
J Trust Co. Ltd.	100	819
J. Front Retailing Co. Ltd.	700	9,659
JACCS Co. Ltd.	1,000	3,929
JAFCO Co. Ltd.	100	3,333
Japan Airlines Co. Ltd.	300	8,857
Japan Airport Terminal Co. Ltd.	100	3,848
Japan Display, Inc. (a)	700	1,382
Japan Excellent, Inc.	2	2,794
Japan Exchange Group, Inc.	1,400	20,866
Japan Hotel REIT Investment Corp.	9	6,085
Japan Lifeline Co. Ltd.	100	5,197
Japan Logistics Fund, Inc.	2	4,350
Japan Petroleum Exploration Co. Ltd.	100	2,200
Japan Post Bank Co. Ltd.	900	10,625
Japan Post Holdings Co. Ltd.	1,100	14,035
Japan Prime Realty Investment Corp.	2	8,630
Japan Real Estate Investment Corp.	4	23,152
Japan Rental Housing Investment, Inc.	3	2,320
Japan Retail Fund Investment Corp.	6	13,611
Japan Steel Works Ltd.	200	4,304
Japan Tobacco, Inc.	2,800	106,639
JFE Holdings, Inc.	1,500	21,548
JGC Corp.	500	8,863
JIN Co. Ltd.	100	5,206
JSR Corp.	500	7,619
JTEKT Corp.	500	7,414
Juroku Bank Ltd.	1,000	3,023
JX Holdings, Inc.	5,100	20,226
K's Denki Corp.	200	3,469
Kadokawa Dwango Corp.	100	1,479
Kagome Co. Ltd.	200	5,250
Kajima Corp.	2,000	13,522
Kakaku.com, Inc.	400	6,732
Kaken Pharmaceutical Co. Ltd.	100	6,313
Kameda Seika Co. Ltd.	100	5,245
Kamigumi Co. Ltd.	1,000	8,553
Kanamoto Co. Ltd.	100	2,408
Kandenko Co. Ltd.	1,000	9,869
Kaneka Corp.	1,000	8,296
Kanematsu Corp.	2,000	3,299
Kansai Electric Power Co., Inc. (a)	1,700	16,283
Kansai Paint Co. Ltd.	500	10,775
Kao Corp.	1,300	67,002
Kawasaki Heavy Industries Ltd.	4,000	11,710
Kawasaki Kisen Kaisha Ltd.	3,000	7,438
KDDI Corp.	4,700	142,848
Keihan Electric Railway Co., Ltd.	1,000	6,761
Keihin Corp.	200	3,259
Keihin Electric Express Railway Co. Ltd.	1,000	10,098
Keio Corp.	2,000	16,592
Keisei Electric Railway Co.	500	12,096
Kenedix Office Investment Corp.	1	5,626
Kenedix Residential Investment Corp.	1	2,838
Kenedix Retail REIT Corp.	1	2,413
Kenedix, Inc.	800	3,372
Kewpie Corp.	300	8,539
Keyence Corp.	100	73,481
Kikkoman Corp.	1,000	31,897
Kinden Corp.	400	4,829
Kintetsu Group Holdings Co. Ltd.	4,000	16,172
Kintetsu World Express, Inc.	100	1,364
Kirin Holdings Co. Ltd.	2,200	37,918
Kissei Pharmaceutical Co. Ltd.	100	2,620
Kitz Corp.	300	1,728
Kobayashi Pharmaceutical Co. Ltd.	100	5,235
Kobe Steel Ltd.	700	5,794
Koito Manufacturing Co. Ltd.	300	15,677
Kokuyo Co. Ltd.	200	2,655
Komatsu Ltd.	2,400	53,422
KOMERI Co. Ltd.	100	2,448
Komori Corp.	100	1,272
Konami Holdings Corp.	300	11,858
Konica Minolta, Inc.	1,200	10,768
Kose Corp.	100	9,145
Kubota Corp.	2,700	43,627
Kumagai Gumi Co. Ltd.	1,000	2,660
Kuraray Co. Ltd.	800	12,160
Kureha Chemical Industry Co. Ltd.	100	3,833
Kurita Water Industries Ltd.	300	7,115
Kuroda Electric Co. Ltd.	100	1,950
Kusuri No Aoki Co. Ltd.	100	5,111
Kyb Corp.	1,000	4,587
Kyocera Corp.	800	38,982
Kyorin Holdings, Inc.	100	2,241
Kyoritsu Maintenance Co. Ltd.	100	6,017
Kyowa Exeo Corp.	200	3,013
Kyowa Hakko Kirin Co., Ltd.	600	9,183
Kyudenko Corp.	100	3,228
Kyushu Electric Power Co., Inc.	1,200	10,905
Kyushu Financial Group, Inc.	900	5,999
LaSalle Logiport REIT	2	2,123
Lawson, Inc.	200	15,219
Leopalace21 Corp.	700	4,566
Lintec Corp.	100	2,184
Lion Corp.	1,000	16,392
LIXIL Group Corp.	700	16,107
M3, Inc.	500	15,257
Mabuchi Motor Co. Ltd.	200	11,653
Maeda Corp.	1,000	9,288
Makino Milling Machine Co. Ltd.	1,000	6,370
Makita Corp.	300	20,797
Mandom Corp.	100	4,672
Mani, Inc.	100	2,332
Marubeni Corp.	4,600	24,244
Maruha Nichiro Corp.	100	2,778
Marui Group Co. Ltd.	500	7,033
Maruichi Steel Tube Ltd.	100	3,228
Matsui Securities Co. Ltd.	400	3,208
Matsumotokiyoshi Holdings Co. Ltd.	100	5,159
Mazda Motor Corp.	1,400	23,217
McDonald's Holdings Co. (Japan) Ltd.	200	5,760
MCUBS MidCity Investment Corp.	1	3,252
Medipal Holdings Corp.	500	8,558
Megmilk Snow Brand Co. Ltd.	100	3,485
Meidensha Corp.	1,000	3,357
Meiji Holdings Co. Ltd.	300	29,980
Meitec Corp.	100	3,414
Micronics Japan Co. Ltd.	100	1,159
Minebea Mitsumi, Inc.	800	8,193
Miraca Holdings, Inc.	200	9,688
Mirait Holdings Corp.	300	2,666
Misumi Group, Inc.	700	12,796
Mitsuba Corp.	100	1,465
Mitsubishi Chemical Holdings Corp.	3,300	21,744
Mitsubishi Corp.	4,000	87,384
Mitsubishi Electric Corp.	4,900	66,466
Mitsubishi Estate Co. Ltd.	3,000	59,545
Mitsubishi Gas Chemical Co., Inc.	500	7,714
Mitsubishi Heavy Industries Ltd.	8,000	34,282
Mitsubishi Logistics Corp.	1,000	13,579
Mitsubishi Materials Corp.	300	8,625
Mitsubishi Motors Corp. of Japan	1,700	9,483
Mitsubishi Pencil Co. Ltd.	100	5,016
Mitsubishi Tanabe Pharma Corp.	500	9,755
Mitsubishi UFJ Financial Group, Inc.	33,300	171,822
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,100	5,339
Mitsui & Co. Ltd.	4,300	59,783
Mitsui Chemicals, Inc.	3,000	14,818
Mitsui Engineering & Shipbuilding Co.	1,000	1,392
Mitsui Fudosan Co. Ltd.	2,000	45,590
Mitsui Mining & Smelting Co. Ltd.	1,000	2,231
Mitsui OSK Lines Ltd.	3,000	7,524
Mitsumi Electric Co. Ltd. (a)	500	3,042
Miura Co. Ltd.	300	5,186
mixi, Inc.	100	3,686
Mizuho Financial Group, Inc.	61,800	104,056
Mochida Pharmaceutical Co. Ltd.	100	7,848
MonotaRO Co. Ltd.	200	4,886
Mori Hills REIT Investment Corp.	3	4,228
MORI TRUST Sogo (REIT), Inc.	2	3,221
Morinaga & Co. Ltd.	200	9,316
Morinaga Milk Industry Co. Ltd.	1,000	8,067
MS&AD Insurance Group Holdings, Inc.	1,300	38,701
Murata Manufacturing Co. Ltd.	500	69,944
Nabtesco Corp.	300	8,983
Nachi-Fujikoshi Corp.	1,000	3,805
Nagase & Co. Ltd.	200	2,565
Nagoya Railroad Co. Ltd.	2,000	10,565
Nakanishi, Inc.	100	3,581
Nankai Electric Railway Co. Ltd.	2,000	9,097
NEC Corp.	8,000	21,436
Net One Systems Co. Ltd.	200	1,455
New Hampshire Foods Ltd.	1,000	23,973
Nexon Co. Ltd.	400	6,828
NEXT Co. Ltd.	200	1,686
NGK Insulators Ltd.	700	12,869
NGK Spark Plug Co. Ltd.	400	7,918
NHK Spring Co. Ltd.	800	7,552
Nichi-iko Pharmaceutical Co. Ltd.	100	1,798
Nichias Corp.	1,000	8,916
Nichiha Corp.	100	2,474
Nichirei Corp.	500	10,961
Nidec Corp.	600	58,186
Nifco, Inc.	100	5,769
Nihon Kohden Corp.	200	4,888
Nihon M&A Center, Inc.	200	6,513
Nihon Parkerizing Co. Ltd.	200	2,765
Nihon Unisys Ltd.	100	1,222
Nikkiso Co. Ltd.	200	1,772
Nikkon Holdings Co. Ltd.	100	2,153
Nikon Corp.	900	13,620
Nintendo Co. Ltd.	300	72,318
Nippon Accommodations Fund, Inc.	1	4,534
Nippon Building Fund, Inc.	4	23,763
Nippon Densetsu Kogyo Co. Ltd.	100	1,827
Nippon Electric Glass Co. Ltd.	1,000	5,445
Nippon Express Co. Ltd.	2,000	9,898
Nippon Flour Mills Co. Ltd.	500	7,409
Nippon Gas Co. Ltd.	100	3,037
Nippon Kayaku Co. Ltd.	1,000	11,548
Nippon Light Metal Holding Co. Ltd.	1,500	3,419
Nippon Paint Holdings Co. Ltd.	400	13,655
Nippon Paper Industries Co. Ltd.	300	5,630
Nippon Prologis REIT, Inc.	4	9,051
Nippon REIT Investment Corp.	1	2,521
Nippon Sheet Glass Co. Ltd. (a)	300	2,446
Nippon Shinyaku Co. Ltd.	200	10,165
Nippon Shokubai Co. Ltd.	100	6,923
Nippon Soda Co. Ltd.	1,000	4,444
Nippon Steel & Sumitomo Metal Corp.	2,100	41,622
Nippon Suisan Kaisha Co. Ltd.	800	3,852
Nippon Telegraph & Telephone Corp.	1,800	79,806
Nippon Yusen KK	4,000	8,201
Nipro Corp.	400	4,951
Nishi-Nippon Financial Holdings, Inc. (a)	200	1,991
Nishi-Nippon Railroad Co. Ltd.	1,000	4,749
Nishimatsu Construction Co. Ltd.	1,000	4,682
Nishimatsuya Chain Co. Ltd.	100	1,410
Nishio Rent All Co. Ltd.	100	3,028
Nissan Chemical Industries Co. Ltd.	300	10,198
Nissan Motor Co. Ltd.	6,400	65,104
Nissan Shatai Co. Ltd.	200	2,069
Nissha Printing Co. Ltd.	100	2,425
Nisshin Oillio Group Ltd.	1,000	4,558
Nisshin Seifun Group, Inc.	400	5,904
Nisshin Steel Co. Ltd.	200	2,660
Nisshinbo Holdings, Inc.	200	1,997
Nissin Electric Co. Ltd.	100	1,335
Nissin Food Holdings Co. Ltd.	200	11,595
Nitori Holdings Co. Ltd.	200	23,973
Nitto Boseki Co. Ltd.	1,000	3,261
Nitto Denko Corp.	400	27,943
NKSJ Holdings, Inc.	900	29,213
NOF Corp.	1,000	10,899
NOK Corp.	300	6,743
NOMURA Co. Ltd.	100	1,627
Nomura Holdings, Inc.	9,600	48,086
Nomura Real Estate Holdings, Inc.	400	6,778
Nomura Real Estate Master Fund, Inc.	10	16,211
Nomura Research Institute Ltd.	300	10,427
Noritz Corp.	100	2,077
North Pacific Bank Ltd.	400	1,495
NS Solutions Corp.	100	1,912
NSK Ltd.	1,100	12,230
NTN Corp.	1,000	3,795
NTT Data Corp.	300	15,505
NTT DOCOMO, Inc.	3,500	87,899
NTT Urban Development Co.	200	1,838
Obara Group, Inc.	100	4,320
Obayashi Corp.	1,500	14,489
OBIC Business Consultants Ltd.	100	4,696
OBIC Co. Ltd.	200	10,413
Odakyu Electric Railway Co. Ltd.	700	14,318
Ogaki Kyoritsu Bank Ltd.	1,000	3,585
Oji Holdings Corp.	2,000	8,487
Okamura Corp.	100	983
Okasan Securities Group, Inc.	1,000	5,330
Oki Electric Industry Co. Ltd.	100	1,307
Okuma Corp.	1,000	8,391
Okumura Corp.	1,000	5,779
Olympus Corp.	800	28,607
OMRON Corp.	500	19,214
Ono Pharmaceutical Co. Ltd.	1,100	27,975
Onward Holdings Co. Ltd.	1,000	6,704
Open House Co. Ltd.	100	2,120
Oracle Corp. Japan	100	5,454
Orient Corp. (a)	500	934
Oriental Land Co. Ltd.	600	35,112
ORIX Corp.	3,400	53,997
ORIX JREIT, Inc.	6	10,281
Osaka Gas Co. Ltd.	5,000	20,821
OSG Corp.	200	4,270
Otsuka Corp.	200	9,536
Otsuka Holdings Co. Ltd.	1,000	43,835
Outsourcing, Inc.	100	3,805
PALTAC Corp.	100	2,458
PanaHome Corp.	1,000	7,447
Panasonic Corp.	5,800	59,832
Paramount Bed Holdings Co. Ltd.	100	3,814
Park24 Co. Ltd.	300	9,283
Penta-Ocean Construction Co. Ltd.	800	4,775
PeptiDream, Inc. (a)	100	5,168
Pigeon Corp.	300	8,468
Pilot Corp.	100	4,482
Piolax, Inc.	100	6,351
Pioneer Corp. (a)	500	1,230
Pola Orbis Holdings, Inc.	100	8,334
Premier Investment Corp.	3	3,865
Rakuten, Inc.	2,300	26,592
Recruit Holdings Co. Ltd.	1,000	40,240
Rengo Co. Ltd.	1,000	6,284
Resona Holdings, Inc.	6,000	26,662
Resorttrust, Inc.	200	4,007
Ricoh Co. Ltd.	1,900	15,509
Rinnai Corp.	100	9,631
ROHM Co. Ltd.	300	15,820
Rohto Pharmaceutical Co. Ltd.	300	5,275
Round One Corp.	200	1,413
Ryobi Ltd.	1,000	4,034
Ryohin Keikaku Co. Ltd.	100	21,398
Ryosan Co. Ltd.	100	3,085
Saizeriya Co. Ltd.	100	2,640
Sakata INX Corp.	200	2,628
Sakata Seed Corp.	100	2,885
San-A Co. Ltd.	100	5,454
Sangetsu Corp.	300	5,807
Sankyo Co. Ltd. (Gunma)	100	3,528
Sankyu, Inc.	1,000	5,903
Sanrio Co. Ltd.	200	3,755
Santen Pharmaceutical Co. Ltd.	900	13,165
Sanwa Holdings Corp.	600	5,996
Sanyo Special Steel Co. Ltd.	1,000	5,130
Sapporo Breweries Ltd.	200	5,662
Sato Holding Corp.	100	2,208
Sawai Pharmaceutical Co. Ltd.	100	6,475
SBI Holdings, Inc. Japan	500	5,960
Screen Holdings Co. Ltd.	200	13,712
SCSK Corp.	100	3,738
Secom Co. Ltd.	500	36,154
Sega Sammy Holdings, Inc.	500	7,395
Seibu Holdings, Inc.	400	6,927
Seikagaku Corp.	100	1,608
Seiko Epson Corp.	800	16,272
Seino Holdings Co. Ltd.	400	4,444
Seiren Co. Ltd.	200	2,346
Sekisui Chemical Co. Ltd.	900	14,203
Sekisui House (REIT), Inc.	1	1,351
Sekisui House Ltd.	1,600	26,494
Sekisui House SI Residential Investment Corp.	2	2,315
SENKO Co. Ltd.	500	3,461
Senshu Ikeda Holdings, Inc.	300	1,367
Seria Co. Ltd.	100	7,915
Seven & i Holdings Co. Ltd.	2,000	83,589
Seven Bank Ltd.	1,500	4,620
Sharp Corp. (a)	4,000	6,940
Shiga Bank Ltd.	1,000	5,197
Shikoku Electric Power Co., Inc.	500	4,711
Shima Seiki Manufacturing Ltd.	100	2,824
Shimachu Co. Ltd.	100	2,689
Shimadzu Corp.	1,000	14,580
Shimamura Co. Ltd.	100	12,825
SHIMANO, Inc.	200	34,252
SHIMIZU Corp.	2,000	17,813
Shin-Etsu Chemical Co. Ltd.	1,000	76,008
Shinmaywa Industries Ltd.	1,000	7,752
Shinsei Bank Ltd.	5,000	8,105
Shionogi & Co. Ltd.	800	39,500
Ship Healthcare Holdings, Inc.	100	2,932
Shiseido Co. Ltd.	1,000	25,822
Shizuoka Bank Ltd.	2,000	16,916
SHO-BOND Holdings Co. Ltd.	100	4,835
Shochiku Co. Ltd.	1,000	11,223
Showa Denko K.K.	400	5,298
Showa Shell Sekiyu K.K.	500	4,677
Siix Corp.	100	4,005
SKY Perfect JSAT Holdings, Inc.	200	994
Skylark Co. Ltd.	300	4,225
SMC Corp.	200	58,148
SMS Co., Ltd.	100	2,614
SoftBank Corp.	2,500	157,453
Sohgo Security Services Co., Ltd.	200	9,135
Sojitz Corp.	3,200	8,422
Sony Corp.	3,300	104,010
Sony Financial Holdings, Inc.	400	5,630
Sosei Group Corp. (a)	100	15,047
Sotetsu Holdings, Inc.	1,000	4,892
Square Enix Holdings Co. Ltd.	200	6,637
Stanley Electric Co. Ltd.	400	11,035
Start Today Co. Ltd.	400	7,033
Starts Corp., Inc.	100	1,860
Sugi Holdings Co. Ltd.	100	5,369
Sumco Corp.	500	5,254
Sumitomo Bakelite Co. Ltd.	1,000	5,445
Sumitomo Chemical Co. Ltd.	4,000	18,995
Sumitomo Corp.	3,100	35,753
Sumitomo Electric Industries Ltd.	1,900	28,164
Sumitomo Forestry Co. Ltd.	400	5,584
Sumitomo Heavy Industries Ltd.	2,000	10,565
Sumitomo Metal Mining Co. Ltd.	2,000	25,927
Sumitomo Mitsui Construction Co. Ltd.	1,100	1,049
Sumitomo Mitsui Financial Group, Inc.	3,500	121,351
Sumitomo Mitsui Trust Holdings, Inc.	900	30,369
Sumitomo Osaka Cement Co. Ltd.	1,000	4,148
Sumitomo Realty & Development Co. Ltd.	1,000	26,347
Sumitomo Rubber Industries Ltd.	500	8,382
Sundrug Co. Ltd.	100	7,886
Suntory Beverage & Food Ltd.	400	17,526
Suzuken Co. Ltd.	200	6,437
Suzuki Motor Corp.	900	32,011
Sysmex Corp.	400	27,806
T&D Holdings, Inc.	1,600	19,392
Tadano Ltd.	200	2,250
Taiheiyo Cement Corp.	3,000	8,611
Taikisha Ltd.	100	2,532
Taisei Corp.	3,000	22,542
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,774
Taiyo Holdings Co. Ltd.	100	3,762
Taiyo Nippon Sanso Corp.	400	4,215
Taiyo Yuden Co. Ltd.	400	4,280
Takara Bio, Inc.	100	1,448
Takara Holdings, Inc.	400	3,799
Takara Leben Co. Ltd.	300	2,043
Takara Standard Co. Ltd.	100	1,860
Takasago Thermal Engineering Co. Ltd.	100	1,413
Takashimaya Co. Ltd.	1,000	8,172
Takeda Pharmaceutical Co. Ltd.	1,900	85,153
Takeuchi Manufacturing Co. Ltd.	100	1,943
TDK Corp.	300	20,769
TechnoPro Holdings, Inc.	100	3,438
TECMO KOEI HOLDINGS CO., LTD.	100	1,919
Teijin Ltd.	400	7,754
Temp Holdings Co., Ltd.	400	6,797
Terumo Corp.	900	34,886
The Aomori Bank Ltd.	1,000	3,385
The Awa Bank Ltd.	1,000	6,589
The Bank of Iwate Ltd.	100	4,220
The Chugoku Bank Ltd.	500	6,723
The Daishi Bank Ltd., Niigata	1,000	4,310
The Hachijuni Bank Ltd.	1,200	6,557
The Hokkoku Bank Ltd.	1,000	3,357
The Hyakugo Bank Ltd.	1,000	3,690
The Keiyo Bank Ltd.	1,000	4,215
The Kiyo Bank Ltd.	100	1,662
The Musashino Bank Ltd.	100	2,767
The Nanto Bank Ltd.	100	3,809
The Okinawa Electric Power Co., Inc.	200	4,636
The San-In Godo Bank Ltd.	300	2,163
The Suruga Bank Ltd.	400	9,784
The Tochigi Bank Ltd.	400	1,934
The Toho Bank Ltd.	1,000	3,805
The Yamagata Bank Ltd.	1,000	4,329
The Yamanashi Chuo Bank Ltd.	1,000	4,901
THK Co. Ltd.	300	6,351
Toagosei Co. Ltd.	100	1,117
Tobu Railway Co. Ltd.	2,000	9,841
Toc Co. Ltd.	200	1,814
Toda Corp.	1,000	5,435
Toho Co. Ltd.	300	9,025
Toho Gas Co. Ltd.	1,000	9,278
Toho Holdings Co. Ltd.	100	2,103
Tohoku Electric Power Co., Inc.	1,100	13,479
Tokai Carbon Co. Ltd.	1,000	3,051
Tokai Rika Co. Ltd.	100	1,876
Tokai Tokyo Financial Holdings	300	1,528
Tokio Marine Holdings, Inc.	1,800	71,214
Tokuyama Corp. (a)	1,000	4,291
Tokyo Broadcasting System Holding	100	1,576
Tokyo Century Corp.	100	3,533
Tokyo Dome Corp.	100	953
Tokyo Electric Power Co., Inc. (a)	3,500	13,617
Tokyo Electron Ltd.	400	36,190
Tokyo Gas Co. Ltd.	5,000	22,704
Tokyo Ohka Kogyo Co. Ltd.	100	3,557
Tokyo Seimitsu Co. Ltd.	100	2,734
Tokyo Steel Manufacturing Co. Ltd.	200	1,386
Tokyo Tatemono Co. Ltd.	500	6,370
Tokyo TY Financial Group, Inc.	100	3,209
Tokyu Construction Co. Ltd.	100	1,014
Tokyu Corp.	3,000	22,514
Tokyu Fudosan Holdings Corp.	1,400	7,916
Tokyu REIT, Inc.	2	2,639
TOMONY Holdings, Inc.	200	1,036
Tomy Co. Ltd.	100	1,082
TonenGeneral Sekiyu K.K.	1,000	9,879
Topcon Corp.	300	4,494
Toppan Printing Co. Ltd.	1,000	9,421
Topre Corp.	100	2,315
Toray Industries, Inc.	4,000	37,334
Toridoll.corporation	100	2,324
Toshiba Corp. (a)	11,000	39,964
Toshiba Plant Systems & Services Corp.	100	1,616
Toshiba Tec Corp. (a)	1,000	4,463
Tosoh Corp.	2,000	13,102
Totetsu Kogyo Co. Ltd.	100	2,843
Toto Ltd.	400	16,020
Toyo Ink South Carolina Holdings Co. Ltd.	1,000	4,663
Toyo Seikan Group Holdings Ltd.	400	7,400
Toyo Suisan Kaisha Ltd.	200	8,115
Toyo Tire & Rubber Co. Ltd.	300	4,631
Toyobo Co. Ltd.	3,000	4,920
Toyoda Gosei Co. Ltd.	100	2,290
Toyota Boshoku Corp.	200	5,039
Toyota Industries Corp.	400	18,366
Toyota Motor Corp.	6,952	403,263
Toyota Tsusho Corp.	500	11,838
TPR Co. Ltd.	100	2,894
Trans Cosmos, Inc.	100	2,536
Trend Micro, Inc.	300	10,585
Trusco Nakayama Corp.	100	5,178
TS tech Co. Ltd.	100	2,684
Tsubakimoto Chain Co.	1,000	7,943
Tsumura & Co.	200	5,695
Tsuruha Holdings, Inc.	100	11,557
Uacj Corp.	1,000	3,271
Ube Industries Ltd.	3,000	6,208
Ulvac, Inc.	100	3,166
Unicharm Corp.	1,000	23,825
Unipres Corp.	100	1,927
United Arrows Ltd.	100	2,733
United Urban Investment Corp.	7	11,808
Universal Entertainment Corp. (a)	100	2,999
Unizo Holdings Co. Ltd.	100	2,784
Ushio, Inc.	200	2,416
USS Co. Ltd.	600	10,173
Valor Holdings Co. Ltd.	100	2,841
W-Scope Corp.	100	1,793
Wacoal Holdings Corp.	1,000	11,557
Wacom Co. Ltd.	600	1,814
Welcia Holdings Co. Ltd.	100	6,837
West Japan Railway Co.	400	24,686
Yahoo! Japan Corp.	3,300	12,681
Yakult Honsha Co. Ltd.	200	9,345
Yamada Denki Co. Ltd.	1,700	8,802
Yamaguchi Financial Group, Inc.	1,000	11,042
Yamaha Corp.	400	14,322
Yamaha Motor Co. Ltd.	700	15,586
Yamato Holdings Co. Ltd.	900	20,554
Yamato Kogyo Co. Ltd.	100	2,820
Yamazaki Baking Co. Ltd.	300	6,740
Yaoko Co. Ltd.	100	4,210
Yaskawa Electric Corp.	600	9,595
Yodogawa Steel Works Ltd.	100	2,734
Yokogawa Electric Corp.	600	8,450
Yokohama Rubber Co. Ltd.	200	3,479
YONEX Co. Ltd.	100	4,420
Yoshinoya Holdings Co. Ltd.	200	3,017
Zenkoku Hosho Co. Ltd.	100	4,310
Zensho Holdings Co. Ltd.	200	3,742
Zeon Corp.	1,000	9,164
Zojirushi Thermos	100	1,383

TOTAL JAPAN		9,631,415

Korea (South) - 3.0%
AMOREPACIFIC Corp.	77	24,169
AMOREPACIFIC Group, Inc.	68	8,799
Asiana Airlines, Inc. (a)	685	2,767
BEP International Holdings Ltd. (a)	55	724
BGFretail Co. Ltd.	25	3,803
BS Financial Group, Inc.	1,067	8,667
Celltrion, Inc.	203	18,849
CHA Biotech Co. Ltd. (a)	292	3,523
Cheil Industries, Inc.	211	29,794
Cheil Worldwide, Inc.	263	3,898
Chong Kun Dang Pharmaceutical Corp.	11	892
CJ CGV Co. Ltd.	28	1,660
CJ CheilJedang Corp.	24	7,334
CJ Corp.	48	7,323
CJ E&M Corp.	70	4,278
CJ O Shopping Co. Ltd.	33	4,677
Com2uS Corp. (a)	14	1,163
Cosmax, Inc.	12	1,212
Coway Co. Ltd.	163	12,769
Daelim Industrial Co.	101	7,215
Daesang Corp.	35	825
Daewon Kang up Co. Ltd.	1,219	5,510
Daewoo Engineering & Construction Co. Ltd. (a)	215	1,190
Daou Technology, Inc.	69	1,249
DGB Financial Group Co. Ltd.	311	2,610
DIO Corp. (a)	21	838
Dong Suh Companies, Inc.	70	1,662
Dong-A Socio Holdings Co. Ltd.	6	761
Dongbu HiTek Co. Ltd. (a)	202	3,011
Dongbu Insurance Co. Ltd.	130	8,081
Dongkuk Steel Mill Co. Ltd. (a)	352	2,517
Doosan Heavy Industries & Construction Co. Ltd.	180	4,123
Doosan Infracore Co. Ltd. (a)	261	1,581
DuzonBizon Co. Ltd.	136	2,658
E-Mart Co. Ltd.	60	8,525
EO Technics Co. Ltd.	28	1,542
Fila Korea Ltd.	26	1,982
GemVax & Kael Co. Ltd. (a)	176	2,216
Grand Korea Leisure Co. Ltd.	48	911
Green Cross Corp.	17	2,073
Green Cross Holdings Corp.	49	951
GS Engineering & Construction Corp. (a)	87	2,039
GS Holdings Corp.	172	7,685
GS Retail Co. Ltd.	43	1,835
Halla Holdings Corp.	15	890
Hana Financial Group, Inc.	765	21,938
Hana Tour Service, Inc.	17	959
Hanjin Kal Corp.	69	1,020
Hankook Tire Co. Ltd.	167	8,060
Hankook Tire Worldwide Co. Ltd.	144	2,726
Hanmi Pharm Co. Ltd.	14	4,431
Hanmi Science Co. Ltd.	18	1,198
Hanon Systems	458	4,285
Hansae Co. Ltd.	90	1,991
Hansol Chemical Co. Ltd.	14	1,014
Hanssem Co. Ltd.	32	4,966
Hanwha Chemical Corp.	304	7,190
Hanwha Corp.	154	5,029
Hanwha Life Insurance Co. Ltd.	1,254	6,852
Hanwha Techwin Co. Ltd.	107	5,969
Hite Jinro Co. Ltd.	68	1,308
HLB, Inc. (a)	59	1,003
Hotel Shilla Co.	113	5,661
HUGEL, Inc. (a)	3	900
Hyosung Corp.	60	7,029
Hyundai Department Store Co. Ltd.	68	6,986
Hyundai Elevator Co. Ltd. (a)	20	979
Hyundai Engineering & Construction Co. Ltd.	212	7,683
Hyundai Fire & Marine Insurance Co. Ltd.	184	5,687
Hyundai Glovis Co. Ltd.	89	13,501
Hyundai Greenfood Co. Ltd.	115	1,684
Hyundai Heavy Industries Co. Ltd. (a)	110	13,993
Hyundai Home Shopping Network Corp.	11	1,092
Hyundai Industrial Development & Construction Co.	153	6,488
Hyundai Mipo Dockyard Co. Ltd. (a)	17	1,045
Hyundai Mobis	186	44,558
Hyundai Motor Co.	341	41,740
Hyundai Rotem Co. Ltd. (a)	47	768
Hyundai Securities Co. Ltd.	514	3,626
Hyundai Steel Co.	208	8,984
Hyundai Wia Corp.	30	2,064
Illinois-Yang Pharmaceutical Co. Ltd. (a)	24	822
Industrial Bank of Korea	815	9,406
INNOCEAN Worldwide, Inc.	16	969
iNtRON Biotechnology, Inc. (a)	22	596
IS Dongseo Co. Ltd.	24	1,039
JB Financial Group Co. Ltd.	368	1,911
Jeil Pharmaceutical Co.	13	769
Jenax, Inc. (a)	56	1,241
JW Holdings Corp.	116	1,011
JW Pharmaceutical Corp.	16	688
Kakao Corp.	101	6,747
Kangwon Land, Inc.	292	9,689
KB Financial Group, Inc.	1,189	44,032
KCC Corp.	25	8,841
KEPCO Plant Service & Engineering Co. Ltd.	87	4,176
Kia Motors Corp.	781	27,792
Kiwoom Securities Co. Ltd.	17	988
Kolon Industries, Inc.	67	4,358
Kolon Life Science, Inc.	8	1,048
Komipharm International Co. Ltd. (a)	99	3,354
Korea Aerospace Industries Ltd.	141	7,988
Korea Electric Power Corp.	740	32,027
Korea Electric Terminal Co. Ltd.	40	2,501
Korea Express Co. Ltd. (a)	20	3,515
Korea Gas Corp.	93	3,769
Korea Investment Holdings Co. Ltd.	78	2,803
Korea Kolmar Co. Ltd.	27	1,924
Korea Petro Chemical Industries Co. Ltd.	6	1,073
Korea Zinc Co. Ltd.	24	9,548
Korean Air Lines Co. Ltd. (a)	67	1,875
Korean Reinsurance Co.	196	2,022
KT&G Corp.	332	32,801
Kumho Petro Chemical Co. Ltd.	64	3,923
Kumho Tire Co., Inc. (a)	357	3,199
Kwangju Bank Co. Ltd.	223	1,969
LG Chemical Ltd.	132	28,448
LG Corp.	237	12,702
LG Display Co. Ltd.	699	16,720
LG Electronics, Inc.	258	10,782
LG Hausys Ltd.	14	1,159
LG Home Shopping, Inc.	38	5,841
LG Household & Health Care Ltd.	18	12,905
LG Innotek Co. Ltd.	40	2,728
LG International Corp.	54	1,315
LG Life Sciences Ltd. (a)	22	1,196
LG Telecom Ltd.	574	5,922
LIG Insurance Co. Ltd.	75	1,898
Loen Entertainment, Inc. (a)	14	825
Lotte Chemical Corp.	37	9,333
Lotte Chilsung Beverage Co. Ltd.	1	1,346
Lotte Confectionery Co. Ltd.	7	1,175
Lotte Fine Chemical Co. Ltd.	41	1,040
Lotte Samkang Co. Ltd.	2	1,208
Lotte Shopping Co. Ltd.	30	5,993
LS Cable Ltd.	78	3,744
LS Industrial Systems Ltd.	33	1,130
Mando Corp.	15	3,521
Medipost Co. Ltd. (a)	18	892
Medy-Tox, Inc.	14	4,979
Meritz Financial Holdings Co.	497	4,889
Meritz Fire & Marine Insurance Co. Ltd.	207	2,887
Meritz Securities Co. Ltd.	760	2,263
Mirae Asset Daewoo Co. Ltd.	414	2,805
Mirae Asset Life Insurance Co. Ltd.	883	3,613
Mirae Asset Securities Co. Ltd.	252	4,990
NAVER Corp.	76	56,946
NCSOFT Corp.	44	10,175
Nexen Tire Corp.	309	3,553
NHN Entertainment Corp. (a)	81	3,555
Nong Shim Co. Ltd.	14	3,525
Oci Co. Ltd. (a)	53	4,194
Orion Corp.	11	6,876
Osstem Implant Co. Ltd. (a)	22	1,048
Ottogi Corp.	4	2,301
Paradise Co. Ltd.	70	796
Poongsan Corp.	175	5,325
POSCO	201	41,841
Posco Daewoo Corp.	194	4,232
S&T Motiv Co. Ltd.	21	751
S-Oil Corp.	116	7,962
S.M. Entertainment Co. Ltd. (a)	126	3,007
S1 Corp.	56	4,529
Samsung Card Co. Ltd.	131	5,521
Samsung Electro-Mechanics Co. Ltd.	173	7,124
Samsung Electronics Co. Ltd.	263	376,879
Samsung Engineering Co. Ltd. (a)	484	4,007
Samsung Fire & Marine Insurance Co. Ltd.	82	20,899
Samsung Heavy Industries Co. Ltd.	666	5,677
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)	194	438
Samsung Life Insurance Co. Ltd.	199	19,226
Samsung SDI Co. Ltd.	142	11,708
Samsung SDS Co. Ltd.	91	12,292
Samsung Securities Co. Ltd.	258	7,794
Samyang Holdings Corp.	20	2,186
Sebang Global Battery Co. Ltd.	44	1,427
Seegene, Inc. (a)	124	3,285
Seoul Semiconductor Co. Ltd.	380	4,552
SFA Engineering Corp.	79	3,999
Shinhan Financial Group Co. Ltd.	1,200	46,006
Shinsegae Co. Ltd.	16	2,602
SK C&C Co. Ltd.	120	23,449
SK Chemicals Co. Ltd.	34	1,778
SK Energy Co. Ltd.	160	21,193
SK Hynix, Inc.	1,555	55,742
SK Materials Co., Ltd.	8	1,091
SK Networks Co. Ltd.	366	2,086
SK Telecom Co. Ltd.	46	9,021
SKC Co. Ltd.	53	1,253
Soulbrain Co. Ltd.	18	982
Ssangyong Cement Industrial Co. Ltd.(a)	133	1,866
Taekwang Industrial Co. Ltd.	2	1,467
Tong Yang Life Insurance Co. Ltd.	381	3,997
Tongyang, Inc.	451	1,268
Vieworks Co. Ltd.	36	1,936
ViroMed Co. Ltd. (a)	41	3,284
WONIK IPS Co. Ltd. (a)	44	896
Woori Bank	807	8,820
Woori Investment & Securities Co. Ltd.	588	5,192
Youngone Corp.	45	1,265
Yuhan Corp.	30	5,508
YUNGJIN Pharmaceutical Co. Ltd. (a)	267	2,043

TOTAL KOREA (SOUTH)		1,724,226

Luxembourg - 0.2%
Aperam	126	5,726
ArcelorMittal SA (Netherlands) (a)	4,970	33,582
Braas Monier Building Group SA	43	1,238
Eurofins Scientific SA	34	15,448
Grand City Properties SA	349	6,132
Millicom International Cellular SA (depository receipt)	160	7,034
RTL Group SA	91	7,133
SAF-Holland SA	205	2,751
SES SA (France) (depositary receipt)	1,003	23,067
Subsea 7 SA (a)	814	9,133
Tenaris SA	1,314	18,585

TOTAL LUXEMBOURG		129,829

Malaysia - 0.6%
AEON Credit Service Bhd	300	1,054
AirAsia Bhd	1,900	1,255
Alliance Financial Group Bhd	2,000	1,902
AMMB Holdings Bhd	6,200	6,207
Astro Malaysia Holdings Bhd	7,500	5,095
Axiata Group Bhd	7,400	8,679
British American Tobacco (Malaysia) Bhd	500	5,902
Bumi Armada Bhd	5,300	891
Bumiputra-Commerce Holdings Bhd	8,352	10,014
Bursa Malaysia Bhd	500	1,031
Cahya Mata Sarawak Bhd	1,100	1,007
CapitaLand Malaysia Mall Trust	4,400	1,678
Carlsberg Brewery BHD	300	1,043
Dialog Group Bhd	5,400	1,995
DiGi.com Bhd	8,400	10,072
Felda Global Ventures Holdings Bhd	1,800	862
Gamuda Bhd	3,100	3,628
Genting Bhd	5,900	11,026
Genting Malaysia Bhd	8,200	9,304
Genting Plantations Bhd	400	1,049
Hap Seng Consolidated Bhd	2,000	3,714
Hartalega Holdings Bhd	2,400	2,803
Hong Leong Bank Bhd	1,500	4,763
Hong Leong Credit Bhd	300	1,124
IGB (REIT)	3,200	1,236
IHH Healthcare Bhd	8,100	12,358
IJM Corp. Bhd	10,600	8,339
Inari Amertron Bhd	4,300	3,434
IOI Corp. Bhd	6,800	7,294
IOI Properties Group Sdn Bhd	3,700	2,161
Kossan Rubber Industries Bhd	1,200	1,931
KPJ Healthcare Bhd	900	901
Kuala Lumpur Kepong Bhd	1,000	5,712
Lafarge Malaysia Bhd	900	1,738
Malayan Banking Bhd	8,634	16,260
Malaysia Airports Holdings Bhd	2,900	4,583
Maxis Bhd	5,600	7,956
MISC Bhd	3,000	5,378
My E.G.Services Bhd	2,000	1,163
Osk Holdings Bhd	2,500	900
Petronas Chemicals Group Bhd	7,800	13,015
Petronas Dagangan Bhd	1,000	5,569
Petronas Gas Bhd	2,000	10,489
PPB Group Bhd	1,700	6,533
Press Metal Bhd	1,400	1,455
Public Bank Bhd	7,000	33,139
QL Resources Bhd	1,400	1,475
RHB Capital Bhd	2,800	3,224
SapuraKencana Petroleum Bhd (a)	11,800	4,557
Sime Darby Bhd	6,800	13,276
Sunway (REIT)	5,900	2,588
Sunway Bhd	2,300	1,711
TA Enterprise Bhd	8,100	927
Telekom Malaysia Bhd	3,400	5,301
Tenaga Nasional Bhd	8,500	29,056
TIME dotCom Bhd	600	1,144
Top Glove Corp. Bhd	2,800	3,304
UMW Holdings Bhd	1,600	2,273
Westports Holdings Bhd	1,900	1,997
Yinson Holdings Bhd	1,400	1,045
YTL Corp. Bhd	12,800	4,851
YTL Power International Bhd	6,700	2,444

TOTAL MALAYSIA		326,815

Malta - 0.0%
Brait SA	838	5,568
Unibet Group PLC unit	680	6,000

TOTAL MALTA		11,568

Marshall Islands - 0.0%
Seaspan Corp.	71	878
VTTI Energy Partners LP	136	2,407

TOTAL MARSHALL ISLANDS		3,285

Mauritius - 0.0%
Golden Agri-Resources Ltd.	23,100	6,392
Mexico - 0.8%
Alfa SA de CV Series A	6,800	10,311
Alsea S.A.B. de CV	1,200	4,478
America Movil S.A.B. de CV Series L	83,100	55,045
Banregio Grupo Financiero S.A.B. de CV	400	2,621
Bolsa Mexicana de Valores S.A.B. de CV	600	961
CEMEX S.A.B. de CV unit	37,300	32,285
Coca-Cola FEMSA S.A.B. de CV Series L	1,500	11,268
Compartamos S.A.B. de CV	3,500	6,907
Concentradora Fibra Hotelera Mexicana SA de CV	2,200	1,728
Controladora Comercial Mexicana S.A.B de C.V. (a)	1,600	1,459
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	2,000	3,820
Corporacion Inmobiliaria Vesta S.A.B. de CV	2,500	3,783
El Puerto de Liverpool S.A.B. de CV Class C	400	4,193
Embotelladoras Arca S.A.B. de CV	1,100	6,845
Fibra Uno Administracion SA de CV	6,100	11,641
Fomento Economico Mexicano S.A.B. de CV unit	4,900	47,001
Genomma Lab Internacional SA de CV (a)	2,400	2,871
Gruma S.A.B. de CV Series B	475	6,591
Grupo Aeromexico S.A.B. de CV (a)	1,000	1,975
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	800	7,733
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	605	9,623
Grupo Aeroportuario Norte S.A.B. de CV	900	5,236
Grupo Bimbo S.A.B. de CV Series A	4,800	12,929
Grupo Carso SA de CV Series A1	1,500	6,547
Grupo Comercial Chedraui S.A.B. de CV	500	1,115
Grupo Financiero Banorte S.A.B. de CV Series O	6,600	38,868
Grupo Financiero Inbursa S.A.B. de CV Series O	5,500	8,925
Grupo Financiero Interacciones SA de CV	500	2,446
Grupo Financiero Santander Mexico S.A.B. de CV	5,400	9,774
Grupo Herdez S.A.B. de CV	800	1,940
Grupo Lala S.A.B. de CV	1,200	2,234
Grupo Mexico SA de CV Series B	10,200	25,132
Grupo Televisa SA de CV	6,700	32,967
Hoteles City Express S.A.B. de CV (a)	1,700	1,747
Industrias Bachoco SA de CV Series B	200	886
Industrias CH SA de CV (a)	400	1,894
Industrias Penoles SA de CV	405	9,822
Kimberly-Clark de Mexico SA de CV Series A	3,700	7,979
Macquarie Mexican (REIT)	1,700	2,142
Mexichem S.A.B. de CV	2,600	6,218
Minera Frisco S.A.B. de CV (a)	4,100	3,191
OHL Mexico S.A.B. de CV (a)	2,600	3,062
Prologis Property Mexico SA	1,900	3,195
Promotora y Operadora de Infraestructura S.A.B. de CV	640	7,155
Telesites S.A.B. de C.V. (a)	5,600	3,235
Terrafina	1,900	3,148
Wal-Mart de Mexico SA de CV Series V	13,300	28,140

TOTAL MEXICO		463,066

Netherlands - 2.4%
Aalberts Industries NV	190	6,002
ABN AMRO Group NV GDR	631	14,564
Accell Group NV	90	2,253
AEGON NV	4,604	19,917
AerCap Holdings NV (a)	414	17,020
Ahold Delhaize NV	3,261	74,441
Airbus Group NV	1,517	90,079
Akzo Nobel NV	650	42,013
Altice NV:
Class A (a)	788	14,532
Class B (a)	495	9,213
Amsterdam Commodities NV	127	2,868
Arcadis NV	263	3,465
ASM International NV (Netherlands)	193	8,233
ASML Holding NV (Netherlands)	965	102,091
BE Semiconductor Industries NV	65	2,117
BinckBank NV	316	1,875
Brunel International NV	60	979
CNH Industrial NV	2,517	19,562
COSMO Pharmaceuticals NV	24	3,490
CSM NV (exchangeable)	193	4,453
Delta Lloyd NV	1,429	8,643
Eurocommercial (Certificaten Van Aandelen) unit	173	7,365
Euronext NV	158	6,323
Ferrari NV	321	16,907
Fiat Chrysler Automobiles NV	2,515	18,415
Flow Traders (a)	96	2,962
Fugro NV (Certificaten Van Aandelen) (a)	195	3,485
Gemalto NV	258	14,029
Heineken Holding NV	225	17,317
Heineken NV (Bearer)	589	48,525
IMCD Group BV	168	7,267
ING Groep NV (Certificaten Van Aandelen)	10,122	132,872
Intertrust NV	74	1,561
Interxion Holding N.V. (a)	250	9,308
Koninklijke BAM Groep NV	678	3,156
Koninklijke Boskalis Westminster NV	243	7,841
Koninklijke DSM NV	493	31,703
Koninklijke KPN NV	9,308	30,351
Koninklijke Philips Electronics NV	2,333	70,298
Koninklijke Wessanen NV	97	1,159
Mobileye NV (a)	437	16,248
Mylan N.V. (a)	16	584
NN Group NV	835	25,161
Nsi NV	1,278	5,008
NXP Semiconductors NV (a)	770	77,000
OCI NV (a)	309	4,291
PostNL NV (a)	1,034	4,872
QIAGEN NV (Germany) (a)	533	13,051
Randstad Holding NV	287	14,781
Refresco Group NV	113	1,650
RELX NV	2,600	43,843
SBM Offshore NV	477	6,852
Steinhoff International Holdings NV (South Africa)	8,009	43,235
STMicroelectronics NV	1,917	18,194
TKH Group NV unit	200	7,702
TomTom Group BV (a)	281	2,272
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,160	174,354
VastNed Retail NV	32	1,230
Vopak NV	172	8,686
Wereldhave NV	144	6,449
Wolters Kluwer NV	844	32,664

TOTAL NETHERLANDS		1,386,781

New Zealand - 0.2%
Air New Zealand Ltd.	962	1,328
Argosy Property Ltd.	3,507	2,633
Auckland International Airport Ltd.	2,306	10,867
Chorus Ltd.	558	1,458
Contact Energy Ltd.	2,655	9,018
Fisher & Paykel Healthcare Corp.	1,439	9,117
Fletcher Building Ltd.	1,662	12,325
Freightways Ltd.	600	2,742
Genesis Energy Ltd.	868	1,217
Goodman Property Trust	1,052	937
Infratil Ltd.	1,544	3,290
Kiwi Property Group Ltd.	2,080	2,179
Mercury Nz Ltd.	974	2,124
Meridian Energy Ltd.	4,315	7,930
Metlifecare Ltd.	221	913
Precinct Properties New Zealand Ltd.	3,542	3,153
Ryman Healthcare Group Ltd.	1,129	7,169
Sky Network Television Ltd.	1,213	4,007
SKYCITY Entertainment Group Ltd.	2,183	6,088
Spark New Zealand Ltd.	6,255	16,371
Summerset Group Holdings Ltd.	303	1,031
The a2 Milk Co. Ltd. (a)	2,230	2,966
Trade Maine Group Ltd.	627	2,179
Xero Ltd. (a)	175	2,223
Z Energy Ltd.	1,125	6,291

TOTAL NEW ZEALAND		119,556

Norway - 0.5%
Aker ASA (A Shares)	32	1,181
Aker Bp ASA (a)	292	4,686
Aker Solutions ASA (a)	219	1,008
Austevoll Seafood ASA	322	2,903
Borregaard ASA	168	1,647
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	962	824
DNB ASA	2,450	35,435
Entra ASA	104	1,114
Europris ASA	571	2,909
Gjensidige Forsikring ASA	444	7,959
IDEX ASA (a)	2,103	1,726
Leroy Seafood Group ASA	99	5,235
Marine Harvest ASA	903	16,386
Merkantildata ASA	300	2,687
Nordic VLSI ASA (a)	214	855
Norsk Hydro ASA	4,102	18,339
Norwegian Air Shuttle A/S (a)	92	3,102
Ocean Yield ASA	229	1,912
Opera Software ASA (a)	279	1,967
Orkla ASA	2,141	20,216
Petroleum Geo-Services ASA (a)	433	1,165
Protector Forsikring ASA	221	1,892
Salmar ASA	161	5,226
Schibsted ASA:
(A Shares)	251	6,018
(B Shares)	107	2,409
Skandiabanken ASA	350	2,605
Sparebanken Midt-Norge	434	3,191
Sparebanken Nord-Norge	530	3,060
Statoil ASA	2,858	46,660
Storebrand ASA (A Shares) (a)	1,158	5,959
Telenor ASA	1,987	31,624
TGS Nopec Geophysical Co. ASA	384	7,785
Thin Film Electronics ASA (a)	2,726	1,373
XXL ASA	166	2,079
Yara International ASA	543	19,190

TOTAL NORWAY		272,327

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,972	20,123
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	470	6,246
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	4,620	7,441
Aboitiz Power Corp.	4,200	3,985
ABS CBN Broadcasting Corp. (depositary receipt)	1,100	1,046
Alliance Global Group, Inc.	3,200	942
Ayala Corp.	760	13,104
Ayala Land, Inc.	21,500	16,093
Bank of the Philippine Islands (BPI)	1,680	3,507
BDO Unibank, Inc.	4,340	10,109
Bloomberry Resorts Corp. (a)	8,700	1,063
Cebu Air, Inc.	510	1,106
Cosco Capital, Inc.	9,000	1,580
D&L Industries, Inc.	4,200	952
DMCI Holdings, Inc.	10,100	2,607
DoubleDragon Properties Corp. (a)	2,010	2,316
Filinvest Land, Inc.	24,000	877
First Gen Corp.	2,200	1,043
First Phillipines Holdings Corp.	680	974
Globe Telecom, Inc.	95	3,492
GT Capital Holdings, Inc.	220	5,955
International Container Terminal Services, Inc.	1,580	2,538
JG Summit Holdings, Inc.	7,200	11,299
Jollibee Food Corp.	1,100	5,406
Manila Water Co., Inc.	2,400	1,499
Megaworld Corp.	42,000	3,486
Metro Pacific Investments Corp.	37,600	5,590
Metropolitan Bank & Trust Co.	2,150	3,609
Philippine Long Distance Telephone Co.	300	9,478
PNOC Energy Development Corp.	14,300	1,742
Robinsons Land Corp.	6,100	3,898
Security Bank Corp.	460	2,093
SM Investments Corp.	530	7,354
SM Prime Holdings, Inc.	19,500	10,831
Universal Robina Corp.	2,000	7,516
Vista Land & Lifescapes, Inc.	7,900	853

TOTAL PHILIPPINES		155,384

Poland - 0.2%
Alior Bank SA (a)	150	1,803
Asseco Poland SA	156	2,082
Bank Handlowy w Warszawie SA	53	1,050
Bank Millennium SA (a)	1,070	1,574
Bank Polska Kasa Opieki SA	439	13,545
Bank Zachodni WBK SA	92	7,434
BRE Bank SA (a)	42	3,788
Budimex SA	33	1,710
CD Projekt RED SA (a)	104	1,057
Ciech SA	58	946
Cyfrowy Polsat SA (a)	381	2,352
ENEA SA (a)	514	1,315
Energa SA	589	1,207
Eurocash SA	240	2,432
Globe Trade Centre SA (a)	954	1,953
Grupa Lotos SA (a)	171	1,482
Jastrzebska Spolka Weglowa SA (a)	123	2,279
KGHM Polska Miedz SA (Bearer)	388	7,030
Kruk SA	56	3,247
LPP SA	4	5,995
NG2 SA	74	3,755
PKP Cargo SA (a)	161	1,761
Polish Oil & Gas Co. SA	4,881	6,245
Polska Grupa Energetyczna SA	2,597	6,798
Polski Koncern Naftowy Orlen SA	881	17,471
Powszechna Kasa Oszczednosci Bank SA	2,170	15,200
Powszechny Zaklad Ubezpieczen SA	1,605	11,144
Synthos SA (a)	1,001	1,209
Tauron Polska Energia SA (a)	4,953	3,346
Telekomunikacja Polska SA	2,308	3,294
Zaklady Azotowe w Tarnowie-Moscicach SA	82	1,306

TOTAL POLAND		135,810

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	2,112	2,812
BPI-SGPS SA (a)	795	986
CTT Correios de Portugal SA	627	4,150
Energias de Portugal SA	6,476	21,405
Galp Energia SGPS SA Class B	1,055	14,303
Jeronimo Martins SGPS SA	641	11,026
NOS SGPS SA	1,080	7,175
Portucel Industrial Empresa Produtora de Celulosa SA	406	1,190
REN - Redes Energeticas Nacionais SGPS SA	925	2,703
Sonae SGPS SA	1,653	1,316

TOTAL PORTUGAL		67,066

Qatar - 0.2%
Barwa Real Estate Co. (a)	322	2,825
Commercial Bank of Qatar (a)	487	4,774
Doha Bank (a)	209	2,089
Ezdan Holding Group (a)	1,851	7,980
Gulf International Services QSC (a)	100	840
Industries Qatar QSC (a)	447	12,520
Masraf al Rayan (a)	1,149	10,917
Qatar Electricity & Water Co. (a)	71	4,094
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	799	4,961
Qatar Insurance Co. SAQ (a)	318	7,650
Qatar Islamic Bank (a)	222	6,243
Qatar National Bank SAQ	603	26,494
Qatar National Cement Co. QSC (a)	49	1,110
Qatar Telecom (Qtel) Q.S.C. (a)	229	6,100
Qatari Investors Group QSC (a)	68	1,083
United Development Co. (a)	747	4,082
Vodafone Qatar QSC (a)	451	1,302

TOTAL QATAR		105,064

Russia - 0.7%
Acron Group (a)	19	899
Aeroflot - Russian Airlines (a)	1,100	2,255
Alrosa Co. Ltd. (a)	6,000	8,385
DIXY Group OJSC (a)	310	1,581
Federal Grid Co. of Unified Energy System (a)	400,000	1,079
Gazprom OAO (a)	31,116	68,185
Inter Rao Ues JSC (a)	72,282	3,876
LSR Group OJSC GDR (Reg. S)	361	1,022
Lukoil PJSC (a)	1,106	53,970
Magnit OJSC GDR (Reg. S)	748	29,688
MegaFon PJSC GDR	345	3,288
MMC Norilsk Nickel PJSC (a)	162	23,875
Mobile TeleSystems OJSC sponsored ADR	1,495	11,526
Moscow Exchange MICEX-RTS OAO (a)	3,330	6,130
NOVATEK OAO GDR (Reg. S)	242	25,870
PhosAgro OJSC GDR (Reg. S)	347	4,303
Rosneft Oil Co. OJSC (a)	2,871	15,743
Rostelecom PJSC (a)	3,210	4,000
RusHydro PJSC (a)	420,000	5,266
Sberbank of Russia (a)	27,862	64,853
Severstal PAO (a)	520	7,270
Sistema JSFC sponsored GDR	574	4,288
Surgutneftegas OJSC (a)	20,400	8,692
Tatneft PAO (a)	3,952	22,128
VTB Bank OJSC (a)	12,601,820	13,466

TOTAL RUSSIA		391,638

Singapore - 0.8%
Ascendas India Trust	5,300	4,076
Ascendas Real Estate Investment Trust	4,800	8,177
Ascott Residence Trust	2,700	2,203
Asian Pay Television Trust	3,600	1,333
Cache Logistics Trust	4,400	2,625
CapitaCommercial Trust (REIT)	4,800	5,434
CapitaLand Ltd.	6,800	15,103
CapitaMall Trust	6,800	10,118
CDL Hospitality Trusts unit	3,900	3,756
City Developments Ltd.	1,200	7,323
ComfortDelgro Corp. Ltd.	4,800	8,763
Croesus Retail Trust	4,281	2,646
DBS Group Holdings Ltd.	4,736	51,062
Ezion Holdings Ltd. (a)	6,000	1,294
First Resources Ltd.	700	916
Frasers Centrepoint Trust	1,600	2,392
Global Logistic Properties Ltd.	6,800	8,676
Hutchison Port Holdings Trust	14,200	6,319
Jardine Cycle & Carriage Ltd.	300	9,104
K-REIT Asia	2,800	2,194
Keppel Corp. Ltd.	3,900	14,801
Keppel DC (REIT)	6,900	6,175
Macquarie MEAG Prime (REIT)	8,200	4,804
Mapletree Commercial Trust	5,823	6,404
Mapletree Greater China Commercial Trust	2,800	2,093
Mapletree Industrial (REIT)	3,100	3,833
Mapletree Logistics Trust (REIT)	1,931	1,437
MobileOne Ltd.	2,400	3,519
Oversea-Chinese Banking Corp. Ltd.	8,200	49,981
Raffles Medical Group Ltd.	1,700	1,839
Sembcorp Industries Ltd.	3,300	6,001
Sembcorp Marine Ltd.	2,100	1,955
Singapore Airlines Ltd.	1,200	8,737
Singapore Airport Terminal Service Ltd.	1,700	5,914
Singapore Exchange Ltd.	2,900	14,779
Singapore Post Ltd.	7,200	8,280
Singapore Press Holdings Ltd.	5,400	14,439
Singapore Technologies Engineering Ltd.	4,600	10,349
Singapore Telecommunications Ltd.	20,900	58,287
StarHub Ltd.	800	1,944
Suntec (REIT)	8,500	10,264
United Engineers Ltd.	1,700	3,165
United Overseas Bank Ltd.	3,430	46,300
UOL Group Ltd.	1,700	6,928
Venture Corp. Ltd.	1,300	8,877
Wilmar International Ltd.	4,600	10,944
Yangzijiang Shipbuilding Holdings Ltd.	3,000	1,606

TOTAL SINGAPORE		467,169

South Africa - 1.4%
Advtech Ltd.	1,015	1,310
Aeci Ltd.	370	2,793
African Rainbow Minerals Ltd.	232	1,678
Anglo American Platinum Ltd. (a)	164	3,864
AngloGold Ashanti Ltd. (a)	1,121	15,263
Arrowhead Properties Ltd. A linked	2,443	1,578
Aspen Pharmacare Holdings Ltd.	1,008	21,958
Assore Ltd.	133	1,800
Attacq Ltd. (a)	743	942
AVI Ltd.	889	6,248
Barclays Africa Group Ltd.	1,167	13,533
Barloworld Ltd.	691	4,476
Bidcorp Ltd.	904	15,940
Bidvest Group Ltd.	854	10,603
Blue Label Telecoms Ltd.	760	1,150
Capitec Bank Holdings Ltd.	112	5,690
Cashbuild Ltd.	49	1,431
City Lodge Hotels Ltd.	140	1,514
Clicks Group Ltd.	607	5,650
Coronation Fund Managers Ltd.	710	3,819
DataTec Ltd.	411	1,368
Discovery Ltd.	847	7,238
Emira Property Fund Ltd.	1,649	1,712
EOH Holdings Ltd.	246	2,917
Exxaro Resources Ltd.	389	2,862
Famous Brands Ltd.	170	1,983
FirstRand Ltd.	8,718	31,242
Fortress Income Fund Ltd.:
Class A	3,441	4,172
Class B	1,340	3,186
Foschini Ltd.	717	7,381
Gold Fields Ltd.	2,322	9,577
Grindrod Ltd.	1,178	971
Growthpoint Properties Ltd.	5,950	11,094
Harmony Gold Mining Co. Ltd.	1,157	3,592
Hosken Consolidated Investment Ltd.	120	1,130
Hyprop Investments Ltd.	679	6,028
Impala Platinum Holdings Ltd. (a)	1,616	6,496
Imperial Holdings Ltd.	440	5,558
Investec Ltd.	924	5,698
JSE Ltd.	215	2,508
KAP Industrial Holdings Ltd.	6,065	3,486
Liberty Holdings Ltd.	348	2,993
Life Healthcare Group Holdings Ltd.	2,610	6,968
Massmart Holdings Ltd.	371	3,215
MMI Holdings Ltd.	2,958	4,960
Mondi Ltd.	280	5,472
Mpact Ltd.	435	1,064
Mr Price Group Ltd.	597	6,806
MTN Group Ltd.	4,372	37,762
Murray & Roberts Holdings Ltd.	982	672
Nampak Ltd.	1,842	2,568
Naspers Ltd. Class N	1,137	190,563
Nedbank Group Ltd.	490	8,013
Netcare Ltd.	2,193	5,632
Northam Platinum Ltd. (a)	1,125	4,107
Omnia Holdings Ltd.	91	1,103
Pick 'n Pay Stores Ltd.	1,066	5,217
Pioneer Foods Ltd.	337	4,068
Pretoria Portland Cement Co. Ltd.	3,932	1,604
PSG Group Ltd.	153	2,391
Rand Merchant Insurance Holdings Ltd.	2,536	7,595
Rebosis Property Fund Ltd.	1,887	1,595
Redefine Properties Ltd.	10,872	9,337
Remgro Ltd.	1,559	25,899
Resilient Property Income Fund Ltd.	717	5,933
Reunert Ltd.	722	3,304
RMB Holdings Ltd.	1,997	8,815
SA Corporate Real Estate Fund	4,096	1,680
Sanlam Ltd.	3,390	16,432
Sappi Ltd. (a)	1,288	7,164
Sasol Ltd.	1,443	39,848
Shoprite Holdings Ltd.	1,189	17,548
Sibanye Gold Ltd.	1,568	4,362
Spar Group Ltd.	487	6,898
Standard Bank Group Ltd.	3,441	36,508
Sun International Ltd.	233	1,439
Super Group Ltd. (a)	861	2,541
Telkom SA Ltd.	736	3,396
Tiger Brands Ltd.	480	13,669
Tongaat Hulett Ltd.	301	2,721
Trencor Ltd.	474	1,009
Truworths International Ltd.	1,203	6,375
Tsogo Sun Holdings Ltd.	671	1,523
Vodacom Group Ltd.	992	10,701
Vukile Property Fund Ltd.	2,571	3,527
Wilson Bayly Holmes-Ovcon Ltd.	192	2,164
Woolworths Holdings Ltd.	2,736	15,849
Zeder Investments Ltd.	2,233	1,105

TOTAL SOUTH AFRICA		795,554

Spain - 2.0%
Abertis Infraestructuras SA	1,531	22,731
Acerinox SA	443	5,456
ACS Actividades de Construccion y Servicios SA	610	18,703
Aena SA	160	23,492
Almirall SA	322	4,634
Amadeus IT Holding SA Class A	1,127	53,198
Applus Services SA	556	5,342
Atresmedia Corporacion de Medios de Comunicacion SA	213	2,193
Axiare Patrimonio SOCIMI SA	118	1,679
Azucarera Ebro Agricolas SA	209	4,511
Banco Bilbao Vizcaya Argentaria SA	17,237	124,084
Banco de Sabadell SA	14,990	20,059
Banco Popular Espanol SA	9,543	10,465
Banco Santander SA:
rights 11/1/16 (a)	35,258	1,974
(Spain)	37,715	184,805
Bankia SA	12,064	10,621
Bankinter SA	1,903	14,569
Bolsas Y Mercados Espanoles	212	6,416
CaixaBank SA	8,830	26,644
Catalana Occidente SA	140	4,412
Cellnex Telecom Sau	402	6,602
Cie Automotive SA	67	1,382
Compania de Distribucion Integral Logista Holdings SA	174	3,864
Construcciones y Auxiliar de Ferrocarriles	6	2,261
Corporacion Financiera Alba SA	56	2,454
Distribuidora Internacional de Alimentacion SA	1,435	7,683
Enagas SA	563	16,162
Ence Energia y Celulosa SA	384	839
Endesa SA	816	17,346
Euskaltel, S.A. (a)	190	1,915
FAES FARMA SA	574	2,108
Ferrovial SA	1,206	23,466
Ferrovial SA rights 11/14/16 (a)	1,206	516
Fomento Construcciones y Contratas SA (FOCSA) (a)	118	1,021
Gamesa Corporacion Tecnologica SA	676	15,639
Gas Natural SDG SA	929	18,331
Grifols SA	719	14,215
Grupo Acciona SA	98	7,460
Hispania Activos Inmobiliarios SA	360	4,434
Iberdrola SA	13,284	90,543
Inditex SA	2,772	96,903
Indra Sistemas (a)	202	2,502
Inmobiliaria Colonial SA	624	4,407
International Consolidated Airlines Group SA	1,940	10,303
Lar Espana Real Estate Socimi SA	145	1,043
Liberbank SA (a)	1,167	1,159
MAPFRE SA (Reg.)	2,523	7,497
Mediaset Espana Comunicacion SA	618	6,903
Melia Hotels International SA	499	6,171
Merlin Properties Socimi SA	898	10,094
Miquel y Costas & Miquel SA	34	1,447
New Hampshire Hotel Group S.A (a)	689	3,044
Obrascon Huarte Lain SA	436	1,753
Pharma Mar SA (a)	321	869
Promotora de Informaciones SA (a)	255	1,769
Prosegur Compania de Seguridad SA (Reg.)	794	5,770
Red Electrica Corporacion SA	1,125	23,471
Repsol YPF SA	3,039	42,585
Talgo SA (a)	213	991
Tecnicas Reunidas SA	150	5,626
Telefonica SA	11,676	118,635
Vallehermoso SA (a)	640	1,463
Viscofan Envolturas Celulosicas SA	122	5,750
Zardoya Otis SA	722	6,095

TOTAL SPAIN		1,150,479

Sweden - 1.9%
AarhusKarlshamn AB	90	5,944
AF AB (B Shares)	145	2,657
Alfa Laval AB	826	11,870
Arcam AB (a)	48	1,581
ASSA ABLOY AB (B Shares)	2,600	47,251
Atlas Copco AB:
(A Shares)	1,701	49,907
(B Shares)	885	23,144
Attendo AB	189	1,611
Avanza Bank Holding AB	77	2,911
Axfood AB	188	2,939
Bergman & Beving AB (B Shares)	60	1,335
Betsson AB (B Shares)	333	3,215
Bilia AB (A Shares)	118	2,815
Billerud AB	436	7,164
Boliden AB	771	17,866
Bonava AB (a)	258	3,188
Bravida AB	145	891
Bure Equity AB	215	2,357
BYGGmax Group AB	241	1,588
Capio AB	157	827
Castellum AB	579	7,846
Clas Ohlson AB (B Shares)	208	2,936
Cloetta AB	292	1,035
Com Hem Holding AB	394	3,551
Concentric AB	90	1,071
D. Carnegie & Co. AB (a)	152	1,708
Dios Fastigheter AB	128	854
Dometic Group AB	398	2,816
Duni AB	68	905
Electrolux AB (B Shares)	672	15,914
Elekta AB (B Shares) (a)	999	8,666
Eltel AB	115	713
Evolution Gaming Group AB	34	981
Fabege AB	437	7,383
Fastighets AB Balder (a)	275	6,248
Fingerprint Cards AB (a)	848	8,215
Getinge AB (B Shares)	535	8,766
Granges AB	102	991
H&M Hennes & Mauritz AB (B Shares)	2,422	68,138
Haldex AB	84	1,083
Hemfosa Fastigheter AB	472	4,442
Hexagon AB (B Shares)	670	23,456
HEXPOL AB (B Shares)	627	5,154
Hoist Finance AB	107	966
Holmen AB (B Shares)	114	3,903
Hufvudstaden AB Series A	215	3,328
Husqvarna AB (B Shares)	1,012	7,613
ICA Gruppen AB	207	6,429
Industrivarden AB (C Shares)	502	8,959
Indutrade AB	307	5,707
Intrum Justitia AB	264	8,140
Investment AB Oresund	100	1,600
Investor AB (B Shares)	1,062	37,755
Inwido AB	197	2,154
JM AB (B Shares)	235	6,767
Kinnevik AB (B Shares)	573	14,490
Klovern AB (B Shares)	737	777
Kungsleden AB	287	1,811
Lifco AB	133	3,366
Lindab International AB	121	1,037
Loomis AB (B Shares)	205	5,833
Lundbergfoeretagen AB	74	4,793
Lundin Petroleum AB (a)	653	11,748
Mekonomen AB	97	1,724
Modern Times Group MTG AB (B Shares)	194	5,224
Mycronic AB	246	2,567
NCC AB Series B	243	6,177
Net Entertainment NE AB	496	3,907
Nibe Industrier AB (B Shares)	1,102	8,199
Nobia AB	430	3,747
Nobina AB	433	2,900
Nolato AB Series B	39	1,118
Nordea Bank AB	7,761	81,587
Pandox AB	213	3,377
Peab AB	784	6,653
Ratos AB (B Shares)	630	2,589
RaySearch Laboratories AB	121	2,679
Recipharm AB	74	1,077
Rezidor Hotel Group AB	372	1,520
Saab AB (B Shares)	198	7,015
Sandvik AB	2,646	30,086
Securitas AB (B Shares)	926	14,312
Skandinaviska Enskilda Banken AB (A Shares)	3,782	38,167
Skanska AB (B Shares)	873	18,964
SKF AB (B Shares)	1,052	17,832
SkiStar AB	101	1,554
SSAB Svenskt Stal AB:
(A Shares) (a)	340	1,078
(B Shares) (a)	1,920	5,098
Starbreeze AB (a)	563	1,384
Svenska Cellulosa AB (SCA) (B Shares)	1,541	43,660
Svenska Handelsbanken AB (A Shares)	3,860	52,624
Sweco AB (B Shares)	371	7,439
Swedbank AB (A Shares)	2,271	53,204
Swedish Match Co. AB	548	19,069
Swedish Orphan Biovitrum AB (a)	510	5,226
Tele2 AB:
rights 11/16/16 (a)	1,186	355
(B Shares)	1,186	9,802
Telefonaktiebolaget LM Ericsson (B Shares)	8,028	38,943
TeliaSonera AB	6,853	27,390
Thule Group AB	174	2,687
Tobii AB (a)	136	1,050
Trelleborg AB (B Shares)	761	13,287
Vitrolife AB	17	880
Volvo AB (B Shares)	3,961	42,539
Wallenstam AB (B Shares)	782	6,022
Wihlborgs Fastigheter AB	257	4,979

TOTAL SWEDEN		1,110,800

Switzerland - 5.2%
ABB Ltd. (Reg.)	4,959	102,306
Actelion Ltd.	294	42,486
Adecco SA (Reg.)	464	27,595
AFG Arbonia-Forster-Holding AG (a)	62	930
Allreal Holding AG	52	7,651
Aryzta AG	256	11,248
Ascom Holding AG (Reg.)	120	2,055
Autoneum Holding AG	4	1,059
Baloise Holdings AG	142	17,478
Banque Cantonale Vaudoise	9	5,653
Barry Callebaut AG	6	7,470
Basilea Pharmaceutica AG (a)	48	3,235
BKW AG	23	1,070
Bobst Group SA	58	3,194
Bossard Holding AG	30	4,275
Bucher Industries AG	11	2,444
Burckhardt Compression Holding AG	6	1,740
Cembra Money Bank AG	114	8,715
Clariant AG (Reg.)	865	14,327
Coca-Cola HBC AG	426	9,208
Comet Holding AG	1	866
Compagnie Financiere Richemont SA Series A	1,369	88,013
Credit Suisse Group AG	4,905	68,438
Daetwyler Holdings AG	13	1,779
Dufry AG (a)	118	14,357
Emmi AG	5	2,951
Ems-Chemie Holding AG	25	12,550
Flughafen Zuerich AG	80	14,714
Forbo Holding AG (Reg.)	2	2,551
Galenica AG	11	11,027
GAM Holding Ltd.	483	4,681
Gategroup Holding AG	79	4,040
Geberit AG (Reg.)	100	42,312
Georg Fischer AG (Reg.)	9	7,981
Givaudan SA	25	48,381
Helvetia Holding AG (Reg.)	20	10,409
Huber+Suhner AG	60	3,493
Implenia AG	41	2,745
INFICON Holding AG	12	4,311
Intershop Holding AG	12	6,124
Julius Baer Group Ltd.	655	26,515
Kaba Holding AG (B Shares) (Reg.)	8	5,558
Kardex AG	11	940
Komax Holding AG (Reg.)	5	1,205
Kudelski SA (Bearer)	61	1,051
Kuehne & Nagel International AG	158	21,428
Lafargeholcim Ltd. (Reg.)	1,218	65,051
Leonteq AG	15	865
Lindt & Spruengli AG (participation certificate)	4	20,777
Logitech International SA (Reg.)	418	10,117
Lonza Group AG	133	25,107
Meyer Burger Technology AG (a)	228	747
Mobimo Holding AG	9	2,166
Nestle SA (Reg. S)	8,196	594,273
Novartis AG	5,808	412,180
OC Oerlikon Corp. AG (Reg.)	1,083	10,189
Oriflame Holding AG	99	3,640
Panalpina Welttransport Holding AG	17	2,208
Pargesa Holding SA	148	9,938
Partners Group Holding AG	45	22,783
PSP Swiss Property AG	113	10,106
Rieter Holding AG (Reg.)	6	1,141
Roche Holding AG (participation certificate)	1,823	418,710
Schindler Holding AG:
(participation certificate)	56	10,407
(Reg.)	107	19,788
Schweiter Technologies AG	6	6,464
SFS Group AG	56	4,219
SGS SA (Reg.)	13	26,353
Siegfried Holding AG	11	2,262
Sika AG	6	28,837
Sonova Holding AG Class B	134	17,970
St.Galler Kantonalbank AG	3	1,126
Straumann Holding AG	33	12,389
Sulzer AG (Reg.)	50	4,926
Sunrise Communications Group AG	98	6,695
Swatch Group AG (Bearer)	77	23,165
Swatch Group AG (Bearer) (Reg.)	155	8,936
Swiss Life Holding AG	77	20,387
Swiss Prime Site AG	181	15,008
Swiss Re Ltd.	861	79,962
Swisscom AG	64	29,279
Syngenta AG (Switzerland)	242	96,840
Tecan Group AG	31	5,106
Temenos Group AG	166	10,711
u-blox Holding AG	24	4,535
UBS Group AG	9,578	135,508
Valiant Holding AG	89	8,441
Valora Holding AG	26	7,561
Vontobel Holdings AG	64	3,134
VZ Holding AG	7	2,073
Ypsomed Holding AG	5	955
Zehnder Group AG (a)	53	2,204
Zurich Insurance Group AG	390	102,037
ZZ Holding AG	6	4,144

TOTAL SWITZERLAND		2,993,979

Taiwan - 2.7%
Accton Technology Corp.	1,000	1,599
Acer, Inc.	10,000	4,599
Advanced Semiconductor Engineering, Inc.	16,000	18,817
Advantech Co. Ltd.	1,000	8,151
Asia Cement Corp.	7,000	6,117
Asia Pacific Telecom Co. Ltd. (a)	4,000	1,288
ASUSTeK Computer, Inc.	2,000	17,540
AU Optronics Corp.	21,000	7,984
Bank of Kaohsiung Co. Ltd.	14,728	4,134
Catcher Technology Co. Ltd.	2,000	15,700
Cathay Financial Holding Co. Ltd.	21,000	27,275
Chang Hwa Commercial Bank	11,240	5,758
Cheng Shin Rubber Industry Co. Ltd.	6,000	12,237
Chicony Electronics Co. Ltd.	1,005	2,576
Chin-Poon Industrial Co. Ltd.	1,000	1,919
China Airlines Ltd.	4,000	1,212
China Bills Finance Corp.	4,000	1,605
China Development Finance Holding Corp.	42,000	10,537
China Life Insurance Co. Ltd.	9,120	8,432
China Petrochemical Development Corp. (a)	7,000	2,005
China Steel Chemical Corp.	1,000	3,441
China Steel Corp.	29,000	20,972
Chinatrust Financial Holding Co. Ltd.	46,960	25,321
Chipbond Technology Corp.	1,000	1,384
Chroma ATE, Inc.	1,000	2,541
Chunghwa Telecom Co. Ltd.	10,000	34,273
Clevo Co. Ltd.	2,000	1,833
Compal Electronics, Inc.	14,000	8,348
Compeq Manufacturing Co. Ltd.	6,000	3,169
Coretronic Corp.	2,000	2,074
CTCI Corp.	3,000	4,410
Delta Electronics, Inc.	5,000	26,405
E Ink Holdings, Inc.	3,000	2,550
E.SUN Financial Holdings Co. Ltd.	20,500	11,671
ECLAT Textile Co. Ltd.	1,000	11,387
Elite Material Co. Ltd.	1,000	2,794
eMemory Technology, Inc.	1,000	10,625
EPISTAR Corp. (a)	2,000	1,364
Eternal Materials Co. Ltd.	2,160	2,281
EVA Airways Corp.	3,150	1,519
Evergreen Marine Corp. (Taiwan) (a)	3,000	1,123
Everlight Electronics Co. Ltd.	1,000	1,511
Far Eastern International Bank	4,080	1,162
Far Eastern Textile Ltd.	11,000	8,530
Far EasTone Telecommunications Co. Ltd.	5,000	11,831
Feng Hsin Iron & Steel Co.	2,000	2,658
Feng Tay Enterprise Co. Ltd.	1,120	4,689
First Financial Holding Co. Ltd.	19,270	10,115
FLEXium Interconnect, Inc.	2,000	5,703
Formosa Chemicals & Fibre Corp.	8,000	23,826
Formosa Petrochemical Corp.	3,000	10,039
Formosa Plastics Corp.	10,000	27,087
Formosa Taffeta Co. Ltd.	1,000	913
Foxconn Technology Co. Ltd.	2,010	5,840
Fubon Financial Holding Co. Ltd.	19,000	26,998
Giant Manufacturing Co. Ltd.	1,000	7,089
Giga-Byte Technology Co. Ltd.	3,000	3,954
Grape King Bio Ltd.	1,000	8,405
Great Wall Enterprise Co. Ltd.	2,000	1,824
HannStar Display Corp. (a)	9,000	2,258
Highwealth Construction Corp.	1,000	1,483
HIWIN Technologies Corp.	1,020	4,513
Hon Hai Precision Industry Co. Ltd. (Foxconn)	40,000	108,220
Hota Industrial Manufacturing Co. Ltd.	1,000	4,171
Hotai Motor Co. Ltd.	1,000	11,656
HTC Corp. (a)	2,000	5,861
Hua Nan Financial Holdings Co. Ltd.	22,496	11,452
Innolux Corp.	25,000	8,445
Inotera Memories, Inc. (a)	6,000	5,623
Inventec Corp.	8,000	6,267
Kenda Rubber Industrial Co. Ltd.	3,060	4,688
King Slide Works Co. Ltd.	1,000	12,275
King Yuan Electronics Co. Ltd.	3,000	2,640
King's Town Bank	4,000	3,280
Kinsus Interconnect Technology Corp.	2,000	4,624
Lee Chang Yung Chemical Industry Corp.	1,000	1,224
Lien Hwa Industrial Corp.	2,050	1,391
Lite-On Technology Corp.	6,009	8,634
Makalot Industrial Co. Ltd.	1,000	3,949
MediaTek, Inc.	4,000	30,449
Mega Financial Holding Co. Ltd.	27,000	18,498
Merida Industry Co. Ltd.	1,000	4,615
Merry Electronics Co. Ltd.	1,000	3,870
Micro-Star International Co. Ltd.	2,000	5,766
Namchow Chemical Industrial Co. Ltd.	1,000	2,135
Nan Ya Plastics Corp.	12,000	25,006
Nankang Rubber Tire Co. Ltd.	2,000	1,846
Nanya Technology Corp.	1,000	1,299
Nien Made Enterprise Co. Ltd.	1,000	11,609
Novatek Microelectronics Corp.	2,000	7,517
OBI Pharma, Inc. (a)	1,000	10,483
PChome Online, Inc.	1,000	10,879
Pegatron Corp.	5,000	13,480
Phison Electronics Corp.	1,000	7,105
Pou Chen Corp.	6,000	8,126
Powertech Technology, Inc.	3,000	8,573
President Chain Store Corp.	2,000	14,971
Qisda Corp.	8,000	3,375
Quanta Computer, Inc.	7,000	14,209
Radiant Opto-Electronics Corp.	1,000	1,691
Realtek Semiconductor Corp.	1,000	3,394
Ruentex Development Co. Ltd. (a)	2,000	2,309
Ruentex Industries Ltd.	1,000	1,614
Shin Kong Financial Holding Co. Ltd. (a)	26,000	5,649
Shin Zu Shing Co. Ltd.	1,000	3,016
Shinkong Insurance Co. Ltd.	2,000	1,510
Siliconware Precision Industries Co. Ltd.	5,000	7,570
Simplo Technology Co. Ltd.	1,000	3,092
Sino-American Silicon Products, Inc.	4,000	4,314
Sinopac Holdings Co.	34,350	9,925
Standard Foods Corp.	1,110	2,750
Synnex Technology International Corp.	2,100	2,245
Systex Corp.	1,000	1,687
Taichung Commercial Bank Co. Ltd.	4,068	1,160
TaiMed Biologics, Inc.	1,000	6,296
Taishin Financial Holdings Co. Ltd.	22,506	8,245
Taiwan Business Bank	8,400	2,126
Taiwan Cement Corp.	8,000	9,604
Taiwan Cooperative Financial Holding Co. Ltd.	19,350	8,500
Taiwan Fertilizer Co. Ltd.	2,000	2,683
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,760
Taiwan Glass Industry Corp. (a)	2,000	837
Taiwan Mobile Co. Ltd.	4,000	14,019
Taiwan Paiho Ltd.	1,000	3,410
Taiwan Secom Co.	1,000	2,870
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	384,440
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,503
Tatung Co. Ltd. (a)	12,000	3,163
TECO Electric & Machinery Co. Ltd.	4,000	3,559
Tong Hsing Electronics Industries Ltd.	1,000	3,457
Tong Yang Industry Co. Ltd.	1,000	2,328
Tripod Technology Corp.	2,000	4,739
TSRC Corp.	1,000	1,036
TTY Biopharm Co. Ltd.	1,000	3,774
Tung Ho Steel Enterprise Corp.	3,000	1,917
Unified-President Enterprises Corp.	13,000	25,193
Unimicron Technology Corp.	3,000	1,242
United Microelectronics Corp.	33,000	12,294
Vanguard International Semiconductor Corp.	3,000	6,128
Walsin Lihwa Corp.	8,000	2,804
Wei-Chuan Food Corp. (a)	2,000	1,135
Win Semiconductors Corp.	1,389	3,864
Winbond Electronics Corp.	4,000	1,259
Wistron Corp.	8,089	6,106
Wistron NeWeb Corp.	2,000	5,576
WPG Holding Co. Ltd.	2,000	2,347
Yageo Corp.	1,000	2,017
Yuanta Financial Holding Co. Ltd.	24,000	8,982
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,180
Yulon Motor Co. Ltd.	2,000	1,754
Yungtay Engineering Co. Ltd.	1,000	1,413

TOTAL TAIWAN		1,524,095

Thailand - 0.5%
Advanced Info Service PCL	1,300	5,695
Advanced Info Service PCL (For. Reg.)	2,400	10,514
Airports of Thailand PCL (For. Reg.)	1,000	10,874
Asia Plus Group Holdings PCL	15,000	1,456
Bangkok Airways PCL	5,500	3,909
Bangkok Bank PCL (For. Reg.)	400	1,815
Bangkok Dusit Medical Services PCL (For. Reg.)	11,800	7,679
Bangkok Expressway and Metro PCL	23,400	4,976
Bangkok Land PCL	52,700	2,376
Banpu PCL (For. Reg.)	2,500	1,306
Beauty Community Public Co. Ltd.	9,600	3,124
BEC World PCL (For. Reg.)	4,400	2,574
BTS Group Holdings PCL	28,400	6,930
Bumrungrad Hospital PCL (For. Reg.)	700	3,656
C.P. ALL PCL	1,000	1,734
C.P. ALL PCL (For. Reg.)	11,200	19,419
Carabao Group PCL	1,000	1,969
Central Pattana PCL (For. Reg.)	4,800	7,638
Charoen Pokphand Foods PCL (For. Reg.)	7,200	6,473
Delta Electronics PCL (For. Reg.)	1,100	2,465
Dynasty Ceramic PCL (For. Reg.)	17,900	2,279
Electricity Generating PCL (For. Reg.)	500	2,783
Energy Absolute PCL	1,800	1,451
Energy Earth PCL	7,600	998
Glow Energy PCL (For. Reg.)	900	1,978
Group Lease PCL	1,700	2,232
Gunkul Engineering PCL	19,100	2,704
Hana Microelectronics PCL (For. Reg.)	1,400	1,279
Home Product Center PCL (For. Reg.)	7,200	2,075
Indorama Ventures PCL	2,500	2,087
Indorama Ventures PCL (For. Reg.)	2,200	1,837
IRPC PCL	19,300	2,633
IRPC PCL (For. Reg.)	14,400	1,965
Jasmine International Public Co. Ltd.	6,100	1,454
Kasikornbank PCL	1,000	4,909
Kasikornbank PCL (For. Reg.)	3,900	19,145
KCE Electronics PCL	500	1,598
Kiatnakin Bank PCL (For. Reg.)	800	1,336
Krung Thai Bank PCL (For. Reg.)	17,400	8,542
Major Cineplex Group PCL (For. Reg.)	1,400	1,159
Minor International PCL (For. Reg.)	6,700	7,362
PTT Exploration and Production PCL (For. Reg.)	4,100	9,742
PTT Global Chemical PCL (For. Reg.)	5,100	8,734
PTT PCL	600	5,925
PTT PCL (For. Reg.)	2,300	22,713
Robinsons Department Store PCL (For. Reg.)	1,400	2,318
Siam Cement PCL (For. Reg.)	1,000	14,385
Siam Commercial Bank PCL (For. Reg.)	4,000	16,382
Siam Global House Publc Co. Ltd.	4,700	2,066
Sino-Thai Engineering & Construction PCL (For. Reg.)	1,700	1,237
Srisawad Power 1979 PCL	900	1,027
Superblock Public Co. Ltd. (a)	19,700	894
Thai Airways International PCL (For. Reg.) (a)	1,200	959
Thai Oil PCL (For. Reg.)	3,000	5,994
Thai Union Frozen Products PCL	3,700	2,292
Thai Union Frozen Products PCL (For. Reg.)	2,700	1,672
Thanachart Capital PCL (For. Reg.)	1,400	1,578
TMB PCL (For. Reg.)	38,600	2,314
True Corp. PCL (For. Reg.)	33,900	6,531
TThai Tap Water Supply PCL	5,000	1,498
WHA Corp. PCL (a)	25,000	2,355

TOTAL THAILAND		289,004

Turkey - 0.2%
Akbank T.A.S.	5,276	14,101
Akcansa Cimento A/S	294	1,226
Albaraka Turk Katilim Bankasi A/S	3,589	1,438
Anadolu Efes Biracilik Ve Malt Sanayii A/S	787	4,810
Anadolu Sigoria	2,500	1,390
Arcelik A/S	719	4,750
Aygaz A/S	428	1,510
Bim Birlesik Magazalar A/S JSC	486	7,916
Cimsa Cimento Sanayi Ve Ticaret A/S	254	1,262
Coca-Cola Icecek Sanayi A/S	232	2,624
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,524	4,620
Eregli Demir ve Celik Fabrikalari T.A.S.	3,874	5,258
Ford Otomotiv Sanayi A/S	134	1,370
Haci Omer Sabanci Holding A/S	2,517	7,606
Koc Holding A/S	1,651	6,883
NET Holding A/S (a)	1,018	1,017
Petkim Petrokimya Holding A/S	1,039	1,410
Soda Sanayii AS	1,067	1,483
TAV Havalimanlari Holding A/S	281	1,155
Tekfen Holding A/S	626	1,588
Tofas Turk Otomobil Fabrikasi A/S	391	2,944
Tupras Turkiye Petrol Rafinelleri A/S	356	7,254
Turk Hava Yollari AO (a)	1,537	2,702
Turk Sise ve Cam Fabrikalari A/S	1,312	1,378
Turk Telekomunikasyon A/S	721	1,333
Turkcell Iletisim Hizmet A/S	2,346	7,559
Turkiye Garanti Bankasi A/S	6,993	19,007
Turkiye Halk Bankasi A/S	2,007	6,097
Turkiye Is Bankasi A/S Series C	5,426	8,803
Turkiye Sinai Kalkinma Bankasi A/S	3,481	1,541
Turkiye Vakiflar Bankasi TAO	2,060	3,049
Ulker Biskuvi Sanayi A/S	814	5,051
Yapi ve Kredi Bankasi A/S (a)	1,278	1,528

TOTAL TURKEY		141,663

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	4,718	7,887
Air Arabia PJSC (a)	7,399	2,619
Aldar Properties PJSC (a)	8,590	6,174
Arabtec Holding Co. (a)	9,610	3,480
Dana Gas PJSC (a)	7,556	1,090
DP World Ltd.	368	6,606
Dubai Financial Market PJSC (a)	2,834	887
Dubai Islamic Bank Pakistan Ltd. (a)	3,951	5,637
Dubai Parks and Resorts PJSC (a)	9,280	3,967
Emaar Malls Group PJSC (a)	5,462	3,822
Emaar Properties PJSC	8,911	16,910
Emirates Telecommunications Corp.	4,520	23,197
First Gulf Bank PJSC	2,538	7,946
National Bank of Abu Dhabi PJSC (a)	1,509	3,636
Waha Capital PJSC (a)	6,006	3,074

TOTAL UNITED ARAB EMIRATES		96,932

United Kingdom - 10.5%
3i Group PLC	2,519	20,689
AA PLC	1,578	4,947
Abcam PLC	594	6,333
Aberdeen Asset Management PLC	2,215	8,681
Acacia Mining PLC	548	3,478
Admiral Group PLC	596	13,985
Advanced Medical Solutions Group PLC	465	1,211
Aggreko PLC	659	6,465
Aldermore Group PLC (a)	513	1,084
Allied Minds PLC (a)	637	2,651
Amec Foster Wheeler PLC	1,081	5,917
Anglo American PLC (United Kingdom) (a)	3,678	50,916
Antofagasta PLC	963	6,400
AO World PLC (a)	455	878
Arrow Global Group PLC	309	1,134
Ashmore Group PLC	1,085	4,663
Ashtead Group PLC	1,255	19,632
ASOS PLC (a)	129	8,301
Associated British Foods PLC	923	27,814
AstraZeneca PLC (United Kingdom)	3,313	185,512
Auto Trader Group PLC	2,388	10,952
Aveva Group PLC	202	4,549
Aviva PLC	10,570	57,276
B&M European Value Retail S.A.	1,617	4,643
Babcock International Group PLC	555	6,718
BAE Systems PLC	8,120	53,801
Balfour Beatty PLC	1,899	6,299
Barclays PLC	44,330	102,704
Barratt Developments PLC	2,746	15,249
BBA Aviation PLC	2,667	8,442
Beazley PLC	1,462	6,514
Bellway PLC	334	9,673
Berendsen PLC	453	5,356
Berkeley Group Holdings PLC	345	9,962
BGEO Group PLC	143	5,174
BHP Billiton PLC	5,503	82,749
Big Yellow Group PLC	384	3,253
Bodycote PLC	774	5,613
Booker Group PLC	4,729	10,384
Bovis Homes Group PLC	400	3,709
BP PLC	48,623	287,445
Brewin Dolphin Holding PLC	708	2,253
British American Tobacco PLC (United Kingdom)	4,851	278,025
British Land Co. PLC	2,637	18,898
Britvic PLC	1,145	7,778
BT Group PLC	21,741	99,792
BTG PLC (a)	1,145	9,222
Bunzl PLC	826	22,232
Burberry Group PLC	1,204	21,737
Cairn Energy PLC (a)	1,925	4,793
Capita Group PLC	1,919	13,764
Capital & Counties Properties PLC	2,217	7,823
Card Factory PLC	1,191	3,698
Carillion PLC	1,695	5,210
Carnival PLC	509	24,551
Carphone Warehouse Group PLC	2,507	9,657
Centrica PLC	14,088	36,936
Chemring Group PLC (a)	615	1,092
Chesnara PLC	242	943
Cineworld Group PLC	703	4,651
Clinigen Group PLC	263	2,382
Close Brothers Group PLC	394	6,400
Cobham PLC	4,373	7,649
Coca-Cola European Partners PLC	528	20,359
Compass Group PLC	4,250	76,901
Costain Group PLC	205	928
Countrywide PLC	278	613
Crest Nicholson PLC	734	3,656
Croda International PLC	363	15,542
CVS Group PLC	82	878
CYBG PLC	2,702	8,936
Daily Mail & General Trust PLC Class A	745	6,839
Dairy Crest Group PLC	244	1,822
Dart Group PLC	174	764
De La Rue PLC	290	2,036
Debenhams PLC	1,795	1,180
Derwent London PLC	310	9,179
Diageo PLC	6,541	174,099
Dialog Semiconductor PLC (a)	220	8,634
Dignity PLC	156	5,066
Diploma PLC	382	4,383
Direct Line Insurance Group PLC	3,462	14,666
Domino's Pizza UK & IRL PLC	1,173	4,883
Drax Group PLC	1,269	4,922
DS Smith PLC	2,475	12,081
Dunelm Group PLC	393	3,639
easyJet PLC	349	4,003
Electrocomponents PLC	1,036	4,725
Elementis PLC	1,788	5,213
EMIS Group PLC	236	2,416
Empiric Student Property PLC	876	1,187
EnQuest PLC (a)	7,561	2,499
Enterprise Inns PLC (a)	1,931	2,180
Equiniti Group PLC	445	1,087
Essentra PLC	718	4,482
esure Group PLC	899	2,992
Evraz PLC (a)	1,129	2,834
Fenner PLC	519	1,391
Fever-Tree Drinks PLC	161	1,899
Firstgroup PLC (a)	3,370	4,521
Foxtons Group PLC	612	802
Fresnillo PLC	539	10,820
G4S PLC (United Kingdom)	3,821	10,289
Galliford Try PLC	248	3,722
Genus PLC	214	4,914
GKN PLC	4,131	16,110
GlaxoSmithKline PLC	12,690	250,682
Grainger Trust PLC	1,442	3,901
Great Portland Estates PLC	1,074	7,809
Greene King PLC	730	6,536
Greggs PLC	438	5,123
GW Pharmaceuticals PLC (a)	827	8,056
Halfords Group PLC	334	1,387
Halma PLC	1,153	14,790
Hammerson PLC	1,968	13,273
Hansteen Holdings PLC	2,621	3,449
Hargreaves Lansdown PLC	609	8,647
Hays PLC	3,582	5,989
Helical Bar PLC	267	864
Hikma Pharmaceuticals PLC	467	10,026
Hochschild Mining PLC	453	1,478
HomeServe PLC	749	5,588
Howden Joinery Group PLC	1,620	7,434
HSBC Holdings PLC (United Kingdom)	51,571	388,388
Hunting PLC	196	1,208
Ibstock PLC	431	879
ICAP PLC	1,250	7,413
IG Group Holdings PLC	932	9,417
Imagination Technologies Group PLC (a)	453	1,253
IMI PLC	667	8,115
Imperial Tobacco Group PLC	2,501	121,087
Inchcape PLC	1,311	10,438
Indivior PLC	1,708	6,573
Informa PLC	2,485	20,455
Inmarsat PLC	1,155	9,917
InterContinental Hotel Group PLC	540	20,985
Intermediate Capital Group PLC	744	5,514
International Personal Finance PLC	833	3,003
Interserve PLC	208	862
Intertek Group PLC	468	19,579
Intu Properties PLC	2,227	7,510
Investec PLC	1,370	8,519
ITE Group PLC	452	795
ITV PLC	9,840	20,535
J Sainsbury PLC	3,974	12,204
J.D. Weatherspoon PLC	282	3,003
John David Group PLC	179	3,328
John Laing Group PLC	1,051	3,477
John Menzies PLC	223	1,356
John Wood Group PLC	983	9,253
Johnson Matthey PLC	521	21,746
JRP Group PLC	834	1,235
Jupiter Fund Management PLC	1,202	6,351
JUST EAT Ltd. (a)	1,196	8,227
Kazakhmys PLC (a)	408	1,428
Kcom Group PLC	888	1,280
Keller Group PLC	112	933
Kier Group PLC	366	6,088
Kingfisher PLC	6,355	28,073
Ladbrokes PLC	2,047	3,347
Laird PLC	1,011	1,794
Land Securities Group PLC	2,124	25,972
Legal & General Group PLC	15,360	39,369
Lloyds Banking Group PLC	168,095	117,385
London Stock Exchange Group PLC	811	27,894
Londonmetric Properity PLC	1,861	3,396
Lonmin PLC (a)	1,093	2,542
Lookers PLC	545	689
Man Group PLC	5,102	7,787
Marks & Spencer Group PLC	4,065	16,914
Mediclinic International PLC	1,084	12,028
Meggitt PLC	1,849	9,852
Melrose Industries PLC	5,006	10,340
Merlin Entertainments PLC	2,147	12,110
Micro Focus International PLC	590	15,461
Mitchells & Butlers PLC	380	1,294
Mitie Group PLC	1,489	3,838
Mondi PLC	969	18,929
Moneysupermarket.com Group PLC	1,647	5,280
Morgan Advanced Materials PLC	780	2,602
N Brown Group PLC	356	831
National Express Group PLC Class L	1,229	5,533
National Grid PLC	9,569	124,471
NewRiver REIT PLC	436	1,654
Next PLC	395	23,284
Northgate PLC	227	1,169
Ocado Group PLC (a)	1,377	4,635
Old Mutual PLC	13,133	32,391
OneSavings Bank PLC	272	965
Ophir Energy PLC (a)	1,253	1,062
Oxford Instruments PLC	111	918
P2P Global Investments PLC	161	1,602
Pagegroup PLC	1,031	4,582
Paragon Group of Companies PLC	1,175	4,768
Pearson PLC	2,044	18,910
Pennon Group PLC	1,296	13,238
Persimmon PLC	768	15,924
Pets At Home Group PLC	1,387	3,623
Phoenix Group Holdings rights 11/9/16 (a)	404	1,098
Polypipe Group PLC	277	854
Premier Foods PLC (a)	1,466	816
Premier Oil PLC (a)	1,034	835
Primary Health Properties PLC	1,862	2,541
Provident Financial PLC	352	12,710
Prudential PLC	6,616	107,966
PZ Cussons PLC Class L	837	3,431
QinetiQ Group PLC	3,161	8,907
Reckitt Benckiser Group PLC	1,621	145,015
Redde PLC	453	981
Redrow PLC	743	3,450
RELX PLC	2,784	49,785
Renishaw PLC	94	2,972
Rentokil Initial PLC	4,552	12,720
Restore PLC	216	925
Rightmove PLC	279	12,755
Rio Tinto PLC	3,196	111,142
Rolls-Royce Holdings PLC	4,762	42,270
Rotork PLC	2,191	5,471
Royal Bank of Scotland Group PLC (a)	9,406	21,736
Royal Dutch Shell PLC:
Class A (United Kingdom)	11,080	275,970
Class B (United Kingdom)	9,796	252,663
Royal Mail PLC	2,265	13,612
RPC Group PLC	777	9,016
RPS Group PLC	412	854
RSA Insurance Group PLC	2,663	17,980
Safestore Holdings PLC	699	3,066
Saga PLC	2,744	6,664
Sage Group PLC	3,022	26,688
Savills PLC	442	3,755
Scapa Group PLC	307	1,073
Schroders PLC	355	12,249
Scottish & Southern Energy PLC	2,580	50,163
Segro PLC	2,493	13,341
Senior Engineering Group PLC	1,542	3,290
Serco Group PLC (a)	2,661	4,469
Severn Trent PLC	564	16,071
Shaftesbury PLC	725	8,137
Shanks Group PLC	773	847
Shanks Group PLC rights 11/9/16 (a)	289	111
Shawbrook Group PLC (a)	369	1,015
SIG PLC	1,180	1,596
Sirius Minerals PLC (a)	3,894	1,835
SKY PLC	2,814	28,175
Smith & Nephew PLC	2,418	34,955
Smiths Group PLC	907	15,742
SOCO International PLC	500	846
Softcat PLC	396	1,570
Sophos Group PLC	488	1,380
Spectris PLC	340	8,527
Spirax-Sarco Engineering PLC	176	9,505
Spire Healthcare Group PLC	1,413	6,434
Spirent Communications PLC	1,005	1,012
Sports Direct International PLC (a)	662	2,242
SSP Group PLC	1,606	6,678
St. James's Place Capital PLC	1,452	16,795
St. Modwen Properties PLC	495	1,653
Stagecoach Group PLC	1,432	3,467
Standard Chartered PLC (United Kingdom)	8,475	73,848
Standard Life PLC	4,955	20,487
Stock Spirits Group PLC	438	848
SuperGroup PLC	154	2,537
SVG Capital PLC (a)	539	4,635
Synthomer PLC	950	4,156
TalkTalk Telecom Group PLC	1,592	3,967
Tate & Lyle PLC	1,015	9,690
Taylor Wimpey PLC	8,975	15,566
Ted Baker PLC	59	1,787
Telecom Plus PLC	274	3,971
Tesco PLC (a)	20,983	54,046
The Go-Ahead Group PLC	151	3,833
The Restaurant Group PLC	407	1,871
The Weir Group PLC	534	11,111
Thomas Cook Group PLC (a)	4,549	3,870
TORM PLC	167	1,430
Travis Perkins PLC	603	9,839
Tritax Big Box REIT PLC	3,571	5,936
Tullett Prebon PLC	438	1,903
Tullow Oil PLC (a)	2,446	7,925
Ultra Electronics Holdings PLC	411	9,347
Unilever PLC	3,329	139,273
Unite Group PLC	786	5,325
United Utilities Group PLC	1,696	19,514
Vectura Group PLC (a)	2,158	3,576
Vedanta Resources PLC	141	1,231
Vesuvius PLC	789	3,520
Victrex PLC	260	5,572
Virgin Money Holdings Uk PLC	806	3,246
Vodafone Group PLC	68,247	187,429
WH Smith PLC	357	6,437
Whitbread PLC	520	23,009
William Hill PLC	2,267	8,208
WM Morrison Supermarkets PLC	6,314	17,505
Wolverhampton & Dudley Breweries PLC	2,485	4,067
Workspace Group PLC	382	2,943
Worldpay Group PLC	5,345	18,632
WS Atkins PLC	261	4,830
Xaar PLC	189	972
Zoopla Property Group PLC	466	1,736

TOTAL UNITED KINGDOM		5,996,030

United States of America - 0.0%
Sohu.com, Inc. (a)	164	6,139
Southern Copper Corp.	228	6,473

TOTAL UNITED STATES OF AMERICA		12,612

TOTAL COMMON STOCKS
(Cost $52,309,606)		51,959,189

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Alpargatas SA (PN)	900	2,992
Banco Bradesco SA (PN)	7,500	78,571
Banco do Estado Rio Grande do Sul SA	300	1,278
Bradespar SA (PN)	700	2,846
Braskem SA (PN-A)	300	2,657
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	600	5,141
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	400	7,644
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,000	6,109
Companhia Energetica de Sao Paulo Series B	600	2,788
Companhia Paranaense de Energia-Copel (PN-B)	200	2,290
Gerdau SA (PN)	2,400	8,286
Itau Unibanco Holding SA	8,520	102,496
Itausa-Investimentos Itau SA (PN)	9,600	28,391
Lojas Americanas SA (PN)	800	5,188
Marcopolo SA (PN)	1,000	1,021
Metalurgica Gerdau SA (PN) (a)	900	1,339
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	11,600	64,287
Suzano Papel e Celulose SA	1,200	4,233
Telefonica Brasil SA	1,100	15,914
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	1,000	1,413
Vale SA (PN-A)	6,100	39,425

TOTAL BRAZIL		384,309

Chile - 0.0%
Embotelladora Andina SA Class B	348	1,412
Sociedad Quimica y Minera de Chile SA (PN-B)	223	6,590

TOTAL CHILE		8,002

Colombia - 0.0%
Bancolombia SA (PN)	1,116	10,593
Grupo Aval Acciones y Valores SA	9,033	3,725
Grupo de Inversiones Suramerica SA	205	2,591

TOTAL COLOMBIA		16,909

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	160	12,146
Fuchs Petrolub AG	160	7,153
Henkel AG & Co. KGaA	510	65,447
Jungheinrich AG	197	6,216
Porsche Automobil Holding SE (Germany)	483	26,047
Sartorius AG (non-vtg.)	101	7,935
Sto SE & Co. KGaA	28	3,355
Volkswagen AG	506	69,544

TOTAL GERMANY		197,843

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	26,892	19,070
Korea (South) - 0.2%
AMOREPACIFIC Corp.	55	9,617
Daishin Securities Co. Ltd.	205	1,398
Hyundai Motor Co.	53	4,430
Hyundai Motor Co. Series 2	176	15,465
LG Chemical Ltd.	18	2,833
LG Household & Health Care Ltd.	31	12,901
Samsung Electronics Co. Ltd.	47	54,119

TOTAL KOREA (SOUTH)		100,763

Panama - 0.0%
Avianca Holdings SA	1,835	1,465
Russia - 0.0%
AK Transneft OAO (a)	4	9,590
Surgutneftegas OJSC (a)	15,600	7,073

TOTAL RUSSIA		16,663

United Kingdom - 0.0%
Rolls-Royce Holdings PLC	219,052	268
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $662,007)		745,292

Investment Companies - 0.5%
United States of America - 0.5%
iShares MSCI India ETF
(Cost $279,763)	9,801	284,621
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.58% 5/25/17 to 8/17/17 (c)
(Cost $219,192)	220,000	219,171
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.41% (d)
(Cost $3,099,070)	3,098,141	3,099,070
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $56,569,638)		56,307,343
NET OTHER ASSETS (LIABILITIES) - 1.6%		887,309
NET ASSETS - 100%		$57,194,652

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	2,914,975	$(28,871)
23 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	1,039,025	(8,753)
2 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2016	258,406	2,810
TOTAL FUTURES CONTRACTS			$(34,814)
The face value of futures purchased as a percentage of Net Assets is 7.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $3,009,874.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,241 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $177,298.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,126
Total	$3,126

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,405,317	$4,972,476	$1,432,841	$--
Consumer Staples	5,193,155	3,806,364	1,386,791	--
Energy	3,346,766	1,777,269	1,569,143	354
Financials	10,962,567	7,933,345	3,025,596	3,626
Health Care	4,241,783	1,997,648	2,244,135	--
Industrials	6,846,166	5,904,174	941,992	--
Information Technology	5,140,528	3,581,754	1,558,774	--
Materials	4,300,168	3,538,047	762,121	--
Real Estate	2,311,920	2,250,425	59,816	1,679
Telecommunication Services	2,275,318	817,325	1,457,993	--
Utilities	1,680,793	1,362,455	318,338	--
Investment Companies	284,621	284,621	--	--
Government Obligations	219,171	--	219,171	--
Money Market Funds	3,099,070	3,099,070	--	--
Total Investments in Securities:	$56,307,343	$41,324,973	$14,976,711	$5,659
Derivative Instruments:
Assets
Futures Contracts	$2,810	$2,810	$--	$--
Total Assets	$2,810	$2,810	$--	$--
Liabilities
Futures Contracts	$(37,624)	$(37,624)	$--	$--
Total Liabilities	$(37,624)	$(37,624)	$--	$--
Total Derivative Instruments:	$(34,814)	$(34,814)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,810	$(37,624)
Total Equity Risk	2,810	(37,624)
Total Value of Derivatives	$2,810	$(37,624)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,470,568)	$53,208,273
Fidelity Central Funds (cost $3,099,070)	3,099,070
Total Investments (cost $56,569,638)		$56,307,343
Foreign currency held at value (cost $48,654)		48,655
Receivable for investments sold		3,721
Receivable for fund shares sold		790,173
Dividends receivable		85,408
Distributions receivable from Fidelity Central Funds		727
Receivable for daily variation margin for derivative instruments		5,279
Total assets		57,241,306
Liabilities
Payable to custodian bank	$103
Payable for investments purchased	729
Payable for fund shares redeemed	41,030
Accrued management fee	2,559
Other affiliated payables	2,233
Total liabilities		46,654
Net Assets		$57,194,652
Net Assets consist of:
Paid in capital		$57,227,443
Undistributed net investment income		184,189
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(299,435)
Net Assets		$57,194,652
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,170,253 ÷ 314,366 shares)		$10.08
Premium Class:
Net Asset Value, offering price and redemption price per share ($51,494,437 ÷ 5,104,672 shares)		$10.09
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,241,179 ÷ 123,029 shares)		$10.09
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,288,783 ÷ 127,732 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to October 31, 2016
Investment Income
Dividends		$269,265
Interest		240
Income from Fidelity Central Funds		3,126
Income before foreign taxes withheld		272,631
Less foreign taxes withheld		(23,223)
Total income		249,408
Expenses
Management fee	$7,908
Transfer agent fees	6,099
Independent trustees' fees and expenses	32
Total expenses before reductions	14,039
Expense reductions	(938)	13,101
Net investment income (loss)		236,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,451
Fidelity Central Funds	388
Foreign currency transactions	(49,785)
Futures contracts	108,204
Total net realized gain (loss)		67,258
Change in net unrealized appreciation (depreciation) on: Investment securities	(262,295)
Assets and liabilities in foreign currencies	(2,326)
Futures contracts	(34,814)
Total change in net unrealized appreciation (depreciation)		(299,435)
Net gain (loss)		(232,177)
Net increase (decrease) in net assets resulting from operations		$4,130

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,307
Net realized gain (loss)	67,258
Change in net unrealized appreciation (depreciation)	(299,435)
Net increase (decrease) in net assets resulting from operations	4,130
Share transactions - net increase (decrease)	57,187,236
Redemption fees	3,286
Total increase (decrease) in net assets	57,194,652
Net Assets
Beginning of period	–
End of period	$57,194,652
Other Information
Undistributed net investment income end of period	$184,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Investor Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	–C
Total from investment operations	.08
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$10.08
Total ReturnD,E	.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.18%H
Expenses net of all reductions	.18%H
Net investment income (loss)	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,170
Portfolio turnover rateI	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Premium Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01C
Total from investment operations	.09
Redemption fees added to paid in capitalB,D	–
Net asset value, end of period	$10.09
Total ReturnE,F	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I
Expenses net of fee waivers, if any	.11%I
Expenses net of all reductions	.11%I
Net investment income (loss)	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$51,494
Portfolio turnover rateJ	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01C
Total from investment operations	.09
Redemption fees added to paid in capitalB,D	–
Net asset value, end of period	$10.09
Total ReturnE,F	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%I
Expenses net of fee waivers, if any	.09%I
Expenses net of all reductions	.09%I
Net investment income (loss)	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,241
Portfolio turnover rateJ	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Premium Class

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.01C
Total from investment operations	.09
Redemption fees added to paid in capitalB,D	–
Net asset value, end of period	$10.09
Total ReturnE,F	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I
Expenses net of fee waivers, if any	.06%I
Expenses net of all reductions	.06%I
Net investment income (loss)	2.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,289
Portfolio turnover rateJ	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,875,672
Gross unrealized depreciation	(2,162,159)
Net unrealized appreciation (depreciation) on securities	$(286,487)
Tax Cost	$56,593,830

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$214,190
Undistributed long-term capital gain	$39,027
Net unrealized appreciation (depreciation) on securities and other investments	$(286,008)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $108,204 and a change in net unrealized appreciation (depreciation) of $(34,814) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,471,476 and $90,056, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .20% to .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .07% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.18%
Premium Class	.11%
Institutional Class	.09%
Institutional Premium Class	.06%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .34%, .28%, .23% and .20% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .05% and .03% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .14%, .08% and .03%, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$1,186.12
Premium Class	4,720.05
Institutional Class	193.03
	$6,099

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective July 1, 2016 the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.19%	$234
Premium Class	.12%	289
Institutional Class	.10%	201
Institutional Premium Class	.07%	204
		$928

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended October 31, 2016(a)	Year ended October 31, 2016(a)
Investor Class
Shares sold	1,048,423	$10,529,010
Shares redeemed	(734,057)	(7,343,736)
Net increase (decrease)	314,366	$3,185,274
Premium Class
Shares sold	5,723,071	$57,674,176
Shares redeemed	(618,399)	(6,220,113)
Net increase (decrease)	5,104,672	$51,454,063
Institutional Class
Shares sold	250,000	$2,500,000
Shares redeemed	(126,971)	(1,250,000)
Net increase (decrease)	123,029	$1,250,000
Institutional Premium Class
Shares sold	254,703	$2,547,899
Shares redeemed	(126,971)	(1,250,000)
Net increase (decrease)	127,732	$1,297,899

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Total International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total International Index Fund (a fund of Fidelity Salem Street Trust) at October 31, 2016, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total International Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 7, 2016 to October 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2016	Expenses Paid During Period
Investor Class	.18%
Actual		$1,000.00	$1,008.00	$.73-B
Hypothetical-C		$1,000.00	1,024.23	$.92-D
Premium Class	.11%
Actual		$1,000.00	$1,009.00	$.44-B
Hypothetical-C		$1,000.00	1,024.58	$.56-D
Institutional Class	.09%
Actual		$1,000.00	1,009.00	$.36-B
Hypothetical-C		$1,000.00	1,024.68	$.46-D
Institutional Premium Class	.06%
Actual		$1,000.00	$1,009.00	$.24-B
Hypothetical-C		$1,000.00	1,024.83	$.31-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/366 (to reflect the period June 7, 2016 to October 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Total International Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total International Index Fund
Investor Class	12/19/16	12/16/16	$0.02800	$0.00700
Premium Class	12/19/16	12/16/16	$0.03203	$0.00700
Institutional Class	12/19/16	12/16/16	$0.03318	$0.00700
Institutional Premium Class	12/19/16	12/16/16	$0.03490	$0.00700

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2016, $39,027, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Index Fund

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund after the effect of the contractual expense caps referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio for each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.34%: Investor; 0.28%: Premium; 0.23%: Institutional; 0.20%: Institutional Premium. The Board also noted that FMR had contractually agreed to reimburse each class of the fund through December 31, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets of each class exceed: 0.19%: Investor; 0.12%: Premium; 0.10%: Institutional; 0.07%: Institutional Premium.

The Board considered the total expense ratio of the fund after the effect of the contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

TI1-ANN-1216
1.9879611.100

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

October 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® SAI Emerging Markets Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Emerging Markets Index Fund on January 5, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$11,940	Fidelity® SAI Emerging Markets Index Fund
$12,019	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From the fund’s inception date on January 5, 2016, through October 31, 2016, the fund gained 19.40%, modestly trailing the 20.19% increase in the benchmark MSCI Emerging Markets Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) On an absolute basis, shares of Taiwan Semiconductor (+51%) contributed strongly, benefiting from a strong industry environment. Korean electronics giant Samsung, China-based media company Tencent Holdings and e-commerce firm Alibaba Group also added value. Meanwhile, rising commodity prices boosted shares of energy companies, including Petroleo Brasileiro (Petrobras), Brazil’s state-owned oil company, which further benefited from investor optimism about political and economic reform in that country. Other Brazilian top performers included banks Itau Unibanco (+119%) and Bradesco (+173%). In contrast, shares of Indian consulting and business technology company Infosys fell -17%, as the company reported weaker-than-expected growth. China Life Insurance Company also detracted, largely due to early-period concern about Chinese economic growth. Korean chemical manufacturer LG Chemical struggled, as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Korea (South)	13.9%
Taiwan	12.0%
Cayman Islands	11.4%
China	9.9%
India	8.2%
Brazil	8.1%
South Africa	6.4%
Hong Kong	3.9%
Mexico	3.7%
Other*	22.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Korea (South)	14.8%
Taiwan	11.2%
China	10.3%
India	7.8%
Cayman Islands	7.5%
South Africa	7.1%
Brazil	7.0%
Hong Kong	4.4%
Mexico	4.3%
Other*	25.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.6	2.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.4	3.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.7	1.0
Naspers Ltd. Class N (South Africa, Media)	1.8	1.4
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.4
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.2	0.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	0.9
	21.5

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	27.2
Information Technology	23.3	19.2
Consumer Discretionary	10.1	9.6
Consumer Staples	7.5	7.8
Energy	7.5	7.7
Materials	6.9	7.1
Telecommunication Services	5.8	6.6
Industrials	5.4	5.9
Utilities	2.7	3.1
Real Estate	2.4	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)	1,160,000	$607,255
Alibaba Pictures Group Ltd. (a)	4,050,000	798,976
Beijing Enterprises Water Group Ltd.	1,534,000	1,113,579
Brilliance China Automotive Holdings Ltd.	1,064,000	1,263,539
China Gas Holdings Ltd.	594,000	905,298
China Resource Gas Group Ltd.	314,000	985,862
Cosco Shipping Ports Ltd.	586,000	581,803
Credicorp Ltd. (United States)	23,657	3,517,323
GOME Electrical Appliances Holdings Ltd.	4,200,000	530,717
Haier Electronics Group Co. Ltd.	447,000	721,605
Kunlun Energy Co. Ltd.	1,100,000	832,565
Luye Pharma Group Ltd.	469,500	316,005
Nine Dragons Paper (Holdings) Ltd.	544,000	443,306

TOTAL BERMUDA		12,617,833

Brazil - 4.7%
AES Tiete Energia SA unit	67,435	349,428
Ambev SA	1,564,298	9,227,986
Banco Bradesco SA	288,700	2,869,815
Banco do Brasil SA	301,005	2,762,041
Banco Santander SA (Brasil) unit	146,500	1,207,065
BB Seguridade Participacoes SA	245,158	2,468,477
BM&F BOVESPA SA	604,531	3,560,521
BR Malls Participacoes SA	205,110	821,211
Brasil Foods SA	213,369	3,569,519
CCR SA	311,012	1,690,494
Cetip SA - Mercados Organizado	79,400	1,116,127
Cielo SA	357,226	3,625,978
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	116,900	1,234,189
Companhia Siderurgica Nacional SA (CSN) (a)	214,100	720,374
Cosan SA Industria e Comercio	42,700	574,149
CPFL Energia SA	72,748	551,991
Drogasil SA	81,300	1,804,799
Duratex SA	104,689	282,713
EDP Energias do Brasil SA	104,930	504,598
Embraer SA	234,600	1,260,461
ENGIE Brasil Energia SA	55,796	708,812
Equatorial Energia SA	70,600	1,259,387
Fibria Celulose SA	87,700	701,710
Hypermarcas SA	122,000	1,022,782
JBS SA	250,300	761,408
Klabin SA unit	195,300	1,006,480
Kroton Educacional SA	484,182	2,411,809
Localiza Rent A Car SA	56,200	697,746
Lojas Americanas SA	75,580	370,797
Lojas Renner SA	226,191	1,913,270
M. Dias Branco SA	11,400	486,821
Multiplan Empreendimentos Imobiliarios SA	26,900	540,612
Natura Cosmeticos SA	57,700	554,224
Odontoprev SA	89,300	335,714
Petroleo Brasileiro SA - Petrobras (ON) (a)	897,765	5,242,588
Porto Seguro SA	38,000	360,357
Qualicorp SA	73,600	473,604
Rumo Logistica Operadora Multimodal SA (a)	283,900	635,039
Sul America SA unit	59,200	357,388
Terna Participacoes SA unit	31,800	206,720
TIM Participacoes SA	299,500	831,319
Totvs SA	41,700	378,331
Ultrapar Participacoes SA	126,969	2,877,089
Vale SA	408,471	2,825,514
Vale SA sponsored ADR (b)	62,000	429,040
Weg SA	198,900	1,096,692

TOTAL BRAZIL		68,687,189

Cayman Islands - 11.4%
3SBio, Inc. (a)	338,500	338,258
58.com, Inc. ADR (a)(b)	26,395	1,104,631
AAC Technology Holdings, Inc.	258,433	2,465,852
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	392,648	39,928,375
Anta Sports Products Ltd.	351,000	1,013,777
Baidu.com, Inc. sponsored ADR (a)	94,925	16,788,436
Belle International Holdings Ltd.	2,219,000	1,344,753
Casetek Holdings	47,000	151,308
Chailease Holding Co. Ltd.	373,000	645,949
China Conch Venture Holdings Ltd.	459,500	859,094
China Huishan Dairy Holdings Co. Ltd.	1,444,000	536,225
China Medical System Holdings Ltd.	443,000	692,299
China Mengniu Dairy Co. Ltd.	963,000	1,825,286
China Resources Land Ltd.	976,812	2,435,874
China State Construction International Holdings Ltd.	632,000	924,097
Country Garden Holdings Co. Ltd.	1,980,000	1,031,416
Ctrip.com International Ltd. ADR (a)(b)	130,720	5,771,288
ENN Energy Holdings Ltd.	260,043	1,223,842
Evergrande Real Estate Group Ltd.	1,448,000	957,797
Fang Holdings Ltd. ADR (a)	94,421	314,422
GCL-Poly Energy Holdings Ltd.	4,411,000	597,192
Geely Automobile Holdings Ltd.	1,855,517	1,914,002
Haitian International Holdings Ltd.	213,000	439,427
Hengan International Group Co. Ltd.	256,500	2,042,263
JD.com, Inc. sponsored ADR (a)(b)	240,547	6,242,195
Kingsoft Corp. Ltd.	277,000	622,893
Longfor Properties Co. Ltd.	494,000	656,072
NetEase, Inc. ADR	27,608	7,094,980
New Oriental Education & Technology Group, Inc. sponsored ADR	46,786	2,345,382
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	40,800	14,099
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	11,862	350,759
Semiconductor Manufacturing International Corp. (a)	9,656,000	1,169,417
Shenzhou International Group Holdings Ltd.	197,000	1,306,890
Shimao Property Holdings Ltd.	445,000	595,586
Shui On Land Ltd.	1,327,500	328,642
Sino Biopharmaceutical Ltd.	1,567,000	1,097,125
SOHO China Ltd.	735,000	380,031
Sunac China Holdings Ltd.	626,000	428,604
TAL Education Group ADR (a)(b)	15,118	1,231,210
Tencent Holdings Ltd.	1,973,700	52,307,664
Tingyi (Cayman Islands) Holding Corp.	674,000	727,399
Vipshop Holdings Ltd. ADR (a)(b)	141,411	1,933,088
Want Want China Holdings Ltd.	1,973,418	1,203,560
YY, Inc. ADR (a)(b)	9,737	468,058
Zhen Ding Technology Holding Ltd.	144,000	328,389

TOTAL CAYMAN ISLANDS		166,177,906

Chile - 1.1%
AES Gener SA	976,203	332,350
Aguas Andinas SA	883,164	583,192
Banco de Chile	8,689,777	1,037,101
Banco de Credito e Inversiones	13,396	684,032
Banco Santander Chile	22,936,591	1,284,087
Cencosud SA	500,126	1,630,336
Colbun SA	2,874,937	628,488
Compania Cervecerias Unidas SA	49,370	530,296
Compania de Petroleos de Chile SA (COPEC)	161,314	1,627,414
CorpBanca SA	52,650,783	476,760
Empresa Nacional de Electricidad SA	1,114,477	764,516
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	50,063	536,482
Empresas CMPC SA	443,066	959,698
Endesa Americas SA	1,093,703	508,995
Enersis Chile SA	6,697,966	676,749
Enersis SA	6,931,344	1,172,520
LATAM Airlines Group SA (a)	105,707	1,015,724
S.A.C.I. Falabella	209,193	1,641,276

TOTAL CHILE		16,090,016

China - 9.9%
Agricultural Bank of China Ltd. (H Shares)	8,558,297	3,608,465
Air China Ltd. (H Shares)	610,000	401,132
Aluminum Corp. of China Ltd. (H Shares) (a)	1,408,000	522,857
Anhui Conch Cement Co. Ltd. (H Shares)	428,500	1,187,891
AviChina Industry & Technology Co. Ltd. (H Shares)	707,000	480,416
Bank Communications Co. Ltd. (H Shares)	3,052,176	2,325,865
Bank of China Ltd. (H Shares)	27,748,464	12,451,039
Beijing Capital International Airport Co. Ltd. (H Shares)	536,000	561,879
BYD Co. Ltd. (H Shares)	224,500	1,476,298
CGN Power Co. Ltd. (H Shares)	3,779,447	1,106,220
China Cinda Asset Management Co. Ltd. (H Shares)	3,047,000	1,096,135
China CITIC Bank Corp. Ltd. (H Shares)	3,127,051	2,020,041
China Coal Energy Co. Ltd. (H Shares) (a)	692,000	392,596
China Communications Construction Co. Ltd. (H Shares)	1,530,000	1,684,755
China Communications Services Corp. Ltd. (H Shares)	796,000	473,153
China Construction Bank Corp. (H Shares)	29,414,000	21,542,189
China Cosco Holdings Co. Ltd. (H Shares) (a)	1,021,000	352,816
China Everbright Bank Co. Ltd. (H Shares)	1,035,000	472,423
China Galaxy Securities Co. Ltd. (H Shares)	1,049,000	998,204
China Life Insurance Co. Ltd. (H Shares)	2,602,747	6,443,708
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,124,000	859,426
China Merchants Bank Co. Ltd. (H Shares)	1,363,421	3,326,125
China Minsheng Banking Corp. Ltd. (H Shares)	2,056,051	2,346,197
China National Building Materials Co. Ltd. (H Shares)	962,000	440,343
China Oilfield Services Ltd. (H Shares)	610,000	589,900
China Pacific Insurance (Group) Co. Ltd. (H Shares)	921,528	3,332,950
China Petroleum & Chemical Corp. (H Shares)	8,924,704	6,454,356
China Railway Construction Corp. Ltd. (H Shares)	697,000	873,547
China Railway Group Ltd. (H Shares)	1,414,000	1,093,926
China Shenhua Energy Co. Ltd. (H Shares)	1,193,102	2,482,953
China Shipping Container Lines Co. Ltd. (H Shares) (a)	1,229,000	258,301
China Southern Airlines Ltd. (H Shares)	608,000	341,804
China Telecom Corp. Ltd. (H Shares)	4,865,689	2,515,800
China Vanke Co. Ltd. (H Shares)	460,900	1,206,397
Chongqing Changan Automobile Co. Ltd. (B Shares)	288,400	440,657
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	910,646	545,997
CITIC Securities Co. Ltd. (H Shares)	751,500	1,666,652
CRRC Corp. Ltd. (H Shares)	1,454,000	1,319,850
Dongfeng Motor Group Co. Ltd. (H Shares)	956,000	994,761
GF Securities Co. Ltd. (H Shares)	485,228	1,079,876
Great Wall Motor Co. Ltd. (H Shares)	1,088,500	1,062,458
Guangzhou Automobile Group Co. Ltd. (H Shares)	736,000	890,160
Guangzhou R&F Properties Co. Ltd. (H Shares)	326,400	461,262
Haitong Securities Co. Ltd. (H Shares)	1,058,000	1,877,118
Huadian Power International Corp. Ltd. (H Shares)	544,000	233,577
Huaneng Power International, Inc. (H Shares)	1,526,186	938,115
Huaneng Renewables Corp. Ltd. (H Shares)	1,324,000	445,570
Huatai Securities Co. Ltd. (H Shares)	516,800	1,092,833
Industrial & Commercial Bank of China Ltd. (H Shares)	25,778,000	15,472,979
Jiangsu Expressway Co. Ltd. (H Shares)	436,000	593,660
Jiangxi Copper Co. Ltd. (H Shares)	451,000	532,671
New China Life Insurance Co. Ltd. (H Shares)	267,800	1,160,212
People's Insurance Co. of China Group (H Shares)	2,469,552	983,930
PetroChina Co. Ltd. (H Shares)	7,374,790	5,046,091
PICC Property & Casualty Co. Ltd. (H Shares)	1,614,379	2,614,463
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,821,541	9,617,900
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	680,000	443,656
Shanghai Electric Group Co. Ltd. (H Shares) (a)	930,000	430,492
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	147,000	452,057
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	304,983	474,249
Shanghai Pharma Holding Co. Ltd. (H Shares)	236,909	610,941
Sinopec Engineering Group Co. Ltd. (H Shares) (c)	435,500	385,212
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,236,000	631,104
Sinopharm Group Co. Ltd. (H Shares)	420,000	2,044,342
Sinotrans Ltd. (H Shares)	702,000	331,288
TravelSky Technology Ltd. (H Shares)	330,000	705,482
Tsingtao Brewery Co. Ltd. (H Shares)	124,000	495,645
Weichai Power Co. Ltd. (H Shares)	333,000	503,222
Yanzhou Coal Mining Co. Ltd. (H Shares)	622,000	461,154
Zhejiang Expressway Co. Ltd. (H Shares)	498,000	522,044
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	193,827	939,701
Zijin Mining Group Co. Ltd. (H Shares)	1,972,000	620,418
ZTE Corp. (H Shares)	309,800	426,619

TOTAL CHINA		145,268,525

Colombia - 0.3%
Cementos Argos SA	165,674	655,692
Corporacion Financiera Colombiana SA	29,438	364,991
Ecopetrol SA (a)	1,760,416	766,982
Grupo de Inversiones Suramerica SA	81,156	1,046,711
Interconexion Electrica SA ESP	139,283	462,767
Inversiones Argos SA	104,310	676,486

TOTAL COLOMBIA		3,973,629

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	56,898	1,072,350
Komercni Banka A/S	26,763	980,317
Telefonica Czech Rep A/S	21,294	195,387

TOTAL CZECH REPUBLIC		2,248,054

Egypt - 0.2%
Commercial International Bank SAE	366,076	2,114,843
Global Telecom Holding (a)	877,452	471,337
Talaat Moustafa Group Holding	321,200	206,177

TOTAL EGYPT		2,792,357

Greece - 0.3%
Alpha Bank AE (a)	475,450	814,203
EFG Eurobank Ergasias SA (a)	616,091	362,504
Ff Group (a)	11,223	268,823
Greek Organization of Football Prognostics SA	81,069	691,479
Hellenic Telecommunications Organization SA	87,996	806,590
Jumbo SA	36,890	524,423
National Bank of Greece SA (a)	1,830,480	374,370
Piraeus Bank SA (a)	2,183,453	361,930
Titan Cement Co. SA (Reg.)	16,077	373,619

TOTAL GREECE		4,577,941

Hong Kong - 3.9%
Beijing Enterprises Holdings Ltd.	180,427	902,653
China Everbright International Ltd.	852,000	1,021,668
China Everbright Ltd.	324,000	635,003
China Jinmao Holdings Group Ltd.	1,222,000	337,188
China Merchants Holdings International Co. Ltd.	460,557	1,193,622
China Mobile Ltd.	2,147,571	24,603,420
China Overseas Land and Investment Ltd.	1,385,202	4,277,658
China Power International Development Ltd.	1,105,000	403,214
China Resources Beer Holdings Co. Ltd.	556,144	1,183,201
China Resources Power Holdings Co. Ltd.	667,940	1,135,116
China Taiping Insurance Group Ltd. (a)	571,255	1,103,390
China Unicom Ltd.	2,096,814	2,461,689
CITIC Pacific Ltd.	1,534,941	2,204,775
CNOOC Ltd.	6,254,584	7,869,982
CSPC Pharmaceutical Group Ltd.	1,459,963	1,513,510
Far East Horizon Ltd.	703,000	641,765
Fosun International Ltd.	890,754	1,293,253
Guangdong Investment Ltd.	993,126	1,500,788
Lenovo Group Ltd.	2,544,000	1,633,555
Shanghai Industrial Holdings Ltd.	176,241	539,707
Sino-Ocean Group Holding Ltd.	1,003,500	417,934
Sun Art Retail Group Ltd.	848,500	598,448

TOTAL HONG KONG		57,471,539

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,729	818,961
OTP Bank PLC	83,725	2,351,759
Richter Gedeon PLC	50,004	1,074,760

TOTAL HUNGARY		4,245,480

India - 8.2%
ACC Ltd.	15,305	347,994
Adani Ports & Special Economic Zone	291,155	1,339,989
Ambuja Cements Ltd.	204,878	741,432
Apollo Hospitals Enterprise Ltd.	25,711	516,491
Ashok Leyland Ltd. (a)	380,370	514,627
Asian Paints Ltd.	100,726	1,615,561
Aurobindo Pharma Ltd.	92,725	1,128,456
Axis Bank Ltd.	584,390	4,265,611
Bajaj Auto Ltd.	29,377	1,254,300
Bajaj Finance Ltd.	57,005	916,577
Bharat Forge Ltd.	35,129	466,014
Bharat Heavy Electricals Ltd. (a)	196,272	408,842
Bharat Petroleum Corp. Ltd.	91,790	920,646
Bharti Airtel Ltd.	350,305	1,674,447
Bharti Infratel Ltd.	195,242	1,011,692
Bosch Ltd. (a)	2,635	864,741
Cadila Healthcare Ltd.	72,878	462,087
Cairn India Ltd.	151,179	512,199
Cipla Ltd. (a)	121,760	1,049,843
Coal India Ltd.	243,992	1,188,038
Container Corp. of India Ltd.	11,160	230,133
Dabur India Ltd.	185,815	812,143
Divi's Laboratories Ltd.	27,566	528,918
Dr. Reddy's Laboratories Ltd. (a)	35,236	1,772,331
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	6,000	295,740
Eicher Motors Ltd.	4,657	1,676,942
GAIL India Ltd.	111,374	723,621
GlaxoSmithKline Consumer Healthcare Ltd.	3,508	319,691
Glenmark Pharmaceuticals Ltd. (a)	46,434	649,501
Godrej Consumer Products Ltd.	41,977	1,012,589
Havells India Ltd.	83,369	508,797
HCL Technologies Ltd.	197,552	2,260,112
Hero Motocorp Ltd. (a)	17,502	879,450
Hindalco Industries Ltd. (a)	384,767	863,204
Hindustan Unilever Ltd.	227,188	2,848,984
Housing Development Finance Corp. Ltd.	524,772	10,948,509
ICICI Bank Ltd. (a)	386,898	1,610,070
Idea Cellular Ltd. (a)	420,983	480,904
Indiabulls Housing Finance Ltd.	103,521	1,317,418
Infosys Ltd.	626,581	9,362,253
Infosys Ltd. sponsored ADR	16,000	244,160
ITC Ltd.	1,182,368	4,308,998
JSW Steel Ltd. (a)	29,830	741,821
Larsen & Toubro Ltd.	110,931	2,462,400
LIC Housing Finance Ltd.	105,209	919,123
Lupin Ltd.	77,538	1,730,049
Mahindra & Mahindra Financial Services Ltd. (a)	92,870	503,852
Mahindra & Mahindra Ltd.	130,354	2,563,484
Marico Ltd.	160,052	676,506
Maruti Suzuki India Ltd. (a)	36,945	3,254,522
Motherson Sumi Systems Ltd.	145,305	721,456
Nestle India Ltd.	8,001	837,907
NTPC Ltd.	582,706	1,329,981
Oil & Natural Gas Corp. Ltd.	300,662	1,293,147
Piramal Enterprises Ltd.	26,415	702,752
Power Finance Corp. Ltd.	295,566	549,876
Reliance Industries Ltd.	453,478	7,171,777
Shree Cement Ltd.	2,950	739,397
Shriram Transport Finance Co. Ltd.	52,074	842,952
Siemens India Ltd. (a)	25,554	453,460
State Bank of India	543,054	2,100,397
Sun Pharmaceutical Industries Ltd.	336,999	3,755,691
Tata Consultancy Services Ltd.	165,391	5,947,391
Tata Motors Ltd. (a)	552,118	4,444,725
Tata Motors Ltd. Class A (a)	134,739	704,343
Tata Power Co. Ltd.	395,655	464,427
Tata Steel Ltd. (a)	106,313	646,193
Tech Mahindra Ltd.	77,941	509,029
Titan Co. Ltd.	110,344	617,926
Ultratech Cemco Ltd. (a)	12,617	753,308
United Spirits Ltd. (a)	23,093	779,022
UPL Ltd. (a)	124,453	1,301,892
Vedanta Ltd. (a)	357,392	1,085,483
Wipro Ltd.	212,217	1,475,007
Yes Bank Ltd. (a)	109,173	2,082,301
Zee Entertainment Enterprises Ltd.	202,454	1,579,285

TOTAL INDIA		120,594,937

Indonesia - 2.7%
PT Adaro Energy Tbk	4,833,700	587,172
PT AKR Corporindo Tbk	628,600	342,049
PT Astra International Tbk	7,086,859	4,467,307
PT Bank Central Asia Tbk	4,313,170	5,131,972
PT Bank CIMB Niaga Tbk (a)	141,825	10,380
PT Bank Danamon Indonesia Tbk Series A	1,132,400	334,999
PT Bank Mandiri (Persero) Tbk	3,270,999	2,881,255
PT Bank Negara Indonesia (Persero) Tbk	2,637,700	1,127,006
PT Bank Rakyat Indonesia Tbk	3,887,861	3,635,186
PT Bumi Serpong Damai Tbk	2,592,200	431,106
PT Charoen Pokphand Indonesia Tbk	2,536,100	719,158
PT Global Mediacom Tbk	2,447,500	159,440
PT Gudang Garam Tbk	169,800	883,616
PT Hanjaya Mandala Sampoerna Tbk	3,277,900	992,313
PT Indocement Tunggal Prakarsa Tbk	506,000	637,929
PT Indofood CBP Sukses Makmur Tbk	831,600	599,099
PT Indofood Sukses Makmur Tbk	1,511,200	984,457
PT Jasa Marga Tbk	702,800	243,998
PT Kalbe Farma Tbk	7,484,000	998,020
PT Lippo Karawaci Tbk	6,209,600	430,693
PT Matahari Department Store Tbk	827,400	1,143,002
PT Media Nusantara Citra Tbk	1,680,800	270,515
PT Perusahaan Gas Negara Tbk Series B	3,843,500	754,090
PT Semen Gresik (Persero) Tbk	1,052,048	794,196
PT Summarecon Agung Tbk	3,385,000	428,054
PT Surya Citra Media Tbk	1,966,300	399,348
PT Telkomunikasi Indonesia Tbk Series B	17,652,165	5,709,085
PT Tower Bersama Infrastructure Tbk	807,800	369,911
PT Unilever Indonesia Tbk	537,039	1,830,534
PT United Tractors Tbk	592,600	982,141
PT Waskita Karya Persero Tbk	1,640,500	329,408
PT XL Axiata Tbk (a)	1,288,150	217,193

TOTAL INDONESIA		38,824,632

Isle of Man - 0.1%
New Europe Property Investments PLC	81,697	1,007,357
Korea (South) - 13.2%
AMOREPACIFIC Corp.	11,308	3,549,337
AMOREPACIFIC Group, Inc.	9,828	1,271,727
BGFretail Co. Ltd.	3,411	518,917
BS Financial Group, Inc.	88,599	719,634
Celltrion, Inc.	26,682	2,477,478
Cheil Industries, Inc.	26,564	3,750,878
Cheil Worldwide, Inc.	24,759	366,919
CJ CheilJedang Corp.	2,809	858,353
CJ Corp.	5,167	788,317
CJ E&M Corp.	6,459	394,738
Coway Co. Ltd.	18,953	1,484,749
Daelim Industrial Co.	9,418	672,741
Daewoo Engineering & Construction Co. Ltd. (a)	41,775	231,200
DGB Financial Group Co. Ltd.	57,029	478,668
Dong Suh Companies, Inc.	11,830	280,816
Dongbu Insurance Co. Ltd.	17,448	1,084,632
Doosan Heavy Industries & Construction Co. Ltd.	15,953	365,435
E-Mart Co. Ltd.	6,680	949,067
GS Engineering & Construction Corp. (a)	16,611	389,222
GS Holdings Corp.	18,180	812,235
GS Retail Co. Ltd.	9,044	385,876
Hana Financial Group, Inc.	103,649	2,972,391
Hankook Tire Co. Ltd.	26,085	1,258,916
Hanmi Pharm Co. Ltd.	1,771	560,524
Hanmi Science Co. Ltd.	3,937	261,949
Hanon Systems	65,722	614,839
Hanssem Co. Ltd.	3,545	550,151
Hanwha Chemical Corp.	37,792	893,787
Hanwha Corp.	15,107	493,328
Hanwha Life Insurance Co. Ltd.	74,141	405,140
Hotel Shilla Co.	11,917	597,020
Hyosung Corp.	7,421	869,429
Hyundai Department Store Co. Ltd.	5,107	524,651
Hyundai Engineering & Construction Co. Ltd.	24,848	900,498
Hyundai Fire & Marine Insurance Co. Ltd.	22,101	683,075
Hyundai Glovis Co. Ltd.	6,623	1,004,665
Hyundai Heavy Industries Co. Ltd. (a)	14,646	1,863,155
Hyundai Industrial Development & Construction Co.	19,354	820,691
Hyundai Mobis	23,835	5,709,955
Hyundai Motor Co.	50,585	6,191,798
Hyundai Steel Co.	27,583	1,191,339
Hyundai Wia Corp.	5,514	379,410
Industrial Bank of Korea	88,638	1,022,965
Kakao Corp.	10,296	687,747
Kangwon Land, Inc.	41,459	1,375,617
KB Financial Group, Inc.	135,242	5,008,393
KCC Corp.	1,983	701,307
KEPCO Plant Service & Engineering Co. Ltd.	7,562	362,974
Kia Motors Corp.	92,204	3,281,037
Korea Aerospace Industries Ltd.	20,574	1,165,630
Korea Electric Power Corp.	89,893	3,890,514
Korea Express Co. Ltd. (a)	2,294	403,141
Korea Gas Corp.	9,780	396,329
Korea Investment Holdings Co. Ltd.	13,098	470,667
Korea Zinc Co. Ltd.	2,941	1,169,966
Korean Air Lines Co. Ltd. (a)	13,030	364,554
KT Corp.	1,897	53,537
KT&G Corp.	40,868	4,037,651
Kumho Petro Chemical Co. Ltd.	6,151	376,991
LG Chemical Ltd.	16,297	3,512,300
LG Corp.	33,407	1,790,461
LG Display Co. Ltd.	81,580	1,951,391
LG Electronics, Inc.	37,391	1,562,651
LG Household & Health Care Ltd.	3,297	2,363,740
LG Innotek Co. Ltd.	4,906	334,572
LG Telecom Ltd.	75,492	778,843
Lotte Chemical Corp.	5,408	1,364,110
Lotte Chilsung Beverage Co. Ltd.	208	280,060
Lotte Confectionery Co. Ltd.	1,971	330,868
Lotte Shopping Co. Ltd.	3,753	749,776
Mirae Asset Daewoo Co. Ltd.	61,928	419,620
Mirae Asset Securities Co. Ltd.	24,853	492,169
NAVER Corp.	9,808	7,349,000
NCSOFT Corp.	6,181	1,429,392
Oci Co. Ltd. (a)	5,591	442,390
Orion Corp.	1,262	788,919
Ottogi Corp.	407	234,146
Paradise Co. Ltd.	15,296	173,855
POSCO	24,418	5,082,914
Posco Daewoo Corp.	15,689	342,242
S-Oil Corp.	15,401	1,057,026
S1 Corp.	6,733	544,524
Samsung Card Co. Ltd.	11,602	488,930
Samsung Electro-Mechanics Co. Ltd.	19,816	816,026
Samsung Electronics Co. Ltd.	34,959	50,096,219
Samsung Fire & Marine Insurance Co. Ltd.	11,616	2,960,480
Samsung Heavy Industries Co. Ltd.	83,506	711,851
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)	31,692	71,489
Samsung Life Insurance Co. Ltd.	24,515	2,368,433
Samsung SDI Co. Ltd.	19,315	1,592,478
Samsung SDS Co. Ltd.	12,218	1,650,424
Samsung Securities Co. Ltd.	19,302	583,066
Shinhan Financial Group Co. Ltd.	149,315	5,724,533
Shinsegae Co. Ltd.	2,491	405,092
SK C&C Co. Ltd.	16,024	3,131,234
SK Energy Co. Ltd.	22,689	3,005,349
SK Hynix, Inc.	203,736	7,303,291
SK Networks Co. Ltd.	41,823	238,413
SK Telecom Co. Ltd.	7,095	1,391,448
Woori Bank	106,896	1,168,257
Woori Investment & Securities Co. Ltd.	47,664	420,900
Yuhan Corp.	2,793	512,811

TOTAL KOREA (SOUTH)		193,362,363

Malaysia - 2.6%
AirAsia Bhd	418,300	276,208
Alliance Financial Group Bhd	366,500	348,590
AMMB Holdings Bhd	646,900	647,671
Astro Malaysia Holdings Bhd	546,324	371,162
Axiata Group Bhd	938,921	1,101,190
Berjaya Sports Toto Bhd	233,300	177,408
British American Tobacco (Malaysia) Bhd	47,800	564,257
Bumiputra-Commerce Holdings Bhd	1,064,618	1,276,526
Dialog Group Bhd	1,136,165	419,799
DiGi.com Bhd	1,231,000	1,476,026
Felda Global Ventures Holdings Bhd	424,200	203,252
Gamuda Bhd	613,200	717,714
Gamuda Bhd warrants 3/6/21 (a)	4,516	1,399
Genting Bhd	792,100	1,480,349
Genting Malaysia Bhd	1,051,740	1,193,393
Genting Plantations Bhd	79,300	207,938
Hap Seng Consolidated Bhd	194,000	360,253
Hartalega Holdings Bhd	219,800	256,739
Hong Leong Bank Bhd	220,100	698,863
Hong Leong Credit Bhd	75,800	284,047
IHH Healthcare Bhd	1,159,787	1,769,401
IJM Corp. Bhd	1,005,700	791,135
IOI Corp. Bhd	772,900	829,094
IOI Properties Group Sdn Bhd	557,100	325,362
Kuala Lumpur Kepong Bhd	152,100	868,728
Lafarge Malaysia Bhd	111,900	216,064
Malayan Banking Bhd	1,224,127	2,305,269
Malaysia Airports Holdings Bhd	248,100	392,110
Maxis Bhd	666,200	946,496
MISC Bhd	381,200	683,343
Petronas Chemicals Group Bhd	842,600	1,406,007
Petronas Dagangan Bhd	71,226	396,624
Petronas Gas Bhd	242,800	1,273,325
PPB Group Bhd	170,400	654,791
Public Bank Bhd	949,957	4,497,293
RHB Capital Bhd	265,860	306,103
RHB Capital Bhd	141,500	0
SapuraKencana Petroleum Bhd (a)	1,337,400	516,469
Sime Darby Bhd	895,100	1,747,525
Telekom Malaysia Bhd	398,500	621,261
Tenaga Nasional Bhd	1,183,872	4,046,895
UMW Holdings Bhd	156,400	222,204
Westports Holdings Bhd	358,200	376,558
YTL Corp. Bhd	1,533,300	581,155
YTL Power International Bhd	664,500	242,356

TOTAL MALAYSIA		38,078,352

Malta - 0.0%
Brait SA	116,912	776,798
Mexico - 3.7%
Alfa SA de CV Series A	987,100	1,496,761
America Movil S.A.B. de CV Series L	11,118,447	7,364,846
CEMEX S.A.B. de CV unit	4,905,490	4,246,009
Coca-Cola FEMSA S.A.B. de CV Series L	175,969	1,321,839
Compartamos S.A.B. de CV	333,600	658,340
El Puerto de Liverpool S.A.B. de CV Class C	66,110	692,964
Embotelladoras Arca S.A.B. de CV	144,100	896,727
Fibra Uno Administracion SA de CV	908,883	1,734,480
Fomento Economico Mexicano S.A.B. de CV unit	643,391	6,171,461
Gruma S.A.B. de CV Series B	76,390	1,059,906
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	125,927	1,217,163
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	73,665	1,171,679
Grupo Bimbo S.A.B. de CV Series A	578,070	1,557,036
Grupo Carso SA de CV Series A1	195,400	852,891
Grupo Comercial Chedraui S.A.B. de CV	115,600	257,854
Grupo Financiero Banorte S.A.B. de CV Series O	873,581	5,144,611
Grupo Financiero Inbursa S.A.B. de CV Series O	817,200	1,326,042
Grupo Financiero Santander Mexico S.A.B. de CV	641,200	1,160,545
Grupo Lala S.A.B. de CV	209,600	390,235
Grupo Mexico SA de CV Series B	1,335,554	3,290,659
Grupo Televisa SA de CV	856,893	4,216,235
Industrias Penoles SA de CV	48,825	1,184,112
Kimberly-Clark de Mexico SA de CV Series A	523,227	1,128,339
Mexichem S.A.B. de CV	370,100	885,060
OHL Mexico S.A.B. de CV (a)	261,500	307,973
Promotora y Operadora de Infraestructura S.A.B. de CV	91,755	1,025,757
Wal-Mart de Mexico SA de CV Series V	1,832,756	3,877,674

TOTAL MEXICO		54,637,198

Netherlands - 0.4%
Steinhoff International Holdings NV (South Africa)	1,042,811	5,629,459
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	67,005	890,496
Philippines - 1.3%
Aboitiz Equity Ventures, Inc.	681,090	1,096,956
Aboitiz Power Corp.	522,255	495,517
Alliance Global Group, Inc.	694,500	204,495
Ayala Corp.	85,681	1,477,274
Ayala Land, Inc.	2,579,743	1,930,965
Bank of the Philippine Islands (BPI)	245,390	512,269
BDO Unibank, Inc.	573,813	1,336,502
DMCI Holdings, Inc.	1,462,000	377,353
Globe Telecom, Inc.	11,095	407,791
GT Capital Holdings, Inc.	26,445	715,873
International Container Terminal Services, Inc.	169,790	272,761
JG Summit Holdings, Inc.	1,003,970	1,575,522
Jollibee Food Corp.	150,973	741,936
Megaworld Corp.	3,793,100	314,855
Metro Pacific Investments Corp.	4,374,700	650,385
Metropolitan Bank & Trust Co.	216,760	363,881
Philippine Long Distance Telephone Co.	34,125	1,078,088
PNOC Energy Development Corp.	3,146,200	383,291
Robinsons Land Corp.	579,200	370,151
Security Bank Corp.	62,830	285,936
SM Investments Corp.	84,205	1,168,415
SM Prime Holdings, Inc.	2,906,500	1,614,405
Universal Robina Corp.	306,188	1,150,667

TOTAL PHILIPPINES		18,525,288

Poland - 1.1%
Alior Bank SA (a)	31,881	383,149
Bank Handlowy w Warszawie SA	11,396	225,727
Bank Millennium SA (a)	206,127	303,155
Bank Polska Kasa Opieki SA	55,181	1,702,583
Bank Zachodni WBK SA	12,186	984,633
BRE Bank SA (a)	4,959	447,204
Cyfrowy Polsat SA (a)	66,689	411,701
ENEA SA (a)	78,866	201,826
Energa SA	75,781	155,300
Eurocash SA	25,944	262,928
Grupa Lotos SA (a)	39,868	345,609
KGHM Polska Miedz SA (Bearer)	48,764	883,488
LPP SA	436	653,458
NG2 SA	9,028	458,160
Polish Oil & Gas Co. SA	605,765	775,107
Polska Grupa Energetyczna SA	296,757	776,829
Polski Koncern Naftowy Orlen SA	112,626	2,233,430
Powszechna Kasa Oszczednosci Bank SA	306,430	2,146,357
Powszechny Zaklad Ubezpieczen SA	197,065	1,368,266
Synthos SA (a)	173,250	209,318
Tauron Polska Energia SA (a)	366,470	247,536
Telekomunikacja Polska SA	234,142	334,211
Zaklady Azotowe w Tarnowie-Moscicach SA	15,337	244,329

TOTAL POLAND		15,754,304

Qatar - 0.8%
Barwa Real Estate Co. (a)	37,446	328,541
Commercial Bank of Qatar (a)	56,590	554,781
Doha Bank (a)	43,172	431,536
Ezdan Holding Group (a)	272,702	1,175,714
Industries Qatar QSC (a)	52,000	1,456,523
Masraf al Rayan (a)	127,177	1,208,366
Qatar Electricity & Water Co. (a)	9,712	560,069
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	97,298	604,113
Qatar Insurance Co. SAQ (a)	41,590	1,000,476
Qatar Islamic Bank (a)	20,965	589,534
Qatar National Bank SAQ	73,308	3,220,958
Qatar Telecom (Qtel) Q.S.C. (a)	28,282	753,348
Vodafone Qatar QSC (a)	120,806	348,662

TOTAL QATAR		12,232,621

Russia - 3.4%
Alrosa Co. Ltd. (a)	898,397	1,255,464
Gazprom OAO (a)	939,164	2,057,998
Gazprom OAO sponsored ADR (Reg. S)	1,600,956	6,916,130
Lukoil PJSC (a)	34,517	1,684,352
Lukoil PJSC sponsored ADR	114,445	5,579,194
Magnit OJSC GDR (Reg. S)	99,260	3,939,629
MegaFon PJSC GDR	34,265	326,545
MMC Norilsk Nickel PJSC sponsored ADR	193,828	2,922,926
Mobile TeleSystems OJSC sponsored ADR	181,489	1,399,280
Moscow Exchange MICEX-RTS OAO (a)	464,982	855,946
NOVATEK OAO (a)	39,735	414,138
NOVATEK OAO GDR (Reg. S)	28,096	3,003,462
PhosAgro OJSC GDR (Reg. S)	34,092	422,741
Rosneft Oil Co. OJSC (a)	59,357	325,474
Rosneft Oil Co. OJSC GDR (Reg. S)	349,275	1,903,549
Rostelecom PJSC (a)	24,000	29,909
Rostelecom PJSC sponsored ADR	51,431	379,046
RusHydro PJSC (a)	3,300,000	41,374
RusHydro PJSC ADR	374,625	457,043
Sberbank of Russia (a)	872,903	2,031,812
Sberbank of Russia sponsored ADR	724,658	6,877,004
Severstal PAO GDR (Reg. S)	73,598	1,037,732
Sistema JSFC (a)	150,000	45,602
Sistema JSFC sponsored GDR	52,549	392,541
Surgutneftegas OJSC (a)	1,783,330	759,869
Tatneft PAO (a)	86,800	486,016
Tatneft PAO sponsored ADR	68,366	2,288,210
VTB Bank OJSC (a)	265,000,000	283,177
VTB Bank OJSC sponsored GDR (Reg. S)	774,457	1,621,713

TOTAL RUSSIA		49,737,876

South Africa - 6.4%
Anglo American Platinum Ltd. (a)	18,010	424,319
AngloGold Ashanti Ltd. (a)	142,959	1,946,485
Aspen Pharmacare Holdings Ltd.	128,002	2,788,395
Barclays Africa Group Ltd.	148,594	1,723,123
Bidcorp Ltd.	117,561	2,072,875
Bidvest Group Ltd.	111,662	1,386,360
Capitec Bank Holdings Ltd.	13,974	709,906
Coronation Fund Managers Ltd.	76,583	411,945
Discovery Ltd.	125,776	1,074,862
Exxaro Resources Ltd.	48,154	354,269
FirstRand Ltd.	1,178,663	4,223,825
Fortress Income Fund Ltd.:
Class A	362,349	439,374
Class B	254,167	604,327
Foschini Ltd.	74,925	771,268
Gold Fields Ltd.	288,167	1,188,479
Growthpoint Properties Ltd.	721,379	1,344,987
Hyprop Investments Ltd.	83,133	738,001
Impala Platinum Holdings Ltd. (a)	219,628	882,828
Imperial Holdings Ltd.	52,928	668,560
Investec Ltd.	84,128	518,791
Liberty Holdings Ltd.	39,571	340,281
Life Healthcare Group Holdings Ltd.	341,503	911,772
Massmart Holdings Ltd.	36,513	316,448
MMI Holdings Ltd.	365,416	612,742
Mondi Ltd.	41,824	817,326
Mr Price Group Ltd.	85,492	974,642
MTN Group Ltd.	581,127	5,019,390
Naspers Ltd. Class N	153,121	25,663,346
Nedbank Group Ltd.	69,780	1,141,114
Netcare Ltd.	335,373	861,331
Pick 'n Pay Stores Ltd.	126,565	619,414
Pioneer Foods Ltd.	45,847	553,445
PSG Group Ltd.	30,886	482,631
Rand Merchant Insurance Holdings Ltd.	228,447	684,134
Redefine Properties Ltd.	1,543,410	1,325,498
Remgro Ltd.	169,714	2,819,389
Resilient Property Income Fund Ltd.	101,398	839,008
RMB Holdings Ltd.	250,135	1,104,146
Sanlam Ltd.	493,495	2,392,126
Sappi Ltd. (a)	190,333	1,058,680
Sasol Ltd.	193,784	5,351,344
Shoprite Holdings Ltd.	150,883	2,226,808
Sibanye Gold Ltd.	260,319	724,147
Spar Group Ltd.	65,766	931,588
Standard Bank Group Ltd.	453,107	4,807,378
Telkom SA Ltd.	88,070	406,329
Tiger Brands Ltd.	56,465	1,607,967
Truworths International Ltd.	151,684	803,769
Tsogo Sun Holdings Ltd.	124,136	281,806
Vodacom Group Ltd.	130,341	1,405,996
Woolworths Holdings Ltd.	350,590	2,030,932

TOTAL SOUTH AFRICA		93,387,906

Taiwan - 12.0%
Acer, Inc.	985,000	453,003
Advanced Semiconductor Engineering, Inc.	2,220,869	2,611,876
Advantech Co. Ltd.	112,000	912,952
Asia Cement Corp.	837,000	731,381
Asia Pacific Telecom Co. Ltd. (a)	708,000	227,927
ASUSTeK Computer, Inc.	248,502	2,179,324
AU Optronics Corp.	2,970,000	1,129,099
Catcher Technology Co. Ltd.	230,095	1,806,255
Cathay Financial Holding Co. Ltd.	2,863,033	3,718,578
Chang Hwa Commercial Bank	1,754,220	898,573
Cheng Shin Rubber Industry Co. Ltd.	683,000	1,392,927
Chicony Electronics Co. Ltd.	181,457	465,031
China Airlines Ltd.	901,000	272,913
China Development Finance Holding Corp.	4,812,000	1,207,254
China Life Insurance Co. Ltd.	1,230,640	1,137,801
China Steel Corp.	4,145,289	2,997,687
Chinatrust Financial Holding Co. Ltd.	6,139,778	3,310,536
Chunghwa Telecom Co. Ltd.	1,328,129	4,551,915
Compal Electronics, Inc.	1,513,000	902,181
Delta Electronics, Inc.	682,717	3,605,385
E.SUN Financial Holdings Co. Ltd.	2,713,500	1,544,867
ECLAT Textile Co. Ltd.	64,068	729,512
EVA Airways Corp.	680,350	327,999
Evergreen Marine Corp. (Taiwan) (a)	583,000	218,196
Far Eastern Textile Ltd.	1,142,000	885,608
Far EasTone Telecommunications Co. Ltd.	564,348	1,335,311
Feng Tay Enterprise Co. Ltd.	111,720	467,737
First Financial Holding Co. Ltd.	3,296,555	1,730,434
Formosa Chemicals & Fibre Corp.	1,129,149	3,362,897
Formosa Petrochemical Corp.	403,347	1,349,671
Formosa Plastics Corp.	1,449,085	3,925,079
Formosa Taffeta Co. Ltd.	260,000	237,499
Foxconn Technology Co. Ltd.	324,710	943,383
Fubon Financial Holding Co. Ltd.	2,336,846	3,320,510
Giant Manufacturing Co. Ltd.	100,000	708,882
Hermes Microvision, Inc.	16,000	707,931
Highwealth Construction Corp.	275,000	407,766
HIWIN Technologies Corp.	71,100	314,587
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,413,082	14,645,032
Hotai Motor Co. Ltd.	87,000	1,014,083
HTC Corp. (a)	227,000	665,265
Hua Nan Financial Holdings Co. Ltd.	2,607,348	1,327,305
Innolux Corp.	3,077,000	1,039,379
Inotera Memories, Inc. (a)	923,000	865,079
Inventec Corp.	848,000	664,339
Largan Precision Co. Ltd.	35,451	4,199,676
Lite-On Technology Corp.	748,044	1,074,786
MediaTek, Inc.	522,615	3,978,229
Mega Financial Holding Co. Ltd.	3,814,289	2,613,148
Merida Industry Co. Ltd.	74,000	341,501
Nan Ya Plastics Corp.	1,666,358	3,472,405
Nanya Technology Corp.	232,000	301,327
Nien Made Enterprise Co. Ltd.	49,000	568,819
Novatek Microelectronics Corp.	205,000	770,493
OBI Pharma, Inc. (a)	37,000	387,855
Pegatron Corp.	687,000	1,852,134
Phison Electronics Corp.	50,000	355,234
Pou Chen Corp.	782,391	1,059,616
Powertech Technology, Inc.	237,981	680,086
President Chain Store Corp.	202,000	1,512,029
Quanta Computer, Inc.	952,000	1,932,474
Realtek Semiconductor Corp.	152,000	515,851
Ruentex Development Co. Ltd. (a)	287,000	331,345
Ruentex Industries Ltd.	200,000	322,882
Shin Kong Financial Holding Co. Ltd. (a)	2,750,000	597,475
Siliconware Precision Industries Co. Ltd.	766,000	1,159,665
Simplo Technology Co. Ltd.	100,000	309,244
Sinopac Holdings Co.	3,602,335	1,040,876
Standard Foods Corp.	130,670	323,686
Synnex Technology International Corp.	474,700	507,395
TaiMed Biologics, Inc.	54,000	339,978
Taishin Financial Holdings Co. Ltd.	3,022,044	1,107,081
Taiwan Business Bank	1,257,050	318,165
Taiwan Cement Corp.	1,142,319	1,371,355
Taiwan Cooperative Financial Holding Co. Ltd.	2,710,450	1,190,660
Taiwan Fertilizer Co. Ltd.	269,000	360,902
Taiwan Mobile Co. Ltd.	589,000	2,064,307
Taiwan Semiconductor Manufacturing Co. Ltd.	8,612,740	51,735,668
TECO Electric & Machinery Co. Ltd.	662,705	589,590
Transcend Information, Inc.	65,000	179,774
Unified-President Enterprises Corp.	1,694,332	3,283,495
United Microelectronics Corp.	4,277,000	1,593,382
Vanguard International Semiconductor Corp.	302,000	616,864
Wistron Corp.	838,687	633,102
WPG Holding Co. Ltd.	502,000	589,118
Yuanta Financial Holding Co. Ltd.	3,399,284	1,272,232
Yulon Motor Co. Ltd.	302,000	264,849

TOTAL TAIWAN		174,969,702

Thailand - 2.1%
Advanced Info Service PCL	9,200	40,305
Advanced Info Service PCL (For. Reg.)	356,700	1,562,710
Airports of Thailand PCL	3,600	39,147
Airports of Thailand PCL (For. Reg.)	147,100	1,599,575
Bangkok Bank PCL (For. Reg.)	88,400	401,159
Bangkok Dusit Medical Services PCL (For. Reg.)	1,333,900	868,011
Bangkok Expressway and Metro PCL	2,299,000	488,835
Banpu PCL (For. Reg.)	534,800	279,325
BEC World PCL (For. Reg.)	330,100	193,137
BTS Group Holdings PCL	1,976,600	482,338
Bumrungrad Hospital PCL	7,400	38,650
Bumrungrad Hospital PCL (For. Reg.)	120,000	626,757
C.P. ALL PCL	61,800	107,152
C.P. ALL PCL (For. Reg.)	1,671,200	2,897,621
Central Pattana PCL	33,000	52,508
Central Pattana PCL (For. Reg.)	450,100	716,178
Charoen Pokphand Foods PCL (For. Reg.)	931,000	837,003
Delta Electronics PCL (For. Reg.)	168,200	376,845
Electricity Generating PCL (For. Reg.)	43,900	244,324
Energy Absolute PCL	389,900	314,368
Glow Energy PCL (For. Reg.)	181,000	397,774
Home Product Center PCL (For. Reg.)	1,362,100	392,642
Indorama Ventures PCL (For. Reg.)	500,300	417,660
IRPC PCL (For. Reg.)	3,395,600	463,246
Kasikornbank PCL	216,100	1,060,841
Kasikornbank PCL (For. Reg.)	396,400	1,945,938
Krung Thai Bank PCL	95,400	46,832
Krung Thai Bank PCL (For. Reg.)	1,150,800	564,931
Minor International PCL	34,700	38,129
Minor International PCL (For. Reg.)	728,900	800,932
PTT Exploration and Production PCL (For. Reg.)	478,000	1,135,740
PTT Global Chemical PCL	35,900	61,477
PTT Global Chemical PCL (For. Reg.)	694,200	1,188,783
PTT PCL	2,900	28,638
PTT PCL (For. Reg.)	348,100	3,437,534
Robinsons Department Store PCL (For. Reg.)	165,400	273,798
Siam Cement PCL	9,100	130,900
Siam Cement PCL (For. Reg.)	133,800	1,924,658
Siam Commercial Bank PCL	15,000	61,434
Siam Commercial Bank PCL (For. Reg.)	533,600	2,185,418
Thai Oil PCL (For. Reg.)	274,400	548,213
Thai Union Frozen Products PCL (For. Reg.)	661,900	409,939
TMB PCL (For. Reg.)	4,421,700	265,018
True Corp. PCL	207,300	39,937
True Corp. PCL (For. Reg.)	3,340,137	643,480

TOTAL THAILAND		30,629,840

Turkey - 1.1%
Akbank T.A.S.	772,928	2,065,804
Anadolu Efes Biracilik Ve Malt Sanayii A/S	69,146	422,574
Arcelik A/S	79,393	524,454
Bim Birlesik Magazalar A/S JSC	74,856	1,219,275
Coca-Cola Icecek Sanayi A/S	25,540	288,891
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	677,791	692,193
Eregli Demir ve Celik Fabrikalari T.A.S.	474,962	644,693
Ford Otomotiv Sanayi A/S	24,011	245,523
Haci Omer Sabanci Holding A/S	325,466	983,472
Koc Holding A/S	223,880	933,361
Petkim Petrokimya Holding A/S	240,342	326,230
TAV Havalimanlari Holding A/S	55,154	226,730
Tofas Turk Otomobil Fabrikasi A/S	42,206	317,815
Tupras Turkiye Petrol Rafinelleri A/S	44,336	903,413
Turk Hava Yollari AO (a)	189,136	332,520
Turk Sise ve Cam Fabrikalari A/S	243,544	255,803
Turk Telekomunikasyon A/S	153,212	283,226
Turkcell Iletisim Hizmet A/S	301,050	970,015
Turkiye Garanti Bankasi A/S	812,325	2,207,854
Turkiye Halk Bankasi A/S	222,676	676,466
Turkiye Is Bankasi A/S Series C	561,930	911,655
Turkiye Vakiflar Bankasi TAO	274,393	406,147
Ulker Biskuvi Sanayi A/S	51,833	321,627
Yapi ve Kredi Bankasi A/S (a)	330,527	395,233

TOTAL TURKEY		16,554,974

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC (a)	689,083	1,151,927
Aldar Properties PJSC (a)	1,081,104	777,063
Arabtec Holding Co. (a)	817,247	295,931
DP World Ltd.	58,725	1,054,114
Dubai Financial Market PJSC (a)	673,216	210,784
Dubai Islamic Bank Pakistan Ltd. (a)	429,028	612,071
Emaar Malls Group PJSC (a)	662,889	463,830
Emaar Properties PJSC	1,239,313	2,351,791
Emirates Telecommunications Corp.	606,676	3,113,531
First Gulf Bank PJSC	308,355	965,459
National Bank of Abu Dhabi PJSC (a)	238,031	573,537

TOTAL UNITED ARAB EMIRATES		11,570,038

United Kingdom - 0.0%
Mediclinic International PLC	1	11
United States of America - 0.1%
Southern Copper Corp.	29,933	849,798
TOTAL COMMON STOCKS
(Cost $1,240,073,508)		1,362,164,419

Nonconvertible Preferred Stocks - 4.6%
Brazil - 3.4%
Ambev SA sponsored ADR	85,700	505,630
Banco Bradesco SA:
(PN)	903,630	9,466,600
(PN) sponsored ADR	69,800	726,618
Braskem SA (PN-A)	51,600	456,996
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	76,600	656,331
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	55,600	1,062,531
Companhia Energetica de Minas Gerais (CEMIG) (PN)	265,700	811,584
Companhia Energetica de Sao Paulo Series B	63,700	295,950
Companhia Paranaense de Energia-Copel (PN-B)	35,600	407,638
Gerdau SA (PN)	322,900	1,114,774
Itau Unibanco Holding SA	1,068,414	12,853,101
Itau Unibanco Holding SA sponsored ADR	61,270	730,951
Itausa-Investimentos Itau SA (PN)	1,363,231	4,031,610
Lojas Americanas SA (PN)	193,432	1,254,399
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	1,388,400	7,694,485
sponsored ADR (a)(b)	64,000	746,880
Suzano Papel e Celulose SA	135,100	476,575
Telefonica Brasil SA	157,025	2,271,746
Vale SA (PN-A)	653,000	4,220,360

TOTAL BRAZIL		49,784,759

Chile - 0.1%
Embotelladora Andina SA Class B	94,909	385,015
Sociedad Quimica y Minera de Chile SA (PN-B)	33,956	1,003,522

TOTAL CHILE		1,388,537

Colombia - 0.2%
Bancolombia SA (PN)	155,783	1,478,674
Grupo Aval Acciones y Valores SA	1,171,913	483,298
Grupo de Inversiones Suramerica SA	35,536	449,108

TOTAL COLOMBIA		2,411,080

Korea (South) - 0.7%
AMOREPACIFIC Corp.	3,087	539,801
Hyundai Motor Co.	7,438	621,700
Hyundai Motor Co. Series 2	12,944	1,137,369
LG Chemical Ltd.	2,599	409,021
LG Household & Health Care Ltd.	721	300,061
Samsung Electronics Co. Ltd.	6,300	7,254,263

TOTAL KOREA (SOUTH)		10,262,215

Russia - 0.2%
AK Transneft OAO (a)	528	1,265,843
Surgutneftegas OJSC (a)	2,991,658	1,356,480

TOTAL RUSSIA		2,622,323

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $47,922,134)		66,468,914
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.51% 3/30/17(d)
(Cost $1,995,836)	2,000,000	1,996,808
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.41% (e)	26,344,768	26,352,672
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	32,347,807	32,354,277
TOTAL MONEY MARKET FUNDS
(Cost $58,697,685)		58,706,949
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,348,689,163)		1,489,337,090
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(27,950,752)
NET ASSETS - 100%		$1,461,386,338

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
719 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	32,480,825	$116,715

The face value of futures purchased as a percentage of Net Assets is 2.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $36,343,945.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $385,212 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,389,778.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,991
Fidelity Securities Lending Cash Central Fund	44,975
Total	$143,966

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$149,216,381	$149,216,381	$--	$--
Consumer Staples	109,756,021	109,756,021	--	--
Energy	109,085,703	79,265,100	29,820,603	--
Financials	344,526,590	310,704,003	33,822,587	--
Health Care	36,251,067	34,478,736	1,772,331	--
Industrials	84,742,795	84,671,306	71,489	--
Information Technology	338,516,942	214,021,520	124,495,422	--
Materials	93,765,374	84,823,349	8,942,025	--
Real Estate	36,732,262	36,258,013	--	474,249
Telecommunication Services	85,523,204	47,441,805	38,081,399	--
Utilities	40,516,994	35,688,365	4,828,629	--
Government Obligations	1,996,808	--	1,996,808	--
Money Market Funds	58,706,949	58,706,949	--	--
Total Investments in Securities:	$1,489,337,090	$1,245,031,548	$243,831,293	$474,249
Derivative Instruments:
Assets
Futures Contracts	$116,715	$116,715	$--	$--
Total Assets	$116,715	$116,715	$--	$--
Total Derivative Instruments:	$116,715	$116,715	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$116,715	$0
Total Equity Risk	$116,715	$0
Total Value of Derivatives	$116,715	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $31,460,635) — See accompanying schedule: Unaffiliated issuers (cost $1,289,991,478)	$1,430,630,141
Fidelity Central Funds (cost $58,697,685)	58,706,949
Total Investments (cost $1,348,689,163)		$1,489,337,090
Foreign currency held at value (cost $3,151,217)		3,159,708
Receivable for fund shares sold		2,433,715
Dividends receivable		655,173
Distributions receivable from Fidelity Central Funds		18,555
Receivable for daily variation margin for derivative instruments		157,529
Receivable from investment adviser for expense reductions		91,168
Total assets		1,495,852,938
Liabilities
Payable for fund shares redeemed	$825,205
Accrued management fee	108,402
Other affiliated payables	90,335
Other payables and accrued expenses	1,099,028
Collateral on securities loaned, at value	32,343,630
Total liabilities		34,466,600
Net Assets		$1,461,386,338
Net Assets consist of:
Paid in capital		$1,296,157,081
Undistributed net investment income		15,273,690
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,152,177
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,803,390
Net Assets, for 122,442,060 shares outstanding		$1,461,386,338
Net Asset Value, offering price and redemption price per share ($1,461,386,338 ÷ 122,442,060 shares)		$11.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period January 5, 2016 (commencement of operations) to October 31, 2016
Investment Income
Dividends		$19,620,306
Interest		7,256
Income from Fidelity Central Funds		143,966
Income before foreign taxes withheld		19,771,528
Less foreign taxes withheld		(2,390,400)
Total income		17,381,128
Expenses
Management fee	$767,034
Transfer agent fees	462,988
Accounting and security lending fees	65,840
Custodian fees and expenses	465,553
Independent trustees' fees and expenses	2,169
Registration fees	236,327
Audit	37,874
Legal	111
Miscellaneous	1,939
Total expenses before reductions	2,039,835
Expense reductions	(1,357,692)	682,143
Net investment income (loss)		16,698,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $48,559)	110,288
Fidelity Central Funds	17,828
Foreign currency transactions	244,098
Futures contracts	11,054,465
Total net realized gain (loss)		11,426,679
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $972,805)	139,675,122
Assets and liabilities in foreign currencies	11,553
Futures contracts	116,715
Total change in net unrealized appreciation (depreciation)		139,803,390
Net gain (loss)		151,230,069
Net increase (decrease) in net assets resulting from operations		$167,929,054

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period January 5, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,698,985
Net realized gain (loss)	11,426,679
Change in net unrealized appreciation (depreciation)	139,803,390
Net increase (decrease) in net assets resulting from operations	167,929,054
Share transactions
Proceeds from sales of shares	1,444,079,718
Cost of shares redeemed	(150,622,434)
Net increase (decrease) in net assets resulting from share transactions	1,293,457,284
Total increase (decrease) in net assets	1,461,386,338
Net Assets
Beginning of period	–
End of period	$1,461,386,338
Other Information
Undistributed net investment income end of period	$15,273,690
Shares
Sold	135,432,410
Redeemed	(12,990,350)
Net increase (decrease)	122,442,060

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Emerging Markets Index Fund

Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.25
Net realized and unrealized gain (loss)	1.69
Total from investment operations	1.94
Net asset value, end of period	$11.94
Total ReturnC,D	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G
Expenses net of fee waivers, if any	.11%G
Expenses net of all reductions	.11%G
Net investment income (loss)	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,461,386
Portfolio turnover rateH	16%G

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$170,420,788
Gross unrealized depreciation	(33,165,468)
Net unrealized appreciation (depreciation) on securities	$137,255,320
Tax Cost	$1,352,081,770

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,490,804
Undistributed long-term capital gain	$6,432,832
Net unrealized appreciation (depreciation) on securities and other investments	$137,278,426

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $11,054,465 and a change in net unrealized appreciation (depreciation) of $116,715 related to its investment in futures contracts. These amounts included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,386,312,207 and $96,309,493, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Pursuant to the management contract and separate expense contract approved by the Board of Trustees effective July 1, 2016, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .09% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .165% of the Fund's average net assets, with certain exceptions.

Prior to July 1, 2016, there was no expense contract in place and under the management contract the management fee was based on an annual rate of .20% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .12% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,551 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $44,975.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. For the period, the expense limitations were as follows:

Period	Expense Limitations
July 1, 2016	.09%
June 1 - June 30, 2016	.10%
January 5 - May 31, 2016(a)	.20%

 (a) Commencement of operations January 5, 2016

During the period this reimbursement reduced the Fund's expenses by $1,351,570.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,122.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Emerging Markets Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity SAI Emerging Markets Index Fund (a fund of Fidelity Salem Street Trust) at October 31, 2016, the results of its operations for the for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity SAI Emerging Markets Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.10%	$1,000.00	$1,091.40	$.53
Hypothetical-C		$1,000.00	$1,024.63	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Emerging Markets Index Fund voted to pay on December 19, 2016, to shareholders of record at the opening of business on December 16, 2016, a distribution of $0.08 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.125 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2016, $6,432,832, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Emerging Markets Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio. The Board further considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract and sub-advisory agreements in September 2015. The Board noted that, because the fund did not commence operations until January 2016, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.09%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.165%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.09% through December 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the Fidelity funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV6-ANN-1216
1.9879600.100

Fidelity® Emerging Markets Index Fund (formerly Spartan® Emerging Markets Index Fund)

Fidelity® Global ex U.S. Index Fund (formerly Spartan® Global ex U.S. Index Fund)

Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)

Annual Report

October 31, 2016

Contents

Fidelity® Emerging Markets Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Past 5 years	Life of fundA
Institutional Class	9.94%	0.74%	(0.19)%
Institutional Premium Class	9.98%	0.77%	(0.17)%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index and FTSE® Emerging Index performed over the same period.

Period Ending Values
$9,900	Fidelity® Emerging Markets Index Fund - Institutional Class
$10,148	MSCI Emerging Markets Index
$10,487	FTSE® Emerging Index

Effective May 4, 2016, the fund began comparing its performance to the MSCI Emerging Markets Index rather than the FTSE® Emerging Index because MSCI Emerging Markets Index provides more complete coverage of equity emerging markets.

Fidelity® Emerging Markets Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes performed about in line with the 9.31% return of the MSCI Emerging Markets Index – which was adopted in May 2016 to better reflect the broader view on market classification – but lagged the 11.63% return of the FTSE® Emerging Index. The fund also trailed the 10.19% gain of a Linked index that combines the returns of the FTSE benchmark, with which the fund was compared through May 3, 2016, and the new MSCI index, with which the fund was compared for the second half of the period. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) On an absolute basis, shares of Taiwan Semiconductor (+46%) contributed strongly, benefiting from a strong industry environment. China-based media company Tencent Holdings and Korean electronics giant Samsung also added value. Meanwhile, rising commodity prices boosted shares of materials and energy companies, including Petrobras, Brazil’s state-owned oil company. In contrast, China Life Insurance Company (-30%) detracted, largely due to early-period concern about Chinese economic growth. Elsewhere, telecommunications providers America Movil and MTN Group, based in Mexico and Brazil, respectively, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.5	3.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.4	0.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.7	0.0
Naspers Ltd. Class N (South Africa, Media)	1.7	1.8
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.8
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	0.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.2
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	1.0
	21.2

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	30.9
Information Technology	23.0	14.2
Consumer Discretionary	10.0	8.3
Consumer Staples	7.5	8.0
Energy	7.3	9.5
Materials	6.5	7.5
Telecommunication Services	5.8	7.4
Industrials	5.5	5.9
Utilities	2.7	3.2
Real Estate	2.4	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Korea (South)	13.7%
Taiwan	11.8%
Cayman Islands	11.2%
China	9.8%
India	8.1%
Brazil	8.0%
South Africa	6.3%
Hong Kong	3.9%
Mexico	3.7%
Other*	23.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Taiwan	13.4%
China	13.3%
India	11.9%
South Africa	9.0%
Brazil	8.6%
Cayman Islands	5.6%
Mexico	5.4%
Hong Kong	4.9%
Russia	4.8%
Other*	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.1
Short-Term Investments and Net Other Assets (Liabilities)	0.0	(0.1)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Index Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 92.1%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		636,000	$332,944
Alibaba Pictures Group Ltd. (a)		2,080,000	410,338
Beijing Enterprises Water Group Ltd.		782,000	567,679
Brilliance China Automotive Holdings Ltd.		566,000	672,146
China Gas Holdings Ltd.		328,000	499,895
China Resource Gas Group Ltd.		160,000	502,350
Cosco Shipping Ports Ltd.		300,735	298,581
Credicorp Ltd.		6,502	966,197
Credicorp Ltd. (United States)		6,125	910,665
GOME Electrical Appliances Holdings Ltd.		2,267,802	286,562
Haier Electronics Group Co. Ltd.		228,000	368,067
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
Kunlun Energy Co. Ltd.		626,000	473,805
Luye Pharma Group Ltd.		248,000	166,920
Nine Dragons Paper (Holdings) Ltd.		296,000	241,210

TOTAL BERMUDA			6,697,361

Brazil - 4.7%
AES Tiete Energia SA unit		35,729	185,137
Ambev SA		875,600	5,165,272
Banco Bradesco SA		146,601	1,457,284
Banco do Brasil SA		160,200	1,470,006
Banco Santander SA (Brasil) unit		74,600	614,655
BB Seguridade Participacoes SA		130,900	1,318,022
BM&F BOVESPA SA		321,800	1,895,313
BR Malls Participacoes SA		104,070	416,671
Brasil Foods SA		113,800	1,903,797
CCR SA		167,000	907,722
Cetip SA - Mercados Organizado		41,717	586,417
Cielo SA		190,379	1,932,418
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		64,800	684,135
Companhia Siderurgica Nacional SA (CSN) (a)		110,800	372,805
Cosan SA Industria e Comercio		21,600	290,436
CPFL Energia SA		35,672	270,669
Drogasil SA		42,200	936,808
Duratex SA		57,905	156,373
EDP Energias do Brasil SA		59,557	286,403
Embraer SA		121,300	651,721
ENGIE Brasil Energia SA		31,200	396,353
Equatorial Energia SA		36,200	645,748
Fibria Celulose SA		44,200	353,655
Hypermarcas SA		63,300	530,673
JBS SA		127,800	388,765
Klabin SA unit		101,100	521,020
Kroton Educacional SA		257,748	1,283,895
Localiza Rent A Car SA		28,590	354,957
Lojas Americanas SA		36,398	178,569
Lojas Renner SA		121,400	1,026,880
M. Dias Branco SA		5,900	251,951
Multiplan Empreendimentos Imobiliarios SA		16,100	323,564
Natura Cosmeticos SA		31,000	297,763
Odontoprev SA		47,000	176,692
Petroleo Brasileiro SA - Petrobras (ON) (a)		576,200	3,364,777
Porto Seguro SA		20,000	189,662
Qualicorp SA		40,300	259,324
Rumo Logistica Operadora Multimodal SA (a)		145,200	324,789
Sul America SA unit		31,028	187,315
Terna Participacoes SA unit		17,700	115,061
TIM Participacoes SA		152,700	423,848
Totvs SA		21,700	196,877
Ultrapar Participacoes SA		67,700	1,534,067
Vale SA		247,700	1,713,414
Weg SA		102,840	567,038

TOTAL BRAZIL			37,108,721

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	58,800
Cayman Islands - 11.2%
3SBio, Inc. (a)		179,500	179,372
58.com, Inc. ADR (a)(b)		14,530	608,081
AAC Technology Holdings, Inc.		137,500	1,311,964
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		208,176	21,169,417
Anta Sports Products Ltd.		182,000	525,662
Baidu.com, Inc. sponsored ADR (a)		50,350	8,904,901
Belle International Holdings Ltd.		1,147,000	695,102
Casetek Holdings		21,000	67,606
Chailease Holding Co. Ltd.		189,000	327,304
China Conch Venture Holdings Ltd.		253,500	473,951
China Huishan Dairy Holdings Co. Ltd. (b)		738,000	274,054
China Medical System Holdings Ltd.		224,000	350,056
China Mengniu Dairy Co. Ltd.		513,000	972,349
China Resources Land Ltd.		520,744	1,298,578
China State Construction International Holdings Ltd.		320,000	467,897
Country Garden Holdings Co. Ltd.		1,002,737	522,343
Ctrip.com International Ltd. ADR (a)(b)		69,377	3,062,995
ENN Energy Holdings Ltd.		138,000	649,470
Evergrande Real Estate Group Ltd. (b)		747,000	494,112
Fang Holdings Ltd. ADR (a)		47,261	157,379
GCL-Poly Energy Holdings Ltd.		2,386,000	323,033
Geely Automobile Holdings Ltd.		985,000	1,016,047
Haitian International Holdings Ltd.		113,000	233,123
Hengan International Group Co. Ltd.		137,000	1,090,799
JD.com, Inc. sponsored ADR (a)(b)		127,618	3,311,687
Kingsoft Corp. Ltd.		149,000	335,058
Longfor Properties Co. Ltd.		264,000	350,613
NetEase, Inc. ADR		14,647	3,764,133
New Oriental Education & Technology Group, Inc. sponsored ADR		24,933	1,249,891
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		23,400	8,086
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		6,208	183,571
Semiconductor Manufacturing International Corp. (a)		4,977,000	602,753
Shenzhou International Group Holdings Ltd.		105,000	696,566
Shimao Property Holdings Ltd.		227,000	303,816
Shui On Land Ltd.		674,000	166,859
Sino Biopharmaceutical Ltd.		811,000	567,817
SOHO China Ltd.		359,000	185,621
Sunac China Holdings Ltd.		332,000	227,311
TAL Education Group ADR (a)(b)		7,820	636,861
Tencent Holdings Ltd.		1,046,400	27,732,029
Tingyi (Cayman Islands) Holding Corp.		370,000	399,314
Vipshop Holdings Ltd. ADR (a)(b)		75,234	1,028,449
Want Want China Holdings Ltd. (b)		1,086,000	662,336
YY, Inc. ADR (a)(b)		5,072	243,811
Zhen Ding Technology Holding Ltd.		73,000	166,475

TOTAL CAYMAN ISLANDS			87,998,652

Chile - 1.1%
AES Gener SA		490,636	167,038
Aguas Andinas SA		493,038	325,575
Banco de Chile		4,498,808	536,920
Banco de Credito e Inversiones		6,415	327,565
Banco Santander Chile		12,155,206	680,500
Cencosud SA		265,535	865,605
Colbun SA		1,544,096	337,554
Compania Cervecerias Unidas SA		28,315	304,139
Compania de Petroleos de Chile SA (COPEC)		83,201	839,372
CorpBanca SA		26,984,386	244,347
Empresa Nacional de Electricidad SA		595,981	408,835
Empresa Nacional de Electricidad SA sponsored ADR		203	4,214
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		30,739	329,404
Empresas CMPC SA		236,763	512,838
Endesa Americas SA		648,367	301,741
Endesa Americas SA sponsored ADR		203	2,917
Enersis Chile SA		3,572,181	360,926
Enersis SA		3,613,327	611,238
LATAM Airlines Group SA (a)		56,056	538,634
LATAM Airlines Group SA sponsored ADR (a)		212	2,033
S.A.C.I. Falabella		113,049	886,954
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	4,916

TOTAL CHILE			8,593,265

China - 9.8%
Agricultural Bank of China Ltd. (H Shares)		4,542,000	1,915,060
Air China Ltd. (H Shares)		316,000	207,800
Aluminum Corp. of China Ltd. (H Shares) (a)		712,000	264,399
Anhui Conch Cement Co. Ltd. (H Shares)		225,500	625,133
AviChina Industry & Technology Co. Ltd. (H Shares)		429,000	291,511
Bank Communications Co. Ltd. (H Shares)		1,631,000	1,242,879
Bank of China Ltd. (H Shares)		14,723,000	6,606,371
Beijing Capital International Airport Co. Ltd. (H Shares)		276,000	289,326
BYD Co. Ltd. (H Shares)		120,000	789,112
CGN Power Co. Ltd. (H Shares)		1,930,000	564,899
China Cinda Asset Management Co. Ltd. (H Shares)		1,597,000	574,509
China CITIC Bank Corp. Ltd. (H Shares)		1,673,000	1,080,740
China Coal Energy Co. Ltd. (H Shares) (a)		365,000	207,078
China Communications Construction Co. Ltd. (H Shares)		804,000	885,322
China Communications Services Corp. Ltd. (H Shares)		438,000	260,353
China Construction Bank Corp. (H Shares)		15,602,000	11,426,573
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		473,500	163,622
China Everbright Bank Co. Ltd. (H Shares)		607,000	277,064
China Galaxy Securities Co. Ltd. (H Shares)		538,500	512,424
China Life Insurance Co. Ltd. (H Shares)		1,382,000	3,421,464
China Longyuan Power Grid Corp. Ltd. (H Shares)		578,000	441,947
China Merchants Bank Co. Ltd. (H Shares)		725,346	1,769,513
China Minsheng Banking Corp. Ltd. (H Shares)		1,095,200	1,249,753
China National Building Materials Co. Ltd. (H Shares)		518,000	237,108
China Oilfield Services Ltd. (H Shares)		330,000	319,126
China Pacific Insurance (Group) Co. Ltd. (H Shares)		490,200	1,772,938
China Petroleum & Chemical Corp. (H Shares)		4,733,000	3,422,911
China Railway Construction Corp. Ltd. (H Shares)		374,500	469,359
China Railway Group Ltd. (H Shares)		726,000	561,662
China Shenhua Energy Co. Ltd. (H Shares)		633,500	1,318,371
China Shipping Container Lines Co. Ltd. (H Shares) (a)		709,000	149,012
China Southern Airlines Ltd. (H Shares)		322,000	181,021
China Telecom Corp. Ltd. (H Shares)		2,594,000	1,341,225
China Vanke Co. Ltd. (H Shares)		245,100	641,544
Chongqing Changan Automobile Co. Ltd. (B Shares)		147,100	224,760
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		471,000	282,398
CITIC Securities Co. Ltd. (H Shares)		412,500	914,829
CRRC Corp. Ltd. (H Shares)		760,600	690,425
Dongfeng Motor Group Co. Ltd. (H Shares)		492,000	511,948
GF Securities Co. Ltd. (H Shares)		249,200	554,595
Great Wall Motor Co. Ltd. (H Shares)		562,500	549,042
Guangzhou Automobile Group Co. Ltd. (H Shares)		382,000	462,012
Guangzhou R&F Properties Co. Ltd. (H Shares)		174,400	246,459
Haitong Securities Co. Ltd. (H Shares)		577,600	1,024,786
Huadian Power International Corp. Ltd. (H Shares)		314,000	134,822
Huaneng Power International, Inc. (H Shares)		780,000	479,450
Huaneng Renewables Corp. Ltd. (H Shares)		730,000	245,669
Huatai Securities Co. Ltd. (H Shares)		266,400	563,333
Industrial & Commercial Bank of China Ltd. (H Shares)		13,672,000	8,206,477
Jiangsu Expressway Co. Ltd. (H Shares)		228,000	310,446
Jiangxi Copper Co. Ltd. (H Shares)		231,000	272,832
New China Life Insurance Co. Ltd. (H Shares)		146,200	633,394
People's Insurance Co. of China Group (H Shares)		1,271,000	506,397
PetroChina Co. Ltd. (H Shares)		3,902,000	2,669,886
PICC Property & Casualty Co. Ltd. (H Shares)		859,227	1,391,506
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		966,500	5,103,207
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		336,000	219,219
Shanghai Electric Group Co. Ltd. (H Shares) (a)		508,000	235,150
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		76,000	233,717
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		160,225	249,150
Shanghai Pharma Holding Co. Ltd. (H Shares)		134,700	347,364
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		220,500	195,038
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		639,000	326,275
Sinopharm Group Co. Ltd. (H Shares)		225,200	1,096,157
Sinotrans Ltd. (H Shares)		360,000	169,891
TravelSky Technology Ltd. (H Shares)		165,000	352,741
Tsingtao Brewery Co. Ltd. (H Shares)		68,000	271,805
Weichai Power Co. Ltd. (H Shares)		180,600	272,918
Yanzhou Coal Mining Co. Ltd. (H Shares)		336,000	249,112
Zhejiang Expressway Co. Ltd. (H Shares)		256,000	268,360
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		99,500	482,390
Zijin Mining Group Co. Ltd. (H Shares)		1,052,000	330,973
ZTE Corp. (H Shares)		146,080	201,164

TOTAL CHINA			76,961,226

Colombia - 0.3%
Bancolombia SA sponsored ADR		76	2,909
Cementos Argos SA		84,817	335,682
Corporacion Financiera Colombiana SA		15,188	188,311
Ecopetrol SA (a)		948,019	413,035
Grupo de Inversiones Suramerica SA		42,280	545,307
Interconexion Electrica SA ESP		81,988	272,404
Inversiones Argos SA		52,893	343,029

TOTAL COLOMBIA			2,100,677

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		30,912	582,595
Komercni Banka A/S		14,351	525,671
Telefonica Czech Rep A/S		9,573	87,839

TOTAL CZECH REPUBLIC			1,196,105

Egypt - 0.2%
Commercial International Bank SAE		191,678	1,107,335
Commercial International Bank SAE sponsored GDR		2,831	12,513
Global Telecom Holding (a)		456,482	245,206
Talaat Moustafa Group Holding		210,780	135,299

TOTAL EGYPT			1,500,353

Greece - 0.3%
Alpha Bank AE (a)		250,705	429,330
EFG Eurobank Ergasias SA (a)		344,719	202,831
Ff Group (a)		6,088	145,825
Greek Organization of Football Prognostics SA		41,360	352,781
Hellenic Telecommunications Organization SA		47,036	431,142
Jumbo SA		18,854	268,026
National Bank of Greece SA (a)		996,654	203,836
Piraeus Bank SA (a)		1,187,747	196,881
Titan Cement Co. SA (Reg.)		8,168	189,819

TOTAL GREECE			2,420,471

Hong Kong - 3.9%
Beijing Enterprises Holdings Ltd.		92,500	462,765
China Everbright International Ltd.		450,000	539,614
China Everbright Ltd.		168,000	329,261
China Jinmao Holdings Group Ltd.		656,000	181,011
China Merchants Holdings International Co. Ltd.		248,781	644,764
China Mobile Ltd.		1,139,000	13,048,833
China Overseas Land and Investment Ltd.		738,000	2,279,026
China Power International Development Ltd.		582,000	212,372
China Resources Beer Holdings Co. Ltd.		330,878	703,946
China Resources Power Holdings Co. Ltd.		351,691	597,674
China Taiping Insurance Group Ltd. (a)		294,377	568,595
China Unicom Ltd.		1,116,000	1,310,199
CITIC Pacific Ltd.		823,000	1,182,150
CNOOC Ltd.		3,299,000	4,151,047
CNOOC Ltd. sponsored ADR		200	25,096
CSPC Pharmaceutical Group Ltd.		784,000	812,755
Far East Horizon Ltd.		360,000	328,642
Fosun International Ltd.		471,000	683,828
Guangdong Investment Ltd.		532,000	803,946
Lenovo Group Ltd.		1,316,000	845,031
Shanghai Industrial Holdings Ltd.		97,000	297,045
Sino-Ocean Group Holding Ltd.		521,979	217,392
Sun Art Retail Group Ltd.		432,000	304,690

TOTAL HONG KONG			30,529,682

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		6,741	433,704
OTP Bank PLC		44,967	1,263,082
Richter Gedeon PLC		25,668	551,695

TOTAL HUNGARY			2,248,481

India - 8.1%
ACC Ltd.		8,240	187,355
Adani Ports & Special Economic Zone		155,765	716,881
Ambuja Cements Ltd.		114,607	414,751
Apollo Hospitals Enterprise Ltd.		13,866	278,545
Ashok Leyland Ltd. (a)		197,963	267,837
Asian Paints Ltd.		54,200	869,323
Aurobindo Pharma Ltd.		48,071	585,020
Axis Bank Ltd.		302,393	2,207,243
Bajaj Auto Ltd.		15,881	678,066
Bajaj Finance Ltd.		30,532	490,921
Bharat Forge Ltd.		19,015	252,249
Bharat Heavy Electricals Ltd. (a)		112,573	234,494
Bharat Petroleum Corp. Ltd.		47,249	473,903
Bharti Airtel Ltd.		188,761	902,272
Bharti Infratel Ltd.		103,396	535,771
Bosch Ltd. (a)		1,365	447,959
Cadila Healthcare Ltd.		36,137	229,129
Cairn India Ltd.		81,352	275,623
Cipla Ltd. (a)		66,456	572,999
Coal India Ltd.		130,275	634,331
Container Corp. of India Ltd.		6,004	123,810
Dabur India Ltd.		94,664	413,749
Divi's Laboratories Ltd.		14,789	283,762
Dr. Reddy's Laboratories Ltd. (a)		22,045	1,108,838
Eicher Motors Ltd.		2,495	898,426
GAIL India Ltd.		57,407	372,986
GlaxoSmithKline Consumer Healthcare Ltd.		1,803	164,311
Glenmark Pharmaceuticals Ltd. (a)		24,903	348,334
Godrej Consumer Products Ltd.		21,763	524,977
Havells India Ltd.		45,652	278,612
HCL Technologies Ltd.		105,507	1,207,063
Hero Motocorp Ltd. (a)		8,961	450,277
Hindalco Industries Ltd. (a)		202,242	453,719
Hindustan Unilever Ltd.		121,145	1,519,183
Housing Development Finance Corp. Ltd.		278,559	5,811,677
ICICI Bank Ltd. (a)		200,104	832,730
Idea Cellular Ltd. (a)		227,405	259,773
Indiabulls Housing Finance Ltd.		55,544	706,858
Infosys Ltd.		341,076	5,096,292
ITC Ltd.		628,809	2,291,619
JSW Steel Ltd. (a)		15,388	382,673
Larsen & Toubro Ltd.		59,249	1,315,185
LIC Housing Finance Ltd.		53,639	468,599
Lupin Ltd.		41,733	931,158
Mahindra & Mahindra Financial Services Ltd. (a)		50,052	271,549
Mahindra & Mahindra Ltd.		69,866	1,373,954
Marico Ltd.		81,799	345,747
Maruti Suzuki India Ltd. (a)		19,144	1,686,414
Motherson Sumi Systems Ltd.		75,710	375,909
Nestle India Ltd.		4,142	433,772
NTPC Ltd.		300,336	685,494
Oil & Natural Gas Corp. Ltd.		160,832	691,738
Piramal Enterprises Ltd.		13,814	367,511
Power Finance Corp. Ltd.		168,931	314,282
Reliance Industries Ltd.		240,861	3,809,229
Shree Cement Ltd.		1,490	373,458
Shriram Transport Finance Co. Ltd.		26,851	434,653
Siemens India Ltd. (a)		12,614	223,838
State Bank of India		289,591	1,120,066
Sun Pharmaceutical Industries Ltd.		180,151	2,007,696
Tata Consultancy Services Ltd.		87,870	3,159,768
Tata Motors Ltd. (a)		279,121	2,247,012
Tata Motors Ltd. Class A (a)		95,772	500,644
Tata Power Co. Ltd.		198,694	233,230
Tata Steel Ltd. (a)		55,366	336,526
Tech Mahindra Ltd.		42,487	277,481
Titan Co. Ltd.		57,261	320,661
Ultratech Cemco Ltd. (a)		6,469	386,237
United Spirits Ltd. (a)		12,458	420,260
UPL Ltd. (a)		66,850	699,312
Vedanta Ltd. (a)		187,895	570,681
Wipro Ltd.		112,624	782,789
Yes Bank Ltd. (a)		58,296	1,111,903
Zee Entertainment Enterprises Ltd.		108,533	846,635

TOTAL INDIA			63,907,732

Indonesia - 2.6%
PT Adaro Energy Tbk		2,600,900	315,943
PT AKR Corporindo Tbk		321,800	175,106
PT Astra International Tbk		3,770,400	2,376,727
PT Bank Central Asia Tbk		2,305,200	2,742,813
PT Bank CIMB Niaga Tbk (a)		75,942	5,558
PT Bank Danamon Indonesia Tbk Series A		591,600	175,013
PT Bank Mandiri (Persero) Tbk		1,743,300	1,535,584
PT Bank Negara Indonesia (Persero) Tbk		1,357,500	580,017
PT Bank Rakyat Indonesia Tbk		2,076,100	1,941,173
PT Bumi Serpong Damai Tbk		1,365,100	227,028
PT Charoen Pokphand Indonesia Tbk		1,324,700	375,643
PT Global Mediacom Tbk		1,095,300	71,352
PT Gudang Garam Tbk		91,400	475,633
PT Hanjaya Mandala Sampoerna Tbk		1,672,200	506,222
PT Indocement Tunggal Prakarsa Tbk		267,600	337,371
PT Indofood CBP Sukses Makmur Tbk		425,200	306,321
PT Indofood Sukses Makmur Tbk		800,400	521,413
PT Jasa Marga Tbk		395,600	137,344
PT Kalbe Farma Tbk		3,870,400	516,132
PT Lippo Karawaci Tbk		3,409,600	236,487
PT Matahari Department Store Tbk		427,800	590,979
PT Media Nusantara Citra Tbk		918,000	147,747
PT Perusahaan Gas Negara Tbk Series B		1,982,500	388,964
PT Semen Gresik (Persero) Tbk		534,000	403,119
PT Summarecon Agung Tbk		1,861,300	235,373
PT Surya Citra Media Tbk		1,083,200	219,994
PT Telkomunikasi Indonesia Tbk Series B		9,403,500	3,041,291
PT Tower Bersama Infrastructure Tbk		424,200	194,252
PT Unilever Indonesia Tbk		288,400	983,031
PT United Tractors Tbk		300,200	497,534
PT Waskita Karya Persero Tbk		857,300	172,143
PT XL Axiata Tbk (a)		665,075	112,137

TOTAL INDONESIA			20,545,444

Isle of Man - 0.1%
New Europe Property Investments PLC		43,987	542,377
Korea (South) - 13.0%
AMOREPACIFIC Corp.		5,999	1,882,957
AMOREPACIFIC Group, Inc.		5,233	677,142
BGFretail Co. Ltd.		1,777	270,336
BS Financial Group, Inc.		47,269	383,936
Celltrion, Inc.		14,223	1,320,635
Cheil Industries, Inc.		14,095	1,990,236
Cheil Worldwide, Inc.		12,296	182,222
CJ CheilJedang Corp.		1,466	447,969
CJ Corp.		2,769	422,460
CJ E&M Corp.		3,367	205,772
Coway Co. Ltd.		10,103	791,453
Daelim Industrial Co.		5,362	383,015
Daewoo Engineering & Construction Co. Ltd. (a)		22,978	127,169
DGB Financial Group Co. Ltd.		29,887	250,854
Dong Suh Companies, Inc.		6,651	157,879
Dongbu Insurance Co. Ltd.		9,281	576,941
Doosan Heavy Industries & Construction Co. Ltd.		8,378	191,915
E-Mart Co. Ltd.		3,502	497,550
GS Engineering & Construction Corp. (a)		8,726	204,464
GS Holdings Corp.		9,783	437,079
GS Retail Co. Ltd.		5,039	214,996
Hana Financial Group, Inc.		55,051	1,578,723
Hankook Tire Co. Ltd.		13,933	672,436
Hanmi Pharm Co. Ltd.		934	295,612
Hanmi Science Co. Ltd.		1,962	130,542
Hanon Systems		33,194	310,535
Hanssem Co. Ltd.		1,911	296,569
Hanwha Chemical Corp.		19,584	463,165
Hanwha Corp.		8,284	270,519
Hanwha Life Insurance Co. Ltd.		37,962	207,442
Hotel Shilla Co.		6,023	301,741
Hyosung Corp.		3,794	444,497
Hyundai Department Store Co. Ltd.		2,757	283,232
Hyundai Engineering & Construction Co. Ltd.		13,225	479,278
Hyundai Fire & Marine Insurance Co. Ltd.		11,194	345,973
Hyundai Glovis Co. Ltd.		3,373	511,662
Hyundai Heavy Industries Co. Ltd. (a)		7,793	991,367
Hyundai Industrial Development & Construction Co.		10,311	437,230
Hyundai Mobis		12,650	3,030,457
Hyundai Motor Co.		26,610	3,257,166
Hyundai Steel Co.		14,599	630,546
Hyundai Wia Corp.		3,000	206,425
Industrial Bank of Korea		47,767	551,276
Kakao Corp.		5,369	358,636
Kangwon Land, Inc.		22,176	735,804
KB Financial Group, Inc.		73,811	2,733,430
KCC Corp.		1,023	361,794
KEPCO Plant Service & Engineering Co. Ltd.		3,789	181,871
Kia Motors Corp.		49,060	1,745,778
Korea Aerospace Industries Ltd.		10,986	622,417
Korea Electric Power Corp.		47,816	2,069,447
Korea Express Co. Ltd. (a)		1,172	205,964
Korea Gas Corp.		4,951	200,636
Korea Investment Holdings Co. Ltd.		7,228	259,733
Korea Zinc Co. Ltd.		1,558	619,792
Korean Air Lines Co. Ltd. (a)		6,695	187,313
KT Corp.		216	6,096
KT&G Corp.		21,703	2,144,200
Kumho Petro Chemical Co. Ltd.		3,189	195,452
LG Chemical Ltd.		8,514	1,834,922
LG Corp.		17,798	953,891
LG Display Co. Ltd.		43,465	1,039,682
LG Electronics, Inc.		19,980	835,008
LG Household & Health Care Ltd.		1,697	1,216,642
LG Innotek Co. Ltd.		2,496	170,218
LG Telecom Ltd.		39,433	406,826
Lotte Chemical Corp.		2,802	706,775
Lotte Chilsung Beverage Co. Ltd.		113	152,148
Lotte Confectionery Co. Ltd.		1,011	169,715
Lotte Shopping Co. Ltd.		1,970	393,568
Mirae Asset Daewoo Co. Ltd.		30,702	208,035
Mirae Asset Securities Co. Ltd.		13,375	264,868
NAVER Corp.		5,204	3,899,286
NCSOFT Corp.		3,204	740,944
Oci Co. Ltd. (a)		3,009	238,088
Orion Corp.		676	422,591
Ottogi Corp.		223	128,291
Paradise Co. Ltd.		8,416	95,657
POSCO		12,990	2,704,032
Posco Daewoo Corp.		8,058	175,778
S-Oil Corp.		8,203	563,001
S1 Corp.		3,422	276,751
Samsung Card Co. Ltd.		6,234	262,713
Samsung Electro-Mechanics Co. Ltd.		10,137	417,443
Samsung Electronics Co. Ltd.		18,470	26,467,495
Samsung Fire & Marine Insurance Co. Ltd.		6,172	1,573,010
Samsung Heavy Industries Co. Ltd.		43,872	373,989
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)		15,880	35,821
Samsung Life Insurance Co. Ltd.		13,011	1,257,014
Samsung SDI Co. Ltd.		10,303	849,459
Samsung SDS Co. Ltd.		6,491	876,813
Samsung Securities Co. Ltd.		10,606	320,381
Shinhan Financial Group Co. Ltd.		79,300	3,040,253
Shinsegae Co. Ltd.		1,264	205,555
SK C&C Co. Ltd.		8,508	1,662,540
SK Energy Co. Ltd.		12,044	1,595,329
SK Hynix, Inc.		108,160	3,877,194
SK Networks Co. Ltd.		23,283	132,725
SK Telecom Co. Ltd.		3,800	745,244
Woori Bank		57,154	624,631
Woori Investment & Securities Co. Ltd.		25,151	222,097
Yuhan Corp.		1,527	280,366

TOTAL KOREA (SOUTH)			102,358,525

Malaysia - 2.6%
AirAsia Bhd		220,400	145,532
Alliance Financial Group Bhd		186,500	177,386
AMMB Holdings Bhd		328,700	329,092
Astro Malaysia Holdings Bhd		278,500	189,207
Axiata Group Bhd		478,948	561,722
Berjaya Sports Toto Bhd		163,628	124,427
British American Tobacco (Malaysia) Bhd		25,500	301,015
Bumiputra-Commerce Holdings Bhd		564,365	676,700
Dialog Group Bhd		564,000	208,391
DiGi.com Bhd		641,200	768,829
Felda Global Ventures Holdings Bhd		234,500	112,359
Gamuda Bhd		309,400	362,134
Gamuda Bhd warrants 3/6/21 (a)		62,050	19,229
Genting Bhd		423,500	791,476
Genting Malaysia Bhd		563,000	638,827
Genting Plantations Bhd		37,300	97,807
Hap Seng Consolidated Bhd		109,500	203,339
Hartalega Holdings Bhd		121,900	142,386
Hong Leong Bank Bhd		115,500	366,737
Hong Leong Credit Bhd		41,800	156,638
IHH Healthcare Bhd		602,200	918,732
IJM Corp. Bhd		524,400	412,520
IOI Corp. Bhd		417,500	447,855
IOI Properties Group Sdn Bhd		282,300	164,871
Kuala Lumpur Kepong Bhd		83,100	474,631
Lafarge Malaysia Bhd		64,600	124,734
Malayan Banking Bhd		651,219	1,226,372
Malaysia Airports Holdings Bhd		131,406	207,681
Maxis Bhd		359,600	510,898
MISC Bhd		198,200	355,295
Petronas Chemicals Group Bhd		451,900	754,064
Petronas Dagangan Bhd		36,900	205,479
Petronas Gas Bhd		127,500	668,653
PPB Group Bhd		88,600	340,461
Public Bank Bhd		503,600	2,384,147
RHB Capital Bhd		144,289	166,130
RHB Capital Bhd		99,132	0
SapuraKencana Petroleum Bhd (a)		683,500	263,950
Sime Darby Bhd		468,518	914,699
Telekom Malaysia Bhd		201,980	314,887
Tenaga Nasional Bhd		631,400	2,158,349
UMW Holdings Bhd		86,200	122,468
Westports Holdings Bhd		179,000	188,174
YTL Corp. Bhd		783,986	297,148
YTL Power International Bhd		377,170	137,561

TOTAL MALAYSIA			20,132,992

Malta - 0.0%
Brait SA		62,682	416,478
Mexico - 3.7%
Alfa SA de CV Series A		528,300	801,073
America Movil S.A.B. de CV Series L		5,904,500	3,911,134
CEMEX S.A.B. de CV unit		2,606,094	2,255,738
Coca-Cola FEMSA S.A.B. de CV Series L		90,500	679,815
Compartamos S.A.B. de CV		177,900	351,075
El Puerto de Liverpool S.A.B. de CV Class C		35,340	370,433
Embotelladoras Arca S.A.B. de CV		76,800	477,923
Fibra Uno Administracion SA de CV		473,900	904,374
Fomento Economico Mexicano S.A.B. de CV unit		341,000	3,270,901
Gruma S.A.B. de CV Series B		39,920	553,887
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		67,500	652,430
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		37,675	599,240
Grupo Bimbo S.A.B. de CV Series A		300,600	809,669
Grupo Carso SA de CV Series A1		106,800	466,166
Grupo Comercial Chedraui S.A.B. de CV		62,800	140,080
Grupo Financiero Banorte S.A.B. de CV Series O		463,600	2,730,190
Grupo Financiero Inbursa S.A.B. de CV Series O		435,100	706,022
Grupo Financiero Santander Mexico S.A.B. de CV		332,000	600,906
Grupo Lala S.A.B. de CV		106,200	197,724
Grupo Mexico SA de CV Series B		712,707	1,756,032
Grupo Televisa SA de CV		456,500	2,246,151
Industrias Penoles SA de CV		26,105	633,103
Kimberly-Clark de Mexico SA de CV Series A		286,500	617,837
Mexichem S.A.B. de CV		192,427	460,171
OHL Mexico S.A.B. de CV (a)		136,800	161,111
Promotora y Operadora de Infraestructura S.A.B. de CV		47,935	535,880
Wal-Mart de Mexico SA de CV Series V		972,800	2,058,212

TOTAL MEXICO			28,947,277

Netherlands - 0.4%
Steinhoff International Holdings NV (South Africa)		554,525	2,993,520
Peru - 0.1%
Compania de Minas Buenaventura SA		337	4,419
Compania de Minas Buenaventura SA sponsored ADR		34,262	455,342

TOTAL PERU			459,761

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.		355,760	572,983
Aboitiz Power Corp.		259,600	246,309
Alliance Global Group, Inc.		404,800	119,193
Ayala Corp.		45,860	790,698
Ayala Land, Inc.		1,375,500	1,029,577
Bank of the Philippine Islands (BPI)		130,592	272,620
BDO Unibank, Inc.		299,212	696,912
DMCI Holdings, Inc.		756,050	195,142
Globe Telecom, Inc.		6,020	221,262
GT Capital Holdings, Inc.		14,845	401,858
International Container Terminal Services, Inc.		92,920	149,272
JG Summit Holdings, Inc.		533,080	836,558
Jollibee Food Corp.		77,270	379,733
Megaworld Corp.		2,046,900	169,908
Metro Pacific Investments Corp.		2,351,300	349,567
Metropolitan Bank & Trust Co.		112,685	189,168
Philippine Long Distance Telephone Co.		17,740	560,448
PNOC Energy Development Corp.		1,709,900	208,311
Robinsons Land Corp.		296,300	189,357
Security Bank Corp.		36,710	167,065
SM Investments Corp.		44,420	616,365
SM Prime Holdings, Inc.		1,546,500	858,998
Universal Robina Corp.		159,460	599,257

TOTAL PHILIPPINES			9,820,561

Poland - 1.1%
Alior Bank SA (a)		20,269	243,595
Bank Handlowy w Warszawie SA		6,497	128,690
Bank Millennium SA (a)		109,774	161,447
Bank Polska Kasa Opieki SA		28,947	893,146
Bank Zachodni WBK SA		6,493	524,637
BRE Bank SA (a)		2,577	232,395
Cyfrowy Polsat SA (a)		34,982	215,960
ENEA SA (a)		34,738	88,898
Energa SA		31,943	65,461
Eurocash SA		13,727	139,116
Grupa Lotos SA (a)		19,243	166,814
KGHM Polska Miedz SA (Bearer)		27,382	496,097
LPP SA		233	349,210
NG2 SA		4,734	240,245
Polish Oil & Gas Co. SA		333,417	426,624
Polska Grupa Energetyczna SA		158,981	416,169
Polski Koncern Naftowy Orlen SA		59,814	1,186,141
Powszechna Kasa Oszczednosci Bank SA		162,975	1,141,542
Powszechny Zaklad Ubezpieczen SA		101,540	705,015
Synthos SA (a)		81,665	98,666
Tauron Polska Energia SA (a)		199,400	134,687
Telekomunikacja Polska SA		120,586	172,123
Zaklady Azotowe w Tarnowie-Moscicach SA		8,452	134,646

TOTAL POLAND			8,361,324

Qatar - 0.8%
Barwa Real Estate Co. (a)		18,053	158,392
Commercial Bank of Qatar (a)		29,224	286,498
Doha Bank (a)		22,123	221,136
Ezdan Holding Group (a)		143,945	620,597
Industries Qatar QSC (a)		27,394	767,307
Masraf al Rayan (a)		70,960	674,223
Qatar Electricity & Water Co. (a)		5,175	298,431
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		50,249	311,991
Qatar Insurance Co. SAQ (a)		21,617	520,012
Qatar Islamic Bank (a)		11,568	325,291
Qatar National Bank SAQ		39,138	1,719,619
Qatar Telecom (Qtel) Q.S.C. (a)		14,811	394,521
Vodafone Qatar QSC (a)		59,942	173,001

TOTAL QATAR			6,471,019

Russia - 3.4%
Alrosa Co. Ltd. (a)		485,813	678,899
Gazprom OAO (a)		276,450	605,787
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,139,649
Lukoil PJSC (a)		9,941	485,099
Lukoil PJSC sponsored ADR		68,904	3,359,070
Magnit OJSC GDR (Reg. S)		52,666	2,090,314
MegaFon PJSC GDR		16,492	157,169
MMC Norilsk Nickel PJSC (a)		1,115	164,327
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,395,187
Mobile TeleSystems OJSC sponsored ADR		96,919	747,245
Moscow Exchange MICEX-RTS OAO (a)		256,517	472,200
NOVATEK OAO (a)		10,958	114,210
NOVATEK OAO GDR (Reg. S)		15,874	1,696,931
PhosAgro OJSC GDR (Reg. S)		17,580	217,992
Rosneft Oil Co. OJSC (a)		24,755	135,740
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,043,659
Rostelecom PJSC (a)		16,695	20,805
Rostelecom PJSC sponsored ADR		23,110	170,321
RusHydro PJSC (a)		1,570,185	19,686
RusHydro PJSC ADR		194,501	237,291
Sberbank of Russia (a)		291,615	678,777
Sberbank of Russia sponsored ADR		426,892	4,051,205
Severstal PAO GDR (Reg. S)		38,232	539,071
Sistema JSFC (a)		650,000	197,610
Sistema JSFC sponsored GDR		3,428	25,607
Surgutneftegas OJSC (a)		84,379	35,954
Surgutneftegas OJSC sponsored ADR		116,797	501,994
Tatneft PAO (a)		36,196	202,671
Tatneft PAO sponsored ADR		37,903	1,268,613
VTB Bank OJSC (a)		95,154,048	101,681
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	890,283

TOTAL RUSSIA			26,445,047

South Africa - 6.3%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	198
Anglo American Platinum Ltd. (a)		9,902	233,293
AngloGold Ashanti Ltd. (a)		76,045	1,035,405
Aspen Pharmacare Holdings Ltd.		68,175	1,485,124
Barclays Africa Group Ltd.		79,347	920,122
Bidcorp Ltd.		62,456	1,101,245
Bidvest Group Ltd.		59,333	736,660
Capitec Bank Holdings Ltd.		7,314	371,565
Coronation Fund Managers Ltd.		40,159	216,018
Discovery Ltd.		67,116	573,563
Exxaro Resources Ltd.		25,975	191,098
FirstRand Ltd.		625,979	2,243,241
Fortress Income Fund Ltd.:
Class A		182,340	221,100
Class B		129,353	307,560
Foschini Ltd.		37,946	390,611
Gold Fields Ltd.		153,533	633,212
Growthpoint Properties Ltd.		379,485	707,537
Hyprop Investments Ltd.		43,550	386,609
Impala Platinum Holdings Ltd. (a)		112,183	450,937
Imperial Holdings Ltd.		27,395	346,040
Investec Ltd.		47,863	295,156
Liberty Holdings Ltd.		21,047	180,988
Life Healthcare Group Holdings Ltd.		172,690	461,062
Massmart Holdings Ltd.		19,544	169,383
MMI Holdings Ltd.		183,126	307,072
Mondi Ltd.		22,847	446,477
Mr Price Group Ltd.		45,589	519,732
MTN Group Ltd.		308,511	2,664,713
Naspers Ltd. Class N		81,182	13,606,245
Nedbank Group Ltd.		36,502	596,918
Netcare Ltd.		170,861	438,818
Pick 'n Pay Stores Ltd.		64,759	316,933
Pioneer Foods Ltd.		23,089	278,720
PSG Group Ltd.		17,495	273,381
Rand Merchant Insurance Holdings Ltd.		121,273	363,178
Redefine Properties Ltd.		808,905	694,697
Remgro Ltd.		98,891	1,642,836
Resilient Property Income Fund Ltd.		57,478	475,596
RMB Holdings Ltd.		134,428	593,392
Sanlam Ltd.		258,156	1,251,364
Sappi Ltd. (a)		99,203	551,792
Sasol Ltd.		102,764	2,837,827
Shoprite Holdings Ltd.		78,685	1,161,273
Sibanye Gold Ltd.		134,819	375,035
Spar Group Ltd.		35,547	503,530
Standard Bank Group Ltd.		240,659	2,553,346
Telkom SA Ltd.		49,619	228,927
Tiger Brands Ltd.		30,897	879,861
Truworths International Ltd.		79,634	421,978
Tsogo Sun Holdings Ltd.		66,996	152,090
Vodacom Group Ltd.		69,753	752,430
Woolworths Holdings Ltd.		187,150	1,084,141

TOTAL SOUTH AFRICA			49,630,029

Taiwan - 11.8%
Acer, Inc.		537,994	247,424
Advanced Semiconductor Engineering, Inc.		1,183,940	1,392,385
Advantech Co. Ltd.		56,784	462,867
Asia Cement Corp.		425,153	371,504
Asia Pacific Telecom Co. Ltd. (a)		398,000	128,129
ASUSTeK Computer, Inc.		129,000	1,131,310
AU Optronics Corp.		1,629,000	619,294
Catcher Technology Co. Ltd.		123,000	965,555
Cathay Financial Holding Co. Ltd.		1,518,641	1,972,449
Chang Hwa Commercial Bank		904,561	463,348
Cheng Shin Rubber Industry Co. Ltd.		363,937	742,222
Chicony Electronics Co. Ltd.		94,326	241,735
China Airlines Ltd.		482,043	146,011
China Development Finance Holding Corp.		2,450,800	614,867
China Life Insurance Co. Ltd.		658,680	608,989
China Steel Corp.		2,224,204	1,608,445
Chinatrust Financial Holding Co. Ltd.		3,267,826	1,761,994
Chunghwa Telecom Co. Ltd.		703,000	2,409,402
Compal Electronics, Inc.		783,000	466,892
Delta Electronics, Inc.		363,381	1,918,992
E.SUN Financial Holdings Co. Ltd.		1,434,484	816,689
ECLAT Textile Co. Ltd.		34,758	395,773
EVA Airways Corp.		360,453	173,776
Evergreen Marine Corp. (Taiwan) (a)		324,420	121,419
Far Eastern Textile Ltd.		612,705	475,146
Far EasTone Telecommunications Co. Ltd.		295,000	698,003
Feng Tay Enterprise Co. Ltd.		60,520	253,378
First Financial Holding Co. Ltd.		1,745,125	916,054
Formosa Chemicals & Fibre Corp.		600,760	1,789,218
Formosa Petrochemical Corp.		213,000	712,736
Formosa Plastics Corp.		771,520	2,089,786
Formosa Taffeta Co. Ltd.		147,000	134,279
Foxconn Technology Co. Ltd.		177,587	515,945
Fubon Financial Holding Co. Ltd.		1,241,334	1,763,857
Giant Manufacturing Co. Ltd.		50,000	354,441
Hermes Microvision, Inc.		9,000	398,211
Highwealth Construction Corp.		143,000	212,038
HIWIN Technologies Corp.		36,620	162,028
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,872,087	7,770,399
Hotai Motor Co. Ltd.		47,000	547,838
HTC Corp. (a)		117,000	342,890
Hua Nan Financial Holdings Co. Ltd.		1,399,496	712,432
Innolux Corp.		1,627,347	549,701
Inotera Memories, Inc. (a)		477,000	447,067
Inventec Corp.		452,865	354,783
Largan Precision Co. Ltd.		19,000	2,250,821
Lite-On Technology Corp.		387,279	556,441
MediaTek, Inc.		278,292	2,118,403
Mega Financial Holding Co. Ltd.		2,028,413	1,389,654
Merida Industry Co. Ltd.		38,000	175,365
Nan Ya Plastics Corp.		888,860	1,852,232
Nanya Technology Corp.		125,000	162,353
Nien Made Enterprise Co. Ltd.		27,000	313,431
Novatek Microelectronics Corp.		104,000	390,884
OBI Pharma, Inc. (a)		20,000	209,652
Pegatron Corp.		355,000	957,071
Phison Electronics Corp.		26,000	184,722
Pou Chen Corp.		404,000	547,149
Powertech Technology, Inc.		121,000	345,786
President Chain Store Corp.		107,000	800,926
Quanta Computer, Inc.		493,000	1,000,745
Realtek Semiconductor Corp.		82,401	279,649
Ruentex Development Co. Ltd. (a)		151,000	174,331
Ruentex Industries Ltd.		104,000	167,899
Shin Kong Financial Holding Co. Ltd. (a)		1,487,533	323,187
Siliconware Precision Industries Co. Ltd.		396,000	599,514
Simplo Technology Co. Ltd.		52,000	160,807
Sinopac Holdings Co.		1,831,604	529,233
Standard Foods Corp.		70,050	173,523
Synnex Technology International Corp.		260,500	278,442
TaiMed Biologics, Inc.		28,000	176,285
Taishin Financial Holdings Co. Ltd.		1,559,773	571,400
Taiwan Business Bank		689,188	174,436
Taiwan Cement Corp.		629,000	755,115
Taiwan Cooperative Financial Holding Co. Ltd.		1,405,989	617,630
Taiwan Fertilizer Co. Ltd.		137,000	183,805
Taiwan Mobile Co. Ltd.		313,900	1,100,146
Taiwan Semiconductor Manufacturing Co. Ltd.		4,567,000	27,433,406
TECO Electric & Machinery Co. Ltd.		373,000	331,847
Transcend Information, Inc.		47,000	129,990
Unified-President Enterprises Corp.		900,983	1,746,041
United Microelectronics Corp.		2,310,000	860,583
Vanguard International Semiconductor Corp.		164,000	334,986
Wistron Corp.		456,102	344,299
WPG Holding Co. Ltd.		275,000	322,724
Yuanta Financial Holding Co. Ltd.		1,810,952	677,775
Yulon Motor Co. Ltd.		168,000	147,333

TOTAL TAIWAN			92,831,722

Thailand - 2.1%
Advanced Info Service PCL		7,700	33,734
Advanced Info Service PCL (For. Reg.)		187,000	819,251
Airports of Thailand PCL		3,400	36,972
Airports of Thailand PCL (For. Reg.)		76,600	832,953
Bangkok Bank PCL (For. Reg.)		44,400	201,487
Bangkok Dusit Medical Services PCL (For. Reg.)		699,700	455,317
Bangkok Expressway and Metro PCL		1,187,200	252,434
Banpu PCL (For. Reg.)		319,000	166,613
BEC World PCL		46,500	27,207
BEC World PCL (For. Reg.)		151,200	88,465
BTS Group Holdings PCL		998,300	243,609
BTS Group Holdings PCL		154,100	37,604
Bumrungrad Hospital PCL (For. Reg.)		65,000	339,493
C.P. ALL PCL		36,700	63,633
C.P. ALL PCL (For. Reg.)		882,200	1,529,608
Central Pattana PCL		23,800	37,869
Central Pattana PCL (For. Reg.)		230,400	366,602
Charoen Pokphand Foods PCL		26,000	23,375
Charoen Pokphand Foods PCL (For. Reg.)		470,100	422,637
Delta Electronics PCL (For. Reg.)		88,700	198,729
Electricity Generating PCL (For. Reg.)		25,600	142,476
Energy Absolute PCL		212,400	171,254
Glow Energy PCL (For. Reg.)		90,500	198,887
Home Product Center PCL (For. Reg.)		699,306	201,584
Indorama Ventures PCL		33,300	27,800
Indorama Ventures PCL (For. Reg.)		242,300	202,277
IRPC PCL (For. Reg.)		1,789,100	244,078
Kasikornbank PCL		103,500	508,084
Kasikornbank PCL (For. Reg.)		220,900	1,084,404
Krung Thai Bank PCL		61,200	30,043
Krung Thai Bank PCL (For. Reg.)		602,470	295,754
Minor International PCL (For. Reg.)		394,380	433,354
PTT Exploration and Production PCL (For. Reg.)		251,339	597,188
PTT Global Chemical PCL		17,800	30,482
PTT Global Chemical PCL (For. Reg.)		362,739	621,173
PTT PCL		6,600	65,176
PTT PCL (For. Reg.)		178,800	1,765,674
Robinsons Department Store PCL (For. Reg.)		89,100	147,493
Siam Cement PCL		7,100	102,131
Siam Cement PCL (For. Reg.)		69,350	997,571
Siam Commercial Bank PCL		10,900	44,642
Siam Commercial Bank PCL (For. Reg.)		279,600	1,145,133
Thai Oil PCL		13,900	27,770
Thai Oil PCL (For. Reg.)		137,300	274,306
Thai Union Frozen Products PCL (For. Reg.)		334,620	207,242
TMB PCL (For. Reg.)		2,452,900	147,016
True Corp. PCL		142,300	27,414
True Corp. PCL (For. Reg.)		1,750,219	337,181

TOTAL THAILAND			16,255,179

Turkey - 1.1%
Akbank T.A.S.		419,309	1,120,687
Anadolu Efes Biracilik Ve Malt Sanayii A/S		37,892	231,571
Arcelik A/S		43,184	285,265
Bim Birlesik Magazalar A/S JSC		40,779	664,220
Coca-Cola Icecek Sanayi A/S		13,235	149,705
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		343,012	350,301
Eregli Demir ve Celik Fabrikalari T.A.S.		255,586	346,921
Ford Otomotiv Sanayi A/S		14,449	147,747
Haci Omer Sabanci Holding A/S		167,362	505,723
Koc Holding A/S		116,219	484,520
Petkim Petrokimya Holding A/S		116,731	158,446
TAV Havalimanlari Holding A/S		30,193	124,119
Tofas Turk Otomobil Fabrikasi A/S		21,798	164,141
Tupras Turkiye Petrol Rafinelleri A/S		22,787	464,319
Turk Hava Yollari AO (a)		97,457	171,339
Turk Sise ve Cam Fabrikalari A/S		132,671	139,349
Turk Telekomunikasyon A/S		78,744	145,565
Turkcell Iletisim Hizmet A/S		161,911	521,694
Turkiye Garanti Bankasi A/S		443,292	1,204,843
Turkiye Halk Bankasi A/S		114,976	349,285
Turkiye Is Bankasi A/S Series C		296,847	481,594
Turkiye Vakiflar Bankasi TAO		132,124	195,565
Ulker Biskuvi Sanayi A/S		26,776	166,147
Yapi ve Kredi Bankasi A/S (a)		151,272	180,886

TOTAL TURKEY			8,753,952

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC (a)		355,223	593,819
Aldar Properties PJSC (a)		568,169	408,382
Arabtec Holding Co. (a)		426,275	154,357
DP World Ltd.		30,425	546,129
Dubai Financial Market PJSC (a)		369,244	115,610
Dubai Islamic Bank Pakistan Ltd. (a)		236,658	337,627
Emaar Malls Group PJSC (a)		340,567	238,298
Emaar Properties PJSC		669,710	1,270,880
Emirates Telecommunications Corp.		324,425	1,664,986
First Gulf Bank PJSC		161,069	504,307
National Bank of Abu Dhabi PJSC (a)		120,750	290,948

TOTAL UNITED ARAB EMIRATES			6,125,343

United States of America - 0.1%
Southern Copper Corp. (b)		15,546	441,351
TOTAL COMMON STOCKS
(Cost $689,591,916)			722,853,427

Nonconvertible Preferred Stocks - 4.4%
Brazil - 3.3%
Banco Bradesco SA (PN)		522,704	5,475,947
Braskem SA (PN-A)		27,000	239,126
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		39,900	341,875
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		28,800	550,376
Companhia Energetica de Minas Gerais (CEMIG) (PN)		143,295	437,696
Companhia Energetica de Sao Paulo Series B		34,500	160,287
Companhia Paranaense de Energia-Copel (PN-B)		18,100	207,254
Gerdau SA (PN)		166,400	574,476
Itau Unibanco Holding SA		599,821	7,215,892
Itausa-Investimentos Itau SA (PN)		728,356	2,154,035
Lojas Americanas SA (PN)		105,984	687,302
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		704,200	3,902,662
Suzano Papel e Celulose SA		73,200	258,218
Telefonica Brasil SA		84,000	1,215,263
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)		4,043	5,712
Vale SA (PN-A)		349,300	2,257,537

TOTAL BRAZIL			25,683,658

Chile - 0.1%
Embotelladora Andina SA Class B		49,264	199,848
Sociedad Quimica y Minera de Chile SA (PN-B)		17,369	513,316

TOTAL CHILE			713,164

Colombia - 0.1%
Bancolombia SA (PN)		83,712	794,584
Grupo Aval Acciones y Valores SA		608,300	250,864
Grupo de Inversiones Suramerica SA		18,485	233,615

TOTAL COLOMBIA			1,279,063

Korea (South) - 0.7%
AMOREPACIFIC Corp.		1,639	286,600
Hyundai Motor Co.		4,114	343,866
Hyundai Motor Co. Series 2		7,023	617,100
LG Chemical Ltd.		1,587	249,756
LG Household & Health Care Ltd.		495	206,006
Samsung Electronics Co. Ltd.		3,420	3,938,029

TOTAL KOREA (SOUTH)			5,641,357

Russia - 0.2%
AK Transneft OAO (a)		290	695,254
Surgutneftegas OJSC (a)		1,361,272	617,229

TOTAL RUSSIA			1,312,483

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $32,417,021)			34,629,725
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	52,391

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.47% 5/25/17 (Cost $1,994,676)(e)		2,000,000	1,994,528
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.41% (f)		22,633,420	22,640,210
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)		20,227,253	20,231,299
TOTAL MONEY MARKET FUNDS
(Cost $42,867,138)			42,871,509
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $766,923,660)			802,401,580
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(17,484,848)
NET ASSETS - 100%			$784,916,732

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
606 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	27,376,050	$211,304

The face value of futures purchased as a percentage of Net Assets is 3.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,038 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,201,703.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,777
Fidelity Securities Lending Cash Central Fund	133,373
Total	$168,150

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$79,064,831	$79,064,831	$--	$--
Consumer Staples	58,237,715	58,237,715	--	--
Energy	57,889,093	43,099,307	14,789,786	--
Financials	182,944,516	165,332,218	17,612,298	--
Health Care	19,177,378	18,068,540	1,108,838	--
Industrials	44,837,696	44,801,875	35,821	--
Information Technology	179,474,854	113,316,125	66,158,727	2
Materials	49,683,112	44,876,628	4,747,684	58,800
Real Estate	19,428,508	19,179,358	--	249,150
Telecommunication Services	45,336,131	25,151,644	20,184,487	--
Utilities	21,409,318	18,860,421	2,548,897	--
Corporate Bonds	52,391	--	52,391	--
Government Obligations	1,994,528	--	1,994,528	--
Money Market Funds	42,871,509	42,871,509	--	--
Total Investments in Securities:	$802,401,580	$672,860,171	$129,233,457	$307,952
Derivative Instruments:
Assets
Futures Contracts	$211,304	$211,304	$--	$--
Total Assets	$211,304	$211,304	$--	$--
Total Derivative Instruments:	$211,304	$211,304	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$178,988,836

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$211,304	$0
Total Equity Risk	211,304	0
Total Value of Derivatives	$211,304	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $19,665,389) — See accompanying schedule: Unaffiliated issuers (cost $724,056,522)	$759,530,071
Fidelity Central Funds (cost $42,867,138)	42,871,509
Total Investments (cost $766,923,660)		$802,401,580
Cash		30,284
Foreign currency held at value (cost $1,799,490)		1,775,896
Receivable for fund shares sold		1,447,539
Dividends receivable		396,548
Interest receivable		204
Distributions receivable from Fidelity Central Funds		14,491
Receivable for daily variation margin for derivative instruments		136,027
Other receivables		614
Total assets		806,203,183
Liabilities
Payable for investments purchased	$30,282
Payable for fund shares redeemed	554,747
Accrued management fee	56,942
Other affiliated payables	30,827
Other payables and accrued expenses	387,433
Collateral on securities loaned, at value	20,226,220
Total liabilities		21,286,451
Net Assets		$784,916,732
Net Assets consist of:
Paid in capital		$808,629,656
Undistributed net investment income		9,969,309
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,965,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,283,386
Net Assets		$784,916,732
Investor Class:
Net Asset Value, offering price and redemption price per share ($19,861,821 ÷ 2,202,930 shares)		$9.02
Premium Class:
Net Asset Value, offering price and redemption price per share ($583,548,257 ÷ 64,657,157 shares)		$9.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($181,237,293 ÷ 20,055,449 shares)		$9.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($269,361 ÷ 29,812 shares)		$9.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$15,514,271
Interest		10,280
Income from Fidelity Central Funds		168,150
Income before foreign taxes withheld		15,692,701
Less foreign taxes withheld		(1,724,717)
Total income		13,967,984
Expenses
Management fee	$1,101,319
Transfer agent fees	460,763
Independent trustees' fees and expenses	2,521
Interest	807
Miscellaneous	1,492
Total expenses before reductions	1,566,902
Expense reductions	(534,732)	1,032,170
Net investment income (loss)		12,935,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,679)	(53,124,443)
Fidelity Central Funds	3,395
Foreign currency transactions	(901,207)
Futures contracts	1,342,156
Total net realized gain (loss)		(52,680,099)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $80,318)	107,689,110
Assets and liabilities in foreign currencies	12,498
Futures contracts	(357,393)
Total change in net unrealized appreciation (depreciation)		107,344,215
Net gain (loss)		54,664,116
Net increase (decrease) in net assets resulting from operations		$67,599,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,935,814	$12,413,298
Net realized gain (loss)	(52,680,099)	(5,129,520)
Change in net unrealized appreciation (depreciation)	107,344,215	(89,144,537)
Net increase (decrease) in net assets resulting from operations	67,599,930	(81,860,759)
Distributions to shareholders from net investment income	(11,347,194)	(6,840,222)
Share transactions - net increase (decrease)	211,661,406	243,665,786
Redemption fees	99,407	96,041
Total increase (decrease) in net assets	268,013,549	155,060,846
Net Assets
Beginning of period	516,903,183	361,842,337
End of period	$784,916,732	$516,903,183
Other Information
Undistributed net investment income end of period	$9,969,309	$10,294,657

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Investor Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.41	$10.16	$10.04	$9.76	$9.54
Income from Investment Operations
Net investment income (loss)A	.17	.24	.25	.26	.27
Net realized and unrealized gain (loss)	.61	(1.82)	.06	.19	(.06)
Total from investment operations	.78	(1.58)	.31	.45	.21
Distributions from net investment income	(.17)	(.17)	(.19)	(.12)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.17)	(.17)	(.19)	(.19)B	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	.02	.04
Net asset value, end of period	$9.02	$8.41	$10.16	$10.04	$9.76
Total ReturnD	9.76%	(15.68)%	3.18%	4.78%	2.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.32%	.33%
Expenses net of all reductions	.31%	.31%	.31%	.32%	.33%
Net investment income (loss)	2.05%	2.55%	2.50%	2.56%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$19,862	$23,983	$16,792	$10,259	$44,554
Portfolio turnover rateG	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.17	$10.05	$9.77	$9.54
Income from Investment Operations
Net investment income (loss)A	.18	.25	.26	.26	.28
Net realized and unrealized gain (loss)	.61	(1.82)	.06	.21	(.06)
Total from investment operations	.79	(1.57)	.32	.47	.22
Distributions from net investment income	(.18)	(.18)	(.20)	(.14)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.18)	(.18)	(.20)	(.20)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.04
Net asset value, end of period	$9.03	$8.42	$10.17	$10.05	$9.77
Total ReturnC	9.87%	(15.57)%	3.30%	4.93%	2.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.18%	.20%	.20%	.20%	.22%
Expenses net of all reductions	.18%	.20%	.20%	.20%	.22%
Net investment income (loss)	2.18%	2.66%	2.61%	2.68%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$583,548	$443,052	$323,342	$210,071	$51,728
Portfolio turnover rateF	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.18	.25	.26	.27	.28
Net realized and unrealized gain (loss)	.62	(1.81)	.06	.20	(.04)
Total from investment operations	.80	(1.56)	.32	.47	.24
Distributions from net investment income	(.19)	(.19)	(.20)	(.15)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.19)	(.19)	(.20)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.04
Net asset value, end of period	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC	9.94%	(15.49)%	3.37%	4.91%	2.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.20%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.12%	.13%	.13%	.13%	.15%
Expenses net of all reductions	.12%	.13%	.13%	.13%	.15%
Net investment income (loss)	2.24%	2.73%	2.68%	2.74%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$181,237	$49,626	$21,598	$474	$517
Portfolio turnover rateF	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.19	.26	.27	.26	.28
Net realized and unrealized gain (loss)	.61	(1.82)	.06	.21	(.04)
Total from investment operations	.80	(1.56)	.33	.47	.24
Distributions from net investment income	(.19)	(.19)	(.21)	(.15)	–
Distributions from net realized gain	–	–	–	(.06)	(.03)
Total distributions	(.19)	(.19)	(.21)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	.01	.04
Net asset value, end of period	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC	9.98%	(15.46)%	3.40%	4.95%	2.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	.19%	.25%	.25%	.24%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.26%	2.76%	2.71%	2.78%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$269	$243	$111	$7,372	$80
Portfolio turnover rateF	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Past 5 years	Life of fundA
Institutional Class	0.66%	3.80%	3.87%
Institutional Premium Class	0.68%	3.83%	3.89%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global ex U.S. Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Period Ending Values
$12,159	Fidelity® Global ex U.S. Index Fund - Institutional Class
$12,265	MSCI ACWI (All Country World Index) ex USA Index

Fidelity® Global ex U.S. Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes modestly outpaced 0.40% return of the MSCI ACWI (All Country World Index) ex USA Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) The fund’s top-contributing stock was Taiwan Semiconductor, whose shares rose about 47% in a strong industry environment for this contract semiconductor manufacturer. A more favorable commodity-pricing environment boosted shares of various materials companies this period, most notably Glencore, a Switzerland-based commodities producer, up roughly 77%. Other notable contributors in absolute terms included China-based and Grand Cayman-listed media company Tencent Holdings (+41%); Chinese e-commerce business Alibaba Group (+21%), which reported strong earnings in August; and Korean electronics giant Samsung (21%). In contrast, many of the fund’s biggest detractors included multinational pharmaceutical manufacturers hurt by the potential for drug-pricing regulation in the U.S. Here, the biggest detractors included Switzerland’s Novartis (-19%); Denmark-based Novo Nordisk (-31%); Germany's Bayer (-24%); France’s Sanofi (-20%); and, especially, Canada’s Valeant Pharmaceuticals. Valeant shares returned -81%, with much of the decline coming in March, after the company forecast weaker-than-expected earnings and warned of a possible debt default.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.8	0.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.6	0.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.6	0.6
	8.4

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	26.0
Industrials	11.1	11.0
Consumer Discretionary	10.9	11.5
Consumer Staples	10.1	10.3
Information Technology	9.2	8.2
Health Care	8.0	8.7
Materials	6.8	6.4
Energy	6.3	6.4
Telecommunication Services	4.6	4.8
Real Estate	3.3	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	16.3%
United Kingdom	10.8%
Canada	6.8%
France	6.1%
Germany	6.1%
Switzerland	5.7%
United States of America*	5.2%
Australia	4.7%
Korea (South)	3.2%
Other	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Japan	15.4%
United Kingdom	12.7%
Canada	6.9%
France	6.6%
Switzerland	6.3%
Germany	6.3%
Australia	4.9%
Korea (South)	3.3%
United States of America*	3.1%
Other	34.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Global ex U.S. Index Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 93.0%
		Shares	Value
Australia - 4.7%
AGL Energy Ltd.		64,058	$934,621
Alumina Ltd.		224,655	270,014
Amcor Ltd.		109,509	1,224,561
AMP Ltd.		279,879	972,971
APA Group unit		106,830	646,874
Aristocrat Leisure Ltd.		51,819	604,683
ASX Ltd.		18,457	661,717
Aurizon Holdings Ltd.		195,390	725,330
Australia & New Zealand Banking Group Ltd.		275,799	5,842,938
Bank of Queensland Ltd.		34,731	276,352
Bendigo & Adelaide Bank Ltd.		44,251	374,655
BHP Billiton Ltd.		303,910	5,309,562
Boral Ltd.		70,005	335,493
Brambles Ltd.		149,775	1,313,657
Caltex Australia Ltd.		24,906	582,210
Challenger Ltd.		52,747	431,741
Cimic Group Ltd.		9,248	208,164
Coca-Cola Amatil Ltd.		52,726	382,637
Cochlear Ltd.		5,332	519,012
Commonwealth Bank of Australia		162,156	9,052,808
Computershare Ltd.		43,997	353,093
Crown Ltd.		34,437	285,277
CSL Ltd.		43,293	3,310,094
DEXUS Property Group unit		90,092	612,685
Dominos Pizza Enterprises Ltd.		5,763	281,666
DUET Group		232,671	421,243
Flight Centre Travel Group Ltd.		5,208	134,184
Fortescue Metals Group Ltd.		145,522	608,842
Goodman Group unit		168,642	871,062
Harvey Norman Holdings Ltd.		54,945	211,073
Healthscope Ltd.		166,062	279,175
Incitec Pivot Ltd.		162,038	363,624
Insurance Australia Group Ltd.		230,149	964,660
Lendlease Group unit		51,855	533,311
Macquarie Group Ltd.		28,960	1,757,984
Medibank Private Ltd.		261,388	513,002
Mirvac Group unit		346,559	550,981
National Australia Bank Ltd.		250,054	5,326,050
Newcrest Mining Ltd. (a)		72,540	1,244,887
Orica Ltd.		34,546	428,087
Origin Energy Ltd.		166,878	679,151
Platinum Asset Management Ltd.		19,837	75,299
Qantas Airways Ltd.		52,337	121,827
QBE Insurance Group Ltd.		129,741	985,953
Ramsay Health Care Ltd.		13,430	749,461
realestate.com.au Ltd.		4,906	190,854
Rio Tinto Ltd.		40,237	1,658,357
Santos Ltd.		147,697	401,101
Scentre Group unit		503,535	1,612,595
SEEK Ltd.		31,412	349,824
Sonic Healthcare Ltd.		37,803	589,226
South32 Ltd.		503,952	985,226
SP AusNet		166,521	190,009
Stockland Corp. Ltd. unit		227,269	764,145
Suncorp Group Ltd.		121,427	1,105,663
Sydney Airport unit		103,785	494,222
Tabcorp Holdings Ltd.		76,609	282,058
Tatts Group Ltd.		139,599	431,143
Telstra Corp. Ltd.		404,471	1,529,687
The GPT Group unit		170,441	604,190
TPG Telecom Ltd.		31,806	182,913
Transurban Group unit		192,639	1,522,556
Treasury Wine Estates Ltd.		70,831	578,683
Vicinity Centers unit		320,493	699,703
Vocus Communications Ltd.		48,109	208,966
Wesfarmers Ltd.		106,440	3,320,535
Westfield Corp. unit (a)		186,781	1,264,550
Westpac Banking Corp.		315,371	7,292,938
Woodside Petroleum Ltd.		71,757	1,548,592
Woolworths Ltd.		120,968	2,176,281

TOTAL AUSTRALIA			82,316,688

Austria - 0.1%
Andritz AG		6,780	354,647
Erste Group Bank AG		28,490	894,775
OMV AG		13,571	424,208
Raiffeisen International Bank-Holding AG (a)		11,074	181,496
Voestalpine AG		10,861	384,267

TOTAL AUSTRIA			2,239,393

Bailiwick of Jersey - 0.9%
Experian PLC		90,597	1,744,311
Glencore Xstrata PLC (a)		1,157,201	3,541,035
Petrofac Ltd.		23,981	236,730
Randgold Resources Ltd.		8,895	789,935
Shire PLC		84,991	4,798,821
Wolseley PLC		23,834	1,240,136
WPP PLC		121,853	2,645,800

TOTAL BAILIWICK OF JERSEY			14,996,768

Belgium - 0.9%
Ageas		18,558	677,880
Anheuser-Busch InBev SA NV		76,046	8,727,781
Colruyt NV		6,355	341,590
Groupe Bruxelles Lambert SA		7,628	656,158
KBC Groep NV		23,743	1,446,806
Proximus		14,207	406,737
Solvay SA Class A		7,026	806,372
Telenet Group Holding NV (a)		4,890	261,770
UCB SA		11,982	811,423
Umicore SA		8,869	539,274

TOTAL BELGIUM			14,675,791

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		310,000	162,284
Alibaba Pictures Group Ltd. (a)		1,050,000	207,142
Beijing Enterprises Water Group Ltd.		402,000	291,825
Brilliance China Automotive Holdings Ltd.		292,000	346,761
Cheung Kong Infrastructure Holdings Ltd.		62,000	508,036
China Gas Holdings Ltd.		160,000	243,851
China Resource Gas Group Ltd.		82,000	257,454
Cosco Shipping Ports Ltd.		154,707	153,599
Credicorp Ltd. (United States)		6,146	913,787
First Pacific Co. Ltd.		210,852	159,732
GOME Electrical Appliances Holdings Ltd.		1,179,104	148,993
Haier Electronics Group Co. Ltd.		114,000	184,033
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
Hongkong Land Holdings Ltd.		111,836	749,301
Jardine Matheson Holdings Ltd.		23,476	1,429,923
Kerry Properties Ltd.		64,500	204,173
Kunlun Energy Co. Ltd.		300,000	227,063
Li & Fung Ltd.		576,000	283,709
Luye Pharma Group Ltd.		114,000	76,730
Nine Dragons Paper (Holdings) Ltd.		156,000	127,124
Noble Group Ltd. (a)		824,931	98,428
NWS Holdings Ltd.		150,258	266,202
Shangri-La Asia Ltd.		116,000	127,583
Yue Yuen Industrial (Holdings) Ltd.		69,000	262,902

TOTAL BERMUDA			7,430,636

Brazil - 1.1%
AES Tiete Energia SA unit		17,587	91,131
Ambev SA		445,400	2,627,469
Banco Bradesco SA		78,724	782,554
Banco do Brasil SA		82,100	753,355
Banco Santander SA (Brasil) unit		39,700	327,102
BB Seguridade Participacoes SA		67,200	676,632
BM&F BOVESPA SA		162,700	958,258
BR Malls Participacoes SA		53,600	214,602
Brasil Foods SA		57,600	963,609
CCR SA		84,000	456,579
Cetip SA - Mercados Organizado		17,804	250,271
Cielo SA		96,243	976,903
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		33,100	349,458
Companhia Siderurgica Nacional SA (CSN) (a)		58,700	197,506
Cosan SA Industria e Comercio		11,400	153,286
CPFL Energia SA		19,482	147,824
Drogasil SA		22,200	492,823
Duratex SA		32,149	86,818
EDP Energias do Brasil SA		28,781	138,405
Embraer SA		61,600	330,965
ENGIE Brasil Energia SA		15,200	193,095
Equatorial Energia SA		19,400	346,064
Fibria Celulose SA		23,300	186,429
Hypermarcas SA		31,800	266,594
JBS SA		67,300	204,725
Klabin SA unit		51,100	263,344
Kroton Educacional SA		131,952	657,280
Localiza Rent A Car SA		15,080	187,224
Lojas Americanas SA		24,750	121,424
Lojas Renner SA		61,000	515,977
M. Dias Branco SA		3,300	140,922
Multiplan Empreendimentos Imobiliarios SA		7,700	154,748
Natura Cosmeticos SA		16,500	158,487
Odontoprev SA		23,100	86,842
Petroleo Brasileiro SA - Petrobras (ON) (a)		284,200	1,659,614
Porto Seguro SA		9,700	91,986
Qualicorp SA		21,000	135,132
Rumo Logistica Operadora Multimodal SA (a)		75,000	167,763
Sul America SA unit		18,453	111,400
Terna Participacoes SA unit		8,300	53,955
TIM Participacoes SA		80,100	222,333
Totvs SA		12,000	108,872
Ultrapar Participacoes SA		34,300	777,230
Vale SA		119,500	826,617
Weg SA		55,100	303,810

TOTAL BRAZIL			18,917,417

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		20,873	1,060,068
Agrium, Inc.		12,432	1,141,245
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		39,715	1,995,077
AltaGas Ltd.		14,945	369,809
ARC Resources Ltd.		32,600	553,420
ATCO Ltd. Class I (non-vtg.)		7,346	257,518
Bank of Montreal		60,691	3,862,360
Bank of Nova Scotia		113,509	6,099,850
Barrick Gold Corp.		110,176	1,938,532
BCE, Inc.		14,181	644,293
BlackBerry Ltd. (a)		45,852	323,730
Bombardier, Inc. Class B (sub. vtg.) (a)		179,036	237,593
Brookfield Asset Management, Inc. Class A		81,572	2,856,510
CAE, Inc.		24,718	347,191
Cameco Corp.		38,513	296,607
Canadian Imperial Bank of Commerce		37,258	2,791,642
Canadian National Railway Co.		73,590	4,626,190
Canadian Natural Resources Ltd.		103,747	3,292,708
Canadian Pacific Railway Ltd.		13,749	1,965,431
Canadian Tire Ltd. Class A (non-vtg.)		6,623	643,783
Canadian Utilities Ltd. Class A (non-vtg.)		11,488	328,290
CCL Industries, Inc. Class B		2,655	472,172
Cenovus Energy, Inc.		78,947	1,138,913
CGI Group, Inc. Class A (sub. vtg.) (a)		20,413	969,591
CI Financial Corp.		23,006	423,312
Constellation Software, Inc.		1,810	847,919
Crescent Point Energy Corp.		51,490	613,058
Dollarama, Inc.		10,879	812,944
ECN Capital Corp.		33,042	72,179
Eldorado Gold Corp. (a)		67,732	213,603
Element Financial Corp.		36,970	360,246
Empire Co. Ltd. Class A (non-vtg.)		16,053	231,226
Enbridge, Inc.		87,875	3,794,617
Encana Corp.		90,553	863,470
Fairfax Financial Holdings Ltd. (sub. vtg.)		2,177	1,114,956
Finning International, Inc.		15,488	288,213
First Capital Realty, Inc.		11,924	190,155
First Quantum Minerals Ltd.		64,349	611,203
Fortis, Inc.		37,882	1,246,917
Franco-Nevada Corp.		16,849	1,102,791
George Weston Ltd.		4,876	397,336
Gildan Activewear, Inc.		21,301	547,096
Goldcorp, Inc.		78,823	1,197,066
Great-West Lifeco, Inc.		28,375	712,707
H&R REIT/H&R Finance Trust		12,771	217,182
Husky Energy, Inc.		34,032	366,124
Hydro One Ltd.		16,294	297,260
IGM Financial, Inc.		8,906	239,034
Imperial Oil Ltd.		28,098	911,253
Industrial Alliance Insurance and Financial Services, Inc.		9,799	379,453
Intact Financial Corp.		12,426	844,705
Inter Pipeline Ltd.		32,014	663,766
Jean Coutu Group, Inc. Class A (sub. vtg.)		7,766	116,956
Keyera Corp.		17,041	511,497
Kinross Gold Corp. (a)		120,093	466,476
Linamar Corp.		4,606	187,324
Loblaw Companies Ltd.		21,199	1,045,963
Magna International, Inc. Class A (sub. vtg.)		37,575	1,542,724
Manulife Financial Corp.		186,486	2,701,426
Methanex Corp.		8,392	305,010
Metro, Inc. Class A (sub. vtg.)		22,511	695,822
National Bank of Canada		31,869	1,137,619
Onex Corp. (sub. vtg.)		7,898	510,870
Open Text Corp.		11,525	715,576
Pembina Pipeline Corp.		36,674	1,126,769
Peyto Exploration & Development Corp.		15,390	395,392
Potash Corp. of Saskatchewan, Inc.		79,412	1,291,266
Power Corp. of Canada (sub. vtg.)		35,401	759,328
Power Financial Corp.		23,425	553,621
PrairieSky Royalty Ltd.		19,897	432,711
Restaurant Brands International, Inc.		20,625	916,923
Restaurant Brands International, Inc.		304	13,519
RioCan (REIT)		14,532	282,558
Rogers Communications, Inc. Class B (non-vtg.)		34,208	1,376,175
Royal Bank of Canada		140,528	8,779,726
Saputo, Inc.		24,147	867,729
Seven Generations Energy Ltd. (a)		20,774	442,956
Shaw Communications, Inc. Class B		39,172	776,256
Silver Wheaton Corp.		41,647	1,003,527
Smart (REIT)		5,985	149,257
SNC-Lavalin Group, Inc.		14,204	577,140
Sun Life Financial, Inc.		57,858	1,936,364
Suncor Energy, Inc.		157,397	4,723,201
Teck Resources Ltd. Class B (sub. vtg.)		53,634	1,158,011
TELUS Corp. (a)		18,233	590,367
The Toronto-Dominion Bank		175,004	7,940,612
Thomson Reuters Corp.		31,890	1,256,770
Tourmaline Oil Corp. (a)		19,779	518,327
TransCanada Corp.		75,518	3,418,663
Turquoise Hill Resources Ltd. (a)		92,443	286,709
Valeant Pharmaceuticals International, Inc. (Canada) (a)		30,919	551,595
Veresen, Inc. (b)		28,273	256,107
Vermilion Energy, Inc.		10,585	415,098
West Fraser Timber Co. Ltd.		6,331	216,745
Yamana Gold, Inc.		87,832	313,662

TOTAL CANADA			111,036,661

Cayman Islands - 3.0%
3SBio, Inc. (a)		89,500	89,436
58.com, Inc. ADR (a)(b)		7,412	310,192
AAC Technology Holdings, Inc.		70,000	667,909
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		106,200	10,799,478
Anta Sports Products Ltd.		92,000	265,719
ASM Pacific Technology Ltd.		23,900	230,663
Baidu.com, Inc. sponsored ADR (a)		25,670	4,539,996
Belle International Holdings Ltd.		613,000	371,489
Casetek Holdings		13,000	41,851
Chailease Holding Co. Ltd.		101,816	176,322
Cheung Kong Property Holdings Ltd.		254,716	1,886,834
China Conch Venture Holdings Ltd.		124,000	231,834
China Huishan Dairy Holdings Co. Ltd. (b)		384,000	142,597
China Medical System Holdings Ltd.		116,000	181,279
China Mengniu Dairy Co. Ltd.		256,000	485,227
China Resources Land Ltd.		264,634	659,917
China State Construction International Holdings Ltd.		168,000	245,646
CK Hutchison Holdings Ltd.		255,716	3,163,663
Country Garden Holdings Co. Ltd.		527,644	274,859
Ctrip.com International Ltd. ADR (a)(b)		35,320	1,559,378
ENN Energy Holdings Ltd.		70,000	329,442
Evergrande Real Estate Group Ltd.		377,000	249,371
Fang Holdings Ltd. ADR (a)		24,475	81,502
GCL-Poly Energy Holdings Ltd.		1,226,000	165,984
Geely Automobile Holdings Ltd.		500,000	515,760
Haitian International Holdings Ltd.		62,000	127,908
Hengan International Group Co. Ltd.		69,500	553,362
JD.com, Inc. sponsored ADR (a)(b)		65,030	1,687,529
Kingsoft Corp. Ltd.		70,000	157,410
Longfor Properties Co. Ltd.		135,500	179,955
Melco Crown Entertainment Ltd. sponsored ADR (b)		17,796	297,905
MGM China Holdings Ltd.		88,800	147,016
NetEase, Inc. ADR		7,461	1,917,402
New Oriental Education & Technology Group, Inc. sponsored ADR		12,792	641,263
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		11,700	4,043
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		3,064	90,602
Sands China Ltd.		228,800	995,674
Semiconductor Manufacturing International Corp. (a)		2,666,000	322,873
Shenzhou International Group Holdings Ltd.		52,000	344,966
Shimao Property Holdings Ltd.		115,500	154,585
Shui On Land Ltd.		368,503	91,228
Sino Biopharmaceutical Ltd.		433,000	303,162
SOHO China Ltd.		177,500	91,776
Sunac China Holdings Ltd.		178,000	121,871
TAL Education Group ADR (a)		3,931	320,141
Tencent Holdings Ltd.		533,800	14,146,947
Tingyi (Cayman Islands) Holding Corp.		182,000	196,419
Vipshop Holdings Ltd. ADR (a)(b)		38,800	530,396
Want Want China Holdings Ltd.		532,000	324,459
WH Group Ltd.		561,500	455,395
Wynn Macau Ltd.		144,400	221,565
YY, Inc. ADR (a)		2,589	124,453
Zhen Ding Technology Holding Ltd.		43,302	98,749

TOTAL CAYMAN ISLANDS			52,315,402

Chile - 0.3%
AES Gener SA		252,225	85,870
Aguas Andinas SA		251,790	166,268
Banco de Chile		2,211,850	263,978
Banco de Credito e Inversiones		3,436	175,451
Banco Santander Chile		6,126,530	342,989
Cencosud SA		133,217	434,268
Colbun SA		786,785	171,999
Compania Cervecerias Unidas SA		14,458	155,297
Compania de Petroleos de Chile SA (COPEC)		42,377	427,520
CorpBanca SA		15,326,406	138,783
Empresa Nacional de Electricidad SA		312,707	214,513
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		14,384	154,141
Empresas CMPC SA		116,917	253,247
Endesa Americas SA		322,000	149,855
Enersis Chile SA		1,845,644	186,480
Enersis SA		1,896,841	320,873
LATAM Airlines Group SA (a)		28,132	270,316
S.A.C.I. Falabella		58,849	461,714

TOTAL CHILE			4,373,562

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		2,328,000	981,563
Air China Ltd. (H Shares)		164,000	107,845
Aluminum Corp. of China Ltd. (H Shares) (a)		370,000	137,398
Anhui Conch Cement Co. Ltd. (H Shares)		113,500	314,646
AviChina Industry & Technology Co. Ltd. (H Shares)		202,000	137,262
Bank Communications Co. Ltd. (H Shares)		835,000	636,299
Bank of China Ltd. (H Shares)		7,520,000	3,374,306
Beijing Capital International Airport Co. Ltd. (H Shares)		142,000	148,856
BYD Co. Ltd. (H Shares)		60,000	394,556
CGN Power Co. Ltd. (H Shares)		999,000	292,401
China Cinda Asset Management Co. Ltd. (H Shares)		848,000	305,062
China CITIC Bank Corp. Ltd. (H Shares)		829,000	535,525
China Coal Energy Co. Ltd. (H Shares) (a)		195,000	110,630
China Communications Construction Co. Ltd. (H Shares)		427,000	470,190
China Communications Services Corp. Ltd. (H Shares)		226,000	134,337
China Construction Bank Corp. (H Shares)		7,961,000	5,830,467
China Cosco Holdings Co. Ltd. (H Shares) (a)		219,500	75,850
China Everbright Bank Co. Ltd. (H Shares)		287,000	131,000
China Galaxy Securities Co. Ltd. (H Shares)		289,000	275,006
China Life Insurance Co. Ltd. (H Shares)		705,000	1,745,392
China Longyuan Power Grid Corp. Ltd. (H Shares)		294,000	224,796
China Merchants Bank Co. Ltd. (H Shares)		370,251	903,243
China Minsheng Banking Corp. Ltd. (H Shares)		562,500	641,879
China National Building Materials Co. Ltd. (H Shares)		280,000	128,166
China Oilfield Services Ltd. (H Shares)		164,000	158,596
China Pacific Insurance (Group) Co. Ltd. (H Shares)		249,600	902,744
China Petroleum & Chemical Corp. (H Shares)		2,416,000	1,747,254
China Railway Construction Corp. Ltd. (H Shares)		182,500	228,727
China Railway Group Ltd. (H Shares)		376,000	290,888
China Shenhua Energy Co. Ltd. (H Shares)		324,500	675,314
China Shipping Container Lines Co. Ltd. (H Shares) (a)		320,000	67,255
China Southern Airlines Ltd. (H Shares)		178,000	100,068
China Telecom Corp. Ltd. (H Shares)		1,322,000	683,539
China Vanke Co. Ltd. (H Shares)		120,900	316,453
Chongqing Changan Automobile Co. Ltd. (B Shares)		80,900	123,610
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		231,000	138,501
CITIC Securities Co. Ltd. (H Shares)		207,000	459,078
CRRC Corp. Ltd. (H Shares)		400,950	363,957
Dongfeng Motor Group Co. Ltd. (H Shares)		252,000	262,217
GF Securities Co. Ltd. (H Shares)		127,600	283,974
Great Wall Motor Co. Ltd. (H Shares)		302,000	294,775
Guangzhou Automobile Group Co. Ltd. (H Shares)		194,000	234,635
Guangzhou R&F Properties Co. Ltd. (H Shares)		96,400	136,231
Haitong Securities Co. Ltd. (H Shares)		292,400	518,780
Huadian Power International Corp. Ltd. (H Shares)		150,000	64,405
Huaneng Power International, Inc. (H Shares)		396,000	243,413
Huaneng Renewables Corp. Ltd. (H Shares)		384,000	129,229
Huatai Securities Co. Ltd. (H Shares)		133,400	282,090
Industrial & Commercial Bank of China Ltd. (H Shares)		6,980,000	4,189,673
Jiangsu Expressway Co. Ltd. (H Shares)		110,000	149,777
Jiangxi Copper Co. Ltd. (H Shares)		116,000	137,006
New China Life Insurance Co. Ltd. (H Shares)		72,000	311,931
People's Insurance Co. of China Group (H Shares)		635,000	252,999
PetroChina Co. Ltd. (H Shares)		1,998,000	1,367,102
PICC Property & Casualty Co. Ltd. (H Shares)		437,289	708,183
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		493,000	2,603,084
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		176,000	114,829
Shanghai Electric Group Co. Ltd. (H Shares) (a)		274,000	126,833
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		41,500	127,622
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		77,040	119,797
Shanghai Pharma Holding Co. Ltd. (H Shares)		65,200	168,138
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		120,500	106,586
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		331,000	169,009
Sinopharm Group Co. Ltd. (H Shares)		113,600	552,946
Sinotrans Ltd. (H Shares)		189,000	89,193
TravelSky Technology Ltd. (H Shares)		86,000	183,853
Tsingtao Brewery Co. Ltd. (H Shares)		34,000	135,903
Weichai Power Co. Ltd. (H Shares)		93,800	141,748
Yanzhou Coal Mining Co. Ltd. (H Shares)		176,000	130,487
Zhejiang Expressway Co. Ltd. (H Shares)		136,000	142,566
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		51,000	247,255
Zijin Mining Group Co. Ltd. (H Shares)		542,000	170,520
ZTE Corp. (H Shares)		67,280	92,650

TOTAL CHINA			39,282,098

Colombia - 0.1%
Cementos Argos SA		45,234	179,024
Corporacion Financiera Colombiana SA		9,035	112,022
Ecopetrol SA (a)		457,528	199,337
Grupo de Inversiones Suramerica SA		22,912	295,508
Interconexion Electrica SA ESP		36,781	122,205
Inversiones Argos SA		27,173	176,226

TOTAL COLOMBIA			1,084,322

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		14,945	281,667
Komercni Banka A/S		6,997	256,297
Telefonica Czech Rep A/S		5,490	50,374

TOTAL CZECH REPUBLIC			588,338

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		367	537,030
Series B		599	918,795
Carlsberg A/S Series B		10,119	912,469
Christian Hansen Holding A/S		9,223	552,362
Coloplast A/S Series B		11,298	787,049
Danske Bank A/S		65,028	2,007,712
DSV de Sammensluttede Vognmaend A/S		17,993	872,060
Genmab A/S (a)		5,380	887,694
ISS Holdings A/S		15,973	628,001
Novo Nordisk A/S Series B		180,831	6,442,196
Novozymes A/S Series B		21,828	810,843
Pandora A/S		10,526	1,370,160
TDC A/S		78,381	432,519
Tryg A/S		10,775	210,545
Vestas Wind Systems A/S		20,933	1,679,076
William Demant Holding A/S (a)		11,176	208,154

TOTAL DENMARK			19,256,665

Egypt - 0.0%
Commercial International Bank SAE		65,566	378,779
Commercial International Bank SAE sponsored GDR		32,171	142,196
Global Telecom Holding (a)		149,355	80,228
Global Telecom Holding GDR (a)		22,500	46,125
Talaat Moustafa Group Holding		80,236	51,503

TOTAL EGYPT			698,831

Finland - 0.6%
Elisa Corp. (A Shares)		13,615	458,838
Fortum Corp.		42,333	705,895
Kone Oyj (B Shares)		31,765	1,462,100
Metso Corp.		10,916	286,395
Neste Oyj		12,179	525,822
Nokia Corp.		551,851	2,463,772
Nokian Tyres PLC		10,582	355,113
Orion Oyj (B Shares)		9,536	406,059
Sampo Oyj (A Shares)		42,199	1,933,306
Stora Enso Oyj (R Shares)		53,099	502,163
UPM-Kymmene Corp.		50,386	1,172,598
Wartsila Corp.		14,149	611,963

TOTAL FINLAND			10,884,024

France - 6.1%
Accor SA		16,573	629,205
Aeroports de Paris		2,802	283,013
Air Liquide SA		29,331	2,980,400
Alstom SA (a)		15,649	420,363
Arkema SA		6,519	618,155
Atos Origin SA		8,346	866,892
AXA SA		183,716	4,145,059
BIC SA		2,658	368,521
BNP Paribas SA		100,208	5,812,576
Bollore Group		84,702	278,945
Bollore Group (a)		491	1,779
Bouygues SA		19,766	644,543
Bureau Veritas SA		25,191	475,915
Capgemini SA		15,456	1,280,656
Carrefour SA		52,528	1,377,848
Casino Guichard Perrachon SA		5,230	260,250
Christian Dior SA		5,169	997,253
CNP Assurances		15,841	274,493
Compagnie de St. Gobain		46,769	2,076,473
Credit Agricole SA		100,094	1,080,322
Danone SA		55,802	3,870,333
Dassault Systemes SA		12,165	963,367
Edenred SA		19,349	448,278
EDF SA (a)		5,248	58,820
EDF SA (b)		17,622	197,508
Eiffage SA		5,609	415,247
Engie		138,542	1,997,630
Essilor International SA		19,455	2,186,929
Eurazeo SA		3,775	217,270
Eutelsat Communications		16,825	352,770
Fonciere des Regions		3,300	288,466
Gecina SA		3,830	558,342
Groupe Eurotunnel SA		45,096	422,320
Hermes International SCA		2,496	1,011,328
ICADE		3,382	243,100
Iliad SA		2,511	526,758
Imerys SA		3,288	228,692
Ingenico SA		5,076	401,754
JCDecaux SA		6,931	211,935
Kering SA		7,169	1,590,087
Klepierre SA		20,790	850,470
L'Oreal SA		5,097	912,303
L'Oreal SA		18,827	3,369,810
Lagardere S.C.A. (Reg.)		10,947	278,796
Legrand SA		25,216	1,425,288
LVMH Moet Hennessy - Louis Vuitton SA		26,381	4,802,957
Michelin CGDE Series B		17,184	1,860,530
Natixis SA		86,650	438,028
Orange SA		187,947	2,957,095
Pernod Ricard SA		20,082	2,388,577
Peugeot Citroen SA (a)		46,223	692,365
Publicis Groupe SA		17,909	1,228,725
Remy Cointreau SA		2,028	164,519
Renault SA		18,194	1,580,022
Rexel SA		28,350	393,217
Safran SA		29,601	2,035,130
Sanofi SA		109,525	8,523,106
Schneider Electric SA		52,848	3,554,034
SCOR SE		15,600	505,184
SFR Group SA		10,736	289,215
Societe Generale Series A		72,599	2,831,906
Sodexo SA (a)		512	59,465
Sodexo SA (a)		1,068	124,040
Sodexo SA (a)		1,000	116,142
Sodexo SA		6,296	731,230
Suez Environnement SA		30,450	482,177
Technip SA		10,475	694,765
Thales SA		9,987	940,316
Total SA		210,921	10,104,150
Unibail-Rodamco		9,363	2,222,449
Valeo SA		22,546	1,299,368
Veolia Environnement SA		42,849	936,139
VINCI SA		47,718	3,456,193
Vivendi SA		110,017	2,226,804
Wendel SA		2,667	306,823
Zodiac Aerospace		19,564	476,131

TOTAL FRANCE			106,321,064

Germany - 5.7%
adidas AG		17,786	2,922,133
Allianz SE		43,203	6,744,173
Axel Springer Verlag AG		4,278	214,216
BASF AG		86,851	7,655,857
Bayer AG		78,216	7,766,042
Bayerische Motoren Werke AG (BMW)		31,190	2,717,535
Beiersdorf AG		9,574	842,891
Brenntag AG		14,670	784,184
Commerzbank AG		101,844	691,702
Continental AG		10,401	1,992,959
Covestro AG		6,556	387,478
Daimler AG (Germany)		91,033	6,486,552
Deutsche Bank AG (a)		130,556	1,885,346
Deutsche Borse AG (a)		18,255	1,420,395
Deutsche Lufthansa AG		21,657	276,848
Deutsche Post AG		91,644	2,840,000
Deutsche Telekom AG		304,904	4,974,578
Deutsche Wohnen AG (Bearer)		31,942	1,042,112
E.ON AG		189,659	1,389,098
Evonik Industries AG		15,567	486,344
Fraport AG Frankfurt Airport Services Worldwide		3,882	230,417
Fresenius Medical Care AG & Co. KGaA		20,773	1,692,047
Fresenius SE & Co. KGaA		38,770	2,861,719
GEA Group AG		17,258	667,337
Hannover Reuck SE		5,782	644,557
HeidelbergCement Finance AG		13,309	1,258,794
Henkel AG & Co. KGaA		9,839	1,083,316
Hochtief AG		1,916	261,544
Hugo Boss AG		6,190	388,746
Infineon Technologies AG		106,887	1,922,393
Innogy SE		13,000	516,244
K&S AG (b)		18,458	373,434
Lanxess AG		8,810	564,120
Linde AG		17,574	2,899,566
MAN SE		3,265	333,900
Merck KGaA		12,213	1,255,683
Metro AG		16,994	509,099
Muenchener Rueckversicherungs AG		15,216	2,954,330
OSRAM Licht AG		8,314	471,394
ProSiebenSat.1 Media AG		20,775	895,364
RWE AG (a)		46,561	739,084
SAP AG		92,873	8,182,058
Schaeffler AG		15,588	235,800
Siemens AG		72,307	8,215,335
Symrise AG		11,714	803,819
Telefonica Deutschland Holding AG		68,781	266,606
Thyssenkrupp AG		34,879	807,503
TUI AG		37,866	480,629
TUI AG		10,000	127,119
United Internet AG		11,729	481,415
Volkswagen AG		3,022	451,742
Vonovia SE		44,110	1,553,612
Zalando SE (a)		8,423	369,761

TOTAL GERMANY			98,018,930

Greece - 0.1%
Alpha Bank AE (a)		130,163	222,903
EFG Eurobank Ergasias SA (a)		163,837	96,401
Ff Group (a)		3,532	84,602
Greek Organization of Football Prognostics SA		20,145	171,827
Hellenic Telecommunications Organization SA		24,412	223,766
Jumbo SA		9,752	138,633
National Bank of Greece SA (a)		482,560	98,693
Piraeus Bank SA (a)		578,940	95,965
Titan Cement Co. SA (Reg.)		4,510	104,810

TOTAL GREECE			1,237,600

Hong Kong - 2.6%
AIA Group Ltd.		1,138,600	7,186,398
Bank of East Asia Ltd.		116,067	467,677
Beijing Enterprises Holdings Ltd.		47,500	237,636
BOC Hong Kong (Holdings) Ltd.		349,500	1,248,287
Cathay Pacific Airways Ltd.		112,000	147,590
China Everbright International Ltd.		231,000	277,002
China Everbright Ltd.		88,000	172,470
China Jinmao Holdings Group Ltd.		388,000	107,061
China Merchants Holdings International Co. Ltd.		122,238	316,803
China Mobile Ltd.		581,000	6,656,165
China Overseas Land and Investment Ltd.		374,000	1,154,954
China Power International Development Ltd.		292,000	106,551
China Resources Beer Holdings Co. Ltd.		165,162	351,384
China Resources Power Holdings Co. Ltd.		178,523	303,387
China Taiping Insurance Group Ltd. (a)		157,177	303,591
China Unicom Ltd.		570,000	669,188
CITIC Pacific Ltd.		406,000	583,175
CLP Holdings Ltd.		155,500	1,581,957
CNOOC Ltd.		1,691,000	2,127,742
CSPC Pharmaceutical Group Ltd.		400,000	414,671
Far East Horizon Ltd.		186,000	169,798
Fosun International Ltd.		242,500	352,077
Galaxy Entertainment Group Ltd.		222,000	911,696
Guangdong Investment Ltd.		264,000	398,950
Hang Lung Properties Ltd.		214,000	472,395
Hang Seng Bank Ltd.		72,200	1,304,256
Henderson Land Development Co. Ltd.		102,364	606,485
HK Electric Investments & HK Electric Investments Ltd. unit		243,000	240,633
HKT Trust/HKT Ltd. unit		249,860	343,432
Hong Kong & China Gas Co. Ltd.		722,100	1,415,234
Hong Kong Exchanges and Clearing Ltd.		109,258	2,893,617
Hysan Development Co. Ltd.		59,020	272,439
Lenovo Group Ltd.		690,000	443,063
Link (REIT)		212,047	1,511,975
MTR Corp. Ltd.		139,468	772,370
New World Development Co. Ltd.		535,426	667,595
PCCW Ltd.		381,913	227,507
Power Assets Holdings Ltd.		131,500	1,236,911
Shanghai Industrial Holdings Ltd.		47,000	143,929
Sino Land Ltd.		285,460	485,855
Sino-Ocean Group Holding Ltd.		286,091	119,150
SJM Holdings Ltd.		187,000	129,480
Sun Art Retail Group Ltd.		237,000	167,156
Sun Hung Kai Properties Ltd.		136,781	2,042,310
Swire Pacific Ltd. (A Shares)		52,000	540,748
Swire Properties Ltd.		113,400	326,066
Techtronic Industries Co. Ltd.		131,000	493,221
Wharf Holdings Ltd.		129,000	969,718
Wheelock and Co. Ltd.		75,000	463,217

TOTAL HONG KONG			44,534,972

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		3,390	218,107
OTP Bank PLC		22,120	621,331
Richter Gedeon PLC		13,047	280,425

TOTAL HUNGARY			1,119,863

India - 1.9%
ACC Ltd.		4,204	95,587
Adani Ports & Special Economic Zone		75,599	347,931
Ambuja Cements Ltd.		55,682	201,507
Apollo Hospitals Enterprise Ltd.		7,627	153,214
Ashok Leyland Ltd. (a)		107,867	145,940
Asian Paints Ltd.		27,480	440,756
Aurobindo Pharma Ltd.		23,976	291,786
Axis Bank Ltd.		158,348	1,155,822
Bajaj Auto Ltd.		8,084	345,160
Bajaj Finance Ltd.		15,121	243,129
Bharat Forge Ltd.		9,533	126,463
Bharat Heavy Electricals Ltd. (a)		57,332	119,425
Bharat Petroleum Corp. Ltd.		24,619	246,926
Bharti Airtel Ltd.		95,639	457,151
Bharti Infratel Ltd.		52,408	271,564
Bosch Ltd. (a)		702	230,379
Cadila Healthcare Ltd.		20,036	127,039
Cairn India Ltd.		43,350	146,871
Cipla Ltd. (a)		32,320	278,671
Coal India Ltd.		67,057	326,512
Container Corp. of India Ltd.		3,000	61,864
Dabur India Ltd.		52,044	227,469
Divi's Laboratories Ltd.		7,966	152,846
Dr. Reddy's Laboratories Ltd. (a)		10,971	551,829
Eicher Motors Ltd.		1,276	459,476
GAIL India Ltd.		31,208	202,765
GlaxoSmithKline Consumer Healthcare Ltd.		1,067	97,238
Glenmark Pharmaceuticals Ltd. (a)		12,846	179,685
Godrej Consumer Products Ltd.		11,002	265,395
Havells India Ltd.		23,637	144,255
HCL Technologies Ltd.		53,970	617,449
Hero Motocorp Ltd. (a)		4,574	229,837
Hindalco Industries Ltd. (a)		103,940	233,184
Hindustan Unilever Ltd.		61,799	774,972
Housing Development Finance Corp. Ltd.		142,249	2,967,792
ICICI Bank Ltd. (a)		102,230	425,429
Idea Cellular Ltd. (a)		118,128	134,942
Indiabulls Housing Finance Ltd.		27,321	347,690
Infosys Ltd.		171,563	2,563,461
Infosys Ltd. sponsored ADR		2,400	36,624
ITC Ltd.		320,904	1,169,496
JSW Steel Ltd. (a)		7,690	191,237
Larsen & Toubro Ltd.		30,290	672,365
LIC Housing Finance Ltd.		27,555	240,725
Lupin Ltd.		21,140	471,681
Mahindra & Mahindra Financial Services Ltd. (a)		26,733	145,036
Mahindra & Mahindra Ltd.		35,530	698,717
Marico Ltd.		41,867	176,963
Maruti Suzuki India Ltd. (a)		10,042	884,610
Motherson Sumi Systems Ltd.		38,021	188,779
Nestle India Ltd.		2,147	224,845
NTPC Ltd.		160,371	366,034
Oil & Natural Gas Corp. Ltd.		80,683	347,017
Piramal Enterprises Ltd.		7,257	193,067
Power Finance Corp. Ltd.		53,914	100,303
Reliance Industries Ltd.		122,876	1,943,290
Shree Cement Ltd.		775	194,248
Shriram Transport Finance Co. Ltd.		13,563	219,552
Siemens India Ltd. (a)		6,797	120,614
State Bank of India		144,430	558,619
Sun Pharmaceutical Industries Ltd.		91,582	1,020,637
Tata Consultancy Services Ltd.		44,816	1,611,565
Tata Motors Ltd. (a)		143,823	1,157,821
Tata Motors Ltd. Class A (a)		45,929	240,092
Tata Power Co. Ltd.		106,776	125,336
Tata Steel Ltd. (a)		27,661	168,129
Tech Mahindra Ltd.		20,407	133,277
Titan Co. Ltd.		29,580	165,648
Ultratech Cemco Ltd. (a)		3,308	197,507
United Spirits Ltd. (a)		6,126	206,655
UPL Ltd. (a)		34,167	357,418
Vedanta Ltd. (a)		95,338	289,564
Wipro Ltd.		59,885	416,229
Yes Bank Ltd. (a)		28,914	551,488
Zee Entertainment Enterprises Ltd.		55,341	431,699

TOTAL INDIA			32,606,298

Indonesia - 0.6%
PT Adaro Energy Tbk		1,352,500	164,294
PT AKR Corporindo Tbk		176,300	95,933
PT Astra International Tbk		1,914,500	1,206,833
PT Bank Central Asia Tbk		1,165,300	1,386,518
PT Bank CIMB Niaga Tbk (a)		62,470	4,572
PT Bank Danamon Indonesia Tbk Series A		286,500	84,756
PT Bank Mandiri (Persero) Tbk		888,300	782,458
PT Bank Negara Indonesia (Persero) Tbk		723,700	309,214
PT Bank Rakyat Indonesia Tbk		1,051,800	983,443
PT Bumi Serpong Damai Tbk		756,100	125,746
PT Charoen Pokphand Indonesia Tbk		698,200	197,987
PT Global Mediacom Tbk		534,800	34,839
PT Gudang Garam Tbk		47,000	244,582
PT Hanjaya Mandala Sampoerna Tbk		854,700	258,742
PT Indocement Tunggal Prakarsa Tbk		139,700	176,124
PT Indofood CBP Sukses Makmur Tbk		209,800	151,143
PT Indofood Sukses Makmur Tbk		399,800	260,446
PT Jasa Marga Tbk		175,200	60,826
PT Kalbe Farma Tbk		2,038,800	271,882
PT Lippo Karawaci Tbk		1,793,800	124,417
PT Matahari Department Store Tbk		218,900	302,397
PT Media Nusantara Citra Tbk		433,800	69,818
PT Perusahaan Gas Negara Tbk Series B		1,019,600	200,044
PT Semen Gresik (Persero) Tbk		290,800	219,526
PT Summarecon Agung Tbk		983,300	124,344
PT Surya Citra Media Tbk		569,600	115,684
PT Telkomunikasi Indonesia Tbk Series B		4,765,200	1,541,167
PT Tower Bersama Infrastructure Tbk		237,700	108,849
PT Unilever Indonesia Tbk		145,300	495,265
PT United Tractors Tbk		155,800	258,214
PT Waskita Karya Persero Tbk		428,500	86,042
PT XL Axiata Tbk (a)		313,600	52,876

TOTAL INDONESIA			10,498,981

Ireland - 0.4%
Bank of Ireland (a)		2,617,094	560,218
CRH PLC		77,537	2,517,166
CRH PLC sponsored ADR		800	25,840
DCC PLC (United Kingdom)		8,464	690,490
James Hardie Industries PLC CDI		42,531	635,096
Kerry Group PLC Class A		14,970	1,086,900
Paddy Power PLC (Ireland)		7,556	782,181
Ryanair Holdings PLC		5,681	78,735
Ryanair Holdings PLC sponsored ADR		2,108	158,290

TOTAL IRELAND			6,534,916

Isle of Man - 0.0%
Genting Singapore PLC		581,600	311,441
New Europe Property Investments PLC		22,359	275,695

TOTAL ISLE OF MAN			587,136

Israel - 0.4%
Azrieli Group		4,057	172,800
Bank Hapoalim BM (Reg.)		99,264	572,871
Bank Leumi le-Israel BM (a)		135,165	510,176
Bezeq The Israel Telecommunication Corp. Ltd.		201,834	366,703
Check Point Software Technologies Ltd. (a)(b)		12,186	1,030,448
Israel Chemicals Ltd.		49,056	174,675
Mizrahi Tefahot Bank Ltd.		13,008	169,538
NICE Systems Ltd.		5,037	334,417
NICE Systems Ltd. sponsored ADR		773	51,381
Taro Pharmaceutical Industries Ltd. (a)(b)		1,438	145,971
Teva Pharmaceutical Industries Ltd. sponsored ADR		86,421	3,693,634

TOTAL ISRAEL			7,222,614

Italy - 1.1%
Assicurazioni Generali SpA		110,692	1,430,198
Atlantia SpA		39,043	956,194
Enel SpA		721,943	3,103,877
Eni SpA		240,476	3,489,850
EXOR SpA		10,239	435,095
EXOR SpA rights (a)		10,239	0
Intesa Sanpaolo SpA		1,197,940	2,777,629
Intesa Sanpaolo SpA (Risparmio Shares)		90,837	196,242
Leonardo-Finmeccanica SpA (a)		37,800	460,594
Luxottica Group SpA		16,103	801,655
Mediobanca SpA		54,069	396,190
Poste Italiane SpA		48,465	322,673
Prysmian SpA		18,049	449,167
Saipem SpA (a)		566,916	233,375
Snam Rete Gas SpA		231,793	1,221,873
Telecom Italia SpA (a)		947,380	823,551
Terna SpA		143,706	703,895
UniCredit SpA		497,256	1,233,650
Unione di Banche Italiane SCpA (b)		83,593	230,512
Unipolsai SpA		102,827	196,408

TOTAL ITALY			19,462,628

Japan - 16.3%
ABC-MART, Inc.		3,100	188,891
ACOM Co. Ltd. (a)		36,000	166,149
AEON Co. Ltd.		62,100	860,411
AEON Financial Service Co. Ltd.		10,200	180,034
AEON MALL Co. Ltd.		10,370	154,260
Air Water, Inc.		13,800	258,840
Aisin Seiki Co. Ltd.		18,100	796,524
Ajinomoto Co., Inc.		52,600	1,171,926
Alfresa Holdings Corp.		17,600	372,911
All Nippon Airways Ltd.		114,000	320,900
Alps Electric Co. Ltd.		17,600	422,924
Amada Holdings Co. Ltd.		31,600	360,988
Aozora Bank Ltd.		109,000	360,666
Asahi Glass Co. Ltd.		96,000	672,833
Asahi Group Holdings		36,600	1,309,112
Asahi Kasei Corp.		120,000	1,084,543
Ashikaga Holdings Co. Ltd.		86,540	308,629
Asics Corp.		14,900	318,545
Astellas Pharma, Inc.		199,700	2,963,920
Bandai Namco Holdings, Inc.		18,900	567,703
Bank of Kyoto Ltd.		28,000	205,855
Benesse Holdings, Inc.		6,400	168,010
Bridgestone Corp.		61,600	2,299,647
Brother Industries Ltd.		22,100	406,723
Calbee, Inc.		7,400	268,847
Canon, Inc.		101,000	2,901,532
Casio Computer Co. Ltd.		21,300	297,757
Central Japan Railway Co.		13,600	2,316,811
Chiba Bank Ltd.		65,000	402,880
Chubu Electric Power Co., Inc.		61,400	904,284
Chugai Pharmaceutical Co. Ltd.		21,300	727,129
Chugoku Electric Power Co., Inc.		25,800	302,111
Concordia Financial Group Ltd. (a)		111,800	519,395
Credit Saison Co. Ltd.		14,400	249,360
CYBERDYNE, Inc. (a)(b)		10,400	156,392
Dai Nippon Printing Co. Ltd.		51,000	512,577
Dai-ichi Mutual Life Insurance Co.		102,100	1,500,297
Daicel Chemical Industries Ltd.		25,700	339,170
Daiichi Sankyo Kabushiki Kaisha		57,100	1,375,366
Daikin Industries Ltd.		22,200	2,133,842
Dainippon Sumitomo Pharma Co. Ltd.		15,500	269,148
Daito Trust Construction Co. Ltd.		6,700	1,122,843
Daiwa House Industry Co. Ltd.		53,700	1,477,813
Daiwa House REIT Investment Corp.		132	356,842
Daiwa Securities Group, Inc.		158,000	945,710
DENSO Corp.		46,000	2,002,384
Dentsu, Inc.		20,500	1,024,316
Don Quijote Holdings Co. Ltd.		11,400	434,281
East Japan Railway Co.		31,600	2,789,370
Eisai Co. Ltd.		23,900	1,526,482
Electric Power Development Co. Ltd.		13,600	317,338
FamilyMart Co. Ltd.		7,800	489,406
Fanuc Corp.		18,500	3,387,119
Fast Retailing Co. Ltd.		5,000	1,690,665
Fuji Electric Co. Ltd.		52,000	260,322
Fuji Heavy Industries Ltd.		58,200	2,272,059
Fujifilm Holdings Corp.		41,500	1,573,019
Fujitsu Ltd.		176,000	1,045,729
Fukuoka Financial Group, Inc.		71,000	308,048
GungHo Online Entertainment, Inc. (b)		37,700	95,625
Hakuhodo DY Holdings, Inc.		19,900	239,665
Hamamatsu Photonics K.K.		13,200	400,267
Hankyu Hanshin Holdings, Inc.		22,900	759,912
Hikari Tsushin, Inc.		2,000	183,847
Hino Motors Ltd.		23,900	260,947
Hirose Electric Co. Ltd.		2,965	392,431
Hiroshima Bank Ltd.		47,000	201,678
Hisamitsu Pharmaceutical Co., Inc.		5,700	304,920
Hitachi Chemical Co. Ltd.		9,800	229,885
Hitachi Construction Machinery Co. Ltd.		10,000	209,497
Hitachi High-Technologies Corp.		6,300	263,426
Hitachi Ltd.		457,000	2,436,869
Hitachi Metals Ltd.		19,700	246,461
Hokuriku Electric Power Co., Inc.		15,800	179,741
Honda Motor Co. Ltd.		154,200	4,613,915
Hoshizaki Corp.		4,700	424,869
Hoya Corp.		38,300	1,601,464
Hulic Co. Ltd.		27,400	261,537
Idemitsu Kosan Co. Ltd.		8,300	191,612
IHI Corp.		136,000	359,226
Iida Group Holdings Co. Ltd.		13,600	263,130
INPEX Corp.		90,100	846,787
Isetan Mitsukoshi Holdings Ltd.		30,900	312,919
Isuzu Motors Ltd.		56,600	701,361
Itochu Corp.		141,900	1,797,598
Iyo Bank Ltd.		23,500	144,760
J. Front Retailing Co. Ltd.		22,300	307,696
Japan Airlines Co. Ltd.		11,100	327,697
Japan Airport Terminal Co. Ltd. (b)		4,700	180,838
Japan Exchange Group, Inc.		49,500	737,756
Japan Post Bank Co. Ltd.		37,700	445,052
Japan Post Holdings Co. Ltd.		42,200	538,415
Japan Prime Realty Investment Corp.		81	349,504
Japan Real Estate Investment Corp.		125	723,515
Japan Retail Fund Investment Corp.		237	537,640
Japan Tobacco, Inc.		104,100	3,964,674
JFE Holdings, Inc.		49,600	712,524
JGC Corp.		19,900	352,762
JSR Corp.		18,800	286,473
JTEKT Corp.		20,800	308,420
JX Holdings, Inc.		201,400	798,725
Kajima Corp.		86,000	581,425
Kakaku.com, Inc.		13,600	228,893
Kamigumi Co. Ltd.		22,000	188,176
Kaneka Corp.		27,000	223,992
Kansai Electric Power Co., Inc. (a)		67,500	646,550
Kansai Paint Co. Ltd.		20,300	437,475
Kao Corp.		47,700	2,458,458
Kawasaki Heavy Industries Ltd.		131,000	383,494
KDDI Corp.		173,500	5,273,216
Keihan Electric Railway Co., Ltd.		47,000	317,755
Keihin Electric Express Railway Co. Ltd.		45,000	454,420
Keio Corp.		55,000	456,279
Keisei Electric Railway Co.		12,800	309,656
Keyence Corp.		4,310	3,167,051
Kikkoman Corp.		14,000	446,553
Kintetsu Group Holdings Co. Ltd.		172,000	695,413
Kirin Holdings Co. Ltd.		77,900	1,342,655
Kobe Steel Ltd.		28,700	237,547
Koito Manufacturing Co. Ltd.		10,500	548,679
Komatsu Ltd.		87,300	1,943,220
Konami Holdings Corp.		8,700	343,869
Konica Minolta, Inc.		43,300	388,532
Kose Corp.		2,800	256,050
Kubota Corp.		100,200	1,619,042
Kuraray Co. Ltd.		33,900	515,272
Kurita Water Industries Ltd.		9,500	225,293
Kyocera Corp.		30,400	1,481,301
Kyowa Hakko Kirin Co., Ltd.		24,000	367,312
Kyushu Electric Power Co., Inc.		39,400	358,045
Kyushu Financial Group, Inc.		32,600	217,292
Lawson, Inc.		6,300	479,394
LIXIL Group Corp.		24,900	572,935
M3, Inc.		18,600	567,560
Mabuchi Motor Co. Ltd.		4,600	268,008
Makita Corp.		10,600	734,834
Marubeni Corp.		157,300	829,024
Marui Group Co. Ltd.		19,700	277,081
Maruichi Steel Tube Ltd.		5,300	171,074
Mazda Motor Corp.		54,000	895,524
McDonald's Holdings Co. (Japan) Ltd.		6,200	178,545
Medipal Holdings Corp.		15,700	268,728
Meiji Holdings Co. Ltd.		10,800	1,079,279
Minebea Mitsumi, Inc.		31,400	321,575
Miraca Holdings, Inc.		5,300	256,737
Mitsubishi Chemical Holdings Corp.		128,700	848,019
Mitsubishi Corp.		142,900	3,121,807
Mitsubishi Electric Corp.		182,900	2,480,931
Mitsubishi Estate Co. Ltd.		119,000	2,361,958
Mitsubishi Gas Chemical Co., Inc.		16,900	260,744
Mitsubishi Heavy Industries Ltd.		304,000	1,302,733
Mitsubishi Logistics Corp.		11,000	149,366
Mitsubishi Materials Corp.		10,400	298,999
Mitsubishi Motors Corp. of Japan		64,000	357,013
Mitsubishi Tanabe Pharma Corp.		21,500	419,462
Mitsubishi UFJ Financial Group, Inc.		1,206,400	6,224,797
Mitsubishi UFJ Lease & Finance Co. Ltd.		42,000	203,852
Mitsui & Co. Ltd.		161,700	2,248,103
Mitsui Chemicals, Inc.		85,000	419,853
Mitsui Fudosan Co. Ltd.		85,000	1,937,566
Mitsui OSK Lines Ltd.		106,000	265,834
mixi, Inc.		4,400	162,163
Mizuho Financial Group, Inc.		2,250,800	3,789,791
MS&AD Insurance Group Holdings, Inc.		48,000	1,428,969
Murata Manufacturing Co. Ltd.		18,100	2,531,963
Nabtesco Corp.		11,000	329,360
Nagoya Railroad Co. Ltd.		89,000	470,163
NEC Corp.		250,000	669,877
New Hampshire Foods Ltd.		17,000	407,533
Nexon Co. Ltd.		16,200	276,514
NGK Insulators Ltd.		24,500	450,424
NGK Spark Plug Co. Ltd.		17,400	344,449
NHK Spring Co. Ltd.		19,600	185,029
Nidec Corp.		22,600	2,191,685
Nikon Corp.		32,600	493,337
Nintendo Co. Ltd.		10,700	2,579,344
Nippon Building Fund, Inc.		134	796,052
Nippon Electric Glass Co. Ltd.		42,000	228,683
Nippon Express Co. Ltd.		78,000	386,021
Nippon Paint Holdings Co. Ltd.		15,200	518,890
Nippon Prologis REIT, Inc.		145	328,106
Nippon Steel & Sumitomo Metal Corp.		76,570	1,517,600
Nippon Telegraph & Telephone Corp.		65,400	2,899,629
Nippon Yusen KK		149,000	305,473
Nissan Motor Co. Ltd.		233,900	2,379,344
Nisshin Seifun Group, Inc.		18,595	274,483
Nissin Food Holdings Co. Ltd.		5,600	324,669
Nitori Holdings Co. Ltd.		7,600	910,956
Nitto Denko Corp.		15,600	1,089,784
NKSJ Holdings, Inc.		33,450	1,085,761
NOK Corp.		9,000	202,279
Nomura Holdings, Inc.		343,900	1,722,573
Nomura Real Estate Holdings, Inc.		11,800	199,949
Nomura Real Estate Master Fund, Inc.		380	616,001
Nomura Research Institute Ltd.		11,520	400,404
NSK Ltd.		42,600	473,649
NTT Data Corp.		11,800	609,860
NTT DOCOMO, Inc.		131,000	3,289,935
NTT Urban Development Co.		11,300	103,873
Obayashi Corp.		60,500	584,405
OBIC Co. Ltd.		6,300	328,006
Odakyu Electric Railway Co. Ltd.		27,600	564,528
Oji Holdings Corp.		75,000	318,251
Olympus Corp.		27,600	986,936
OMRON Corp.		18,500	710,928
Ono Pharmaceutical Co. Ltd.		39,000	991,828
Oracle Corp. Japan		3,600	196,357
Oriental Land Co. Ltd.		20,600	1,205,513
ORIX Corp.		125,400	1,991,549
Osaka Gas Co. Ltd.		179,000	745,392
Otsuka Corp.		4,800	228,855
Otsuka Holdings Co. Ltd.		37,000	1,621,903
Panasonic Corp.		209,100	2,157,046
Park24 Co. Ltd.		9,900	306,336
Pola Orbis Holdings, Inc.		2,100	175,017
Rakuten, Inc.		88,000	1,017,450
Recruit Holdings Co. Ltd.		34,800	1,400,362
Resona Holdings, Inc.		209,300	930,045
Ricoh Co. Ltd.		62,600	510,972
Rinnai Corp.		3,300	317,822
ROHM Co. Ltd.		8,300	437,675
Ryohin Keikaku Co. Ltd.		2,300	492,152
Sankyo Co. Ltd. (Gunma)		4,200	148,183
Santen Pharmaceutical Co. Ltd.		34,900	510,504
SBI Holdings, Inc. Japan		19,930	237,556
Secom Co. Ltd.		19,900	1,438,941
Sega Sammy Holdings, Inc.		17,300	255,863
Seibu Holdings, Inc.		16,000	277,067
Seiko Epson Corp.		26,600	541,030
Sekisui Chemical Co. Ltd.		38,000	599,695
Sekisui House Ltd.		57,300	948,808
Seven & i Holdings Co. Ltd.		71,300	2,979,955
Seven Bank Ltd.		55,800	171,864
Sharp Corp. (a)(b)		141,000	244,647
Shikoku Electric Power Co., Inc.		15,300	144,144
Shimadzu Corp.		22,000	320,759
Shimamura Co. Ltd.		2,100	269,333
SHIMANO, Inc.		7,000	1,198,818
SHIMIZU Corp.		53,000	472,032
Shin-Etsu Chemical Co. Ltd.		36,800	2,797,109
Shinsei Bank Ltd.		169,000	273,958
Shionogi & Co. Ltd.		28,300	1,397,324
Shiseido Co. Ltd.		36,000	929,608
Shizuoka Bank Ltd.		52,000	439,821
Showa Shell Sekiyu K.K.		17,800	166,509
SMC Corp.		5,400	1,570,001
SoftBank Corp.		90,900	5,724,984
Sohgo Security Services Co., Ltd.		6,900	315,162
Sony Corp.		119,400	3,763,279
Sony Financial Holdings, Inc.		16,300	229,415
Stanley Electric Co. Ltd.		14,200	391,729
Start Today Co. Ltd.		16,400	288,372
Sumitomo Chemical Co. Ltd.		150,000	712,310
Sumitomo Corp.		112,800	1,300,959
Sumitomo Electric Industries Ltd.		71,500	1,059,853
Sumitomo Heavy Industries Ltd.		51,000	269,419
Sumitomo Metal Mining Co. Ltd.		46,000	596,329
Sumitomo Mitsui Financial Group, Inc.		127,100	4,406,772
Sumitomo Mitsui Trust Holdings, Inc.		31,400	1,059,523
Sumitomo Realty & Development Co. Ltd.		34,000	895,795
Sumitomo Rubber Industries Ltd.		16,200	271,571
Sundrug Co. Ltd.		3,500	276,008
Suntory Beverage & Food Ltd.		13,400	587,136
Suzuken Co. Ltd.		7,230	232,681
Suzuki Motor Corp.		32,500	1,155,955
Sysmex Corp.		14,800	1,028,817
T&D Holdings, Inc.		55,600	673,859
Taiheiyo Cement Corp.		117,000	335,816
Taisei Corp.		100,000	751,407
Taisho Pharmaceutical Holdings Co. Ltd.		3,500	342,090
Taiyo Nippon Sanso Corp.		11,700	123,281
Takashimaya Co. Ltd.		28,000	228,817
Takeda Pharmaceutical Co. Ltd.		67,300	3,016,211
TDK Corp.		11,700	809,974
Teijin Ltd.		18,100	350,885
Terumo Corp.		32,400	1,255,898
The Chugoku Bank Ltd.		15,700	211,090
The Hachijuni Bank Ltd.		38,200	208,721
The Suruga Bank Ltd.		16,300	398,679
THK Co. Ltd.		11,200	237,094
Tobu Railway Co. Ltd.		90,000	442,834
Toho Co. Ltd.		10,700	321,908
Toho Gas Co. Ltd.		36,000	334,014
Tohoku Electric Power Co., Inc.		42,100	515,863
Tokio Marine Holdings, Inc.		64,500	2,551,831
Tokyo Electric Power Co., Inc. (a)		134,400	522,887
Tokyo Electron Ltd.		14,800	1,339,014
Tokyo Gas Co. Ltd.		194,000	880,927
Tokyo Tatemono Co. Ltd.		19,400	247,148
Tokyu Corp.		101,000	757,957
Tokyu Fudosan Holdings Corp.		47,300	267,464
TonenGeneral Sekiyu K.K.		27,000	266,730
Toppan Printing Co. Ltd.		50,000	471,059
Toray Industries, Inc.		139,000	1,297,351
Toshiba Corp. (a)		381,000	1,384,199
Toto Ltd.		13,500	540,669
Toyo Seikan Group Holdings Ltd.		14,900	275,637
Toyo Suisan Kaisha Ltd.		8,200	332,707
Toyoda Gosei Co. Ltd.		6,300	144,239
Toyota Industries Corp.		15,500	711,667
Toyota Motor Corp.		252,582	14,651,464
Toyota Tsusho Corp.		20,300	480,642
Trend Micro, Inc.		10,800	381,043
Tsuruha Holdings, Inc.		3,400	392,944
Unicharm Corp.		38,200	910,105
United Urban Investment Corp.		281	474,005
USS Co. Ltd.		20,300	344,173
West Japan Railway Co.		15,600	962,746
Yahoo! Japan Corp.		137,100	526,855
Yakult Honsha Co. Ltd.		8,600	401,831
Yamada Denki Co. Ltd.		57,800	299,279
Yamaguchi Financial Group, Inc.		18,000	198,760
Yamaha Corp.		16,000	572,900
Yamaha Motor Co. Ltd.		26,200	583,360
Yamato Holdings Co. Ltd.		33,200	758,215
Yamazaki Baking Co. Ltd.		12,200	274,084
Yaskawa Electric Corp.		23,500	375,794
Yokogawa Electric Corp.		22,300	314,076
Yokohama Rubber Co. Ltd.		10,300	179,148

TOTAL JAPAN			282,256,730

Korea (South) - 3.0%
AMOREPACIFIC Corp.		3,047	956,388
AMOREPACIFIC Group, Inc.		2,581	333,977
BGFretail Co. Ltd.		936	142,394
BS Financial Group, Inc.		24,770	201,191
Celltrion, Inc.		7,229	671,227
Cheil Industries, Inc.		7,198	1,016,369
Cheil Worldwide, Inc.		6,018	89,184
CJ CheilJedang Corp.		739	225,818
CJ Corp.		1,351	206,119
CJ E&M Corp.		1,804	110,251
Coway Co. Ltd.		4,990	390,909
Daelim Industrial Co.		2,617	186,936
Daewoo Engineering & Construction Co. Ltd. (a)		12,550	69,457
DGB Financial Group Co. Ltd.		16,184	135,839
Dong Suh Companies, Inc.		2,984	70,833
Dongbu Insurance Co. Ltd.		4,850	301,494
Doosan Heavy Industries & Construction Co. Ltd.		4,123	94,446
E-Mart Co. Ltd.		1,821	258,720
GS Engineering & Construction Corp. (a)		4,839	113,385
GS Holdings Corp.		4,794	214,183
GS Retail Co. Ltd.		2,661	113,536
Hana Financial Group, Inc.		28,112	806,181
Hankook Tire Co. Ltd.		6,862	331,174
Hanmi Pharm Co. Ltd.		490	155,086
Hanmi Science Co. Ltd.		1,018	67,733
Hanon Systems		17,557	164,248
Hanssem Co. Ltd.		940	145,879
Hanwha Chemical Corp.		10,458	247,333
Hanwha Corp.		4,123	134,639
Hanwha Life Insurance Co. Ltd.		21,089	115,240
Hotel Shilla Co.		3,191	159,863
Hyosung Corp.		1,954	228,927
Hyundai Department Store Co. Ltd.		1,439	147,831
Hyundai Engineering & Construction Co. Ltd.		6,685	242,266
Hyundai Fire & Marine Insurance Co. Ltd.		5,815	179,724
Hyundai Glovis Co. Ltd.		1,757	266,525
Hyundai Heavy Industries Co. Ltd. (a)		3,882	493,839
Hyundai Industrial Development & Construction Co.		5,288	224,233
Hyundai Mobis		6,461	1,547,809
Hyundai Motor Co.		13,654	1,671,302
Hyundai Steel Co.		7,378	318,664
Hyundai Wia Corp.		1,445	99,428
Industrial Bank of Korea		23,611	272,493
Kakao Corp.		2,867	191,509
Kangwon Land, Inc.		11,446	379,780
KB Financial Group, Inc.		37,735	1,397,434
KCC Corp.		545	192,745
KEPCO Plant Service & Engineering Co. Ltd.		2,155	103,440
Kia Motors Corp.		25,096	893,030
Korea Aerospace Industries Ltd.		5,405	306,223
Korea Electric Power Corp.		24,409	1,056,407
Korea Express Co. Ltd. (a)		601	105,618
Korea Gas Corp.		2,686	108,849
Korea Investment Holdings Co. Ltd.		3,405	122,356
Korea Zinc Co. Ltd.		810	322,228
Korean Air Lines Co. Ltd. (a)		3,577	100,077
KT Corp.		2,367	66,801
KT&G Corp.		11,079	1,094,576
Kumho Petro Chemical Co. Ltd.		1,781	109,156
LG Chemical Ltd.		4,402	948,711
LG Corp.		9,094	487,397
LG Display Co. Ltd.		21,673	518,418
LG Electronics, Inc.		9,945	415,623
LG Household & Health Care Ltd.		859	615,849
LG Innotek Co. Ltd.		1,386	94,520
LG Telecom Ltd.		20,279	209,216
Lotte Chemical Corp.		1,426	359,693
Lotte Chilsung Beverage Co. Ltd.		53	71,361
Lotte Confectionery Co. Ltd.		495	83,095
Lotte Shopping Co. Ltd.		1,032	206,174
Mirae Asset Daewoo Co. Ltd.		17,442	118,186
Mirae Asset Securities Co. Ltd.		7,482	148,167
NAVER Corp.		2,653	1,987,857
NCSOFT Corp.		1,617	373,941
Oci Co. Ltd. (a)		1,596	126,284
Orion Corp.		335	209,420
Ottogi Corp.		103	59,256
Paradise Co. Ltd.		4,067	46,226
POSCO		6,619	1,377,828
Posco Daewoo Corp.		3,885	84,748
S-Oil Corp.		4,370	299,929
S1 Corp.		1,800	145,573
Samsung Card Co. Ltd.		3,339	140,712
Samsung Electro-Mechanics Co. Ltd.		5,530	227,726
Samsung Electronics Co. Ltd.		9,424	13,504,584
Samsung Fire & Marine Insurance Co. Ltd.		3,159	805,110
Samsung Heavy Industries Co. Ltd.		14,869	126,752
Samsung Heavy Industries Co. Ltd. rights 11/8/16 (a)		8,182	18,456
Samsung Life Insurance Co. Ltd.		6,689	646,235
Samsung SDI Co. Ltd.		5,311	437,880
Samsung SDS Co. Ltd.		3,356	453,333
Samsung Securities Co. Ltd.		5,510	166,443
Shinhan Financial Group Co. Ltd.		40,595	1,556,357
Shinsegae Co. Ltd.		662	107,656
SK C&C Co. Ltd.		4,353	850,615
SK Energy Co. Ltd.		6,141	813,427
SK Hynix, Inc.		55,129	1,976,200
SK Networks Co. Ltd.		10,178	58,020
SK Telecom Co. Ltd.		1,944	381,251
Woori Bank		27,987	305,868
Woori Investment & Securities Co. Ltd.		14,380	126,983
Yuhan Corp.		746	136,970

TOTAL KOREA (SOUTH)			52,301,352

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		174,166	1,176,833
Millicom International Cellular SA (depository receipt)		6,456	283,839
RTL Group SA		3,537	277,228
SES SA (France) (depositary receipt)		34,613	796,025
Tenaris SA		45,246	639,948

TOTAL LUXEMBOURG			3,173,873

Malaysia - 0.6%
AirAsia Bhd		106,300	70,191
Alliance Financial Group Bhd		81,200	77,232
AMMB Holdings Bhd		160,600	160,791
Astro Malaysia Holdings Bhd		141,200	95,928
Axiata Group Bhd		252,001	295,553
Berjaya Sports Toto Bhd		54,532	41,468
British American Tobacco (Malaysia) Bhd		12,800	151,098
Bumiputra-Commerce Holdings Bhd		406,330	487,209
Dialog Group Bhd		291,622	107,751
DiGi.com Bhd		334,200	400,721
Felda Global Ventures Holdings Bhd		126,600	60,659
Gamuda Bhd		151,000	176,737
Gamuda Bhd warrants 3/6/21 (a)		14,250	4,416
Genting Bhd		211,400	395,084
Genting Malaysia Bhd		269,100	305,344
Genting Plantations Bhd		17,400	45,626
Hap Seng Consolidated Bhd		49,800	92,477
Hartalega Holdings Bhd		61,200	71,485
Hong Leong Bank Bhd		54,900	174,319
Hong Leong Credit Bhd		22,500	84,315
IHH Healthcare Bhd		301,300	459,671
IJM Corp. Bhd		274,000	215,542
IOI Corp. Bhd		233,700	250,691
IOI Properties Group Sdn Bhd		141,600	82,698
Kuala Lumpur Kepong Bhd		37,300	213,041
Lafarge Malaysia Bhd		28,200	54,451
Malayan Banking Bhd		383,528	722,258
Malaysia Airports Holdings Bhd		70,502	111,425
Maxis Bhd		171,700	243,941
MISC Bhd		102,400	183,563
Petronas Chemicals Group Bhd		222,000	370,441
Petronas Dagangan Bhd		19,400	108,030
Petronas Gas Bhd		61,600	323,051
PPB Group Bhd		40,200	154,475
Public Bank Bhd		253,400	1,199,648
RHB Capital Bhd		73,874	85,056
RHB Capital Bhd		46,292	0
SapuraKencana Petroleum Bhd (a)		361,300	139,525
Sime Darby Bhd		235,437	459,649
Telekom Malaysia Bhd		98,226	153,134
Tenaga Nasional Bhd		318,900	1,090,113
UMW Holdings Bhd		46,900	66,633
Westports Holdings Bhd		92,800	97,556
YTL Corp. Bhd		392,826	148,890
YTL Power International Bhd		191,450	69,826

TOTAL MALAYSIA			10,301,712

Malta - 0.0%
Brait SA		31,685	210,524
Mauritius - 0.0%
Golden Agri-Resources Ltd.		652,000	180,428
Mexico - 0.9%
Alfa SA de CV Series A		260,700	395,305
America Movil S.A.B. de CV Series L		3,008,000	1,992,496
CEMEX S.A.B. de CV unit		1,324,117	1,146,106
Coca-Cola FEMSA S.A.B. de CV Series L		47,500	356,809
Compartamos S.A.B. de CV		92,600	182,741
Controladora Comercial Mexicana S.A.B de C.V. (a)		21,100	19,235
El Puerto de Liverpool S.A.B. de CV Class C		17,670	185,217
Embotelladoras Arca S.A.B. de CV		38,900	242,073
Fibra Uno Administracion SA de CV		248,600	474,419
Fomento Economico Mexicano S.A.B. de CV unit		173,800	1,667,104
Gruma S.A.B. de CV Series B		19,880	275,834
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		33,500	323,798
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		19,225	305,783
Grupo Bimbo S.A.B. de CV Series A		159,500	429,615
Grupo Carso SA de CV Series A1		53,200	232,210
Grupo Comercial Chedraui S.A.B. de CV		29,100	64,910
Grupo Financiero Banorte S.A.B. de CV Series O		236,200	1,391,007
Grupo Financiero Inbursa S.A.B. de CV Series O		215,800	350,171
Grupo Financiero Santander Mexico S.A.B. de CV		177,200	320,724
Grupo Lala S.A.B. de CV		54,200	100,910
Grupo Mexico SA de CV Series B		361,724	891,248
Grupo Televisa SA de CV		231,500	1,139,067
Industrias Penoles SA de CV		13,460	326,434
Kimberly-Clark de Mexico SA de CV Series A		141,100	304,282
Mexichem S.A.B. de CV		98,321	235,126
OHL Mexico S.A.B. de CV (a)		77,100	90,802
Promotora y Operadora de Infraestructura S.A.B. de CV		24,540	274,340
Wal-Mart de Mexico SA de CV Series V		495,500	1,048,360

TOTAL MEXICO			14,766,126

Netherlands - 2.6%
ABN AMRO Group NV GDR		22,542	520,274
AEGON NV		169,221	732,041
AerCap Holdings NV (a)		15,490	636,794
Ahold Delhaize NV		121,165	2,765,920
Airbus Group NV		55,321	3,284,956
Akzo Nobel NV		23,457	1,516,155
Altice NV:
Class A (a)		34,916	643,928
Class B (a)		10,514	195,690
ASML Holding NV (Netherlands)		34,802	3,681,842
CNH Industrial NV		97,176	755,259
Ferrari NV		11,739	618,294
Fiat Chrysler Automobiles NV		84,152	616,160
Gemalto NV		7,666	416,854
Heineken Holding NV		9,597	738,616
Heineken NV (Bearer)		21,813	1,797,089
ING Groep NV (Certificaten Van Aandelen)		366,786	4,814,807
Koninklijke Boskalis Westminster NV		8,087	260,954
Koninklijke DSM NV		17,155	1,103,173
Koninklijke KPN NV		323,750	1,055,668
Koninklijke Philips Electronics NV		88,012	2,651,992
Mobileye NV (a)(b)		16,793	624,364
NN Group NV		30,001	904,027
NXP Semiconductors NV (a)		27,815	2,781,500
OCI NV (a)(b)		8,294	115,175
QIAGEN NV (Germany) (a)		20,590	504,153
Randstad Holding NV		11,091	571,197
RELX NV		94,233	1,589,007
Steinhoff International Holdings NV (South Africa)		282,748	1,526,373
STMicroelectronics NV		60,862	577,642
Unilever NV (Certificaten Van Aandelen) (Bearer)		154,006	6,454,714
Vopak NV		6,775	342,151
Wolters Kluwer NV		28,585	1,106,273

TOTAL NETHERLANDS			45,903,042

New Zealand - 0.1%
Auckland International Airport Ltd.		91,884	433,004
Contact Energy Ltd.		65,403	222,156
Fletcher Building Ltd.		65,694	487,160
Mercury Nz Ltd.		67,362	146,920
Meridian Energy Ltd.		118,570	217,909
Ryman Healthcare Group Ltd.		34,960	221,999
Spark New Zealand Ltd.		170,727	446,838

TOTAL NEW ZEALAND			2,175,986

Norway - 0.4%
DNB ASA		92,449	1,337,108
Gjensidige Forsikring ASA		18,788	336,769
Marine Harvest ASA		36,679	665,588
Norsk Hydro ASA		124,977	558,740
Orkla ASA		77,122	728,219
Schibsted ASA:
(A Shares)		7,089	169,967
(B Shares)		8,104	182,435
Statoil ASA		105,524	1,722,786
Telenor ASA		70,995	1,129,926
Yara International ASA		17,215	608,396

TOTAL NORWAY			7,439,934

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		130,559	661,446
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		17,093	227,166
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		187,950	302,710
Aboitiz Power Corp.		134,700	127,804
Alliance Global Group, Inc.		173,900	51,205
Ayala Corp.		22,390	386,038
Ayala Land, Inc.		676,300	506,218
Bank of the Philippine Islands (BPI)		63,191	131,916
BDO Unibank, Inc.		149,373	347,913
DMCI Holdings, Inc.		405,650	104,701
Globe Telecom, Inc.		3,200	117,614
GT Capital Holdings, Inc.		7,100	192,199
International Container Terminal Services, Inc.		43,730	70,250
JG Summit Holdings, Inc.		274,680	431,053
Jollibee Food Corp.		39,970	196,427
Megaworld Corp.		970,800	80,583
Metro Pacific Investments Corp.		1,185,400	176,233
Metropolitan Bank & Trust Co.		63,536	106,660
Philippine Long Distance Telephone Co.		9,370	296,020
PNOC Energy Development Corp.		840,100	102,347
Robinsons Land Corp.		151,200	96,628
Security Bank Corp.		35,420	161,194
SM Investments Corp.		22,763	315,856
SM Prime Holdings, Inc.		791,600	439,692
Universal Robina Corp.		81,990	308,122

TOTAL PHILIPPINES			5,049,383

Poland - 0.2%
Alior Bank SA (a)		8,759	105,267
Bank Handlowy w Warszawie SA		3,460	68,534
Bank Millennium SA (a)		53,962	79,363
Bank Polska Kasa Opieki SA		15,173	468,156
Bank Zachodni WBK SA		3,300	266,641
BRE Bank SA (a)		1,407	126,884
Cyfrowy Polsat SA (a)		18,727	115,610
ENEA SA (a)		20,035	51,272
Energa SA		15,329	31,414
Eurocash SA		7,631	77,336
Grupa Lotos SA (a)		7,846	68,016
KGHM Polska Miedz SA (Bearer)		12,923	234,134
LPP SA		123	184,347
NG2 SA		2,360	119,767
Polish Oil & Gas Co. SA		167,077	213,784
Polska Grupa Energetyczna SA		79,202	207,329
Polski Koncern Naftowy Orlen SA		30,802	610,819
Powszechna Kasa Oszczednosci Bank SA		81,608	571,615
Powszechny Zaklad Ubezpieczen SA		54,372	377,517
Synthos SA (a)		48,983	59,180
Tauron Polska Energia SA (a)		89,921	60,738
Telekomunikacja Polska SA		55,311	78,950
Zaklady Azotowe w Tarnowie-Moscicach SA		3,836	61,110

TOTAL POLAND			4,237,783

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		221,699	732,787
Galp Energia SGPS SA Class B		43,127	584,682
Jeronimo Martins SGPS SA		24,353	418,914

TOTAL PORTUGAL			1,736,384

Qatar - 0.2%
Barwa Real Estate Co. (a)		8,276	72,611
Commercial Bank of Qatar (a)		15,129	148,317
Doha Bank (a)		12,399	123,937
Ezdan Holding Group (a)		74,225	320,010
Industries Qatar QSC (a)		14,583	408,471
Masraf al Rayan (a)		33,709	320,284
Qatar Electricity & Water Co.(a)		2,653	152,993
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		25,968	161,233
Qatar Insurance Co. SAQ (a)		11,462	275,726
Qatar Islamic Bank (a)		5,818	163,602
Qatar National Bank SAQ		19,920	875,232
Qatar Telecom (Qtel) Q.S.C. (a)		7,448	198,392
Vodafone Qatar QSC (a)		28,451	82,113

TOTAL QATAR			3,302,921

Russia - 0.8%
Alrosa Co. Ltd. (a)		236,601	330,638
Gazprom OAO (a)		493,182	1,080,714
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,351,676
Lukoil PJSC (a)		13,015	635,103
Lukoil PJSC sponsored ADR		27,160	1,324,050
Magnit OJSC GDR (Reg. S)		26,848	1,065,597
MegaFon PJSC GDR		9,156	87,257
MMC Norilsk Nickel PJSC (a)		2,066	304,485
MMC Norilsk Nickel PJSC sponsored ADR		31,859	480,434
Mobile TeleSystems OJSC sponsored ADR		47,839	368,839
Moscow Exchange MICEX-RTS OAO (a)		127,675	235,026
NOVATEK OAO GDR (Reg. S)		8,610	920,409
PhosAgro OJSC GDR (Reg. S)		9,219	114,316
Rosneft Oil Co. OJSC (a)		51,333	281,476
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	328,172
Rostelecom PJSC (a)		46,353	57,765
Rostelecom PJSC sponsored ADR		6,231	45,922
RusHydro PJSC (a)		4,100,000	51,404
RusHydro PJSC ADR		71,112	86,757
Sberbank of Russia (a)		434,304	1,010,907
Sberbank of Russia sponsored ADR		145,963	1,385,189
Severstal PAO (a)		5,253	73,441
Severstal PAO GDR (Reg. S)		15,206	214,405
Sistema JSFC sponsored GDR		16,022	119,684
Surgutneftegas OJSC sponsored ADR		70,387	302,523
Tatneft PAO (a)		60,911	341,056
Tatneft PAO sponsored ADR		12,317	412,250
VTB Bank OJSC (a)		194,868,334	208,235
VTB Bank OJSC sponsored GDR (Reg. S)		142,761	298,942

TOTAL RUSSIA			13,516,672

Singapore - 0.8%
Ascendas Real Estate Investment Trust		212,500	361,995
CapitaCommercial Trust (REIT)		192,500	217,925
CapitaLand Ltd.		246,300	547,038
CapitaMall Trust		236,800	352,328
City Developments Ltd.		37,900	231,282
ComfortDelgro Corp. Ltd.		208,900	381,388
DBS Group Holdings Ltd.		166,309	1,793,089
Global Logistic Properties Ltd.		250,400	319,468
Hutchison Port Holdings Trust		491,300	218,629
Jardine Cycle & Carriage Ltd.		9,400	285,260
Keppel Corp. Ltd.		135,300	513,484
Oversea-Chinese Banking Corp. Ltd.		291,594	1,777,335
Sembcorp Industries Ltd.		93,100	169,303
Sembcorp Marine Ltd.		89,300	83,122
Singapore Airlines Ltd.		50,100	364,789
Singapore Exchange Ltd.		74,300	378,643
Singapore Press Holdings Ltd.		154,300	412,576
Singapore Technologies Engineering Ltd.		151,800	341,516
Singapore Telecommunications Ltd.		753,500	2,101,405
StarHub Ltd.		57,900	140,666
Suntec (REIT)		232,600	280,875
United Overseas Bank Ltd.		122,271	1,650,494
UOL Group Ltd.		44,626	181,872
Wilmar International Ltd.		185,300	440,858
Yangzijiang Shipbuilding Holdings Ltd.		199,600	106,884

TOTAL SINGAPORE			13,652,224

South Africa - 1.5%
Anglo American Platinum Ltd. (a)		5,010	118,037
AngloGold Ashanti Ltd. (a)		37,989	517,246
Aspen Pharmacare Holdings Ltd.		34,697	755,839
Barclays Africa Group Ltd.		40,662	471,524
Bidcorp Ltd.		31,251	551,028
Bidvest Group Ltd.		30,652	380,566
Capitec Bank Holdings Ltd.		3,714	188,678
Coronation Fund Managers Ltd.		21,695	116,699
Discovery Ltd.		35,049	299,523
Exxaro Resources Ltd.		14,137	104,006
FirstRand Ltd.		320,134	1,147,224
Fortress Income Fund Ltd.:
Class A		110,534	134,030
Class B		58,563	139,244
Foschini Ltd.		19,641	202,182
Gold Fields Ltd.		79,439	327,628
Growthpoint Properties Ltd.		199,924	372,752
Hyprop Investments Ltd.		22,666	201,214
Impala Platinum Holdings Ltd. (a)		57,173	229,816
Imperial Holdings Ltd.		15,521	196,054
Investec Ltd.		23,711	146,218
Liberty Holdings Ltd.		10,387	89,320
Life Healthcare Group Holdings Ltd.		88,608	236,573
Massmart Holdings Ltd.		11,662	101,071
MMI Holdings Ltd.		95,084	159,440
Mondi Ltd.		10,948	213,946
Mr Price Group Ltd.		22,232	253,453
MTN Group Ltd.		157,384	1,359,379
Naspers Ltd. Class N		41,435	6,944,578
Nedbank Group Ltd.		18,417	301,174
Netcare Ltd.		89,998	231,140
Pick 'n Pay Stores Ltd.		34,564	169,158
Pioneer Foods Ltd.		12,034	145,269
PSG Group Ltd.		8,801	137,526
Rand Merchant Insurance Holdings Ltd.		61,885	185,328
Redefine Properties Ltd.		421,254	361,778
Remgro Ltd.		50,567	840,049
Resilient Property Income Fund Ltd.		27,261	225,569
RMB Holdings Ltd.		65,838	290,622
Sanlam Ltd.		131,393	636,903
Sappi Ltd. (a)		50,440	280,560
Sasol Ltd.		52,487	1,449,428
Shoprite Holdings Ltd.		40,002	590,370
Sibanye Gold Ltd.		68,045	189,285
Spar Group Ltd.		17,044	241,432
Standard Bank Group Ltd.		122,974	1,304,731
Telkom SA Ltd.		23,235	107,199
Tiger Brands Ltd.		15,752	448,574
Truworths International Ltd.		41,128	217,936
Tsogo Sun Holdings Ltd.		41,411	94,009
Vodacom Group Ltd.		35,726	385,378
Woolworths Holdings Ltd.		93,111	539,383

TOTAL SOUTH AFRICA			25,330,069

Spain - 2.1%
Abertis Infraestructuras SA		60,889	904,023
ACS Actividades de Construccion y Servicios SA		18,182	557,463
Aena SA		6,392	938,499
Amadeus IT Holding SA Class A		41,449	1,956,528
Banco Bilbao Vizcaya Argentaria SA		622,528	4,481,384
Banco de Sabadell SA		505,071	675,864
Banco Popular Espanol SA (b)		322,143	353,279
Banco Santander SA:
rights 11/1/16 (a)		1,335,436	74,765
(Spain)		1,365,622	6,691,587
Bankia SA		433,481	381,635
Bankinter SA		64,391	492,959
CaixaBank SA		308,212	929,995
Distribuidora Internacional de Alimentacion SA		57,648	308,632
Enagas SA		21,085	605,269
Endesa SA		30,313	644,392
Ferrovial SA		45,909	893,280
Ferrovial SA rights 11/14/16 (a)		45,909	19,655
Gas Natural SDG SA		33,417	659,386
Grifols SA		27,802	549,659
Iberdrola SA		513,621	3,500,805
Inditex SA		103,126	3,605,063
International Consolidated Airlines Group SA		71,675	380,660
International Consolidated Airlines Group SA CDI		3,400	18,078
MAPFRE SA (Reg.)		99,758	296,442
Red Electrica Corporacion SA		41,324	862,132
Repsol YPF SA		104,925	1,470,291
Telefonica SA		423,623	4,304,265
Zardoya Otis SA		16,733	141,255

TOTAL SPAIN			36,697,245

Sweden - 1.8%
Alfa Laval AB		27,120	389,738
ASSA ABLOY AB (B Shares)		94,729	1,721,553
Atlas Copco AB:
(A Shares) (b)		63,448	1,861,541
(B Shares)		36,896	964,868
Boliden AB		26,130	605,505
Electrolux AB (B Shares)		23,149	548,216
Getinge AB (B Shares)		18,585	304,532
H&M Hennes & Mauritz AB (B Shares)		89,835	2,527,313
Hexagon AB (B Shares)		24,423	855,007
Husqvarna AB (B Shares)		39,454	296,817
ICA Gruppen AB		7,497	232,825
Industrivarden AB (C Shares)		15,033	268,299
Investor AB (B Shares)		42,971	1,527,653
Kinnevik AB (B Shares)		21,886	553,441
Lundin Petroleum AB (a)		18,154	326,614
Nordea Bank AB		287,234	3,019,532
Sandvik AB		100,596	1,143,826
Securitas AB (B Shares)		29,926	462,533
Skandinaviska Enskilda Banken AB (A Shares)		143,554	1,448,708
Skanska AB (B Shares)		32,355	702,828
SKF AB (B Shares)		37,973	643,664
Svenska Cellulosa AB (SCA) (B Shares)		57,377	1,625,612
Svenska Handelsbanken AB (A Shares)		143,208	1,952,373
Swedbank AB (A Shares)		85,556	2,004,357
Swedish Match Co. AB		18,111	630,225
Tele2 AB:
rights 11/16/16 (a)		30,117	9,024
(B Shares) (b)		30,117	248,915
Telefonaktiebolaget LM Ericsson (B Shares)		290,340	1,408,399
TeliaSonera AB		245,691	981,986
Volvo AB (B Shares)		145,571	1,563,347

TOTAL SWEDEN			30,829,251

Switzerland - 5.7%
ABB Ltd. (Reg.)		185,908	3,835,362
Actelion Ltd.		9,737	1,407,095
Adecco SA (Reg.)		15,743	936,259
Aryzta AG		8,334	366,189
Baloise Holdings AG		4,666	574,320
Barry Callebaut AG		203	252,737
Coca-Cola HBC AG		17,519	378,688
Compagnie Financiere Richemont SA Series A		49,425	3,177,529
Credit Suisse Group AG		176,076	2,456,749
Dufry AG (a)		4,278	520,511
Ems-Chemie Holding AG		757	380,011
Galenica AG		361	361,894
Geberit AG (Reg.)		3,573	1,511,814
Givaudan SA		874	1,691,385
Julius Baer Group Ltd.		21,230	859,424
Kuehne & Nagel International AG		5,227	708,871
Lafargeholcim Ltd. (Reg.)		43,086	2,301,142
Lindt & Spruengli AG		10	620,484
Lindt & Spruengli AG (participation certificate)		92	477,874
Lonza Group AG		5,028	949,149
Nestle SA (Reg. S)		301,486	21,861,922
Novartis AG		211,188	14,987,502
Pargesa Holding SA		3,290	220,929
Partners Group Holding AG		1,644	832,342
Roche Holding AG (participation certificate)		66,442	15,260,512
Schindler Holding AG:
(participation certificate)		4,198	780,165
(Reg.)		1,918	354,701
SGS SA (Reg.)		519	1,052,109
Sika AG		203	975,664
Sonova Holding AG Class B		5,088	682,308
Swatch Group AG (Bearer) (b)		2,928	880,871
Swatch Group AG (Bearer) (Reg.)		4,681	269,871
Swiss Life Holding AG		3,044	805,950
Swiss Prime Site AG		6,748	559,520
Swiss Re Ltd.		31,556	2,930,621
Swisscom AG		2,458	1,124,487
Syngenta AG (Switzerland)		8,790	3,517,458
UBS Group AG		346,068	4,896,116
Zurich Insurance Group AG		14,227	3,722,268

TOTAL SWITZERLAND			99,482,803

Taiwan - 2.7%
Acer, Inc.		258,288	118,787
Advanced Semiconductor Engineering, Inc.		603,916	710,242
Advantech Co. Ltd.		28,994	236,340
Asia Cement Corp.		236,466	206,627
Asia Pacific Telecom Co. Ltd. (a)		185,000	59,557
ASUSTeK Computer, Inc.		66,000	578,810
AU Optronics Corp.		847,000	322,002
Catcher Technology Co. Ltd.		61,000	478,852
Cathay Financial Holding Co. Ltd.		775,285	1,006,959
Chang Hwa Commercial Bank		461,455	236,373
Cheng Shin Rubber Industry Co. Ltd.		179,899	366,890
Chicony Electronics Co. Ltd.		50,507	129,437
China Airlines Ltd.		223,490	67,695
China Development Finance Holding Corp.		1,252,800	314,308
China Life Insurance Co. Ltd.		319,818	295,691
China Steel Corp.		1,123,426	812,411
Chinatrust Financial Holding Co. Ltd.		1,665,579	898,071
Chunghwa Telecom Co. Ltd.		359,000	1,230,406
Compal Electronics, Inc.		396,000	236,129
Delta Electronics, Inc.		184,621	974,972
E.SUN Financial Holdings Co. Ltd.		752,864	428,625
ECLAT Textile Co. Ltd.		17,452	198,718
EVA Airways Corp.		215,834	104,054
Evergreen Marine Corp. (Taiwan) (a)		181,720	68,011
Far Eastern Textile Ltd.		302,664	234,713
Far EasTone Telecommunications Co. Ltd.		154,000	364,381
Feng Tay Enterprise Co. Ltd.		31,436	131,613
First Financial Holding Co. Ltd.		895,207	469,914
Formosa Chemicals & Fibre Corp.		305,590	910,126
Formosa Petrochemical Corp.		106,000	354,695
Formosa Plastics Corp.		393,480	1,065,804
Formosa Taffeta Co. Ltd.		65,000	59,375
Foxconn Technology Co. Ltd.		86,535	251,411
Fubon Financial Holding Co. Ltd.		632,398	898,597
Giant Manufacturing Co. Ltd.		26,000	184,309
Hermes Microvision, Inc.		4,000	176,983
Highwealth Construction Corp.		77,480	114,886
HIWIN Technologies Corp.		19,965	88,337
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,464,488	3,962,156
Hotai Motor Co. Ltd.		23,000	268,091
HTC Corp. (a)		62,000	181,702
Hua Nan Financial Holdings Co. Ltd.		710,745	361,814
Innolux Corp.		865,427	292,332
Inotera Memories, Inc. (a)		244,000	228,688
Inventec Corp.		233,280	182,756
Largan Precision Co. Ltd.		9,000	1,066,178
Lite-On Technology Corp.		206,910	297,287
MediaTek, Inc.		140,970	1,073,086
Mega Financial Holding Co. Ltd.		1,034,246	708,556
Merida Industry Co. Ltd.		20,300	93,682
Nan Ya Plastics Corp.		452,780	943,516
Nanya Technology Corp.		58,000	75,332
Nien Made Enterprise Co. Ltd.		14,000	162,520
Novatek Microelectronics Corp.		54,000	202,959
OBI Pharma, Inc. (a)		10,000	104,826
Pegatron Corp.		186,000	501,451
Phison Electronics Corp.		15,000	106,570
Pou Chen Corp.		209,000	283,055
Powertech Technology, Inc.		66,000	188,610
President Chain Store Corp.		53,000	396,720
Quanta Computer, Inc.		253,000	513,567
Realtek Semiconductor Corp.		44,090	149,631
Ruentex Development Co. Ltd. (a)		71,687	82,763
Ruentex Industries Ltd.		57,015	92,046
Shin Kong Financial Holding Co. Ltd. (a)		737,331	160,195
Siliconware Precision Industries Co. Ltd.		211,000	319,438
Simplo Technology Co. Ltd.		27,200	84,114
Sinopac Holdings Co.		923,208	266,756
Standard Foods Corp.		39,564	98,005
Synnex Technology International Corp.		144,500	154,452
TaiMed Biologics, Inc.		16,000	100,734
Taishin Financial Holdings Co. Ltd.		788,339	288,796
Taiwan Business Bank		369,359	93,486
Taiwan Cement Corp.		325,000	390,163
Taiwan Cooperative Financial Holding Co. Ltd.		712,447	312,967
Taiwan Fertilizer Co. Ltd.		63,000	84,524
Taiwan Mobile Co. Ltd.		156,600	548,846
Taiwan Semiconductor Manufacturing Co. Ltd.		2,303,000	13,833,837
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	161,720
TECO Electric & Machinery Co. Ltd.		181,000	161,031
Transcend Information, Inc.		24,000	66,378
Unified-President Enterprises Corp.		459,080	889,665
United Microelectronics Corp.		1,118,000	416,507
Vanguard International Semiconductor Corp.		82,000	167,493
Wistron Corp.		238,280	179,871
WPG Holding Co. Ltd.		142,000	166,643
Yuanta Financial Holding Co. Ltd.		928,372	347,457
Yulon Motor Co. Ltd.		82,000	71,913

TOTAL TAIWAN			47,269,996

Thailand - 0.5%
Advanced Info Service PCL		5,000	21,905
Advanced Info Service PCL (For. Reg.)		91,600	401,301
Airports of Thailand PCL		1,800	19,573
Airports of Thailand PCL (For. Reg.)		39,300	427,351
Bangkok Bank PCL (For. Reg.)		21,000	95,298
Bangkok Dusit Medical Services PCL (For. Reg.)		358,700	233,417
Bangkok Expressway and Metro PCL		645,600	137,273
Banpu PCL (For. Reg.)		166,600	87,015
BEC World PCL (For. Reg.)		87,000	50,903
BTS Group Holdings PCL		577,800	140,997
Bumrungrad Hospital PCL (For. Reg.)		31,900	166,613
C.P. ALL PCL		20,500	35,544
C.P. ALL PCL (For. Reg.)		448,800	778,155
Central Pattana PCL		9,800	15,593
Central Pattana PCL (For. Reg.)		114,800	182,664
Charoen Pokphand Foods PCL (For. Reg.)		249,600	224,400
Delta Electronics PCL		6,600	14,787
Delta Electronics PCL (For. Reg.)		41,400	92,755
Electricity Generating PCL (For. Reg.)		12,500	69,568
Energy Absolute PCL		21,300	17,174
Energy Absolute PCL		93,100	75,065
Glow Energy PCL (For. Reg.)		47,700	104,828
Home Product Center PCL		57,000	16,431
Home Product Center PCL (For. Reg.)		326,967	94,252
Indorama Ventures PCL		24,500	20,453
Indorama Ventures PCL (For. Reg.)		124,900	104,269
IRPC PCL		144,600	19,727
IRPC PCL (For. Reg.)		861,500	117,530
Kasikornbank PCL		48,700	239,070
Kasikornbank PCL (For. Reg.)		116,900	573,865
Krung Thai Bank PCL		30,400	14,923
Krung Thai Bank PCL (For. Reg.)		295,855	145,236
Minor International PCL (For. Reg.)		201,470	221,380
PTT Exploration and Production PCL (For. Reg.)		126,844	301,385
PTT Global Chemical PCL		9,000	15,412
PTT Global Chemical PCL (For. Reg.)		184,039	315,158
PTT PCL		10,400	102,701
PTT PCL (For. Reg.)		84,500	834,449
Robinsons Department Store PCL (For. Reg.)		42,800	70,850
Siam Cement PCL		4,200	60,415
Siam Cement PCL (For. Reg.)		34,600	497,707
Siam Commercial Bank PCL		6,400	26,212
Siam Commercial Bank PCL (For. Reg.)		142,200	582,396
Thai Oil PCL		7,600	15,184
Thai Oil PCL (For. Reg.)		69,700	139,251
Thai Union Frozen Products PCL		25,600	15,855
Thai Union Frozen Products PCL (For. Reg.)		155,700	96,431
TMB PCL (For. Reg.)		1,107,700	66,391
True Corp. PCL (For. Reg.)		959,612	184,870

TOTAL THAILAND			8,283,982

Turkey - 0.3%
Akbank T.A.S.		209,759	560,623
Anadolu Efes Biracilik Ve Malt Sanayii A/S		20,031	122,416
Arcelik A/S		23,165	153,023
Bim Birlesik Magazalar A/S JSC		20,781	338,487
Coca-Cola Icecek Sanayi A/S		6,663	75,367
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		183,891	187,799
Eregli Demir ve Celik Fabrikalari T.A.S.		131,202	178,088
Ford Otomotiv Sanayi A/S		5,863	59,952
Haci Omer Sabanci Holding A/S		86,158	260,347
Koc Holding A/S		61,931	258,192
Petkim Petrokimya Holding A/S		57,640	78,238
TAV Havalimanlari Holding A/S		14,170	58,251
Tofas Turk Otomobil Fabrikasi A/S		12,291	92,552
Tupras Turkiye Petrol Rafinelleri A/S		11,849	241,441
Turk Hava Yollari AO (a)		49,702	87,381
Turk Sise ve Cam Fabrikalari A/S		72,500	76,149
Turk Telekomunikasyon A/S		39,271	72,596
Turkcell Iletisim Hizmet A/S		85,794	276,437
Turkiye Garanti Bankasi A/S		219,236	595,871
Turkiye Halk Bankasi A/S		59,149	179,688
Turkiye Is Bankasi A/S Series C		151,930	246,486
Turkiye Vakiflar Bankasi TAO		73,616	108,964
Ulker Biskuvi Sanayi A/S		13,322	82,664
Yapi ve Kredi Bankasi A/S (a)		72,783	87,031

TOTAL TURKEY			4,478,043

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		190,114	317,810
Aldar Properties PJSC (a)		294,785	211,882
Arabtec Holding Co. (a)		193,315	70,001
DP World Ltd.		16,246	291,616
Dubai Financial Market PJSC (a)		176,244	55,182
Dubai Islamic Bank Pakistan Ltd. (a)		117,345	167,410
Emaar Malls Group PJSC (a)		185,844	130,037
Emaar Properties PJSC		337,194	639,879
Emirates Telecommunications Corp.		165,339	848,539
First Gulf Bank PJSC		83,207	260,521
National Bank of Abu Dhabi PJSC (a)		64,377	155,117

TOTAL UNITED ARAB EMIRATES			3,147,994

United Kingdom - 10.8%
3i Group PLC		92,582	760,380
Aberdeen Asset Management PLC		85,351	334,512
Admiral Group PLC		20,135	472,449
Aggreko PLC		23,575	231,279
Anglo American PLC (United Kingdom) (a)		132,675	1,836,678
Antofagasta PLC		35,751	237,613
Ashtead Group PLC		47,863	748,708
Associated British Foods PLC		33,694	1,015,365
AstraZeneca PLC (United Kingdom)		119,577	6,695,723
Auto Trader Group PLC		96,135	440,907
Aviva PLC		383,404	2,077,580
Babcock International Group PLC		24,475	296,279
BAE Systems PLC		299,586	1,984,983
Barclays PLC		1,599,154	3,704,932
Barratt Developments PLC		93,134	517,200
Berkeley Group Holdings PLC		12,352	356,654
BHP Billiton PLC		199,879	3,005,594
BP PLC		1,730,112	10,227,914
BP PLC sponsored ADR		5,515	196,058
British American Tobacco PLC (United Kingdom)		176,239	10,100,777
British Land Co. PLC		93,340	668,923
BT Group PLC		797,816	3,662,007
Bunzl PLC		31,781	855,410
Burberry Group PLC		42,236	762,529
Capita Group PLC		62,310	446,927
Carnival PLC		18,058	870,989
Carphone Warehouse Group PLC		94,747	364,959
Centrica PLC		513,844	1,347,200
Cobham PLC		164,951	288,515
Coca-Cola European Partners PLC		20,589	793,880
Compass Group PLC		155,089	2,806,224
Croda International PLC		12,311	527,102
Diageo PLC		237,948	6,333,352
Direct Line Insurance Group PLC		127,417	539,772
easyJet PLC		15,044	172,538
Fresnillo PLC		20,660	414,721
G4S PLC (United Kingdom)		149,140	401,604
GKN PLC		163,484	637,559
GlaxoSmithKline PLC		460,556	9,097,969
Hammerson PLC		75,952	512,239
Hargreaves Lansdown PLC		24,019	341,031
Hikma Pharmaceuticals PLC		13,358	286,782
HSBC Holdings PLC (United Kingdom)		1,873,429	14,109,046
ICAP PLC		53,659	318,213
IMI PLC		25,142	305,892
Imperial Tobacco Group PLC		90,610	4,386,912
Inmarsat PLC		41,741	358,403
InterContinental Hotel Group PLC		17,858	693,998
Intertek Group PLC		15,386	643,694
Intu Properties PLC		90,967	306,752
Investec PLC		57,049	354,726
ITV PLC		345,383	720,787
J Sainsbury PLC		152,876	469,485
Johnson Matthey PLC		18,390	767,569
Kingfisher PLC		214,675	948,310
Land Securities Group PLC		74,867	915,456
Legal & General Group PLC		562,294	1,441,191
Lloyds Banking Group PLC		6,074,876	4,242,227
London Stock Exchange Group PLC		29,621	1,018,797
Marks & Spencer Group PLC		155,943	648,846
Mediclinic International PLC		18,636	206,777
Mediclinic International PLC		15,488	170,975
Meggitt PLC		72,648	387,074
Merlin Entertainments PLC		65,588	369,929
Mondi PLC		34,979	683,316
National Grid PLC		354,405	4,610,021
Next PLC		13,454	793,084
Old Mutual PLC		465,815	1,148,868
Pearson PLC		78,189	723,355
Persimmon PLC		29,478	611,213
Provident Financial PLC		14,021	506,270
Prudential PLC		243,080	3,966,789
Reckitt Benckiser Group PLC		59,951	5,363,247
RELX PLC		103,391	1,848,904
Rio Tinto PLC		117,048	4,070,380
Rolls-Royce Holdings PLC		173,920	1,543,821
Royal Bank of Scotland Group PLC (a)		335,450	775,194
Royal Dutch Shell PLC:
Class A (Netherlands)		17,748	442,234
Class A (United Kingdom)		380,907	9,487,264
Class A sponsored ADR		2,799	139,418
Class B (United Kingdom)		354,228	9,136,429
Royal Mail PLC		85,600	514,442
RSA Insurance Group PLC		97,298	656,922
Sage Group PLC		102,308	903,498
Schroders PLC		12,642	436,207
Scottish & Southern Energy PLC		95,365	1,854,186
Segro PLC		76,758	410,757
Severn Trent PLC		22,441	639,450
SKY PLC		97,591	977,112
Smith & Nephew PLC		84,613	1,223,196
Smiths Group PLC		37,666	653,743
St. James's Place Capital PLC		50,577	585,014
Standard Chartered PLC (United Kingdom)		310,452	2,705,172
Standard Life PLC		187,947	777,099
Tate & Lyle PLC		43,775	417,929
Taylor Wimpey PLC		305,161	529,274
Tesco PLC (a)		773,187	1,991,488
The Weir Group PLC		19,764	411,249
Travis Perkins PLC		24,077	392,838
Unilever PLC		121,304	5,074,913
United Utilities Group PLC		64,733	744,792
Vodafone Group PLC		2,484,631	6,823,608
Vodafone Group PLC sponsored ADR		2,563	71,354
Whitbread PLC		17,338	767,165
William Hill PLC		84,219	304,923
WM Morrison Supermarkets PLC		206,288	571,905
Worldpay Group PLC		172,443	601,128

TOTAL UNITED KINGDOM			188,048,047

United States of America - 0.0%
Southern Copper Corp.		11,741	333,327
TOTAL COMMON STOCKS
(Cost $1,632,013,742)			1,613,236,041

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.8%
Banco Bradesco SA (PN)		261,468	2,739,189
Braskem SA (PN-A)		15,000	132,848
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		21,100	180,791
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		14,800	282,832
Companhia Energetica de Minas Gerais (CEMIG) (PN)		70,687	215,914
Companhia Energetica de Sao Paulo Series B		16,800	78,053
Companhia Paranaense de Energia-Copel (PN-B)		9,900	113,360
Gerdau SA (PN)		85,200	294,143
Itau Unibanco Holding SA		304,681	3,665,335
Itausa-Investimentos Itau SA (PN)		366,929	1,085,153
Lojas Americanas SA (PN)		50,336	326,427
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		367,000	2,033,907
Suzano Papel e Celulose SA		38,700	136,517
Telefonica Brasil SA		41,700	603,291
Vale SA (PN-A)		184,500	1,192,430

TOTAL BRAZIL			13,080,190

Chile - 0.0%
Embotelladora Andina SA Class B		22,389	90,825
Sociedad Quimica y Minera de Chile SA (PN-B)		9,038	267,105

TOTAL CHILE			357,930

Colombia - 0.0%
Bancolombia SA (PN)		41,818	396,932
Grupo Aval Acciones y Valores SA		324,290	133,738
Grupo de Inversiones Suramerica SA		8,740	110,457

TOTAL COLOMBIA			641,127

France - 0.0%
Air Liquide SA (a)		7,316	744,326
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		5,290	401,561
Fuchs Petrolub AG		6,422	287,101
Henkel AG & Co. KGaA		16,813	2,157,561
Porsche Automobil Holding SE (Germany)		14,525	783,289
Volkswagen AG		17,593	2,417,952

TOTAL GERMANY			6,047,464

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		583,761	413,972
Korea (South) - 0.2%
AMOREPACIFIC Corp.		868	151,781
Hyundai Motor Co.		1,797	150,201
Hyundai Motor Co. Series 2		3,792	333,197
LG Chemical Ltd.		730	114,885
LG Household & Health Care Ltd.		262	109,037
Samsung Electronics Co. Ltd.		1,749	2,013,922

TOTAL KOREA (SOUTH)			2,873,023

Russia - 0.0%
AK Transneft OAO (a)		149	357,217
Surgutneftegas OJSC (a)		640,733	290,522

TOTAL RUSSIA			647,739

United Kingdom - 0.0%
Rolls-Royce Holdings PLC		8,000,320	9,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,273,101)			24,815,563
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,823

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.47% to 0.66% 3/2/17 to 10/12/17 (Cost $6,468,008)(e)		6,500,000	6,469,930
		Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.41% (f)		81,679,111	81,703,615
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)		20,763,959	20,768,112
TOTAL MONEY MARKET FUNDS
(Cost $102,462,152)			102,471,727
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,765,230,962)			1,747,007,084
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(12,125,667)
NET ASSETS - 100%			$1,734,881,417

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
792 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	65,961,720	$(25,337)
494 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	22,316,450	1,201
50 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2016	6,460,151	69,552
TOTAL FUTURES CONTRACTS			$45,416

The face value of futures purchased as a percentage of Net Assets is 5.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $49,670,999.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,586 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,570,494.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,561
Fidelity Securities Lending Cash Central Fund	177,418
Total	$306,979

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$188,956,022	$136,493,191	$52,462,831	$--
Consumer Staples	169,788,547	118,873,621	50,914,926	--
Energy	111,231,496	57,283,056	53,948,440	--
Financials	368,898,058	260,249,308	108,648,749	1
Health Care	133,714,185	52,924,273	80,789,912	--
Industrials	191,991,811	157,262,664	34,729,147	--
Information Technology	157,264,314	99,977,377	57,286,936	1
Materials	126,253,138	99,915,083	26,338,055	--
Real Estate	55,482,349	53,140,103	2,222,449	119,797
Telecommunication Services	80,096,566	26,406,129	53,690,437	--
Utilities	54,375,118	42,571,075	11,804,043	--
Corporate Bonds	13,823	--	13,823	--
Government Obligations	6,469,930	--	6,469,930	--
Money Market Funds	102,471,727	102,471,727	--	--
Total Investments in Securities:	$1,747,007,084	$1,207,567,607	$539,319,678	$119,799
Derivative Instruments:
Assets
Futures Contracts	$70,753	$70,753	$--	$--
Total Assets	$70,753	$70,753	$--	$--
Liabilities
Futures Contracts	$(25,337)	$(25,337)	$--	$--
Total Liabilities	$(25,337)	$(25,337)	$--	$--
Total Derivative Instruments:	$45,416	$45,416	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$20,344,896
Level 2 to Level 1	$228,663,939

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$70,753	$(25,337)
Total Equity Risk	70,753	(25,337)
Total Value of Derivatives	$70,753	$(25,337)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $20,106,565) — See accompanying schedule: Unaffiliated issuers (cost $1,662,768,810)	$1,644,535,357
Fidelity Central Funds (cost $102,462,152)	102,471,727
Total Investments (cost $1,765,230,962)		$1,747,007,084
Foreign currency held at value (cost $725,059)		721,049
Receivable for fund shares sold		5,403,826
Dividends receivable		4,080,812
Interest receivable		54
Distributions receivable from Fidelity Central Funds		49,494
Receivable for daily variation margin for derivative instruments		134,006
Other receivables		336
Total assets		1,757,396,661
Liabilities
Payable for fund shares redeemed	$1,370,905
Accrued management fee	83,110
Other affiliated payables	41,966
Other payables and accrued expenses	254,708
Collateral on securities loaned, at value	20,764,555
Total liabilities		22,515,244
Net Assets		$1,734,881,417
Net Assets consist of:
Paid in capital		$1,732,740,695
Undistributed net investment income		31,233,850
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,530,952)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,562,176)
Net Assets		$1,734,881,417
Investor Class:
Net Asset Value, offering price and redemption price per share ($37,464,935 ÷ 3,369,725 shares)		$11.12
Premium Class:
Net Asset Value, offering price and redemption price per share ($774,359,946 ÷ 69,620,013 shares)		$11.12
Institutional Class:
Net Asset Value, offering price and redemption price per share ($278,172,310 ÷ 24,999,809 shares)		$11.13
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($644,884,226 ÷ 57,922,840 shares)		$11.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$40,770,621
Interest		10,917
Income from Fidelity Central Funds		306,979
Income before foreign taxes withheld		41,088,517
Less foreign taxes withheld		(3,602,819)
Total income		37,485,698
Expenses
Management fee	$1,719,410
Transfer agent fees	520,987
Independent trustees' fees and expenses	5,056
Miscellaneous	3,051
Total expenses before reductions	2,248,504
Expense reductions	(950,639)	1,297,865
Net investment income (loss)		36,187,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,935,832)
Fidelity Central Funds	606
Foreign currency transactions	(325,096)
Futures contracts	3,122,080
Total net realized gain (loss)		(4,138,242)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $128,964)	30,301,346
Assets and liabilities in foreign currencies	(62,916)
Futures contracts	(997,863)
Total change in net unrealized appreciation (depreciation)		29,240,567
Net gain (loss)		25,102,325
Net increase (decrease) in net assets resulting from operations		$61,290,158

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,187,833	$22,389,065
Net realized gain (loss)	(4,138,242)	(4,959,232)
Change in net unrealized appreciation (depreciation)	29,240,567	(66,085,594)
Net increase (decrease) in net assets resulting from operations	61,290,158	(48,655,761)
Distributions to shareholders from net investment income	(19,754,957)	(17,402,635)
Distributions to shareholders from net realized gain	–	(622,793)
Total distributions	(19,754,957)	(18,025,428)
Share transactions - net increase (decrease)	840,932,551	189,357,812
Redemption fees	80,968	107,182
Total increase (decrease) in net assets	882,548,720	122,783,805
Net Assets
Beginning of period	852,332,697	729,548,892
End of period	$1,734,881,417	$852,332,697
Other Information
Undistributed net investment income end of period	$31,233,850	$17,218,271

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Investor Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.28	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.31	.31	.37B	.29	.29
Net realized and unrealized gain (loss)	(.26)C	(.98)	(.32)	1.76	.18
Total from investment operations	.05	(.67)	.05	2.05	.47
Distributions from net investment income	(.25)	(.28)	(.18)	(.15)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.25)	(.29)	(.21)	(.16)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$11.12	$11.32	$12.28	$12.44	$10.54
Total ReturnE	.56%	(5.49)%	.46%	19.79%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.27%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.19%	.22%	.22%	.23%	.24%
Expenses net of all reductions	.19%	.22%	.22%	.23%	.24%
Net investment income (loss)	2.87%	2.66%	3.00%B	2.59%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$37,465	$18,132	$15,309	$10,037	$25,552
Portfolio turnover rateH	1%I	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.29	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.32	.32	.38B	.30	.30
Net realized and unrealized gain (loss)	(.27)C	(1.00)	(.31)	1.76	.17
Total from investment operations	.05	(.68)	.07	2.06	.47
Distributions from net investment income	(.25)	(.28)	(.19)	(.16)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.25)	(.29)	(.22)	(.17)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$11.12	$11.32	$12.29	$12.44	$10.54
Total ReturnE	.64%	(5.53)%	.59%	19.88%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.12%	.17%	.18%	.18%	.18%
Expenses net of all reductions	.12%	.17%	.18%	.18%	.18%
Net investment income (loss)	2.95%	2.71%	3.04%B	2.64%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$774,360	$563,796	$485,998	$281,895	$67,539
Portfolio turnover rateH	1%I	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.29	$12.45	$10.55	$10.09
Income from Investment Operations
Net investment income (loss)A	.32	.33	.39B	.31	.30
Net realized and unrealized gain (loss)	(.26)C	(.99)	(.33)	1.76	.18
Total from investment operations	.06	(.66)	.06	2.07	.48
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.26)	(.30)	(.22)D	(.18)	(.03)
Redemption fees added to paid in capitalA	–E	–E	–E	.01	.01
Net asset value, end of period	$11.13	$11.33	$12.29	$12.45	$10.55
Total ReturnF	.66%	(5.40)%	.56%	19.94%	4.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.10%	.13%	.13%	.13%	.13%
Expenses net of all reductions	.10%	.13%	.13%	.13%	.13%
Net investment income (loss)	2.97%	2.75%	3.09%B	2.69%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$278,172	$182,432	$153,983	$66,248	$21,199
Portfolio turnover rateI	1%J	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Premium Class

Years ended October 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.30	$12.45	$10.56	$10.09
Income from Investment Operations
Net investment income (loss)A	.32	.33	.39B	.32	.30
Net realized and unrealized gain (loss)	(.26)C	(1.00)	(.31)	1.74	.19
Total from investment operations	.06	(.67)	.08	2.06	.49
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.26)	(.30)	(.23)	(.18)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	.01	.01
Net asset value, end of period	$11.13	$11.33	$12.30	$12.45	$10.56
Total ReturnE	.68%	(5.45)%	.67%	19.87%	5.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%	.20%	.20%	.19%	.20%
Expenses net of fee waivers, if any	.08%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.08%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.99%	2.78%	3.12%B	2.72%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$644,884	$87,972	$74,259	$62,884	$117
Portfolio turnover rateH	1%I	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity Emerging Markets Index Fund (formerly Spartan Emerging Markets Index Fund) and Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund) (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Emerging Markets Index Fund	$774,013,611	$97,293,776	$(68,905,807)	$28,387,969
Fidelity Global ex U.S. Index Fund	1,767,923,867	152,140,465	(173,057,248)	(20,916,783)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Index Fund	$9,966,608	$(61,661,663)	$28,369,557
Fidelity Global ex U.S. Index Fund	31,987,344	(8,545,871)	(21,000,649)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Emerging Markets Index Fund	$(18,957,565)	$(42,704,098)	$(61,661,663)	$(61,661,663)
Fidelity Global ex U.S. Index Fund	(1,112,186)	(7,433,685)	(8,545,871)	(8,545,871)
The tax character of distributions paid was as follows:

October 31, 2016
Ordinary Income
Fidelity Emerging Markets Index Fund	$11,347,194
Fidelity Global ex U.S. Index Fund	19,754,957

October 31, 2015
Ordinary Income
Fidelity Emerging Markets Index Fund	$6,840,222
Fidelity Global ex U.S. Index Fund	18,025,428

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Global ex U.S. Index effective December 12, 2016.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Index Fund
Equity Risk
Futures Contracts	$1,342,156	$(357,393)
Totals(a)	$1,342,156	$(357,393)
Fidelity Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$3,122,080	$(997,863)
Totals(a)	$3,122,080	$(997,863)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Emerging Markets Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	346,802,081	146,636,776
Fidelity Global ex U.S. Index Fund	540,798,716	10,285,840

Exchanges In-Kind. During the period, investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Fidelity Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .09% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Prior to July 1, 2016, the management fee was based on an annual rate of .25% and .20% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annual management fee rate was .19% and .14% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.30%	.14%	.11%	.09%
Fidelity Global ex U.S. Index Fund	.18%	.11%	.09%	.06%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Fidelity Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table and each Fund's Institutional Premium Class does not pay transfer agent fees:

	Received by FIIOC	Paid by Class Effective July 1, 2016	Paid by Class Prior to July 1, 2016
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%	.21%
Premium Class	.11%	.05%	.10%
Institutional Class	.035%	.02%	.03%
Institutional Premium Class	.015%	–%	-%
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.12%	.14%
Premium Class	.11%	.05%	.08%
Institutional Class	.035%	.03%	.03%
Institutional Premium Class	.015%	–%	–%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Emerging Markets Index Fund
Investor Class	$48,377.21%
Premium Class	392,279.08%
Institutional Class	20,107.03%
	$460,763
Fidelity Global ex U.S. Index Fund
Investor Class	$33,857.13%
Premium Class	427,766.07%
Institutional Class	59,364.03%
	$520,987

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$25,151,000.58%		$807

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$1,492
Fidelity Global ex U.S. Index Fund	3,051

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$133,373
Fidelity Global ex U.S. Index Fund	177,418

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Emerging Markets Index Fund
Investor Class	.31%	$24,187
Premium Class	.20%	444,592
Institutional Class	.13%	65,625
Institutional Premium Class	.10%	221
Fidelity Global ex U.S. Index Fund
Investor Class	.22%/.19%(a)	$20,205
Premium Class	.14%/.12%(a)	567,737
Institutional Class	.12%/.10%(a)	140,323
Institutional Premium Class	.10%/.07%(a)	222,193

 (a) Expense limitation effective April 1, 2016.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
Fidelity Emerging Markets Index Fund	$107
Fidelity Global ex U.S. Index Fund	181

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2016	Year ended October 31, 2015
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$488,081	$296,140
Premium Class	9,746,166	6,143,576
Institutional Class	1,107,403	398,502
Institutional Premium Class	5,544	2,004
Total	$11,347,194	$6,840,222
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$469,634	$339,065
Premium Class	13,089,736	11,676,970
Institutional Class	4,201,240	3,619,358
Institutional Premium Class	1,994,347	1,767,242
Total	$19,754,957	$17,402,635
From net realized gain
Investor Class	$–	$12,456
Premium Class	–	419,565
Institutional Class	–	129,205
Institutional Premium Class	–	61,567
Total	$–	$622,793

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended October 31, 2016	Year ended October 31, 2015	Year ended October 31, 2016	Year ended October 31, 2015
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	3,308,302	3,467,858	$26,744,334	$32,828,614
Reinvestment of distributions	57,696	28,242	430,181	258,412
Shares redeemed	(4,014,907)	(2,296,962)	(33,349,297)	(21,593,250)
Net increase (decrease)	(648,909)	1,199,138	$(6,174,782)	$11,493,776
Premium Class
Shares sold	30,727,439	33,393,241	$252,020,349	$313,985,682
Reinvestment of distributions	1,221,061	623,839	9,103,784	5,708,125
Shares redeemed	(19,928,967)	(13,175,749)	(165,686,800)	(119,741,823)
Net increase (decrease)	12,019,533	20,841,331	$95,437,333	$199,951,984
Institutional Class
Shares sold	16,322,577	5,662,144	$139,980,479	$50,281,128
Reinvestment of distributions	148,530	43,505	1,107,403	398,502
Shares redeemed	(2,302,722)	(1,939,513)	(18,698,255)	(18,612,103)
Net increase (decrease)	14,168,385	3,766,136	$122,389,627	$32,067,527
Institutional Premium Class
Shares sold	5,848	22,264	$47,523	$194,646
Reinvestment of distributions	744	219	5,544	2,004
Shares redeemed	(5,598)	(4,586)	(43,839)	(44,151)
Net increase (decrease)	994	17,897	$9,228	$152,499
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	3,749,465	1,513,135	$40,507,693	$17,845,320
Reinvestment of distributions	43,616	29,716	453,168	338,282
Shares redeemed	(2,025,704)	(1,186,759)	(21,832,563)	(14,048,442)
Net increase (decrease)	1,767,377	356,092	$19,128,298	$4,135,160
Premium Class
Shares sold	35,170,899	27,293,753	$376,550,580	$324,392,137
Reinvestment of distributions	1,130,684	1,001,076	11,747,810	11,395,995
Shares redeemed	(16,480,126)	(18,044,413)	(174,387,185)	(212,027,863)
Net increase (decrease)	19,821,457	10,250,416	$213,911,205	$123,760,269
Institutional Class
Shares sold	15,322,148	9,852,843	$167,125,457	$117,116,489
Reinvestment of distributions	404,354	329,286	4,201,240	3,748,563
Shares redeemed	(6,834,241)	(6,599,130)	(73,128,133)	(78,713,159)
Net increase (decrease)	8,892,261	3,582,999	$98,198,564	$42,151,893
Institutional Premium Class
Shares sold	55,232,124(a)	2,671,375	$564,411,113(a)	$30,498,597
Reinvestment of distributions	191,949	160,651	1,994,347	1,828,809
Shares redeemed	(5,265,059)	(1,105,376)	(56,710,976)	(13,016,916)
Net increase (decrease)	50,159,014	1,726,650	$509,694,484	$19,310,490

 (a) Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Emerging Markets Index Fund (formerly Spartan Emerging Markets Index Fund) and Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund):

We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Fidelity Emerging Markets Index Fund
Investor Class	.31%
Actual		$1,000.00	$1,092.00	$1.63
Hypothetical-C		$1,000.00	$1,023.58	$1.58
Premium Class	.16%
Actual		$1,000.00	$1,091.90	$.84
Hypothetical-C		$1,000.00	$1,024.33	$.81
Institutional Class	.12%
Actual		$1,000.00	$1,093.10	$.63
Hypothetical-C		$1,000.00	$1,024.53	$.61
Institutional Premium Class	.09%
Actual		$1,000.00	$1,093.10	$.47
Hypothetical-C		$1,000.00	$1,024.68	$.46
Fidelity Global ex U.S. Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,027.70	$.92
Hypothetical-C		$1,000.00	$1,024.23	$.92
Premium Class	.11%
Actual		$1,000.00	$1,027.70	$.56
Hypothetical-C		$1,000.00	$1,024.58	$.56
Institutional Class	.09%
Actual		$1,000.00	$1,028.70	$.46
Hypothetical-C		$1,000.00	$1,024.68	$.46
Institutional Premium Class	.06%
Actual		$1,000.00	$1,027.70	$.31
Hypothetical-C		$1,000.00	$1,024.83	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Emerging Markets Index Fund
Investor	12/12/16	12/09/16	$0.12500	$0.000
Premium	12/12/16	12/09/16	$0.13889	$0.000
Institutional	12/12/16	12/09/16	$0.14152	$0.000
Institutional Premium	12/12/16	12/09/16	$0.14325	$0.000
Fidelity Global ex U.S. Index Fund
Investor	12/12/16	12/09/16	$0.21100	$0.005
Premium	12/12/16	12/09/16	$0.21873	$0.005
Institutional	12/12/16	12/09/16	$0.22094	$0.005
Institutional Premium	12/12/16	12/09/16	$0.22426	$0.005

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	December 11, 2015	December 30, 2015
Fidelity Emerging Markets Index Fund
Investor	64.0%	36.0%
Premium	61.0%	36.0%
Institutional	60.0%	36.0%
Institutional Premium	59.0%	36.0%
Fidelity Global ex U.S. Index Fund
Investor	100.0%	0.00%
Premium	98.0%	0.00%
Institutional	97.0%	0.00%
Institutional Premium	97.0%	0.00%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Emerging Markets Index Fund
Investor	12/14/15	$0.1945	$0.0245
Investor	01/02/16	$0.0040	$0.0000
Premium	12/14/15	$0.2032	$0.0245
Premium	01/02/16	$0.0040	$0.0000
Institutional	12/14/15	$0.2087	$0.0245
Institutional	01/02/16	$0.0040	$0.0000
Institutional Premium	12/14/15	$0.2111	$0.0245
Institutional Premium	01/02/16	$0.0040	$0.0000
Fidelity Global ex U.S. Index Fund
Investor	12/14/15	$0.2726	$0.0266
Premium	12/14/15	$0.2813	$0.0266
Institutional	12/14/15	$0.2835	$0.0266
Institutional Premium	12/14/15	$0.2857	$0.0266

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Index Fund (formerly Spartan Emerging Markets Index Fund)

Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Emerging Markets Index Fund

Fidelity Global ex U.S. Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

With respect to Fidelity Emerging Markets Index Fund, the Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.25% to 0.09%. With respect to Fidelity Global ex U.S. Index Fund, the Board considered that, at its July 2016 meeting, it ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.20% to 0.06% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Emerging Markets Index Fund ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the majority of the funds in the Total Mapped Group, which includes funds with a developed markets focus, are not comparable because they are not emerging markets funds. The Board noted that the total expense ratio of Investor Class of Fidelity Emerging Markets Index Fund is lower than the Investor Class total expense ratio of the most comparable competitive fund.

The Board considered that current contractual arrangements for Fidelity Emerging Markets Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.28% (0.11% effective July 1, 2016); Institutional Premium Class: 0.25% (0.09% effective July 1, 2016); Investor Class: 0.46% (0.30% effective July 1, 2016); and Premium Class: 0.35% (0.14% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each class of Fidelity Global ex U.S. Index Fund ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for Fidelity Global ex U.S. Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.23% (0.09% effective July 1, 2016); Institutional Premium Class: 0.20% (0.06% effective July 1, 2016); Investor Class: 0.34% (0.18% effective July 1, 2016); and Premium Class: 0.28% (0.11% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Investor Class of Fidelity Emerging Markets Index Fund was above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMX-I-GUX-I-ANN-1216
1.929368.105

Fidelity® SAI International Minimum Volatility Index Fund

Fidelity® SAI U.S. Minimum Volatility Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

October 31, 2016

Contents

Fidelity® SAI International Minimum Volatility Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® SAI U.S. Minimum Volatility Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI International Minimum Volatility Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Life of fundA
Fidelity® SAI International Minimum Volatility Index Fund	2.75%	(0.89)%

 A From May 29, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Minimum Volatility Index Fund on May 29, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index performed over the same period.

Period Ending Values
$9,874	Fidelity® SAI International Minimum Volatility Index Fund
$9,922	MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index

Fidelity® SAI International Minimum Volatility Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 2.75%, outpacing the 2.25% increase in the benchmark MSCI ACWI (All Country World Index) ex USA Minimum Volatility Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Top individual contributors in absolute terms included various stocks based in Japan, where the strengthening yen boosted returns for U.S. investors. Notable Japanese stocks to add value were drug maker Otsuka Holdings (+33%), retailer Nitori Holdings (+52%), mobile phone operator NTT DoCoMo (+30%) and real estate investment trust Nomura Real Estate (+38%). Elsewhere, shares of Taiwan Semiconductor (+46%) benefited from a strong industry environment, while Hong Kong railway operator MTR (+33%) also added value. In contrast, various U.K. stocks suffered in the wake of the Brexit vote and the corresponding sharp drop in the value of the British pound. These included retailer Next (-50%), media company Sky (-39%) and airline company easyJet (-53%). Also detracting were Switzerland-based pharmaceutical manufacturers Novartis (-19%) and Roche Holdings (-13%). Both were hurt by growing talk of drug-pricing regulation in the U.S.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	22.6%
United Kingdom	13.8%
Canada	11.7%
Switzerland	9.0%
Taiwan	8.2%
Hong Kong	7.3%
Singapore	2.2%
Indonesia	2.0%
Korea (South)	2.0%
Other*	21.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Japan	22.2%
United Kingdom	15.5%
Canada	11.9%
Switzerland	8.6%
Taiwan	7.4%
Hong Kong	6.6%
Singapore	2.8%
Korea (South)	2.3%
Malaysia	2.1%
Other*	20.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.1	99.8
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	0.2

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.5	1.4
Nestle SA (Switzerland, Food Products)	1.3	1.4
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.3	1.2
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.2
National Grid PLC (United Kingdom, Multi-Utilities)	1.3	1.4
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.1	1.1
Swisscom AG (Switzerland, Diversified Telecommunication Services)	1.1	1.2
Otsuka Holdings Co. Ltd. (Japan, Pharmaceuticals)	1.1	0.9
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.1
	12.4

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	25.8
Consumer Staples	15.2	15.4
Health Care	14.2	11.9
Telecommunication Services	10.3	10.4
Industrials	10.3	10.0
Consumer Discretionary	9.2	9.7
Utilities	8.4	8.3
Real Estate	5.2	0.0
Information Technology	4.1	3.2
Materials	1.8	2.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® SAI International Minimum Volatility Index Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 0.6%
CSL Ltd.	10,478	$801,126
Healthscope Ltd.	6	10
Medibank Private Ltd.	5	10
Sonic Healthcare Ltd.	205,553	3,203,902
Telstra Corp. Ltd.	823,040	3,112,692
The GPT Group unit	4	14
Transurban Group unit	1	8

TOTAL AUSTRALIA		7,117,762

Bailiwick of Jersey - 0.5%
Randgold Resources Ltd.	59,995	5,327,951
Belgium - 1.0%
Colruyt NV	95,548	5,135,832
Proximus	66,064	1,891,367
UCB SA	66,736	4,519,375

TOTAL BELGIUM		11,546,574

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	832,000	6,817,518
Cosco Shipping Ports Ltd.	584,000	579,817
Credicorp Ltd. (United States)	20,834	3,097,599
GOME Electrical Appliances Holdings Ltd.	4,868,000	615,126
Li & Fung Ltd.	1,148,000	565,448
Yue Yuen Industrial (Holdings) Ltd.	1,049,500	3,998,778

TOTAL BERMUDA		15,674,286

Canada - 11.6%
Agnico Eagle Mines Ltd. (Canada)	25,034	1,271,391
Bank of Montreal	151,720	9,655,423
Bank of Nova Scotia	152,167	8,177,289
BCE, Inc.	208,287	9,463,215
Canadian Imperial Bank of Commerce	118,389	8,870,569
Canadian Tire Ltd. Class A (non-vtg.)	23,781	2,311,613
Canadian Utilities Ltd. Class A (non-vtg.)	88,606	2,532,072
Dollarama, Inc.	8,397	627,474
Empire Co. Ltd. Class A (non-vtg.)	213,103	3,069,522
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,243	3,709,520
First Capital Realty, Inc.	131,227	2,092,705
Franco-Nevada Corp.	79,950	5,232,842
George Weston Ltd.	36,014	2,934,713
Gildan Activewear, Inc.	38,532	989,657
Goldcorp, Inc.	164,723	2,501,609
Great-West Lifeco, Inc.	127,591	3,204,757
H&R REIT/H&R Finance Trust	109,287	1,858,523
Hydro One Ltd.	86,922	1,585,761
Imperial Oil Ltd.	49,336	1,600,027
Intact Financial Corp.	166,021	11,285,913
Jean Coutu Group, Inc. Class A (sub. vtg.)	79,733	1,200,780
Loblaw Companies Ltd.	42,025	2,073,522
Metro, Inc. Class A (sub. vtg.)	134,430	4,155,273
National Bank of Canada	20,879	745,312
RioCan (REIT)	90,454	1,758,772
Rogers Communications, Inc. Class B (non-vtg.)	107,018	4,305,294
Royal Bank of Canada	146,283	9,139,279
Shaw Communications, Inc. Class B	270,631	5,362,985
Smart (REIT)	85,915	2,142,591
TELUS Corp.	236,571	7,659,941
The Toronto-Dominion Bank	147,476	6,691,560
Thomson Reuters Corp.	187,813	7,401,622
TransCanada Corp.	19,201	869,220

TOTAL CANADA		136,480,746

Cayman Islands - 0.9%
China Huishan Dairy Holdings Co. Ltd.	3,498,000	1,298,972
China Medical System Holdings Ltd.	810,000	1,265,829
Hengan International Group Co. Ltd.	347,500	2,766,809
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	63,500	21,943
Shenzhou International Group Holdings Ltd.	580,499	3,851,007
Sino Biopharmaceutical Ltd.	2,675,000	1,872,885

TOTAL CAYMAN ISLANDS		11,077,445

Chile - 0.9%
Aguas Andinas SA	3,450,816	2,278,726
Banco de Chile	31,186,758	3,722,053
Banco de Credito e Inversiones	30,001	1,531,924
Colbun SA	9,077,329	1,984,389
Compania de Petroleos de Chile SA (COPEC)	78,557	792,521

TOTAL CHILE		10,309,613

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	4,364,000	1,840,009
Bank of China Ltd. (H Shares)	4,816,000	2,160,992
Beijing Capital International Airport Co. Ltd. (H Shares)	894,000	937,164
China Construction Bank Corp. (H Shares)	9,533,000	6,981,767
Industrial & Commercial Bank of China Ltd. (H Shares)	6,361,000	3,818,125
Jiangsu Expressway Co. Ltd. (H Shares)	1,566,000	2,132,274
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,300,000	1,500,603
Zhejiang Expressway Co. Ltd. (H Shares)	1,778,000	1,863,845

TOTAL CHINA		21,234,779

Colombia - 0.1%
Corporacion Financiera Colombiana SA	101,942	1,263,943
Czech Republic - 0.1%
Komercni Banka A/S	27,582	1,010,317
Denmark - 0.6%
Novo Nordisk A/S Series B	42,851	1,526,589
Tryg A/S	129,723	2,534,804
William Demant Holding A/S (a)	158,436	2,950,887

TOTAL DENMARK		7,012,280

Egypt - 0.1%
Commercial International Bank SAE	280,933	1,622,967
France - 1.6%
Aeroports de Paris	38,524	3,891,077
Atos Origin SA	8,432	875,824
BIC SA	9,427	1,307,014
Danone SA	25,079	1,739,437
Dassault Systemes SA	9,583	758,894
Essilor International SA	16,843	1,893,315
Eutelsat Communications	33,297	698,139
L'Oreal SA	26,224	4,693,785
Sanofi SA	14,828	1,153,897
SCOR SE	1	32
Sodexo SA	10,773	1,251,197

TOTAL FRANCE		18,262,611

Germany - 1.4%
Beiersdorf AG	7,034	619,270
Fresenius Medical Care AG & Co. KGaA	60,644	4,939,705
MAN SE	49,834	5,096,343
Merck KGaA	6,496	667,888
TUI AG	441,011	5,597,700

TOTAL GERMANY		16,920,906

Hong Kong - 7.3%
China Mobile Ltd.	543,500	6,226,550
CLP Holdings Ltd.	1,527,000	15,534,720
CSPC Pharmaceutical Group Ltd.	2,092,000	2,168,728
Guangdong Investment Ltd.	2,458,000	3,714,470
Hang Seng Bank Ltd.	725,300	13,102,169
HK Electric Investments & HK Electric Investments Ltd. unit	3,539,000	3,504,525
HKT Trust/HKT Ltd. unit	3,499,000	4,809,374
Hong Kong & China Gas Co. Ltd.	2,427,980	4,758,566
Link (REIT)	1,084,500	7,732,895
MTR Corp. Ltd.	2,080,253	11,520,378
Power Assets Holdings Ltd.	1,097,000	10,318,565
Sun Art Retail Group Ltd.	2,627,500	1,853,179
Sun Hung Kai Properties Ltd.	50,000	746,562
Swire Properties Ltd.	220,600	634,304

TOTAL HONG KONG		86,624,985

India - 0.5%
Divi's Laboratories Ltd.	87,354	1,676,091
GlaxoSmithKline Consumer Healthcare Ltd.	13,809	1,258,442
Hindustan Unilever Ltd.	128,578	1,612,394
Wipro Ltd.	239,244	1,662,857

TOTAL INDIA		6,209,784

Indonesia - 2.0%
PT Bank Central Asia Tbk	4,154,300	4,942,942
PT Hanjaya Mandala Sampoerna Tbk	5,266,000	1,594,168
PT Indofood CBP Sukses Makmur Tbk	1,353,000	974,724
PT Indofood Sukses Makmur Tbk	5,685,000	3,703,441
PT Jasa Marga Tbk	2,763,500	959,431
PT Kalbe Farma Tbk	22,954,200	3,061,029
PT Telkomunikasi Indonesia Tbk Series B	9,156,900	2,961,536
PT Unilever Indonesia Tbk	583,900	1,990,263
PT United Tractors Tbk	2,373,000	3,932,873

TOTAL INDONESIA		24,120,407

Ireland - 0.7%
Kerry Group PLC Class A	67,126	4,873,696
Ryanair Holdings PLC sponsored ADR	41,579	3,122,167

TOTAL IRELAND		7,995,863

Israel - 1.7%
Azrieli Group	60,303	2,568,493
Bank Hapoalim BM (Reg.)	1,076,282	6,211,423
Bank Leumi le-Israel BM (a)	806,108	3,042,631
Bezeq The Israel Telecommunication Corp. Ltd.	718,043	1,304,580
Mizrahi Tefahot Bank Ltd.	194,117	2,530,003
NICE Systems Ltd.	9,295	617,115
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,660	3,618,368

TOTAL ISRAEL		19,892,613

Japan - 22.6%
ABC-MART, Inc.	46,300	2,821,179
Ajinomoto Co., Inc.	166,800	3,716,298
All Nippon Airways Ltd.	1,510,000	4,250,520
Asahi Group Holdings	76,200	2,725,529
Astellas Pharma, Inc.	564,100	8,372,295
Benesse Holdings, Inc.	93,400	2,451,895
Canon, Inc.	252,500	7,253,830
Chugai Pharmaceutical Co. Ltd.	58,700	2,003,871
Daiichi Sankyo Kabushiki Kaisha	33,800	814,139
Dainippon Sumitomo Pharma Co. Ltd.	94,800	1,646,141
Daito Trust Construction Co. Ltd.	5,300	888,219
East Japan Railway Co.	29,000	2,559,865
Eisai Co. Ltd.	60,200	3,844,947
FamilyMart Co. Ltd.	116,400	7,303,442
Hankyu Hanshin Holdings, Inc.	20,900	693,544
Hisamitsu Pharmaceutical Co., Inc.	42,700	2,284,228
Idemitsu Kosan Co. Ltd.	59,800	1,380,526
Japan Airlines Co. Ltd.	168,800	4,983,358
Japan Prime Realty Investment Corp.	1,075	4,638,481
Japan Real Estate Investment Corp.	552	3,195,041
Japan Retail Fund Investment Corp.	2,911	6,603,670
Kamigumi Co. Ltd.	287,000	2,454,839
Kao Corp.	26,000	1,340,040
Keihin Electric Express Railway Co. Ltd.	122,000	1,231,982
Kyowa Hakko Kirin Co., Ltd.	119,500	1,828,907
Lawson, Inc. (b)	92,800	7,061,543
McDonald's Holdings Co. (Japan) Ltd.	94,000	2,706,971
Miraca Holdings, Inc.	72,900	3,531,344
Mitsubishi Tanabe Pharma Corp.	319,800	6,239,256
Nagoya Railroad Co. Ltd.	896,000	4,733,327
New Hampshire Foods Ltd.	175,000	4,195,194
Nikon Corp.	41,100	621,967
Nippon Building Fund, Inc.	250	1,485,172
Nippon Prologis REIT, Inc.	2,026	4,584,436
Nippon Telegraph & Telephone Corp.	163,400	7,244,640
Nissin Food Holdings Co. Ltd.	82,800	4,800,458
Nitori Holdings Co. Ltd.	47,600	5,705,464
Nomura Real Estate Master Fund, Inc.	5,346	8,666,158
Nomura Research Institute Ltd.	59,140	2,055,548
NTT Data Corp.	70,700	3,653,991
NTT DOCOMO, Inc.	134,300	3,372,811
Oracle Corp. Japan	51,200	2,792,639
Oriental Land Co. Ltd.	45,500	2,662,663
Osaka Gas Co. Ltd.	1,384,000	5,763,257
Otsuka Corp.	73,600	3,509,107
Otsuka Holdings Co. Ltd.	284,200	12,457,971
Park24 Co. Ltd.	115,200	3,564,642
Recruit Holdings Co. Ltd.	196,900	7,923,315
Sankyo Co. Ltd. (Gunma)	63,800	2,250,977
Santen Pharmaceutical Co. Ltd.	254,000	3,715,419
Secom Co. Ltd.	69,100	4,996,522
Shimamura Co. Ltd.	28,600	3,668,065
Shionogi & Co. Ltd.	30,000	1,481,263
Showa Shell Sekiyu K.K.	69,100	646,392
Suntory Beverage & Food Ltd.	180,700	7,917,579
Suzuken Co. Ltd.	28,900	930,080
Taisho Pharmaceutical Holdings Co. Ltd.	41,100	4,017,116
Takeda Pharmaceutical Co. Ltd.	241,100	10,805,473
Tobu Railway Co. Ltd.	591,000	2,907,943
Toho Co. Ltd.	57,200	1,720,854
Tokyo Gas Co. Ltd.	893,000	4,054,988
TonenGeneral Sekiyu K.K.	377,000	3,724,344
Toyo Suisan Kaisha Ltd.	126,100	5,116,387
United Urban Investment Corp.	3,640	6,140,135
USS Co. Ltd.	159,000	2,695,738
West Japan Railway Co.	12,600	777,603
Yamada Denki Co. Ltd.	372,200	1,927,192
Yamato Holdings Co. Ltd.	197,000	4,499,046
Yamazaki Baking Co. Ltd.	70,900	1,592,833

TOTAL JAPAN		266,204,609

Korea (South) - 2.0%
Dongbu Insurance Co. Ltd.	34,422	2,139,798
E-Mart Co. Ltd.	5,528	785,395
Hyundai Department Store Co. Ltd.	5,298	544,273
Hyundai Fire & Marine Insurance Co. Ltd.	20,820	643,483
Hyundai Mobis	4,026	964,476
Kangwon Land, Inc.	26,513	879,706
Kia Motors Corp.	59,145	2,104,648
Korea Electric Power Corp.	34,622	1,498,419
KT Corp.	37,421	1,056,092
KT&G Corp.	41,135	4,064,030
S1 Corp.	26,528	2,145,425
Samsung Fire & Marine Insurance Co. Ltd.	8,630	2,199,461
Samsung Life Insurance Co. Ltd.	7,497	724,297
SK Telecom Co. Ltd.	21,051	4,128,453

TOTAL KOREA (SOUTH)		23,877,956

Luxembourg - 0.6%
RTL Group SA	26,206	2,054,009
SES SA (France) (depositary receipt)	227,511	5,232,267

TOTAL LUXEMBOURG		7,286,276

Malaysia - 1.9%
Axiata Group Bhd	1,002,424	1,175,668
Hong Leong Bank Bhd	878,500	2,789,421
IHH Healthcare Bhd	1,187,600	1,811,833
Malayan Banking Bhd	2,772,227	5,220,642
Maxis Bhd	1,789,700	2,542,697
PPB Group Bhd	171,400	658,634
Public Bank Bhd	1,444,100	6,836,669
Telekom Malaysia Bhd	1,014,700	1,581,916

TOTAL MALAYSIA		22,617,480

Netherlands - 0.2%
NN Group NV	1	30
QIAGEN NV (Germany) (a)	83,986	2,056,424

TOTAL NETHERLANDS		2,056,454

New Zealand - 0.3%
Auckland International Airport Ltd.	209,405	986,823
Ryman Healthcare Group Ltd.	353,058	2,241,949
Spark New Zealand Ltd.	290,013	759,041

TOTAL NEW ZEALAND		3,987,813

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	480,110	773,260
Aboitiz Power Corp.	2,107,900	1,999,979
Bank of the Philippine Islands (BPI)	990,770	2,068,302
BDO Unibank, Inc.	2,084,420	4,854,945
Jollibee Food Corp.	185,060	909,451
Metro Pacific Investments Corp.	4,317,800	641,926
Philippine Long Distance Telephone Co.	62,610	1,977,995
Universal Robina Corp.	237,070	890,919

TOTAL PHILIPPINES		14,116,777

Poland - 0.1%
Grupa Lotos SA (a)	72,424	627,832
Qatar - 0.6%
Commercial Bank of Qatar (a)	207,889	2,038,044
Doha Bank (a)	176,716	1,766,408
Qatar Electricity & Water Co. (a)	26,238	1,513,086
Qatar National Bank SAQ	45,805	2,012,550

TOTAL QATAR		7,330,088

Singapore - 2.2%
CapitaMall Trust	450,000	669,542
DBS Group Holdings Ltd.	132,719	1,430,933
Oversea-Chinese Banking Corp. Ltd.	418,020	2,547,931
Singapore Airlines Ltd.	759,600	5,530,816
Singapore Press Holdings Ltd.	2,065,100	5,521,777
Singapore Telecommunications Ltd.	2,488,000	6,938,681
StarHub Ltd.	797,400	1,937,259
United Overseas Bank Ltd.	72,263	975,453

TOTAL SINGAPORE		25,552,392

South Africa - 0.0%
Fortress Income Fund Ltd. Class A	14	17
Switzerland - 9.0%
Baloise Holdings AG	25,855	3,182,395
Barry Callebaut AG	2,569	3,198,432
Givaudan SA	1,365	2,641,580
Kuehne & Nagel International AG	28,579	3,875,804
Lindt & Spruengli AG	78	4,839,776
Lindt & Spruengli AG (participation certificate)	1,211	6,290,273
Nestle SA (Reg. S)	218,801	15,866,117
Novartis AG	175,328	12,442,604
Roche Holding AG (participation certificate)	66,785	15,339,293
Schindler Holding AG (Reg.)	4,097	757,669
SGS SA (Reg.)	1,048	2,124,489
Sonova Holding AG Class B	70,311	9,428,801
Swiss Life Holding AG	4,081	1,080,513
Swiss Prime Site AG	75,801	6,285,152
Swiss Re Ltd.	66,289	6,156,292
Swisscom AG	27,411	12,540,003

TOTAL SWITZERLAND		106,049,193

Taiwan - 8.2%
Asia Cement Corp.	3,111,000	2,718,431
ASUSTeK Computer, Inc.	445,000	3,902,580
Chang Hwa Commercial Bank	6,298,230	3,226,174
Chicony Electronics Co. Ltd.	674,627	1,728,908
China Airlines Ltd.	3,341,000	1,011,991
Chinatrust Financial Holding Co. Ltd.	1,186,700	639,862
Chunghwa Telecom Co. Ltd.	5,121,000	17,551,270
E.SUN Financial Holdings Co. Ltd.	1,243,800	708,128
EVA Airways Corp.	2,757,300	1,329,304
Far EasTone Telecommunications Co. Ltd.	2,269,000	5,368,711
First Financial Holding Co. Ltd.	13,581,197	7,129,068
Formosa Petrochemical Corp.	211,000	706,044
Formosa Taffeta Co. Ltd.	920,000	840,383
Foxconn Technology Co. Ltd.	929,607	2,700,795
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,026,300	2,776,643
Hua Nan Financial Holdings Co. Ltd.	9,397,630	4,783,988
Lite-On Technology Corp.	1,483,428	2,131,382
Mega Financial Holding Co. Ltd.	8,900,789	6,097,881
President Chain Store Corp.	284,000	2,125,823
Sinopac Holdings Co.	5,586,944	1,614,319
Standard Foods Corp.	332,334	823,232
Synnex Technology International Corp.	1,773,750	1,895,916
Taishin Financial Holdings Co. Ltd.	1,656,800	606,944
Taiwan Business Bank	5,758,354	1,457,464
Taiwan Cement Corp.	671,000	805,536
Taiwan Cooperative Financial Holding Co. Ltd.	10,901,315	4,788,785
Taiwan Mobile Co. Ltd.	2,383,000	8,351,856
Taiwan Semiconductor Manufacturing Co. Ltd.	1,307,000	7,850,988
Transcend Information, Inc.	249,000	688,672

TOTAL TAIWAN		96,361,078

Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	556,100	2,436,285
Bangkok Bank PCL (For. Reg.)	326,300	1,480,748
Bangkok Dusit Medical Services PCL (For. Reg.)	1,022,900	665,633
BEC World PCL (For. Reg.)	1,473,500	862,126
BTS Group Holdings PCL	8,185,000	1,997,339
Bumrungrad Hospital PCL (For. Reg.)	180,000	940,136
C.P. ALL PCL (For. Reg.)	469,900	814,739
Delta Electronics PCL (For. Reg.)	330,400	740,247
Electricity Generating PCL (For. Reg.)	160,100	891,031
Energy Absolute PCL	941,300	758,950
Kasikornbank PCL	268,100	1,316,110
Kasikornbank PCL (For. Reg.)	146,000	716,718
Krung Thai Bank PCL (For. Reg.)	5,184,400	2,545,035
PTT PCL (For. Reg.)	23,200	229,103
Siam Cement PCL (For. Reg.)	79,800	1,147,890
TMB PCL (For. Reg.)	8,432,900	505,432

TOTAL THAILAND		18,047,522

United Arab Emirates - 0.6%
DP World Ltd.	67,097	1,204,391
Dubai Islamic Bank Pakistan Ltd. (a)	427,729	610,218
First Gulf Bank PJSC	864,917	2,708,054
National Bank of Abu Dhabi PJSC (a)	931,547	2,244,569

TOTAL UNITED ARAB EMIRATES		6,767,232

United Kingdom - 13.8%
Admiral Group PLC	170,303	3,996,003
AstraZeneca PLC (United Kingdom)	123,120	6,894,113
Babcock International Group PLC	45,677	552,937
BP PLC	127,634	754,535
British American Tobacco PLC (United Kingdom)	131,180	7,518,313
Bunzl PLC	104,010	2,799,508
Capita Group PLC	140,343	1,006,630
Centrica PLC	12,025	31,527
Compass Group PLC	653,376	11,822,369
Diageo PLC	331,076	8,812,096
Direct Line Insurance Group PLC	179,793	761,651
easyJet PLC	226,582	2,598,642
Fresnillo PLC	1	20
G4S PLC (United Kingdom)	223,222	601,092
GlaxoSmithKline PLC	407,622	8,052,294
Hikma Pharmaceuticals PLC	17,161	368,429
HSBC Holdings PLC (United Kingdom)	259,786	1,956,483
Imperial Tobacco Group PLC	143,696	6,957,088
Inmarsat PLC	92,300	792,521
J Sainsbury PLC	193,509	594,269
Kingfisher PLC	1,428,415	6,309,910
Marks & Spencer Group PLC	303,957	1,264,701
Merlin Entertainments PLC	380,904	2,148,372
National Grid PLC	1,158,891	15,074,596
Next PLC	65,146	3,840,216
Reckitt Benckiser Group PLC	171,685	15,359,026
RELX PLC	324,448	5,801,987
Royal Dutch Shell PLC:
Class A (United Kingdom)	146,770	3,655,605
Class B (United Kingdom)	35,179	907,355
Royal Mail PLC	1,202,703	7,228,053
Scottish & Southern Energy PLC	608,549	11,832,049
Severn Trent PLC	62,210	1,772,657
SKY PLC	528,256	5,289,068
Smith & Nephew PLC	156,854	2,267,537
Tate & Lyle PLC	456,774	4,360,913
Unilever PLC	86,727	3,628,339
United Utilities Group PLC	126,650	1,457,184
Vodafone Group PLC	563,165	1,546,635
William Hill PLC	214,428	776,356
WM Morrison Supermarkets PLC	258,082	715,496

TOTAL UNITED KINGDOM		162,106,575

TOTAL COMMON STOCKS
(Cost $1,163,929,476)		1,172,695,126

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	34
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.46% 3/30/17 (c) (Cost $499,050)	500,000	499,202
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.41% (d)	1,510,941	1,511,395
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	7,074,632	7,076,047
TOTAL MONEY MARKET FUNDS
(Cost $8,587,172)		8,587,442
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,173,015,724)		1,181,781,804
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,715,091)
NET ASSETS - 100%		$1,179,066,713

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
45 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	3,747,825	$(268)
42 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	1,897,350	26,857
5 TME S&P/TSX 60 Index Contracts (Canada)	Dec. 2016	646,015	15,658
TOTAL FUTURES CONTRACTS			$42,247

The face value of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $434,306.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,992
Fidelity Securities Lending Cash Central Fund	38,293
Total	$58,285

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$106,466,197	$87,069,217	$19,396,980	$--
Consumer Staples	181,642,378	132,347,389	49,294,989	--
Energy	20,585,327	15,267,832	5,317,495	--
Financials	227,498,115	221,723,475	5,774,640	--
Health Care	163,301,723	102,313,396	60,988,327	--
Industrials	119,312,184	119,312,184	--	--
Information Technology	47,595,936	30,828,261	16,767,675	--
Materials	21,647,250	16,319,299	5,327,951	--
Real Estate	62,690,882	62,690,882	--	--
Telecommunication Services	123,037,083	78,797,940	44,239,143	--
Utilities	98,918,085	70,513,021	28,405,064	--
Government Obligations	499,202	--	499,202	--
Money Market Funds	8,587,442	8,587,442	--	--
Total Investments in Securities:	$1,181,781,804	$945,770,338	$236,011,466	$--
Derivative Instruments:
Assets
Futures Contracts	$42,515	$42,515	$--	$--
Total Assets	$42,515	$42,515	$--	$--
Liabilities
Futures Contracts	$(268)	$(268)	$--	$--
Total Liabilities	$(268)	$(268)	$--	$--
Total Derivative Instruments:	$42,247	$42,247	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$373,681
Level 2 to Level 1	$265,984,196

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$42,515	$(268)
Total Equity Risk	42,515	(268)
Total Value of Derivatives	$42,515	$(268)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $6,737,691) — See accompanying schedule: Unaffiliated issuers (cost $1,164,428,552)	$1,173,194,362
Fidelity Central Funds (cost $8,587,172)	8,587,442
Total Investments (cost $1,173,015,724)		$1,181,781,804
Foreign currency held at value (cost $1,352,895)		1,356,808
Receivable for fund shares sold		1,720,415
Dividends receivable		2,810,441
Distributions receivable from Fidelity Central Funds		15,305
Receivable for daily variation margin for derivative instruments		10,051
Prepaid expenses		2,853
Receivable from investment adviser for expense reductions		84,282
Total assets		1,187,781,959
Liabilities
Payable for investments purchased	$54,730
Payable for fund shares redeemed	1,139,212
Accrued management fee	148,719
Other affiliated payables	102,467
Other payables and accrued expenses	194,618
Collateral on securities loaned, at value	7,075,500
Total liabilities		8,715,246
Net Assets		$1,179,066,713
Net Assets consist of:
Paid in capital		$1,161,583,830
Undistributed net investment income		22,956,319
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,207,379)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,733,943
Net Assets, for 120,746,594 shares outstanding		$1,179,066,713
Net Asset Value, offering price and redemption price per share ($1,179,066,713 ÷ 120,746,594 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$32,513,990
Interest		2,092
Income from Fidelity Central Funds		58,285
Income before foreign taxes withheld		32,574,367
Less foreign taxes withheld		(3,078,501)
Total income		29,495,866
Expenses
Management fee	$1,433,195
Transfer agent fees	716,597
Accounting and security lending fees	288,848
Custodian fees and expenses	367,393
Independent trustees' fees and expenses	4,055
Registration fees	138,175
Audit	64,391
Legal	2,594
Interest	2,107
Miscellaneous	5,039
Total expenses before reductions	3,022,394
Expense reductions	(1,101,985)	1,920,409
Net investment income (loss)		27,575,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $245)	(11,278,639)
Fidelity Central Funds	1,840
Foreign currency transactions	(59,719)
Futures contracts	940,371
Total net realized gain (loss)		(10,396,147)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,513)	8,528,252
Assets and liabilities in foreign currencies	(49,387)
Futures contracts	(224,998)
Total change in net unrealized appreciation (depreciation)		8,253,867
Net gain (loss)		(2,142,280)
Net increase (decrease) in net assets resulting from operations		$25,433,177

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	For the period May 29, 2015 (commencement of operations) to October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,575,457	$5,498,576
Net realized gain (loss)	(10,396,147)	(3,057,440)
Change in net unrealized appreciation (depreciation)	8,253,867	480,076
Net increase (decrease) in net assets resulting from operations	25,433,177	2,921,212
Distributions to shareholders from net investment income	(7,850,553)	–
Distributions to shareholders from net realized gain	(307,865)	–
Total distributions	(8,158,418)	–
Share transactions
Proceeds from sales of shares	728,457,159	853,235,213
Reinvestment of distributions	8,140,167	–
Cost of shares redeemed	(311,924,477)	(119,037,320)
Net increase (decrease) in net assets resulting from share transactions	424,672,849	734,197,893
Total increase (decrease) in net assets	441,947,608	737,119,105
Net Assets
Beginning of period	737,119,105	–
End of period	$1,179,066,713	$737,119,105
Other Information
Undistributed net investment income end of period	$22,956,319	$4,983,533
Shares
Sold	75,756,894	89,243,366
Issued in reinvestment of distributions	899,466	–
Redeemed	(32,620,858)	(12,532,274)
Net increase (decrease)	44,035,502	76,711,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Minimum Volatility Index Fund

Years ended October 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.10
Net realized and unrealized gain (loss)	(.02)	(.49)
Total from investment operations	.26	(.39)
Distributions from net investment income	(.10)	–
Distributions from net realized gain	–C	–
Total distributions	(.11)D	–
Net asset value, end of period	$9.76	$9.61
Total ReturnE,F	2.75%	(3.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.32%	.40%I
Expenses net of fee waivers, if any	.20%	.20%I
Expenses net of all reductions	.20%	.20%I
Net investment income (loss)	2.88%	2.51%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,179,067	$737,119
Portfolio turnover rateJ	22%	6%K

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended October 31, 2016	Past 1 year	Life of fundA
Fidelity® SAI U.S. Minimum Volatility Index Fund	7.56%	6.91%

 A From May 29, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI U.S. Minimum Volatility Index Fund on May 29, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI USA Minimum Volatility (USD) Index performed over the same period.

Period Ending Values
$10,993	Fidelity® SAI U.S. Minimum Volatility Index Fund
$11,023	MSCI USA Minimum Volatility (USD) Index

Fidelity® SAI U.S. Minimum Volatility Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 4.51% for the fiscal year ending October 31, 2016, held back by uncertainty about U.S. Federal Reserve monetary policy and the presidential election, as well as the pointed decline markets experienced in the wake of the U.K.’s late-June vote to leave the European Union (Brexit). Overall, volatility was high at the beginning of the period, with continued oil-price weakness and U.S.-dollar strength pushing the S&P 500® to its worst January since 2009. Markets regained positive momentum in February amid U.S. job gains, a rally in energy and other stimuli. However, the June 23 Brexit vote surprised investors, and sent markets tumbling for two days. Sentiment rebounded rapidly and stayed largely positive through August, but September was choppy and October was the first down month for the index since February, as the looming uncertainty of the presidential election weighed on the markets. Among sectors, dividend-rich utilities (+17%) led amid strong demand for yield early in the period. Telecom services and information technology both gained about 11%, the latter helped by strong results from some of the largest tech names. Consumer staples (+9%) and industrials (+7%) also fared well. Real estate (+4%) and financials (+2%) were held back by low interest rates. Health care (-4%) suffered most amid an unclear political outlook.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 7.56%, roughly in line with the 7.70% increase in the benchmark MSCI USA Minimum Volatility Index. The top-performing sector in the index was materials, and the top individual contributor in absolute terms was gold and copper producer Newmont Mining (+90%), which benefited from rising commodity prices. In utilities, another strong performer, the fund’s leading absolute contributors were Southern (+20%) and Consolidated Edison (+19%). For much of the period, investors favored these and other utilities for their high yields amid continued-low interest rates. Other individual contributors included medical products company Johnson & Johnson (+18%), solid waste processor Waste Management (+26%) and branded consumer products maker Procter & Gamble (+17%). In contrast, consumer discretionary performed worst, as restaurants such as Chipotle Mexican Grill (-43%) and Starbucks (-14%) lost ground. Elsewhere, health care trailed the index return, partly reflecting concerns about drug-pricing trends. Pharmaceuticals distributor AmerisourceBergen (-26%), drug manufacturer Bristol-Myers Squibb (-21%) and pharmacy benefits management company Express Scripts (-24%) all struggled.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	1.5	1.6
PepsiCo, Inc.	1.5	1.5
Procter & Gamble Co.	1.5	1.5
Paychex, Inc.	1.5	1.4
General Mills, Inc.	1.4	1.4
	7.4

Top Five Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.1	19.2
Information Technology	15.4	14.9
Consumer Staples	14.9	14.6
Real Estate	9.9	0.0
Financials	9.9	20.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 6.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Distributors - 0.2%
Genuine Parts Co. (a)	14,512	$1,314,642
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)(b)	3,785	1,365,477
Darden Restaurants, Inc.	21,049	1,363,765
McDonald's Corp.	109,459	12,321,800
Starbucks Corp.	82,530	4,379,867
		19,430,909
Media - 0.9%
Charter Communications, Inc. Class A (b)	21,720	5,427,611
Comcast Corp. Class A	55,865	3,453,574
		8,881,185
Multiline Retail - 0.9%
Dollar General Corp.	34,555	2,387,405
Dollar Tree, Inc. (a)(b)	18,088	1,366,548
Target Corp.	74,842	5,143,891
		8,897,844
Specialty Retail - 3.4%
AutoZone, Inc. (a)(b)	11,267	8,361,917
Foot Locker, Inc.	9,490	633,647
Home Depot, Inc.	50,027	6,103,794
L Brands, Inc.	18,250	1,317,468
Lowe's Companies, Inc.	47,263	3,150,079
O'Reilly Automotive, Inc. (a)(b)	6,441	1,703,258
Ross Stores, Inc.	26,350	1,647,929
TJX Companies, Inc.	122,630	9,043,963
		31,962,055
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	32,372	1,624,427
VF Corp.	25,663	1,391,191
		3,015,618

TOTAL CONSUMER DISCRETIONARY		73,502,253

CONSUMER STAPLES - 14.9%
Beverages - 2.9%
Dr. Pepper Snapple Group, Inc.	19,131	1,679,510
PepsiCo, Inc.	134,192	14,385,382
The Coca-Cola Co.	261,475	11,086,540
		27,151,432
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	20,067	2,967,307
CVS Health Corp.	33,461	2,814,070
Sysco Corp.	56,607	2,723,929
Wal-Mart Stores, Inc.	70,067	4,906,091
		13,411,397
Food Products - 4.4%
Campbell Soup Co.	90,433	4,914,129
ConAgra Foods, Inc.	46,353	2,233,288
General Mills, Inc.	220,740	13,681,465
Kellogg Co.	99,372	7,465,818
McCormick & Co., Inc. (non-vtg.)	63,707	6,107,590
The Hershey Co.	64,421	6,600,576
The J.M. Smucker Co.	5,194	682,024
		41,684,890
Household Products - 4.5%
Church & Dwight Co., Inc.	145,801	7,036,356
Clorox Co.	62,215	7,467,044
Colgate-Palmolive Co.	113,595	8,106,139
Kimberly-Clark Corp.	49,247	5,634,349
Procter & Gamble Co.	165,540	14,368,872
		42,612,760
Tobacco - 1.7%
Altria Group, Inc.	144,092	9,527,363
Philip Morris International, Inc.	40,390	3,895,212
Reynolds American, Inc.	58,632	3,229,451
		16,652,026

TOTAL CONSUMER STAPLES		141,512,505

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	14,390	1,125,730
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	15,121	1,583,925
Exxon Mobil Corp.	147,234	12,267,537
Occidental Petroleum Corp.	43,438	3,167,065
		17,018,527

TOTAL ENERGY		18,144,257

FINANCIALS - 9.9%
Banks - 0.4%
U.S. Bancorp	50,981	2,281,910
Wells Fargo & Co.	40,235	1,851,212
		4,133,122
Capital Markets - 0.3%
CME Group, Inc.	25,304	2,532,930
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (b)	83,960	12,115,428
Insurance - 6.1%
Alleghany Corp. (b)	6,767	3,493,193
Allstate Corp.	21,090	1,432,011
Aon PLC	13,933	1,544,194
Arch Capital Group Ltd. (b)	114,986	8,965,458
Axis Capital Holdings Ltd.	93,655	5,335,525
Chubb Ltd.	77,115	9,793,605
Everest Re Group Ltd.	29,757	6,056,145
Markel Corp. (b)	2,797	2,454,172
Marsh & McLennan Companies, Inc.	83,847	5,315,061
RenaissanceRe Holdings Ltd.	41,180	5,118,262
The Travelers Companies, Inc.	42,628	4,611,497
W.R. Berkley Corp.	60,837	3,473,793
		57,592,916
Mortgage Real Estate Investment Trusts - 1.8%
Agnc Investment Corp.	333,606	6,692,136
Annaly Capital Management, Inc.	1,026,412	10,633,628
		17,325,764

TOTAL FINANCIALS		93,700,160

HEALTH CARE - 19.1%
Health Care Equipment & Supplies - 7.5%
Abbott Laboratories	142,894	5,607,161
Baxter International, Inc.	112,709	5,363,821
Becton, Dickinson & Co.	77,722	13,050,301
C.R. Bard, Inc.	42,696	9,251,369
Danaher Corp.	32,090	2,520,670
Intuitive Surgical, Inc. (b)	7,773	5,224,078
Medtronic PLC	93,288	7,651,482
ResMed, Inc.	23,050	1,377,699
Stryker Corp.	103,633	11,954,067
Varian Medical Systems, Inc. (a)(b)	69,361	6,293,124
Zimmer Biomet Holdings, Inc.	24,023	2,532,024
		70,825,796
Health Care Providers & Services - 5.7%
Aetna, Inc.	15,356	1,648,467
AmerisourceBergen Corp. (a)	55,164	3,879,132
Anthem, Inc.	16,443	2,003,744
Cardinal Health, Inc.	52,792	3,626,282
Cigna Corp.	27,751	3,297,651
DaVita HealthCare Partners, Inc. (b)	86,663	5,080,185
Express Scripts Holding Co. (b)	51,205	3,451,217
Henry Schein, Inc. (b)	55,537	8,286,120
Humana, Inc.	6,019	1,032,439
Laboratory Corp. of America Holdings (b)	36,647	4,593,335
McKesson Corp.	2,850	362,435
Patterson Companies, Inc. (a)	78,256	3,342,314
Quest Diagnostics, Inc.	26,325	2,143,908
UnitedHealth Group, Inc.	82,602	11,674,141
		54,421,370
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	23,764	3,494,021
Waters Corp. (b)	19,428	2,703,212
		6,197,233
Pharmaceuticals - 5.3%
Allergan PLC (b)	2,561	535,095
Bristol-Myers Squibb Co.	117,224	5,967,874
Eli Lilly & Co.	109,998	8,122,252
Johnson & Johnson	124,418	14,431,241
Merck & Co., Inc.	178,782	10,498,079
Pfizer, Inc.	324,788	10,299,027
		49,853,568

TOTAL HEALTH CARE		181,297,967

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	15,687	3,864,963
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc. (a)	52,316	3,563,766
Expeditors International of Washington, Inc.	60,361	3,106,781
United Parcel Service, Inc. Class B	116,307	12,533,242
		19,203,789
Commercial Services & Supplies - 2.9%
Cintas Corp.	55,363	5,905,571
Republic Services, Inc.	199,996	10,525,789
Waste Management, Inc.	170,092	11,168,241
		27,599,601
Electrical Equipment - 0.1%
Fortive Corp.	16,009	817,259
Industrial Conglomerates - 0.6%
3M Co.	31,857	5,265,962
Professional Services - 0.2%
Equifax, Inc.	5,792	718,034
Nielsen Holdings PLC	17,952	808,199
Verisk Analytics, Inc. (b)	9,884	806,040
		2,332,273

TOTAL INDUSTRIALS		59,083,847

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.2%
Cisco Systems, Inc.	229,862	7,052,166
Motorola Solutions, Inc. (a)	65,684	4,767,345
		11,819,511
Electronic Equipment & Components - 0.1%
Amphenol Corp. Class A	20,478	1,350,115
Internet Software & Services - 1.3%
Alphabet, Inc. Class A	5,634	4,562,977
eBay, Inc. (b)	106,540	3,037,455
Facebook, Inc. Class A (b)	34,952	4,578,362
		12,178,794
IT Services - 9.0%
Accenture PLC Class A	95,262	11,073,255
Automatic Data Processing, Inc.	152,398	13,267,770
Broadridge Financial Solutions, Inc.	75,061	4,853,444
Fidelity National Information Services, Inc.	74,671	5,519,680
Fiserv, Inc. (b)	94,457	9,302,125
Gartner, Inc. (b)	57,251	4,925,876
IBM Corp.	46,623	7,165,489
MasterCard, Inc. Class A	32,148	3,440,479
Paychex, Inc.	252,878	13,958,866
Vantiv, Inc. (b)	15,572	908,782
Visa, Inc. Class A	127,663	10,533,474
		84,949,240
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	110,137	3,840,477
Software - 3.3%
Adobe Systems, Inc. (b)	43,664	4,694,317
ANSYS, Inc. (b)	51,959	4,746,455
Cadence Design Systems, Inc. (b)	88,329	2,259,456
Intuit, Inc.	4,612	501,509
Microsoft Corp.	95,999	5,752,260
Oracle Corp.	105,007	4,034,369
Synopsys, Inc. (b)	145,238	8,614,066
VMware, Inc. Class A (a)(b)	8,029	631,079
		31,233,511
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	6,518	740,054

TOTAL INFORMATION TECHNOLOGY		146,111,702

MATERIALS - 2.2%
Chemicals - 1.0%
Ecolab, Inc.	26,046	2,973,672
Monsanto Co.	16,275	1,640,032
Praxair, Inc.	24,625	2,882,603
Sherwin-Williams Co.	6,187	1,514,949
		9,011,256
Metals & Mining - 1.2%
Newmont Mining Corp.	312,618	11,579,371

TOTAL MATERIALS		20,590,627

REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.9%
American Tower Corp.	48,312	5,661,683
AvalonBay Communities, Inc.	67,083	11,483,268
Boston Properties, Inc.	5,172	623,123
Camden Property Trust (SBI) (a)	8,298	675,789
Crown Castle International Corp.	107,660	9,795,983
Digital Realty Trust, Inc. (a)	22,249	2,078,724
Equity Residential (SBI)	91,827	5,670,317
Essex Property Trust, Inc. (a)	15,511	3,320,750
Extra Space Storage, Inc. (a)	9,152	669,469
Federal Realty Investment Trust (SBI)	37,567	5,455,855
General Growth Properties, Inc.	66,504	1,659,275
Public Storage	52,278	11,172,854
Realty Income Corp.	106,439	6,305,446
Regency Centers Corp.	34,396	2,478,920
Simon Property Group, Inc.	35,434	6,589,307
The Macerich Co.	57,547	4,073,177
UDR, Inc.	140,294	4,906,081
Ventas, Inc. (a)	90,242	6,113,896
Vornado Realty Trust	8,855	821,567
Welltower, Inc.	68,591	4,700,541
		94,256,025
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	366,730	13,491,997
SBA Communications Corp. Class A (b)	17,088	1,935,729
Verizon Communications, Inc.	278,685	13,404,749
		28,832,475
UTILITIES - 8.8%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	27,651	1,792,891
Duke Energy Corp. (a)	158,445	12,678,769
Eversource Energy	31,626	1,741,328
NextEra Energy, Inc.	52,504	6,720,512
PG&E Corp.	96,504	5,994,828
Southern Co.	261,431	13,481,997
Xcel Energy, Inc.	220,071	9,143,950
		51,554,275
Multi-Utilities - 3.1%
Consolidated Edison, Inc.	180,361	13,626,274
Dominion Resources, Inc.	122,862	9,239,222
Sempra Energy	10,955	1,173,281
WEC Energy Group, Inc.	93,385	5,576,952
		29,615,729
Water Utilities - 0.3%
American Water Works Co., Inc.	32,215	2,385,199

TOTAL UTILITIES		83,555,203

TOTAL COMMON STOCKS
(Cost $892,842,099)		940,587,021
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.57% 2/2/17 to 3/30/17 (c)
(Cost $499,068)	500,000	499,355
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.41% (d)	6,366,777	$6,368,687
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	34,891,345	34,898,323
TOTAL MONEY MARKET FUNDS
(Cost $41,259,187)		41,267,010
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $934,600,354)		982,353,386
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(33,766,458)
NET ASSETS - 100%		$948,586,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
61 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	6,466,305	$(7,406)
14 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	2,109,520	(6,047)
TOTAL FUTURES CONTRACTS			$(13,453)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $330,526.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,143
Fidelity Securities Lending Cash Central Fund	112,728
Total	$144,871

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$73,502,253	$73,502,253	$--	$--
Consumer Staples	141,512,505	141,512,505	--	--
Energy	18,144,257	18,144,257	--	--
Financials	93,700,160	93,700,160	--	--
Health Care	181,297,967	181,297,967	--	--
Industrials	59,083,847	59,083,847	--	--
Information Technology	146,111,702	146,111,702	--	--
Materials	20,590,627	20,590,627	--	--
Real Estate	94,256,025	94,256,025	--	--
Telecommunication Services	28,832,475	28,832,475	--	--
Utilities	83,555,203	83,555,203	--	--
U.S. Government and Government Agency Obligations	499,355	--	499,355	--
Money Market Funds	41,267,010	41,267,010	--	--
Total Investments in Securities:	$982,353,386	$981,854,031	$499,355	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(13,453)	$(13,453)	$--	$--
Total Liabilities	$(13,453)	$(13,453)	$--	$--
Total Derivative Instruments:	$(13,453)	$(13,453)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(13,453)
Total Equity Risk	0	(13,453)
Total Value of Derivatives	$0	$(13,453)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $34,411,703) — See accompanying schedule: Unaffiliated issuers (cost $893,341,167)	$941,086,376
Fidelity Central Funds (cost $41,259,187)	41,267,010
Total Investments (cost $934,600,354)		$982,353,386
Receivable for fund shares sold		1,574,620
Dividends receivable		1,124,262
Distributions receivable from Fidelity Central Funds		13,628
Receivable for daily variation margin for derivative instruments		3,539
Prepaid expenses		7,488
Receivable from investment adviser for expense reductions		57,954
Total assets		985,134,877
Liabilities
Payable for fund shares redeemed	$751,759
Accrued management fee	78,649
Other affiliated payables	79,321
Other payables and accrued expenses	746,295
Collateral on securities loaned, at value	34,891,925
Total liabilities		36,547,949
Net Assets		$948,586,928
Net Assets consist of:
Paid in capital		$892,530,834
Undistributed net investment income		11,462,526
Accumulated undistributed net realized gain (loss) on investments		(3,146,011)
Net unrealized appreciation (depreciation) on investments		47,739,579
Net Assets, for 87,334,210 shares outstanding		$948,586,928
Net Asset Value, offering price and redemption price per share ($948,586,928 ÷ 87,334,210 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended October 31, 2016
Investment Income
Dividends		$17,818,786
Interest		2,105
Income from Fidelity Central Funds		144,871
Total income		17,965,762
Expenses
Management fee	$788,340
Transfer agent fees	591,255
Accounting and security lending fees	259,628
Custodian fees and expenses	3,051
Independent trustees' fees and expenses	3,369
Registration fees	106,337
Audit	55,874
Legal	2,291
Interest	3,530
Miscellaneous	5,003
Total expenses before reductions	1,818,678
Expense reductions	(634,182)	1,184,496
Net investment income (loss)		16,781,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,441,549)
Fidelity Central Funds	1,170
Futures contracts	603,121
Total net realized gain (loss)		(2,837,258)
Change in net unrealized appreciation (depreciation) on: Investment securities	36,799,511
Futures contracts	(208,793)
Total change in net unrealized appreciation (depreciation)		36,590,718
Net gain (loss)		33,753,460
Net increase (decrease) in net assets resulting from operations		$50,534,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2016	For the period May 29, 2015 (commencement of operations) to October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,781,266	$5,168,673
Net realized gain (loss)	(2,837,258)	(102,296)
Change in net unrealized appreciation (depreciation)	36,590,718	11,148,861
Net increase (decrease) in net assets resulting from operations	50,534,726	16,215,238
Distributions to shareholders from net investment income	(7,756,190)	–
Distributions to shareholders from net realized gain	(197,185)	–
Total distributions	(7,953,375)	–
Share transactions
Proceeds from sales of shares	599,727,810	767,137,342
Reinvestment of distributions	7,935,716	–
Cost of shares redeemed	(371,396,718)	(113,613,811)
Net increase (decrease) in net assets resulting from share transactions	236,266,808	653,523,531
Total increase (decrease) in net assets	278,848,159	669,738,769
Net Assets
Beginning of period	669,738,769	–
End of period	$948,586,928	$669,738,769
Other Information
Undistributed net investment income end of period	$11,462,526	$4,717,363
Shares
Sold	55,280,106	76,921,416
Issued in reinvestment of distributions	800,779	–
Redeemed	(34,262,439)	(11,405,652)
Net increase (decrease)	21,818,446	65,515,764

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Minimum Volatility Index Fund

Years ended October 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.23	.09
Net realized and unrealized gain (loss)	.53	.13
Total from investment operations	.76	.22
Distributions from net investment income	(.12)	–
Distributions from net realized gain	–C	–
Total distributions	(.12)	–
Net asset value, end of period	$10.86	$10.22
Total ReturnD,E	7.56%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%	.31%H
Expenses net of fee waivers, if any	.15%	.15%H
Expenses net of all reductions	.15%	.15%H
Net investment income (loss)	2.12%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$948,587	$669,739
Portfolio turnover rateI	37%	3%J

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI International Minimum Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity SAI International Minimum Volatility Index Fund	$1,183,052,157	$71,914,021	$(73,184,374)	$(1,270,353)
Fidelity SAI U.S. Minimum Volatility Index Fund	937,589,800	73,148,777	(28,385,191)	44,763,586

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity SAI International Minimum Volatility Index Fund	$28,399,745	$(9,587,784)	$(1,321,566)
Fidelity SAI U.S. Minimum Volatility Index Fund	11,461,615	(169,108)	44,763,586

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity SAI International Minimum Volatility Index Fund	$(9,587,784)
Fidelity SAI U.S. Minimum Volatility Index Fund	(169,108)

The tax character of distributions paid was as follows:

October 31, 2016
Ordinary Income
Fidelity SAI International Minimum Volatility Index Fund	$8,158,418
Fidelity SAI U.S. Minimum Volatility Index Fund	7,953,375

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI International Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$940,371	$(224,998)
Total Equity Risk	940,371	(224,998)
Interest Rate Risk
Totals	$940,371	$(224,998)
Fidelity SAI U.S. Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$603,121	$(208,793)
Total Equity Risk	603,121	(208,793)
Totals	$603,121	$(208,793)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	660,847,253	211,281,717
Fidelity SAI U.S. Minimum Volatility Index Fund	539,906,753	288,230,705

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$9,671,176.46%		2,107
Fidelity SAI U.S. Minimum Volatility Index Fund	Borrower	30,425,000.60%		3,530

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI International Minimum Volatility Index Fund	$2,005
Fidelity SAI U.S. Minimum Volatility Index Fund	1,586

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI International Minimum Volatility Index Fund	$38,293
Fidelity SAI U.S. Minimum Volatility Index Fund	112,728

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$1,101,985
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	629,947

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI U.S. Minimum Volatility Index Fund	$4,235

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

	Strategic Advisers International II Fund	Strategic Advisers Value Fund
Fidelity SAI International Minimum Volatility Index Fund	25%	–
Fidelity SAI U.S. Minimum Volatility Index Fund	–	15%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® SAI International Minimum Volatility Index Fund and Fidelity® SAI U.S. Minimum Volatility Index Fund (each a fund of Fidelity Salem Street Trust) at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Salem Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$995.90	$1.00
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%
Actual		$1,000.00	$1,020.70	$.76
Hypothetical-C		$1,000.00	$1,024.38	$.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity SAI International Minimum Volatility Index Fund	12/19/16	12/16/16	$0.217	$0.045
Fidelity SAI U.S. Minimum Volatility Index Fund	12/19/16	12/16/16	$0.244	$0.000

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends–received deduction for corporate shareholders:

Fidelity SAI U.S. Minimum Volatility Index Fund
December 2015	83%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity SAI International Minimum Volatility Index Fund
December 2015	60%
Fidelity SAI U.S. Minimum Volatility Index Fund
December 2015	87%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity SAI International Minimum Volatility Index Fund	12/14/15	$0.0818	$0.0088

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Minimum Volatility Index Fund
Fidelity SAI U.S. Minimum Volatility Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As each fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to the funds' limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity SAI International Minimum Volatility Index Fund

Fidelity SAI U.S. Minimum Volatility Index Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Fidelity SAI International Minimum Volatility Index Fund ranked below the competitive median for the period and the total expense ratio of Fidelity SAI U.S. Minimum Volatility Index Fund ranked equal to the competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20% for Fidelity SAI International Minimum Volatility Index Fund and 0.15% for Fidelity SAI U.S. Minimum Volatility Index Fund through December 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

SV1-SV2-ANN-1216
1.9867660.101

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Annual Report

October 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® SAI International Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Index Fund on January 5, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$10,190	Fidelity® SAI International Index Fund
$10,280	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  Non-U.S equities eked a 0.40% gain for the year ending October 31, 2016, according to the MSCI ACWI (All Country World Index) ex USA Index. After early-2016 volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies; the U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely until the U.K.’s June vote to exit the European Union – dubbed “Brexit” – touched off near-tumult in global markets. Starting with a sharp initial rebound, the MSCI index then traced a generally upward arc into autumn. Among segments, small-cap stocks outpaced large-caps; growth and value finished close together. Regionally, Canada (+10%) and emerging markets (+9%) were aided by rising commodity prices. Japan (+4%) bettered the index but lagged the rest of the Asia Pacific region (+9%). Europe (-5%) and the U.K. (-11%) were beset by Brexit stress. Among sectors, materials (+16%) and energy (+11%) overcame early-2016 lows. Information technology (+13%) also performed well. Financials (-3%) trailed ex the recently created real estate sector (+3%). Utilities (-3%) and telecom services (-4%) declined amid a mode switch from “risk off” to “risk on.” Meanwhile, health care (-12%) suffered amid U.S. political uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  From the fund’s inception date on January 5, 2016, through October 31, 2016, the fund gained 1.90%, trailing the 2.80% increase in the benchmark MSCI EAFE Index. (The fund’s performance relative to the index can be affected by Fidelity’s methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) A more favorable commodity-pricing environment made materials and energy, the two top-performing sectors in the index for the period. In materials, for example, positions in Switzerland-based commodities producer Glencore and German chemical manufacturer BASF contributed in absolute terms, as did U.K.-based energy companies BP and Royal Dutch Shell. In contrast, many of the fund’s biggest detractors included multinational pharmaceutical manufacturers hurt by the potential for drug-pricing regulation in the U.S. Here, the biggest detractors included Denmark-based Novo Nordisk; Switzerland’s Novartis and Roche Holdings; and Israel’s Teva Pharmaceutical Industries. Also weighing on performance was retail and commercial bank Lloyds Banking Group, one of various U.K. stocks hurt by the Brexit vote and the corresponding sharp drop in the value of the British pound.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of October 31, 2016
Japan	23.8%
United Kingdom	15.9%
France	9.0%
Germany	8.8%
Switzerland	8.4%
Australia	6.9%
United States of America*	3.9%
Netherlands	3.7%
Spain	3.1%
Other	16.5%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of April 30, 2016
Japan	21.8%
United Kingdom	17.9%
France	9.3%
Switzerland	9.0%
Germany	8.9%
Australia	7.0%
Netherlands	3.5%
Spain	3.2%
Sweden	2.8%
Other*	16.6%

 * Includes Short-Term Investments and Net Other Assets (Liabilities)

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.0	0.1

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.3	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
	11.1

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	24.0
Industrials	13.4	12.9
Consumer Discretionary	12.1	12.4
Consumer Staples	11.2	12.4
Health Care	10.2	11.1
Materials	7.2	6.2
Information Technology	5.0	4.9
Energy	5.0	4.8
Telecommunication Services	4.6	4.9
Real Estate	3.9	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 6.9%
AGL Energy Ltd.	87,285	$1,273,508
Alumina Ltd.	294,858	354,392
Amcor Ltd.	149,882	1,676,024
AMP Ltd.	383,293	1,332,479
APA Group unit	145,358	880,168
Aristocrat Leisure Ltd.	70,352	820,947
ASX Ltd.	25,100	899,880
Aurizon Holdings Ltd.	265,405	985,241
Australia & New Zealand Banking Group Ltd.	377,132	7,989,728
Bank of Queensland Ltd.	46,656	371,238
Bendigo & Adelaide Bank Ltd.	60,066	508,554
BHP Billiton Ltd.	415,931	7,266,663
Boral Ltd.	97,699	468,214
Brambles Ltd.	205,501	1,802,423
Caltex Australia Ltd.	34,055	796,080
Challenger Ltd.	74,561	610,292
Cimic Group Ltd.	12,870	289,692
Coca-Cola Amatil Ltd.	74,881	543,417
Cochlear Ltd.	7,444	724,593
Commonwealth Bank of Australia	221,716	12,377,911
Computershare Ltd.	60,819	488,096
Crown Ltd.	43,800	362,840
CSL Ltd.	59,180	4,524,782
DEXUS Property Group unit	125,740	855,115
Dominos Pizza Enterprises Ltd.	7,511	367,100
DUET Group	317,772	575,315
Flight Centre Travel Group Ltd.	7,401	190,686
Fortescue Metals Group Ltd.	202,663	847,912
Goodman Group unit	230,424	1,190,175
Harvey Norman Holdings Ltd.	74,685	286,905
Healthscope Ltd.	209,755	352,629
Incitec Pivot Ltd.	219,367	492,274
Insurance Australia Group Ltd.	314,311	1,317,421
Lendlease Group unit	71,886	739,323
Macquarie Group Ltd.	39,607	2,404,298
Medibank Private Ltd.	357,280	701,200
Mirvac Group unit	481,333	765,254
National Australia Bank Ltd.	341,902	7,282,376
Newcrest Mining Ltd. (a)	99,457	1,706,821
Orica Ltd.	48,431	600,147
Origin Energy Ltd.	228,023	927,995
Platinum Asset Management Ltd.	24,154	91,686
Qantas Airways Ltd.	68,508	159,469
QBE Insurance Group Ltd.	177,510	1,348,968
Ramsay Health Care Ltd.	18,391	1,026,309
realestate.com.au Ltd.	7,009	272,666
Rio Tinto Ltd.	55,247	2,276,990
Santos Ltd.	208,062	565,034
Scentre Group unit	689,358	2,207,701
SEEK Ltd.	39,851	443,807
Sonic Healthcare Ltd.	51,516	802,967
South32 Ltd.	691,003	1,350,910
SP AusNet	236,624	270,000
Stockland Corp. Ltd. unit	310,058	1,042,506
Suncorp Group Ltd.	166,371	1,514,904
Sydney Airport unit	142,305	677,654
Tabcorp Holdings Ltd.	101,036	371,993
Tatts Group Ltd.	190,513	588,388
Telstra Corp. Ltd.	553,979	2,095,118
The GPT Group unit	233,541	827,871
TPG Telecom Ltd.	44,549	256,196
Transurban Group unit	263,937	2,086,072
Treasury Wine Estates Ltd.	95,748	782,253
Vicinity Centers unit	436,325	952,589
Vocus Communications Ltd.	66,368	288,276
Wesfarmers Ltd.	145,661	4,544,085
Westfield Corp. unit (a)	255,432	1,729,333
Westpac Banking Corp.	431,254	9,972,727
Woodside Petroleum Ltd.	98,418	2,123,965
Woolworths Ltd.	165,462	2,976,753

TOTAL AUSTRALIA		112,597,298

Austria - 0.2%
Andritz AG	9,491	496,453
Erste Group Bank AG	38,904	1,221,843
OMV AG	19,247	601,631
Raiffeisen International Bank-Holding AG (a)	15,172	248,660
Voestalpine AG	14,964	529,434

TOTAL AUSTRIA		3,098,021

Bailiwick of Jersey - 1.3%
Experian PLC	124,126	2,389,862
Glencore Xstrata PLC (a)	1,584,558	4,848,748
Petrofac Ltd.	31,320	309,177
Randgold Resources Ltd.	12,150	1,079,000
Shire PLC	116,229	6,562,603
Wolseley PLC	32,641	1,698,384
WPP PLC	167,051	3,627,187

TOTAL BAILIWICK OF JERSEY		20,514,961

Belgium - 1.2%
Ageas	25,327	925,135
Anheuser-Busch InBev SA NV	103,980	11,933,760
Colruyt NV	8,786	472,259
Groupe Bruxelles Lambert SA	10,350	890,304
KBC Groep NV	32,475	1,978,900
Proximus	20,006	572,758
Solvay SA Class A	9,577	1,099,150
Telenet Group Holding NV (a)	6,974	373,331
UCB SA	16,419	1,111,898
Umicore SA	12,348	750,812

TOTAL BELGIUM		20,108,307

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	86,000	704,695
First Pacific Co. Ltd.	284,000	215,145
Hongkong Land Holdings Ltd.	152,689	1,023,016
Jardine Matheson Holdings Ltd.	32,165	1,959,170
Kerry Properties Ltd.	80,500	254,821
Li & Fung Ltd.	716,000	352,666
Noble Group Ltd. (a)	1,049,900	125,271
NWS Holdings Ltd.	204,373	362,074
Shangri-La Asia Ltd.	174,000	191,375
Yue Yuen Industrial (Holdings) Ltd.	90,000	342,916

TOTAL BERMUDA		5,531,149

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	31,600	304,976
Cheung Kong Property Holdings Ltd.	349,000	2,585,252
CK Hutchison Holdings Ltd.	350,000	4,330,125
Melco Crown Entertainment Ltd. sponsored ADR (b)	22,915	383,597
MGM China Holdings Ltd.	126,800	209,929
Sands China Ltd.	314,400	1,368,182
WH Group Ltd.	763,500	619,223
Wynn Macau Ltd.	189,600	290,919

TOTAL CAYMAN ISLANDS		10,092,203

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	485	709,698
Series B	836	1,282,326
Carlsberg A/S Series B	13,908	1,254,138
Christian Hansen Holding A/S	12,823	767,964
Coloplast A/S Series B	15,398	1,072,666
Danske Bank A/S	88,739	2,739,780
DSV de Sammensluttede Vognmaend A/S	24,570	1,190,824
Genmab A/S (a)	7,364	1,215,052
ISS Holdings A/S	21,684	852,537
Novo Nordisk A/S Series B	247,363	8,812,433
Novozymes A/S Series B	29,864	1,109,355
Pandora A/S	14,409	1,875,607
TDC A/S	105,841	584,048
Tryg A/S	15,139	295,818
Vestas Wind Systems A/S	28,712	2,303,045
William Demant Holding A/S (a)	14,655	272,951

TOTAL DENMARK		26,338,242

Finland - 0.9%
Elisa Corp. (A Shares)	18,598	626,770
Fortum Corp.	57,341	956,151
Kone Oyj (B Shares)	43,662	2,009,703
Metso Corp.	13,529	354,950
Neste Oyj	16,636	718,251
Nokia Corp.	755,356	3,372,333
Nokian Tyres PLC	14,921	500,722
Orion Oyj (B Shares)	13,307	566,635
Sampo Oyj (A Shares)	57,770	2,646,676
Stora Enso Oyj (R Shares)	71,468	675,881
UPM-Kymmene Corp.	68,846	1,602,205
Wartsila Corp.	19,191	830,037

TOTAL FINLAND		14,860,314

France - 9.0%
Accor SA	22,244	844,509
Aeroports de Paris	3,615	365,129
Air Liquide SA	50,120	5,092,825
Alstom SA (a)	20,197	542,531
Arkema SA	8,802	834,638
Atos Origin SA	11,436	1,187,847
AXA SA	251,318	5,670,317
BIC SA	3,762	521,586
BNP Paribas SA	137,032	7,948,556
Bollore Group (a)	588	2,130
Bollore Group	104,741	344,938
Bouygues SA	27,074	882,847
Bureau Veritas SA	34,750	656,507
Capgemini SA	21,225	1,758,665
Carrefour SA	71,923	1,886,593
Casino Guichard Perrachon SA	6,878	342,256
Christian Dior SA	7,081	1,366,134
CNP Assurances	20,549	356,073
Compagnie de St. Gobain	63,961	2,839,772
Credit Agricole SA	136,552	1,473,816
Danone SA	76,440	5,301,750
Dassault Systemes SA	16,618	1,316,007
Edenred SA	27,070	627,158
EDF SA	30,008	336,330
Eiffage SA	7,748	573,602
Engie	188,945	2,724,388
Essilor International SA	26,628	2,993,243
Eurazeo SA	4,965	285,761
Eutelsat Communications	22,709	476,140
Fonciere des Regions	4,383	383,135
Gecina SA	5,323	775,993
Groupe Eurotunnel SA	60,787	569,265
Hermes International SCA	3,425	1,387,740
ICADE	4,818	346,321
Iliad SA	3,447	723,112
Imerys SA	4,368	303,809
Ingenico SA	7,124	563,849
JCDecaux SA	9,020	275,812
Kering SA	9,829	2,180,076
Klepierre SA	28,462	1,164,314
L'Oreal SA	32,739	5,859,893
Lagardere S.C.A. (Reg.)	14,320	364,699
Legrand SA	34,650	1,958,527
LVMH Moet Hennessy - Louis Vuitton SA	36,087	6,570,044
Michelin CGDE Series B	23,526	2,547,186
Natixis SA	121,767	615,549
Orange SA	257,111	4,045,299
Pernod Ricard SA	27,500	3,270,883
Peugeot Citroen SA (a)	62,980	943,365
Publicis Groupe SA	24,630	1,689,849
Remy Cointreau SA	2,728	221,306
Renault SA	24,897	2,162,130
Rexel SA	39,459	547,299
Safran SA	40,553	2,788,103
Sanofi SA	149,789	11,656,403
Schneider Electric SA	72,425	4,870,589
SCOR SE	21,256	688,346
SFR Group SA	13,217	356,050
Societe Generale Series A	99,276	3,872,510
Sodexo SA	12,312	1,429,940
Suez Environnement SA	42,598	674,541
Technip SA	14,417	956,223
Thales SA	13,687	1,288,686
Total SA	288,820	13,835,895
Unibail-Rodamco	12,806	3,039,697
Valeo SA	30,849	1,777,886
Veolia Environnement SA	58,344	1,274,664
VINCI SA	65,338	4,732,402
Vivendi SA	150,660	3,049,441
Wendel SA	3,783	435,212
Zodiac Aerospace	26,458	643,911

TOTAL FRANCE		146,392,002

Germany - 8.3%
adidas AG	24,383	4,005,980
Allianz SE	59,084	9,223,265
Axel Springer Verlag AG	5,788	289,828
BASF AG	118,672	10,460,857
Bayer AG	106,970	10,621,018
Bayerische Motoren Werke AG (BMW)	42,920	3,739,552
Beiersdorf AG	13,064	1,150,149
Brenntag AG	20,051	1,071,825
Commerzbank AG	138,260	939,031
Continental AG	14,233	2,727,217
Covestro AG	9,180	542,564
Daimler AG (Germany)	124,492	8,870,672
Deutsche Bank AG (a)	178,546	2,578,365
Deutsche Borse AG (a)	24,992	1,944,591
Deutsche Lufthansa AG	28,705	366,945
Deutsche Post AG	125,553	3,890,823
Deutsche Telekom AG	417,011	6,803,629
Deutsche Wohnen AG (Bearer)	43,708	1,425,979
E.ON AG	259,162	1,898,151
Evonik Industries AG	21,217	662,861
Fraport AG Frankfurt Airport Services Worldwide	5,422	321,825
Fresenius Medical Care AG & Co. KGaA	28,435	2,316,148
Fresenius SE & Co. KGaA	53,050	3,915,764
GEA Group AG	23,750	918,371
Hannover Reuck SE	7,811	870,743
HeidelbergCement Finance AG	18,291	1,730,002
Henkel AG & Co. KGaA	13,589	1,496,208
Hochtief AG	2,478	338,260
Hugo Boss AG	8,750	549,520
Infineon Technologies AG	146,321	2,631,625
Innogy SE	17,895	710,630
K&S AG	24,914	504,048
Lanxess AG	11,842	758,264
Linde AG	24,034	3,965,414
MAN SE	4,467	456,824
Merck KGaA	16,696	1,716,604
Metro AG	23,240	696,215
Muenchener Rueckversicherungs AG	20,813	4,041,041
OSRAM Licht AG	11,556	655,211
ProSiebenSat.1 Media AG	28,490	1,227,867
RWE AG (a)	63,478	1,007,616
SAP AG	127,065	11,194,354
Schaeffler AG	20,043	303,190
Siemens AG	98,973	11,245,057
Symrise AG	15,976	1,096,279
Telefonica Deutschland Holding AG	89,401	346,532
Thyssenkrupp AG	47,904	1,109,052
TUI AG	64,803	822,537
United Internet AG	16,067	659,468
Volkswagen AG	4,150	620,361
Vonovia SE	60,319	2,124,514
Zalando SE (a)	11,258	494,215

TOTAL GERMANY		134,057,061

Hong Kong - 2.4%
AIA Group Ltd.	1,558,800	9,838,536
Bank of East Asia Ltd.	158,229	637,564
BOC Hong Kong (Holdings) Ltd.	479,500	1,712,599
Cathay Pacific Airways Ltd.	157,000	206,889
CLP Holdings Ltd.	213,000	2,166,926
Galaxy Entertainment Group Ltd.	305,000	1,252,555
Hang Lung Properties Ltd.	294,000	648,991
Hang Seng Bank Ltd.	98,600	1,781,158
Henderson Land Development Co. Ltd.	141,500	838,358
HK Electric Investments & HK Electric Investments Ltd. unit	344,500	341,144
HKT Trust/HKT Ltd. unit	323,000	443,963
Hong Kong & China Gas Co. Ltd.	988,300	1,936,956
Hong Kong Exchanges and Clearing Ltd.	149,767	3,966,468
Hysan Development Co. Ltd.	83,000	383,132
Link (REIT)	290,500	2,071,375
MTR Corp. Ltd.	189,414	1,048,969
New World Development Co. Ltd.	735,160	916,634
PCCW Ltd.	553,584	329,771
Power Assets Holdings Ltd.	179,500	1,688,407
Sino Land Ltd.	403,140	686,147
SJM Holdings Ltd.	268,000	185,565
Sun Hung Kai Properties Ltd.	187,000	2,792,142
Swire Pacific Ltd. (A Shares)	70,500	733,130
Swire Properties Ltd.	141,400	406,576
Techtronic Industries Co. Ltd.	179,000	673,943
Wharf Holdings Ltd.	177,000	1,330,544
Wheelock and Co. Ltd.	106,000	654,680

TOTAL HONG KONG		39,673,122

Ireland - 0.6%
Bank of Ireland (a)	3,565,380	763,210
CRH PLC	107,255	3,481,933
DCC PLC (United Kingdom)	11,542	941,592
James Hardie Industries PLC CDI	57,913	864,788
Kerry Group PLC Class A	20,511	1,489,205
Paddy Power PLC (Ireland)	10,329	1,069,236
Ryanair Holdings PLC sponsored ADR	4,107	308,395

TOTAL IRELAND		8,918,359

Isle of Man - 0.0%
Genting Singapore PLC	733,500	392,782
Israel - 0.6%
Azrieli Group	5,040	214,669
Bank Hapoalim BM (Reg.)	137,746	794,958
Bank Leumi le-Israel BM (a)	187,052	706,022
Bezeq The Israel Telecommunication Corp. Ltd.	270,157	490,836
Check Point Software Technologies Ltd. (a)(b)	16,703	1,412,406
Israel Chemicals Ltd.	66,624	237,230
Mizrahi Tefahot Bank Ltd.	18,102	235,930
NICE Systems Ltd.	7,785	516,862
Taro Pharmaceutical Industries Ltd. (a)(b)	1,869	189,722
Teva Pharmaceutical Industries Ltd. sponsored ADR	118,193	5,051,569

TOTAL ISRAEL		9,850,204

Italy - 1.6%
Assicurazioni Generali SpA	151,325	1,955,197
Atlantia SpA	53,211	1,303,180
Enel SpA	985,543	4,237,183
Eni SpA	329,344	4,779,526
EXOR SpA	14,369	610,595
EXOR SpA rights (a)	13,369	1
Intesa Sanpaolo SpA	1,647,886	3,820,906
Intesa Sanpaolo SpA (Risparmio Shares)	113,454	245,103
Leonardo-Finmeccanica SpA (a)	52,573	640,603
Luxottica Group SpA	21,958	1,093,134
Mediobanca SpA	73,409	537,903
Poste Italiane SpA	67,537	449,651
Prysmian SpA	25,379	631,582
Saipem SpA (a)	732,067	301,360
Snam Rete Gas SpA	316,678	1,669,335
Telecom Italia SpA (a)	1,327,850	1,154,291
Terna SpA	195,295	956,586
UniCredit SpA	679,826	1,686,591
Unione di Banche Italiane SCpA (b)	117,221	323,243
Unipolsai SpA	147,231	281,224

TOTAL ITALY		26,677,194

Japan - 23.8%
ABC-MART, Inc.	4,400	268,103
ACOM Co. Ltd. (a)	52,800	243,685
AEON Co. Ltd.	85,300	1,181,853
AEON Financial Service Co. Ltd.	14,800	261,226
AEON MALL Co. Ltd.	15,000	223,133
Air Water, Inc.	19,700	369,504
Aisin Seiki Co. Ltd.	24,800	1,091,370
Ajinomoto Co., Inc.	72,000	1,604,158
Alfresa Holdings Corp.	24,800	525,466
All Nippon Airways Ltd.	145,000	408,162
Alps Electric Co. Ltd.	24,500	588,729
Amada Holdings Co. Ltd.	44,700	510,638
Aozora Bank Ltd.	145,000	479,785
Asahi Glass Co. Ltd.	131,000	918,137
Asahi Group Holdings	50,200	1,795,558
Asahi Kasei Corp.	164,000	1,482,208
Ashikaga Holdings Co. Ltd.	123,590	440,762
Asics Corp.	19,300	412,612
Astellas Pharma, Inc.	273,300	4,056,281
Bandai Namco Holdings, Inc.	26,000	780,967
Bank of Kyoto Ltd.	40,000	294,078
Benesse Holdings, Inc.	8,800	231,014
Bridgestone Corp.	84,200	3,143,349
Brother Industries Ltd.	30,700	564,995
Calbee, Inc.	9,700	352,408
Canon, Inc.	138,000	3,964,469
Casio Computer Co. Ltd.	29,800	416,581
Central Japan Railway Co.	18,700	3,185,616
Chiba Bank Ltd.	91,000	564,032
Chubu Electric Power Co., Inc.	83,900	1,235,659
Chugai Pharmaceutical Co. Ltd.	29,100	993,401
Chugoku Electric Power Co., Inc.	34,200	400,473
Concordia Financial Group Ltd. (a)	152,500	708,477
Credit Saison Co. Ltd.	19,800	342,870
CYBERDYNE, Inc. (a)	13,600	204,512
Dai Nippon Printing Co. Ltd.	69,000	693,487
Dai-ichi Mutual Life Insurance Co.	139,800	2,054,275
Daicel Chemical Industries Ltd.	36,500	481,701
Daiichi Sankyo Kabushiki Kaisha	78,200	1,883,601
Daikin Industries Ltd.	30,400	2,922,018
Dainippon Sumitomo Pharma Co. Ltd.	19,300	335,132
Daito Trust Construction Co. Ltd.	9,100	1,525,055
Daiwa House Industry Co. Ltd.	73,400	2,019,952
Daiwa House REIT Investment Corp.	178	481,196
Daiwa Securities Group, Inc.	216,000	1,292,869
DENSO Corp.	63,000	2,742,395
Dentsu, Inc.	28,100	1,404,062
Don Quijote Holdings Co. Ltd.	15,500	590,469
East Japan Railway Co.	43,200	3,813,316
Eisai Co. Ltd.	32,700	2,088,534
Electric Power Development Co. Ltd.	17,800	415,339
FamilyMart Co. Ltd.	10,700	671,365
Fanuc Corp.	25,300	4,632,114
Fast Retailing Co. Ltd.	6,900	2,333,117
Fuji Electric Co. Ltd.	68,000	340,421
Fuji Heavy Industries Ltd.	79,700	3,111,393
Fujifilm Holdings Corp.	56,600	2,145,370
Fujitsu Ltd.	242,000	1,437,877
Fukuoka Financial Group, Inc.	101,000	438,209
GungHo Online Entertainment, Inc. (b)	55,900	141,789
Hakuhodo DY Holdings, Inc.	25,900	311,926
Hamamatsu Photonics K.K.	18,500	560,980
Hankyu Hanshin Holdings, Inc.	31,400	1,041,976
Hikari Tsushin, Inc.	2,900	266,578
Hino Motors Ltd.	31,400	342,834
Hirose Electric Co. Ltd.	4,200	555,888
Hiroshima Bank Ltd.	66,000	283,208
Hisamitsu Pharmaceutical Co., Inc.	8,200	438,657
Hitachi Chemical Co. Ltd.	13,700	321,369
Hitachi Construction Machinery Co. Ltd.	14,200	297,486
Hitachi High-Technologies Corp.	9,000	376,323
Hitachi Ltd.	626,000	3,338,030
Hitachi Metals Ltd.	25,800	322,777
Hokuriku Electric Power Co., Inc.	22,700	258,235
Honda Motor Co. Ltd.	211,000	6,313,463
Hoshizaki Corp.	6,600	596,624
Hoya Corp.	52,400	2,191,037
Hulic Co. Ltd.	39,200	374,170
Idemitsu Kosan Co. Ltd.	11,500	265,486
IHI Corp.	192,000	507,142
Iida Group Holdings Co. Ltd.	17,800	344,390
INPEX Corp.	123,500	1,160,690
Isetan Mitsukoshi Holdings Ltd.	44,200	447,606
Isuzu Motors Ltd.	77,200	956,626
Itochu Corp.	194,200	2,460,138
Iyo Bank Ltd.	32,500	200,200
J. Front Retailing Co. Ltd.	29,100	401,523
Japan Airlines Co. Ltd.	14,700	433,977
Japan Airport Terminal Co. Ltd. (b)	6,200	238,552
Japan Exchange Group, Inc.	67,700	1,009,012
Japan Post Bank Co. Ltd.	52,600	620,948
Japan Post Holdings Co. Ltd.	58,500	746,381
Japan Prime Realty Investment Corp.	108	466,006
Japan Real Estate Investment Corp.	170	983,980
Japan Retail Fund Investment Corp.	331	750,881
Japan Tobacco, Inc.	142,400	5,423,339
JFE Holdings, Inc.	68,100	978,284
JGC Corp.	27,100	480,394
JSR Corp.	25,300	385,519
JTEKT Corp.	27,000	400,353
JX Holdings, Inc.	277,000	1,098,544
Kajima Corp.	117,000	791,008
Kakaku.com, Inc.	17,400	292,848
Kamigumi Co. Ltd.	32,000	273,710
Kaneka Corp.	35,000	290,359
Kansai Electric Power Co., Inc. (a)	91,800	879,309
Kansai Paint Co. Ltd.	28,400	612,034
Kao Corp.	65,300	3,365,562
Kawasaki Heavy Industries Ltd.	186,000	544,503
KDDI Corp.	237,500	7,218,379
Keihan Electric Railway Co., Ltd.	62,000	419,167
Keihin Electric Express Railway Co. Ltd.	61,000	615,991
Keio Corp.	76,000	630,495
Keisei Electric Railway Co.	16,700	404,004
Keyence Corp.	5,900	4,335,406
Kikkoman Corp.	19,000	606,036
Kintetsu Group Holdings Co. Ltd.	236,000	954,172
Kirin Holdings Co. Ltd.	106,800	1,840,765
Kobe Steel Ltd.	37,400	309,557
Koito Manufacturing Co. Ltd.	14,600	762,926
Komatsu Ltd.	119,700	2,664,415
Konami Holdings Corp.	12,200	482,207
Konica Minolta, Inc.	59,200	531,202
Kose Corp.	4,000	365,786
Kubota Corp.	137,200	2,216,891
Kuraray Co. Ltd.	46,300	703,749
Kurita Water Industries Ltd.	12,500	296,438
Kyocera Corp.	41,600	2,027,043
Kyowa Hakko Kirin Co., Ltd.	33,900	518,828
Kyushu Electric Power Co., Inc.	55,800	507,079
Kyushu Financial Group, Inc.	45,500	303,275
Lawson, Inc.	8,500	646,801
LIXIL Group Corp.	34,500	793,826
M3, Inc.	25,200	768,952
Mabuchi Motor Co. Ltd.	5,900	343,749
Makita Corp.	14,600	1,012,129
Marubeni Corp.	215,300	1,134,703
Marui Group Co. Ltd.	25,300	355,845
Maruichi Steel Tube Ltd.	6,500	209,807
Mazda Motor Corp.	74,000	1,227,200
McDonald's Holdings Co. (Japan) Ltd.	8,700	250,539
Medipal Holdings Corp.	20,700	354,310
Meiji Holdings Co. Ltd.	14,900	1,489,005
Minebea Mitsumi, Inc.	44,300	453,687
Miraca Holdings, Inc.	6,900	334,242
Mitsubishi Chemical Holdings Corp.	176,100	1,160,342
Mitsubishi Corp.	195,500	4,270,912
Mitsubishi Electric Corp.	250,400	3,396,529
Mitsubishi Estate Co. Ltd.	162,000	3,215,438
Mitsubishi Gas Chemical Co., Inc.	23,700	365,658
Mitsubishi Heavy Industries Ltd.	416,000	1,782,687
Mitsubishi Logistics Corp.	15,000	203,681
Mitsubishi Materials Corp.	13,500	388,123
Mitsubishi Motors Corp. of Japan	89,400	498,703
Mitsubishi Tanabe Pharma Corp.	29,300	571,639
Mitsubishi UFJ Financial Group, Inc.	1,650,300	8,515,237
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,000	286,364
Mitsui & Co. Ltd.	221,100	3,073,937
Mitsui Chemicals, Inc.	120,000	592,734
Mitsui Fudosan Co. Ltd.	116,000	2,644,207
Mitsui OSK Lines Ltd.	151,000	378,688
mixi, Inc.	6,100	224,816
Mizuho Financial Group, Inc.	3,080,600	5,186,969
MS&AD Insurance Group Holdings, Inc.	65,700	1,955,902
Murata Manufacturing Co. Ltd.	24,800	3,469,210
Nabtesco Corp.	13,600	407,209
Nagoya Railroad Co. Ltd.	120,000	633,928
NEC Corp.	338,000	905,674
New Hampshire Foods Ltd.	23,000	551,368
Nexon Co. Ltd.	20,900	356,737
NGK Insulators Ltd.	34,200	628,756
NGK Spark Plug Co. Ltd.	23,300	461,245
NHK Spring Co. Ltd.	24,300	229,398
Nidec Corp.	30,900	2,996,596
Nikon Corp.	44,500	673,419
Nintendo Co. Ltd.	14,700	3,543,585
Nippon Building Fund, Inc.	183	1,087,146
Nippon Electric Glass Co. Ltd.	56,000	304,911
Nippon Express Co. Ltd.	108,000	534,490
Nippon Paint Holdings Co. Ltd.	21,100	720,301
Nippon Prologis REIT, Inc.	203	459,349
Nippon Steel & Sumitomo Metal Corp.	104,900	2,079,095
Nippon Telegraph & Telephone Corp.	89,500	3,968,147
Nippon Yusen KK	197,000	403,881
Nissan Motor Co. Ltd.	320,200	3,257,230
Nisshin Seifun Group, Inc.	24,300	358,696
Nissin Food Holdings Co. Ltd.	7,100	411,633
Nitori Holdings Co. Ltd.	10,400	1,246,572
Nitto Denko Corp.	21,400	1,494,959
NKSJ Holdings, Inc.	45,800	1,486,633
NOK Corp.	12,600	283,191
Nomura Holdings, Inc.	470,600	2,357,205
Nomura Real Estate Holdings, Inc.	16,400	277,895
Nomura Real Estate Master Fund, Inc.	515	834,843
Nomura Research Institute Ltd.	16,200	563,069
NSK Ltd.	57,500	639,315
NTT Data Corp.	16,400	847,602
NTT DOCOMO, Inc.	179,400	4,505,453
NTT Urban Development Co.	15,600	143,400
Obayashi Corp.	84,600	817,200
OBIC Co. Ltd.	7,900	411,309
Odakyu Electric Railway Co. Ltd.	38,400	785,430
Oji Holdings Corp.	107,000	454,038
Olympus Corp.	37,800	1,351,674
OMRON Corp.	25,000	960,713
Ono Pharmaceutical Co. Ltd.	53,500	1,360,585
Oracle Corp. Japan	5,000	272,719
Oriental Land Co. Ltd.	28,400	1,661,970
ORIX Corp.	171,700	2,726,865
Osaka Gas Co. Ltd.	245,000	1,020,230
Otsuka Corp.	6,300	300,372
Otsuka Holdings Co. Ltd.	50,600	2,218,062
Panasonic Corp.	285,900	2,949,305
Park24 Co. Ltd.	12,300	380,600
Pola Orbis Holdings, Inc.	3,000	250,024
Rakuten, Inc.	121,000	1,398,994
Recruit Holdings Co. Ltd.	47,600	1,915,438
Resona Holdings, Inc.	286,600	1,273,535
Ricoh Co. Ltd.	87,200	711,769
Rinnai Corp.	4,500	433,394
ROHM Co. Ltd.	11,600	611,691
Ryohin Keikaku Co. Ltd.	3,100	663,336
Sankyo Co. Ltd. (Gunma)	6,100	215,219
Santen Pharmaceutical Co. Ltd.	48,700	712,366
SBI Holdings, Inc. Japan	28,300	337,322
Secom Co. Ltd.	27,300	1,974,024
Sega Sammy Holdings, Inc.	24,300	359,391
Seibu Holdings, Inc.	20,900	361,919
Seiko Epson Corp.	36,400	740,357
Sekisui Chemical Co. Ltd.	53,400	842,729
Sekisui House Ltd.	78,500	1,299,850
Seven & i Holdings Co. Ltd.	97,600	4,079,153
Seven Bank Ltd.	78,700	242,396
Sharp Corp. (a)	194,000	336,606
Shikoku Electric Power Co., Inc.	22,400	211,035
Shimadzu Corp.	29,000	422,819
Shimamura Co. Ltd.	2,700	346,286
SHIMANO, Inc.	9,600	1,644,093
SHIMIZU Corp.	73,000	650,157
Shin-Etsu Chemical Co. Ltd.	50,300	3,823,222
Shinsei Bank Ltd.	217,000	351,769
Shionogi & Co. Ltd.	38,700	1,910,829
Shiseido Co. Ltd.	49,300	1,273,047
Shizuoka Bank Ltd.	69,000	583,608
Showa Shell Sekiyu K.K.	24,900	232,926
SMC Corp.	7,400	2,151,483
SoftBank Corp.	124,300	7,828,553
Sohgo Security Services Co., Ltd.	9,300	424,783
Sony Corp.	163,400	5,150,082
Sony Financial Holdings, Inc.	22,800	320,900
Stanley Electric Co. Ltd.	19,600	540,696
Start Today Co. Ltd.	21,300	374,532
Sumitomo Chemical Co. Ltd.	204,000	968,742
Sumitomo Corp.	154,400	1,780,746
Sumitomo Electric Industries Ltd.	97,800	1,449,701
Sumitomo Heavy Industries Ltd.	67,000	353,943
Sumitomo Metal Mining Co. Ltd.	65,000	842,639
Sumitomo Mitsui Financial Group, Inc.	173,900	6,029,407
Sumitomo Mitsui Trust Holdings, Inc.	43,100	1,454,314
Sumitomo Realty & Development Co. Ltd.	46,000	1,211,958
Sumitomo Rubber Industries Ltd.	22,600	378,858
Sundrug Co. Ltd.	4,500	354,868
Suntory Beverage & Food Ltd.	18,100	793,072
Suzuken Co. Ltd.	10,300	331,482
Suzuki Motor Corp.	44,600	1,586,326
Sysmex Corp.	20,300	1,411,147
T&D Holdings, Inc.	75,300	912,618
Taiheiyo Cement Corp.	146,000	419,052
Taisei Corp.	137,000	1,029,427
Taisho Pharmaceutical Holdings Co. Ltd.	4,400	430,056
Taiyo Nippon Sanso Corp.	17,100	180,180
Takashimaya Co. Ltd.	41,000	335,053
Takeda Pharmaceutical Co. Ltd.	92,100	4,127,682
TDK Corp.	16,000	1,107,657
Teijin Ltd.	24,500	474,955
Terumo Corp.	44,300	1,717,169
The Chugoku Bank Ltd.	22,500	302,517
The Hachijuni Bank Ltd.	54,000	295,051
The Suruga Bank Ltd.	22,700	555,216
THK Co. Ltd.	14,800	313,302
Tobu Railway Co. Ltd.	127,000	624,888
Toho Co. Ltd.	13,700	412,163
Toho Gas Co. Ltd.	46,000	426,795
Tohoku Electric Power Co., Inc.	59,500	729,069
Tokio Marine Holdings, Inc.	88,300	3,493,437
Tokyo Electric Power Co., Inc. (a)	188,300	732,587
Tokyo Electron Ltd.	20,300	1,836,621
Tokyo Gas Co. Ltd.	266,000	1,207,869
Tokyo Tatemono Co. Ltd.	25,200	321,037
Tokyu Corp.	138,000	1,035,625
Tokyu Fudosan Holdings Corp.	67,500	381,687
TonenGeneral Sekiyu K.K.	36,000	355,640
Toppan Printing Co. Ltd.	69,000	650,062
Toray Industries, Inc.	190,000	1,773,357
Toshiba Corp. (a)	521,000	1,892,829
Toto Ltd.	18,400	736,912
Toyo Seikan Group Holdings Ltd.	20,200	373,682
Toyo Suisan Kaisha Ltd.	10,900	442,257
Toyoda Gosei Co. Ltd.	8,700	199,187
Toyota Industries Corp.	21,200	973,377
Toyota Motor Corp.	345,450	20,038,435
Toyota Tsusho Corp.	28,000	662,954
Trend Micro, Inc.	14,700	518,642
Tsuruha Holdings, Inc.	4,800	554,744
Unicharm Corp.	52,400	1,248,416
United Urban Investment Corp.	382	644,377
USS Co. Ltd.	26,700	452,680
West Japan Railway Co.	21,400	1,320,690
Yahoo! Japan Corp.	185,600	713,234
Yakult Honsha Co. Ltd.	11,500	537,332
Yamada Denki Co. Ltd.	76,300	395,069
Yamaguchi Financial Group, Inc.	25,000	276,056
Yamaha Corp.	21,800	780,576
Yamaha Motor Co. Ltd.	36,400	810,470
Yamato Holdings Co. Ltd.	45,500	1,039,120
Yamazaki Baking Co. Ltd.	16,000	359,455
Yaskawa Electric Corp.	33,100	529,310
Yokogawa Electric Corp.	27,700	390,130
Yokohama Rubber Co. Ltd.	13,500	234,805

TOTAL JAPAN		386,087,624

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	238,807	1,613,610
Millicom International Cellular SA (depository receipt)	7,971	350,446
RTL Group SA	5,068	397,227
SES SA (France) (depositary receipt)	47,287	1,087,500
Tenaris SA	61,861	874,946

TOTAL LUXEMBOURG		4,323,729

Mauritius - 0.0%
Golden Agri-Resources Ltd.	866,200	239,703
Netherlands - 3.7%
ABN AMRO Group NV GDR	30,488	703,669
AEGON NV	236,550	1,023,302
AerCap Holdings NV (a)	21,629	889,168
Ahold Delhaize NV	165,840	3,785,748
Airbus Group NV	75,699	4,495,000
Akzo Nobel NV	32,011	2,069,048
Altice NV:
Class A (a)	49,234	907,983
Class B (a)	12,813	238,480
ASML Holding NV (Netherlands)	47,594	5,035,159
CNH Industrial NV	132,391	1,028,952
Ferrari NV	15,851	834,873
Fiat Chrysler Automobiles NV	117,039	856,959
Gemalto NV	10,472	569,436
Heineken Holding NV	12,969	998,136
Heineken NV (Bearer)	29,772	2,452,800
ING Groep NV (Certificaten Van Aandelen)	501,444	6,582,465
Koninklijke Boskalis Westminster NV	10,626	342,884
Koninklijke DSM NV	23,456	1,508,366
Koninklijke KPN NV	443,268	1,445,386
Koninklijke Philips Electronics NV	120,551	3,632,462
Mobileye NV (a)(b)	22,739	845,436
NN Group NV	41,031	1,236,397
NXP Semiconductors NV (a)	38,035	3,803,500
OCI NV (a)	12,503	173,623
QIAGEN NV (Germany) (a)	28,714	703,071
Randstad Holding NV	15,435	794,917
RELX NV	128,805	2,171,979
STMicroelectronics NV	82,697	784,878
Unilever NV (Certificaten Van Aandelen) (Bearer)	210,605	8,826,897
Vopak NV	9,308	470,073
Wolters Kluwer NV	39,204	1,517,241

TOTAL NETHERLANDS		60,728,288

New Zealand - 0.2%
Auckland International Airport Ltd.	124,396	586,217
Contact Energy Ltd.	90,332	306,833
Fletcher Building Ltd.	91,036	675,085
Mercury Nz Ltd.	94,426	205,948
Meridian Energy Ltd.	158,740	291,733
Ryman Healthcare Group Ltd.	46,581	295,793
Spark New Zealand Ltd.	239,320	626,364

TOTAL NEW ZEALAND		2,987,973

Norway - 0.6%
DNB ASA	126,108	1,823,925
Gjensidige Forsikring ASA	25,342	454,247
Marine Harvest ASA	49,679	901,489
Norsk Hydro ASA	176,249	787,964
Orkla ASA	105,839	999,377
Schibsted ASA:
(A Shares)	10,250	245,756
(B Shares)	11,192	251,952
Statoil ASA	144,590	2,360,578
Telenor ASA	96,981	1,543,508
Yara International ASA	23,098	816,307

TOTAL NORWAY		10,185,103

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	178,498	904,318
Portugal - 0.2%
Energias de Portugal SA	299,844	991,082
Galp Energia SGPS SA Class B	60,467	819,764
Jeronimo Martins SGPS SA	32,668	561,947

TOTAL PORTUGAL		2,372,793

Singapore - 1.2%
Ascendas Real Estate Investment Trust	298,800	509,007
CapitaCommercial Trust (REIT)	250,100	283,132
CapitaLand Ltd.	337,400	749,374
CapitaMall Trust	328,200	488,319
City Developments Ltd.	49,500	302,070
ComfortDelgro Corp. Ltd.	284,300	519,045
DBS Group Holdings Ltd.	228,389	2,462,415
Global Logistic Properties Ltd.	352,200	449,348
Hutchison Port Holdings Trust	691,871	307,883
Jardine Cycle & Carriage Ltd.	11,900	361,127
Keppel Corp. Ltd.	192,000	728,668
Oversea-Chinese Banking Corp. Ltd.	401,456	2,446,970
Sembcorp Industries Ltd.	123,600	224,768
Sembcorp Marine Ltd.	117,500	109,371
Singapore Airlines Ltd.	71,300	519,151
Singapore Exchange Ltd.	107,600	548,344
Singapore Press Holdings Ltd.	212,300	567,659
Singapore Technologies Engineering Ltd.	189,900	427,232
Singapore Telecommunications Ltd.	1,036,100	2,889,537
StarHub Ltd.	84,300	204,804
Suntec (REIT)	290,700	351,034
United Overseas Bank Ltd.	168,114	2,269,312
UOL Group Ltd.	59,000	240,453
Wilmar International Ltd.	252,200	600,023
Yangzijiang Shipbuilding Holdings Ltd.	196,800	105,384

TOTAL SINGAPORE		18,664,430

Spain - 3.1%
Abertis Infraestructuras SA	83,270	1,236,315
ACS Actividades de Construccion y Servicios SA	25,231	773,586
Aena SA	8,709	1,278,691
Amadeus IT Holding SA Class A	56,754	2,678,973
Banco Bilbao Vizcaya Argentaria SA	861,275	6,200,049
Banco de Sabadell SA	685,514	917,326
Banco Popular Espanol SA	435,560	477,658
Banco Santander SA:
rights 11/1/16 (a)	1,717,630	96,162
(Spain)	1,888,525	9,253,827
Bankia SA	596,878	525,489
Bankinter SA	87,398	669,094
CaixaBank SA	420,603	1,269,123
Distribuidora Internacional de Alimentacion SA	81,301	435,263
Enagas SA	29,451	845,425
Endesa SA	40,742	866,091
Ferrovial SA	62,713	1,220,246
Ferrovial SA rights 11/14/16 (a)	62,713	26,849
Gas Natural SDG SA	45,340	894,651
Grifols SA	38,612	763,378
Iberdrola SA	699,999	4,771,144
Inditex SA	141,195	4,935,873
International Consolidated Airlines Group SA	105,109	558,225
MAPFRE SA (Reg.)	129,952	386,167
Red Electrica Corporacion SA	55,934	1,166,936
Repsol YPF SA	143,958	2,017,252
Telefonica SA	579,488	5,887,947
Zardoya Otis SA	25,412	214,520

TOTAL SPAIN		50,366,260

Sweden - 2.6%
Alfa Laval AB	38,533	553,753
ASSA ABLOY AB (B Shares)	129,735	2,357,733
Atlas Copco AB:
(A Shares)	87,376	2,563,580
(B Shares)	49,999	1,307,525
Boliden AB	35,929	832,575
Electrolux AB (B Shares)	31,307	741,415
Getinge AB (B Shares)	26,340	431,605
H&M Hennes & Mauritz AB (B Shares)	123,116	3,463,602
Hexagon AB (B Shares)	33,364	1,168,016
Husqvarna AB (B Shares)	54,434	409,514
ICA Gruppen AB	9,735	302,328
Industrivarden AB (C Shares)	19,697	351,539
Investor AB (B Shares)	58,831	2,091,488
Kinnevik AB (B Shares)	30,579	773,265
Lundin Petroleum AB (a)	22,656	407,611
Nordea Bank AB	392,703	4,128,270
Sandvik AB	138,503	1,574,847
Securitas AB (B Shares)	41,057	634,573
Skandinaviska Enskilda Banken AB (A Shares)	196,311	1,981,117
Skanska AB (B Shares)	44,223	960,630
SKF AB (B Shares)	51,911	879,921
Svenska Cellulosa AB (SCA) (B Shares)	78,667	2,228,803
Svenska Handelsbanken AB (A Shares)	195,889	2,670,579
Swedbank AB (A Shares)	117,020	2,741,477
Swedish Match Co. AB	24,614	856,516
Tele2 AB:
rights 11/16/16 (a)	39,181	11,740
(B Shares)	39,181	323,828
Telefonaktiebolaget LM Ericsson (B Shares)	397,511	1,928,271
TeliaSonera AB	337,265	1,347,992
Volvo AB (B Shares)	200,038	2,148,291

TOTAL SWEDEN		42,172,404

Switzerland - 8.4%
ABB Ltd. (Reg.)	254,445	5,249,310
Actelion Ltd.	13,311	1,923,574
Adecco SA (Reg.)	21,516	1,279,588
Aryzta AG	11,398	500,819
Baloise Holdings AG	6,507	800,922
Barry Callebaut AG	268	333,663
Coca-Cola HBC AG	23,465	507,216
Compagnie Financiere Richemont SA Series A	67,597	4,345,805
Credit Suisse Group AG	240,694	3,358,349
Dufry AG (a)	5,987	728,447
Ems-Chemie Holding AG	1,064	534,124
Galenica AG	509	510,260
Geberit AG (Reg.)	4,881	2,065,257
Givaudan SA	1,194	2,310,656
Julius Baer Group Ltd.	29,022	1,174,857
Kuehne & Nagel International AG	7,114	964,781
Lafargeholcim Ltd. (Reg.)	58,986	3,150,331
Lindt & Spruengli AG	13	806,629
Lindt & Spruengli AG (participation certificate)	130	675,256
Lonza Group AG	6,859	1,294,792
Nestle SA (Reg. S)	412,372	29,902,704
Novartis AG	288,750	20,491,889
Pargesa Holding SA	4,179	280,627
Partners Group Holding AG	2,242	1,135,104
Roche Holding AG (participation certificate)	90,833	20,862,678
Schindler Holding AG:
(participation certificate)	5,913	1,098,884
(Reg.)	2,491	460,667
SGS SA (Reg.)	711	1,441,328
Sika AG	279	1,340,937
Sonova Holding AG Class B	6,919	927,847
Swatch Group AG (Bearer)	4,032	1,213,002
Swatch Group AG (Bearer) (Reg.)	6,265	361,193
Swiss Life Holding AG	4,170	1,104,078
Swiss Prime Site AG	9,126	756,696
Swiss Re Ltd.	43,142	4,006,619
Swisscom AG	3,353	1,533,933
Syngenta AG (Switzerland)	12,023	4,811,195
UBS Group AG	473,155	6,694,124
Zurich Insurance Group AG	19,460	5,091,399

TOTAL SWITZERLAND		136,029,540

United Kingdom - 15.9%
3i Group PLC	125,544	1,031,098
Aberdeen Asset Management PLC	119,809	469,561
Admiral Group PLC	27,426	643,526
Aggreko PLC	30,750	301,669
Anglo American PLC (United Kingdom) (a)	181,743	2,515,948
Antofagasta PLC	47,363	314,790
Ashtead Group PLC	65,266	1,020,938
Associated British Foods PLC	46,134	1,390,243
AstraZeneca PLC (United Kingdom)	163,566	9,158,890
Auto Trader Group PLC	130,275	597,484
Aviva PLC	524,735	2,843,421
Babcock International Group PLC	30,404	368,051
BAE Systems PLC	410,561	2,720,277
Barclays PLC	2,187,210	5,067,345
Barratt Developments PLC	129,906	721,405
Berkeley Group Holdings PLC	17,093	493,546
BHP Billiton PLC	273,617	4,114,397
BP PLC	2,412,068	14,259,437
British American Tobacco PLC (United Kingdom)	241,096	13,817,923
British Land Co. PLC	126,468	906,335
BT Group PLC	1,091,532	5,010,175
Bunzl PLC	43,481	1,170,324
Burberry Group PLC	57,836	1,044,171
Capita Group PLC	86,633	621,387
Carnival PLC	24,688	1,190,773
Carphone Warehouse Group PLC	127,766	492,145
Centrica PLC	702,133	1,840,858
Cobham PLC	204,321	357,377
Coca-Cola European Partners PLC	28,148	1,085,344
Compass Group PLC	212,617	3,847,152
Croda International PLC	16,915	724,225
Diageo PLC	325,485	8,663,283
Direct Line Insurance Group PLC	178,291	755,288
easyJet PLC	20,799	238,541
Fresnillo PLC	28,774	577,598
G4S PLC (United Kingdom)	201,428	542,405
GKN PLC	221,716	864,653
GlaxoSmithKline PLC	629,912	12,443,481
Hammerson PLC	102,368	690,394
Hargreaves Lansdown PLC	33,811	480,062
Hikma Pharmaceuticals PLC	18,736	402,242
HSBC Holdings PLC (United Kingdom)	2,562,351	19,297,410
ICAP PLC	71,885	426,298
IMI PLC	35,628	433,470
Imperial Tobacco Group PLC	124,004	6,003,693
Inmarsat PLC	58,688	503,916
InterContinental Hotel Group PLC	24,417	948,893
Intertek Group PLC	20,933	875,760
Intu Properties PLC	121,671	410,289
Investec PLC	80,280	499,175
ITV PLC	470,416	981,721
J Sainsbury PLC	214,074	657,425
Johnson Matthey PLC	24,994	1,043,210
Kingfisher PLC	295,871	1,306,987
Land Securities Group PLC	102,241	1,250,178
Legal & General Group PLC	769,947	1,973,417
Lloyds Banking Group PLC	8,313,043	5,805,191
London Stock Exchange Group PLC	40,518	1,393,592
Marks & Spencer Group PLC	210,868	877,377
Mediclinic International PLC	47,921	531,710
Meggitt PLC	101,190	539,148
Merlin Entertainments PLC	92,801	523,415
Mondi PLC	47,456	927,055
National Grid PLC	484,212	6,298,522
Next PLC	18,359	1,082,223
Old Mutual PLC	638,042	1,573,641
Pearson PLC	106,474	985,030
Persimmon PLC	39,882	826,936
Provident Financial PLC	19,131	690,782
Prudential PLC	332,619	5,427,964
Reckitt Benckiser Group PLC	82,034	7,338,803
RELX PLC	141,518	2,530,715
Rio Tinto PLC	160,235	5,572,222
Rolls-Royce Holdings PLC	238,005	2,112,678
Royal Bank of Scotland Group PLC (a)	455,768	1,053,238
Royal Dutch Shell PLC:
Class A (United Kingdom)	553,579	13,788,011
Class B (United Kingdom)	483,925	12,481,640
Royal Mail PLC	116,964	702,935
RSA Insurance Group PLC	131,447	887,484
Sage Group PLC	139,611	1,232,927
Schroders PLC	17,506	604,037
Scottish & Southern Energy PLC	130,189	2,531,271
Segro PLC	107,039	572,801
Severn Trent PLC	30,560	870,799
SKY PLC	133,700	1,338,647
Smith & Nephew PLC	115,759	1,673,453
Smiths Group PLC	51,296	890,310
St. James's Place Capital PLC	68,178	788,601
Standard Chartered PLC (United Kingdom)	424,552	3,699,400
Standard Life PLC	256,037	1,058,629
Tate & Lyle PLC	60,488	577,491
Taylor Wimpey PLC	423,283	734,145
Tesco PLC (a)	1,057,814	2,724,598
The Weir Group PLC	27,778	578,005
Travis Perkins PLC	32,516	530,528
Unilever PLC	165,966	6,943,407
United Utilities Group PLC	88,484	1,018,062
Vodafone Group PLC	3,436,630	9,438,108
Whitbread PLC	23,744	1,050,615
William Hill PLC	104,652	378,902
WM Morrison Supermarkets PLC	287,942	798,279
Worldpay Group PLC	234,108	816,089

TOTAL UNITED KINGDOM		257,209,420

TOTAL COMMON STOCKS
(Cost $1,542,770,142)		1,551,372,804

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	6,903	524,003
Fuchs Petrolub AG	8,365	373,965
Henkel AG & Co. KGaA	22,949	2,944,976
Porsche Automobil Holding SE (Germany)	19,918	1,074,117
Volkswagen AG	24,058	3,306,491

TOTAL GERMANY		8,223,552

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	759,988	538,943
United Kingdom - 0.0%
Rolls-Royce Holdings PLC	10,069,676	12,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,388,169)		8,774,820
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.54% 3/2/17 to 6/22/17 (c) (Cost $1,296,972)	1,300,000	1,297,423
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.41% (d)	44,682,450	44,695,854
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	2,898,081	2,898,661
TOTAL MONEY MARKET FUNDS
(Cost $47,585,715)		47,594,515
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $1,600,040,998)		1,609,039,562
NET OTHER ASSETS (LIABILITIES) - 0.9%		14,110,834
NET ASSETS - 100%		$1,623,150,396

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
755 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	62,880,175	$142,022

The face value of futures purchased as a percentage of Net Assets is 3.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $41,261,543.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,297,423.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$134,944
Fidelity Securities Lending Cash Central Fund	14,075
Total	$149,019

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$195,779,770	$123,988,792	$71,790,978	$--
Consumer Staples	184,257,829	114,607,902	69,649,927	--
Energy	77,412,053	15,032,020	62,380,033	--
Financials	315,312,116	179,703,446	135,608,670	--
Health Care	168,756,296	59,028,353	109,727,943	--
Industrials	220,260,829	172,824,759	47,436,070	--
Information Technology	85,952,760	53,498,086	32,454,674	--
Materials	120,512,638	86,692,829	33,819,809	--
Real Estate	61,114,427	58,074,730	3,039,697	--
Telecommunication Services	74,293,808	14,881,583	59,412,225	--
Utilities	56,495,098	42,153,458	14,341,640	--
Government Obligations	1,297,423	--	1,297,423	--
Money Market Funds	47,594,515	47,594,515	--	--
Total Investments in Securities:	$1,609,039,562	$968,080,473	$640,959,089	$--
Derivative Instruments:
Assets
Futures Contracts	$142,022	$142,022	$--	$--
Total Assets	$142,022	$142,022	$--	$--
Total Derivative Instruments:	$142,022	$142,022	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$142,022	$0
Total Equity Risk	$142,022	$0
Total Value of Derivatives	$142,022	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016
Assets
Investment in securities, at value (including securities loaned of $2,858,447) — See accompanying schedule: Unaffiliated issuers (cost $1,552,455,283)	$1,561,445,047
Fidelity Central Funds (cost $47,585,715)	47,594,515
Total Investments (cost $1,600,040,998)		$1,609,039,562
Segregated cash with brokers for derivative instruments		1,348,984
Foreign currency held at value (cost $2,555,620)		2,555,813
Receivable for fund shares sold		11,467,277
Dividends receivable		3,909,517
Interest receivable		1,626
Distributions receivable from Fidelity Central Funds		37,122
Receivable for daily variation margin for derivative instruments		23,875
Receivable from investment adviser for expense reductions		87,946
Total assets		1,628,471,722
Liabilities
Payable for investments purchased	$1,194,012
Payable for fund shares redeemed	945,518
Accrued management fee	63,042
Other affiliated payables	94,563
Other payables and accrued expenses	126,932
Collateral on securities loaned, at value	2,897,259
Total liabilities		5,321,326
Net Assets		$1,623,150,396
Net Assets consist of:
Paid in capital		$1,594,348,494
Undistributed net investment income		16,741,070
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,035,654
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,025,178
Net Assets, for 159,231,636 shares outstanding		$1,623,150,396
Net Asset Value, offering price and redemption price per share ($1,623,150,396 ÷ 159,231,636 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period January 5, 2016 (commencement of operations) to October 31, 2016
Investment Income
Dividends		$19,620,573
Interest		3,151
Income from Fidelity Central Funds		149,019
Income before foreign taxes withheld		19,772,743
Less foreign taxes withheld		(1,562,852)
Total income		18,209,891
Expenses
Management fee	$383,683
Transfer agent fees	435,293
Accounting and security lending fees	70,470
Custodian fees and expenses	166,384
Independent trustees' fees and expenses	1,983
Registration fees	165,099
Audit	30,354
Legal	182
Miscellaneous	1,749
Total expenses before reductions	1,255,197
Expense reductions	(861,999)	393,198
Net investment income (loss)		17,816,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(269,603)
Fidelity Central Funds	2,348
Foreign currency transactions	(40,449)
Futures contracts	3,654,271
Total net realized gain (loss)		3,346,567
Change in net unrealized appreciation (depreciation) on: Investment securities	8,998,564
Assets and liabilities in foreign currencies	(115,408)
Futures contracts	142,022
Total change in net unrealized appreciation (depreciation)		9,025,178
Net gain (loss)		12,371,745
Net increase (decrease) in net assets resulting from operations		$30,188,438

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period January 5, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,816,693
Net realized gain (loss)	3,346,567
Change in net unrealized appreciation (depreciation)	9,025,178
Net increase (decrease) in net assets resulting from operations	30,188,438
Share transactions
Proceeds from sales of shares	1,715,344,228
Cost of shares redeemed	(122,382,270)
Net increase (decrease) in net assets resulting from share transactions	1,592,961,958
Total increase (decrease) in net assets	1,623,150,396
Net Assets
Beginning of period	–
End of period	$1,623,150,396
Other Information
Undistributed net investment income end of period	$16,741,070
Shares
Sold	171,229,487
Redeemed	(11,997,851)
Net increase (decrease)	159,231,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Index Fund

Year ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.25
Net realized and unrealized gain (loss)	(.06)C
Total from investment operations	.19
Net asset value, end of period	$10.19
Total ReturnD,E	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.07%H
Expenses net of all reductions	.07%H
Net investment income (loss)	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,623,150
Portfolio turnover rateI	1%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2016

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds or comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be level 3 depending upon the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$73,361,032
Gross unrealized depreciation	(66,022,949)
Net unrealized appreciation (depreciation) on securities	$7,338,083
Tax Cost	$1,601,701,479

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,301,453
Undistributed long-term capital gain	$2,277,775
Net unrealized appreciation (depreciation) on securities and other investments	$7,222,675

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $3,654,271 and a change in net unrealized appreciation (depreciation) of $142,022 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,568,713,204 and $8,543,124, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Pursuant to the management contract and separate expense contract approved by the Board of Trustees effective July 1, 2016, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .125% of the Fund's average net assets, with certain exceptions.

Prior to July 1, 2016, there was no expense contract in place and under the management contract the management fee was based on an annual rate of .10% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,362 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,075.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. For the period, the expense limitations were as follows:

Period	Expense Limitations
July 1, 2016	.05%
June 1 - June 30, 2016	.06%
January 5 - May 31, 2016(a)	.12%

 (a) Commencement of operations January 5, 2016

During the period this reimbursement reduced the Fund's operating expenses by $858,098.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,901.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity SAI International Index Fund (a fund of Fidelity Salem Street Trust) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets in the period then ended, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity SAI International Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, Jennifer Toolin McAuliffe, and Mark A. Murray, each of the Trustees oversees 244 funds. Mr. Chiel oversees 120 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (UK) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.06%	$1,000.00	$1,005.90	$.30
Hypothetical-C		$1,000.00	$1,024.83	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI International Index Fund voted to pay on December 19, 2016, to shareholders of record at the opening of business on December 16, 2016 a distribution of $0.026 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.117 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2016 $2,277,775, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio. The Board further considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract and sub-advisory agreements in September 2015. The Board noted that, because the fund did not commence operations until January 2016, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered that, at its July 2016 meeting, it ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.10% to 0.05% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.125%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.05% through December 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the Fidelity funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV7-ANN-1216
1.9879602.100

Item 2.

Code of Ethics

As of the end of the period, October 31, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Index Fund, Fidelity Global ex U.S. Index Fund and Fidelity Series Global ex U.S. Index Fund (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$52,000	$-	$7,500	$1,400
Fidelity Global ex U.S. Index Fund	$57,000	$-	$6,400	$1,500
Fidelity Series Global ex U.S. Index Fund	$55,000	$-	$6,400	$1,500

October 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Index Fund	$49,000	$-	$7,200	$700
Fidelity Global ex U.S. Index Fund	$53,000	$-	$5,800	$800
Fidelity Series Global ex U.S. Index Fund	$51,000	$-	$6,100	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund, Fidelity SAI International Minimum Volatility Index Fund, Fidelity SAI U.S. Minimum Volatility Index Fund and Fidelity Total International Index Fund (the “Funds”):

Services Billed by PwC

October 31, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$50,000	$-	$4,100	$1,900
Fidelity SAI International Index Fund	$50,000		$$4,100	$1,900
Fidelity SAI International Minimum Volatility Index Fund	$50,000	$-	$3,700	$2,100
Fidelity SAI U.S. Minimum Volatility Index Fund	$49,000	$-	$3,700	$2,100
Fidelity Total International Index Fund	$47,000		$$3,700	$800

October 31, 2015 FeesA,B,C,D

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Emerging Markets Index Fund	$-	$-	$-	$-
Fidelity SAI International Index Fund	$-	$-	$-	$-
Fidelity SAI International Minimum Volatility Index Fund	$42,000	$-	$3,500	$700
Fidelity SAI U.S. Minimum Volatility Index Fund	$42,000	$-	$3,500	$800
Fidelity Total International Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity SAI Emerging Markets Index Fund and Fidelity SAI International Index Fund commenced operations on January 5, 2016.

C Fidelity Total International Index Fund commenced operations on June 7, 2016.

D Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund commenced operations on May 29, 2015.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2016A	October 31, 2015A
Audit-Related Fees	$40,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$60,000

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2016A,B	October 31, 2015A,B,C
Audit-Related Fees	$5,775,000	$3,465,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund and Fidelity Total International Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2016 A,B	October 31, 2015 A,B,C
PwC	$6,585,000	$4,775,000
Deloitte Entities	$95,000	$190,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Index Fund and Fidelity Total International Index Fund’s commencement of operations.

C May include amounts billed prior to the Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2016